UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number

811-07572

Principal Funds, Inc.

(Exact name of registrant as specified in charter)

655 9th Street, Des Moines, IA 50309
(Address of principal executive offices)	(Zip code)

Principal Management Corporation, 655 9th Street, Des Moines, IA 50309 (Name and address of agent for service)

Registrant’s telephone number, including area code:		515-247-6783
Date of fiscal year end:	August 31, 2015
Date of reporting period:	February 28, 2015

ITEM 1 – REPORT TO STOCKHOLDERS

Institutional, J, & R Share Classes

Semiannual Report

February 28, 2015

PRIVACY NOTICE

This Notice is provided on behalf of the following
companies of the Principal Financial Group:

Principal Life Insurance Company
Principal National Life Insurance Company
Princor Financial Services Corporation
Principal Trust Company
Principal Global Investors, LLC
Principal Global Investors Trust
Principal Real Estate Investors, LLC
Principal Commercial Acceptance, LLC
Principal Commercial Funding, LLC
Principal Green Fund I, LP / PGF GP, LLC
Edge Asset Management, Inc. / Spectrum Asset Management, Inc.
Principal Variable Contracts Funds, Inc.
Principal Life Insurance Company Variable Life Separate Account
Principal National Life Insurance Company Variable Life Separate Account
Principal Life Insurance Company Separate Account B
Principal Funds, Inc. / Principal Funds Distributor, Inc.
Employers Dental Services, Inc. / Principal Dental Services, Inc.
First Dental Health

PROTECTING YOUR PRIVACY	HOW WE SHARE INFORMATION
This Notice is required by law. It tells how we handle	Within the Principal Financial Group
personal information.	We may share personal information about you or about former
This Notice applies to:	customers, plan participants or beneficiaries within the
x people who own or apply for our products or services	Principal Financial Group for several reasons, including:
for personal use.	x to assist us in providing service;
x employee benefit plan participants and beneficiaries.	x to help design and improve products; or
Please note that in this Notice, “you” refers to only these	x with your consent, at your request or as allowed by law.
people. The Notice does not apply to an employer plan
sponsor or group policyholder.	With Others

WE PROTECT INFORMATION WE COLLECT ABOUT	In the course of doing business we may share data with others.
YOU	This could include personal information about you or about
former customers, plan participants or beneficiaries. Personal
We follow strict standards to safeguard personal	information may be shared with others for the following
information. These standards include limiting access to	reasons:
data and regularly testing our security technology.
x in response to a subpoena,
HOW WE COLLECT INFORMATION	x to prevent fraud,
We collect data about you as we do business with you.	x to comply with inquiries from government agencies or
Some of the sources of this data are as follows:	other regulators, or
x Information we obtain when you apply or enroll for	x for other legal purposes.
products or services. You may provide facts such as
your name; address; Social Security number; financial	We also may share personal information:
status; and, when applicable, health history.	x with others that service your accounts, or that perform
x Information we obtain from others. This may include	services on our behalf;
claim reports, medical records, when applicable, credit	x with others with whom we may have joint marketing
reports, property values and similar data.	agreements. These include financial services companies
x Information we obtain through our transactions	(such as other insurance companies, banks or mutual
and experience with you. This includes your claims	fund companies); and
history, payment and investment records, and account	x with other companies with your consent, at your request
values and balances.	or as allowed by law.
x Information we obtain through the Internet. This
includes data from online forms you complete. It also
includes data we collect when you visit our websites.

MM 2458-12

01/2014

F445PS-14

MEDICAL INFORMATION	MORE INFORMATION
We do not share medical information among companies	You may write to us if you have questions about our Privacy
of the Principal Financial Group or with others except:	Notice. Contact our Privacy Officer at P.O. Box 14582,
x when needed to service your policies, accounts,	Des Moines, Iowa 50306-3582.
claims or contracts;

x when laws protecting your privacy permit it; or	Receipt of this notice does not mean your application has been
x when you consent.	accepted.
ACCURACY OF INFORMATION	We may change our privacy practices at times. We will give
you a revised notice when required by law.
We strive for accurate records. Please tell us if you
receive any incorrect materials from us. We will make the	Our privacy practices comply with all applicable laws. If a
appropriate changes.	state’s privacy laws are more restrictive than those stated in
COMPANIES WITHIN THE PRINCIPAL FINANCIAL	this Notice, we comply with those laws.
GROUP	Your agent, broker, registered representative, consultant or
Several companies within the Principal Financial Group	advisor may have a different privacy policy.
are listed at the top of this Notice. The companies of the
Principal Financial Group are leading providers of	1-800-986-3343
retirement savings, investment, and insurance products.

MM 2458-12

01/2014

F456PS-14

CALIFORNIA PRIVACY NOTICE

This Notice is provided on behalf of the following
companies of the Principal Financial Group:

Principal Life Insurance Company
Principal National Life Insurance Company
Princor Financial Services Corporation
Principal Trust Company
Principal Global Investors, LLC
Principal Global Investors Trust
Principal Real Estate Investors, LLC
Principal Commercial Acceptance, LLC
Principal Commercial Funding, LLC
Principal Green Fund I, LP / PGF GP, LLC
Edge Asset Management, Inc. / Spectrum Asset Management, Inc.
Principal Variable Contracts Funds, Inc.
Principal Life Insurance Company Variable Life Separate Account
Principal National Life Insurance Company Variable Life Separate Account
Principal Life Insurance Company Separate Account B
Principal Funds, Inc. / Principal Funds Distributor, Inc.
Employers Dental Services, Inc. / Principal Dental Services, Inc.
First Dental Health

PROTECTING YOUR PRIVACY	HOW WE SHARE INFORMATION
This Notice is required by law. It tells how we handle	We may share personal information about you or about former
personal information.	customers, plan participants or beneficiaries among companies
This Notice applies to individual residents of California	within the Principal Financial Group or with others for several
who:	reasons, including:
x own or apply for our products or services for personal	x to assist us in servicing your account;
use.	x to protect against potential identity theft or
x are employee benefit plan participants and	unauthorized transactions;
beneficiaries.	x to comply with inquiries from government agencies or other
Please note that in this Notice, “you” refers to only these	regulators, or for other legal purposes;
people. The Notice does not apply to an employer plan	x with your consent, at your request or as allowed by law.
sponsor or group policyholder.
MEDICAL INFORMATION
WE PROTECT INFORMATION WE COLLECT ABOUT
YOU	We do not share medical information among companies of the
We follow strict standards to protect personal information.	Principal Financial Group or with others except:
These standards include limiting access to data and	x when needed to service your policies, accounts, claims
regularly testing our security technology.	or contracts;

HOW WE COLLECT INFORMATION	x when laws protecting your privacy permit it; or
We collect data about you as we do business with you.	x when you consent.

Some of the sources of this data are as follows:	ACCURACY OF INFORMATION
x Information we obtain when you apply or enroll for
products or services. You may provide facts such as	We strive for accurate records. Please tell us if you receive any
your name; address; Social Security number; financial	incorrect materials from us. We will make the appropriate
status; and, when applicable, health history.	changes.

x Information we obtain from others. This may include	COMPANIES WITHIN THE PRINCIPAL FINANCIAL
claim reports, medical records, credit reports and	GROUP
similar data.
Several companies within the Principal Financial Group are
x Information we obtain through our transactions	listed at the top of this Notice. The companies of the Principal
and experience with you. This includes your claims	Financial Group are leading providers of retirement savings,
history, payment and investment records, and account	investment, and insurance products.
values.
x Information we obtain through the Internet. This
includes data from online forms you complete. It also
includes data we receive when you visit our website.

BB 9338-11

01/2014

F445CA-11

MORE INFORMATION	Our privacy practices comply with all applicable laws.

You may write to us if you have questions about our Privacy	Your agent, broker, registered representative, consultant or
Notice. Contact our Privacy Officer at P.O. Box 14582,	advisor may have a different privacy policy.
Des Moines, Iowa 50306-3582.
1-800-986-3343
Receipt of this notice does not mean your application has been accepted.

We may change our privacy practices at times. We will give
you a revised notice when required by law.

BB 9338-11

01/2014

F456CA-11

Financial Statements	1
Notes to Financial Statements	25
Schedules of Investments	51
Financial Highlights (Includes performance information)	152
Shareholder Expense Example	166
Supplemental Information	168

	STATEMENTS OF ASSETS AND LIABILITIES
	PRINCIPAL FUNDS, INC.
	February 28, 2015 (unaudited)

						Credit
				Bond Market		Opportunities
Amounts in thousands, except per share amounts	Blue Chip Fund			Index Fund		Explorer Fund
Investment in securities--at cost		$509,374		$1,337,995		$18,961
Foreign currency--at cost		$–		$–		$30
Assets
Investment in securities--at value		$598,148		$1,352,207		$18,936
Foreign currency--at value		–		–		27
Receivables:
Dividends and interest		737		6,227		221
Expense reimbursement from Manager		1		30		4
Fund shares sold		78		388		4
Investment securities sold		1,737		23,910		1,862
Variation margin on financial derivative instruments		–		–		4
Prepaid expenses		–		–		2
	Total Assets	600,701		1,382,762		21,060
Liabilities
Accrued management and investment advisory fees		310		229		9
Accrued administrative service fees		–		2		–
Accrued distribution fees		7		10		2
Accrued service fees		–		13		–
Accrued transfer agent fees		3		9		2
Accrued directors' expenses		1		4		1
Accrued other expenses		42		45		–
Cash overdraft		–		1,189		1
Payables:
Dividends payable		–		–		68
Fund shares redeemed		852		278		–
Investment securities purchased		5,537		186,165		1,280
Short sales (proceeds received $0, $306 and $0)		–		306		–
Variation margin on financial derivative instruments		–		–		7
	Total Liabilities	6,752		188,250		1,370
Net Assets Applicable to Outstanding Shares		$593,949		$1,194,512		$19,690
Net Assets Consist of:
Capital shares and additional paid-in-capital		$499,597		$1,175,744		$20,044
Accumulated undistributed (overdistributed) net investment income (loss)		420		2,906		5
Accumulated undistributed (overdistributed) net realized gain (loss)		5,158		1,650		(323)
Net unrealized appreciation (depreciation) of investments		88,774		14,212		(33)
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency		–		–		(3)
	Total Net Assets	$593,949		$1,194,512		$19,690
Capital Stock (par value: $.01 per share):
Shares authorized		650,000		710,000		200,000
Net Asset Value Per Share:
Class A: Net Assets		$12,630		N/A		$9,863
Shares Issued and Outstanding		794				1,004
Net Asset Value per share		$15.90				$9.82
Maximum Offering Price		$16.83				$10.20
Class C: Net Assets		$6,275		N/A		N/A
Shares Issued and Outstanding		398
Net Asset Value per share		$15.77	(a)
Class J: Net Assets		N/A		$25,944		N/A
Shares Issued and Outstanding				2,374
Net Asset Value per share				$10.93	(a)
Class P: Net Assets		$2,315		N/A		N/A
Shares Issued and Outstanding		145
Net Asset Value per share		$15.97
Institutional: Net Assets		$572,729		$1,103,455		$9,827
Shares Issued and Outstanding		35,872		99,331		1,000
Net Asset Value per share		$15.97		$11.11		$9.83
R-1: Net Assets		N/A		$1,510		N/A
Shares Issued and Outstanding				138
Net Asset Value per share				$10.94
R-2: Net Assets		N/A		$3,684		N/A
Shares Issued and Outstanding				337
Net Asset Value per share				$10.93
R-3: Net Assets		N/A		$15,408		N/A
Shares Issued and Outstanding				1,412
Net Asset Value per share				$10.91
R-4: Net Assets		N/A		$7,571		N/A
Shares Issued and Outstanding				691
Net Asset Value per share				$10.95
R-5: Net Assets		N/A		$36,940		N/A
Shares Issued and Outstanding				3,370
Net Asset Value per share				$10.96

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
February 28, 2015 (unaudited)
	Diversified Real		Dynamic High Yield	Global Multi-
Amounts in thousands, except per share amounts	Asset Fund		Explorer Fund	Strategy Fund
Investment in securities--at cost	$3,325,028		$14,917	$2,900,476
Foreign currency--at cost	$21,888		$–	$5,877
Assets
Investment in securities--at value	$3,451,038		$14,763	$3,005,504
Foreign currency--at value	21,817		–	5,807
Cash	232		2	40,250
Deposits with counterparty	2,104		–	438,418
Receivables:
Dividends and interest	5,571		140	9,207
Expense reimbursement from Manager	14		5	–
Foreign currency contracts	2,299		–	27,132
Fund shares sold	3,400		1	12,503
Investment securities sold	15,739		1,181	26,608
OTC swap agreements--at value (premiums paid $0, $0 and $4,722)	2		–	11,664
Variation margin on financial derivative instruments	167		–	2,243
Prepaid directors' expenses	3		–	2
Prepaid expenses	–		3	–
Total Assets	3,502,386		16,095	3,579,338
Liabilities
Accrued management and investment advisory fees	2,109		7	3,365
Accrued distribution fees	65		2	61
Accrued transfer agent fees	118		2	94
Accrued directors' expenses	–		1	–
Accrued other expenses	159		–	2,290
Payables:
Dividends payable	–		62	–
Foreign currency contracts	1,010		–	14,348
Fund shares redeemed	4,018		–	1,216
Investment securities purchased	56,859		1,161	102,425
Options and swaptions contracts written (premiums received $384, $0 and $4,249)	165		–	1,878
Reverse repurchase agreements	–		–	91,608
Short sales (proceeds received $0, $0 and $457,672)	–		–	477,734
OTC swap agreements--at value (premiums received $0, $0 and $2,119)	47		–	4,740
Variation margin on financial derivative instruments	135		–	1,213
Total Liabilities	64,685		1,235	700,972
Net Assets Applicable to Outstanding Shares	$3,437,701		$14,860	$2,878,366
Net Assets Consist of:
Capital shares and additional paid-in-capital	$3,347,355		$15,215	$2,766,500
Accumulated undistributed (overdistributed) net investment income (loss)	26,156		(14)	(23,350)
Accumulated undistributed (overdistributed) net realized gain (loss)	(61,118)		(187)	38,752
Net unrealized appreciation (depreciation) of investments	124,160		(154)	83,846
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	1,148		–	12,618
Total Net Assets	$3,437,701		$14,860	$2,878,366
Capital Stock (par value: $.01 per share):
Shares authorized	1,425,000		200,000	1,450,000
Net Asset Value Per Share:
Class A: Net Assets	$123,059		$7,534	$144,089
Shares Issued and Outstanding	10,068		772	12,959
Net Asset Value per share	$12.22		$9.76	$11.12
Maximum Offering Price	$12.70		$10.14	$11.55
Class C: Net Assets	$54,519		N/A	$47,846
Shares Issued and Outstanding	4,541			4,357
Net Asset Value per share	$12.01	(a)		$10.98	(a)
Class P: Net Assets	$361,666		N/A	$208,533
Shares Issued and Outstanding	29,661			18,703
Net Asset Value per share	$12.19			$11.15
Institutional: Net Assets	$2,898,447		$7,326	$2,477,898
Shares Issued and Outstanding	237,031		750	221,493
Net Asset Value per share	$12.23		$9.77	$11.19
R-6: Net Assets	$10		N/A	N/A
Shares Issued and Outstanding	1
Net Asset Value per share	$12.23

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES PRINCIPAL FUNDS, INC. February 28, 2015 (unaudited)
	Global	International Equity	International Small
Amounts in thousands, except per share amounts	Opportunities Fund	Index Fund	Company Fund
Investment in securities--at cost	$1,237,753	$688,953	$7,497
Foreign currency--at cost	$9,450	$119	$1
Assets
Investment in securities--at value	$1,358,244	$775,756	$7,788
Foreign currency--at value	9,361	118	1
Deposits with counterparty	–	132	–
Receivables:
Dividends and interest	2,969	2,390	9
Expense reimbursement from Manager	3	–	9
Fund shares sold	711	619	1
Investment securities sold	30,800	2,456	200
Prepaid transfer agent fees	–	2	–
Total Assets	1,402,088	781,473	8,008
Liabilities
Accrued management and investment advisory fees	848	147	6
Accrued administrative service fees	–	1	–
Accrued distribution fees	2	4	1
Accrued service fees	–	12	–
Accrued transfer agent fees	2	–	5
Accrued custodian fees	–	–	24
Accrued other expenses	39	189	7
Cash overdraft	–	36	–
Payables:
Fund shares redeemed	45	23	3
Investment securities purchased	49,601	3,967	214
Variation margin on financial derivative instruments	–	3	–
Total Liabilities	50,537	4,382	260
Net Assets Applicable to Outstanding Shares	$1,351,551	$777,091	$7,748
Net Assets Consist of:
Capital shares and additional paid-in-capital	$1,229,275	$699,005	$7,951
Accumulated undistributed (overdistributed) net investment income (loss)	4,779	(2,086)	(37)
Accumulated undistributed (overdistributed) net realized gain (loss)	(2,863)	(6,804)	(457)
Net unrealized appreciation (depreciation) of investments	120,491	87,111	291
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	(131)	(135)	–
Total Net Assets	$1,351,551	$777,091	$7,748
Capital Stock (par value: $.01 per share):
Shares authorized	650,000	400,000	300,000
Net Asset Value Per Share:
Class A: Net Assets	$2,852	N/A	$4,210
Shares Issued and Outstanding	237		434
Net Asset Value per share	$12.03		$9.70
Maximum Offering Price	$12.73		$10.26
Class C: Net Assets	$1,686	N/A	N/A
Shares Issued and Outstanding	141
Net Asset Value per share	$11.96 (a)
Class P: Net Assets	$815	N/A	$3,418
Shares Issued and Outstanding	68		352
Net Asset Value per share	$12.06		$9.72
Institutional: Net Assets	$1,346,198	$712,559	$120
Shares Issued and Outstanding	111,332	69,646	12
Net Asset Value per share	$12.09	$10.23	$9.71
R-1: Net Assets	N/A	$557	N/A
Shares Issued and Outstanding		56
Net Asset Value per share		$9.95
R-2: Net Assets	N/A	$939	N/A
Shares Issued and Outstanding		92
Net Asset Value per share		$10.21
R-3: Net Assets	N/A	$14,121	N/A
Shares Issued and Outstanding		1,402
Net Asset Value per share		$10.07
R-4: Net Assets	N/A	$11,625	N/A
Shares Issued and Outstanding		1,143
Net Asset Value per share		$10.17
R-5: Net Assets	N/A	$37,290	N/A
Shares Issued and Outstanding		3,663
Net Asset Value per share		$10.18

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES PRINCIPAL FUNDS, INC. February 28, 2015 (unaudited)
	Origin Emerging	Preferred		Real Estate
Amounts in thousands, except per share amounts	Markets Fund	Securities Fund		Allocation Fund
Investment in securities--at cost	$22,492	$4,621,319		$–
Investment in affiliated securities and Funds--at cost	$–	$83,795		$155
Foreign currency--at cost	$7,549	$ –		$–
Assets
Investment in securities--at value	$22,263	$4,990,539	(a)	$–
Investment in affiliated securities and Funds--at value	–	87,779		155
Foreign currency--at value	7,541	–		–
Cash	15,803	–		–
Deposits with counterparty	–	415		–
Receivables:
Dividends and interest	2	50,301		–
Expense reimbursement from Manager	22	–		18
Fund shares sold	–	37,043		4
Investment securities sold	66	12,184		–
Prepaid directors' expenses	–	3		–
Prepaid expenses	7	–		–
Total Assets	45,704	5,178,264		177
Liabilities
Accrued management and investment advisory fees	11	2,686		–
Accrued administrative service fees	–	1		–
Accrued distribution fees	1	785		–
Accrued service fees	–	2		–
Accrued transfer agent fees	2	660		2
Accrued directors' expenses	–	–		1
Accrued professional fees	–	–		4
Accrued registration fees	–	–		11
Accrued other expenses	–	154		–
Payables:
Dividends payable	–	20,024		–
Fund shares redeemed	–	10,007		–
Investment securities purchased	20,634	12,035		4
Options and swaptions contracts written (premiums received $0, $37,272 and $0)	–	22,359		–
Collateral obligation on securities loaned, at value	–	7,281		–
Total Liabilities	20,648	75,994		22
Net Assets Applicable to Outstanding Shares	$25,056	$5,102,270		$155
Net Assets Consist of:
Capital shares and additional paid-in-capital	$25,372	$4,701,853		$155
Accumulated undistributed (overdistributed) net investment income (loss)	(13)	(3,712)		–
Accumulated undistributed (overdistributed) net realized gain (loss)	(45)	16,012		–
Net unrealized appreciation (depreciation) of investments	(229)	388,117		–
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	(29)	–		–
Total Net Assets	$25,056	$5,102,270		$155
Capital Stock (par value: $.01 per share):
Shares authorized	225,000	2,200,000		200,000
Net Asset Value Per Share:
Class A: Net Assets	$99	$874,457		$145
Shares Issued and Outstanding	10	83,844		14
Net Asset Value per share	$9.95	$10.43		$10.22
Maximum Offering Price	$10.53	$10.84		$10.81
Class C: Net Assets	N/A	$794,113		N/A
Shares Issued and Outstanding		76,218
Net Asset Value per share		$10.42	(b)
Class J: Net Assets	N/A	$42,886		N/A
Shares Issued and Outstanding		4,205
Net Asset Value per share		$10.20	(b)
Class P: Net Assets	N/A	$1,224,365		N/A
Shares Issued and Outstanding		118,171
Net Asset Value per share		$10.36
Institutional: Net Assets	$24,859	$2,153,657		$10
Shares Issued and Outstanding	2,544	207,671		1
Net Asset Value per share	$9.77	$10.37		$10.23
R-1: Net Assets	N/A	$1,553		N/A
Shares Issued and Outstanding		151
Net Asset Value per share		$10.33
R-2: Net Assets	N/A	$1,517		N/A
Shares Issued and Outstanding		147
Net Asset Value per share		$10.28
R-3: Net Assets	N/A	$4,042		N/A
Shares Issued and Outstanding		392
Net Asset Value per share		$10.31
R-4: Net Assets	N/A	$1,792		N/A
Shares Issued and Outstanding		174
Net Asset Value per share		$10.30
R-5: Net Assets	N/A	$3,888		N/A
Shares Issued and Outstanding		376
Net Asset Value per share		$10.33
R-6: Net Assets	$98	N/A		N/A
Shares Issued and Outstanding	10
Net Asset Value per share	$9.77

(a)	Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
February 28, 2015 (unaudited)
		Small-MidCap
Real Estate Debt		Dividend
Amounts in thousands, except per share amounts	Income Fund	Income Fund
Investment in securities--at cost	$43,886	$1,596,420
Assets
Investment in securities--at value	$43,947	$1,764,623	(a)
Cash	975	–
Receivables:
Dividends and interest	279	3,747
Expense reimbursement from Manager	7	–
Fund shares sold	2	8,555
Investment securities sold	–	14,506
Prepaid expenses	22	–
Total Assets	45,232	1,791,431
Liabilities
Accrued management and investment advisory fees	14	1,017
Accrued distribution fees	3	134
Accrued transfer agent fees	4	174
Accrued custodian fees	2	–
Accrued directors' expenses	1	–
Accrued professional fees	6	–
Accrued other expenses	–	42
Payables:
Dividends payable	70	–
Fund shares redeemed	–	2,555
Investment securities purchased	–	4,700
Collateral obligation on securities loaned, at value	–	45,528
Total Liabilities	100	54,150
Net Assets Applicable to Outstanding Shares	$45,132	$1,737,281
Net Assets Consist of:
Capital shares and additional paid-in-capital	$45,076	$1,554,365
Accumulated undistributed (overdistributed) net investment income (loss)	4	16,681
Accumulated undistributed (overdistributed) net realized gain (loss)	(9)	(1,967)
Net unrealized appreciation (depreciation) of investments	61	168,203
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	–	(1)
Total Net Assets	$45,132	$1,737,281
Capital Stock (par value: $.01 per share):
Shares authorized	200,000	1,700,000
Net Asset Value Per Share:
Class A: Net Assets	$22,532	$198,094
Shares Issued and Outstanding	2,258	14,034
Net Asset Value per share	$9.98	$14.12
Maximum Offering Price	$10.37	$14.94
Class C: Net Assets	N/A	$131,475
Shares Issued and Outstanding		9,373
Net Asset Value per share		$14.03	(b)
Class P: Net Assets	N/A	$613,716
Shares Issued and Outstanding		42,913
Net Asset Value per share		$14.30
Institutional: Net Assets	$22,600	$793,996
Shares Issued and Outstanding	2,265	56,021
Net Asset Value per share	$9.98	$14.17

(a)	Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended February 28, 2015 (unaudited)

		Bond Market	Credit Opportunities
Amounts in thousands	Blue Chip Fund	Index Fund	Explorer Fund(a)
Net Investment Income (Loss)
Income:
Dividends	$3,061	$–	$5
Withholding tax	(64)	–	–
Interest	–	6,723	406
Total Income	2,997	6,723	411
Expenses:
Management and investment advisory fees	1,713	982	56
Distribution fees - Class A	13	N/A	12
Distribution fees - Class C	22	N/A	N/A
Distribution fees - Class J	N/A	31	N/A
Distribution fees - R-1	N/A	2	N/A
Distribution fees - R-2	N/A	6	N/A
Distribution fees - R-3	N/A	18	N/A
Distribution fees - R-4	N/A	4	N/A
Administrative service fees - R-1	N/A	2	N/A
Administrative service fees - R-2	N/A	4	N/A
Administrative service fees - R-3	N/A	5	N/A
Administrative service fees - R-4	N/A	1	N/A
Administrative service fees - R-5	N/A	2	N/A
Registration fees - Class A	9	N/A	9
Registration fees - Class C	9	N/A	N/A
Registration fees - Class J	N/A	7	N/A
Registration fees - Class P	9	N/A	N/A
Registration fees - Institutional	11	23	10
Service fees - R-1	N/A	2	N/A
Service fees - R-2	N/A	5	N/A
Service fees - R-3	N/A	18	N/A
Service fees - R-4	N/A	9	N/A
Service fees - R-5	N/A	46	N/A
Shareholder reports - Class A	1	N/A	–
Shareholder reports - Class J	N/A	8	N/A
Shareholder reports - Institutional	–	–	1
Transfer agent fees - Class A	10	N/A	3
Transfer agent fees - Class C	7	N/A	N/A
Transfer agent fees - Class J	N/A	23	N/A
Transfer agent fees - Institutional	–	1	2
Custodian fees	1	17	5
Directors' expenses	4	11	1
Professional fees	11	16	14
Other expenses	2	3	1
Total Gross Expenses	1,822	1,246	114
Less: Reimbursement from Manager	–	105	–
Less: Reimbursement from Manager - Class A	1	N/A	12
Less: Reimbursement from Manager - Class C	7	N/A	N/A
Less: Reimbursement from Manager - Class J	N/A	2	N/A
Less: Reimbursement from Manager - Class P	8	N/A	N/A
Less: Reimbursement from Manager - Institutional	–	24	19
Less: Reimbursement from Manager - R-3	N/A	1	N/A
Less: Reimbursement from Manager - R-4	N/A	1	N/A
Less: Reimbursement from Manager - R-5	N/A	3	N/A
Less: Reimbursement from Distributor - Class J	N/A	1	N/A
Total Net Expenses	1,806	1,109	83
Net Investment Income (Loss)	1,191	5,614	328

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	7,029	12,895	144
Futures contracts	–	–	(449)
Short sales	–	(12)	–
Swap agreements	–	–	(18)
Change in unrealized appreciation/depreciation of:
Investments	35,678	(3,287)	(25)
Futures contracts	–	–	(8)
Translation of assets and liabilities in foreign currencies	–	–	(3)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	42,707	9,596	(359)
Net Increase (Decrease) in Net Assets Resulting from Operations	$43,898	$15,210	$(31)

(a)	Period from September 10, 2014, date operations commenced, through February 28, 2015.

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended February 28, 2015 (unaudited)

	Diversified Real	Dynamic High Yield	Global Multi-
Amounts in thousands	Asset Fund (b)	Explorer Fund(a)	Strategy Fund
Net Investment Income (Loss)
Income:
Dividends	$22,767	$5	$8,047
Withholding tax	(638)	–	(290)
Interest	5,659	349	11,059
Total Income	27,788	354	18,816
Expenses:
Management and investment advisory fees	12,916	45	17,237
Distribution fees - Class A	156	9	134
Distribution fees - Class C	270	N/A	223
Registration fees - Class A	15	10	17
Registration fees - Class C	10	N/A	10
Registration fees - Class P	32	N/A	34
Registration fees - Institutional	76	9	48
Registration fees - R-6	4	N/A	N/A
Shareholder reports - Class A	15	–	14
Shareholder reports - Class C	7	N/A	4
Shareholder reports - Class P	37	N/A	8
Shareholder reports - Institutional	11	1	3
Transfer agent fees - Class A	70	3	37
Transfer agent fees - Class C	38	N/A	22
Transfer agent fees - Class P	328	N/A	60
Transfer agent fees - Institutional	361	2	169
Custodian fees	93	5	186
Directors' expenses	21	1	13
Dividends and interest on securities sold short	–	–	4,885
Professional fees	24	14	68
Other expenses	40	1	5
Reverse repurchase agreement interest expense	–	–	62
Total Gross Expenses	14,524	100	23,239
Less: Reimbursement from Manager - Class A	–	16	–
Less: Reimbursement from Manager - Class C	6	N/A	2
Less: Reimbursement from Manager - Class P	72	N/A	–
Less: Reimbursement from Manager - Institutional	–	19	–
Less: Reimbursement from Manager - R-6	4	N/A	N/A
Total Net Expenses	14,442	65	23,237
Net Investment Income (Loss)	13,346	289	(4,421)

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	(55,217)	(186)	23,468
Foreign currency transactions	4,522	(1)	40,679
Futures contracts	(1,302)	–	7,910
Options and swaptions	77	–	3,702
Short sales	–	–	(18,019)
Swap agreements	(272)	–	246
Change in unrealized appreciation/depreciation of:
Investments	(128,482)	(154)	6,092
Futures contracts	(645)	–	(4,367)
Options and swaptions	151	–	139
Short sales	–	–	7,085
Swap agreements	(926)	–	3,884
Translation of assets and liabilities in foreign currencies	319	–	8,062
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	(181,775)	(341)	78,881
Net Increase (Decrease) in Net Assets Resulting from Operations	$(168,429)	$(52)	$74,460

(a)	Period from September 10, 2014, date operations commenced, through February 28, 2015.
(b)	R-6 shares commenced operations on December 31, 2014.

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended February 28, 2015 (unaudited)

	Global	International Equity	International Small
Amounts in thousands	Opportunities Fund	Index Fund	Company Fund(a)
Net Investment Income (Loss)
Income:
Dividends	$12,945	$6,880	$61
Withholding tax	(1,012)	(680)	(8)
Interest	7	2	–
Total Income	11,940	6,202	53
Expenses:
Management and investment advisory fees	5,588	920	37
Distribution fees - Class A	3	N/A	5
Distribution fees - Class C	10	N/A	N/A
Distribution fees - R-1	N/A	1	N/A
Distribution fees - R-2	N/A	1	N/A
Distribution fees - R-3	N/A	16	N/A
Distribution fees - R-4	N/A	6	N/A
Administrative service fees - R-1	N/A	1	N/A
Administrative service fees - R-2	N/A	1	N/A
Administrative service fees - R-3	N/A	4	N/A
Administrative service fees - R-4	N/A	2	N/A
Administrative service fees - R-5	N/A	2	N/A
Registration fees - Class A	9	N/A	11
Registration fees - Class C	8	N/A	N/A
Registration fees - Class P	9	N/A	10
Registration fees - Institutional	11	15	4
Service fees - R-1	N/A	1	N/A
Service fees - R-2	N/A	1	N/A
Service fees - R-3	N/A	16	N/A
Service fees - R-4	N/A	15	N/A
Service fees - R-5	N/A	45	N/A
Shareholder reports - Class A	–	N/A	1
Shareholder reports - Class C	1	N/A	N/A
Transfer agent fees - Class A	5	N/A	3
Transfer agent fees - Class C	5	N/A	N/A
Transfer agent fees - Institutional	1	3	–
Custodian fees	33	96	13
Directors' expenses	11	6	2
Index license fees	–	116	–
Professional fees	14	20	12
Other expenses	3	6	1
Total Gross Expenses	5,711	1,294	99
Less: Reimbursement from Manager - Class A	9	N/A	23
Less: Reimbursement from Manager - Class C	10	N/A	N/A
Less: Reimbursement from Manager - Class P	9	N/A	20
Less: Reimbursement from Manager - Institutional	–	–	4
Total Net Expenses	5,683	1,294	52
Net Investment Income (Loss)	6,257	4,908	1

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	(968)	3,394	(411)
Foreign currency transactions	(557)	(225)	(3)
Futures contracts	–	(701)	–
Change in unrealized appreciation/depreciation of:
Investments	14,341	(18,622)	350
Futures contracts	–	406	–
Translation of assets and liabilities in foreign currencies	(109)	(113)	–
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	12,707	(15,861)	(64)
Net Increase (Decrease) in Net Assets Resulting from Operations	$18,964	$(10,953)	$(63)

(a) Institutional shares commenced operations on December 31, 2014.

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended February 28, 2015 (unaudited)

	Origin Emerging	Preferred	Real Estate
Amounts in thousands	Markets Fund(a)	Securities Fund	Allocation Fund(b)
Net Investment Income (Loss)
Income:
Dividends from affiliated securities	$–	$1,106	$–
Dividends	–	56,693	–
Interest	–	83,415	–
Securities lending - net	–	279	–
Total Income	–	141,493	–
Expenses:
Management and investment advisory fees	12	16,780	N/A
Distribution fees - Class A	1	1,051	–
Distribution fees - Class C	N/A	3,919	N/A
Distribution fees - Class J	N/A	50	N/A
Distribution fees - R-1	N/A	3	N/A
Distribution fees - R-2	N/A	2	N/A
Distribution fees - R-3	N/A	5	N/A
Distribution fees - R-4	N/A	1	N/A
Administrative service fees - R-1	N/A	2	N/A
Administrative service fees - R-2	N/A	1	N/A
Administrative service fees - R-3	N/A	2	N/A
Registration fees - Class A	4	15	5
Registration fees - Class C	N/A	11	N/A
Registration fees - Class J	N/A	7	N/A
Registration fees - Class P	N/A	59	N/A
Registration fees - Institutional	4	71	6
Registration fees - R-6	3	N/A	N/A
Service fees - R-1	N/A	2	N/A
Service fees - R-2	N/A	1	N/A
Service fees - R-3	N/A	5	N/A
Service fees - R-4	N/A	2	N/A
Service fees - R-5	N/A	4	N/A
Shareholder reports - Class A	–	62	–
Shareholder reports - Class C	N/A	39	N/A
Shareholder reports - Class J	N/A	7	N/A
Shareholder reports - Class P	N/A	31	N/A
Shareholder reports - Institutional	–	43	–
Transfer agent fees - Class A	2	395	2
Transfer agent fees - Class C	N/A	388	N/A
Transfer agent fees - Class J	N/A	31	N/A
Transfer agent fees - Class P	N/A	486	N/A
Transfer agent fees - Institutional	–	376	–
Custodian fees	11	13	–
Directors' expenses	–	35	1
Professional fees	3	19	4
Other expenses	–	27	–
Total Gross Expenses	40	23,945	18
Less: Reimbursement from Manager - Class A	10	–	11
Less: Reimbursement from Manager - Institutional	9	–	7
Less: Reimbursement from Manager - R-6	8	N/A	N/A
Less: Reimbursement from Distributor - Class J	N/A	2	N/A
Total Net Expenses	13	23,943	–
Net Investment Income (Loss)	(13)	117,550	–

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	(37)	41,891	–
Foreign currency transactions	(8)	–	–
Futures contracts	–	(632)	–
Options and swaptions	–	(19,499)	–
Change in unrealized appreciation/depreciation of:
Investments	(229)	(2,692)	–
Investments in affiliated securities	–	(606)	–
Options and swaptions	–	14,913	–
Translation of assets and liabilities in foreign currencies	(29)	–	–
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	(303)	33,375	–
Net Increase (Decrease) in Net Assets Resulting from Operations	$(316)	$150,925	$–

(a)	Period from January 23, 2015, date operations commenced, through February 28, 2015.
(b)	Period from December 31, 2014, date operations commenced, through February 28, 2015.

See accompanying notes.

STATEMENTS OF OPERATIONS PRINCIPAL FUNDS, INC. Six Months Ended February 28, 2015 (unaudited)
		Small-MidCap
	Real Estate Debt	Dividend
Amounts in thousands	Income Fund(a)	Income Fund
Net Investment Income (Loss)
Income:
Dividends	$–	$29,171
Withholding tax	–	(250)
Interest	164	3
Securities lending - net	–	1,108
Total Income	164	30,032
Expenses:
Management and investment advisory fees	23	5,754
Distribution fees - Class A	5	223
Distribution fees - Class C	N/A	550
Registration fees - Class A	6	15
Registration fees - Class C	N/A	14
Registration fees - Class P	N/A	44
Registration fees - Institutional	6	22
Shareholder reports - Class A	–	15
Shareholder reports - Class C	N/A	7
Shareholder reports - Class P	N/A	11
Shareholder reports - Institutional	–	5
Transfer agent fees - Class A	2	111
Transfer agent fees - Class C	N/A	56
Transfer agent fees - Class P	N/A	177
Transfer agent fees - Institutional	1	231
Custodian fees	2	7
Directors' expenses	1	9
Professional fees	6	11
Other expenses	–	4
Total Gross Expenses	52	7,266
Less: Reimbursement from Manager - Class A	9	–
Less: Reimbursement from Manager - Institutional	8	–
Total Net Expenses	35	7,266
Net Investment Income (Loss)	129	22,766

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	(9)	8,746
Foreign currency transactions	–	(47)
Change in unrealized appreciation/depreciation of:
Investments	61	11,429
Translation of assets and liabilities in foreign currencies	–	(2)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	52	20,126
Net Increase (Decrease) in Net Assets Resulting from Operations	$181	$42,892

(a)	Period from December 31, 2014, date operations commenced, through February 28, 2015.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands						Blue Chip Fund

						Period Ended	Year Ended
						February 28, 2015	August 31, 2014
Operations
Net investment income (loss)						$1,191	$3,285
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements						7,029	11,751
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies						35,678	56,326
			Net Increase (Decrease) in Net Assets Resulting from Operations			43,898	71,362

Dividends and Distributions to Shareholders
From net investment income						(3,203)	(1,122)
From net realized gain on investments						(13,610)	(51)
					Total Dividends and Distributions	(16,813)	(1,173)

Capital Share Transactions
Net increase (decrease) in capital share transactions						131,129	185,814
					Total Increase (Decrease) in Net Assets	158,214	256,003

Net Assets
Beginning of period						435,735	179,732
End of period (including undistributed net investment income as set forth below)						$593,949	$435,735
Undistributed (overdistributed) net investment income (loss)						$420	$2,432
	Class A		Class C	Class P	Institutional
Capital Share Transactions:
Period Ended February 28, 2015
Dollars:
Sold	$5,191		$2,797	$893	$212,078
Reinvested	258		119	41	16,383
Redeemed	(2,097)		(260)	(882)	(103,392)
Net Increase (Decrease)	$3,352		$2,656	$52	$125,069
Shares:
Sold	344		186	60	13,516
Reinvested	17		8	3	1,094
Redeemed	(140)		(18)	(62)	(6,584)
Net Increase (Decrease)	221		176	1	8,026
Year Ended August 31, 2014 (a)
Dollars:
Sold	$9,616		$3,539	$2,099	$180,161
Reinvested	6		1	–	1,165
Redeemed	(1,549)		(417)	(82)	(8,725)
Net Increase (Decrease)	$8,073		$3,123	$2,017	$172,601
Shares:
Sold	682		251	149	13,945
Reinvested	–		–	–	84
Redeemed	(109)		(29)	(5)	(631)
Net Increase (Decrease)	573		222	144	13,398

Distributions:
Period Ended February 28, 2015
From net investment income $	(17	) $	–	$(5)	$(3,181)
From net realized gain on
investments	(253)		(119)	(36)	(13,202)
Total Dividends and Distributions $	(270	) $	(119)	$(41)	$(16,383)
Year Ended August 31, 2014 (a)
From net investment income $	(6	) $	(1)	$–	$(1,115)
From net realized gain on
investments	–		–	–	(51)
Total Dividends and Distributions $	(6	) $	(1)	$–	$(1,166)

(a)	Period from September 30, 2013, date operations commenced, through August 31, 2014 for Class A, Class C, and Class P.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								Bond Market Index Fund

								Period Ended	Year Ended
								February 28, 2015	August 31, 2014
Operations
Net investment income (loss)								$5,614	$27,208
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements								12,883	12,707
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies								(3,287)	36,718
		Net Increase (Decrease) in Net Assets Resulting from Operations						15,210	76,633

Dividends and Distributions to Shareholders
From net investment income								(22,766)	(32,388)
From net realized gain on investments								(2,353)	–
					Total Dividends and Distributions			(25,119)	(32,388)

Capital Share Transactions
Net increase (decrease) in capital share transactions								174,064	(550,515)
				Total Increase (Decrease) in Net Assets				164,155	(506,270)

Net Assets
Beginning of period								1,030,357	1,536,627
End of period (including undistributed net investment income as set forth below)								$1,194,512	$1,030,357
Undistributed (overdistributed) net investment income (loss)								$2,906	$20,058
	Class J	Institutional	R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended February 28, 2015
Dollars:
Sold	$2,260	$1,279,278	$471	$353	$2,957	$2,773	$8,548
Reinvested	425	23,539	21	55	232	129	716
Redeemed	(2,264)	(1,111,559)	(276)	(733)	(1,563)	(2,969)	(28,329)
Net Increase (Decrease)	$421	$191,258	$216	$(325)	$1,626	$(67)	$(19,065)
Shares:
Sold	207	114,740	43	32	271	253	781
Reinvested	39	2,142	2	5	21	12	66
Redeemed	(207)	(101,259)	(25)	(67)	(143)	(272)	(2,587)
Net Increase (Decrease)	39	15,623	20	(30)	149	(7)	(1,740)
Year Ended August 31, 2014
Dollars:
Sold	$3,911	$152,920	$372	$1,114	$5,288	$1,989	$40,907
Reinvested	433	31,082	16	60	222	143	431
Redeemed	(4,788)	(765,155)	(649)	(1,267)	(3,550)	(1,841)	(12,153)
Net Increase (Decrease)	$(444)	$(581,153)	$(261)	$(93)	$1,960	$291	$29,185
Shares:
Sold	364	14,232	35	103	493	186	3,850
Reinvested	41	2,943	1	6	21	14	41
Redeemed	(447)	(70,050)	(61)	(118)	(333)	(172)	(1,131)
Net Increase (Decrease)	(42)	(52,875)	(25)	(9)	181	28	2,760

Distributions:
Period Ended February 28, 2015
From net investment income $	(376)	$(21,367)	$(18)	$(47)	$(204)	$(115)	$(639)
From net realized gain on
investments	(51)	(2,172)	(3)	(8)	(28)	(14)	(77)
Total Dividends and Distributions $	(427)	$(23,539)	$(21)	$(55)	$(232)	$(129)	$(716)
Year Ended August 31, 2014
From net investment income $	(434)	$(31,082)	$(16)	$(60)	$(222)	$(143)	$(431)
From net realized gain on
investments	–	–	–	–	–	–	–
Total Dividends and Distributions $	(434)	$(31,082)	$(16)	$(60)	$(222)	$(143)	$(431)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS PRINCIPAL FUNDS, INC. (unaudited)
				Credit Opportunities Explorer Fund

Amounts in thousands
				Period Ended February 28, 2015 (a)

Operations
Net investment income (loss)				$328
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements				(323)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies				(36)
			Net Increase (Decrease) in Net Assets Resulting from Operations	(31)

Dividends and Distributions to Shareholders
From net investment income				(323)
			Total Dividends and Distributions	(323)

Capital Share Transactions
Net increase (decrease) in capital share transactions				20,044
			Total Increase (Decrease) in Net Assets	19,690

Net Assets
Beginning of period				–
End of period (including undistributed net investment income as set forth below)				$19,690
Undistributed (overdistributed) net investment income (loss)				$5
	Class A		Institutional
Capital Share Transactions:
Period Ended February 28, 2015 (a)
Dollars:
Sold	$10,043		$10,000
Reinvested	1		–
Net Increase (Decrease)	$10,044		$10,000
Shares:
Sold	1,004		1,000
Net Increase (Decrease)	1,004		1,000

Distributions:
Period Ended February 28, 2015 (a)
From net investment income$	(156	) $	(167)
From net realized gain on
investments	–		–
Total Dividends and Distributions $	(156	) $	(167)

(a)	Period from September 10, 2014, date operations commenced, through February 28, 2015.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands										Diversified Real Asset Fund

										Period Ended	Year Ended
										February 28, 2015	August 31, 2014
Operations
Net investment income (loss)										$13,346	$37,761
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements										(52,192)	41,115
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies										(129,583)	222,080
			Net Increase (Decrease) in Net Assets Resulting from Operations							(168,429)	300,956

Dividends and Distributions to Shareholders
From net investment income										(33,105)	(25,110)
From net realized gain on investments										(35,325)	(18,379)
									Total Dividends and Distributions	(68,430)	(43,489)

Capital Share Transactions
Net increase (decrease) in capital share transactions										692,513	895,098
							Total Increase (Decrease) in Net Assets			455,654	1,152,565

Net Assets
Beginning of period										2,982,047	1,829,482
End of period (including undistributed net investment income as set forth below)										$3,437,701	$2,982,047
Undistributed (overdistributed) net investment income (loss)										$26,156	$45,915
Class A		Class C			Class P	Institutional			R-6
Capital Share Transactions:
Period Ended February 28, 2015 (a)
Dollars:
Sold	$28,490		$7,644		$98,336		$821,892		$10
Reinvested	2,068		494		6,441		55,907		–
Redeemed	(24,898)		(5,410)		(31,834)		(266,627)		–
Net Increase (Decrease)	$5,660		$2,728		$72,943		$611,172		$10
Shares:
Sold	2,268		628		7,864		65,834		1
Reinvested	172		42		534		4,623		–
Redeemed	(2,011)		(447)		(2,600)		(21,613)		–
Net Increase (Decrease)	429		223		5,798		48,844		1
Year Ended August 31, 2014
Dollars:
Sold	$65,058		$14,086	$257,617			$989,045		N/A
Reinvested	1,303		461		4,509		34,354		N/A
Redeemed	(237,911)		(13,881)		(33,305)		(186,238)		N/A
Net Increase (Decrease)	$(171,550)		$666	$228,821			$837,161		N/A
Shares:
Sold	5,257		1,150		21,065		78,518		N/A
Reinvested	109		40		377		2,866		N/A
Redeemed	(19,746)		(1,145)		(2,696)		(14,963)		N/A
Net Increase (Decrease)	(14,380)		45		18,746		66,421		N/A

Distributions:
Period Ended February 28, 2015 (a)
From net investment income $	(862	) $	–		$(3,198	) $	(29,045	) $	–
From net realized gain on
investments	(1,366)		(594)		(3,762)		(29,603)		–
Total Dividends and Distributions $	(2,228	) $	(594	) $	(6,960	) $	(58,648	) $	–
Year Ended August 31, 2014
From net investment income $	(394	) $	(105	) $	(2,905	) $	(21,706)		N/A
From net realized gain on
investments	(1,003)		(467)		(2,058)		(14,851)		N/A
Total Dividends and Distributions $	(1,397	) $	(572	) $	(4,963	) $	(36,557)		N/A

(a)	Period from December 31, 2014, date operations commenced, through February 28, 2015 for R-6 shares.

See accompanying notes.

			STATEMENT OF CHANGES IN NET ASSETS
			PRINCIPAL FUNDS, INC.
			(unaudited)
				Dynamic High Yield Explorer Fund

Amounts in thousands
				Period Ended February 28, 2015 (a)

Operations
Net investment income (loss)				$289
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements				(187)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies				(154)
			Net Increase (Decrease) in Net Assets Resulting from Operations	(52)

Dividends and Distributions to Shareholders
From net investment income				(303)
			Total Dividends and Distributions	(303)

Capital Share Transactions
Net increase (decrease) in capital share transactions				15,215
			Total Increase (Decrease) in Net Assets	14,860

Net Assets
Beginning of period				–
End of period (including undistributed net investment income as set forth below)				$14,860
Undistributed (overdistributed) net investment income (loss)				$(14)
	Class A		Institutional
Capital Share Transactions:
Period Ended February 28, 2015 (a)
Dollars:
Sold	$7,724		$7,500
Reinvested	4		–
Redeemed	(13)		–
Net Increase (Decrease)	$7,715		$7,500
Shares:
Sold	773		750
Redeemed	(1)		–
Net Increase (Decrease)	772		750

Distributions:
Period Ended February 28, 2015 (a)
From net investment income$	(150	) $	(153)
From net realized gain on
investments	–		–
Total Dividends and Distributions $	(150	) $	(153)

(a)	Period from September 10, 2014, date operations commenced, through February 28, 2015.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								Global Multi-Strategy Fund

								Period Ended	Year Ended
								February 28, 2015	August 31, 2014
Operations
Net investment income (loss)								$(4,421)	$(905)
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements								57,986	33,373
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies								20,895	55,911
			Net Increase (Decrease) in Net Assets Resulting from Operations					74,460	88,379

Dividends and Distributions to Shareholders
From net investment income								(19,599)	(3,409)
From net realized gain on investments								(34,303)	(9,588)
							Total Dividends and Distributions	(53,902)	(12,997)

Capital Share Transactions
Net increase (decrease) in capital share transactions								985,739	676,252
							Total Increase (Decrease) in Net Assets	1,006,297	751,634

Net Assets
Beginning of period								1,872,069	1,120,435
End of period (including undistributed net investment income as set forth below)								$2,878,366	$1,872,069
Undistributed (overdistributed) net investment income (loss)								$(23,350)	$670
	Class A		Class C		Class P	Institutional
Capital Share Transactions:
Period Ended February 28, 2015
Dollars:
Sold	$66,164		$10,533		$84,315	$1,027,210
Reinvested	2,092		636		3,427		39,324
Redeemed	(19,249)		(6,517)		(92,379)		(129,817)
Net Increase (Decrease)	$49,007		$4,652		$(4,637)		$936,717
Shares:
Sold	6,013		971		7,638		92,709
Reinvested	192		60		313		3,576
Redeemed	(1,748)		(600)		(8,300)		(11,647)
Net Increase (Decrease)	4,457		431		(349)		84,638
Year Ended August 31, 2014
Dollars:
Sold	$105,569		$27,091	$178,678			$567,155
Reinvested	874		197		724		10,895
Redeemed	(118,834)		(6,970)		(40,191)		(48,936)
Net Increase (Decrease)	$(12,391)		$20,318	$139,211			$529,114
Shares:
Sold	9,798		2,535		16,375		51,854
Reinvested	81		18		67		1,008
Redeemed	(10,944)		(650)		(3,711)		(4,495)
Net Increase (Decrease)	(1,065)		1,903		12,731		48,367

Distributions:
Period Ended February 28, 2015
From net investment income $	(553	) $	–		$(1,512	) $	(17,534)
From net realized gain on
investments	(1,640)		(714)		(2,801)		(29,148)
Total Dividends and Distributions $	(2,193	) $	(714	) $	(4,313	) $	(46,682)
Year Ended August 31, 2014
From net investment income $	(97	) $	–		$(237	) $	(3,075)
From net realized gain on
investments	(836)		(231)		(699)		(7,822)
Total Dividends and Distributions $	(933	) $	(231	) $	(936	) $	(10,897)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								Global Opportunities Fund

								Period Ended	Year Ended
								February 28, 2015	August 31, 2014
Operations
Net investment income (loss)								$6,257	$14,647
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements								(1,525)	142,554
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies								14,232	93,463
			Net Increase (Decrease) in Net Assets Resulting from Operations					18,964	250,664

Dividends and Distributions to Shareholders
From net investment income								(13,001)	(7,136)
From net realized gain on investments								(121,684)	–
							Total Dividends and Distributions	(134,685)	(7,136)

Capital Share Transactions
Net increase (decrease) in capital share transactions								59,259	59,947
							Total Increase (Decrease) in Net Assets	(56,462)	303,475

Net Assets
Beginning of period								1,408,013	1,104,538
End of period (including undistributed net investment income as set forth below)								$1,351,551	$1,408,013
Undistributed (overdistributed) net investment income (loss)								$4,779	$11,523
	Class A		Class C		Class P	Institutional
Capital Share Transactions:
Period Ended February 28, 2015
Dollars:
Sold	$700		$327		$812		$167,814
Reinvested	261		192		51		134,179
Redeemed	(424)		(680)		(27)		(243,946)
Net Increase (Decrease)	$537		$(161)		$836		$58,047
Shares:
Sold	57		26		65		13,048
Reinvested	23		17		4		11,557
Redeemed	(35)		(57)		(2)		(18,953)
Net Increase (Decrease)	45		(14)		67		5,652
Year Ended August 31, 2014 (a)
Dollars:
Sold	$2,666		$2,042		$11		$115,565
Reinvested	4		6		–		7,126
Redeemed	(293)		(165)		(1)		(67,014)
Net Increase (Decrease)	$2,377		$1,883		$10		$55,677
Shares:
Sold	215		168		1		9,272
Reinvested	–		–		–		575
Redeemed	(23)		(13)		–		(5,401)
Net Increase (Decrease)	192		155		1		4,446

Distributions:
Period Ended February 28, 2015
From net investment income $	(14	) $	–		$(5	) $	(12,982)
From net realized gain on
investments	(248)		(193)		(46)		(121,197)
Total Dividends and Distributions $	(262	) $	(193	) $	(51)		$(134,179)
Year Ended August 31, 2014 (a)
From net investment income $	(4	) $	(6	) $	–		$(7,126)
From net realized gain on
investments	–		–		–		–
Total Dividends and Distributions $	(4	) $	(6	) $	–		$(7,126)

(a)	Period from September 30, 2013, date operations commenced, through August 31, 2014 for Class A, Class C, and Class P.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands												International Equity Index Fund

												Period Ended	Year Ended
												February 28, 2015	August 31, 2014
Operations
Net investment income (loss)												$4,908	$17,501
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements												2,468	5,070
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies												(18,329)	56,371
			Net Increase (Decrease) in Net Assets Resulting from Operations									(10,953)	78,942

Dividends and Distributions to Shareholders
From net investment income												(19,728)	(16,820)
From net realized gain on investments												(1,480)	(70,812)
									Total Dividends and Distributions			(21,208)	(87,632)

Capital Share Transactions
Net increase (decrease) in capital share transactions												66,428	285,377
							Total Increase (Decrease) in Net Assets					34,267	276,687

Net Assets
Beginning of period												742,824	466,137
End of period (including undistributed net investment income as set forth below)												$777,091	$742,824
Undistributed (overdistributed) net investment income (loss)												$(2,086)	$12,734
Institutional			R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended February 28, 2015
Dollars:
Sold	$125,440		$246		$132		$3,769		$2,407		$6,095
Reinvested	19,647		10		22		311		289		929
Redeemed	(80,409)		(26)		(358)		(1,759)		(4,240)		(6,077)
Net Increase (Decrease)	$64,678		$230		$(204	) $	2,321		$(1,544	) $	947
Shares:
Sold	12,549		26		13		380		245		623
Reinvested	2,021		1		2		32		30		96
Redeemed	(8,229)		(3)		(36)		(182)		(434)		(615)
Net Increase (Decrease)	6,341		24		(21)		230		(159)		104
Year Ended August 31, 2014
Dollars:
Sold	$229,775		$288		$930		$6,667		$6,327		$15,526
Reinvested	79,683		35		141		1,722		1,596		4,453
Redeemed	(49,058)		(102)		(309)		(3,952)		(1,645)		(6,700)
Net Increase (Decrease)	$260,400		$221		$762		$4,437		$6,278		$13,279
Shares:
Sold	21,113		27		84		615		582		1,450
Reinvested	7,654		3		13		168		154		430
Redeemed	(4,377)		(9)		(29)		(372)		(153)		(613)
Net Increase (Decrease)	24,390		21		68		411		583		1,267

Distributions:
Period Ended February 28, 2015
From net investment income $	(18,291	) $	(9	) $	(20	) $	(284	) $	(266	) $	(858)
From net realized gain on
investments	(1,356)		(1)		(2)		(27)		(23)		(71)
Total Dividends and Distributions $	(19,647	) $	(10	) $	(22	) $	(311	) $	(289	) $	(929)
Year Ended August 31, 2014
From net investment income $	(15,399	) $	(6	) $	(24	) $	(301	) $	(285	) $	(805)
From net realized gain on
investments	(64,284)		(29)		(117)		(1,421)		(1,311)		(3,650)
Total Dividends and Distributions $	(79,683	) $	(35	) $	(141	) $	(1,722	) $	(1,596	) $	(4,455)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands						International Small Company Fund

						Period Ended	Period Ended
						February 28, 2015	August 31, 2014(a)
Operations
Net investment income (loss)						$1	$(2)
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements						(414)	(44)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies						350	(59)
			Net Increase (Decrease) in Net Assets Resulting from Operations			(63)	(105)

Dividends and Distributions to Shareholders
From net investment income						(37)	–
					Total Dividends and Distributions	(37)	–

Capital Share Transactions
Net increase (decrease) in capital share transactions						340	7,613
					Total Increase (Decrease) in Net Assets	240	7,508

Net Assets
Beginning of period						7,508	–
End of period (including undistributed net investment income as set forth below)						$7,748	$7,508
Undistributed (overdistributed) net investment income (loss)						$(37)	$(1)
	Class A		Class P	Institutional
Capital Share Transactions:
Period Ended February 28, 2015 (b)
Dollars:
Sold	$218		$15		$110
Reinvested	1		–		–
Redeemed	(4)		–		–
Net Increase (Decrease)	$215		$15		$110
Shares:
Sold	23		2		12
Net Increase (Decrease)	23		2		12

Period Ended August 31, 2014(a)
Dollars:
Sold	$4,113		$3,500		N/A
Reinvested	–		–		N/A
Redeemed	–		–		N/A
Net Increase (Decrease)	$4,113		$3,500		N/A
Shares:
Sold	411		350		N/A
Reinvested	–		–		N/A
Redeemed	–		–		N/A
Net Increase (Decrease)	411		350		N/A

Distributions:
Period Ended February 28, 2015 (b)
From net investment income $	(20	) $	(17)		–
From net realized gain on
investments	–		–		–
Total Dividends and Distributions $	(20	) $	(17)		–

Period Ended August 31, 2014(a)
From net investment income $	–		$–		N/A
From net realized gain on
investments	–		–		N/A
Total Dividends and Distributions $	–		$–	$	N/A

(a)	Period from June 11, 2014, date operations commenced, through August 31, 2014.
(b)	Period from December 31, 2014, date operations commenced, through February 28, 2015 for Institutional class.

See accompanying notes.

			STATEMENT OF CHANGES IN NET ASSETS
			PRINCIPAL FUNDS, INC.
			(unaudited)
				Origin Emerging Markets Fund

Amounts in thousands
				Period Ended February 28, 2015 (a)

Operations
Net investment income (loss)				$(13)
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements				(45)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies				(258)
		Net Increase (Decrease) in Net Assets Resulting from Operations		(316)

Capital Share Transactions
Net increase (decrease) in capital share transactions				25,372
			Total Increase (Decrease) in Net Assets	25,056

Net Assets
Beginning of period				–
End of period (including undistributed net investment income as set forth below)				$25,056
Undistributed (overdistributed) net investment income (loss)				$(13)
	Class A	Institutional	R-6
Capital Share Transactions:
Period Ended February 28, 2015 (a)
Dollars:
Sold	$4,009	$28,002	$3,000
Redeemed	(3,840)	(2,949)	(2,850)
Net Increase (Decrease)	$169	$25,053	$150
Shares:
Sold	401	2,844	300
Redeemed	(391)	(300)	(290)
Net Increase (Decrease)	10	2,544	10

Distributions:
Period Ended February 28, 2015 (a)
From net investment income $	–	$–	$–
From net realized gain on
investments	–	–	–
Total Dividends and Distributions $	–	$–	$–

(a)	Period from January 23, 2015, date operations commenced, through February 28, 2015.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands													Preferred Securities Fund

													Period Ended			Year Ended
													February 28, 2015			August 31, 2014
Operations
Net investment income (loss)														$117,550			$237,359
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements															21,760		111,575
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies															11,615		175,910
		Net Increase (Decrease) in Net Assets Resulting from Operations												150,925			524,844

Dividends and Distributions to Shareholders
From net investment income														(126,674)			(236,623)
From net realized gain on investments															(83,916)		(120,538)
								Total Dividends and Distributions						(210,590)			(357,161)

Capital Share Transactions
Net increase (decrease) in capital share transactions														453,647			(235,351)
						Total Increase (Decrease) in Net Assets								393,982			(67,668)

Net Assets
Beginning of period													4,708,288				4,775,956
End of period (including undistributed net investment income as set forth below)													$5,102,270				$4,708,288
Undistributed (overdistributed) net investment income (loss)													$		(3,712)		$5,412
	Class A	Class C		Class J	Class P		Institutional		R-1		R-2		R-3		R-4	R-5
Capital Share Transactions:
Period Ended February 28, 2015
Dollars:
Sold	$202,520	$44,229		$7,137	$440,854			$481,627	$444		$736		$614		$638	$1,123
Reinvested	31,605	20,797		1,764		28,459		52,551	61		52		172		63	154
Redeemed	(195,923)	(67,870)		(5,062)	(201,790)			(388,954)	(685)		(102)		(761)		(113)	(693)
Net Increase (Decrease)	$38,202	$(2,844	) $	3,839	$267,523			$145,224	$(180	) $	686		$25		$588	$584
Shares:
Sold	19,388	4,250		700		42,471		46,367	43		71		59		62	108
Reinvested	3,052	2,012		174		2,765		5,100	6		5		17		6	15
Redeemed	(18,738)	(6,510)		(495)		(19,476)		(37,392)	(66)		(10)		(74)		(11)	(67)
Net Increase (Decrease)	3,702	(248)		379		25,760		14,075	(17)		66		2		57	56
Year Ended August 31, 2014
Dollars:
Sold	$274,121	$68,995		$11,371	$568,456			$679,526	$358		$196		$1,587		$738	$1,541
Reinvested	68,946	39,637		2,660		33,420		89,750	120		56		245		133	244
Redeemed	(641,229)	(244,016)		(9,415)	(483,997)			(691,153)	(553)		(448)		(1,996)		(1,139)	(3,505)
Net Increase (Decrease)	$(298,162)	$(135,384)		$4,616	$117,879			$78,123	$(75	) $	(196)		$(164)		$(268)	$(1,720)
Shares:
Sold	26,739	6,741		1,125		55,338		66,346	35		19		156		73	151
Reinvested	6,810	3,923		268		3,309		8,888	12		6		24		13	24
Redeemed	(62,410)	(23,888)		(935)		(47,766)		(67,894)	(54)		(44)		(198)		(112)	(347)
Net Increase (Decrease)	(28,861)	(13,224)		458		10,881		7,340	(7)		(19)		(18)		(26)	(172)

Distributions:
Period Ended February 28, 2015
From net investment income $	(21,733)	$(17,264	) $	(1,055	) $	(29,999	) $	(56,326)	$(36	) $	(31	) $	(100	) $	(38)	$(92)
From net realized gain on
investments	(14,424)	(13,694)		(723)		(20,040)		(34,827)	(25)		(24)		(72)		(25)	(62)
Total Dividends and Distributions $	(36,157)	$(30,958	) $	(1,778	) $	(50,039	) $	(91,153)	$(61	) $	(55	) $	(172	) $	(63)	$(154)
Year Ended August 31, 2014
From net investment income $	(50,550)	$(36,746	) $	(1,796	) $	(44,363)		$(102,643)	$(78	) $	(41	) $	(162	) $	(81)	$(163)
From net realized gain on
investments	(26,933)	(22,683)		(883)		(22,434)		(47,326)	(43)		(20)		(83)		(52)	(81)
Total Dividends and Distributions $	(77,483)	$(59,429	) $	(2,679	) $	(66,797)		$(149,969)	$(121	) $	(61	) $	(245	) $	(133)	$(244)

See accompanying notes.

		STATEMENT OF CHANGES IN NET ASSETS
		PRINCIPAL FUNDS, INC.
		(unaudited)
			Real Estate Allocation Fund
Amounts in thousands
			Period Ended February 28, 2015 (a)

Operations
Net investment income (loss)			$–
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements			–
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies			–
		Net Increase (Decrease) in Net Assets Resulting from Operations	–

Capital Share Transactions
Net increase (decrease) in capital share transactions			155
		Total Increase (Decrease) in Net Assets	155

Net Assets
Beginning of period			–
End of period (including undistributed net investment income as set forth below)			$155
Undistributed (overdistributed) net investment income (loss)			$–
	Class A	Institutional
Capital Share Transactions:
Period Ended February 28, 2015 (a)
Dollars:
Sold	$146	$10
Redeemed	(1)	–
Net Increase (Decrease)	$145	$10
Shares:
Sold	14	1
Net Increase (Decrease)	14	1

Distributions:
Period Ended February 28, 2015 (a)
From net investment income$	–	$–
From net realized gain on
investments	–	–
Total Dividends and Distributions $	–	$–

(a)	Period from December 31, 2014, date operations commenced, through February 28, 2015.

See accompanying notes.

			STATEMENT OF CHANGES IN NET ASSETS
			PRINCIPAL FUNDS, INC.
			(unaudited)
			Real Estate Debt Income Fund

Amounts in thousands
			Period Ended February 28, 2015 (a)

Operations
Net investment income (loss)				$129
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements				(9)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies				61
			Net Increase (Decrease) in Net Assets Resulting from Operations	181

Dividends and Distributions to Shareholders
From net investment income				(125)
			Total Dividends and Distributions	(125)

Capital Share Transactions
Net increase (decrease) in capital share transactions				45,076
			Total Increase (Decrease) in Net Assets	45,132

Net Assets
Beginning of period				–
End of period (including undistributed net investment income as set forth below)				$45,132
Undistributed (overdistributed) net investment income (loss)				$4
	Class A		Institutional
Capital Share Transactions:
Period Ended February 28, 2015 (a)
Dollars:
Sold	$22,505		$22,571
Net Increase (Decrease)	$22,505		$22,571
Shares:
Sold	2,258		2,265
Net Increase (Decrease)	2,258		2,265

Distributions:
Period Ended February 28, 2015 (a)
From net investment income$	(60	) $	(65)
From net realized gain on
investments	–		–
Total Dividends and Distributions $	(60	) $	(65)

(a)	Period from December 31, 2014, date operations commenced, through February 28, 2015.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								Small-MidCap Dividend Income Fund

								Period Ended	Year Ended
								February 28, 2015	August 31, 2014
Operations
Net investment income (loss)								$22,766	$25,810
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements								8,699	32,133
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies								11,427	97,318
			Net Increase (Decrease) in Net Assets Resulting from Operations					42,892	155,261

Dividends and Distributions to Shareholders
From net investment income								(19,009)	(17,529)
From net realized gain on investments								(35,479)	(15,942)
							Total Dividends and Distributions	(54,488)	(33,471)

Capital Share Transactions
Net increase (decrease) in capital share transactions								426,248	685,153
							Total Increase (Decrease) in Net Assets	414,652	806,943

Net Assets
Beginning of period								1,322,629	515,686
End of period (including undistributed net investment income as set forth below)								$1,737,281	$1,322,629
Undistributed (overdistributed) net investment income (loss)								$16,681	$12,924
	Class A		Class C		Class P	Institutional
Capital Share Transactions:
Period Ended February 28, 2015
Dollars:
Sold	$54,960		$37,712	$198,440			$242,929
Reinvested	5,328		2,937		17,620		25,316
Redeemed	(35,770)		(8,082)		(89,984)		(25,158)
Net Increase (Decrease)	$24,518		$32,567	$126,076			$243,087
Shares:
Sold	3,960		2,729		14,119		17,476
Reinvested	392		217		1,278		1,853
Redeemed	(2,568)		(591)		(6,376)		(1,805)
Net Increase (Decrease)	1,784		2,355		9,021		17,524
Year Ended August 31, 2014
Dollars:
Sold	$175,525		$77,309	$474,606			$138,425
Reinvested	6,540		1,506		7,658		16,413
Redeemed	(142,261)		(7,222)		(47,993)		(15,353)
Net Increase (Decrease)	$39,804		$71,593	$434,271			$139,485
Shares:
Sold	13,048		5,762		34,168		9,718
Reinvested	488		113		561		1,222
Redeemed	(10,249)		(530)		(3,453)		(1,159)
Net Increase (Decrease)	3,287		5,345		31,276		9,781

Distributions:
Period Ended February 28, 2015
From net investment income$	(1,993	) $	(906	) $	(7,063	) $	(9,047)
From net realized gain on
investments	(4,107)		(2,536)		(12,056)		(16,780)
Total Dividends and Distributions $	(6,100	) $	(3,442)		$(19,119)		$(25,827)
Year Ended August 31, 2014
From net investment income$	(3,600	) $	(751	) $	(4,235	) $	(8,943)
From net realized gain on
investments	(3,361)		(998)		(4,089)		(7,494)
Total Dividends and Distributions $	(6,961	) $	(1,749	) $	(8,324	) $	(16,437)

See accompanying notes.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2015 (unaudited)

1. Organization

Principal Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. The financial statements for Blue Chip Fund, Bond Market Index Fund, Credit Opportunities Explorer Fund, Diversified Real Asset Fund, Dynamic High Yield Explorer Fund, Global Multi-Strategy Fund, Global Opportunities Fund, International Equity Index Fund, International Small Company Fund, Origin Emerging Markets Fund, Preferred Securities Fund, Real Estate Allocation Fund, Real Estate Debt Income Fund and Small-MidCap Dividend Income Fund (known as the "Funds") are presented herein. The Funds offer up to eleven classes of shares: Class A, Class C, Class J, Class P, Institutional, R-1, R-2, R-3, R-4, R-5 and R-6. Certain detailed financial information for Class A, Class C and Class P shares is provided separately.

Each of the Funds is an investment company and applies specialized accounting and reporting under Accounting Standards Codification Topic 946, Financial Services - Investment Companies. Each of the Funds was an investment company at all times during the period. The Funds have not provided financial support, and are not contractually required to provide financial support to any investee.

Effective September 30, 2013, the initial purchases of $10,000 of Class A, Class C and Class P shares of Blue Chip Fund were made by Principal Management Corporation (the “Manager”).

Effective September 30, 2013, the initial purchases of $10,000 of Class A, Class C and Class P shares of Global Opportunities Fund were made by the Manager.

Effective September 10, 2014, the initial purchases of $10,000,000 of Class A and Institutional shares of Credit Opportunities Explorer Fund were made by Principal Financial Services, Inc.

Effective September 10, 2014, the initial purchases of $7,500,000 of Class A and Institutional shares of Dynamic High Yield Explorer Fund were made by Principal Financial Services, Inc.

Effective December 31, 2014, the initial purchase of $10,000 of R-6 shares of Diversified Real Asset Fund was made by the Manager.

Effective December 31, 2014, the initial purchase of $10,000 of Institutional shares of International Small Company Fund was made by the Manager.

Effective December 31, 2014, the initial purchases of $10,000 of Class A and Institutional shares of Real Estate Allocation Fund were made by the Manager.

Effective December 31, 2014, the initial purchases of $10,000,000 of Class A and Institutional shares of Real Estate Debt Income Fund were made by Principal Financial Services, Inc. On February 6, 2015, February 13, 2015, and February 20, 2015, additional purchases totaling $12,500,000 of Class A and Institutional shares were made by Principal Financial Services, Inc.

Effective January 23, 2015, the initial purchases of $4,000,000, $3,000,000 and $3,000,000 of Class A, Institutional and R-6 shares, respectively, of Origin Emerging Markets Fund were made by Principal Financial Services, Inc.

All classes of shares for each of the Funds represent interests in the same portfolio of investments, and will vote together as a single class except where otherwise required by law or as determined by the Fund’s Board of Directors. In addition, the Board of Directors declares separate dividends on each class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2015 (unaudited)

2. Significant Accounting Policies (Continued)

Security Valuation. Real Estate Allocation Fund invests in Institutional Class shares of other series of Principal Funds, Inc. (the "Underlying Funds"). Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation.

The Funds value securities for which market quotations are readily available at market value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are reflected in the Funds’ net asset values and these securities are valued at fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices, and foreign currencies.

To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.

Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock Exchange. The identified cost of the Funds’ holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.

The following funds held securities denominated in foreign currencies that exceeded 5% of net assets of the fund:

Global		Global		International		International
Multi-Strategy Fund		Opportunities Fund		Equity Index Fund		Small Company Fund
Euro	6.1%	Japanese Yen	10.2%	Euro	29.4%	Japanese Yen	25.9%
		Euro	9.8	Japanese Yen	20.9	British Pound	23.0
		British Pound	7.6	British Pound	19.9	Euro	21.1
		Swiss Franc	6.9	Swiss Franc	8.8	Canadian Dollar	10.2
		Canadian Dollar	6.7	Australian Dollar	7.1

Origin Emerging
Markets Fund
Hong Kong Dollar	40.3%
Brazilian Real	6.0
South African Rand	5.4

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2015 (unaudited)

2. Significant Accounting Policies (Continued)

Income and Investment Transactions. The Funds record investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Funds record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized over the lives of the respective securities. The Funds allocate daily all income and realized and unrealized gains or losses to each class of shares based upon the relative proportion of the value of shares outstanding of each class.

Expenses. Expenses directly attributed to a particular fund are charged to that fund. Other fund expenses not directly attributed a particular fund are apportioned among the registered investment companies managed by the Manager.

Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations.

In addition to the expenses that the Real Estate Allocation Fund bears directly, the Real Estate Allocation Fund indirectly bears a pro rata share of the fees and expenses of the Underlying Funds in which it invests. Expenses included in the statement of operations of Real Estate Allocation Fund reflect the expenses of Real Estate Allocation Fund and do not include any expenses associated with the Underlying Funds.

Distributions to Shareholders. Dividends and distributions to shareholders of the Funds are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses, foreign currency transactions, options and futures contracts, certain defaulted securities, sales of Passive Foreign Investment Companies, losses deferred due to wash sales, tax straddles, mortgage-backed securities, certain preferred securities, redemptions-in-kind, swap agreements, short sales, partnership investments, REITs, and limitations imposed by Sections 381-384 of the Internal Revenue Code. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.

Federal Income Taxes. No provision for federal income taxes is considered necessary because each of the Funds intends to qualify as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

Management evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. During the period ended February 28, 2015, the Funds did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the fiscal years from 2011-2014. No examinations are in progress at this time.

Foreign Taxes. Certain of the Funds are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Funds as a reduction of income. These amounts are shown as withholding tax on foreign dividends on the statements of operations.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2015 (unaudited)

3. Operating Policies

Borrowings. Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds and other registered investment companies managed by the Manager may participate in an interfund lending facility (“Facility”). The Facility allows the Funds to borrow money from or loan money to the other participants. Loans under the Facility are made to handle unusual and/or unanticipated short-term cash requirements. Interest paid and received on borrowings is the average of the current repurchase agreement rate and the bank loan rate (the higher of (i) the Federal Funds Rate or (ii) the One Month LIBOR rate plus 1.00%). During the period ended February 28, 2015, Blue Chip Fund and International Equity Index Fund each borrowed from the Facility. Bond Market Index Fund, Diversified Real Asset Fund, and Global Multi-Strategy Fund each loaned to the Facility. The interest expense associated with these borrowings is included in other expenses on the statements of operations. The interest received is included in interest on the statements of operations.

In addition, certain of the Funds participate with other registered investment companies managed by the Manager in an unsecured joint line of credit with a bank which allows the participants to borrow up to $75 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the One Month LIBOR rate plus 1.00%. Additionally, a commitment fee is charged at an annual rate of .08% on the amount of the line of credit. The Funds did not borrow against the line of credit during the period ended February 28, 2015.

Commodity Linked Notes. Diversified Real Asset Fund invests in structured notes whose market values are primarily derived from changes in the value of various commodity indices and other factors. Valuations on these securities may be volatile as the payment features on certain notes may contain attributes that multiply the effects of changes in the values of the underlying indices. Structured notes may entail a greater degree of market risk than other types of debt securities. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in the fair value of the structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Interest income is accrued daily. These notes are subject to prepayment, credit, and interest rate risks. At maturity, or when a note is sold, the Fund records a realized gain or loss.

Counterparties. The Funds may be exposed to counterparty risk, or the risk that another party with which the Funds have unsettled or open transactions will fail to perform on their commitment. To the extent that unpaid amounts owed to the Funds exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Funds in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Funds. If the unpaid amount owed to the Funds subsequently decreases, the Funds would be required to return all or a portion of the collateral.

Master Agreements may also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions governed under the relevant master agreement with a counterparty exceeds a specified threshold.

Diversified Real Asset Fund and Global Multi-Strategy Fund have financial instruments that are subject to Master Agreements or similar agreements.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2015 (unaudited)

3. Operating Policies (Continued)

As of February 28, 2015, financial assets and liabilities subject to Master Netting Agreements or similar agreements were as follows (amounts in thousands):

Fund: Diversified Real Asset Fund
Financial Derivative Instruments: Over the Counter Summary

						Counterparty
	Barclays	BNP	Citigroup Deutsche			JPM	MS	RBC		RBS	UBS	Westpac	Total
Assets*
Foreign Currency Contracts	$—	$147	$308		$258	$443	$—	$898		$—	$114	$131	$2,299
Interest Rate Swaps	2	—		—	—	—	—		—	—	—	—	2
Purchased Capped Options	10	—		—	—	—	—		—	—	—	—	10
Purchased Interest Rate
Swaptions	400	—		—	—	—	—		—	—	—	—	400
Purchased Options	—	—		—	—	91	—		—	—	—	—	91
Total OTC	$412	$147	$308		$258	$534	$—	$898		$—	$114	$131	$2,802

Liabilities*
Foreign Currency Contracts	$(139)	$(104)	$(393)		$(269)	$(12)	$(51)	$—		$(42)	$—	$—	$(1,010)
Interest Rate Swaps	(47)	—		—	—	—	—		—	—	—	—	(47)
Written Interest Rate
Swaptions	(8)	—		—	—	—	—		—	—	—	—	(8)
Written Options	—	—		—	—	(157)	—		—	—	—	—	(157)
Total OTC	$(194)	$(104)	$(393)		$(269)	$(169)	$(51)	$—		$(42)	$—	$—	$(1,222)

Net Market Value of OTC
Derivatives	$218	$43	$(85)		$(11)	$365	$(51)	$898		$(42)	$114	$131	$1,580
Collateral
(Received)/Pledged**	—	—		—	—	—	—		—	—	—	—	—
Net Exposure	$218	$43	$(85)		$(11)	$365	$(51)	$898		$(42)	$114	$131	$1,580

Fund: Global Multi-Strategy Fund
Financial Derivative Instruments: Over the Counter Summary

	BOA	Barclays Citigroup		CS	Deutsche Goldman HSBC			JPM	ML	MS	RBS Westpac		Total
Assets*
Credit Default Swaps	$—	$—	$1,819	$—	$—	$72	$2,097	$917	$126	$—	$—	$—	$5,031
Equity Basket Swaps	12	—	—	—	1,005	—	—	—	—	4,833	—	—	5,850
Foreign Currency
Contracts	13,576	—	—	10,185	122	—	—	178	41	304	6	186	24,598
Purchased Interest Rate
Swaptions	—	—	—	—	678	—	—	—	41	—	—	—	719
Purchased Options	—	—	121	—	26	—	—	—	64	—	—	—	211
Synthetic Futures	768	—	—	—	—	—	—	—	—	15	—	—	783
Total OTC	$14,356	$—	$1,940	$10,185	$1,831	$72	$2,097	$1,095	$272	$5,152	$6	$186	$37,192

Liabilities*
Credit Default Swaps	$—	$(1,360)	$(615)	$—	$(134)	$(383)	$(48)	$(232)	$—	$(102)	$—	$—	$(2,874)
Equity Basket Swaps	—	—	—	—	(10)	—	—	—	—	(1,047)	—	—	(1,057)
Foreign Currency
Contracts	(5,024)	—	(8)	(9,224)	—	(28)	—	—	(28)	—	(5)	—	(14,317)
Synthetic Futures	(5)	—	—	—	—	—	—	—	—	(284)	—	—	(289)
Total Return Swaps	—	—	(520)	—	—	—	—	—	—	—	—	—	(520)
Total OTC	$(5,029)	$(1,360) $(1,143)		$(9,224)	$(144)	$(411)	$(48)	$(232)	$(28)	$(1,433)	$(5)	$—	$(19,057)

Net Market Value of
OTC Derivatives	$9,327	$(1,360)	$797	$961	$1,687	$(339)	$2,049	$863	$244	$3,719	$1	$186	$18,135
Collateral
(Received)/Pledged**	(750)	1,360	370	(931)	(260)	311	(300)	(454)	—	—	—	—	(654)
Net Exposure	$8,577	$—	$1,167	$30	$1,427	$(28)	$1,749	$409	$244	$3,719	$1	$186	$17,481

						Total Borrowings and
	Repurchase Agreement		Payable for Reverse			Other Financing			Collateral
Counterparty	Proceeds to be Received		Repurchase Agreements			Transactions			(Received)/Pledged			Net Exposure
Barclays Bank PLC	$94,055			$(91,608)			$2,447		$(1,708)			$739

* Represents amount of offsetting derivative assets or liabilities that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative assets or liabilities for presentation on the statements of assets and liabilities.

** Collateral pledged or received may be in excess of recognized assets or liabilities, see the schedule of investments.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2015 (unaudited)

3. Operating Policies (Continued)

Collateral information relating to securities on loan is included in the securities lending note to financial statements.

The financial instruments that are subject to Master Agreements or similar agreements may include right of setoff provisions. Derivative instruments include provisions to setoff positions covered under the agreements with the same counterparties and provisions to setoff positions outside of the agreements with the same counterparties in the event of default by one of the parties. Derivative instruments also include collateral provisions. Collateral received and pledged are generally settled daily with each counterparty.

Foreign Currency Contracts. Certain of the Funds may be subject to foreign currency exchange rate risk in the normal course of pursuing such Fund’s investment objectives. The Funds may use foreign currency contracts to gain exposure to, or hedge against changes in the value of foreign currencies. Certain of the Funds enter into forward contracts to purchase and sell foreign currencies at a specified future date at a fixed exchange rate. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in fair value is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of the Funds’ portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the currency changes unfavorably to the U.S. dollar.

Futures Contracts. The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds may enter into futures contracts to hedge against changes in or to gain exposure to, change in the value of equities, interest rates and foreign currencies. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, a fund agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the fund as a variation margin receivable or payable on financial derivative instruments. During the period the futures contracts are open, daily changes in the fair value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities. When the contracts are closed, the fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the fund’s cost basis in the contract. There is minimal counterparty credit risk to the Funds because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which each of the Funds has valued the investments. This may have an adverse effect on each of the Funds’ ability to dispose of particular illiquid securities at fair value and may limit each of the Funds’ ability to obtain accurate market quotations for purposes of valuing the securities.

Indemnification. Under the Fund’s by-laws, present and past officers, directors and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

Inflation-Indexed Bonds. Certain of the Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the statements of operations, even though the Funds would not receive the principal until maturity.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2015 (unaudited)

3. Operating Policies (Continued)

Joint Trading Account. Certain of the Funds may, pursuant to an exemptive order issued by the Securities and Exchange Commission, transfer uninvested funds into a joint trading account. The order permits the participating Funds’ cash balances to be deposited into a single joint account along with the cash of other registered investment companies managed by the Manager. These balances may be invested in one or more short-term instruments or repurchase agreements that are collateralized by U.S. government securities. Earnings from the joint trading account are allocated to each of the Funds based on their pro rata participating ownership interest in the joint trading account.

Options Contracts. During the period Global Multi-Strategy Fund, Diversified Real Asset Fund, and Preferred Securities Fund wrote call and put options on swaps, securities, indices and currencies they own or in which they may invest for both hedging and non-hedging purposes. Writing put options tends to increase a fund’s exposure to the underlying instrument. Writing call options tends to decrease a fund’s exposure to the underlying instrument. When a fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying swap, security, index or currency transaction to determine the realized gain or loss. A fund, as a writer of an option, has no control over whether the underlying swap, security, index or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the swap, security, index or currency underlying the written option. There is the risk a fund may not be able to enter into a closing transaction because of an illiquid market. A fund may also purchase put and call options. Purchasing call options tends to increase a fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a fund’s exposure to the underlying instrument. A fund pays a premium which is included on the fund’s statements of assets and liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying swap, security, index or currency transaction to determine the realized gain or loss. Details of options contracts open at period end are included in the Funds' schedules of investments. Transactions in options written during the period ended February 28, 2015, were as follows:

		Notional Amount
Diversified Real Asset Fund	Number of Contracts	(thousands)	Premium (thousands)
Beginning of period	—	32,300	$467
Options written	2,151	5,560	1,170
Options expired	(566)	(10,300)	(273)
Options closed	(699)	(5,560)	(814)
Options exercised	(79)	(10,300)	(166)
Balance at end of period	807	11,700	$384

		Notional Amount
Global Multi-Strategy Fund	Number of Contracts	(thousands)	Premium (thousands)
Beginning of period	8,566,360	268,300	$4,601
Options written	17,210,833	100,011	6,011
Options expired	(16,000,297)	(79,300)	(311)
Options closed	(8,271,671)	(289,011)	(5,985)
Options exercised	(1,500,582)	—	(67)
Balance at end of period	4,643	—	$4,249

		Notional Amount
Preferred Securities Fund	Number of Contracts	(thousands)	Premium (thousands)
Beginning of period	—	—	—
Options written	102,355	—	$75,448
Options expired	(14,053)	—	(3,381)
Options closed	(41,039)	—	(31,786)
Options exercised	(10,095)	—	(3,009)
Balance at end of period	37,168	—	$37,272

Rebates. Subject to best execution, the Funds may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the Funds in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2015 (unaudited)

3. Operating Policies (Continued)

Repurchase Agreements. The Funds may invest in repurchase agreements that are fully collateralized, typically by U.S. government or U.S. government agency securities. It is the Funds’ policy that the counterparties’ custodian takes possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the Funds could experience delays in the realization of the collateral.

In addition, Global Multi-Strategy Fund may enter into repurchase agreements with certain counterparties that are collateralized by assets other than U.S. government or U.S. government agency securities. The collateral pledged by the counterparty under these repurchase agreements is maintained in a segregated account at the counterparty’s custodian. After entering into the repurchase agreement, the fund may sell short the security pledged by the counterparty as collateral in anticipation of a decline in market value. Upon the settlement of the short sale, the fund will unwind the repurchase agreement.

Although the repurchase agreements are typically open-ended through the maturity date of the collateral, the fund has a right to terminate the repurchase agreement at any time with two days’ notice. During periods of high demand for the collateral security, the fund may also pay the counterparty a fee and the amount is recorded as interest expense on the statement of operations.

Global Master Repurchase Agreements govern the repurchase and reverse repurchase transactions between the fund and the counterparty. Collateral requirements for certain counterparties may be determined on a total exposure basis, rather than on an individual repurchase agreement or reverse repurchase agreement basis in order to determine the collateral to be received or pledged.

Restricted Securities. Certain of the Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

Reverse Repurchase Agreements. Global Multi-Strategy Fund has entered into reverse repurchase agreements. Under a reverse repurchase agreement, a fund sells securities and agrees to repurchase them at a specified date and price. Reverse repurchase agreements are considered to be borrowings by the fund, and are subject to the fund’s restrictions on borrowing. Reverse repurchase agreements may increase the volatility of a fund and involve the risk that interest costs on money borrowed may exceed the return on securities purchased with the borrowed money. The fund must segregate assets in an amount equal to the amount the fund owes pursuant to the terms of the reverse repurchase agreements. Reverse repurchase agreements are shown as a separate line item on the statements of assets and liabilities. Interest payments made are shown as reverse repurchase agreement interest expense on the statements of operations.

Securities Lending. To earn additional income, certain of the Funds may lend portfolio securities to approved brokerage firms. The Funds receive collateral, in the form of cash, against the loaned securities. During the period of the loan, the borrower must maintain collateral in an amount not less than 102% of the market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The cash collateral received is usually invested in an SEC-registered money market mutual fund and the Funds could realize a loss on such investments. Further, the Funds could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium received for lending certain types of securities. Security lending income is shown in each fund’s statement of operations. As of February 28, 2015, the Funds had securities on loan as follows (in thousands):

	Market Value	Collateral Value
Preferred Securities Fund	$7,097	$7,281
Small-MidCap Dividend Income Fund	44,564	45,528

Sell-buyback arrangements. During the period Global Multi-Strategy Fund entered into sell-buyback arrangements. In a sell-buyback arrangement the fund sells and simultaneously agrees to repurchase the same security at a future settlement date. The repurchase price is an agreed-upon rate. The purchaser of the securities maintains legal title of the securities during the term of the arrangement.

Sell-buyback arrangements are considered financing transactions for financial reporting purposes. The liability associated with the buyback of the security is reflected as a secured borrowing on the statements of assets and liabilities. The cost of the financing transaction is shown as a decrease to interest income in the statements of operations.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2015 (unaudited)

3. Operating Policies (Continued)

Senior Floating Rate Interests. The Funds may invest in senior floating rate interests (bank loans). Senior floating rate interests hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Senior floating rate interests are typically rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR) or the prime rate offered by one or more major United States banks.

Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedules of investments.

In connection with the senior floating rate interests, the Funds may also enter into unfunded loan commitments (“commitments”). All or a portion of the commitments may be unfunded. The Funds are obligated to fund these commitments at the borrower’s discretion. Therefore, the Funds must have funds sufficient to cover its contractual obligation. These unfunded loan commitments which are marked to market daily, are footnoted in the schedules of investments, shown as a separate line item called unrealized gain or loss on unfunded loan commitments on the statements of assets and liabilities. As of February 28, 2015, the Funds had no unfunded loan commitments.

Short Sales. Bond Market Index Fund and Global Multi-Strategy Fund entered into short sales transactions during the period. A short sale is a transaction in which a fund sells a security it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market price of the security. The fund must borrow the security sold short and deliver it to the broker dealer which made the short sale. A security sold in a short sale transaction and the interest or dividend payable on the security if any, is reflected as a liability on the statement of assets and liabilities. The fund is obligated to pay any interest or dividends received on the borrowed securities. Interest accrued and dividends declared on short positions are recorded as an expense and appear as dividends and interest on shorts on the statement of operations. A fund is obligated to deliver the security at the market price at the time the short position is closed. Possible losses from short sales may be unlimited.

The fund is required to pledge cash or securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with the broker for collateral is included in deposits with counterparty on the statement of assets and liabilities and securities segregated as collateral are footnoted in the schedule of investments. The fund may pay broker’s fees on the borrowed securities and may also pay a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. These fees are included as short sale fees on the statement of operations.

Swap Agreements. Credit Opportunities Explorer Fund, Diversified Real Asset Fund, and Global Multi-Strategy Fund invested in swap agreements during the period. Swap agreements are privately negotiated agreements between a Fund and a counterparty to exchange a series of cash flows at specified intervals based upon, or calculated by reference to, changes in specified prices or rates for a specified amount of an underlying asset. A Fund may enter into credit default, interest rate, or total return swap agreements to manage its exposure to credit, interest rate, or market risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swap agreements are valued through a pricing service or using procedures established and periodically reviewed by the Fund’s Board of Directors; changes in value are recorded as unrealized gain or loss. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities.

Upon termination of swap agreements, the Funds recognize a realized gain or loss. Net periodic payments to be received or paid are accrued daily and are recorded in the statements of operations as realized gains or losses.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2015 (unaudited)

3. Operating Policies (Continued)

Payments received or made at the beginning of the measurement period are reflected as such on the statements of assets and liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, interest rates, and other relevant factors). These upfront payments are amortized daily over the term of the swap agreement as realized gains or losses on the statements of operations.

Notional principal amounts are used to express the extent of involvement in these agreements. Risks may exceed amounts shown on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, unfavorable interest rate fluctuation, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and the possible lack of liquidity with respect to the swap agreements.

The Funds and any counterparty are required to maintain an agreement that requires the Funds and that counterparty to monitor the net fair value of all derivative transactions entered into pursuant to the contract between the Funds and such counterparty. If the net fair value of such derivatives transactions between the Funds and that counterparty exceeds a certain threshold (as defined in the agreement), the Funds or the counterparty are required to post cash and/or securities as collateral. Fair values of derivatives transactions presented in the financial statements are not netted with the fair values of other derivatives transactions or with any collateral amounts posted by the Funds or any counterparty.

Credit default swaps involve commitments to pay a fixed rate at a predetermined frequency in exchange for a lump sum payment if a “credit event”, as defined in the agreement, affecting a third party occurs. Credit events may include a failure to pay interest, bankruptcy, restructuring, or other event as defined in the agreement. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of a credit event. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of a credit event. As the seller of credit protection, a Fund would add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit-default swap on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Credit default swap agreements on corporate issues or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Funds own or has exposure to the referenced obligation).

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2015 (unaudited)

3. Operating Policies (Continued)

For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of February 28, 2015 for which a Fund is the seller of protection are disclosed in the footnotes to the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Synthetic futures, which are total return swaps on futures contracts, along with equity basket swaps generally involve the commitment to receive positive returns or pay negative returns on a specified reference security, basket of securities, security index or index component without actually owning the underlying position.

Interest rate swaps involve the commitment to exchange cash flows based on changes in the value of a specific reference security or a basket of securities.

As of February 28, 2015, counterparties had pledged collateral for swap agreements of $2,287,868 for the Global Multi-Strategy Fund. The collateral is maintained in a segregated account and is not recorded in the books and records of Global Multi-Strategy Fund.

To Be Announced Securities. The Funds may trade portfolio securities on a “to-be-announced” (“TBA”) or when-issued basis. In a TBA or when-issued transaction, the Funds commit to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the Funds, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities.

Underlying Funds. The performance and risks of Real Estate Allocation Fund, (singly, “a fund of funds”) directly correspond to the performance and risks of the underlying funds in which the fund of funds invest. By investing in many underlying funds, the fund of funds have partial exposure to the risks of many different areas of the market. The more a fund of funds allocates to stock funds, the greater the expected risk.

An underlying fund to a fund of funds may experience relatively large redemptions or purchases as the fund of funds periodically reallocates or rebalances its assets. These transactions may accelerate the realization of taxable income if sales of portfolio securities result in gains and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expense ratios for that fund.

The Manager is the advisor to the Principal LifeTime Funds, Principal LifeTime Hybrid Funds, PVC Principal LifeTime Accounts, SAM Portfolios, PVC SAM Portfolios, PVC Diversified Balanced Account, PVC Diversified Balanced Managed Volatility Account, PVC Diversified Growth Account, PVC Diversified Growth Managed Volatility Account, PVC Diversified Income Account, Real Estate Allocation Fund, and each of the underlying funds. Principal Global Investors, LLC ("PGI") is Sub-Advisor to the Principal LifeTime Funds, PVC Principal LifeTime Accounts, PVC Diversified Balanced Account, PVC Diversified Balanced Managed Volatility Account, PVC Diversified Growth Account, PVC Diversified Growth Managed Volatility Account, and PVC Diversified Income Account. Principal Real Estate Investors, LLC, (“Principal-REI”) is Sub-advisor to Real Estate Allocation Fund and Edge Asset Management, Inc. ("Edge") is the Sub-Advisor to the SAM Portfolios and PVC SAM Portfolios. Either PGI or Edge also serves as Sub-Advisor to some or all of the underlying funds. The Manager, PGI, Principal-REI and Edge are committed to minimizing the potential impact of underlying fund risk on underlying funds to the extent consistent with pursuing the investment objectives of the fund of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2015 (unaudited)

3. Operating Policies (Continued)

As of February 28, 2015, the SAM Portfolios, Principal LifeTime Funds, Principal LifeTime Hybrid Funds, PVC SAM Portfolios, PVC Principal LifeTime Accounts, PVC Diversified Balanced Account, PVC Diversified Balanced Managed Volatility Account, PVC Diversified Growth Account, PVC Diversified Growth Managed Volatility Account, PVC Diversified Income Account, and Real Estate Allocation Fund owned the following percentages, in the aggregate, of the outstanding shares of the underlying funds listed below:

Fund	Total Percentage of Outstanding Shares Owned
Blue Chip Fund	96.01%
Bond Market Index Fund	90.13
Diversified Real Asset Fund	22.25
Global Multi-Strategy Fund	62.03
Global Opportunities Fund	99.19
International Equity Index Fund	52.18
Origin Emerging Markets Fund	99.22
Preferred Securities Fund	7.86
Real Estate Debt Income Fund	0.16
Small-MidCap Dividend Income Fund	33.15

U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage Association (“FNMA”) are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.

Government related guarantors (those not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC”). FNMA is a government sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to the timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Participation Certificates are not backed by the full faith and credit of the U.S. Government.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2015 (unaudited)

3. Operating Policies (Continued)

Derivatives. The following tables provide information about where in the statements of assets and liabilities and statements of operations information about derivatives can be found (amounts shown in thousands):

Derivatives not accounted for			Fair		Fair
as hedging instruments	Statement of Assets and Liabilities Location		Value	Statement of Assets and Liabilities Location	Value
Credit Opportunities Explorer Fund
Interest rate contracts	Receivables, Net Assets Consist of Net unrealized		$4* Payables, Net Assets Consist of Net unrealized		$12	*
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
Diversified Real Asset Fund
Foreign exchange contracts	Receivables		$2,299	Payables	$1,010
Interest rate contracts	Receivables, Net Assets Consist of Net unrealized		$573* Payables, Net Assets Consist of Net unrealized		$2,306	*
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
		Total$	2,872		$3,316
Global Multi-Strategy Fund
Credit contracts	Receivables, Net Assets Consist of Net unrealized		$5,435	Payables, Net Assets Consist of Net unrealized	$2,874
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$21,351* Payables, Net Assets Consist of Net unrealized		$20,225	*
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
Foreign exchange contracts	Receivables		$27,343	Payables	$14,348
Interest rate contracts	Receivables, Net Assets Consist of Net unrealized		$3,478* Payables, Net Assets Consist of Net unrealized		$2,793	*
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
		Total$	57,607		$40,240
International Equity Index Fund
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$308* Payables, Net Assets Consist of Net unrealized		$—
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
Preferred Securities Fund
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$13,502	Payables, Net Assets Consist of Net unrealized	$22,359
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
Interest rate contracts	Receivables, Net Assets Consist of Net unrealized		$21,053	Payables, Net Assets Consist of Net unrealized	$—
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
		Total$	34,555		$22,359

*Includes cumulative unrealized appreciation/depreciation of futures contracts and certain synthetic futures as shown in the schedules of investments. Only the portion of the unrealized appreciation/depreciation not yet cash settled is shown in the statements of assets and liabilities as variation margin.

			Change in Unrealized
			Appreciation/(Depreciation) of
Derivatives not accounted for	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Derivatives Recognized in Statement
as hedging instruments	Recognized in Statement of Operations	Recognized in Statement of Operations	of Operations
Credit Opportunities Explorer Fund
Credit contracts	Net realized gain (loss) from Swap	$(18)	$—
	agreements/Change in unrealized
	appreciation/(depreciation) of Swap
	agreements
Equity contracts	Net realized gain (loss) from Futures	$(25)	$—
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
Interest rate contracts	Net realized gain (loss) from Futures	$(424)	$(8)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
	Total	$(467)	$(8)
Diversified Real Asset Fund
Foreign exchange contracts	Net realized gain (loss) from Investment	$5,959	$239
	transactions and Foreign currency
	transactions/Change in unrealized
	appreciation/(depreciation) of Investments,
	and Translation of assets and liabilities in
	foreign currencies
Interest rate contracts	Net realized gain (loss) from Investment	$(2,848)	$(1,192)
	transactions, Futures contracts, Options and
	swaptions, and Swap agreements/Change in
	unrealized appreciation/(depreciation) of
	Investments, Futures contracts, Options and
	swaptions, and Swap agreements
	Total	$3,111	$(953)

	NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
February 28, 2015 (unaudited)

3. Operating Policies (Continued)

			Change in Unrealized
			Appreciation/(Depreciation) of
Derivatives not accounted for	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Derivatives Recognized in Statement
as hedging instruments	Recognized in Statement of Operations	Recognized in Statement of Operations	of Operations
Global Multi-Strategy Fund
Credit contracts	Net realized gain (loss) from Options and	$832	$80
	swaptions and Swap agreements/Change in
	unrealized appreciation/(depreciation) of
	Options and swaptions and Swap
	agreements
Equity contracts	Net realized gain (loss) from Investment	$(7,988)	$(153)
	transactions, Futures contracts, Options and
	swaptions, and Swap agreements/Change in
	unrealized appreciation/(depreciation) of
	Investments, Futures contracts, Options and
	swaptions, and Swap agreements
Foreign exchange contracts	Net realized gain (loss) from Investment	$46,278	$7,886
	transactions and Foreign currency
	transactions/Change in unrealized
	appreciation/(depreciation) of Investments,
	Options and swaptions and Translation of
	assets and liabilities in foreign currencies
Interest rate contracts	Net realized gain (loss) from Investment	$14,719	$(2,779)
	transactions, Futures contracts, Options and
	swaptions, and Swap agreements/Change in
	unrealized appreciation/(depreciation) of
	Investments, Futures contracts, Options and
	swaptions, and Swap agreements
	Total	$53,841	$5,034
International Equity Index Fund
Equity contracts	Net realized gain (loss) from Futures	$(701)	$406
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
Preferred Securities Fund
Equity contracts	Net realized gain (loss) from Investment	$(480)	$1,515
	transactions/Change in unrealized
	appreciation/(depreciation) of Investments
	and Options and swaptions
Interest rate contracts	Net realized gain (loss) from Investment	$9,984	$(9,639)
	transactions, Futures contracts, and Options
	and swaptions/Change in unrealized
	appreciation/(depreciation) of Investments
	Total	$9,504	$(8,124)

Long equity futures contracts are used to obtain market exposure for the cash balances that are maintained by International Equity Index Fund and the notional values of the futures contracts will vary in accordance with changing cash balances. Long and short U.S. Treasury futures contracts are used to obtain interest rate exposure in order to manage duration of Credit Opportunities Explorer Fund, Diversified Real Asset Fund and the Global Multi-Strategy Fund. The notional values of the futures contracts will vary in accordance with changing duration of these funds. The level of other derivative activity disclosed in the schedules of investments is representative of the level of derivative activity used in the Funds throughout the period ended February 28, 2015.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2015 (unaudited)

4. Fair Valuation

Fair value is defined as the price that the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds use various valuation approaches, including market, income and/or cost approaches. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

ÏLevel 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

ÏLevel 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.). Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

ÏLevel 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date.

Investments which are generally included in the Level 3 category are primarily valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement.

The fair values of these entities are dependent on economic, political and other considerations. The values of the investments may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.)

Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. The Manager has established a Valuation Committee of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets monthly and reports directly to the Board of Directors. The Pricing Group who reports to the Valuation Committee relies on the established Pricing Policies to determine fair valuation. Included in the Pricing Policies is an overview of the approved valuation technique established for each asset class. The Pricing Group will consider all appropriate information when determining fair valuation.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC.

February 28, 2015 (unaudited)

4. Fair Valuation (Continued)

The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors. In addition, valuation data is periodically compared to actual transactions executed by the Funds (i.e., purchases/sales) and differences between transaction prices and prior period valuation data are investigated based on specified tolerances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.

The beginning of the period timing recognition has been adopted for the significant transfers between levels of each Fund’s assets and liabilities. There were no significant purchases, sales, or transfers into or out of Level 3. The table below includes transfers from Level 1 to Level 2 at February 28, 2015 due to lack of exchange traded valuation data; however, observable market inputs were available to support these valuations:

Global Multi-Strategy Fund	$3,798,434
Preferred Securities Fund	73,848,850

Below are transfers from Level 2 to Level 1 at February 28, 2015 due to the resumption of trading for previous thinly traded securities:

Global Multi-Strategy Fund	$624,418
Preferred Securities Fund	48,973,040

The following is a summary of the inputs used as of February 28, 2015 in valuing the Funds' securities carried at value (amounts shown in thousands):

		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)

Blue Chip Fund
Common Stocks*	$594,155	$—	$—	$594,155
Investment Companies	3,993	—	—	3,993
Total investments in securities $	598,148	$—	$—	$598,148

Bond Market Index Fund
Bonds	$—	$422,450	$21	$422,471
Investment Companies	164,292	—	—	164,292
Municipal Bonds	—	11,248	—	11,248
U.S. Government & Government Agency Obligations	—	754,196	—	754,196
Total investments in securities $	164,292	$1,187,894	$21	$1,352,207
Short Sales
U.S. Government & Government Agency Obligations	$—	$(306)	$—	$(306)
Total Short Sales $	—	$(306)	$—	$(306)

Credit Opportunities Explorer Fund
Bonds	$—	$16,379	$—	$16,379
Investment Companies	1,377	—	—	1,377
Preferred Stocks
Financial	—	252	—	252
Senior Floating Rate Interests	—	928	—	928
Total investments in securities $	1,377	$17,559	$—	$18,936
Assets
Interest Rate Contracts**
Futures	$4	$—	$—	$4
Liabilities
Interest Rate Contracts**
Futures	$(12)	$—	$—	$(12)

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
February 28, 2015 (unaudited)

4. Fair Valuation (Continued)
		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)

Diversified Real Asset Fund
Bonds	$—	$325,868	$—	$325,868
Commodity Indexed Structured Notes	—	158,344	—	158,344
Common Stocks
Basic Materials	97,949	55,525	—	153,474
Communications	—	14,354	—	14,354
Consumer, Cyclical	14,044	6,878	—	20,922
Consumer, Non-cyclical	48,921	61,493	—	110,414
Diversified	2,846	10,067	—	12,913
Energy	693,834	4,127	—	697,961
Financial	277,689	126,990	—	404,679
Industrial	112,679	51,825	—	164,504
Utilities	120,749	102,338	—	223,087
Investment Companies	126,054	—	—	126,054
Senior Floating Rate Interests	—	531,069	—	531,069
U.S. Government & Government Agency Obligations	—	506,894	—	506,894
Purchased Interest Rate Swaptions	—	400	—	400
Purchased Capped Options	—	10	—	10
Purchased Options	91	—	—	91
Total investments in securities $	1,494,856	$1,956,182	$—	$3,451,038
Assets
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$2,299	$—	$2,299
Interest Rate Contracts**
Futures	$70	$—	$—	$70
Interest Rate Swaps	—	2	—	2
Liabilities
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$(1,010)	$—	$(1,010)
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$(1,184)	$—	$(1,184)
Futures	(910)	—	—	(910)
Interest Rate Swaps	—	(47)	—	(47)
Interest Rate Swaptions	—	(8)	—	(8)
Options	(157)	—	—	(157)

Dynamic High Yield Explorer Fund
Bonds	$—	$5,890	$—	$5,890
Common Stocks*	544	—	—	544
Investment Companies	524	—	—	524
Senior Floating Rate Interests	—	7,805	—	7,805
Total investments in securities $	1,068	$13,695	$—	$14,763

Global Multi-Strategy Fund
Bonds	$—	$556,424	$12,230	$568,654
Common Stocks
Basic Materials	52,927	36,760	—	89,687
Communications	111,703	27,761	—	139,464
Consumer, Cyclical	125,235	31,280	—	156,515
Consumer, Non-cyclical	318,690	45,397	—	364,087
Diversified	203	391	—	594
Energy	55,008	7,523	—	62,531
Exchange Traded Funds	1,936	95	—	2,031
Financial	141,858	48,605	—	190,463
Industrial	154,571	49,269	—	203,840
Technology	92,387	16,613	—	109,000
Utilities	19,754	7,497	—	27,251
Convertible Bonds	—	80,352	—	80,352
Convertible Preferred Stocks
Basic Materials	1,350	—	—	1,350
Communications	1,270	52	52	1,374
Consumer, Non-cyclical	2,968	70	—	3,038
Energy	1,272	302	—	1,574
Financial	3,990	2,363	—	6,353
Technology	—	—	124	124
Utilities	2,094	3,473	—	5,567
Investment Companies	688,605	—	—	688,605

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
February 28, 2015 (unaudited)

4. Fair Valuation (Continued)
		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)

Global Multi-Strategy Fund (Continued)
Preferred Stocks
Communications	—	662	—	662
Consumer, Cyclical	—	2,685	—	2,685
Consumer, Non-cyclical	—	4,488	—	4,488
Financial	286	2,583	—	2,869
Industrial	—	—	146	146
Technology	—	—	198	198
Utilities	—	88	—	88
Repurchase Agreements	—	94,055	—	94,055
Senior Floating Rate Interests	—	60,687	—	60,687
U.S. Government & Government Agency Obligations	—	130,210	—	130,210
Purchased Interest Rate Swaptions	—	719	—	719
Purchased Options	6,032	211	—	6,243
Total investments in securities $	1,782,139	$1,210,615	$12,750	$3,005,504
Short Sales
Bonds	$—	$(89,345)	$—	$(89,345)
Common Stocks
Basic Materials	(10,909)	(7,121)	—	(18,030)
Communications	(36,516)	(3,842)	—	(40,358)
Consumer, Cyclical	(44,509)	(6,889)	—	(51,398)
Consumer, Non-cyclical	(50,194)	(6,017)	—	(56,211)
Diversified	(391)	—	—	(391)
Energy	(14,980)	(3,720)	—	(18,700)
Financial	(76,704)	(7,868)	—	(84,572)
Industrial	(36,227)	(10,953)	—	(47,180)
Technology	(46,757)	(3,904)	—	(50,661)
Utilities	(20,008)	(424)	—	(20,432)
Preferred Stocks
Basic Materials	—	(355)	—	(355)
Consumer, Non-cyclical	—	(101)	—	(101)
Total Short Sales $	(337,195)	$(140,539)	$—	$(477,734)
Assets
Credit Contracts**
Credit Default Swaps	$—	$5,031	$—	$5,031
Exchange Cleared Credit Default Swaps	—	404	—	404
Equity Contracts**
Futures	$9,383	$—	$—	$9,383
Synthetic Futures	—	86	—	86
Total Return Equity Basket Swaps	—	5,850	—	5,850
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$27,132	$—	$27,132
Interest Rate Contracts**
Futures	$2,062	$—	$—	$2,062
Synthetic Futures	—	697	—	697
Liabilities
Credit Contracts**
Credit Default Swaps	$—	$(2,874)	$—	$(2,874)
Equity Contracts**
Futures	$(16,481)	$—	$—	$(16,481)
Options	(1,878)	—	—	(1,878)
Synthetic Futures	—	(289)	—	(289)
Total Return Equity Basket Swaps	—	(1,057)	—	(1,057)
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$(14,348)	$—	$(14,348)
Interest Rate Contracts**
Futures	$(2,793)	$—	$—	$(2,793)
Total Return Swaps	—	(520)	—	(520)

Global Opportunities Fund
Common Stocks
Basic Materials	$—	$17,153	$—	$17,153
Communications	74,400	49,341	—	123,741
Consumer, Cyclical	76,499	90,711	—	167,210
Consumer, Non-cyclical	249,144	175,394	—	424,538
Energy	15,460	7,777	—	23,237
Financial	196,484	115,990	—	312,474
Industrial	29,368	27,908	—	57,276
Technology	140,738	—	—	140,738
Utilities	20,087	54,798	—	74,885
Investment Companies	16,992	—	—	16,992
Total investments in securities $	819,172	$539,072	$—	$1,358,244

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
February 28, 2015 (unaudited)

4. Fair Valuation (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)

International Equity Index Fund
Common Stocks
Basic Materials		$—	$51,049	$—	$51,049
Communications		—	57,060	—	57,060
Consumer, Cyclical		—	91,722	—	91,722
Consumer, Non-cyclical		223	176,675	—	176,898
Diversified		—	4,706	—	4,706
Energy		—	40,635	—	40,635
Exchange Traded Funds		22,088	—	—	22,088
Financial		—	190,101	—	190,101
Industrial		—	86,431	—	86,431
Technology		—	18,211	—	18,211
Utilities		—	27,335	—	27,335
Investment Companies		4,743	—	—	4,743
Preferred Stocks
Basic Materials		—	164	—	164
Consumer, Cyclical		—	3,420	—	3,420
Consumer, Non-cyclical		—	1,193	—	1,193
	Total investments in securities $	27,054	$748,702	$—	$775,756
Assets
Equity Contracts**
Futures		$308	$—	$—	$308

International Small Company Fund
Common Stocks
Basic Materials		$166	$512	$—	$678
Communications		48	368	—	416
Consumer, Cyclical		74	1,268	—	1,342
Consumer, Non-cyclical		51	1,167	—	1,218
Diversified		—	37	—	37
Energy		195	100	—	295
Financial		115	1,573	—	1,688
Industrial		75	1,291	—	1,366
Technology		83	308	—	391
Utilities		—	123	—	123
Investment Companies		200	—	—	200
Preferred Stocks
Industrial		—	34	—	34
	Total investments in securities $	1,007	$6,781	$—	$7,788

Origin Emerging Markets Fund
Common Stocks
Basic Materials		$289	$391	$—	$680
Communications		647	2,348	—	2,995
Consumer, Cyclical		892	787	—	1,679
Consumer, Non-cyclical		1,183	1,022	—	2,205
Energy		—	401	—	401
Financial		458	6,244	—	6,702
Industrial		506	1,771	—	2,277
Technology		3,260	665	—	3,925
Utilities		—	1,399	—	1,399
	Total investments in securities $	7,235	$15,028	$—	$22,263

Preferred Securities Fund
Bonds		$—	$2,731,958	$—	$2,731,958
Convertible Preferred Stocks
Financial		45,307	—	—	45,307
Investment Companies		298,325	—	—	298,325
Preferred Stocks
Communications		166,045	110,127	—	276,172
Consumer, Non-cyclical		—	1,250	—	1,250
Financial		1,307,485	191,432	—	1,498,917
Government		—	56,377	—	56,377
Industrial		28,544	—	—	28,544
Utilities		90,454	16,459	—	106,913
Purchased Options		34,555	—	—	34,555
	Total investments in securities $	1,970,715	$3,107,603	$—	$5,078,318
Liabilities
Equity Contracts*
Options		$(22,359)	$—	$—	$(22,359)

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
February 28, 2015 (unaudited)

4. Fair Valuation (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Real Estate Allocation Fund
Investment Companies		$155	$—	$—	$155
	Total investments in securities $	155	$—	$—	$155

Real Estate Debt Income Fund
Bonds		$—	$43,947	$—	$43,947
	Total investments in securities $	—	$43,947	$—	$43,947

Small-MidCap Dividend Income Fund
Common Stocks*		$1,665,400	$—	$—	$1,665,400
Investment Companies		99,223	—	—	99,223
	Total investments in securities $	1,764,623	$—	$—	$1,764,623

*	For additional detail regarding sector classifications, please see the Schedules of Investments.
**	Exchange Cleared Swaps, Futures, and Foreign Currency Contracts are valued at the unrealized appreciation/(depreciation) of the instrument.

At the end of the period, there were no Funds which had a significant Level 3 balance. During the period, there were no significant purchases, sales, or transfers into or out of Level 3.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2015 (unaudited)

5. Management Agreement and Transactions with Affiliates

Management Services. The Funds have agreed to pay investment advisory and management fees to the Manager (wholly owned by Principal Financial Services, Inc.) computed at an annual percentage rate of each of the Funds’ average daily net assets. A portion of the management fee is paid by the Manager to the sub-advisor of each of the Funds, some of which are affiliates of the Manager. The annual rates used in this calculation for the Funds are as follows:

		Net Assets of Funds
	First $500	Next $500	Next $500	Over $1.5
	million	million	million	billion
Blue Chip Fund	.70%	.68%	.66%	.65%
Credit Opportunities Explorer Fund	.60	.58	.56	.55
Dynamic High Yield Explorer Fund	.65	.63	.61	.60
Global Multi-Strategy Fund	1.60	1.58	1.56	1.55
Global Opportunities Fund	.85	.83	.81	.80
International Small Company Fund	1.05	1.03	1.01	1.00
Origin Emerging Markets Fund	1.20	1.18	1.16	1.15
Real Estate Debt Income Fund	.55	.53	.51	.50
Small-MidCap Dividend Income Fund	.80	.78	.76	.75
			Net Assets of Funds
	First $500	Next $500	Next $500	Next $500	Next $1	Over $3
	million	million	million	million	billion	billion
Diversified Real Asset Fund	.85%	.83%	.81%	.80%	.79%	.78%
Preferred Securities Fund	.75	.73	.71	.70	.69	.68

		All Net Assets
Bond Market Index Fund		.25%
International Equity Index Fund		.25
Real Estate Allocation Fund		.00

In addition to the management fee, R-1, R-2, R-3, R-4, and R-5 classes of shares of the Funds pay the Manager a service fee and an administrative service fee computed at an annual percentage rate of each class’s average daily net assets. The annual rates for the service fee are .25%, .25%, .25%, .25%, and .25% and the annual rates for the administrative service fee are .28%, .20%, .07%, .03%, and .01% for R-1, R-2, R-3, R-4, and R-5, respectively. Class A, Class C, Class P and Institutional shares of the Funds reimburse Principal Shareholder Services, Inc. (the “Transfer Agent”) (wholly owned by the Manager) for transfer agent services. Class J shares pays Principal Shareholder Services, Inc. a fee for the services provided in an amount that includes a profit.

The Manager has contractually agreed to limit the expenses (excluding interest the Funds incur in connection with investments they make) for certain classes of shares of certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The operating expense limits are as follows:

	Period from September 1, 2014 through February 28, 2015
	Class A		Class C	Institutional		Expiration
Blue Chip Fund	1.35%		2.10%	.75%		December 30, 2015
Bond Market Index Fund	N/A		N/A	.23	^^^	December 30, 2015
Credit Opportunities Explorer Fund	1.10	*	N/A	.70	*	December 30, 2015
Diversified Real Asset Fund	1.25		2.00	N/A		December 30, 2015
Dynamic High Yield Explorer Fund	1.10	*	N/A	.75	*	December 30, 2015
Global Multi-Strategy Fund	2.00		2.75	1.65		December 30, 2015
Global Opportunities Fund	1.50		2.25	.95	**	December 30, 2015
International Equity Index Fund	N/A		N/A	.35		December 30, 2015
International Small Company Fund	1.60		N/A	1.20	^	December 30, 2015
Origin Emerging Markets Fund	1.75	^^	N/A	1.35	^^	December 30, 2015
Real Estate Allocation Fund	.50	^	N/A	.15	^	December 30, 2015
Real Estate Debt Income Fund	1.00	^	N/A	.70	^	December 30, 2015
Small-MidCap Dividend Income Fund	1.40	**	2.15	N/A		December 30, 2015

*Period from September 10, 2014 to February 28, 2015. **Expired December 31, 2014.

^Period from December 31, 2014 to February 28, 2015. ^^Period from January 23, 2015 to February 28, 2015.

^^^Period from November 1, 2014 to February 28, 2015. Prior to November 1, 2014, a voluntary cap of .26% was in effect.

					NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. February 28, 2015 (unaudited)

5. Management Agreement and Transactions with Affiliates (Continued)

Period from September 1, 2014 through February 28, 2015
	Class J		R-1		R-2		R-3		R-4		R-5		R-6		Expiration
Bond Market Index Fund	.78	%*	1.11	%*	.98	%*	.80	%*	.61	%*	.49	%*	N/A		December 30, 2015
Diversified Real Asset Fund	N/A		N/A		N/A		N/A		N/A		N/A		.88	%**	December 30, 2015
International Equity Index Fund	N/A		1.28	^	1.15	^	.97	^	.78	^	.66	^	N/A		December 30, 2015
Origin Emerging Markets Fund	N/A		N/A		N/A		N/A		N/A		N/A		1.26	^^	December 30, 2015

*Period from November 1, 2014 to February 28, 2015. Prior to November 1, 2014, voluntary caps of .81%, 1.14%, 1.01%, .83%, .64%, and .52% were in effect for Class J, R-1, R-2, R-3, R-4, and R-5, respectively.

**Period from December 31, 2014 to February 28, 2015.

^Expired December 31, 2014.

^^Period from January 23, 2015 to February 28, 2015.

In addition, the Manager has contractually agreed to limit Class P expenses other than management and investment advisory fees and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses. The limits are expressed as a percentage of average daily net assets attributable to Class P shares on an annualized basis during the reporting period. The limits are as follows:

	Period from September 1, 2014 through February 28, 2015
	Class P	Expiration
Blue Chip Fund	.20%	December 30, 2015
Diversified Real Asset Fund	.20	December 30, 2015
Global Multi-Strategy Fund	.20	December 30, 2015
Global Opportunities Fund	.20	December 30, 2015
International Small Company Fund	.20	December 30, 2015
Preferred Securities Fund	.20	December 30, 2015
Small-MidCap Dividend Income Fund	.20	December 30, 2015

In addition, effective November 1, 2014, the Manager has contractually agreed to limit Bond Market Index Fund’s management fees. The expense limit will reduce the management fees by .03% (expressed as a percentage of average net assets on an annualized basis). The contractual limit expires on December 30, 2015.

In addition, effective January 23, 2015, the Manager has voluntarily agreed to limit the expenses (excluding interest the Fund incurs in connection with investments it makes) for the Institutional class of shares of Origin Emerging Markets Fund. The reductions and reimbursements are in amounts that maintain total operating expenses at or below 1.25%. The limit is expressed as a percentage of average daily net assets attributable to the class of shares on an annualized basis during the reporting period.

Amounts owed to the Funds under the terms of the expense limitation agreements are reflected in the statement of assets and liabilities as expense reimbursement from Manager.

Distribution Fees. The Class A, Class C, Class J, R-1, R-2, R-3 and R-4 classes of shares of the Funds bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to each class of each of the Funds. Distribution fees are paid to Principal Funds Distributor, Inc. (“the Distributor”), the principal distributor of the Funds. A portion of the distribution fees may be paid to other selling dealers for providing certain services. The annual rates are .25%, 1.00%, .25%, .35%, .30%, .25%, and .10% for Class A, Class C, Class J, R-1, R-2, R-3, and R-4 classes of shares, respectively.

The Distributor has contractually agreed to limit the distribution fees attributable to Class J shares. The limit will maintain the level of distribution fees not to exceed .24% for Class J shares. The contractual limit expires on December 30, 2015.

Amounts owed to the Funds under the terms of the expense limitation agreements are reflected in the statement of assets and liabilities as expense reimbursement from Distributor.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2015 (unaudited)

5. Management Agreement and Transactions with Affiliates (Continued)

Sales Charges. The Distributor receives proceeds of any CDSC on certain Class A, Class C, and Class J share redemptions. The charge for Class A shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase that were originally sold without a sales charge. The charge for Class C shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase. The charge for Class J shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 18 months of purchase. The Distributor also retains sales charges on sales of Class A shares based on declining rates which begin at 3.75% for Credit Opportunities Explorer Fund, Diversified Real Asset Fund, Dynamic High Yield Explorer Fund, Global Multi-Strategy Fund, Preferred Securities Fund, and Real Estate Debt Income Fund, and 5.50% for Blue Chip Fund, Global Opportunities Fund, International Small Company Fund, Origin Emerging Markets Fund, Real Estate Allocation Fund, and Small-MidCap Dividend Income Fund. The aggregate amounts of these charges retained by the Distributor for the period ended February 28, 2015, were as follows (in thousands):

	Class A	Class C	Class J
Blue Chip Fund	$36	$1	N/A
Diversified Real Asset Fund	34	5	N/A
Dynamic High Yield Explorer Fund	1	N/A	N/A
Global Multi-Strategy Fund	23	6	N/A
Global Opportunities Fund	8	–	N/A
International Small Company Fund	4	N/A	N/A
Preferred Securities Fund	116	11	$ 2
Small-MidCap Dividend Income Fund	133	11	N/A

Affiliated Ownership. At February 28, 2015, Principal Life Insurance Company (an affiliate of the Manager), Princor Financial Services Corporation, Collective Investment Trusts sponsored by Principal Trust Company, and benefit plans and separate accounts sponsored on behalf of Principal Life Insurance Company owned shares of the Funds as follows (amounts in thousands):

	Class A	Class P Institutional		R-1	R	-6
Credit Opportunities Explorer Fund	1,000	N/A	–	N/A		N/A
Diversified Real Asset Fund	–	–	40,646	N/A		1
Dynamic High Yield Explorer Fund	750	N/A	–	N/A		N/A
Global Multi-Strategy Fund	–	–	10,909	N/A		N/A
Global Opportunities Fund	–	1	–	N/A		N/A
International Equity Index Fund	N/A	N/A	25,710	1		N/A
International Small Company Fund	400	350	1	N/A		N/A
Origin Emerging Markets Fund	9	N/A	–	N/A		10
Real Estate Allocation Fund	1	N/A	1	N/A		N/A
Real Estate Debt Income Fund	2,259	N/A	2,259	N/A		N/A

Affiliated Brokerage Commissions. With respect to Preferred Securities Fund, $143,000 of brokerage commission was paid to Spectrum Asset Management, Inc., a member of the Principal Financial Group. The other Funds did not pay brokerage commissions to any member of the Principal Financial Group during the period ended February 28, 2015.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2015 (unaudited)

6. Investment Transactions

For the period ended February 28, 2015, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. government securities) by the Funds were as follows (amounts shown in thousands):

			Covers on
			Securities	Securities
	Purchases	Sales	Sold Short	Sold Short
Blue Chip Fund	$176,155	$59,858	$—	$—
Bond Market Index Fund	1,364,707	1,275,906	4,707	4,998
Credit Opportunities Explorer Fund	53,965	36,505	—	—
Diversified Real Asset Fund	1,249,650	652,696	—	—
Dynamic High Yield Explorer Fund	21,698	7,115	—	—
Global Multi-Strategy Fund	1,760,683	1,137,975	377,424	459,591
Global Opportunities Fund	983,730	1,048,345	—	—
International Equity Index Fund	206,429	151,707	—	—
International Small Company Fund	2,677	2,402	—	—
Origin Emerging Markets Fund	23,078	549	—	—
Preferred Securities Fund	374,642	300,339	—	—
Real Estate Allocation Fund	162	7	—	—
Real Estate Debt Income Fund	47,266	3,257	—	—
Small-MidCap Dividend Income Fund	622,979	192,197	—	—

For the period ended February 28, 2015, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold (not including short-term investments) by the Funds were as follows (amounts shown in thousands):

			Covers on
			Securities	Securities
	Purchases	Sales	Sold Short	Sold Short
Bond Market Index Fund	$921,921	$854,842	$1,228	$1,230
Diversified Real Asset Fund	324,449	244,120	—	—
Global Multi-Strategy Fund	41,049	52,272	676	—

7. Federal Tax Information

Distributions to Shareholders. The federal income tax character of distributions paid for the periods ended February 28, 2015, and August 31, 2014 were as follows (amounts in thousands):

			Long-Term
	Ordinary Income		Capital Gain
	2015	2014	2015	2014	*
Blue Chip Fund	$13,424	$1,164	$3,389	$9
Bond Market Index Fund	25,119	32,388	—	—
Credit Opportunities Explorer Fund	323	—	—	—
Diversified Real Asset Fund	50,807	37,135	17,623	6,354
Dynamic High Yield Explorer Fund	303	—	—	—
Global Multi-Strategy Fund	25,856	7,661	28,046	5,336
Global Opportunities Fund	91,280	7,136	43,405	—
International Equity Index Fund	20,532	18,974	676	68,658
International Small Company Fund	37	—	—	—
Preferred Securities Fund	128,054	236,623	82,536	120,538
Real Estate Debt Income Fund	125	—	—	—
Small-MidCap Dividend Income Fund	22,159	18,384	32,329	15,087

*The Funds designate these distributions as long-term capital gain dividends per IRC Sec. 852(b)(3)(C).

For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2015 (unaudited)

7. Federal Tax Information (Continued)

Distributable Earnings. As of August 31, 2014, the components of distributable earnings/(deficit) on a federal tax basis were as follows (amounts in thousands):
	Ordinary Income	Undistributed Long-Term Capital Gains	Undistributed Accumulated Capital Loss	Net Unrealized Appreciation (Depreciation)	Other Temporary Differences*	Total Accumulated Earnings (Deficit)

Blue Chip Fund	$12,202	$1,969	$—	$53,096	$—	$67,267
Bond Market Index Fund	20,059	—	(8,481)	17,099	—	28,677
Diversified Real Asset Fund	40,867	17,607	—	268,761	(30)	327,205
Global Multi-Strategy Fund	11,605	28,612	—	60,849	(9,758)	91,308
Global Opportunities Fund	89,800	43,397	—	104,800	—	237,997
International Equity Index Fund	15,869	668	—	93,710	—	110,247
Preferred Securities Fund	5,092	82,515	—	372,475	—	460,082
Small-MidCap Dividend Income Fund	8,422	22,801	—	163,289	—	194,512

*Represents book-to-tax accounting differences related to straddle loss deferrals, constructive sale gain recognition, and defaulted securities.

Capital Loss Carryforwards. Capital loss carryforwards are losses that can be used to offset future capital gains of the Funds. At August 31, 2014, the Funds had approximate net capital loss carryforwards as follows (amounts in thousands):

	Net Capital Loss
	Carryforward Expiring In:			No Expiration
				Short-	Long-		Annual
	2015	2016	2017	Term	Term	Total	Limitations*
Bond Market Index Fund	$373	$6,304	$1,804	$ —	$ —	$8,481	$1,804

* In accordance with Sections 381-384 of the Internal Revenue Code, a portion of certain Fund's losses have been subjected to an annual limitation.

As of August 31, 2014, Bond Market Index Fund and Global Opportunities Fund utilized $9,218,000 and $21,522,000 of capital loss carryforward, respectively.

Capital losses generated in taxable years beginning after the enactment date of the Regulated Investment Company Modernization Act of 2010, December 22, 2010, will be carried forward with no expiration and with the character of the loss retained. These capital losses must be fully utilized before the pre-enactment capital loss carryforwards listed in the table above.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2015 (unaudited)

7. Federal Tax Information (Continued)

Late-Year Losses. A regulated investment company may elect for any taxable year to treat any portion of any qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended August 31, 2014, the Funds do not plan to defer any late-year losses.

Reclassification of Capital Accounts. The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between GAAP and tax accounting. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Funds’ distributions may be shown in the accompanying Statement of Changes in Net Assets as from net investment income, from net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended August 31, 2014, the Funds recorded reclassifications as follows (amounts in thousands):

	Accumulated	Accumulated
	Undistributed Net	Net Realized
	Investment Income	Gain on Investments	Paid in Capital
Bond Market Index Fund	$3,462	$(3,462)	$—
Diversified Real Asset Fund	15,739	(15,707)	(32)
Global Multi-Strategy Fund	3,609	(3,609)	—
Global Opportunities Fund	(288)	288	—
International Equity Index Fund	115	(115)	—
Preferred Securities Fund	(119)	119	—
Small-MidCap Dividend Income Fund	1,637	(1,615)	(22)

FederalIncomeTaxBasis. At February 28, 2015, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Funds were as follows (amounts in thousands):

	Unrealized	Unrealized	Net Unrealized	Cost for Federal
	Appreciation	(Depreciation)	Appreciation (Depreciation)	Income Tax Purposes
Blue Chip Fund	$95,924	$(7,150)	$88,774	$509,374
Bond Market Index Fund	15,775	(1,960)	13,815	1,338,392
Credit Opportunities Explorer Fund	296	(321)	(25)	18,961
Diversified Real Asset Fund	241,813	(101,542)	140,271	3,310,767
Dynamic High Yield Explorer Fund	136	(294)	(158)	14,921
Global Multi-Strategy Fund	150,802	(58,935)	91,867	2,913,637
Global Opportunities Fund	131,728	(12,565)	119,163	1,239,081
International Equity Index Fund	113,680	(38,569)	75,111	700,645
International Small Company Fund	655	(393)	262	7,526
Origin Emerging Markets Fund	215	(444)	(229)	22,492
Preferred Securities Fund	417,719	(28,292)	389,427	4,649,581
Real Estate Allocation Fund	—	—	—	155
Real Estate Debt Income Fund	186	(125)	61	43,886
Small-MidCap Dividend Income Fund	217,890	(42,642)	175,248	1,589,375

8. Subsequent Events

Management has evaluated events or transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements. There were no items requiring adjustment of the financial statements or additional disclosure.

Schedule of Investments
Blue Chip Fund
February 28, 2015 (unaudited)

COMMON STOCKS - 100.04%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held	Value(000	's)

Banks - 5.12%			Miscellaneous Manufacturing - 1.66%
Bank of New York Mellon Corp/The	218,067	$8,535	Danaher Corp	112,745	$9,840
Wells Fargo & Co	399,062	21,865
		$30,400	Oil & Gas - 2.65%
Beverages - 7.44%			EOG Resources Inc	54,403	4,881
Anheuser-Busch InBev NV ADR	107,966	13,675	Exxon Mobil Corp	78,152	6,920
Diageo PLC ADR	105,672	12,559	Hess Corp	52,536	3,944
PepsiCo Inc	126,093	12,481			$15,745
SABMiller PLC ADR	97,095	5,502	Pharmaceuticals - 5.23%
		$44,217	Valeant Pharmaceuticals International Inc (a)	108,327	21,392
Building Materials - 1.00%			Zoetis Inc	209,362	9,650
Martin Marietta Materials Inc	41,602	5,921			$31,042
			Pipelines - 1.36%
Chemicals - 4.78%			Kinder Morgan Inc/DE	192,722	7,903
Air Products & Chemicals Inc	107,894	16,847	Kinder Morgan Inc/DE - Warrants (a)	41,100	159
Monsanto Co	47,443	5,713			$8,062
Praxair Inc	45,426	5,810	Real Estate - 4.76%
		$28,370	Brookfield Asset Management Inc	521,104	28,286
Commercial Services - 4.06%
MasterCard Inc	267,327	24,094	REITS - 2.38%
			American Tower Corp	142,811	14,158
Cosmetics & Personal Care - 0.49%
Colgate-Palmolive Co	40,991	2,903	Retail - 13.27%
			AutoZone Inc (a)	7,989	5,134
Distribution & Wholesale - 0.55%			CarMax Inc (a)	101,491	6,811
Fastenal Co	79,062	3,285	Starbucks Corp	284,503	26,597
			TJX Cos Inc/The	124,493	8,545
			Walgreens Boots Alliance Inc	251,128	20,864
Diversified Financial Services - 9.67%			Yum! Brands Inc	134,002	10,869
American Express Co	79,771	6,508			$78,820
BlackRock Inc	45,107	16,754
Charles Schwab Corp/The	299,313	8,782	Software - 6.73%
FNF Group	120,242	4,415	Adobe Systems Inc (a)	224,707	17,774
Visa Inc	77,424	21,006	Microsoft Corp	506,271	22,200
		$57,465			$39,974
			TOTAL COMMON STOCKS		$594,155
Food - 3.25%			INVESTMENT COMPANIES - 0.67%	Shares Held	Value(000	's)
Mondelez International Inc	178,838	6,606
Nestle SA ADR	162,276	12,681	Publicly Traded Investment Fund - 0.67%
		$19,287	Goldman Sachs Financial Square Funds -	3,992,585	3,993

Holding Companies - Diversified - 1.66%			Government Fund
Leucadia National Corp	237,240	5,630
Liberty TripAdvisor Holdings Inc (a)	128,494	4,244	TOTAL INVESTMENT COMPANIES		$3,993
		$9,874	Total Investments		$598,148
			Liabilities in Excess of Other Assets, Net - (0.71)%		$(4,199)
Insurance - 9.71%			TOTAL NET ASSETS - 100.00%		$593,949
Aon PLC	86,432	8,674
Berkshire Hathaway Inc - Class B (a)	182,291	26,872
Loews Corp	198,256	8,130	(a) Non-Income Producing Security
Markel Corp (a)	18,793	14,009
		$57,685

Internet - 8.85%			Portfolio Summary (unaudited)
Amazon.com Inc (a)	16,165	6,145	Sector		Percent
Google Inc - A Shares (a)	25,741	14,483	Financial		31.64%
Google Inc - C Shares (a)	46,133	25,761	Consumer, Non-cyclical		20.47%
Liberty Ventures (a)	153,341	6,161	Consumer, Cyclical		14.23%
		$52,550	Communications		12.18%
			Technology		6.73%
Lodging - 0.41%			Basic Materials		4.78%
Wynn Resorts Ltd	16,986	2,421	Industrial		4.34%
			Energy		4.01%
Media - 3.33%			Diversified		1.66%
Discovery Communications Inc - C Shares (a)	318,135	9,706	Exchange Traded Funds		0.67%
Liberty Global PLC - C Shares (a)	192,581	10,047	Liabilities in Excess of Other Assets, Net		(0.71)%
		$19,753	TOTAL NET ASSETS		100.00%

Metal Fabrication & Hardware - 1.68%
Precision Castparts Corp	46,244	10,003

See accompanying notes

Schedule of Investments
Bond Market Index Fund
February 28, 2015 (unaudited)

	INVESTMENT COMPANIES - 13.75%	Shares Held Value (000's)				Principal
					BONDS (continued)	Amount (000's) Value (000's)
	Publicly Traded Investment Fund - 13.75%
	Goldman Sachs Financial Square Funds -	164,292,280	$164,292		Automobile Asset Backed Securities (continued)
	Money Market Fund				AmeriCredit Automobile Receivables Trust
					2014-2
	TOTAL INVESTMENT COMPANIES		$164,292		0.94%, 02/08/2019	$455	$453
		Principal			Americredit Automobile Receivables Trust 2014-4

BONDS	- 35.37%	Amount (000's) Value (000's)			1.27%, 07/08/2019 (a)	500	500
	Advertising - 0.06%				Capital Auto Receivables Asset Trust 2014-3
	Interpublic Group of Cos Inc/The				1.48%, 11/20/2018	164	164
	4.20%, 04/15/2024	$50	$53		CarMax Auto Owner Trust 2013-4
	Omnicom Group Inc				1.28%, 05/15/2019	400	399
	4.45%, 08/15/2020	30	33		CarMax Auto Owner Trust 2014-3
	Svensk Exportkredit AB				1.16%, 06/17/2019	400	400
	5.13%, 03/01/2017	550	596		Ford Credit Auto Owner Trust 2014-A
			$682		0.79%, 05/15/2018	500	500
	Aerospace & Defense - 0.42%				Honda Auto Receivables 2013-3 Owner
	Boeing Capital Corp				Trust
	4.70%, 10/27/2019	35	39		1.13%, 09/16/2019	360	361
	Boeing Co/The				Honda Auto Receivables 2013-4 Owner
	2.35%, 10/30/2021	1,000	1,002		Trust
	3.75%, 11/20/2016	30	32		1.04%, 02/18/2020	50	50
	Exelis Inc				Nissan Auto Receivables 2012-A Owner
	4.25%, 10/01/2016	100	103		Trust
	L-3 Communications Corp				1.00%, 07/16/2018	232	232
	3.95%, 05/28/2024	20	20		World Omni Automobile Lease Securitization
	4.95%, 02/15/2021	30	33		Trust 2013-A
	Lockheed Martin Corp				1.40%, 02/15/2019	500	503
	3.35%, 09/15/2021	500	530				$3,605
	3.80%, 03/01/2045	250	249		Automobile Manufacturers - 0.38%
	4.07%, 12/15/2042	30	31		American Honda Finance Corp
	Northrop Grumman Corp				1.13%, 10/07/2016	30	30
	3.50%, 03/15/2021	30	31		Ford Motor Co
	5.05%, 11/15/2040	500	576		7.45%, 07/16/2031	500	698
	Raytheon Co				Ford Motor Credit Co LLC
	3.13%, 10/15/2020	30	31		1.70%, 05/09/2016	500	503
	4.70%, 12/15/2041	750	853		2.15%, 01/09/2018	300	303
	United Technologies Corp				2.60%, 11/04/2019	500	507
	3.10%, 06/01/2022	500	521		3.66%, 09/08/2024	725	751
	4.50%, 04/15/2020	550	616		5.00%, 05/15/2018	500	547
	4.50%, 06/01/2042	300	333		5.88%, 08/02/2021	100	118
	6.13%, 07/15/2038	46	62		PACCAR Financial Corp
			$5,062		2.20%, 09/15/2019	20	20
	Agriculture - 0.33%				Toyota Motor Credit Corp
	Altria Group Inc				1.13%, 05/16/2017	125	126
	9.70%, 11/10/2018	430	553		2.00%, 10/24/2018	400	408
	10.20%, 02/06/2039	540	958		3.30%, 01/12/2022	500	529
	Archer-Daniels-Midland Co						$4,540
	4.48%, 03/01/2021 (a)	35	39		Automobile Parts & Equipment - 0.07%
	Bunge Ltd Finance Corp				Johnson Controls Inc
	4.10%, 03/15/2016	60	62		3.75%, 12/01/2021	755	795
	Lorillard Tobacco Co				5.25%, 12/01/2041	30	35
	8.13%, 06/23/2019	430	524				$830
	Philip Morris International Inc
	2.90%, 11/15/2021	400	410	Banks	- 5.38%
	4.13%, 03/04/2043	300	312		Abbey National Treasury Services
	5.65%, 05/16/2018	430	486		PLC/London
	Reynolds American Inc				3.05%, 08/23/2018	1,000	1,040
	3.25%, 11/01/2022	40	40		Associated Banc-Corp
	6.15%, 09/15/2043	500	604		4.25%, 01/15/2025	300	303
			$3,988		Australia & New Zealand Banking Group
					Ltd/New York NY
	Airlines - 0.03%				2.25%, 06/13/2019	550	556
	American Airlines 2014-1 Class A Pass				Bank of America Corp
	Through Trust				2.60%, 01/15/2019	100	102
	3.70%, 10/01/2026 (b)	20	21		2.65%, 04/01/2019	625	636
	Southwest Airlines Co				3.30%, 01/11/2023	600	609
	2.75%, 11/06/2019	300	304		4.00%, 04/01/2024	850	898
			$325		4.25%, 10/22/2026	50	51
	Automobile Asset Backed Securities - 0.30%				4.88%, 04/01/2044	450	516
	Ally Auto Receivables Trust 2012-4				5.42%, 03/15/2017	50	54
	0.59%, 01/17/2017	43	43		5.63%, 07/01/2020	500	575
					6.00%, 09/01/2017	100	110

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 28, 2015 (unaudited)

		Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

Banks (continued)				Banks (continued)
Bank of America Corp	(continued)			Goldman Sachs Group Inc/The	(continued)
6.11%, 01/29/2037		$850	$1,037	2.55%, 10/23/2019		$1,300	$1,310
6.50%, 08/01/2016		100	107	2.60%, 04/23/2020		300	301
6.88%, 04/25/2018		850	974	2.90%, 07/19/2018		500	515
Bank of America NA				5.25%, 07/27/2021		600	681
1.25%, 02/14/2017		1,000	1,000	5.63%, 01/15/2017		143	154
6.10%, 06/15/2017		850	931	5.75%, 10/01/2016		750	803
Bank of Montreal				6.13%, 02/15/2033		850	1,077
2.38%, 01/25/2019		500	508	6.25%, 02/01/2041		220	288
2.50%, 01/11/2017		100	103	HSBC Bank USA NA/New York NY
Bank of New York Mellon Corp/The				5.63%, 08/15/2035		500	618
3.55%, 09/23/2021		30	32	HSBC Holdings PLC
5.50%, 12/01/2017		81	90	6.10%, 01/14/2042		600	800
Bank of Nova Scotia/The				HSBC USA Inc
1.30%, 07/21/2017		300	300	3.50%, 06/23/2024		500	525
Bank One Corp				Intesa Sanpaolo SpA
8.00%, 04/29/2027		1,000	1,382	2.38%, 01/13/2017		1,000	1,015
Barclays Bank PLC				JP Morgan Chase & Co
5.13%, 01/08/2020		250	283	1.35%, 02/15/2017		500	501
6.75%, 05/22/2019		100	118	1.63%, 05/15/2018		1,000	997
BB&T Corp				2.20%, 10/22/2019		1,550	1,549
1.60%, 08/15/2017		50	50	3.13%, 01/23/2025		300	297
2.45%, 01/15/2020		500	507	3.20%, 01/25/2023		132	134
6.85%, 04/30/2019		45	53	3.63%, 05/13/2024		100	104
BNP Paribas SA				3.88%, 09/10/2024		25	26
1.38%, 03/17/2017		500	500	4.50%, 01/24/2022		100	111
2.45%, 03/17/2019		400	407	4.85%, 02/01/2044		400	458
2.70%, 08/20/2018		400	412	5.60%, 07/15/2041		70	87
BPCE SA				KFW
1.63%, 01/26/2018		300	298	0.50%, 07/15/2016		100	100
Branch Banking & Trust Co				0.75%, 03/17/2017		1,600	1,599
1.00%, 04/03/2017		750	748	1.00%, 01/26/2018		300	299
Capital One Financial Corp				1.00%, 06/11/2018		1,600	1,588
3.50%, 06/15/2023		40	41	1.25%, 02/15/2017		100	101
4.75%, 07/15/2021		400	447	1.75%, 10/15/2019		50	50
Capital One NA/Mclean VA				1.88%, 04/01/2019		1,200	1,222
1.65%, 02/05/2018		300	300	2.13%, 01/17/2023		500	505
Citigroup Inc				2.50%, 11/20/2024		300	310
1.30%, 04/01/2016		750	752	2.75%, 09/08/2020		1,100	1,160
2.50%, 07/29/2019		125	127	4.00%, 01/27/2020		100	111
5.38%, 08/09/2020		1,350	1,539	5.13%, 03/14/2016		500	524
5.50%, 09/13/2025		800	906	Korea Development Bank/The
6.13%, 05/15/2018		100	113	3.88%, 05/04/2017		500	524
6.68%, 09/13/2043		300	398	Landwirtschaftliche Rentenbank
8.13%, 07/15/2039		500	778	2.13%, 07/15/2016		500	511
Citizens Bank NA/Providence RI				5.00%, 11/08/2016		500	536
1.60%, 12/04/2017		500	502	Manufacturers & Traders Trust Co
Comerica Inc				2.10%, 02/06/2020		300	299
3.80%, 07/22/2026		50	51	6.63%, 12/04/2017		500	562
Commonwealth Bank of Australia/New York				Morgan Stanley
NY				3.70%, 10/23/2024		1,000	1,032
1.40%, 09/08/2017		780	781	3.75%, 02/25/2023		100	104
Cooperatieve Centrale Raiffeisen-				3.80%, 04/29/2016		500	515
Boerenleenbank BA/Netherlands				4.88%, 11/01/2022		650	706
3.38%, 01/19/2017		50	52	5.50%, 07/24/2020		700	800
3.88%, 02/08/2022		450	486	5.75%, 01/25/2021		100	116
Cooperatieve Centrale Raiffeisen-				6.25%, 08/28/2017		100	111
Boerenleenbank BA/NY				6.38%, 07/24/2042		200	267
2.25%, 01/14/2019		250	253	7.30%, 05/13/2019		450	538
Credit Suisse/New York NY				Oesterreichische Kontrollbank AG
1.38%, 05/26/2017		750	751	0.75%, 12/15/2016		750	750
5.40%, 01/14/2020		300	337	2.00%, 06/03/2016		100	102
Deutsche Bank AG/London				PNC Bank NA
1.40%, 02/13/2017		50	50	1.15%, 11/01/2016		450	452
1.88%, 02/13/2018		300	300	2.70%, 11/01/2022		300	297
2.50%, 02/13/2019		500	509	PNC Funding Corp
Fifth Third Bancorp				6.70%, 06/10/2019		365	433
4.30%, 01/16/2024		50	53	Royal Bank of Canada
First Tennessee Bank NA				1.25%, 06/16/2017		350	350
2.95%, 12/01/2019		300	302	2.30%, 07/20/2016		300	306
Goldman Sachs Group Inc/The				Royal Bank of Scotland Group PLC
2.38%, 01/22/2018		250	255	6.40%, 10/21/2019		60	70

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 28, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Banks (continued)			Biotechnology (continued)
Societe Generale SA			Gilead Sciences Inc (continued)
2.63%, 10/01/2018	$50	$51	3.70%, 04/01/2024	$600	$640
State Street Corp					$3,200
3.10%, 05/15/2023	50	50
5.38%, 04/30/2017	47	51	Building Materials - 0.00%
Sumitomo Mitsui Banking Corp			Owens Corning
1.30%, 01/10/2017	100	100	4.20%, 12/15/2022	30	32
1.35%, 07/11/2017	750	746
SunTrust Banks Inc			Chemicals - 0.66%
3.60%, 04/15/2016	50	51	Agrium Inc
Svenska Handelsbanken AB			5.25%, 01/15/2045	300	343
2.88%, 04/04/2017	275	284	Airgas Inc
Toronto-Dominion Bank/The			2.95%, 06/15/2016	30	31
1.50%, 09/09/2016	1,000	1,010	CF Industries Inc
2.38%, 10/19/2016	300	308	3.45%, 06/01/2023	500	506
UBS AG/Stamford CT			4.95%, 06/01/2043	240	257
1.38%, 08/14/2017	650	650	Dow Chemical Co/The
US Bancorp/MN			3.50%, 10/01/2024	250	255
1.65%, 05/15/2017	50	51	9.40%, 05/15/2039	380	630
3.00%, 03/15/2022	50	52	Eastman Chemical Co
3.60%, 09/11/2024	750	779	2.70%, 01/15/2020	1,050	1,064
Wells Fargo & Co			4.50%, 01/15/2021	30	32
1.15%, 06/02/2017	950	951	Ecolab Inc
1.25%, 07/20/2016	400	402	5.50%, 12/08/2041	780	948
1.50%, 01/16/2018	100	100	EI du Pont de Nemours & Co
3.00%, 01/22/2021	500	516	2.75%, 04/01/2016	50	51
3.30%, 09/09/2024	1,000	1,027	3.63%, 01/15/2021	750	800
3.45%, 02/13/2023	500	510	4.15%, 02/15/2043	50	51
4.65%, 11/04/2044	500	535	LYB International Finance BV
5.38%, 02/07/2035	250	303	4.88%, 03/15/2044	30	32
Westpac Banking Corp			LyondellBasell Industries NV
1.20%, 05/19/2017	1,050	1,051	5.00%, 04/15/2019	400	441
4.88%, 11/19/2019	50	56	Methanex Corp
		$64,308	3.25%, 12/15/2019	30	31
			Monsanto Co
Beverages - 0.54%			1.15%, 06/30/2017	350	351
Anheuser-Busch InBev Worldwide Inc			2.75%, 04/15/2016	250	255
1.38%, 07/15/2017	750	755
3.75%, 07/15/2042	750	717	Mosaic Co/The
5.00%, 04/15/2020	609	692	5.45%, 11/15/2033	500	583
			5.63%, 11/15/2043	25	30
6.38%, 01/15/2040	40	52	Potash Corp of Saskatchewan Inc
6.88%, 11/15/2019	40	48
8.20%, 01/15/2039	40	62	3.63%, 03/15/2024	50	52
			PPG Industries Inc
Coca-Cola Co/The			3.60%, 11/15/2020	50	53
1.80%, 09/01/2016	450	458
3.15%, 11/15/2020	440	466	Praxair Inc
			1.25%, 11/07/2018	1,000	984
Coca-Cola Femsa SAB de CV			2.20%, 08/15/2022	50	49
2.38%, 11/26/2018	40	41
Diageo Capital PLC			Sigma-Aldrich Corp
4.83%, 07/15/2020	50	57	3.38%, 11/01/2020	25	26
5.75%, 10/23/2017	750	835			$7,855
Diageo Investment Corp			Commercial Services - 0.10%
2.88%, 05/11/2022	30	30	Lender Processing Services Inc / Black Knight
Dr Pepper Snapple Group Inc			Lending Solutions Inc
2.60%, 01/15/2019	30	30	5.75%, 04/15/2023	30	32
PepsiCo Inc			Massachusetts Institute of Technology
2.50%, 05/10/2016	350	358	4.68%, 07/01/2114	100	116
2.75%, 03/05/2022	280	285	MasterCard Inc
3.60%, 08/13/2042	400	380	2.00%, 04/01/2019	30	30
4.50%, 01/15/2020	1,000	1,118	McGraw Hill Financial Inc
		$6,384	6.55%, 11/15/2037	30	34
			Moody's Corp
Biotechnology - 0.27%			5.25%, 07/15/2044	90	103
Amgen Inc			Western Union Co/The
2.13%, 05/15/2017	460	469
5.65%, 06/15/2042	500	616	2.88%, 12/10/2017	750	768
5.70%, 02/01/2019	34	39	5.25%, 04/01/2020	30	33
			Yale University
5.75%, 03/15/2040	530	643	2.09%, 04/15/2019	50	51
Celgene Corp
2.30%, 08/15/2018	440	447			$1,167
Gilead Sciences Inc			Computers - 0.56%
2.05%, 04/01/2019	40	40	Apple Inc
2.35%, 02/01/2020	300	306	1.00%, 05/03/2018	500	496

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 28, 2015 (unaudited)

Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Computers (continued)			Diversified Financial Services (continued)
Apple Inc (continued)			Capital One Bank USA NA
1.55%, 02/07/2020	$500	$494	1.15%, 11/21/2016	$250	$250
2.85%, 05/06/2021	550	572	2.25%, 02/13/2019	400	401
3.85%, 05/04/2043	550	556	Credit Suisse USA Inc
Computer Sciences Corp			5.85%, 08/16/2016	300	321
6.50%, 03/15/2018	30	33	General Electric Capital Corp
EMC Corp/MA			2.30%, 04/27/2017	100	103
1.88%, 06/01/2018	550	553	2.30%, 01/14/2019	500	513
Hewlett-Packard Co			2.90%, 01/09/2017	750	778
2.65%, 06/01/2016	530	541	2.95%, 05/09/2016	500	513
4.65%, 12/09/2021	500	548	3.15%, 09/07/2022	500	521
6.00%, 09/15/2041	30	34	4.63%, 01/07/2021	50	56
International Business Machines Corp			5.38%, 10/20/2016	150	161
1.63%, 05/15/2020	500	493	5.63%, 09/15/2017	500	555
5.70%, 09/14/2017	900	1,004	5.88%, 01/14/2038	1,000	1,299
6.22%, 08/01/2027	200	258	6.38%, 11/15/2067 (a)	50	54
7.00%, 10/30/2025	370	496	6.75%, 03/15/2032	250	347
Seagate HDD Cayman			HSBC Finance Corp
4.75%, 06/01/2023	550	586	6.68%, 01/15/2021	850	1,016
		$6,664	Intercontinental Exchange Inc
			4.00%, 10/15/2023	25	27
Consumer Products - 0.01%			Jefferies Group LLC
Clorox Co/The			6.88%, 04/15/2021	280	317
3.80%, 11/15/2021	30	32	8.50%, 07/15/2019	33	39
Kimberly-Clark Corp			Legg Mason Inc
2.40%, 03/01/2022	30	30	5.63%, 01/15/2044	25	29
7.50%, 11/01/2018	25	30	National Rural Utilities Cooperative Finance
		$92	Corp
Cosmetics & Personal Care - 0.13%			2.85%, 01/27/2025	100	100
Colgate-Palmolive Co			3.05%, 02/15/2022	530	542
2.45%, 11/15/2021	500	507	Nomura Holdings Inc
Procter & Gamble Co/The			6.70%, 03/04/2020	500	598
2.30%, 02/06/2022	500	506			$12,895
4.70%, 02/15/2019	530	592	Electric - 1.76%
		$1,605	Ameren Illinois Co
Credit Card Asset Backed Securities - 0.26%			2.70%, 09/01/2022	530	535
Capital One Multi-Asset Execution Trust			Arizona Public Service Co
5.75%, 07/15/2020	100	111	3.35%, 06/15/2024	40	42
Chase Issuance Trust			Berkshire Hathaway Energy Co
1.15%, 01/15/2019	1,000	1,003	3.75%, 11/15/2023	750	798
Citibank Credit Card Issuance Trust			6.13%, 04/01/2036	450	595
1.11%, 07/23/2018	50	50	Commonwealth Edison Co
2.88%, 01/23/2023	605	626	4.70%, 01/15/2044	150	177
5.30%, 03/15/2018	50	52	Consolidated Edison Co of New York Inc
Discover Card Execution Note Trust			6.65%, 04/01/2019	540	639
1.04%, 04/15/2019	491	492	6.75%, 04/01/2038	530	756
2.12%, 12/15/2021	500	504	Dominion Resources Inc/VA
Synchrony Credit Card Master Note Trust			2.50%, 12/01/2019	300	305
1.36%, 08/17/2020	250	249	4.05%, 09/15/2042	400	409
		$3,087	Duke Energy Carolinas LLC
			4.00%, 09/30/2042	30	32
Diversified Financial Services - 1.08%			6.00%, 12/01/2028	500	637
Air Lease Corp			6.45%, 10/15/2032	500	669
2.13%, 01/15/2018	775	772	Duke Energy Corp
3.38%, 01/15/2019	50	51	2.15%, 11/15/2016	500	510
3.75%, 02/01/2022	70	71	Duke Energy Florida Inc
American Express Co			5.65%, 06/15/2018	30	34
4.05%, 12/03/2042	500	507	Duke Energy Indiana Inc
7.00%, 03/19/2018	56	65	4.20%, 03/15/2042	30	33
American Express Credit Corp			Duke Energy Progress Inc
1.13%, 06/05/2017	50	50	4.38%, 03/30/2044	400	451
2.25%, 08/15/2019	750	757	Empresa Nacional de Electricidad SA/Chile
2.38%, 03/24/2017	500	513	4.25%, 04/15/2024	30	32
2.80%, 09/19/2016	50	51	Entergy Arkansas Inc
Ameriprise Financial Inc			3.75%, 02/15/2021	30	32
4.00%, 10/15/2023	775	833	Entergy Corp
Bear Stearns Cos LLC/The			5.13%, 09/15/2020	30	33
5.55%, 01/22/2017	50	54	Exelon Generation Co LLC
6.40%, 10/02/2017	100	112	4.25%, 06/15/2022	500	524
BlackRock Inc			FirstEnergy Solutions Corp
3.38%, 06/01/2022	30	31	6.80%, 08/15/2039	530	568
5.00%, 12/10/2019	430	488

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 28, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Electric (continued)			Electric (continued)
Florida Power & Light Co			Virginia Electric & Power Co
2.75%, 06/01/2023	$500	$508	4.65%, 08/15/2043	$300	$352
4.05%, 10/01/2044	25	27	Wisconsin Power & Light Co
5.13%, 06/01/2041	40	50	4.10%, 10/15/2044	50	54
5.63%, 04/01/2034	200	257			$21,054
Georgia Power Co
5.65%, 03/01/2037	750	947	Electrical Components & Equipment - 0.01%
Great Plains Energy Inc			Emerson Electric Co
4.85%, 06/01/2021	30	33	2.63%, 02/15/2023	30	30
Hydro-Quebec			4.88%, 10/15/2019	30	34
8.05%, 07/07/2024	530	752			$64
Interstate Power & Light Co			Electronics - 0.12%
3.25%, 12/01/2024	300	307	Arrow Electronics Inc
Louisville Gas & Electric Co			4.50%, 03/01/2023	30	31
5.13%, 11/15/2040	330	412	Honeywell International Inc
Mississippi Power Co			3.35%, 12/01/2023	500	531
4.25%, 03/15/2042	30	31	Jabil Circuit Inc
Nevada Power Co			4.70%, 09/15/2022	30	31
5.45%, 05/15/2041	340	432	Koninklijke Philips NV
7.13%, 03/15/2019	434	518	5.00%, 03/15/2042	30	34
NextEra Energy Capital Holdings Inc			5.75%, 03/11/2018	26	29
4.50%, 06/01/2021	50	55	Thermo Fisher Scientific Inc
NiSource Finance Corp			1.30%, 02/01/2017	60	60
6.40%, 03/15/2018	539	614	4.15%, 02/01/2024	600	644
Northern States Power Co/MN			4.70%, 05/01/2020	30	33
5.35%, 11/01/2039	30	39			$1,393
Oncor Electric Delivery Co LLC
5.25%, 09/30/2040	530	655	Environmental Control - 0.12%
Pacific Gas & Electric Co			Republic Services Inc
3.75%, 02/15/2024	125	133	5.50%, 09/15/2019	25	28
5.40%, 01/15/2040	30	37	6.20%, 03/01/2040	255	339
5.80%, 03/01/2037	500	633	Waste Management Inc
8.25%, 10/15/2018	300	368	3.50%, 05/15/2024	1,000	1,041
PacifiCorp					$1,408
5.65%, 07/15/2018	30	34	Federal & Federally Sponsored Credit - 0.09%
PECO Energy Co			Federal Farm Credit Banks
1.20%, 10/15/2016	500	502	0.54%, 11/07/2016	70	70
2.38%, 09/15/2022	460	454	4.88%, 01/17/2017	485	524
Potomac Electric Power Co			5.13%, 08/25/2016	500	532
3.60%, 03/15/2024	30	32			$1,126
PPL Capital Funding Inc
3.50%, 12/01/2022	1,000	1,031	Finance - Mortgage Loan/Banker - 3.18%
Progress Energy Inc			Fannie Mae
3.15%, 04/01/2022	40	41	0.00%, 10/09/2019 (c)	85	77
PSEG Power LLC			0.50%, 03/30/2016	1,500	1,502
2.75%, 09/15/2016	60	62	0.88%, 10/26/2017	1,094	1,092
Public Service Co of Colorado			0.88%, 12/20/2017	1,000	995
3.95%, 03/15/2043	30	32	0.88%, 02/08/2018	1,000	995
Public Service Electric & Gas Co			0.88%, 05/21/2018	1,000	990
3.05%, 11/15/2024	300	307	0.95%, 08/23/2017	194	193
3.50%, 08/15/2020	372	395	1.00%, 12/28/2017	72	72
Puget Sound Energy Inc			1.05%, 05/25/2018	50	49
4.43%, 11/15/2041	30	34	1.07%, 09/27/2017	82	82
San Diego Gas & Electric Co			1.13%, 04/27/2017	1,000	1,008
3.60%, 09/01/2023	30	32	1.13%, 03/28/2018	70	69
South Carolina Electric & Gas Co			1.25%, 09/28/2016	1,100	1,112
5.45%, 02/01/2041	40	50	1.25%, 01/30/2017	500	506
Southern California Edison Co			1.38%, 11/15/2016	1,100	1,114
1.13%, 05/01/2017	30	30	1.63%, 11/27/2018	125	126
5.50%, 03/15/2040	350	454	1.75%, 09/12/2019	1,000	1,009
5.95%, 02/01/2038	30	41	1.88%, 09/18/2018	100	102
Southern Co/The			1.88%, 02/19/2019	500	509
2.45%, 09/01/2018	540	555	2.38%, 04/11/2016	75	77
Southwestern Electric Power Co			2.63%, 09/06/2024	500	514
5.88%, 03/01/2018	600	671	5.00%, 03/15/2016	76	80
6.20%, 03/15/2040	390	519	5.25%, 09/15/2016	54	58
6.45%, 01/15/2019	30	35	5.38%, 06/12/2017	700	776
Southwestern Public Service Co			5.63%, 07/15/2037	65	92
4.50%, 08/15/2041	600	687	6.00%, 04/18/2036	54	57
TransAlta Corp			6.63%, 11/15/2030	500	746
6.50%, 03/15/2040	30	31	7.13%, 01/15/2030	250	387
			7.25%, 05/15/2030	149	233

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 28, 2015 (unaudited)

		Principal				Principal
	BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

	Finance - Mortgage Loan/Banker (continued)				Forest Products & Paper - 0.06%
	Federal Home Loan Banks				Georgia-Pacific LLC
	0.38%, 06/24/2016	$500	$500		7.75%, 11/15/2029	$20	$28
	0.50%, 09/28/2016	1,000	999		International Paper Co
	0.63%, 11/23/2016	1,200	1,200		7.30%, 11/15/2039	326	438
	0.88%, 05/24/2017	500	502		7.95%, 06/15/2018	200	235
	1.25%, 02/28/2018	110	110		Plum Creek Timberlands LP
	1.30%, 06/05/2018	500	498		4.70%, 03/15/2021	30	33
	1.63%, 06/14/2019	800	804				$734
	1.88%, 03/13/2020	500	504
	2.00%, 09/14/2018	500	512	Gas	- 0.16%
	4.13%, 03/13/2020	100	112		Atmos Energy Corp
	4.75%, 12/16/2016	1,475	1,583		4.13%, 10/15/2044	250	269
	4.88%, 05/17/2017	60	65		CenterPoint Energy Inc
	5.00%, 11/17/2017	750	830		6.50%, 05/01/2018	30	34
	5.38%, 05/18/2016	120	127		Dominion Gas Holdings LLC
	5.50%, 07/15/2036	50	70		3.55%, 11/01/2023	30	31
	5.63%, 06/11/2021	65	79		4.60%, 12/15/2044	500	547
	Freddie Mac				National Grid PLC
	0.75%, 01/12/2018	550	545		6.30%, 08/01/2016	30	32
	0.88%, 10/14/2016	1,500	1,506		ONE Gas Inc
	0.88%, 02/22/2017	1,500	1,506		3.61%, 02/01/2024	50	53
	0.88%, 03/07/2018	800	795		Piedmont Natural Gas Co Inc
	1.00%, 03/08/2017	1,500	1,510		4.10%, 09/18/2034	25	27
	1.00%, 09/29/2017	500	501		Sempra Energy
	1.25%, 12/05/2017	2,500	2,497		6.00%, 10/15/2039	634	831
	1.25%, 10/02/2019	1,000	986		Southern California Gas Co
	1.38%, 05/01/2020	500	493		4.45%, 03/15/2044	50	58
	1.40%, 08/22/2019	163	162				$1,882
	2.00%, 08/25/2016	1,000	1,022		Hand & Machine Tools - 0.02%
	2.38%, 01/13/2022	500	515		Stanley Black & Decker Inc
	2.50%, 05/27/2016	75	77		3.40%, 12/01/2021	250	262
	3.00%, 01/18/2028	59	58
	3.75%, 03/27/2019	500	546
	4.88%, 06/13/2018	63	70		Healthcare - Products - 0.20%
	5.00%, 02/16/2017	73	79		Baxter International Inc
	5.13%, 10/18/2016	125	134		0.95%, 06/01/2016	100	100
	5.13%, 11/17/2017	70	78		3.20%, 06/15/2023	500	506
	5.25%, 04/18/2016	750	791		3.65%, 08/15/2042	530	498
	5.50%, 08/23/2017	169	188		Becton Dickinson and Co
	6.25%, 07/15/2032	500	739		5.00%, 11/12/2040	30	34
	6.75%, 03/15/2031	43	65		Boston Scientific Corp
			$37,980		6.00%, 01/15/2020	30	34
					CareFusion Corp
Food	- 0.48%				3.88%, 05/15/2024	30	31
	Campbell Soup Co				Covidien International Finance SA
	4.25%, 04/15/2021	30	32		6.00%, 10/15/2017	30	34
	ConAgra Foods Inc				Medtronic Inc
	3.25%, 09/15/2022	1,030	1,022		1.50%, 03/15/2018 (d)	250	251
	4.65%, 01/25/2043	30	30		4.38%, 03/15/2035 (d)	250	272
	Delhaize Group SA				4.45%, 03/15/2020	30	33
	5.70%, 10/01/2040	30	33		4.63%, 03/15/2044	500	563
	General Mills Inc				5.55%, 03/15/2040	40	49
	1.40%, 10/20/2017	550	550		Stryker Corp
	3.15%, 12/15/2021	30	31		4.38%, 05/15/2044	25	27
	Kellogg Co						$2,432
	4.00%, 12/15/2020	780	839
	Kraft Foods Group Inc				Healthcare - Services - 0.31%
	3.50%, 06/06/2022	500	515		Aetna Inc
	5.38%, 02/10/2020	30	34		1.50%, 11/15/2017	530	532
	6.50%, 02/09/2040	30	37		6.63%, 06/15/2036	13	18
	Kroger Co/The				Anthem Inc
	2.95%, 11/01/2021	500	506		3.50%, 08/15/2024	450	465
	5.40%, 07/15/2040	30	35		4.65%, 01/15/2043	30	33
	Mondelez International Inc				4.65%, 08/15/2044	350	387
	4.00%, 02/01/2024	30	32		Cigna Corp
	6.50%, 02/09/2040	530	735		4.00%, 02/15/2022	600	655
	Sysco Corp				Humana Inc
	3.50%, 10/02/2024	500	522		2.63%, 10/01/2019	20	20
	Tyson Foods Inc				Memorial Sloan-Kettering Cancer Center
	4.88%, 08/15/2034	700	785		4.20%, 07/01/2055	250	253
			$5,738		Quest Diagnostics Inc
					4.75%, 01/30/2020	12	13

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 28, 2015 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

Healthcare - Services (continued)				Internet (continued)
UnitedHealth Group Inc				Amazon.com Inc
4.70%, 02/15/2021	$500	$565		2.50%, 11/29/2022	$40	$39
6.50%, 06/15/2037	500	699		2.60%, 12/05/2019	500	510
		$3,640		eBay Inc
				2.60%, 07/15/2022	450	428
Housewares - 0.02%				Google Inc
Newell Rubbermaid Inc				3.63%, 05/19/2021	40	44
2.88%, 12/01/2019	200	203		Symantec Corp
				2.75%, 06/15/2017	500	508
Insurance - 0.97%						$2,537
ACE INA Holdings Inc
5.90%, 06/15/2019	30	34		Iron & Steel - 0.07%
				Vale Overseas Ltd
Aflac Inc				5.63%, 09/15/2019	380	411
3.63%, 11/15/2024	300	316
6.45%, 08/15/2040	30	40		6.88%, 11/10/2039	50	49
				Vale SA
8.50%, 05/15/2019	500	631		5.63%, 09/11/2042	350	313
American International Group Inc
3.88%, 01/15/2035	300	302				$773
4.88%, 06/01/2022	850	971		Leisure Products & Services - 0.00%
5.45%, 05/18/2017	500	545		Carnival Corp
6.25%, 05/01/2036	100	130		3.95%, 10/15/2020	25	27
Aon Corp
5.00%, 09/30/2020	480	542
AXA SA				Lodging - 0.00%
8.60%, 12/15/2030	30	42		Wyndham Worldwide Corp
Berkshire Hathaway Finance Corp				3.90%, 03/01/2023	25	25
1.60%, 05/15/2017	400	406
4.25%, 01/15/2021	350	391		Machinery - Construction & Mining - 0.14%
5.75%, 01/15/2040	450	595		Caterpillar Financial Services Corp
Chubb Corp/The				1.63%, 06/01/2017	30	30
6.50%, 05/15/2038	26	37		2.45%, 09/06/2018	500	515
CNA Financial Corp				5.45%, 04/15/2018	500	559
5.75%, 08/15/2021	40	46		7.15%, 02/15/2019	25	30
First American Financial Corp				Caterpillar Inc
4.60%, 11/15/2024	300	309		3.40%, 05/15/2024	500	526
Hartford Financial Services Group Inc/The				3.80%, 08/15/2042	50	50
6.63%, 03/30/2040	530	720				$1,710
Lincoln National Corp
8.75%, 07/01/2019	430	539		Machinery - Diversified - 0.12%
Marsh & McLennan Cos Inc				Cummins Inc
2.35%, 09/10/2019	25	25		4.88%, 10/01/2043	25	29
MetLife Inc				John Deere Capital Corp
4.72%, 12/15/2044 (a)	200	228		1.20%, 10/10/2017	30	30
4.75%, 02/08/2021	750	848		1.55%, 12/15/2017	25	25
6.40%, 12/15/2066 (a)	430	503		2.25%, 06/07/2016	339	346
7.72%, 02/15/2019	130	158		2.75%, 03/15/2022	530	536
PartnerRe Finance B LLC				3.35%, 06/12/2024	300	316
5.50%, 06/01/2020	40	45		Rockwell Automation Inc
Progressive Corp/The				6.25%, 12/01/2037	129	173
3.75%, 08/23/2021	30	32		Roper Industries Inc
4.35%, 04/25/2044	30	33		1.85%, 11/15/2017	30	30
Prudential Financial Inc						$1,485
5.70%, 12/14/2036	480	578	Media	- 1.09%
6.00%, 12/01/2017	500	560		21st Century Fox America Inc
7.38%, 06/15/2019	500	604		3.00%, 09/15/2022	40	41
Reinsurance Group of America Inc				4.50%, 02/15/2021	500	551
4.70%, 09/15/2023	30	33		6.40%, 12/15/2035	50	66
Travelers Cos Inc/The				7.85%, 03/01/2039	500	749
6.25%, 06/15/2037	533	730		CBS Corp
Unum Group				3.70%, 08/15/2024	500	513
7.13%, 09/30/2016	30	33		5.75%, 04/15/2020	530	608
Voya Financial Inc				7.88%, 07/30/2030	30	42
5.50%, 07/15/2022	30	35		Comcast Corp
Willis Group Holdings PLC				3.13%, 07/15/2022	575	596
4.13%, 03/15/2016	40	41		3.38%, 02/15/2025	600	627
XLIT Ltd				4.50%, 01/15/2043	25	28
2.30%, 12/15/2018	500	505		5.65%, 06/15/2035	500	631
		$11,587		5.70%, 05/15/2018	100	113
Internet - 0.21%				6.30%, 11/15/2017	500	567
Alibaba Group Holding Ltd				6.40%, 03/01/2040	500	696
3.60%, 11/28/2024 (d)	1,000	1,008		6.45%, 03/15/2037	60	82

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 28, 2015 (unaudited)

		Principal			Principal
BONDS (continued)		Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Media (continued)				Miscellaneous Manufacturing (continued)
DIRECTV Holdings LLC / DIRECTV				Dover Corp
Financing Co Inc				5.38%, 03/01/2041	$30	$37
3.80%, 03/15/2022		$530	$547	Eaton Corp
3.95%, 01/15/2025		500	513	1.50%, 11/02/2017	500	502
5.88%, 10/01/2019		520	596	2.75%, 11/02/2022	20	20
Discovery Communications LLC				4.15%, 11/02/2042	20	21
5.05%, 06/01/2020		430	478	General Electric Co
6.35%, 06/01/2040		40	49	4.50%, 03/11/2044	500	566
Reed Elsevier Capital Inc				Illinois Tool Works Inc
3.13%, 10/15/2022		16	16	0.90%, 02/25/2017	780	781
Thomson Reuters Corp				Ingersoll-Rand Luxembourg Finance SA
3.95%, 09/30/2021		200	213	2.63%, 05/01/2020	500	500
5.85%, 04/15/2040		30	36	Parker-Hannifin Corp
Time Warner Cable Inc				3.50%, 09/15/2022	30	31
4.50%, 09/15/2042		500	499	Tyco Electronics Group SA
7.30%, 07/01/2038		60	78	7.13%, 10/01/2037	37	52
8.75%, 02/14/2019		830	1,025			$3,094
Time Warner Inc
3.55%, 06/01/2024		500	519	Mortgage Backed Securities - 2.17%
4.88%, 03/15/2020		430	483	Banc of America Commercial Mortgage Trust
6.20%, 03/15/2040		430	544	2006-3
Viacom Inc				5.89%, 07/10/2044	41	43
2.50%, 12/15/2016		30	31	Banc of America Commercial Mortgage Trust
3.88%, 12/15/2021		530	553	2007-1
4.38%, 03/15/2043		330	309	5.45%, 01/15/2049	934	996
Walt Disney Co/The				Banc of America Commercial Mortgage Trust
1.35%, 08/16/2016		30	30	2007-2
3.75%, 06/01/2021		525	569	5.63%, 04/10/2049	19	19
				5.63%, 04/10/2049 (a)	350	372
7.00%, 03/01/2032		30	44
			$13,042	Banc of America Merrill Lynch Commercial
				Mortgage Inc
Metal Fabrication & Hardware - 0.00%				5.15%, 09/10/2047 (a)	84	85
Precision Castparts Corp				Bear Stearns Commercial Mortgage Securities
1.25%, 01/15/2018		30	30	Trust 2006-PWR12
				5.70%, 09/11/2038 (a)	2	2
				Bear Stearns Commercial Mortgage Securities
Mining - 0.46%				Trust 2006-PWR13
Barrick North America Finance LLC
5.75%, 05/01/2043		280	297	5.54%, 09/11/2041	12	12
				Bear Stearns Commercial Mortgage Securities
Barrick PD Australia Finance Pty Ltd				Trust 2006-TOP24
4.95%, 01/15/2020		180	194
BHP Billiton Finance USA Ltd				5.54%, 10/12/2041	450	473
				CD 2006-CD3 Mortgage Trust
1.63%, 02/24/2017		400	406	5.62%, 10/15/2048	5	5
2.05%, 09/30/2018		250	254
5.00%, 09/30/2043		500	587	CD 2007-CD4 Commercial Mortgage Trust
				5.32%, 12/11/2049	348	367
Freeport-McMoRan Inc				Citigroup Commercial Mortgage Trust 2008-
2.15%, 03/01/2017		630	628
3.88%, 03/15/2023		380	348	C7 6.15%, 12/10/2049 (a)	32	35
4.00%, 11/14/2021		500	481	Citigroup Commercial Mortgage Trust 2013-
Goldcorp Inc
3.63%, 06/09/2021		30	31	GC15
				4.37%, 09/10/2046	500	561
Newmont Mining Corp				COMM 2012-CCRE2 Mortgage Trust
3.50%, 03/15/2022		500	490
5.13%, 10/01/2019		50	55	3.79%, 08/15/2045	200	213
				COMM 2012-CCRE4 Mortgage Trust
Rio Tinto Alcan Inc				3.25%, 10/15/2045	500	514
5.75%, 06/01/2035		400	481	COMM 2013-CCRE6 Mortgage Trust
6.13%, 12/15/2033		30	37	3.10%, 03/10/2046 (a)	500	515
Rio Tinto Finance USA Ltd				COMM 2013-CCRE9 Mortgage Trust
3.75%, 09/20/2021		400	421
6.50%, 07/15/2018		412	474	1.34%, 07/10/2045	474	477
				COMM 2014-CCRE15 Mortgage Trust
Southern Copper Corp				4.07%, 02/10/2047	500	548
5.38%, 04/16/2020		40	43
Teck Resources Ltd				COMM 2014-LC15 Mortgage Trust
				4.20%, 04/10/2047	350	379
6.25%, 07/15/2041		300	287	COMM 2014-UBS3 Mortgage Trust
			$5,514	3.82%, 06/10/2047	550	590
Miscellaneous Manufacturing - 0.26%				Commercial Mortgage Loan Trust 2008-LS1
3	M Co			6.04%, 12/10/2049 (a)	15	16
1.38%, 09/29/2016		25	25	Commercial Mortgage Trust 2007-GG9
2.00%, 06/26/2022		500	491	5.44%, 03/10/2039 (a)	141	150
5.70%, 03/15/2037		30	40	Credit Suisse Commercial Mortgage Trust
Danaher Corp				Series 2006-C4
5.63%, 01/15/2018		25	28	5.47%, 09/15/2039	248	260

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 28, 2015 (unaudited)

		Principal				Principal
	BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)		Amount (000's) Value (000's)

	Mortgage Backed Securities (continued)			Mortgage Backed Securities (continued)
	Credit Suisse Commercial Mortgage Trust			Morgan Stanley Bank of America Merrill
	Series 2007-C2			Lynch Trust 2013-C12
	5.54%, 01/15/2049	$500	$534	4.26%, 10/15/2046		$500	$556
	Fannie Mae-Aces			Morgan Stanley Bank of America Merrill
	2.30%, 09/25/2022	465	463	Lynch Trust 2014-C14
	2.48%, 04/25/2022	500	504	3.67%, 02/15/2047		500	529
	2.50%, 04/25/2023 (a)	393	396	Morgan Stanley Bank of America Merrill
	2.51%, 11/25/2022	1,000	1,008	Lynch Trust 2014-C15
	3.12%, 08/25/2024 (a)	997	1,047	4.05%, 04/15/2047		580	635
	3.46%, 01/25/2024 (a)	100	107	Morgan Stanley Capital I Trust 2006-HQ8
	4.33%, 03/25/2020	110	121	5.41%, 03/12/2044 (a)		25	25
	FHLMC Multifamily Structured Pass Through			Morgan Stanley Capital I Trust 2006-IQ12
	Certificates			5.33%, 12/15/2043		359	378
	2.08%, 12/25/2019 (a)	30	30	Morgan Stanley Capital I Trust 2007-IQ13
	2.87%, 12/25/2021	350	364	5.36%, 03/15/2044 (a)		290	308
	3.02%, 02/25/2023 (a)	112	117	Morgan Stanley Capital I Trust 2007-IQ14
	3.06%, 07/25/2023 (a)	150	157	5.61%, 04/15/2049		79	79
	3.30%, 04/25/2023	500	533	Morgan Stanley Capital I Trust 2007-TOP25
	3.53%, 06/25/2020	335	359	5.51%, 11/12/2049		984	1,046
	3.53%, 10/25/2023	500	540	UBS Commercial Mortgage Trust 2012-C1
	4.33%, 10/25/2020	500	558	3.00%, 05/10/2045		37	38
	GS Mortgage Securities Trust 2007-GG10			3.40%, 05/10/2045 (a)		71	74
	5.80%, 08/10/2045 (a)	65	70	UBS-Barclays Commercial Mortgage Trust
	GS Mortgage Securities Trust 2011-GC5			2012	-C3
	3.00%, 08/10/2044	62	64	3.09%, 08/10/2049 (a)		50	51
	3.71%, 08/10/2044	375	402	UBS-Barclays Commercial Mortgage Trust
	GS Mortgage Securities Trust 2013-GCJ14			2012	-C4
	4.24%, 08/10/2046 (a)	50	56	2.85%, 12/10/2045 (a)		100	101
	JP Morgan Chase Commercial Mortgage			Wachovia Bank Commercial Mortgage Trust
	Securities Trust 2006-CIBC16			Series 2005-C22
	5.55%, 05/12/2045	485	504	5.27%, 12/15/2044 (a)		12	12
	JP Morgan Chase Commercial Mortgage			Wachovia Bank Commercial Mortgage Trust
	Securities Trust 2006-LDP7			Series 2006-C26
	5.88%, 04/15/2045 (a)	100	105	6.01%, 06/15/2045		300	314
	JP Morgan Chase Commercial Mortgage			Wachovia Bank Commercial Mortgage Trust
	Securities Trust 2006-LDP8			Series 2006-C27
	5.40%, 05/15/2045 (a)	452	473	5.80%, 07/15/2045		100	106
	JP Morgan Chase Commercial Mortgage			Wachovia Bank Commercial Mortgage Trust
	Securities Trust 2007-LDP10			Series 2007-C34
	5.42%, 01/15/2049	125	133	5.68%, 05/15/2046 (a)		100	108
	JPMBB Commercial Mortgage Securities			WFRBS Commercial Mortgage Trust 2012-
	Trust 2013-C14			C7
	4.41%, 08/15/2046	500	551	2.30%, 06/15/2045		815	821
	JPMBB Commercial Mortgage Securities			WFRBS Commercial Mortgage Trust 2012-
	Trust 2014-C18			C9
	4.08%, 02/15/2047 (a)	50	55	3.39%, 11/15/2045		500	518
	JPMBB Commercial Mortgage Securities			WFRBS Commercial Mortgage Trust 2013-
	Trust 2014-C19			C14
	3.67%, 04/15/2047	500	529	3.34%, 06/15/2046		500	524
LB	-UBS Commercial Mortgage Trust 2006-			WFRBS Commercial Mortgage Trust 2014-
	C3			C20
	5.66%, 03/15/2039	101	104	4.00%, 05/15/2047		500	546
LB	-UBS Commercial Mortgage Trust 2006-			WFRBS Commercial Mortgage Trust 2014-
	C7			LC14
	5.35%, 11/15/2038	400	423	1.19%, 03/15/2047		106	106
LB	-UBS Commercial Mortgage Trust 2007-						$25,936
	C6
	5.86%, 07/15/2040 (a)	7	7	Office & Business Equipment - 0.07%
LB	-UBS Commercial Mortgage Trust 2007-			Pitney Bowes Inc
	C7			5.75%, 09/15/2017		29	31
	5.87%, 09/15/2045 (a)	375	411	Xerox Corp
	Merrill Lynch Mortgage Trust 2006-C2			4.50%, 05/15/2021		30	33
	5.74%, 08/12/2043	22	23	5.63%, 12/15/2019		350	395
ML	-CFC Commercial Mortgage Trust 2006-			6.75%, 12/15/2039		250	311
	3						$770
	5.41%, 07/12/2046	1,033	1,082	Oil & Gas - 2.51%
ML	-CFC Commercial Mortgage Trust 2006-			Anadarko Petroleum Corp
	4			5.95%, 09/15/2016		375	402
	5.17%, 12/12/2049	470	495	6.20%, 03/15/2040		430	532
	Morgan Stanley Bank of America Merrill			Apache Corp
	Lynch Trust 2013-C11			3.63%, 02/01/2021		530	558
	3.09%, 08/15/2046 (a)	100	104	4.75%, 04/15/2043		280	293

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 28, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Oil & Gas (continued)			Oil & Gas (continued)
BP Capital Markets PLC			Petroleos Mexicanos
1.85%, 05/05/2017	$600	$608	4.25%, 01/15/2025 (d)	$50	$50
2.52%, 01/15/2020	500	507	4.88%, 01/24/2022	80	85
3.25%, 05/06/2022	640	657	5.50%, 06/27/2044	30	30
4.75%, 03/10/2019	170	187	5.63%, 01/23/2046 (d)	300	308
Canadian Natural Resources Ltd			5.75%, 03/01/2018	1,600	1,752
1.75%, 01/15/2018	300	297	6.63%, 06/15/2035	750	863
3.80%, 04/15/2024	750	760	Phillips 66
Cenovus Energy Inc			4.88%, 11/15/2044	500	541
5.70%, 10/15/2019	290	322	5.88%, 05/01/2042	30	37
Chevron Corp			Pioneer Natural Resources Co
0.89%, 06/24/2016	50	50	3.95%, 07/15/2022	30	31
1.35%, 11/15/2017	300	302	Pride International Inc
2.19%, 11/15/2019	350	356	7.88%, 08/15/2040	1,000	1,228
CNOOC Nexen Finance 2014 ULC			Rowan Cos Inc
1.63%, 04/30/2017	200	199	5.00%, 09/01/2017	30	31
4.25%, 04/30/2024	500	533	Shell International Finance BV
ConocoPhillips			0.90%, 11/15/2016	30	30
1.05%, 12/15/2017	100	100	4.38%, 03/25/2020	565	631
2.88%, 11/15/2021	300	305	5.50%, 03/25/2040	430	540
6.00%, 01/15/2020	500	584	Statoil ASA
6.50%, 02/01/2039	490	668	1.25%, 11/09/2017	750	750
Continental Resources Inc/OK			2.25%, 11/08/2019	500	507
4.50%, 04/15/2023	530	517	3.15%, 01/23/2022	300	312
Devon Energy Corp			5.25%, 04/15/2019	58	66
5.60%, 07/15/2041	495	589	Suncor Energy Inc
6.30%, 01/15/2019	445	513	6.85%, 06/01/2039	13	17
Ecopetrol SA			Talisman Energy Inc
5.88%, 09/18/2023	1,040	1,122	6.25%, 02/01/2038	30	33
Encana Corp			Total Capital International SA
3.90%, 11/15/2021	540	557	2.13%, 01/10/2019	400	406
Ensco PLC			2.88%, 02/17/2022	400	407
3.25%, 03/15/2016	30	31	Total Capital SA
EOG Resources Inc			4.25%, 12/15/2021	550	608
2.63%, 03/15/2023	480	475	Transocean Inc
4.40%, 06/01/2020	40	44	3.80%, 10/15/2022	250	194
EQT Corp			6.00%, 03/15/2018	230	223
6.50%, 04/01/2018	30	33	Valero Energy Corp
Exxon Mobil Corp			9.38%, 03/15/2019	500	626
0.92%, 03/15/2017	330	331			$29,958
Hess Corp
1.30%, 06/15/2017	500	493	Oil & Gas Services - 0.09%
7.30%, 08/15/2031	540	678	Baker Hughes Inc
Husky Energy Inc			7.50%, 11/15/2018	34	40
4.00%, 04/15/2024	100	101	Cameron International Corp
Kerr-McGee Corp			6.38%, 07/15/2018	30	34
6.95%, 07/01/2024	400	501	Halliburton Co
Marathon Oil Corp			3.25%, 11/15/2021	530	554
5.90%, 03/15/2018	30	33	7.45%, 09/15/2039	26	37
Murphy Oil Corp			Weatherford International Ltd/Bermuda
3.70%, 12/01/2022	40	38	6.00%, 03/15/2018	34	35
Nabors Industries Inc			6.75%, 09/15/2040	380	357
2.35%, 09/15/2016	530	531			$1,057
Nexen Energy ULC			Packaging & Containers - 0.01%
6.40%, 05/15/2037	230	293	MeadWestvaco Corp
7.50%, 07/30/2039	39	55	7.38%, 09/01/2019	25	29
Noble Energy Inc			Packaging Corp of America
4.15%, 12/15/2021	750	802	4.50%, 11/01/2023	25	27
Noble Holding International Ltd					$56
6.20%, 08/01/2040	65	58
Occidental Petroleum Corp			Pharmaceuticals - 1.03%
4.13%, 06/01/2016	390	406	Abbott Laboratories
Petrobras Global Finance BV			5.13%, 04/01/2019	30	34
4.38%, 05/20/2023	80	66	AbbVie Inc
4.88%, 03/17/2020	1,000	888	2.90%, 11/06/2022	550	550
6.13%, 10/06/2016	500	498	Actavis Inc
6.88%, 01/20/2040	65	56	1.88%, 10/01/2017	500	499
7.25%, 03/17/2044	500	452	6.13%, 08/15/2019	34	38
7.88%, 03/15/2019	550	557	AmerisourceBergen Corp
Petro-Canada			3.40%, 05/15/2024	30	31
6.80%, 05/15/2038	534	714	AstraZeneca PLC
			5.90%, 09/15/2017	500	560

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 28, 2015 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

Pharmaceuticals (continued)				Pipelines (continued)
Bristol-Myers Squibb Co				Kinder Morgan Energy Partners
3.25%, 08/01/2042	$515	$464		LP (continued)
5.88%, 11/15/2036	16	21		6.38%, 03/01/2041	$380	$436
Cardinal Health Inc				6.95%, 01/15/2038	383	465
1.90%, 06/15/2017	400	405		Kinder Morgan Inc/DE
4.60%, 03/15/2043	430	464		3.05%, 12/01/2019	400	404
Eli Lilly & Co				Magellan Midstream Partners LP
5.50%, 03/15/2027	530	649		4.25%, 02/01/2021	750	816
Express Scripts Holding Co				ONEOK Partners LP
3.13%, 05/15/2016	30	31		6.13%, 02/01/2041	30	31
3.90%, 02/15/2022	500	529		8.63%, 03/01/2019	530	625
4.75%, 11/15/2021	50	56		Plains All American Pipeline LP / PAA
GlaxoSmithKline Capital Inc				Finance Corp
5.65%, 05/15/2018	430	486		4.30%, 01/31/2043	100	101
6.38%, 05/15/2038	430	584		4.70%, 06/15/2044	30	32
Johnson & Johnson				8.75%, 05/01/2019	170	213
4.85%, 05/15/2041	450	547		Southern Natural Gas Co LLC
5.55%, 08/15/2017	30	33		5.90%, 04/01/2017 (a),(d)	750	810
5.95%, 08/15/2037	75	104		Spectra Energy Capital LLC
McKesson Corp				8.00%, 10/01/2019	30	37
1.29%, 03/10/2017	500	501		Spectra Energy Partners LP
2.70%, 12/15/2022	500	497		4.75%, 03/15/2024	30	34
4.75%, 03/01/2021	100	111		Sunoco Logistics Partners Operations LP
Mead Johnson Nutrition Co				5.50%, 02/15/2020	30	33
4.60%, 06/01/2044	30	32		Tennessee Gas Pipeline Co LLC
Merck & Co Inc				7.50%, 04/01/2017	30	33
6.55%, 09/15/2037	290	413		TransCanada PipeLines Ltd
Merck Sharp & Dohme Corp				3.75%, 10/16/2023	30	31
5.00%, 06/30/2019	530	602		6.10%, 06/01/2040	30	37
Mylan NV				6.50%, 08/15/2018	30	35
4.20%, 11/29/2023	30	32		7.25%, 08/15/2038	750	1,040
Novartis Capital Corp				Williams Cos Inc/The
3.40%, 05/06/2024	500	532		7.50%, 01/15/2031	29	32
4.40%, 04/24/2020	30	34		Williams Partners LP
4.40%, 05/06/2044	30	34		3.90%, 01/15/2025	500	499
Novartis Securities Investment Ltd				5.25%, 03/15/2020	530	584
5.13%, 02/10/2019	500	564		6.30%, 04/15/2040	30	34
Perrigo Co PLC						$9,105
5.30%, 11/15/2043	500	565
Pfizer Inc				Real Estate - 0.06%
3.40%, 05/15/2024	100	105		Brookfield Asset Management Inc
4.30%, 06/15/2043	200	216		4.00%, 01/15/2025	300	300
6.20%, 03/15/2019	380	444		Prologis LP
Sanofi				2.75%, 02/15/2019	390	398
2.63%, 03/29/2016	50	51				$698
Teva Pharmaceutical Finance IV BV				Regional Authority - 0.38%
3.65%, 11/10/2021	750	791		Province of British Columbia
Wyeth LLC				2.65%, 09/22/2021	400	416
6.50%, 02/01/2034	500	680		6.50%, 01/15/2026	45	61
Zoetis Inc				Province of Manitoba Canada
3.25%, 02/01/2023	40	40		1.75%, 05/30/2019	500	503
		$12,329		3.05%, 05/14/2024	30	31
Pipelines - 0.76%				Province of Ontario Canada
Boardwalk Pipelines LP				1.10%, 10/25/2017	500	499
3.38%, 02/01/2023	30	28		3.20%, 05/16/2024	440	469
Buckeye Partners LP				4.00%, 10/07/2019	400	440
4.35%, 10/15/2024	25	25		4.95%, 11/28/2016	400	429
El Paso Pipeline Partners Operating Co LLC				5.45%, 04/27/2016	560	591
4.70%, 11/01/2042	20	19		Province of Quebec Canada
Enbridge Energy Partners LP				2.75%, 08/25/2021	540	558
5.20%, 03/15/2020	24	26		2.88%, 10/16/2024	500	516
Energy Transfer Partners LP				7.50%, 09/15/2029	36	54
6.50%, 02/01/2042	530	634		Province of Saskatchewan Canada
9.00%, 04/15/2019	16	20		8.50%, 07/15/2022	17	24
Enterprise Products Operating LLC						$4,591
3.75%, 02/15/2025	500	519	REITS	- 0.76%
4.85%, 08/15/2042	400	441		American Tower Corp
5.20%, 09/01/2020	430	487		4.70%, 03/15/2022	50	54
6.88%, 03/01/2033	39	52		5.90%, 11/01/2021	500	572
8.38%, 08/01/2066	100	106		AvalonBay Communities Inc
Kinder Morgan Energy Partners LP				2.85%, 03/15/2023	30	29
3.50%, 09/01/2023	390	386

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 28, 2015 (unaudited)

		Principal			Principal
BONDS (continued)		Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

REITS (continued)				Retail (continued)
AvalonBay Communities Inc	(continued)			CVS Health Corp
3.63%, 10/01/2020		$100	$105	1.20%, 12/05/2016	$500	$503
BioMed Realty LP				5.75%, 06/01/2017	39	43
6.13%, 04/15/2020		17	20	6.13%, 09/15/2039	300	397
Boston Properties LP				Dollar General Corp
3.13%, 09/01/2023		20	20	1.88%, 04/15/2018	30	30
5.63%, 11/15/2020		30	35	Gap Inc/The
5.88%, 10/15/2019		430	497	5.95%, 04/12/2021	30	34
Camden Property Trust				Home Depot Inc/The
3.50%, 09/15/2024		25	25	5.88%, 12/16/2036	550	725
CBL & Associates LP				Kohl's Corp
5.25%, 12/01/2023		200	215	4.00%, 11/01/2021	30	32
CubeSmart LP				Lowe's Cos Inc
4.38%, 12/15/2023		30	32	3.88%, 09/15/2023	30	32
DDR Corp				4.25%, 09/15/2044	450	485
4.63%, 07/15/2022		30	32	6.65%, 09/15/2037	33	46
Duke Realty LP				Macy's Retail Holdings Inc
3.75%, 12/01/2024		300	307	5.13%, 01/15/2042	250	278
3.88%, 10/15/2022		530	552	6.90%, 04/01/2029	510	658
EPR Properties				McDonald's Corp
7.75%, 07/15/2020		30	36	3.25%, 06/10/2024	175	182
ERP Operating LP				3.63%, 05/20/2021	750	803
2.38%, 07/01/2019		300	302	5.00%, 02/01/2019	100	112
5.75%, 06/15/2017		100	110	QVC Inc
Federal Realty Investment Trust				3.13%, 04/01/2019	30	30
4.50%, 12/01/2044		300	325	Starbucks Corp
HCP Inc				0.88%, 12/05/2016	25	25
3.75%, 02/01/2019		400	421	Target Corp
3.88%, 08/15/2024		200	205	3.88%, 07/15/2020	500	548
4.20%, 03/01/2024		200	210	4.00%, 07/01/2042	500	523
6.70%, 01/30/2018		39	44	TJX Cos Inc/The
Health Care REIT Inc				2.75%, 06/15/2021	25	25
2.25%, 03/15/2018		500	504	Walgreen Co
4.50%, 01/15/2024		30	32	5.25%, 01/15/2019	30	34
Highwoods Realty LP				Walgreens Boots Alliance Inc
3.20%, 06/15/2021		30	30	1.75%, 11/17/2017	400	404
Hospitality Properties Trust				3.80%, 11/18/2024	500	521
4.65%, 03/15/2024		40	41	Wal-Mart Stores Inc
Host Hotels & Resorts LP				3.25%, 10/25/2020	550	590
6.00%, 10/01/2021		30	35	3.30%, 04/22/2024	550	583
Kimco Realty Corp				5.63%, 04/15/2041	450	586
3.20%, 05/01/2021		750	763	6.50%, 08/15/2037	550	774
Liberty Property LP				6.75%, 10/15/2023	250	328
3.38%, 06/15/2023		40	40	Yum! Brands Inc
Omega Healthcare Investors Inc				6.25%, 03/15/2018	17	19
4.95%, 04/01/2024		30	32	6.88%, 11/15/2037	17	22
Realty Income Corp						$9,651
3.25%, 10/15/2022		500	500
4.13%, 10/15/2026		20	21	Semiconductors - 0.16%
5.88%, 03/15/2035		40	46	Intel Corp
Simon Property Group LP				3.30%, 10/01/2021	550	583
2.15%, 09/15/2017		50	51	4.00%, 12/15/2032	500	517
2.20%, 02/01/2019		500	506	KLA-Tencor Corp
2.75%, 02/01/2023		250	247	3.38%, 11/01/2019	300	311
4.75%, 03/15/2042		164	186	Texas Instruments Inc
Tanger Properties LP				0.88%, 03/12/2017	550	549
3.75%, 12/01/2024		300	308			$1,960
Ventas Realty LP				Software - 0.33%
1.25%, 04/17/2017		350	349	Fidelity National Information Services Inc
3.75%, 05/01/2024		500	513	2.00%, 04/15/2018	530	532
Weingarten Realty Investors				Fiserv Inc
3.38%, 10/15/2022		120	119	3.50%, 10/01/2022	30	31
Weyerhaeuser Co				Microsoft Corp
7.38%, 10/01/2019		500	597	3.50%, 11/15/2042	350	332
7.38%, 03/15/2032		30	41	3.63%, 12/15/2023	550	598
			$9,109	4.20%, 06/01/2019	50	55
Retail - 0.81%				Oracle Corp
AutoZone Inc				2.38%, 01/15/2019	600	616
1.30%, 01/13/2017		30	30	3.40%, 07/08/2024	550	581
Costco Wholesale Corp				5.38%, 07/15/2040	550	679
1.75%, 02/15/2020		250	249	5.75%, 04/15/2018	500	566
						$3,990

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 28, 2015 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Sovereign - 1.95%			Supranational Bank (continued)
Brazilian Government International Bond			African Development Bank	(continued)
4.88%, 01/22/2021	$700	$731	1.38%, 02/12/2020		$250	$247
5.63%, 01/07/2041	500	500	2.38%, 09/23/2021		15	15
8.00%, 01/15/2018	100	108	Asian Development Bank
11.00%, 08/17/2040	333	349	1.13%, 03/15/2017		750	755
10.13%, 05/15/2027	300	453	1.75%, 09/11/2018		500	508
Canada Government International Bond			2.13%, 11/24/2021		300	303
0.88%, 02/14/2017	600	602	5.82%, 06/16/2028		39	52
Colombia Government International Bond			Corp Andina de Fomento
11.75%, 02/25/2020	300	419	4.38%, 06/15/2022		559	608
10.38%, 01/28/2033	700	1,106	Council Of Europe Development Bank
Export Development Canada			1.50%, 02/22/2017		580	588
0.63%, 12/15/2016	50	50	1.75%, 11/14/2019		300	302
1.75%, 08/19/2019	50	50	European Bank for Reconstruction &
Export-Import Bank of Korea			Development
5.00%, 04/11/2022	500	574	1.00%, 02/16/2017		1,000	1,007
Israel Government AID Bond			European Investment Bank
5.50%, 09/18/2023	65	80	0.88%, 04/18/2017		1,000	1,001
5.50%, 04/26/2024	65	81	1.00%, 06/15/2018		1,000	992
5.50%, 09/18/2033	33	45	1.13%, 09/15/2017		1,200	1,204
Israel Government International Bond			1.63%, 03/16/2020		300	300
5.13%, 03/26/2019	500	565	1.88%, 02/10/2025		250	244
Italy Government International Bond			2.13%, 07/15/2016		1,000	1,021
5.38%, 06/15/2033	40	49	2.50%, 04/15/2021		150	156
6.88%, 09/27/2023	550	709	2.88%, 09/15/2020		1,100	1,167
Japan Bank for International			4.88%, 01/17/2017		1,100	1,184
Cooperation/Japan			FMS Wertmanagement AoeR
1.13%, 07/19/2017	500	500	0.63%, 04/18/2016		600	601
2.13%, 02/10/2025	300	294	Inter-American Development Bank
3.00%, 05/29/2024	300	317	0.88%, 11/15/2016		100	100
Mexico Government International Bond			1.75%, 10/15/2019		1,000	1,011
3.63%, 03/15/2022	570	594	2.38%, 08/15/2017		750	777
4.75%, 03/08/2044	210	224	3.88%, 09/17/2019		600	661
5.63%, 01/15/2017	1,300	1,403	4.38%, 01/24/2044		50	63
5.75%, 10/12/2110	500	561	International Bank for Reconstruction &
6.75%, 09/27/2034	500	680	Development
8.30%, 08/15/2031	97	150	0.50%, 05/16/2016		530	530
Panama Government International Bond			0.75%, 12/15/2016		1,000	1,001
8.88%, 09/30/2027	570	840	0.88%, 04/17/2017		150	151
Peruvian Government International Bond			1.13%, 07/18/2017		530	534
5.63%, 11/18/2050	500	616	7.63%, 01/19/2023		933	1,309
Philippine Government International Bond			International Finance Corp
4.00%, 01/15/2021	750	820	1.00%, 04/24/2017		750	752
9.38%, 01/18/2017	500	574	1.13%, 11/23/2016		560	563
10.63%, 03/16/2025	600	977	1.75%, 09/16/2019		550	554
Poland Government International Bond			Nordic Investment Bank
5.00%, 03/23/2022	500	569	1.00%, 03/07/2017		750	753
5.13%, 04/21/2021	580	660				$21,615
Republic of Korea
5.13%, 12/07/2016	750	805	Telecommunications - 1.45%
South Africa Government International Bond			America Movil SAB de CV
5.88%, 05/30/2022	100	114	5.00%, 03/30/2020		30	34
5.88%, 09/16/2025	500	576	5.63%, 11/15/2017		39	43
Tennessee Valley Authority			6.13%, 03/30/2040		750	946
3.50%, 12/15/2042	100	101	AT&T Inc
4.50%, 04/01/2018	54	59	1.60%, 02/15/2017		100	100
4.63%, 09/15/2060	500	579	2.30%, 03/11/2019		150	150
5.25%, 09/15/2039	250	323	3.90%, 03/11/2024		500	522
5.38%, 04/01/2056	61	81	4.35%, 06/15/2045		500	473
5.88%, 04/01/2036	600	835	5.35%, 09/01/2040		540	575
6.75%, 11/01/2025	57	78	6.15%, 09/15/2034		400	475
Turkey Government International Bond			6.30%, 01/15/2038		500	589
4.88%, 04/16/2043	850	842	6.50%, 09/01/2037		56	67
5.75%, 03/22/2024	750	836	British Telecommunications PLC
7.00%, 09/26/2016	600	648	1.25%, 02/14/2017		500	499
8.00%, 02/14/2034	600	827	5.95%, 01/15/2018		10	11
			9.62%, 12/15/2030 (a)		30	49
Uruguay Government International Bond
4.13%, 11/20/2045	386	360	Cisco Systems Inc
		$23,314	1.10%, 03/03/2017		500	502
			5.90%, 02/15/2039		430	558
Supranational Bank - 1.81%			Deutsche Telekom International Finance BV
African Development Bank			5.75%, 03/23/2016		30	31
0.75%, 10/18/2016	600	601	8.75%, 06/15/2030 (a)		530	804

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 28, 2015 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

Telecommunications (continued)				Transportation (continued)
Harris Corp				Union Pacific Corp (continued)
4.40%, 12/15/2020	$40	$43		4.75%, 09/15/2041	$280	$324
Juniper Networks Inc				United Parcel Service Inc
3.10%, 03/15/2016	30	30		1.13%, 10/01/2017	500	502
Motorola Solutions Inc				3.13%, 01/15/2021	30	32
3.50%, 09/01/2021	275	281		4.88%, 11/15/2040	30	35
Orange SA				5.13%, 04/01/2019	325	369
4.13%, 09/14/2021	30	33				$6,866
5.38%, 01/13/2042	30	35
9.00%, 03/01/2031 (a)	500	768		Trucking & Leasing - 0.01%
Qwest Corp				GATX Corp
6.88%, 09/15/2033	20	20		4.75%, 06/15/2022	50	55
7.25%, 09/15/2025	565	654
Rogers Communications Inc			Water	- 0.00%
6.80%, 08/15/2018	30	35		American Water Capital Corp
Telefonica Emisiones SAU				6.59%, 10/15/2037	13	18
5.13%, 04/27/2020	100	113
7.05%, 06/20/2036	530	724		TOTAL BONDS		$422,471
Verizon Communications Inc					Principal
1.10%, 11/01/2017	500	496		MUNICIPAL BONDS - 0.94%	Amount (000's) Value (000's)
1.35%, 06/09/2017	750	750
2.55%, 06/17/2019	750	763		California - 0.39%
2.63%, 02/21/2020 (d)	350	353		Bay Area Toll Authority
3.50%, 11/01/2024	1,000	1,023		6.26%, 04/01/2049	$325	$469
4.15%, 03/15/2024	100	107		6.91%, 10/01/2050	500	747
4.86%, 08/21/2046 (d)	750	796		East Bay Municipal Utility District Water
5.01%, 08/21/2054 (d)	527	552		System Revenue
5.05%, 03/15/2034	50	55		5.87%, 06/01/2040	20	27
6.25%, 04/01/2037	30	38		Los Angeles Department of Water
6.40%, 02/15/2038	750	944		6.01%, 07/01/2039	30	39
6.55%, 09/15/2043	100	131		Los Angeles Unified School District/CA
7.75%, 12/01/2030	750	1,064		5.76%, 07/01/2029	530	663
Vodafone Group PLC				Regents of the University of California
1.63%, 03/20/2017	500	503		Medical Center Pooled Revenue
4.63%, 07/15/2018	250	272		6.55%, 05/15/2048	20	27
6.15%, 02/27/2037	240	291		State of California
		$17,302		6.65%, 03/01/2022	350	434
				7.30%, 10/01/2039	750	1,133
Toys, Games & Hobbies - 0.00%				7.70%, 11/01/2030	250	316
Mattel Inc				University of California
2.35%, 05/06/2019	30	30		5.77%, 05/15/2043	530	694
						$4,549

Transportation - 0.58%				Connecticut - 0.00%
Burlington Northern Santa Fe LLC				State of Connecticut
4.10%, 06/01/2021	400	439		5.85%, 03/15/2032	30	38
4.40%, 03/15/2042	30	32
4.55%, 09/01/2044	400	435
5.40%, 06/01/2041	400	481		Florida - 0.00%
7.95%, 08/15/2030	30	44		State Board of Administration Finance Corp
Canadian National Railway Co				2.11%, 07/01/2018	30	30
2.25%, 11/15/2022	30	30
2.85%, 12/15/2021	500	512		Georgia - 0.06%
5.55%, 03/01/2019	39	44		Municipal Electric Authority of Georgia
Canadian Pacific Railway Co				6.64%, 04/01/2057	540	727
4.45%, 03/15/2023	30	33		State of Georgia
CSX Corp				4.50%, 11/01/2025	30	34
3.40%, 08/01/2024	100	104				$761
4.75%, 05/30/2042	430	483
6.25%, 03/15/2018	530	600		Illinois - 0.13%
FedEx Corp				Chicago Transit Authority
3.88%, 08/01/2042	30	29		6.20%, 12/01/2040	30	36
4.00%, 01/15/2024	500	542		City of Chicago IL
Norfolk Southern Corp				6.31%, 01/01/2044	30	32
3.25%, 12/01/2021	40	42		State of Illinois
3.85%, 01/15/2024	200	215		4.95%, 06/01/2023	85	90
4.80%, 08/15/2043	300	344		5.10%, 06/01/2033	700	708
4.84%, 10/01/2041	30	34		5.37%, 03/01/2017	700	751
5.75%, 04/01/2018	500	561				$1,617
Ryder System Inc				New Jersey - 0.07%
2.35%, 02/26/2019	40	40		New Jersey Economic Development
Union Pacific Corp				Authority (credit support from AGM)
4.16%, 07/15/2022	500	560		0.00%, 02/15/2023 (c),(e)	50	37

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 28, 2015 (unaudited)

		Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
	MUNICIPAL BONDS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
				Federal Home Loan Mortgage Corporation (FHLMC)
	New Jersey (continued)			(continued)
	New Jersey State Turnpike Authority
	7.10%, 01/01/2041	$200	$294	3.00%, 01/01/2043	$190	$194
				3.00%, 01/01/2043	185	189
	New Jersey Transportation Trust Fund			3.00%, 07/01/2043	218	223
	Authority
	1.76%, 12/15/2018	400	399	3.00%, 09/01/2043	285	291
				3.00%, 10/01/2043	213	217
	6.56%, 12/15/2040	46	61	3.00%, 12/01/2044	905	922
			$791	3.00%, 01/01/2045	44	45
	New York - 0.19%			3.00%, 01/01/2045	247	252
	City of New York NY			3.00%, 03/01/2045 (f)	7,075	7,205
	6.27%, 12/01/2037	500	676	3.50%, 03/01/2021	865	920
	Metropolitan Transportation Authority			3.50%, 10/01/2025	69	73
	6.55%, 11/15/2031	30	39	3.50%, 11/01/2025	23	24
	New York City Water & Sewer System			3.50%, 11/01/2025	11	11
	5.72%, 06/15/2042	280	374	3.50%, 02/01/2026	73	78
	New York State Dormitory Authority			3.50%, 06/01/2026	34	37
	5.39%, 03/15/2040	500	634	3.50%, 03/01/2028 (f)	1,200	1,273
	Port Authority of New York & New Jersey			3.50%, 04/01/2032	127	134
	4.46%, 10/01/2062	500	546	3.50%, 05/01/2034	733	772
			$2,269	3.50%, 11/01/2041	77	81
				3.50%, 01/01/2042	67	71
Ohio	- 0.04%			3.50%, 04/01/2042	73	77
	American Municipal Power Inc			3.50%, 06/01/2042	375	393
	7.50%, 02/15/2050	30	44	3.50%, 06/01/2042	77	80
	7.83%, 02/15/2041	250	377	3.50%, 07/01/2042	3,851	4,036
	Ohio State University/The			3.50%, 08/01/2042	63	66
	4.91%, 06/01/2040	30	36	3.50%, 10/01/2042	2,040	2,139
			$457	3.50%, 01/01/2044	1,129	1,183
Texas	- 0.06%			3.50%, 08/01/2044	48	50
	Dallas Area Rapid Transit			3.50%, 01/01/2045	1,197	1,254
				3.50%, 03/01/2045 (f)	6,200	6,488
	5.02%, 12/01/2048	30	37	3.50%, 04/01/2045 (f)	700	730
	State of Texas
	5.52%, 04/01/2039	500	664	4.00%, 06/01/2018	378	400
			$701	4.00%, 04/01/2019	2	2
				4.00%, 07/01/2020	457	483
	Washington - 0.00%			4.00%, 07/01/2024	36	39
	State of Washington			4.00%, 12/01/2024	541	576
	5.09%, 08/01/2033	30	35	4.00%, 08/01/2025	45	48
				4.00%, 10/01/2025	36	39
	TOTAL MUNICIPAL BONDS		$11,248	4.00%, 03/01/2026	10	11
	U.S. GOVERNMENT & GOVERNMENT	Principal		4.00%, 12/01/2030	71	77
	AGENCY OBLIGATIONS - 63.14%	Amount (000's) Value (000's)		4.00%, 11/01/2033	437	472
	Federal Home Loan Mortgage Corporation (FHLMC) -			4.00%, 07/01/2034	284	306
	7.89%			4.00%, 07/01/2039	115	125
	2.00%, 03/01/2028	$97	$97	4.00%, 12/01/2040	144	154
	2.00%, 08/01/2028	782	785	4.00%, 12/01/2040	120	129
	2.00%, 01/01/2030	112	113	4.00%, 10/01/2041	167	179
	2.44%, 10/01/2043 (a)	44	45	4.00%, 12/01/2041	105	113
	2.50%, 08/01/2027	160	164	4.00%, 02/01/2044	527	567
	2.50%, 08/01/2028	376	386	4.00%, 07/01/2044	1,200	1,284
	2.50%, 09/01/2029	964	989	4.00%, 12/01/2044	994	1,064
	2.50%, 12/01/2029	1,186	1,217	4.00%, 12/01/2044	3,968	4,249
	2.50%, 01/01/2030	1,193	1,225	4.00%, 01/01/2045	1,197	1,282
	2.50%, 03/01/2030 (f)	2,250	2,306	4.00%, 03/01/2045 (f)	7,525	8,046
	2.50%, 07/01/2043	99	98	4.50%, 09/01/2018	178	187
	2.59%, 10/01/2044 (a)	824	849	4.50%, 01/01/2019	576	605
	2.96%, 11/01/2044 (a)	662	687	4.50%, 05/01/2019	505	531
	3.00%, 09/01/2021	13	14	4.50%, 12/01/2019	256	269
	3.00%, 10/01/2021	795	833	4.50%, 01/01/2024	25	27
	3.00%, 05/01/2027	83	87	4.50%, 08/01/2025	63	68
	3.00%, 06/01/2027	240	252	4.50%, 10/01/2030	387	422
	3.00%, 03/01/2028 (f)	700	732	4.50%, 05/01/2031	38	42
	3.00%, 04/01/2029	842	882	4.50%, 02/01/2039	45	49
	3.00%, 07/01/2029	157	164	4.50%, 04/01/2039	57	62
	3.00%, 09/01/2029	775	811	4.50%, 09/01/2039	61	67
	3.00%, 10/01/2029	245	257	4.50%, 10/01/2039	51	56
	3.00%, 11/01/2029	297	311	4.50%, 11/01/2039	78	85
	3.00%, 11/01/2029	461	482	4.50%, 02/01/2040	52	56
	3.00%, 01/01/2030	398	417	4.50%, 02/01/2040	58	64
	3.00%, 04/01/2033	117	122	4.50%, 02/01/2040	21	22
	3.00%, 09/01/2034	672	696	4.50%, 05/01/2040	33	36
	3.00%, 10/01/2034	470	487	4.50%, 07/01/2040	48	53
	3.00%, 09/01/2042	2,560	2,614	4.50%, 08/01/2040	47	51

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 28, 2015 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC)			Federal National Mortgage Association (FNMA) (continued)
(continued)			2.00%, 03/01/2030 (f) $	300 $	301
4.50%, 08/01/2040	$65	$71	2.50%, 01/01/2028	351	360
4.50%, 08/01/2040	39	43	2.50%, 03/01/2028 (f)	4,050	4,148
4.50%, 09/01/2040	58	64	2.50%, 07/01/2028	341	350
4.50%, 02/01/2041	676	735
4.50%, 03/01/2041	962	1,054	2.50%, 07/01/2028	845	867
4.50%, 05/01/2041	50	54	2.50%, 08/01/2028	31	31
			2.50%, 11/01/2028	1,158	1,188
4.50%, 06/01/2041	35	38	2.50%, 09/01/2029	743	762
4.50%, 08/01/2041	96	105
4.50%, 08/01/2041	20	22	2.50%, 11/01/2029	90	92
			2.50%, 12/01/2029	975	1,000
4.50%, 05/01/2042	17	19	2.50%, 07/01/2033	35	35
4.50%, 11/01/2043	869	943
4.50%, 03/01/2044	1,200	1,301	2.50%, 12/01/2042	100	98
4.50%, 03/01/2045 (f)	4,300	4,663	2.50%, 01/01/2043	200	197
5.00%, 04/01/2021	44	47	2.50%, 02/01/2043	72	71
5.00%, 04/01/2023	709	782	2.50%, 05/01/2043	298	294
			2.50%, 07/01/2043	199	196
5.00%, 05/01/2023	777	857	2.72%, 02/01/2044 (a)	524	541
5.00%, 09/01/2023	748	826
5.00%, 01/01/2026	23	26	3.00%, 11/01/2025	203	213
			3.00%, 01/01/2026	198	208
5.00%, 03/01/2026	14	15	3.00%, 11/01/2026	148	156
5.00%, 03/01/2030	10	12
5.00%, 09/01/2033	22	25	3.00%, 02/01/2027	99	104
			3.00%, 03/01/2027	212	223
5.00%, 08/01/2035	24	27	3.00%, 07/01/2027	123	129
5.00%, 08/01/2036	40	45
5.00%, 11/01/2036	40	45	3.00%, 01/01/2029	265	279
			3.00%, 02/01/2029	201	211
5.00%, 12/01/2038	173	191	3.00%, 04/01/2029	1,187	1,244
5.00%, 01/01/2039	42	46
5.00%, 01/01/2039	40	44	3.00%, 11/01/2029	97	102
			3.00%, 11/01/2029	191	201
5.00%, 08/01/2039	9	10	3.00%, 12/01/2029	529	555
5.00%, 09/01/2039	36	40
5.00%, 01/01/2040	70	79	3.00%, 12/01/2029	233	244
			3.00%, 01/01/2030	1,184	1,242
5.00%, 08/01/2040	68	76	3.00%, 03/01/2030 (f)	3,175	3,324
5.00%, 09/01/2040	21	24	3.00%, 01/01/2033	119	124
5.00%, 09/01/2041	53	59
5.00%, 04/01/2043 (f)	500	552	3.00%, 04/01/2033	115	119
5.00%, 03/01/2045 (f)	4,100	4,530	3.00%, 09/01/2034	1,005	1,041
			3.00%, 11/01/2034	784	813
5.50%, 01/01/2018	22	24	3.00%, 12/01/2034	372	386
5.50%, 06/01/2034	299	336
5.50%, 07/01/2036	74	83	3.00%, 04/01/2042	299	306
			3.00%, 11/01/2042	1,064	1,087
5.50%, 09/01/2037	34	38	3.00%, 04/01/2043	1,104	1,127
5.50%, 11/01/2037	41	46
5.50%, 04/01/2038	15	18	3.00%, 04/01/2043	301	308
			3.00%, 05/01/2043	289	295
5.50%, 07/01/2038	20	23	3.00%, 06/01/2043	310	317
5.50%, 07/01/2038	486	544
5.50%, 09/01/2038	38	43	3.00%, 07/01/2043	140	143
			3.00%, 07/01/2043	270	276
5.50%, 12/01/2038	2	2	3.00%, 08/01/2043	94	96
5.50%, 12/01/2038	798	891
5.50%, 01/01/2040	33	38	3.00%, 08/01/2043	181	185
			3.00%, 01/01/2045	998	1,018
5.50%, 03/01/2040	22	24	3.00%, 01/01/2045	4,185	4,268
5.50%, 06/01/2040	50	57	3.00%, 03/01/2045 (f)	12,525	12,759
5.50%, 03/01/2045(f)	2,000	2,234
			3.03%, 12/01/2041 (a)	48	50
6.00%, 04/01/2023	4	4	3.18%, 12/01/2040 (a)	45	48
6.00%, 12/01/2037	45	51	3.48%, 02/01/2041 (a)	13	13
6.00%, 04/01/2038	1,246	1,409	3.50%, 09/01/2018	6	7
6.00%, 05/01/2038	102	116
6.00%, 07/01/2038	61	70	3.50%, 04/01/2020	37	39
6.00%, 10/01/2038	4	5	3.50%, 10/01/2020	430	456
			3.50%, 01/01/2021	250	265
6.00%, 11/01/2038	376	430	3.50%, 02/01/2021	43	46
6.00%, 01/01/2039	161	182
6.50%, 06/01/2017	11	12	3.50%, 03/01/2022	28	29
			3.50%, 10/01/2025	68	73
6.50%, 09/01/2039	72	83	3.50%, 11/01/2025	80	85
		$94,260	3.50%, 01/01/2026	56	59
Federal National Mortgage Association (FNMA) - 12.97%			3.50%, 08/01/2026	69	73
2.00%, 11/01/2028	97	97	3.50%, 09/01/2026	655	695
2.00%, 09/01/2029	846	848	3.50%, 10/01/2026	885	940
2.00%, 01/01/2030	49	49	3.50%, 10/01/2026	963	1,023
2.00%, 01/01/2030	100	100	3.50%, 06/01/2027	741	787
			3.50%, 11/01/2029	23	25
			3.50%, 04/01/2032	65	68
			3.50%, 07/01/2032	52	55
			3.50%, 09/01/2032	60	63
			3.50%, 10/01/2033	32	33

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 28, 2015 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)

Federal National Mortgage Association (FNMA) (continued)			Federal National Mortgage Association (FNMA) (continued)
3.50%, 05/01/2034	$223	$235	4.50%, 11/01/2018	$346	$363
3.50%, 06/01/2034	145	152	4.50%, 04/01/2019	5	5
3.50%, 07/01/2034	985	1,039	4.50%, 11/01/2019	19	20
3.50%, 09/01/2034	717	757	4.50%, 02/01/2021	303	318
3.50%, 10/01/2034	236	249	4.50%, 05/01/2025	68	73
3.50%, 03/01/2041	98	103	4.50%, 07/01/2029	17	19
3.50%, 10/01/2041	70	73	4.50%, 08/01/2030	40	44
3.50%, 12/01/2041	91	96	4.50%, 01/01/2034	85	93
3.50%, 02/01/2042	939	986	4.50%, 02/01/2039	66	72
3.50%, 03/01/2042	209	220	4.50%, 04/01/2039	51	55
3.50%, 04/01/2042	250	263	4.50%, 04/01/2039	111	121
3.50%, 05/01/2042	177	186	4.50%, 06/01/2039	72	78
3.50%, 06/01/2042	1,212	1,272	4.50%, 06/01/2039	7	7
3.50%, 07/01/2042	226	237	4.50%, 08/01/2039	72	79
3.50%, 08/01/2042	149	157	4.50%, 10/01/2039	52	57
3.50%, 09/01/2042	139	146	4.50%, 12/01/2039	100	110
3.50%, 10/01/2042	204	214	4.50%, 02/01/2040	97	106
3.50%, 06/01/2043	287	301	4.50%, 05/01/2040	79	86
3.50%, 09/01/2043	2,737	2,873	4.50%, 10/01/2040	109	119
3.50%, 11/01/2043	818	859	4.50%, 02/01/2041	93	102
3.50%, 02/01/2044	44	46	4.50%, 03/01/2041	86	94
3.50%, 12/01/2044	1,187	1,245	4.50%, 04/01/2041	178	194
3.50%, 12/01/2044	1,200	1,259	4.50%, 07/01/2041	82	89
3.50%, 02/01/2045	1,198	1,257	4.50%, 08/01/2041	892	973
3.50%, 03/01/2045 (f)	14,700	15,406	4.50%, 11/01/2041	85	93
3.50%, 04/01/2045 (f)	1,000	1,045	4.50%, 11/01/2041	71	77
4.00%, 08/01/2019	627	663	4.50%, 11/01/2043	543	590
4.00%, 04/01/2020	456	483	4.50%, 03/01/2044	1,029	1,119
4.00%, 05/01/2020	387	409	4.50%, 03/01/2045 (f)	10,900	11,847
4.00%, 12/01/2020	129	136	5.00%, 04/01/2018	2	2
4.00%, 03/01/2022	408	431	5.00%, 06/01/2018	13	13
4.00%, 03/01/2022	79	83	5.00%, 12/01/2020	96	101
4.00%, 09/01/2025	62	66	5.00%, 05/01/2023	14	15
4.00%, 03/01/2026	84	89	5.00%, 09/01/2025	465	492
4.00%, 09/01/2026	67	72	5.00%, 08/01/2030	883	983
4.00%, 04/01/2029	31	34	5.00%, 03/01/2034	32	36
4.00%, 12/01/2030	38	41	5.00%, 04/01/2035	34	38
4.00%, 11/01/2031	46	50	5.00%, 06/01/2035	85	95
4.00%, 11/01/2033	748	808	5.00%, 07/01/2035	92	102
4.00%, 10/01/2034	479	517	5.00%, 02/01/2037	12	13
4.00%, 03/01/2039	51	55	5.00%, 04/01/2037	3	4
4.00%, 08/01/2039	167	178	5.00%, 07/01/2037	67	74
4.00%, 10/01/2040	110	118	5.00%, 04/01/2038	2	2
4.00%, 12/01/2040	77	83	5.00%, 12/01/2039	47	54
4.00%, 12/01/2040	72	77	5.00%, 01/01/2040	57	64
4.00%, 01/01/2041	37	40	5.00%, 05/01/2040	87	97
4.00%, 01/01/2041	257	276	5.00%, 06/01/2040	13	14
4.00%, 02/01/2041	100	107	5.00%, 06/01/2040	84	93
4.00%, 02/01/2041	190	204	5.00%, 06/01/2040	17	19
4.00%, 02/01/2041	238	256	5.00%, 04/01/2041	1,457	1,618
4.00%, 03/01/2041	122	131	5.00%, 05/01/2041	99	110
4.00%, 09/01/2041	104	112	5.00%, 08/01/2041	708	785
4.00%, 12/01/2041	325	349	5.00%, 04/01/2043 (f)	300	332
4.00%, 12/01/2041	168	180	5.00%, 03/01/2044	1,173	1,302
4.00%, 05/01/2042	87	93	5.00%, 03/01/2045 (f)	4,500	4,991
4.00%, 06/01/2042	778	833	5.50%, 01/01/2025	18	20
4.00%, 05/01/2044	477	511	5.50%, 12/01/2027	225	253
4.00%, 08/01/2044	1,295	1,385	5.50%, 06/01/2034	8	10
4.00%, 08/01/2044	73	78	5.50%, 04/01/2035	5	5
4.00%, 10/01/2044	343	367	5.50%, 09/01/2035	12	14
4.00%, 10/01/2044	300	321	5.50%, 10/01/2035	17	19
4.00%, 11/01/2044	768	822	5.50%, 04/01/2036	10	11
4.00%, 11/01/2044	100	107	5.50%, 04/01/2036	61	69
4.00%, 12/01/2044	745	797	5.50%, 09/01/2036	94	106
4.00%, 12/01/2044	1,551	1,661	5.50%, 12/01/2036	97	109
4.00%, 01/01/2045	1,197	1,281	5.50%, 02/01/2037	7	8
4.00%, 03/01/2045 (f)	17,100	18,283	5.50%, 05/01/2037	68	76
4.00%, 03/01/2045	300	321	5.50%, 06/01/2037	13	15
4.00%, 04/01/2045 (f)	1,200	1,280	5.50%, 07/01/2037	13	15
4.50%, 02/01/2018	46	49	5.50%, 08/01/2037	8	9
4.50%, 05/01/2018	277	290	5.50%, 05/01/2038	463	520
4.50%, 05/01/2018	188	197

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 28, 2015 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
			Government National Mortgage Association (GNMA)
Federal National Mortgage Association (FNMA) (continued)			(continued)
5.50%, 06/01/2038	$12	$14
5.50%, 06/01/2038	9	10	3.50%, 02/15/2042	$134	$141
			3.50%, 02/20/2042	272	287
5.50%, 06/01/2038	703	790	3.50%, 05/15/2042	200	210
5.50%, 08/01/2038	2	2
5.50%, 09/01/2038	8	9	3.50%, 05/20/2042	549	577
			3.50%, 06/20/2042	553	582
5.50%, 09/01/2038	47	54	3.50%, 07/15/2042	87	91
5.50%, 10/01/2038	12	14
5.50%, 11/01/2038	691	776	3.50%, 08/15/2042	23	25
			3.50%, 08/20/2042	128	134
5.50%, 12/01/2038	62	70	3.50%, 11/20/2042	966	1,017
5.50%, 04/01/2039	100	112
5.50%, 12/01/2039	53	60	3.50%, 12/20/2042	947	996
			3.50%, 02/20/2043	960	1,011
5.50%, 07/01/2040	32	36	3.50%, 03/01/2043 (f)	525	551
5.50%, 03/01/2045 (f)	3,600	4,044
6.00%, 06/01/2017	49	51	3.50%, 04/01/2043	100	105
			3.50%, 04/15/2043	777	817
6.00%, 04/01/2026	382	433	3.50%, 04/20/2044	1,188	1,250
6.00%, 07/01/2035	148	170	3.50%, 08/20/2044 (a)	556	585
6.00%, 10/01/2036	567	643	3.50%, 10/20/2044	1,173	1,235
6.00%, 07/01/2037	6	7
6.00%, 11/01/2037	6	7	3.50%, 12/15/2044	999	1,051
			3.50%, 12/20/2044	1,194	1,257
6.00%, 11/01/2037	3	4	3.50%, 01/20/2045	1,198	1,261
6.00%, 02/01/2038	2	2
6.00%, 04/01/2038	189	214	3.50%, 03/01/2045	11,825	12,401
			4.00%, 05/15/2026	53	56
6.00%, 05/01/2038	8	9	4.00%, 07/20/2026	115	122
6.00%, 05/01/2038	8	9
6.00%, 09/01/2038	2	3	4.00%, 05/15/2040	10	11
6.00%, 04/01/2040	152	173	4.00%, 09/15/2040	55	60
6.00%, 02/01/2043(f)	1,000	1,134	4.00%, 01/15/2041	64	69
6.00%, 03/01/2045 (f)	1,000	1,136	4.00%, 01/15/2041	53	58
			4.00%, 01/20/2041	171	183
6.50%, 06/01/2016	1	1	4.00%, 07/15/2041	123	132
6.50%, 12/01/2016	36	37
6.50%, 05/01/2018	1	1	4.00%, 07/20/2041	42	45
			4.00%, 09/20/2041	39	41
6.50%, 07/01/2020	6	6	4.00%, 10/15/2041	50	54
6.50%, 06/01/2024	3	3
6.50%, 12/01/2031	4	5	4.00%, 11/20/2041	75	80
			4.00%, 12/20/2041	53	57
6.50%, 03/01/2032	7	8	4.00%, 01/20/2042	46	49
6.50%, 10/01/2039	99	113	4.00%, 02/20/2042	59	63
		$154,931	4.00%, 03/01/2043	9,600	10,208
Government National Mortgage Association (GNMA) -			4.00%, 06/20/2043	19	21
7.72%			4.00%, 11/20/2043	1,218	1,298
2.00%, 06/20/2043 (a)	32	33
			4.00%, 02/20/2044	184	196
2.50%, 06/20/2027	425	438	4.00%, 03/15/2044	88	95
2.50%, 09/20/2027	44	46	4.00%, 03/20/2044	117	125
2.50%, 04/20/2028	87	89	4.00%, 04/20/2044	257	274
2.50%, 04/15/2043	299	298	4.00%, 05/15/2044	754	810
2.50%, 07/20/2043	330	328	4.00%, 05/15/2044	790	848
2.50%, 01/20/2044 (a)	641	659
			4.00%, 07/15/2044	292	313
3.00%, 02/15/2027	313	330	4.00%, 07/20/2044	850	906
3.00%, 04/15/2027	44	46	4.00%, 08/20/2044	1,068	1,139
3.00%, 09/20/2027	85	89	4.00%, 09/20/2044	143	153
3.00%, 08/20/2029	357	376	4.00%, 10/20/2044	1,371	1,463
3.00%, 09/20/2029	385	408	4.00%, 03/01/2045 (f)	1,300	1,395
3.00%, 02/20/2041 (a)	53	55
3.00%, 11/20/2041 (a)	103	107	4.50%, 06/15/2034	6
			4.50%, 03/15/2039	684	751
3.00%, 04/15/2042	617	635	4.50%, 03/20/2039	137	149
3.00%, 09/20/2042	220	227	4.50%, 06/15/2039	97	107
3.00%, 12/20/2042	380	391	4.50%, 11/15/2039	22	25
3.00%, 03/20/2043	273	281	4.50%, 12/15/2039	157	175
3.00%, 03/20/2043	1,181	1,217	4.50%, 06/15/2040	119	131
3.00%, 03/20/2043	223	229	4.50%, 08/15/2040	121	133
3.00%, 05/15/2043	139	143	4.50%, 02/20/2041	95	105
3.00%, 05/15/2043	200	206	4.50%, 02/20/2041	90	98
3.00%, 05/15/2043	98	101	4.50%, 03/20/2041	89	99
3.00%, 06/15/2043	197	203	4.50%, 05/15/2041	54	60
3.00%, 07/15/2044	218	225	4.50%, 06/20/2041	62	67
3.00%, 12/20/2044	2,391	2,461	4.50%, 07/20/2041	121	131
3.00%, 01/15/2045	235	242	4.50%, 08/20/2041	61	67
3.00%, 01/15/2045	565	582	4.50%, 09/20/2041	55	60
3.00%, 03/01/2045 (f)	300	308
			4.50%, 09/20/2043	45	49
3.00%, 03/01/2045	8,000	8,213	4.50%, 10/20/2043	582	631
3.50%, 12/20/2026	389	416	4.50%, 11/20/2043	800	869
3.50%, 03/20/2027	27	29	4.50%, 05/20/2044	2,142	2,326
3.50%, 03/20/2041 (a)	56	59

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 28, 2015 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)
Government National Mortgage Association (GNMA)
(continued)			U.S. Treasury (continued)
4.50%, 08/20/2044	199	216	0.63%, 02/15/2017	$1,990	$1,991
4.50%, 03/01/2045 (f)	$3,600	$3,941	0.63%, 05/31/2017	2,350	2,344
			0.63%, 08/31/2017	2,155	2,143
4.50%, 03/01/2045	3,900	4,229	0.63%, 09/30/2017	2,030	2,016
5.00%, 05/15/2033	464	522
5.00%, 08/15/2033	103	116	0.63%, 11/30/2017	2,000	1,983
5.00%, 12/15/2036	10	11	0.63%, 04/30/2018	3,213	3,168
			0.75%, 01/15/2017	1,990	1,997
5.00%, 04/20/2038	52	57	0.75%, 03/15/2017	2,000	2,005
5.00%, 07/20/2038	488	536
5.00%, 10/15/2038	797	889	0.75%, 06/30/2017	1,055	1,054
			0.75%, 10/31/2017	2,050	2,041
5.00%, 02/15/2039	736	822	0.75%, 12/31/2017	4,200	4,175
5.00%, 03/15/2039	3	3
5.00%, 04/20/2039	339	379	0.75%, 02/28/2018	3,062	3,038
			0.75%, 03/31/2018	3,024	2,996
5.00%, 06/20/2039	71	79	0.88%, 11/30/2016	2,378	2,391
5.00%, 09/15/2039	150	171
5.00%, 02/15/2040	10	11	0.88%, 12/31/2016	1,550	1,559
			0.88%, 01/31/2017	1,435	1,442
5.00%, 05/20/2040	57	64	0.88%, 02/28/2017	2,113	2,123
5.00%, 06/20/2040	74	82
5.00%, 12/15/2040	423	472	0.88%, 04/15/2017	2,000	2,008
			0.88%, 04/30/2017	2,340	2,349
5.00%, 05/20/2041	96	107	0.88%, 05/15/2017	2,000	2,007
5.00%, 10/15/2041	300	334
5.00%, 05/20/2044	1,602	1,749	0.88%, 06/15/2017	1,520	1,524
			0.88%, 07/15/2017	2,191	2,196
5.00%, 06/20/2044	754	843	0.88%, 08/15/2017	1,895	1,897
5.00%, 07/20/2044	432	477
5.00%, 08/20/2044	178	197	0.88%, 10/15/2017	280	280
			0.88%, 11/15/2017	1,000	999
5.50%, 05/20/2032	3	3	0.88%, 01/15/2018	1,305	1,301
5.50%, 07/15/2034	30	34
5.50%, 02/15/2035	74	84	0.88%, 01/31/2018	1,749	1,743
			0.88%, 07/31/2019	1,520	1,484
5.50%, 03/15/2038	345	389	1.00%, 08/31/2016	1,705	1,719
5.50%, 10/20/2038	73	82
5.50%, 01/15/2039	45	51	1.00%, 09/30/2016	955	963
			1.00%, 10/31/2016	1,635	1,648
5.50%, 02/15/2039	434	489	1.00%, 03/31/2017	2,225	2,240
5.50%, 06/15/2040	798	900	1.00%, 09/15/2017	1,890	1,897
5.50%, 07/20/2040	42	48
5.50%, 04/20/2044	64	71	1.00%, 12/15/2017	1,700	1,703
5.50%, 07/20/2044	587	656	1.00%, 02/15/2018	1,595	1,595
			1.00%, 05/31/2018	3,203	3,191
5.50%, 08/20/2044	280	312	1.00%, 08/31/2019	1,545	1,515
5.50%, 09/20/2044	813	906
5.50%, 03/01/2045 (f)	200	226	1.00%, 09/30/2019	1,173	1,149
			1.00%, 11/30/2019	1,450	1,418
6.00%, 07/20/2028	1	1	1.13%, 12/31/2019	1,190	1,170
6.00%, 07/15/2032	4	5
6.00%, 12/15/2032	5	6	1.13%, 03/31/2020	3,000	2,941
			1.13%, 04/30/2020	3,300	3,232
6.00%, 11/20/2037	58	67	1.25%, 10/31/2018	2,990	2,990
6.00%, 01/15/2039	51	58
6.50%, 05/15/2023	2	3	1.25%, 11/30/2018	2,430	2,429
			1.25%, 01/31/2019	2,569	2,563
6.50%, 05/20/2032	20	24	1.25%, 10/31/2019	1,296	1,284
7.00%, 01/15/2028	2	2
7.00%, 03/15/2029	7	8	1.25%, 01/31/2020	3,750	3,706
			1.25%, 02/29/2020	250	247
7.00%, 07/15/2031	5	5	1.38%, 06/30/2018	3,000	3,023
8.00%, 08/20/2029	1	1	1.38%, 07/31/2018	3,635	3,660
		$92,156	1.38%, 09/30/2018	4,091	4,114
U.S. Treasury - 34.56%			1.38%, 11/30/2018	299	300
0.25%, 04/15/2016	3,064	3,062	1.38%, 12/31/2018	705	707
0.38%, 03/31/2016	3,045	3,048	1.38%, 02/28/2019	141	141
0.38%, 04/30/2016	4,295	4,297	1.38%, 01/31/2020	500	497
0.38%, 05/31/2016	1,186	1,186	1.38%, 02/29/2020 (g)	2,900	2,882
0.38%, 10/31/2016	1,990	1,985	1.38%, 05/31/2020	2,716	2,691
0.50%, 06/15/2016	3,649	3,654	1.50%, 06/30/2016	1,550	1,572
0.50%, 06/30/2016	2,000	2,002	1.50%, 07/31/2016	3,500	3,552
0.50%, 07/31/2016	3,500	3,504	1.50%, 08/31/2018	3,333	3,368
0.50%, 08/31/2016	1,800	1,801	1.50%, 12/31/2018	3,100	3,124
0.50%, 09/30/2016	1,575	1,575	1.50%, 01/31/2019	1,190	1,198
0.50%, 11/30/2016	1,905	1,904	1.50%, 02/28/2019	2,200	2,215
0.50%, 01/31/2017	1,735	1,732	1.50%, 05/31/2019	3,500	3,516
0.50%, 02/28/2017 (g)	1,725	1,721	1.50%, 10/31/2019	3,165	3,169
0.50%, 07/31/2017	550	546	1.50%, 11/30/2019	2,110	2,112
0.63%, 07/15/2016	3,500	3,510	1.50%, 01/31/2022	1,935	1,895
0.63%, 08/15/2016	3,500	3,508	1.63%, 03/31/2019	2,616	2,644
0.63%, 10/15/2016	2,040	2,044	1.63%, 04/30/2019	1,000	1,010
0.63%, 11/15/2016	2,040	2,043	1.63%, 06/30/2019	3,500	3,532
0.63%, 12/15/2016	2,000	2,003	1.63%, 07/31/2019	3,500	3,529
0.63%, 12/31/2016	1,835	1,837	1.63%, 08/31/2019	2,155	2,173

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 28, 2015 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT		Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)

U.S. Treasury (continued)			U.S. Treasury (continued)
1.63%, 12/31/2019	$2,380	$2,394		3.25%, 03/31/2017	$1,685	$1,775
1.63%, 08/15/2022	2,268	2,234		3.38%, 11/15/2019	2,115	2,299
1.63%, 11/15/2022	4,000	3,932		3.38%, 05/15/2044	3,465	4,015
1.75%, 05/31/2016	3,000	3,051		3.50%, 02/15/2018	1,500	1,609
1.75%, 10/31/2018	392	399		3.50%, 05/15/2020	1,715	1,883
1.75%, 09/30/2019	2,150	2,178		3.50%, 02/15/2039	1,060	1,244
1.75%, 10/31/2020	1,900	1,910		3.63%, 08/15/2019	1,900	2,082
1.75%, 02/28/2022 (g)	1,925	1,916		3.63%, 02/15/2020	2,348	2,589
1.75%, 05/15/2022	1,250	1,244		3.63%, 02/15/2021	3,100	3,440
1.75%, 05/15/2023	4,500	4,444		3.63%, 08/15/2043	1,090	1,318
1.88%, 08/31/2017	1,860	1,908		3.63%, 02/15/2044	2,200	2,662
1.88%, 09/30/2017	1,743	1,787		3.75%, 11/15/2018	2,440	2,663
1.88%, 10/31/2017	200	205		3.75%, 08/15/2041	103	127
1.88%, 06/30/2020	2,000	2,032		3.75%, 11/15/2043	2,000	2,473
1.88%, 11/30/2021	1,790	1,798		3.88%, 05/15/2018	369	401
2.00%, 04/30/2016	2,733	2,785		3.88%, 08/15/2040	1,285	1,604
2.00%, 07/31/2020	2,545	2,600		4.25%, 11/15/2017	656	715
2.00%, 09/30/2020	1,670	1,703		4.25%, 05/15/2039	1,050	1,376
2.00%, 11/30/2020	1,095	1,115		4.25%, 11/15/2040	1,653	2,186
2.00%, 02/28/2021	1,845	1,876		4.38%, 05/15/2040	1,910	2,561
2.00%, 11/15/2021	3,930	3,982		4.38%, 05/15/2041	1,593	2,155
2.00%, 02/15/2022	2,000	2,026		4.50%, 05/15/2017	1,000	1,083
2.00%, 02/15/2023	3,961	3,996		4.50%, 02/15/2036	725	977
2.00%, 02/15/2025	1,900	1,900		4.50%, 05/15/2038	200	270
2.13%, 08/31/2020	1,760	1,807		4.63%, 11/15/2016	1,500	1,604
2.13%, 01/31/2021	1,800	1,844		4.63%, 02/15/2017	1,100	1,186
2.13%, 06/30/2021	1,040	1,063		4.63%, 02/15/2040	1,870	2,592
2.13%, 08/15/2021	200	204		4.75%, 02/15/2037	257	357
2.13%, 12/31/2021	1,975	2,016		4.75%, 02/15/2041	1,559	2,219
2.25%, 03/31/2016	2,878	2,938		5.00%, 05/15/2037	700	1,007
2.25%, 11/30/2017	500	518		5.25%, 11/15/2028	1,000	1,356
2.25%, 03/31/2021	1,360	1,401		5.50%, 08/15/2028	716	989
2.25%, 11/15/2024	3,730	3,809		6.00%, 02/15/2026	125	173
2.38%, 03/31/2016	425	434		6.13%, 11/15/2027	1,025	1,472
2.38%, 07/31/2017	1,700	1,764		6.25%, 08/15/2023	370	497
2.38%, 05/31/2018	67	70		6.25%, 05/15/2030	1,890	2,852
2.38%, 06/30/2018	125	130		6.38%, 08/15/2027	625	913
2.38%, 08/15/2024	4,315	4,455		6.50%, 11/15/2026	590	859
2.50%, 06/30/2017	1,625	1,690		6.63%, 02/15/2027	165	243
2.50%, 08/15/2023	4,000	4,183		6.75%, 08/15/2026	460	679
2.50%, 05/15/2024	2,780	2,900		6.88%, 08/15/2025	275	401
2.50%, 02/15/2045	1,200	1,176		7.25%, 05/15/2016	1,060	1,148
2.63%, 04/30/2016	1,001	1,027		7.50%, 11/15/2024	1,000	1,491
2.63%, 01/31/2018	710	743		7.63%, 02/15/2025	627	948
2.63%, 08/15/2020	2,400	2,528		8.75%, 05/15/2017	500	587
2.63%, 11/15/2020	4,770	5,021				$412,849
2.75%, 11/30/2016	1,634	1,697	TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
2.75%, 05/31/2017	780	815	OBLIGATIONS			$754,196
2.75%, 12/31/2017	1,100	1,155	Total Investments			$1,352,207
2.75%, 02/15/2019	3,390	3,580	Liabilities in Excess of Other Assets, Net - (13.20)%			$(157,695)
2.75%, 11/15/2023	2,500	2,663	TOTAL NET ASSETS - 100.00%			$1,194,512
2.75%, 02/15/2024	900	959
2.75%, 08/15/2042	534	550
2.75%, 11/15/2042	3,640	3,743	(a)	Variable Rate. Rate shown is in effect at February 28, 2015.
2.88%, 03/31/2018	460	486	(b)	Fair value of these investments is determined in good faith by the Manager
2.88%, 05/15/2043	3,405	3,589		under procedures established and periodically reviewed by the Board of
3.00%, 08/31/2016	1,000	1,038		Directors. At the end of the period, the fair value of these securities totaled
3.00%, 09/30/2016	2,523	2,623		$21 or 0.00% of net assets.
3.00%, 02/28/2017	1,650	1,727	(c)	Non-Income Producing Security
3.00%, 11/15/2044	2,650	2,869	(d)	Security exempt from registration under Rule 144A of the Securities Act
3.13%, 10/31/2016	1,805	1,883		1933. These securities may be resold in transactions exempt from
3.13%, 01/31/2017	795	833		registration, normally to qualified institutional buyers. At the end of the
3.13%, 04/30/2017	1,620	1,704		period, the value of these securities totaled $4,400 or 0.37% of net assets
3.13%, 05/15/2019	2,500	2,677	(e)	Credit support indicates investments that benefit from credit enhancement
3.13%, 05/15/2021	3,000	3,246		or liquidity support provided by a third party bank, institution, or
3.13%, 11/15/2041	458	507		government agency.
3.13%, 02/15/2042	420	464	(f)	Security was purchased in a "to-be-announced" ("TBA") transaction. See
3.13%, 02/15/2043	3,170	3,500		Notes to Financial Statements for additional information.
3.13%, 08/15/2044	3,445	3,816	(g)	Security purchased on a when-issued basis.
3.25%, 05/31/2016	342	355
3.25%, 07/31/2016	3,000	3,120
3.25%, 12/31/2016	1,520	1,594

See accompanying notes.

		Schedule of Investments
		Bond Market Index Fund
		February 28, 2015 (unaudited)

Portfolio Summary (unaudited)
Sector		Percent
Government		42.02%
Mortgage Securities		30.75%
Exchange Traded Funds		13.75%
Financial		8.25%
Consumer, Non-cyclical		3.40%
Energy		3.36%
Communications		2.76%
Utilities		1.92%
Industrial		1.81%
Consumer, Cyclical		1.31%
Basic Materials		1.25%
Technology		1.12%
Asset Backed Securities		0.56%
General Obligation Unlimited		0.48%
Revenue Bonds		0.46%
Insured		0.00%
Investments Sold Short		(0.03)%
Liabilities in Excess of Other Assets, Net		(13.17)%
TOTAL NET ASSETS		100.00%

		Short Sales Outstanding

U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS - (0.03)%	Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) -
(0.02)%
2.00%, 04/01/2030	$200	$200

Federal National Mortgage Association (FNMA) - (0.01)%
3.50%, 04/01/2030	100	106

TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY $		306
OBLIGATIONS (proceeds $306)
TOTAL SHORT SALES (proceeds $306)		$306

See accompanying notes.

Schedule of Investments
Credit Opportunities Explorer Fund
February 28, 2015 (unaudited)

INVESTMENT COMPANIES - 6.99%	Shares Held	Value(000	's)		Principal
				BONDS (continued)	Amount (000's) Value (000's)
Publicly Traded Investment Fund - 6.99%
BlackRock Liquidity Funds FedFund Portfolio	1,377,222	$1,377		Healthcare - Services - 0.63%
				Centene Corp
TOTAL INVESTMENT COMPANIES		$1,377		4.75%, 05/15/2022	$120	$124
PREFERRED STOCKS - 1.28%	Shares Held	Value(000	's)

Banks- 1.28%				Holding Companies - Diversified - 0.18%
CoBank ACB 6.20%	2,500	252		Argos Merger Sub Inc
				7.13%, 03/15/2023 (a),(c)	35	36
TOTAL PREFERRED STOCKS		$252
	Principal			Home Builders - 0.75%
BONDS- 83.19%	Amount (000's)	Value(000	's)	WCI Communities Inc
				6.88%, 08/15/2021	145	148
Automobile Manufacturers - 2.04%
General Motors Financial Co Inc
4.00%, 01/15/2025	$145	$149		Insurance - 4.81%
Jaguar Land Rover Automotive PLC				MetLife Capital Trust IV
5.63%, 02/01/2023 (a)	175	188		7.88%, 12/15/2067 (a)	610	782
Navistar International Corp				Voya Financial Inc
8.25%, 11/01/2021	65	65		5.65%, 05/15/2053 (b)	160	166
		$402				$948

Banks- 10.32%				Internet - 3.33%
Bank of America Corp				Alibaba Group Holding Ltd
5.13%, 12/29/2049 (b)	500	493		3.60%, 11/28/2024 (a)	650	655
Barclays PLC
8.25%, 12/29/2049 (b)	200	214
				Iron & Steel - 0.68%
Citigroup Inc				Signode Industrial Group Lux SA/Signode
5.80%, 11/29/2049 (b)	250	253
				Industrial Group US Inc
HSBC USA Inc				6.38%, 05/01/2022 (a)	135	133
2.35%, 03/05/2020(c)	225	225
Intesa Sanpaolo SpA
5.02%, 06/26/2024 (a)	250	257		Media- 5.70%
JP Morgan Chase & Co				DISH DBS Corp
5.00%, 12/29/2049 (b)	600	590		6.75%, 06/01/2021	135	144
		$2,032		Time Warner Cable Inc
				7.30%, 07/01/2038	550	717
Building Materials - 3.72%				VTR Finance BV
Cemex SAB de CV				6.88%, 01/15/2024 (a)	200	209
7.25%, 01/15/2021(a)	200	214
				WideOpenWest Finance LLC /
Owens Corning				WideOpenWest Capital Corp
4.20%, 12/01/2024	500	518		10.25%, 07/15/2019	50	53
		$732				$1,123

Chemicals - 1.78%				Metal Fabrication & Hardware - 0.66%
Consolidated Energy Finance SA				Wise Metals Intermediate Holdings LLC/Wise
6.75%, 10/15/2019 (a)	200	198
				Holdings Finance Corp
NOVA Chemicals Corp				9.75%, PIK 10.50%, 06/15/2019 (a),(d)	120	130
5.25%, 08/01/2023(a)	145	153
		$351
				Mining - 2.74%
Electronics - 2.58%				Freeport-McMoRan Inc
Keysight Technologies Inc				5.40%, 11/14/2034	600	540
4.55%, 10/30/2024 (a)	500	507

				Mortgage Backed Securities - 5.83%
Engineering & Construction - 3.83%				CD 2007-CD4 Commercial Mortgage Trust
SBA Tower Trust				5.37%, 12/11/2049	200	209
2.90%, 10/15/2044 (a)	750	755		Commercial Mortgage Pass Through
				Certificates
				4.77%, 10/15/2045 (a),(b)	200	213
Entertainment - 0.77%
CCM Merger Inc				Fannie Mae REMICS
9.13%, 05/01/2019 (a)	140	152		6.48%, 12/25/2036 (b)	482	91
				JP Morgan Chase Commercial Mortgage
				Securities Trust 2007-C1
Food- 2.61%				5.98%, 02/15/2051 (b)	200	216
Grupo Bimbo SAB de CV				JPMBB Commercial Mortgage Securities
4.88%, 06/27/2044 (a)	500	513		Trust 2014-C24
				1.09%, 11/15/2047 (b)	2,721	185
				4.43%, 11/15/2047 (b)	225	233
Forest Products & Paper - 1.09%
Sappi Papier Holding GmbH						$1,147
8.38%, 06/15/2019 (a)	200	215
				Oil & Gas - 7.49%
				Canadian Natural Resources Ltd
				5.85%, 02/01/2035	435	483
				Chaparral Energy Inc
				9.88%, 10/01/2020	95	77

See accompanying notes.

Schedule of Investments
Credit Opportunities Explorer Fund
February 28, 2015 (unaudited)

	Principal		SENIOR FLOATING RATE INTERESTS	Principal
BONDS (continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

Oil & Gas (continued)			Automobile Manufacturers - 0.35%
EP Energy LLC / Everest Acquisition Finance			Navistar Inc, Term Loan B
Inc			5.75%, 08/17/2017 (b)		$70	$70
7.75%, 09/01/2022	$40	$41
9.38%, 05/01/2020	75	80
Halcon Resources Corp			Chemicals - 0.25%
			AZ Chem US Inc, Term Loan
9.75%, 07/15/2020	85	66	7.50%, 06/10/2022 (b)		50	49
Ocean Rig UDW Inc
7.25%, 04/01/2019 (a)	175	106
Pacific Rubiales Energy Corp			Electronics - 0.34%
5.38%, 01/26/2019 (a)	500	369	Isola USA Corp, Term Loan B
5.63%, 01/19/2025 (a)	250	164	9.25%, 11/29/2018 (b)		69	67
Seventy Seven Operating LLC

6.63%, 11/15/2019	110	88	Entertainment - 0.50%
		$1,474	CCM Merger Inc, Term Loan B
Pharmaceuticals - 2.77%			4.50%, 07/30/2021 (b)		98	98
Forest Laboratories Inc
4.88%, 02/15/2021 (a)	500	545
			Forest Products & Paper - 0.46%
			NewPage Corp, Term Loan B
Pipelines - 4.45%			9.50%, 02/05/2021 (b)		93	90
Kinder Morgan Inc/DE
5.55%, 06/01/2045	400	429	Healthcare - Services - 0.47%
Williams Partners LP			MPH Acquisition Holdings LLC, Term Loan
5.10%, 09/15/2045 (c)	450	447
			B
		$876	3.75%, 03/19/2021 (b)		92	92
Private Equity - 2.60%
Apollo Management Holdings LP			Insurance - 0.51%
4.00%, 05/30/2024 (a)	500	511
			Asurion LLC, Term Loan
			8.50%, 02/19/2021 (b)		100	101
Retail - 1.47%
Family Tree Escrow LLC			Mining - 0.88%
5.75%, 03/01/2023 (a)	95	100
			American Rock Salt Co LLC, Term Loan
Landry's Holdings II Inc			8.00%, 05/16/2022 (b)		100	99
10.25%, 01/01/2018 (a)	120	125
			FMG Resources August 2006 Pty Ltd, Term
New Academy Finance Co LLC / New			Loan B
Academy Finance Corp			3.75%, 06/30/2019 (b)		80	74
8.00%, PIK 8.75%, 06/15/2018 (a),(d)	65	65
						$173
		$290
			Oil & Gas - 0.39%
Software - 0.90%			Drillships Financing Holding Inc, Term Loan
Activision Blizzard Inc			B1
6.13%, 09/15/2023 (a)	160	177	6.00%, 03/31/2021 (b)		99	78

Telecommunications - 7.54%			REITS- 0.05%
Altice Finco SA			iStar Financial Inc, Term Loan A2
8.13%, 01/15/2024 (a)	200	212	0.00%, 03/19/2017 (b),(e)		10	10
Sprint Corp
7.13%, 06/15/2024	145	144	TOTAL SENIOR FLOATING RATE INTERESTS			$928
Verizon Communications Inc			Total Investments			$18,936
6.55%, 09/15/2043	700	920	Other Assets in Excess of Liabilities, Net - 3.83%			$754
Wind Acquisition Finance SA			TOTAL NET ASSETS - 100.00%			$19,690
7.38%, 04/23/2021 (a)	200	209
		$1,485
			(a)	Security exempt from registration under Rule 144A of the Securities Act of
Transportation - 1.92%			1933. These securities may be resold in transactions exempt from
Eletson Holdings			registration, normally to qualified institutional buyers. At the end of the
9.63%, 01/15/2022 (a)	145	142
			period, the value of these securities totaled $8,271 or 42.01% of net assets
Navios Maritime Acquisition Corp / Navios			(b)	Variable Rate. Rate shown is in effect at February 28, 2015.
Acquisition Finance US Inc			(c) Security purchased on a when-issued basis.
8.13%, 11/15/2021 (a)	120	120
			(d)	Payment in kind; the issuer has the option of paying additional securities
Navios South American Logistics Inc / Navios			in lieu of cash.
Logistics Finance US Inc			(e)	This Senior Floating Rate Note will settle after February 28, 2015, at
7.25%, 05/01/2022 (a)	120	116
			which time the interest rate will be determined.
		$378
TOTAL BONDS		$16,379
SENIOR FLOATING RATE INTERESTS - Principal
4.71%	Amount (000's) Value (000's)

Aerospace & Defense - 0.51%
B/E Aerospace Inc, Term Loan B
4.00%, 11/19/2021 (b)	$100	$100

See accompanying notes.

		Schedule of Investments
Credit Opportunities Explorer Fund
February 28, 2015 (unaudited)

Portfolio Summary (unaudited)
Sector		Percent
Financial		19.58%
Communications		16.57%
Industrial		13.55%
Energy		12.33%
Basic Materials		7.88%
Exchange Traded Funds		6.99%
Consumer, Non-cyclical		6.47%
Consumer, Cyclical		5.89%
Mortgage Securities		5.83%
Technology		0.90%
Diversified		0.18%
Other Assets in Excess of Liabilities, Net		3.83%
TOTAL NET ASSETS		100.00%

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
US 10 Year Note; June 2015	Long	8	$1,024	$1,023	$(1)
US 5 Year Note; June 2015	Long	15	1,786	1,789	3
US Long Bond; June 2015	Long	4	646	647	1
US Ultra Bond; June 2015	Short	12	2,008	2,019	(11)
Total					$(8)

Amounts in thousands except contracts

See accompanying notes.

Schedule of Investments
Diversified Real Asset Fund
February 28, 2015 (unaudited)

COMMON STOCKS - 52.43%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Agriculture - 0.30%			Electronics - 0.11%
Adecoagro SA (a)	35,150	$311	Trimble Navigation Ltd (a)	146,157	$3,821
Archer-Daniels-Midland Co	91,538	4,383
Bunge Ltd	53,858	4,404	Engineering & Construction - 1.29%
Japfa Comfeed Indonesia Tbk PT (b)	2,729,300	190
			Aeroports de Paris	24,600	2,996
SLC Agricola SA	175,500	854	Beijing Capital International Airport Co Ltd	1,703,800	1,606
		$10,142	Ferrovial SA	531,612	11,247
Automobile Manufacturers - 0.10%			Flughafen Zuerich AG	8,700	6,233
Mahindra & Mahindra Ltd	146,179	3,045	SBA Communications Corp (a)	177,200	22,099
Mahindra & Mahindra Ltd - Warrants (a),(c)	26,656	552			$44,181
		$3,597	Food - 1.28%
Beverages - 0.03%			Ajinomoto Co Inc	109,000	2,099
Mcleod Russel India Ltd - Warrants (a),(c)	255,982	959	Almarai Co - Warrants (a),(c)	58,477	1,259
			Aryzta AG (a)	27,818	2,225
			Cal-Maine Foods Inc	62,245	2,342
Building Materials - 0.23%			China Mengniu Dairy Co Ltd	291,000	1,314
Ainsworth Lumber Co Ltd (a)	455,808	1,229	ConAgra Foods Inc	125,786	4,400
Boise Cascade Co (a)	33,183	1,182	Cosan Ltd	124,438	940
Duratex SA	398,100	1,064	Darling Ingredients Inc (a)	141,870	2,471
Louisiana-Pacific Corp (a)	185,173	3,117	Fuji Oil Co Ltd/Osaka	110,700	1,538
Norbord Inc	64,276	1,315	Hormel Foods Corp	64,053	3,748
		$7,907	Iwatsuka Confectionery Co Ltd (b)	21,300	1,131
Chemicals - 1.68%			JBS SA	387,700	1,710
Agrium Inc	70,728	8,169	Kato Sangyo Co Ltd	37,200	744
			Marfrig Global Foods SA (a)	518,100	880
CF Industries Holdings Inc	18,514	5,670
China BlueChemical Ltd	3,720,000	1,496	McCormick & Co Inc/MD	33,708	2,541
Givaudan SA (a)	2,312	4,440	NH Foods Ltd	35,000	799
Israel Chemicals Ltd	391,605	2,727	Saputo Inc	123,698	3,594
K+S AG	26,695	862	Sysco Corp	77,624	3,027
Koninklijke DSM NV	45,772	2,552	Tate & Lyle PLC	211,120	1,932
Mosaic Co/The	143,666	7,652	Tingyi Cayman Islands Holding Corp	582,000	1,466
Novozymes A/S	19,923	967	Toyo Suisan Kaisha Ltd	57,300	2,050
Potash Corp of Saskatchewan Inc	65,638	2,355	Tyson Foods Inc	44,003	1,818
Potash Corp of Saskatchewan Inc	148,991	5,348			$44,028
Saudi Arabian Fertilizer Co - Warrants (a),(c)	20,164	808
			Forest Products & Paper - 2.33%
Sensient Technologies Corp	34,074	2,167	Acadian Timber Corp	77,301	1,068
Syngenta AG	19,735	6,974	BillerudKorsnas AB	69,260	1,099
Tessenderlo Chemie NV (a)	81,006	2,231	Canfor Corp (a)	188,476	4,327
Yara International ASA	60,364	3,320	Clearwater Paper Corp (a)	16,063	981
		$57,738	Deltic Timber Corp	94,155	6,231
Coal - 0.04%			Empresas CMPC SA	2,216,322	5,775
			Fibria Celulose SA ADR(a)	412,685	5,348
Consol Energy Inc	43,432	1,399
			Holmen AB	96,098	3,340
			Interfor Corp (a)	167,751	2,815
Commercial Services - 1.19%			International Paper Co	60,977	3,440
Atlantia SpA	531,400	13,988	Klabin SA	1,211,000	6,825
CCR SA	472,600	2,775	Masisa SA	3,846,068	134
COSCO Pacific Ltd	5,005,900	7,215	Metsa Board OYJ	110,397	722
Multi-Color Corp	31,689	2,164	Metsa Board OYJ - Rights (a),(b),(c)	110,397	22
Transurban Group	2,040,993	14,585	Mondi PLC	338,998	6,945
		$40,727	Pope Resources a Delaware LP (b)	42,932	2,698
Consumer Products - 0.06%			Portucel SA	175,118	772
Kimberly-Clark Corp	18,731	2,054	Smurfit Kappa Group PLC	121,747	3,405
			Smurfit Kappa Group PLC	27,633	773
			Stora Enso OYJ	391,484	3,759
Cosmetics & Personal Care - 0.23%			Sumitomo Forestry Co Ltd	102,700	1,071
Svenska Cellulosa AB SCA	215,813	5,360	Suzano Papel e Celulose SA	1,155,900	4,911
Unicharm Corp	95,300	2,639	TFS Corp Ltd	1,301,157	1,872
		$7,999	UPM-Kymmene OYJ	192,863	3,618
			Wausau Paper Corp	51,461	483
Electric - 1.49%			West Fraser Timber Co Ltd	104,046	5,665
Eversource Energy	117,900	6,101	Western Forest Products Inc	1,083,943	1,847
GDF Suez	132,900	2,949			$79,946
HK Electric Investments & HK Electric	2,200,700	1,491
Investments Ltd (d)			Gas - 4.03%
Infraestructura Energetica Nova SAB de CV	444,400	2,341	AGL Resources Inc	110,700	5,437
ITC Holdings Corp	313,400	12,138	Beijing Enterprises Holdings Ltd	942,900	7,000
Origin Energy Ltd	688,300	6,557	CenterPoint Energy Inc	525,900	10,933
PG&E Corp	306,000	16,441	ENN Energy Holdings Ltd	1,542,100	8,188
UIL Holdings Corp	66,300	3,351	National Grid PLC	2,139,000	29,259
		$51,369	NiSource Inc	277,600	11,912
			ONE Gas Inc	154,743	6,439
			Sempra Energy	210,900	22,819

See accompanying notes.

Schedule of Investments
Diversified Real Asset Fund
February 28, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Gas (continued)			Mining (continued)
Snam SpA	3,100,500	$15,691	Tahoe Resources Inc	23,612	$330
Tokyo Gas Co Ltd	2,438,000	14,854			$14,860
Western Gas Equity Partners LP	96,300	6,023
		$138,555	Miscellaneous Manufacturing - 0.08%
			LSB Industries Inc (a)	45,313	1,703
Healthcare - Services - 0.06%			Raven Industries Inc	56,295	1,173
Brookdale Senior Living Inc (a)	55,890	2,096			$2,876

			Oil & Gas - 1.72%
Holding Companies - Diversified - 0.38%			Africa Oil Corp (a)	22,619	43
Cengage Learning Holdings II LP	11,792	259	Africa Oil Corp (a)	6,686	13
China Merchants Holdings International Co	1,760,400	6,697	Anadarko Petroleum Corp	40,233	3,389
Ltd			Antero Midstream Partners LP	222,924	5,796
Empresas COPEC SA	220,413	2,587	Antero Resources Corp (a)	21,591	852
Wharf Holdings Ltd/The	462,233	3,370	Bankers Petroleum Ltd (a)	97,964	237
		$12,913	Bonanza Creek Energy Inc (a)	18,454	497
			Canadian Natural Resources Ltd	19,253	561
Home Builders - 0.25%			Cheniere Energy Inc (a)	10,714	864
DR Horton Inc	51,378	1,403	Cimarex Energy Co	14,119	1,549
Lennar Corp	76,298	3,831	Cobalt International Energy Inc (a)	49,215	504
Pulte Group Inc	114,804	2,590	Concho Resources Inc (a)	28,765	3,133
Toll Brothers Inc (a)	19,455	745
			Crew Energy Inc (a)	62,050	284
		$8,569	Devon Energy Corp	40,664	2,505
Home Furnishings - 0.07%			EOG Resources Inc	29,907	2,683
Rational AG	6,448	2,306	Genel Energy PLC (a)	52,784	474
			Gulfport Energy Corp (a)	21,458	983
			Hess Corp	13,584	1,020
Iron & Steel - 0.03%			Kosmos Energy Ltd (a)	40,773	366
Reliance Steel & Aluminum Co	16,310	930	Laredo Petroleum Inc (a)	64,582	770
			Lekoil Ltd (a)	314,489	124
Leisure Products & Services - 0.03%			Marathon Oil Corp	54,312	1,513
Ardent Leisure Group	546,387	1,021	Marathon Petroleum Corp	24,160	2,537
			MEG Energy Corp (a),(d)	6,400	107
			MEG Energy Corp (a)	33,523	561
Lodging - 0.05%			Newfield Exploration Co (a)	17,779	587
Accor SA	30,366	1,588	Noble Energy Inc	60,222	2,844
			NuVista Energy Ltd (a)	53,691	352
Machinery - Diversified - 0.99%			Oasis Petroleum Inc (a)	21,390	307
AGCO Corp	169,523	8,432	Occidental Petroleum Corp	17,292	1,347
ANDRITZ AG	40,151	2,313	Oil Search Ltd	67,098	426
Deere & Co	105,056	9,518	Patterson-UTI Energy Inc	47,286	884
Kubota Corp	420,000	6,847	PDC Energy Inc (a)	29,395	1,519
Manitowoc Co Inc/The	135,697	3,003	Phillips 66	22,173	1,740
Middleby Corp/The (a)	17,602	1,876	Pioneer Natural Resources Co	6,832	1,042
Valmet OYJ	162,314	2,140	Range Resources Corp	26,910	1,333
		$34,129	Rice Energy Inc (a)	37,201	728
			Rosetta Resources Inc (a)	38,491	682
Metal Fabrication & Hardware - 0.06%			Rowan Cos PLC	19,345	418
Valmont Industries Inc	17,303	2,157	Seven Generations Energy Ltd (a)	21,451	312
			Southwestern Energy Co (a)	13,969	350
Mining - 0.43%			Suncor Energy Inc	77,754	2,340
African Rainbow Minerals Ltd	36,224	380	Tullow Oil PLC	45,934	273
Agnico Eagle Mines Ltd	26,052	838	Valero Energy Partners LP (b)	162,992	8,686
Alacer Gold Corp	136,196	295	Western Refining Inc	16,262	766
B2Gold Corp (a)	292,487	494	Whiting Petroleum Corp (a)	27,907	944
Barrick Gold Corp	65,767	856			$59,245
BHP Billiton Ltd ADR	21,866	1,148	Oil & Gas Services - 0.74%
Constellium NV (a)	57,322	1,084
			Cameron International Corp (a)	49,331	2,322
Eldorado Gold Corp	162,202	935	Core Laboratories NV	5,137	565
First Quantum Minerals Ltd	78,841	1,000	Dril-Quip Inc (a)	23,331	1,695
Freeport-McMoRan Inc	20,838	451	Flotek Industries Inc (a)	35,902	613
Glencore PLC	278,605	1,287	Halliburton Co	52,436	2,252
Guyana Goldfields Inc (a),(c)	31,955	83
			Independence Contract Drilling Inc (a)	44,178	252
Guyana Goldfields Inc (a)	117,225	306
Ivanhoe Mines Ltd (a)	103,713	69	National Oilwell Varco Inc	16,477	896
Kinross Gold Corp (a)	109,514	311	Schlumberger Ltd	33,570	2,825
Lundin Mining Corp (a)	138,901	606	Superior Energy Services Inc	48,952	1,096
Northern Dynasty Minerals Ltd (a)	29,655	15	Targa Resources Corp	130,662	13,011
Platinum Group Metals Ltd (a)	57,507	31			$25,527
Randgold Resources Ltd ADR	20,068	1,589	Packaging & Containers - 1.08%
Rio Tinto PLC ADR	28,249	1,394	Ball Corp	78,007	5,594
Silver Wheaton Corp	26,633	575	Crown Holdings Inc (a)	67,889	3,598
Southern Copper Corp	26,309	783	FP Corp	48,100	1,669
			Graphic Packaging Holding Co	372,291	5,618

See accompanying notes.

Schedule of Investments
Diversified Real Asset Fund
February 28, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Packaging & Containers (continued)			REITS (continued)
Huhtamaki OYJ	24,538	$725	Apartment Investment & Management Co	123,993	$4,672
KapStone Paper and Packaging Corp	67,513	2,326	Astro Japan Property Group	78,704	312
Mayr Melnhof Karton AG	5,096	541	AvalonBay Communities Inc	42,515	7,157
MeadWestvaco Corp	68,656	3,643	Boardwalk Real Estate Investment Trust	29,435	1,395
Packaging Corp of America	55,223	4,576	Boston Properties Inc	49,734	6,834
Rexam PLC	401,397	3,443	Camden Property Trust	45,365	3,302
Rock-Tenn Co	57,505	3,947	Canadian Real Estate Investment Trust	6,425	241
Sealed Air Corp	29,763	1,403	CapitaMall Trust	1,635,000	2,532
		$37,083	CatchMark Timber Trust Inc	156,391	1,897
			CBL & Associates Properties Inc	44,421	889
Pharmaceuticals - 0.07%			Crown Castle International Corp	291,900	25,194
Neogen Corp (a)	10,998	562
			CubeSmart	208,584	4,839
Zoetis Inc	40,069	1,847	Daiwa Office Investment Corp	343	1,959
		$2,409	DDR Corp	160,272	3,036
Pipelines - 17.80%			Duke Realty Corp	189,107	4,039
Buckeye Partners LP	342,681	26,640	Education Realty Trust Inc	44,746	1,569
Columbia Pipeline Partners LP (a)	174,930	4,844	EPR Properties	39,900	2,434
DCP Midstream Partners LP	348,128	13,855	Equity One Inc	109,634	2,936
Enbridge Energy Partners LP	378,149	14,820	Equity Residential	48,857	3,763
Enbridge Inc	701,012	32,597	Essex Property Trust Inc	44,980	10,005
Energy Transfer Equity LP	744,864	47,574	Extra Space Storage Inc	57,558	3,786
EnLink Midstream Partners LP	155,982	4,190	Federal Realty Investment Trust	27,056	3,843
Enterprise Products Partners LP	1,407,843	46,937	Federation Centres	1,040,042	2,418
Genesis Energy LP	195,026	8,971	First Industrial Realty Trust Inc	167,748	3,570
Inter Pipeline Ltd	395,500	10,504	General Growth Properties Inc	217,035	6,296
Kinder Morgan Inc/DE	844,395	34,629	Goodman Group	875,615	4,263
Koninklijke Vopak NV	53,900	2,830	Great Portland Estates PLC	414,088	5,116
Magellan Midstream Partners LP	571,185	46,951	Hammerson PLC	303,567	3,162
MarkWest Energy Partners LP	364,118	23,649	Health Care REIT Inc	90,860	7,006
MPLX LP	212,627	17,478	Host Hotels & Resorts Inc	214,118	4,496
ONEOK Inc	286,821	12,695	Kenedix Office Investment Corp	525	3,001
Pembina Pipeline Corp	374,040	11,932	Kenedix Retail REIT Corp (a)	156	357
Phillips 66 Partners LP	161,428	11,492	Kilroy Realty Corp	62,940	4,656
Plains All American Pipeline LP	836,045	41,710	Klepierre	111,237	5,432
Plains GP Holdings LP	212,157	6,076	Land Securities Group PLC	400,344	7,748
Regency Energy Partners LP	300,175	7,321	Link REIT/The	112,500	719
Shell Midstream Partners LP	173,102	6,761	Mirvac Group	4,823,911	7,827
Spectra Energy Corp	875,521	31,073	Nippon Building Fund Inc	582	2,927
Sunoco Logistics Partners LP	753,595	33,324	Paramount Group Inc	98,049	1,799
Targa Resources Partners LP	137,055	6,006	Pebblebrook Hotel Trust	106,327	5,165
Tesoro Logistics LP	334,913	19,231	Plum Creek Timber Co Inc	216,428	9,402
TransCanada Corp	422,500	18,518	Potlatch Corp	156,288	6,241
Veresen Inc	457,500	5,694	Prologis Inc	195,443	8,347
Western Gas Partners LP	250,517	17,431	Public Storage	23,115	4,559
Williams Cos Inc/The	939,150	46,057	Rayonier Inc	326,293	8,944
		$611,790	Saul Centers Inc	21,171	1,140
			Simon Property Group Inc	106,927	20,355
Publicly Traded Investment Fund - 0.01%			SL Green Realty Corp	59,586	7,563
Phaunos Timber Fund Ltd (a)	785,432	302	Spring Real Estate Investment Trust	1,765,000	848
			Stockland	763,771	2,796
Real Estate - 1.87%			STORE Capital Corp	43,164	977
			Strategic Hotels & Resorts Inc (a)	188,267	2,470
CapitaLand Ltd	1,226,200	3,228
China Resources Land Ltd	1,044,444	2,774	Sun Communities Inc	33,780	2,283
Deutsche Wohnen AG	185,306	5,104	Sunstone Hotel Investors Inc	200,857	3,505
Fabege AB	225,802	3,429	Taubman Centers Inc	31,705	2,294
Hongkong Land Holdings Ltd	700,200	5,289	Unibail-Rodamco SE	13,492	3,882
Kerry Properties Ltd	436,500	1,457	Urban Edge Properties	28,399	680
LEG Immobilien AG	28,019	2,304	Ventas Inc	114,685	8,541
Mitsubishi Estate Co Ltd	386,600	9,033	Vornado Realty Trust	53,319	5,867
Mitsui Fudosan Co Ltd	348,000	9,563	Wereldhave NV	32,933	2,263
New World Development Co Ltd	2,473,000	2,915	Westfield Corp	870,693	6,668
Nomura Real Estate Holdings Inc	104,900	1,857	Weyerhaeuser Co	298,738	10,489
Shimao Property Holdings Ltd	553,000	1,174	Workspace Group PLC	283,312	3,758
Sponda OYJ	353,481	1,771	WP GLIMCHER Inc	47,623	825
ST Modwen Properties PLC	187,293	1,401			$340,086
Sun Hung Kai Properties Ltd	451,750	7,079	Storage & Warehousing - 0.04%
UNITE Group PLC/The	442,939	3,759	Safestore Holdings PLC	327,493	1,411
Wihlborgs Fastigheter AB	102,042	2,154
		$64,291
			Telecommunications - 0.42%
REITS - 9.89%			Eutelsat Communications SA	171,173	5,842
American Realty Capital Properties Inc	193,921	1,902	SES SA	247,300	8,512
American Tower Corp	412,498	40,895			$14,354

See accompanying notes.

Schedule of Investments
Diversified Real Asset Fund
February 28, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)		Principal

Textiles - 0.07%				BONDS (continued)	Amount (000's) Value (000's)
Mohawk Industries Inc (a)	13,183	$2,430		Media- 0.01%
				iHeartCommunications Inc

Transportation - 0.94%				9.00%, 12/15/2019		$523	$516
ALL - America Latina Logistica SA	771,200	1,516
Groupe Eurotunnel SE	883,000	12,065		Sovereign - 0.97%
Kansas City Southern	55,200	6,394		Bundesrepublik Deutschland Bundesobligation
Union Pacific Corp	102,900	12,375		Inflation Linked Bond
		$32,350		0.75%, 04/15/2018	EUR	1,352	1,565
				Deutsche Bundesrepublik Inflation Linked
Water- 0.96%				Bond
American Water Works Co Inc	310,900	16,814		1.50%, 04/15/2016		8,368	9,459
Severn Trent PLC	241,900	7,573		Italy Buoni Poliennali Del Tesoro
United Utilities Group PLC	601,600	8,776		2.10%, 09/15/2016		1,234	1,420
		$33,163		2.35%, 09/15/2024 (d)		5,541	7,401
TOTAL COMMON STOCKS		$1,802,308		2.55%, 09/15/2041		694	1,080
INVESTMENT COMPANIES - 3.67%	Shares Held	Value(000	's)	2.60%, 09/15/2023		336	453
Publicly Traded Investment Fund - 3.67%				Mexican Udibonos
BlackRock Liquidity Funds FedFund Portfolio	5,953,412	5,953		4.00%, 06/13/2019	MXN	76,646	5,573
JP Morgan Prime Money Market Fund	120,100,151	120,101		New Zealand Government Bond
				3.06%, 09/20/2030 (e)	NZD	7,032	6,250
		$126,054
TOTAL INVESTMENT COMPANIES		$126,054					$33,201
	Principal			TOTAL BONDS			$325,868
BONDS- 9.48%	Amount (000's)	Value(000	's)	COMMODITY INDEXED STRUCTURED	Principal
				NOTES- 4.61%	Amount (000's) Value (000's)
Federal & Federally Sponsored Credit - 2.08%
Federal Farm Credit Banks				Banks- 4.61%
0.16%, 08/01/2016 (e)	$9,000	$9,001		Bank of America Corp; Dow Jones - UBS
0.16%, 11/22/2016 (e)	15,000	15,001		Commodity Index Linked Note
0.19%, 09/19/2016 (e)	10,000	10,000		0.02%, 04/28/2016 (e)		$15,900	15,799
0.21%, 02/13/2017(e)	7,300	7,308		BNP Paribas SA; Dow Jones - UBS
0.27%, 06/20/2016 (e)	7,800	7,810		Commodity Index Linked Note
0.28%, 07/27/2016 (e)	8,800	8,812		0.05%, 01/28/2016 (e)		13,100	11,506
0.30%, 11/07/2016 (e)	4,200	4,207		0.05%, 02/25/2016 (e)		11,700	12,369
				0.05%, 03/18/2016 (e)		2,800	3,015
Federal Farm Credit Discount Notes
0.24%, 12/08/2015 (f)	9,400	9,387		CIBC; Dow Jones - UBS Commodity Index
		$71,526		Linked Note
				0.06%, 02/08/2016 (e)		7,100	7,054
Finance - Mortgage Loan/Banker - 6.42%				0.09%, 02/08/2016 (e)		3,560	2,605
Fannie Mae				0.11%, 03/15/2016 (e)		4,000	4,312
0.18%, 07/25/2016 (e)	14,000	14,007		0.17%, 02/08/2016 (e)		7,600	6,457
0.19%, 08/15/2016 (e)	11,750	11,757		Deutsche Bank AG/London; Dow Jones - UBS
0.19%, 01/26/2017 (e)	12,000	12,006		Commodity Index Linked Note
0.48%, 10/03/2016(e)	9,500	9,543		0.03%, 02/19/2016 (d),(e)		3,300	2,803
Fannie Mae Discount Notes				0.03%, 03/31/2016 (d),(e)		9,600	8,477
0.12%, 05/04/2015 (f)	6,000	6,000		0.03%, 04/14/2016 (d),(e)		11,800	12,330
0.15%, 10/01/2015 (f)	9,000	8,994		JP Morgan Chase Bank NA; Dow Jones - UBS
Federal Home Loan Bank Discount Notes				Commodity Index Linked Note
0.23%, 01/22/2016 (f)	12,000	11,977		0.09%, 02/11/2016 (d),(e)		3,100	2,468
0.24%, 01/26/2016 (f)	8,000	7,985		0.10%, 02/11/2016 (d),(e)		4,500	3,566
0.25%, 02/08/2016 (f)	8,000	7,982		0.10%, 02/25/2016 (e)		9,300	7,455
Federal Home Loan Banks				0.11%, 03/31/2016 (d),(e)		6,000	6,353
0.22%, 08/19/2015 (e)	7,500	7,504		Royal Bank of Canada; Dow Jones - UBS
0.22%, 10/07/2015 (e)	5,550	5,554		Commodity Index Linked Note
0.22%, 10/07/2015 (e)	13,000	13,008		0.07%, 02/02/2016 (d),(e)		5,350	3,914
0.22%, 10/07/2015 (e)	8,000	8,005		0.07%, 03/08/2016 (d),(e)		3,520	3,791
0.22%, 12/04/2015	5,000	5,000		0.07%, 03/08/2016 (d),(e)		2,900	3,126
0.34%, 02/22/2016	5,500	5,502		0.07%, 03/21/2016 (d),(e)		10,600	9,008
0.35%, 01/28/2016	5,000	5,002		Societe Generale SA; Dow Jones - UBS
1.30%, 08/11/2016	4,500	4,521		Commodity Index Linked Note
Freddie Mac				0.17%, 03/07/2016 (d),(e)		7,000	6,409
0.16%, 12/12/2016 (e)	10,000	10,001		0.17%, 03/29/2016 (d),(e)		8,800	7,948
0.17%, 07/21/2016 (e)	12,000	12,005		UBS AG; Dow Jones - UBS Commodity
0.18%, 01/12/2017 (e)	6,000	5,999		Index Linked Note
0.18%, 01/13/2017 (e)	12,000	12,006		0.09%, 01/26/2016 (e)		2,800	1,966
0.27%, 12/09/2015	6,000	5,996		0.09%, 03/15/2016 (e)		3,500	2,787
0.50%, 05/27/2016	10,500	10,494		0.10%, 01/26/2016 (e)		4,700	4,640
0.70%, 01/30/2017	4,000	3,988		0.11%, 03/15/2016 (e)		5,200	4,568
Freddie Mac Discount Notes				0.11%, 04/18/2016 (e)		3,400	3,618
0.16%, 08/05/2015 (f)	7,000	6,998					$158,344
0.17%, 11/04/2015 (f)	8,800	8,791		TOTAL COMMODITY INDEXED STRUCTURED NOTES $			158,344
		$220,625

See accompanying notes.

Schedule of Investments
Diversified Real Asset Fund
February 28, 2015 (unaudited)

SENIOR FLOATING RATE INTERESTS -	Principal		SENIOR FLOATING RATE INTERESTS	Principal
15.45%	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

Advertising - 0.20%			Commercial Services (continued)
Advantage Sales & Marketing Inc, Term			Harland Clarke Holdings Corp, Term Loan
Loan			B2
7.50%, 07/21/2022 (e)	$1,000	$997	5.51%, 06/30/2017 (e)	$484	$485
Advantage Sales & Marketing Inc, Term Loan			Harland Clarke Holdings Corp, Term Loan
B			B3
4.25%, 07/21/2021 (e)	1,796	1,786	7.00%, 04/26/2018 (e)	3,491	3,508
Affinion Group Inc, Term Loan B			Harland Clarke Holdings Corp, Term Loan
6.75%, 10/09/2016 (e)	2,736	2,598	B4
Checkout Holding Corp, Term Loan B			6.00%, 08/30/2019 (e)	975	978
4.50%, 04/03/2021 (e)	1,741	1,645	Interactive Data Corp, Term Loan B
		$7,026	4.75%, 04/23/2021 (e)	1,990	1,995
			iQor US Inc, Term Loan B
Aerospace & Defense - 0.24%			6.00%, 02/19/2021 (e)	2,891	2,747
Accudyne Industries Borrower SCA, Term			Laureate Education Inc, Term Loan B
Loan			5.00%, 06/16/2018 (e)	1,516	1,418
4.00%, 12/05/2019 (e)	411	395
			Millennium Laboratories LLC, Term Loan B
B/E Aerospace Inc, Term Loan			5.25%, 04/15/2021 (e)	3,333	3,346
4.00%, 11/19/2021 (e)	2,600	2,605
			Pharmaceutical Product Development LLC,
Sequa Corp, Term Loan B			Term Loan
5.25%, 05/29/2017 (e)	1,208	1,177
			4.00%, 12/05/2018 (e)	3,933	3,925
TransDigm Inc, Term Loan D			ServiceMaster Co LLC/The, Term Loan B
3.75%, 05/21/2021 (e)	3,980	3,965
			4.25%, 06/25/2021 (e)	8,995	8,992
		$8,142	Truven Health Analytics Inc, Term Loan B
Airlines - 0.31%			4.50%, 05/25/2019 (e)	2,523	2,491
American Airlines Inc, Term Loan B					$33,726
3.75%, 06/21/2019 (e)	2,955	2,951
4.25%, 10/08/2021 (e)	2,300	2,311	Computers - 0.08%
			Riverbed Technology Inc, Term Loan
Delta Air Lines Inc, Term Loan B			0.00%, 02/25/2022 (e),(g)	2,000	2,015
3.25%, 04/20/2017 (e)	846	845
			SunGard Data Systems Inc, Term Loan E
Delta Air Lines Inc, Term Loan B1			4.00%, 03/07/2020 (e)	872	871
3.25%, 10/18/2018 (e)	2,450	2,448
US Airways Inc, Term Loan B1					$2,886
3.50%, 05/23/2019 (e)	1,980	1,973	Consumer Products - 0.36%
		$10,528	Dell International LLC, Term Loan B
			4.50%, 03/24/2020 (e)	9,695	9,732
Automobile Manufacturers - 0.22%			Dell International LLC, Term Loan C
FCA US LLC, Term Loan B			3.75%, 09/24/2018 (e)	1,851	1,853
3.25%, 12/05/2018 (e)	7,450	7,430
			Prestige Brands Inc, Term Loan B2
			4.50%, 08/13/2021 (e)	775	775
Beverages - 0.12%					$12,360
DE Master Blenders, Term Loan
3.50%, 07/02/2021 (e)	4,000	4,000	Distribution & Wholesale - 0.14%
			HD Supply Inc, Term Loan B
			4.00%, 06/28/2018 (e)	4,674	4,661
Biotechnology - 0.05%
STHI Holding Corp, Term Loan B
4.50%, 07/30/2021 (e)	1,746	1,740	Diversified Financial Services - 0.29%
			Clipper Acquisitions Corp, Term Loan B1
			3.00%, 02/06/2020 (e)	1,960	1,921
Building Materials - 0.03%			Delos Finance Sarl, Term Loan B
Quikrete Holdings Inc, Term Loan B			3.50%, 02/26/2021 (e)	1,250	1,249
4.00%, 09/18/2020(e)	945	941	Home Loan Servicing Solutions Ltd, Term
			Loan B
			4.50%, 06/19/2020 (e)	985	955
Chemicals - 0.14%			RCS Capital Corp, Term Loan
Axalta Coating Systems US Holdings Inc,			6.50%, 03/29/2019 (e)	1,462	1,397
Term Loan
3.75%, 02/01/2020 (e)	474	470	TransFirst Inc, Term Loan
			5.50%, 11/12/2021 (e)	2,500	2,514
Minerals Technologies Inc, Term Loan B
4.00%, 04/14/2021 (e)	2,766	2,774	Walter Investment Management Corp, Term
			Loan
Univar Inc, Term Loan B			4.75%, 12/11/2020 (e)	2,201	2,028
5.00%, 06/30/2017 (e)	1,746	1,732
		$4,976			$10,064
			Electric - 0.12%
Commercial Services - 0.98%			Calpine Corp, Delay-Draw Term Loan DD
Acosta Holdco Inc, Term Loan B			4.00%, 10/30/2020 (e)	1,485	1,484
5.00%, 08/13/2021 (e)	1,425	1,432
			EFS Cogen Holdings I LLC, Term Loan B
Brand Energy & Infrastructure Services Inc,			3.75%, 12/17/2020 (e)	1,684	1,678
Term Loan B
4.75%, 11/20/2020 (e)	921	898	Energy Future Intermediate Holding Co LLC,
			DIP Term Loan
Ceridian HCM Holding Inc, Term Loan B2			4.25%, 06/19/2016 (e)	1,000	1,004
4.50%, 09/15/2020 (e)	1,083	1,070
CHG Buyer Corp, Term Loan					$4,166
9.00%, 11/13/2020 (e)	441	441

See accompanying notes.

Schedule of Investments
Diversified Real Asset Fund
February 28, 2015 (unaudited)

	SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
	(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

	Engineering & Construction - 0.06%			Healthcare - Services (continued)
	AECOM, Term Loan B			DaVita HealthCare Partners Inc, Term Loan
	3.75%, 09/17/2021 (e)	$1,919	$1,929	B
				3.50%, 06/24/2021 (e)	$1,458	$1,459
				Drumm Investors LLC, Term Loan
	Entertainment - 0.50%			6.75%, 05/04/2018 (e)	3,404	3,424
	AMC Entertainment Inc, Term Loan B
	3.50%, 04/23/2020 (e)	877	874	Genesis Healthcare LLC/DE, Term Loan B
				10.00%, 10/02/2017 (e)	549	560
	CCM Merger Inc, Term Loan B
	4.50%, 07/30/2021 (e)	1,526	1,528	HCA Inc, Term Loan A4
				2.67%, 02/02/2016 (e)	6,248	6,235
	Delta 2 Lux Sarl, Term Loan B
	7.75%, 07/29/2022 (e)	2,000	2,002	Heartland Dental LLC, Term Loan
				5.50%, 12/21/2018 (e)	2,707	2,684
	Delta 2 Lux Sarl, Term Loan B3
	4.75%, 07/30/2021 (e)	4,868	4,844	IASIS Healthcare LLC, Term Loan B2
				4.50%, 05/03/2018 (e)	4,191	4,194
	Pinnacle Entertainment Inc, Term Loan B2
	3.75%, 08/05/2020 (e)	711	710	LHP Operations Co LLC, Term Loan B
				9.00%, 06/29/2018 (e)	304	292
	SGMS Escrow Corp, Term Loan B2
	6.00%, 09/17/2021 (e)	4,000	3,992	United Surgical Partners International Inc,
				Term Loan
	William Morris Endeavor Entertainment LLC,			4.75%, 04/03/2019 (e)	5,134	5,133
	Term Loan B
	5.25%, 05/06/2021 (e)	1,990	1,985	US Renal Care Inc, Term Loan
				4.25%, 07/03/2019 (e)	1,985	1,977
	WMG Acquisition Corp, Term Loan B
	3.75%, 07/07/2020 (e)	1,311	1,285			$33,888
			$17,220	Holding Companies - Diversified - 0.60%
				Emerald Expositions Holding Inc, Term Loan
	Environmental Control - 0.02%			B
	ADS Waste Holdings Inc, Term Loan B2			4.75%, 06/17/2020 (e)	2,948	2,940
	3.75%, 10/09/2019 (e)	729	720
				MGOC Inc, Delay-Draw Term Loan B-DD
				4.25%, 07/30/2020 (e)	3,095	3,102
Food	- 1.17%			Opal Acquisition Inc, Term Loan B
	Albertson's Holdings LLC, Term Loan B3			5.00%, 11/20/2020 (e)	1,980	1,976
	5.00%, 08/04/2019 (e)	1,000	1,003	Restaurant Brands International Inc, Term
	Albertson's Holdings LLC, Term Loan B4			Loan B
	5.50%, 08/11/2021 (e)	13,400	13,513	4.50%, 09/25/2021 (e)	8,522	8,566
	Albertsons LLC, Term Loan B2			Travelport Finance Luxembourg Sarl, Term
	5.38%, 05/21/2019 (e)	4,463	4,488	Loan B
	HJ Heinz Co, Term Loan B2			6.00%, 08/13/2021 (e)	4,000	4,030
	3.50%, 03/27/2020 (e)	4,733	4,737			$20,614
	Pinnacle Foods Finance LLC, Term Loan G
	3.00%, 04/29/2020 (e)	2,175	2,161	Insurance - 0.13%
	Pinnacle Foods Finance LLC, Term Loan H			HUB International Ltd, Term Loan B
				4.25%, 09/17/2020 (e)	1,488	1,469
	3.00%, 04/29/2020 (e)	494	491
	SUPERVALU Inc, Term Loan			USI Inc/NY, Term Loan B
				4.25%, 12/27/2019 (e)	2,940	2,929
	4.50%, 03/21/2019(e)	4,456	4,462
	US Foods Inc, Term Loan B					$4,398
	4.50%, 05/31/2019 (e)	8,279	8,257	Internet - 0.28%
	Wilton Brands LLC, Term Loan B			EIG Investors Corp, Term Loan B
	7.50%, 08/22/2018 (e)	1,313	1,250	5.00%, 11/09/2019 (e)	3,387	3,395
			$40,362	Tibco Software Inc, Term Loan
				5.50%, 11/25/2015 (e)	1,500	1,500
Gas	- 0.02%			6.50%, 11/25/2020 (e)	4,167	4,150
	Southcross Holdings LP, Term Loan
	6.00%, 07/29/2021 (e)	728	680	VFH Parent LLC, Term Loan B
				5.75%, 11/05/2019 (e)	307	306
				Zayo Group LLC, Term Loan B
	Healthcare - Products - 0.60%			4.00%, 06/15/2019 (e)	300	300
	Carestream Health Inc, Term Loan					$9,651
	9.50%, 12/15/2019 (e)	729	724
	Carestream Health Inc, Term Loan B			Investment Companies - 0.01%
	5.00%, 06/05/2019 (e)	4,576	4,580	American Capital Ltd, Term Loan B
				3.50%, 08/22/2017 (e)	327	326
	Kinetic Concepts Inc, Term Loan E1
	4.00%, 05/04/2018 (e)	11,297	11,293
	Kinetic Concepts Inc, Term Loan E2			Leisure Products & Services - 0.14%
	3.50%, 11/04/2016 (e)	3,982	3,970	Bombardier Recreational Products Inc, Term
			$20,567	Loan B
				4.00%, 01/23/2019 (e)	2,580	2,552
	Healthcare - Services - 0.99%
	Ardent Medical Services Inc, Term Loan B			Equinox Holdings Inc, Term Loan B
				5.00%, 01/31/2020 (e)	1,228	1,231
	6.75%, 05/19/2018 (e)	547	547
	CHS/Community Health Systems Inc, Term			Sabre GLBL Inc, Term Loan B2
				4.50%, 02/19/2019 (e)	988	988
	Loan D
	4.25%, 01/27/2021 (e)	7,337	7,351			$4,771
	CHS/Community Health Systems Inc, Term			Leisure Time - 0.04%
	Loan E			Planet Fitness, Term Loan
	3.48%, 01/25/2017 (e)	32	32	4.75%, 03/26/2021 (e)	1,281	1,281

See accompanying notes.

Schedule of Investments
Diversified Real Asset Fund
February 28, 2015 (unaudited)

	SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
	(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

	Leisure Time (continued)			Media (continued)
	Sabre GLBL Inc, Term Loan C			Ziggo BV, Delay-Draw Term Loan B3-DD
	4.00%, 02/15/2018 (e)	$180	$179	3.50%, 01/15/2022 (e)	$1,960	$1,941
			$1,460	Ziggo BV, Term Loan B1
				3.50%, 01/15/2022 (e)	1,849	1,831
	Lodging - 0.53%			Ziggo BV, Term Loan B2
	Boyd Gaming Corp, Term Loan B			3.50%, 01/15/2022 (e)	1,191	1,180
	4.00%, 08/07/2020 (e)	1,868	1,868
	CityCenter Holdings LLC, Term Loan B					$78,799
	4.25%, 10/09/2020 (e)	2,273	2,274	Miscellaneous Manufacturing - 0.22%
	Hilton Worldwide Finance LLC, Term Loan			Gates Global LLC, Term Loan
	B			4.25%, 06/11/2021 (e)	7,781	7,720
	3.50%, 09/23/2020 (e)	9,954	9,946
	Intrawest Operations Group LLC, Term Loan
	B			Oil & Gas - 0.18%
	5.50%, 11/26/2020 (e)	1,114	1,117	Drillships Financing Holding Inc, Term Loan
				B1
	MGM Resorts International, Term Loan B			6.00%, 02/02/2021 (e)	1,993	1,554
	3.50%, 12/13/2019 (e)	2,942	2,931
				Fieldwood Energy LLC, Term Loan
			$18,136	8.38%, 09/20/2020 (e)	2,417	1,848
	Machinery - Construction & Mining - 0.03%			Offshore Group Investment Ltd, Term Loan
	North American Lifting Holdings Inc, Term			B
	Loan			5.75%, 03/22/2019 (e)	908	553
	5.50%, 11/26/2020 (e)	1,050	976	Pacific Drilling SA, Term Loan B
				4.50%, 05/18/2018 (e)	1,089	862
				Seadrill Operating LP, Term Loan B
	Machinery - Diversified - 0.25%			4.00%, 02/12/2021 (e)	1,082	874
	RBS Global Inc, Term Loan B			Western Refining Inc, Term Loan B
	4.00%, 05/14/2020 (e)	2,229	2,222
				4.25%, 11/25/2020 (e)	565	561
	Xerium Technologies Inc, Term Loan B					$6,252
	6.25%, 05/02/2019 (e)	2,541	2,534
	Zebra Technologies Corp, Term Loan B			Packaging & Containers - 0.15%
	4.75%, 09/30/2021 (e)	3,666	3,701	BWAY Holding Co, Term Loan B
			$8,457	5.50%, 08/07/2020 (e)	1,993	2,001
				Crown Americas LLC, Term Loan B
Media	- 2.29%			4.00%, 10/21/2022 (e)	3,000	3,026
	CCO Safari LLC, Term Loan G					$5,027
	4.25%, 08/12/2021 (e)	2,050	2,065
	Cengage Learning Acquisitions Inc, Term			Pharmaceuticals - 0.84%
	Loan EXIT			BioScrip Inc, Delay-Draw Term Loan B-DD
	7.00%, 03/06/2020(e)	1,797	1,796	6.50%, 07/22/2020 (e)	313	312
	Cumulus Media Holdings Inc, Term Loan B			BioScrip Inc, Term Loan B
	4.25%, 12/18/2020 (e)	10,936	10,861	6.50%, 06/05/2020 (e)	522	521
	Gray Television Inc, Term Loan			Catalent Pharma Solutions Inc, Term Loan B
	3.75%, 06/10/2021 (e)	594	591	4.25%, 05/07/2021 (e)	5,871	5,882
	iHeartCommunications Inc, Term Loan D-			Generic Drug Holdings Inc, Term Loan B
	EXT			5.00%, 10/04/2019 (e)	1,182	1,174
	6.92%, 01/22/2019 (e)	19,455	18,609	Grifols Worldwide Operations USA Inc, Term
	iHeartCommunications Inc, Term Loan E			Loan B
	7.67%, 07/30/2019 (e)	2,736	2,645	3.17%, 03/05/2021 (e)	1,985	1,980
	MCC Iowa LLC, Term Loan G			JLL/Delta Dutch Newco BV, Term Loan B
	4.00%, 08/15/2020 (e)	978	974	4.25%, 01/22/2021 (e)	1,990	1,975
	McGraw-Hill Global Education Holdings			Par Pharmaceutical Cos Inc, Term Loan
	LLC, Term Loan			4.25%, 09/30/2019 (e)	281	280
	5.75%, 03/22/2019 (e)	2,522	2,533	Par Pharmaceutical Cos Inc, Term Loan B2
	Mediacom Illinois LLC, Delay-Draw Term			4.00%, 09/30/2019 (e)	1,623	1,612
Loan G	-DD			PRA Holdings Inc, Term Loan
	3.75%, 06/18/2021 (e)	499	494	4.50%, 09/18/2020 (e)	4,104	4,093
	MTL Publishing LLC, Term Loan B			Quintiles Transnational Corp, Term Loan B3
	3.75%, 03/05/2018 (e)	3,053	3,045	3.75%, 06/08/2018 (e)	2,458	2,458
	Numericable US LLC, Term Loan B1			Salix Pharmaceuticals Ltd, Term Loan B
	4.50%, 04/23/2020 (e)	4,289	4,295	4.25%, 12/17/2019 (e)	1,481	1,480
	Numericable US LLC, Term Loan B2			Valeant Pharmaceuticals International Inc,
	4.50%, 04/23/2020 (e)	3,711	3,715	Term Loan BE
	Springer Science+Business Media GmbH,			3.50%, 06/26/2020 (e)	5,553	5,538
	Term Loan B3			Valeant Pharmaceuticals International Inc,
	4.75%, 08/14/2020 (e)	1,205	1,200	Term Loan D2
	Tribune Media Co, Term Loan B			3.50%, 02/13/2019 (e)	1,744	1,740
	4.00%, 11/20/2020 (e)	15,827	15,808			$29,045
	Virgin Media Investment Holdings Ltd, Term
	Loan B			Real Estate - 0.15%
	3.50%, 02/15/2020 (e)	1,500	1,495	Capital Automotive LP, Term Loan
				6.00%, 04/18/2020 (e)	1,861	1,875
	WideOpenWest Finance LLC, Term Loan B
	4.75%, 03/26/2019 (e)	3,721	3,721	Capital Automotive LP, Term Loan B
				4.00%, 04/05/2019 (e)	1,064	1,066

See accompanying notes.

Schedule of Investments
Diversified Real Asset Fund
February 28, 2015 (unaudited)

	SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
	(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

	Real Estate (continued)			Software (continued)
	Realogy Group LLC, Term Loan B			MA FinanceCo LLC, Term Loan B
	3.75%, 03/05/2020 (e)	$2,211	$2,207	5.25%, 10/07/2021 (e)	$400	$394
			$5,148	MA FinanceCo LLC, Term Loan C
				4.50%, 10/07/2021 (e)	600	587
REITS	- 0.04%			Magic Newco LLC, Term Loan B
	Starwood Property Trust Inc, Term Loan B			5.00%, 12/02/2018 (e)	1,970	1,972
	3.50%, 04/17/2020 (e)	1,234	1,220
						$28,018

				Telecommunications - 0.56%
	Retail - 0.90%			Avaya Inc, Term Loan B6
	BJ's Wholesale Club Inc, Term Loan			6.50%, 03/31/2018 (e)	3,977	3,934
	8.50%, 03/21/2020 (e)	250	248
				Cincinnati Bell Inc, Term Loan B
	BJ's Wholesale Club Inc, Term Loan B			4.00%, 08/20/2020 (e)	988	985
	4.50%, 09/26/2019 (e)	3,308	3,293
				FairPoint Communications Inc, Term Loan B
	Dollar Tree Inc, Term Loan			7.50%, 02/14/2019 (e)	3,932	3,953
	0.00%, 02/06/2022 (e),(g)	5,000	5,036
				Intelsat Jackson Holdings SA, Term Loan B2
	Doosan Infracore International Inc, Term Loan			3.75%, 06/30/2019 (e)	575	571
	B
	4.50%, 05/14/2021 (e)	2,366	2,381	Level 3 Financing Inc, Term Loan B
				4.50%, 01/31/2022 (e)	4,300	4,318
	Hillman Group Inc/The, Term Loan B
	4.50%, 06/30/2021 (e)	746	746	Syniverse Holdings Inc, Term Loan B
				4.00%, 04/23/2019 (e)	1,939	1,912
	Hudson's Bay Co, Term Loan B
	4.75%, 10/07/2020 (e)	650	651	Telx Group Inc/The, Term Loan
				7.50%, 04/03/2021 (e)	500	490
	Jo-Ann Stores LLC, Term Loan
	4.00%, 03/19/2018 (e)	1,683	1,641	Telx Group Inc/The, Term Loan B
				4.50%, 04/03/2020 (e)	995	985
	Michaels Stores Inc, Term Loan B
	3.75%, 01/24/2020 (e)	1,048	1,041	Windstream Corp, Term Loan B4
				3.50%, 01/10/2020 (e)	1,960	1,951
	New Albertsons Inc, Term Loan B
	4.75%, 06/25/2021 (e)	6,637	6,626			$19,099
	PetSmart Inc, Term Loan			Textiles - 0.06%
	0.00%, 02/18/2022 (e),(g)	2,700	2,718	Polymer Group Inc, Term Loan B
	Pilot Travel Centers LLC, Term Loan B			5.25%, 12/13/2019 (e)	2,228	2,230
	4.25%, 09/30/2021 (e)	998	1,002
	Rite Aid Corp, Term Loan 1
	5.75%, 07/07/2020 (e)	3,500	3,533	Transportation - 0.04%
	Rite Aid Corp, Term Loan 2			CEVA Group PLC, SYNTH LOC
				6.50%, 03/19/2021 (e)	371	343
	4.88%, 06/11/2021 (e)	1,500	1,504
	Serta Simmons Holdings LLC, Term Loan B			CEVA Group PLC, Term Loan
				6.50%, 03/12/2021 (e)	536	496
	4.25%, 09/19/2019 (e)	687	686
				6.50%, 03/19/2021 (e)	67	62
			$31,106	CEVA Intercompany BV, Term Loan
	Semiconductors - 0.56%			6.50%, 03/19/2021 (e)	389	359
	Avago Technologies Cayman Ltd, Term Loan					$1,260
	B			TOTAL SENIOR FLOATING RATE INTERESTS		$531,069
	3.75%, 04/16/2019 (e)	2,995	2,997	U.S. GOVERNMENT & GOVERNMENT	Principal
	Freescale Semiconductor Inc, Term Loan B4			AGENCY OBLIGATIONS - 14.74%	Amount (000's) Value (000's)
	4.25%, 02/13/2020 (e)	7,220	7,202
	Freescale Semiconductor Inc, Term Loan B5			U.S. Treasury - 1.46%
	5.00%, 01/15/2021 (e)	3,726	3,743	0.09%, 07/31/2016 (e)	$6,000	$6,000
	NXP BV, Term Loan D			0.25%, 05/15/2016	10,000	9,986
	3.25%, 01/10/2020 (e)	2,921	2,899	0.38%, 01/15/2016	10,000	10,012
	Sensata Technologies BV, Term Loan B			0.38%, 01/31/2016	5,000	5,006
	3.50%, 10/08/2021 (e)	2,494	2,503	0.38%, 03/31/2016	7,000	7,006
			$19,344	2.13%, 12/31/2015	8,500	8,633
				3.13%, 08/15/2044	3,155	3,495
	Software - 0.81%					$50,138
	Applied Systems Inc, Term Loan B
	7.50%, 01/24/2022 (e)	1,000	991	U.S. Treasury Inflation-Indexed Obligations - 13.28%
	Blackboard Inc, Term Loan B3			0.13%, 04/15/2016	24,663	24,950
	4.75%, 10/04/2018 (e)	1,440	1,438	0.13%, 04/15/2017	26,222	26,701
	BMC Software Finance Inc, Term Loan B			0.13%, 04/15/2018	20,936	21,323
	5.00%, 08/07/2020 (e)	5,073	4,849	0.13%, 04/15/2019	30,113	30,586
	Compuware Corp, Term Loan B2			0.13%, 01/15/2022	14,079	14,201
	6.25%, 12/10/2021 (e)	5,000	4,806	0.13%, 07/15/2022	6,576	6,643
	Ellucian Inc, Term Loan B			0.13%, 01/15/2023	15,629	15,697
	4.00%, 07/19/2018 (e)	5,157	5,149	0.13%, 07/15/2024	41,919	41,952
	Emdeon Inc, Term Loan B2			0.25%, 01/15/2025	4,367	4,400
	3.75%, 11/02/2018 (e)	2,915	2,906	0.38%, 07/15/2023	25,624	26,284
	Genesys Telecommunications Laboratories			0.63%, 07/15/2021	828	868
	Inc, Term Loan			0.63%, 01/15/2024	33,825	35,271
	4.50%, 11/04/2020 (e)	1,980	1,975	0.63%, 02/15/2043	14,487	14,279
	Infor US Inc, Term Loan B5			0.75%, 02/15/2042	9,730	9,902
	3.75%, 06/03/2020 (e)	2,980	2,951	0.75%, 02/15/2045	8,511	8,664
				1.13%, 01/15/2021	13,954	14,966

See accompanying notes.

Schedule of Investments
Diversified Real Asset Fund
February 28, 2015 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)

U.S. Treasury Inflation-Indexed Obligations (continued)
1.25%, 07/15/2020		$5,750	$6,219
1.38%, 07/15/2018		2,161	2,313
1.38%, 01/15/2020		8,505	9,176
1.38%, 02/15/2044	21,675		25,646
1.75%, 01/15/2028		9,196	10,777
2.00%, 01/15/2026		7,181	8,520
2.13%, 02/15/2040		4,994	6,698
2.13%, 02/15/2041		4,238	5,747
2.38%, 01/15/2025	19,469		23,632
2.38%, 01/15/2027		8,383	10,375
2.50%, 07/15/2016		7,951	8,373
2.50%, 01/15/2029		7,628	9,763
3.38%, 04/15/2032		718	1,055
3.63%, 04/15/2028	13,073		18,487
3.88%, 04/15/2029		9,027	13,288
			$456,756
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS			$506,894
TOTAL PURCHASED OPTIONS - 0.00%			$91
TOTAL PURCHASED CAPPED OPTIONS - 0.00%			$10
TOTAL PURCHASED INTEREST RATE SWAPTIONS -
0.01%			$400
Total Investments			$3,451,038
Liabilities in Excess of Other Assets, Net - (0.39)%			$(13,337)
TOTAL NET ASSETS - 100.00%			$3,437,701

(a) Non-Income Producing Security
(b) Security is Illiquid
(c)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. At the end of the period, the fair value of these securities totaled
$3,683 or 0.11% of net assets.
(d)	Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $79,192 or 2.30% of net assets.
(e)	Variable Rate. Rate shown is in effect at February 28, 2015.
(f)	Rate shown is the discount rate of the original purchase.
(g)	This Senior Floating Rate Note will settle after February 28, 2015, at which time the interest rate will be determined.

Portfolio Summary (unaudited)
Sector			Percent
Government			24.21%
Energy			20.48%
Financial			17.00%
Consumer, Non-cyclical			8.33%
Utilities			6.62%
Industrial			5.82%
Basic Materials			4.61%
Communications			3.76%
Exchange Traded Funds			3.67%
Consumer, Cyclical			3.45%
Technology			1.45%
Diversified			0.98%
Purchased Interest Rate Swaptions			0.01%
Purchased Options			0.00%
Purchased Capped Options			0.00%
Liabilities in Excess of Other Assets, Net			(0.39)%
TOTAL NET ASSETS			100.00%

Foreign Currency Contracts

							Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Accept		In Exchange For	Fair Value		Asset	Liability
Barclays Bank PLC	03/16/2015	EUR	5,485,000	$6,278	$6,139	$	— $	(139)
BNP Paribas	03/16/2015	EUR	3,105,000	3,572	3,475		—	(97)
BNP Paribas	03/16/2015	JPY	233,555,991	1,960	1,953		—	(7)

See accompanying notes.

Schedule of Investments
Diversified Real Asset Fund
February 28, 2015 (unaudited)

Foreign Currency Contracts (continued)

							Unrealized Appreciation/(Depreciation)
Counterparty		Delivery Date	Contracts to Accept		In Exchange For	Fair Value	Asset		Liability
Citigroup Inc		03/16/2015	EUR	18,565,000	$21,171	$20,778	$—			$(393)
Deutsche Bank AG		03/16/2015	AUD	2,415,000	1,953	1,885	—			(68)
Deutsche Bank AG		03/16/2015	EUR	5,745,000	6,586	6,430	—			(156)
Deutsche Bank AG		03/16/2015	NOK	17,573,991	2,315	2,292	—			(23)
Morgan Stanley & Co		03/17/2015	MXN	36,822,115	2,515	2,464	—			(51)
Royal Bank of Scotland PLC		03/16/2015	EUR	1,890,000	2,157	2,115	—			(42)
Total							$—			$(976)
							Unrealized Appreciation/(Depreciation)
Counterparty		Delivery Date	Contracts to Deliver		In Exchange For	Fair Value	Asset		Liability
BNP Paribas		03/16/2015	EUR	2,205,000	$2,558	$2,468	$90			$—
BNP Paribas		04/21/2015	MXN	45,067,000	3,066	3,009	57			—
Citigroup Inc		03/04/2015	EUR	18,164,000	20,593	20,326	267			—
Citigroup Inc		03/16/2015	NOK	9,155,853	1,235	1,194	41			—
Deutsche Bank AG		03/16/2015	EUR	2,755,000	3,197	3,083	114			—
Deutsche Bank AG		03/16/2015	NOK	8,650,789	1,204	1,128	76			—
Deutsche Bank AG		03/17/2015	MXN	36,710,179	2,435	2,457	—			(22)
Deutsche Bank AG		04/07/2015	EUR	18,164,000	20,401	20,333	68			—
JP Morgan Chase		03/16/2015	EUR	21,330,000	24,315	23,872	443			—
JP Morgan Chase		04/21/2015	MXN	28,710,000	1,905	1,917	—			(12)
RBC Dominion Securities		03/16/2015	AUD	2,485,000	2,048	1,940	108			—
RBC Dominion Securities		03/16/2015	EUR	6,547,476	8,109	7,328	781			—
RBC Dominion Securities		03/16/2015	JPY	225,282,175	1,887	1,884	3			—
RBC Dominion Securities		04/21/2015	MXN	10,603,000	714	708	6			—
UBS AG		03/16/2015	EUR	2,755,000	3,197	3,083	114			—
Westpac Banking Corp		04/21/2015	NZD	7,891,000	6,068	5,937	131			—
Total							$2,299			$(34)

Amounts in thousands except contracts

Futures Contracts

								Unrealized
Type		Long/Short		Contracts	Notional Value		Fair Value	Appreciation/(Depreciation)
90 Day Eurodollar; December 2017			Short	206	$50,346	$	50,403 $			(57)
90 Day Eurodollar; June 2016			Long	107	26,414		26,426			12
90 Day Eurodollar; March 2015			Long	465	115,919		115,942			23
90 Day Eurodollar; March 2016			Short	242	59,786		59,901			(115)
90 Day Eurodollar; March 2017			Short	216	53,041		53,044			(3)
Euro Bund 10 Year Bund; March 2015			Short	135	23,869		24,090			(221)
Euro Buxl 30 Year Bond; March 2015			Short	4	654		746			(92)
Euro-BTP; March 2015			Long	14	2,177		2,207			30
Japan 10 Year Bond TSE; March 2015			Short	18	22,139		22,255			(116)
US 10 Year Note; June 2015			Long	277	35,468		35,400			(68)
US 2 Year Note; June 2015			Short	14	3,059		3,060			(1)
US 5 Year Note; June 2015			Long	74	8,830		8,827			(3)
US Long Bond; June 2015			Short	30	4,860		4,855			5
US Ultra Bond; June 2015			Short	149	24,840		25,074			(234)
Total							$			(840)

Amounts in thousands except contracts

Interest Rate Swaps
Counterparty (Issuer)	Floating Rate Index	(Pay)/ Receive Floating Rate
			Fixed Rate	Expiration Date	Notional Amount	Upfront Premiums Paid/(Received)	Unrealized Appreciation/(Depreciation)	Fair Value
								Asset		Liability
Barclays Bank PLC	US CPI Urban	Receive	2.07%	03/10/2018	$7,960	$—	$(47)	$	— $	(47)
	Consumers
	NAS(CPURNSA)
Barclays Bank PLC	US CPI Urban	Pay	1.85%	03/10/2016	7,960	—	2		2	—
	Consumers
	NAS(CPURNSA)
Total						$—	$(45)		$2	$(47)

Amounts in thousands

See accompanying notes.

Schedule of Investments
Diversified Real Asset Fund
February 28, 2015 (unaudited)

Exchange Cleared Interest Rate Swaps
Floating Rate Index		(Pay)/ Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Upfront Premiums Paid/(Received)	Unrealized Appreciation/(Depreciation)				Fair Value
	3 Month LIBOR	Receive	2.62%	07/02/2024		$4,700	$—	$			(219)	$(219)
	3 Month LIBOR	Receive	3.06%	02/15/2040		1,400	—				(164)	(164)
	3 Month LIBOR	Receive	3.05%	02/15/2040		1,400	—				(159)	(159)
	3 Month LIBOR	Receive	2.80%	02/25/2025		10,300	—				(642)	(642)
Total						$	—	$			(1,184)	$(1,184)

Amounts in thousands

Interest Rate Swaptions
Purchased Swaptions Outstanding	Counterparty (Issuer)	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Upfront Premiums Paid/(Received)		Fair Value		Unrealized Appreciation/(Depreciation)
Call - 30 Year Interest Barclays Bank PLC		3 Month	Pay	3.00%	11/22/2017	$	2,200	$154		$317		$163
Rate Swap		LIBOR
Put - 30 Year Interest	Barclays Bank PLC	3 Month	Receive	4.00%	11/22/2017		3,100	141			83	(58)
Rate Swap		LIBOR
Total								$295		$400		$105

Written Swaptions Outstanding	Counterparty (Issuer)	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Upfront Premiums Paid/(Received)		Fair Value		Unrealized Appreciation/(Depreciation)
Put - 10 Year Interest Barclays Bank PLC		3 Month	Pay	3.20%	07/01/2015		$ 11,700	$(215)			$(8)	$207
Rate Swap		LIBOR
Total								$(215)			$(8)	$207

Amounts in thousands

Options

Purchased Options Outstanding	Exercise Price		Expiration Date	Contracts		Upfront Premiums Paid/(Received)		Fair Value			Unrealized Appreciation/(Depreciation)
Put- 90 Day Eurodollar Future; June 2016$		98.50	06/12/2015		520	$	98			$91	$	(7)
Total						$	98			$91	$	(7)

Written Options Outstanding	Exercise Price		Expiration Date	Contracts		Upfront Premiums Paid/(Received)		Fair Value			Unrealized Appreciation/(Depreciation)
Put- 90 Day Eurodollar Future; June 2017$		97.75	04/13/2015		278	$	(69)			$(28)	$	41
Put - 90 Day Eurodollar Future; March $		98.25	03/16/2015		529		(100)			(129)		(29)
2017
Total						$	(169)			$(157)	$	12

Amounts in thousands except contracts

Purchased Capped Options
Description	Counterparty (Issuer)	Strike Index	Exercise Index	Expiration Date			Notional Amount	Upfront Premiums Paid/(Received)		Fair Value		Unrealized Appreciation/(Depreciation)
Floor - Eurostat	Barclays Bank PLC	0.15%	Max(0, 0% -	11/19/2015		EUR	3,280	$6	$		10	$4
Eurozone HICP ex			CPTFEMU)
Tobacco NSA
Total							$	6	$		10	$4

Amounts in thousands

See accompanying notes.

Schedule of Investments
Dynamic High Yield Explorer Fund
February 28, 2015 (unaudited)

	COMMON STOCKS - 3.66%		Shares Held	Value(000	's)			Principal
							BONDS (continued)	Amount (000's) Value (000's)
	Publicly Traded Investment Fund - 3.66%
	PowerShares Senior Loan Portfolio		22,500	$544			Internet - 0.70%
							Zayo Group LLC / Zayo Capital Inc
	TOTAL COMMON STOCKS			$544			10.13%, 07/01/2020	$92	$104
	INVESTMENT COMPANIES - 3.53%		Shares Held	Value(000	's)

	Publicly Traded Investment Fund - 3.53%						Lodging - 0.24%
	BlackRock Liquidity Funds FedFund Portfolio		524,115	524			MGM Resorts International
							6.00%, 03/15/2023	35	36
	TOTAL INVESTMENT COMPANIES			$524
			Principal			Media	- 5.85%
BONDS	- 39.64%		Amount (000's)	Value(000	's)		DISH DBS Corp
	Automobile Manufacturers - 4.08%						4.25%, 04/01/2018	355	357
	General Motors Financial Co Inc						5.88%, 11/15/2024	55	55
	4.00%, 01/15/2025		$145	$149			VTR Finance BV
							6.88%, 01/15/2024 (a)	290	304
	Jaguar Land Rover Automotive PLC
	4.13%, 12/15/2018 (a)		295	307			WideOpenWest Finance LLC /
	Navistar International Corp						WideOpenWest Capital Corp
	8.25%, 11/01/2021		150	151			10.25%, 07/15/2019	145	153
				$607					$869

	Automobile Parts & Equipment - 0.45%						Metal Fabrication & Hardware - 0.51%
	Dana Holding Corp						Wise Metals Intermediate Holdings LLC/Wise
	5.50%, 12/15/2024		65	67			Holdings Finance Corp
							9.75%, PIK 10.50%, 06/15/2019 (a),(d)	70	76

Banks	- 3.43%
	Barclays PLC						Mining - 1.21%
	8.25%, 12/29/2049 (b)		200	214			FMG Resources August 2006 Pty Ltd
							8.25%, 11/01/2019 (a)	190	180
	JP Morgan Chase & Co
	5.00%, 12/29/2049 (b)		300	295
				$509			Oil & Gas - 4.92%
							Chaparral Energy Inc
	Building Materials - 1.44%						9.88%, 10/01/2020	185	150
	Cemex SAB de CV						Chesapeake Energy Corp
	7.25%, 01/15/2021 (a)		200	214
							3.50%, 04/15/2019 (b)	150	147
							EP Energy LLC / Everest Acquisition Finance
	Chemicals - 1.28%						Inc
	NOVA Chemicals Corp						7.75%, 09/01/2022	205	212
	5.25%, 08/01/2023 (a)		180	190			Halcon Resources Corp
							9.75%, 07/15/2020	160	123
							QEP Resources Inc
	Computers - 0.38%						6.80%, 04/01/2018	95	99
	IGATE Corp								$731
	4.75%, 04/15/2019		55	56
							Packaging & Containers - 0.75%
	Diversified Financial Services - 1.29%						Beverage Packaging Holdings Luxembourg II
	Aircastle Ltd						SA / Beverage Packaging Holdings II
							5.63%, 12/15/2016 (a)	110	111
	5.50%, 02/15/2022		30	32
	Icahn Enterprises LP / Icahn Enterprises
	Finance Corp						Pharmaceuticals - 0.13%
	4.88%, 03/15/2019		155	160			Valeant Pharmaceuticals International Inc
				$192			5.50%, 03/01/2023 (a)	20	20

	Hand & Machine Tools - 0.75%
	Paternoster Holding III GmbH						Real Estate - 1.15%
	8.50%, 02/15/2023 (a)	EUR	100	112			Crescent Resources LLC / Crescent Ventures
							Inc
							10.25%, 08/15/2017 (a)	160	171
	Holding Companies - Diversified - 0.42%
	Argos Merger Sub Inc
	7.13%, 03/15/2023 (a),(c)		$60	62			Retail - 3.47%
							Family Tree Escrow LLC
							5.75%, 03/01/2023 (a)	75	79
	Home Builders - 1.09%						Landry's Holdings II Inc
	Lennar Corp						10.25%, 01/01/2018 (a)	280	292
	4.13%, 12/01/2018		160	162			New Academy Finance Co LLC / New
							Academy Finance Corp
	Insurance - 1.01%						8.00%, PIK 8.75%, 06/15/2018 (a),(d)	145	144
	Voya Financial Inc								$515
	5.65%, 05/15/2053 (b)		145	150
							Software - 0.93%
							Activision Blizzard Inc
							6.13%, 09/15/2023 (a)	125	138

See accompanying notes.

Schedule of Investments
Dynamic High Yield Explorer Fund
February 28, 2015 (unaudited)

		Principal			SENIOR FLOATING RATE INTERESTS	Principal
	BONDS (continued)	Amount (000's) Value (000's)			(continued)	Amount (000's) Value (000's)

	Telecommunications - 2.03%				Entertainment (continued)
	Altice Finco SA				WMG Acquisition Corp, Term Loan B
	7.63%, 02/15/2025 (a)	$290	$301		3.75%, 07/07/2020 (b)	$274	$268
							$564

	Transportation - 2.13%				Forest Products & Paper - 5.46%
	Navios Maritime Acquisition Corp / Navios				Caraustar Industries Inc, Term Loan B
	Acquisition Finance US Inc				8.00%, 05/01/2019 (b)	430	419
	8.13%, 11/15/2021 (a)	145	145		NewPage Corp, Term Loan B
	Navios Maritime Holdings Inc / Navios				9.50%, 02/05/2021 (b)	406	393
	Maritime Finance II US Inc						$812
	8.13%, 02/15/2019	200	172
			$317		Healthcare - Products - 0.34%
	TOTAL BONDS		$5,890		Kinetic Concepts Inc, Term Loan E1
					4.00%, 05/04/2018 (b)	50	50
	SENIOR FLOATING RATE INTERESTS - Principal
	52.52%	Amount (000's) Value (000's)
					Healthcare - Services - 0.98%
	Aerospace & Defense - 2.97%				MPH Acquisition Holdings LLC, Term Loan
	B/E Aerospace Inc, Term Loan B
	4.00%, 11/19/2021 (b)	$440	$441		B
					3.75%, 03/19/2021 (b)	147	146

	Automobile Parts & Equipment - 1.00%				Insurance - 1.86%
	Federal-Mogul Holdings Corp, Term Loan C
	4.75%, 04/02/2021 (b)	149	149		Asurion LLC, Term Loan
					8.50%, 02/19/2021 (b)	275	277

	Building Materials - 1.15%
	GYP Holdings III Corp, Term Loan B				Iron & Steel - 0.90%
	7.75%, 03/25/2022 (b)	175	171		Evergreen Skills Lux Sarl, Term Loan
					3.75%, 04/08/2021 (b)	135	134

	Chemicals - 6.53%				Lodging - 0.94%
	Aruba Investments Inc, Term Loan B
	0.00%, 01/28/2022 (b),(e)	100	100		Hilton Worldwide Finance LLC, Term Loan
					B
	Axiall Holdco Inc				3.50%, 09/23/2020 (b)	139	139
	0.00%, 02/25/2022 (b),(e)	145	146
	AZ Chem US Inc, Term Loan
	7.50%, 06/10/2022 (b)	300	293	Media	- 3.95%
	Emerald Performance Materials LLC, Term				CCO Safari LLC, Term Loan G
	Loan				4.25%, 08/12/2021 (b)	200	201
	7.75%, 07/22/2022 (b)	265	258		Cumulus Media Holdings Inc, Term Loan B
	Ineos US Finance LLC, Term Loan B				4.25%, 12/23/2020 (b)	239	237
	3.75%, 05/04/2018 (b)	174	173		Univision Communications Inc, Term Loan
			$970		C4
					4.00%, 03/01/2020 (b)	149	149
Coal	- 0.53%						$587
	Arch Coal Inc, Term Loan
	6.25%, 05/16/2018 (b)	99	79		Mining - 4.48%
					American Rock Salt Co LLC, Term Loan
					8.00%, 05/16/2022 (b)	370	369
	Computers - 1.57%				FMG Resources August 2006 Pty Ltd, Term Loan B
	Oberthur Technologies of America Corp,
	Term Loan B2				0.00%, 06/30/2019 (b),(e)	320	296
	4.50%, 10/18/2019 (b)	149	146
	Spansion LLC, Term Loan B						$665
	3.75%, 12/18/2019 (b)	88	88		Oil & Gas - 4.42%
			$234		Drillships Financing Holding Inc, Term Loan
					B1
	Consumer Products - 0.84%				6.00%, 03/31/2021 (b)	249	194
	Dell International LLC, Term Loan B
	4.50%, 03/24/2020 (b)	124	125		Seadrill Operating LP, Term Loan B
					4.00%, 02/12/2021 (b)	378	305
					Seventy Seven Operating LLC, Term Loan B
	Diversified Financial Services - 1.01%				3.75%, 06/17/2021 (b)	175	158
	Delos Finance Sarl, Term Loan B						$657
	3.50%, 02/26/2021 (b)	150	150
					Pharmaceuticals - 4.67%
					Grifols Worldwide Operations USA Inc, Term
	Electronics - 1.55%				Loan B
	Isola USA Corp, Term Loan B				3.17%, 03/05/2021 (b)	174	174
	9.25%, 11/29/2018 (b)	236	230		JLL/Delta Dutch Newco BV, Term Loan B
					4.25%, 01/22/2021 (b)	149	148
	Entertainment - 3.80%				Par Pharmaceutical Cos Inc, Term Loan B2
					4.00%, 09/30/2019 (b)	174	173
	CCM Merger Inc, Term Loan B
	4.50%, 07/30/2021 (b)	295	296

See accompanying notes.

				Schedule of Investments
			Dynamic High Yield Explorer Fund
				February 28, 2015 (unaudited)

	SENIOR FLOATING RATE INTERESTS	Principal
	(continued)	Amount (000's)		Value (000's)

	Pharmaceuticals (continued)
	Valeant Pharmaceuticals International Inc,
	Term Loan D2
	3.50%, 02/13/2019 (b)		$200	$199
				$694

REITS	- 1.28%
	iStar Financial Inc, Term Loan A2
	0.00%, 03/19/2017 (b),(e)		185	190

	Retail - 2.29%
	Dollar Tree Inc, Term Loan B
	0.00%, 02/06/2022 (b),(e)		30	30
	Michaels Stores Inc, Term Loan B
	4.00%, 01/20/2028 (b)		109	108
	Neiman Marcus Group LTD LLC, Term
	Loan
	4.25%, 10/25/2020 (b)		174	173
	PetSmart Inc, Term Loan B
	0.00%, 02/18/2022 (b),(e)		30	30
				$341
	TOTAL SENIOR FLOATING RATE INTERESTS			$7,805
	Total Investments			$14,763
	Other Assets in Excess of Liabilities, Net - 0.65%			$97
	TOTAL NET ASSETS - 100.00%			$14,860

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $2,846 or 19.15% of net assets.
(b)	Variable Rate. Rate shown is in effect at February 28, 2015.
(c)	Security purchased on a when-issued basis.
(d)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(e)	This Senior Floating Rate Note will settle after February 28, 2015, at which time the interest rate will be determined.

Portfolio Summary (unaudited)

Sector	Percent
Basic Materials	19.85%
Consumer, Cyclical	17.36%
Communications	12.52%
Industrial	11.26%
Financial	11.02%
Energy	9.88%
Exchange Traded Funds	7.19%
Consumer, Non-cyclical	6.97%
Technology	2.88%
Diversified	0.42%
Other Assets in Excess of Liabilities, Net	0.65%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2015 (unaudited)

COMMON STOCKS - 46.74%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.07%			Automobile Manufacturers (continued)
Gendai Agency Inc	10,700	$62	Isuzu Motors Ltd	17,222	$251
Interpublic Group of Cos Inc/The (a)	33,215	741	Kia Motors Corp	489	20
Moshi Moshi Hotline Inc	23,400	254	PACCAR Inc	26,565	1,702
Omnicom Group Inc (a)	10,736	854	Tata Motors Ltd ADR (a)	13,000	640
		$1,911	Tofas Turk Otomobil Fabrikasi AS	5,787	38
			UMW Holdings Bhd	6,000	18
Aerospace & Defense - 1.31%					$6,207
B/E Aerospace Inc	92,234	5,861
Boeing Co/The (a)	16,720	2,522	Automobile Parts & Equipment - 0.61%
Exelis Inc	36,156	875	Aisan Industry Co Ltd	32,400	296
Finmeccanica SpA (b)	64,678	784	Allison Transmission Holdings Inc	54,494	1,734
General Dynamics Corp (a)	11,090	1,539	Continental AG (a)	989	236
IHI Corp	85,000	396	Daikyonishikawa Corp	14,360	445
Jamco Corp	21,005	546	Delphi Automotive PLC (a)	16,910	1,333
Kawasaki Heavy Industries Ltd	67,000	318	Denso Corp	17,270	812
KLX Inc (b)	4,695	188	Exedy Corp	17,100	400
L-3 Communications Holdings Inc (a)	12,308	1,593	Hyundai Mobis Co Ltd	519	118
Lockheed Martin Corp (a)	30,039	6,009	Johnson Controls Inc (a)	10,230	520
MTU Aero Engines AG	727	69	Keihin Corp	37,000	619
Northrop Grumman Corp (a)	25,080	4,156	Koito Manufacturing Co Ltd	5,405	173
Raytheon Co (a)	27,348	2,975	KYB Co Ltd	107,100	413
Rockwell Collins Inc (a)	16,308	1,453	NGK Insulators Ltd	21,600	421
Safran SA	7,002	492	Nissin Kogyo Co Ltd	7,300	116
TransDigm Group Inc	3,232	701	Pirelli & C. SpA (a)	114,205	1,749
United Technologies Corp (a)	59,601	7,265	Rheinmetall AG	17,884	906
		$37,742	Sumitomo Electric Industries Ltd	56,940	740
			Tachi-S Co Ltd	7,500	104
Agriculture - 0.36%			Takata Corp	30,800	352
Altria Group Inc (a)	52,068	2,931	Tokai Rika Co Ltd	24,600	525
Archer-Daniels-Midland Co (a)	12,570	602	Topre Corp	10,000	147
Astra Agro Lestari Tbk PT	26,200	50	Toyoda Gosei Co Ltd	36,700	812
IOI Corp Bhd	19,400	25	Toyota Boshoku Corp	51,400	652
Lorillard Inc	53,211	3,641	Toyota Industries Corp	9,460	535
Reynolds American Inc (a)	36,950	2,794	TRW Automotive Holdings Corp (a),(b)	27,958	2,914
Swedish Match AB	9,265	292	TS Tech Co Ltd	12,800	356
		$10,335			$17,428

Airlines - 0.51%			Banks - 1.77%
Air China Ltd	64,000	57	Agricultural Bank of China Ltd	357,000	177
AirAsia Bhd	106,900	78	Alpha Bank AE (b)	576,147	239
American Airlines Group Inc	217,958	10,440	Banco Bilbao Vizcaya Argentaria SA	38,965	390
China Airlines Ltd (b)	337,000	165	Banco Bradesco SA ADR(a)	26,740	352
Delta Air Lines Inc	10,420	464	Banco do Brasil SA	26,600	222
Deutsche Lufthansa AG (a)	19,578	287	Banco Santander SA	78,269	572
Eva Airways Corp (b)	120,000	88	Bangkok Bank PCL	7,100	40
International Consolidated Airlines Group SA	19,756	176	Bank Negara Indonesia Persero Tbk PT	273,000	145
(b)
			Bank of America Corp	103,940	1,643
Japan Airlines Co Ltd	7,905	243	Bank of China Ltd	687,000	395
Korean Air Lines Co Ltd (b)	10,257	470	Bank of Communications Co Ltd	189,000	163
Korean Air Lines Co Ltd - Rights (b)	1,608	21	Bank of Hawaii Corp (a)	6,890	415
Southwest Airlines Co (a)	21,581	933	Bank of New York Mellon Corp/The (a)	23,820	932
Turk Hava Yollari Anonium Ortakligi (b)	79,942	288	Bank Rakyat Indonesia Persero Tbk PT	169,100	168
United Continental Holdings Inc (b)	14,776	963	Bank Zachodni WBK SA (a)	383	35
Wizz Air Holdings PLC (b),(c),(d)	1,300	26	Barclays Africa Group Ltd	5,261	87
		$14,699	BNP Paribas SA	14,387	836
Apparel - 0.29%			BOK Financial Corp	14,446	852
Asics Corp	16,000	420	CaixaBank SA	10,917	51
Descente Ltd	6,901	83	China CITIC Bank Corp Ltd	48,000	36
Hanesbrands Inc	3,840	490	China Construction Bank Corp	363,000	302
Iconix Brand Group Inc (a),(b)	16,290	550	China Everbright Bank Co Ltd	66,000	35
Michael Kors Holdings Ltd (a),(b)	13,360	901	China Merchants Bank Co Ltd	13,500	31
Moncler SpA	9,557	144	Citigroup Inc	33,413	1,752
Under Armour Inc (a),(b)	37,760	2,908	City National Corp/CA	11,788	1,065
VF Corp (a)	38,680	2,965	Credicorp Ltd	300	44
		$8,461	Cullen/Frost Bankers Inc	17,652	1,197
			Danske Bank A/S (a)	6,254	166
Automobile Manufacturers - 0.22%			DNB ASA (a)	46,257	752
China Motor Corp	13,000	11	EFG International AG (b)	65,339	762
Dongfeng Motor Group Co Ltd	72,000	114	Eighteenth Bank Ltd/The	45,000	145
Fiat Chrysler Automobiles NV (b)	57,390	886	First Republic Bank/CA	14,742	840
Fuji Heavy Industries Ltd	6,700	228	FirstRand Ltd	16,638	76
Hino Motors Ltd	16,500	252	Gentera SAB de CV (b)	44,400	84
Honda Motor Co Ltd	61,900	2,047	Grupo Financiero Inbursa SAB de CV	5,700	16
			Hudson Valley Holding Corp	8,970	233

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Banks (continued)			Biotechnology (continued)
ICICI Bank Ltd ADR	4,000	$47	Innate Pharma SA (b)	14,813	$162
Industrial & Commercial Bank of China Ltd	526,000	384	PTC Therapeutics Inc (b)	4,805	343
Industrial Bank of Korea	5,510	68	Regeneron Pharmaceuticals Inc (a),(b)	11,282	4,669
ING Groep NV (b)	439,207	6,515	Repligen Corp (a),(b)	18,270	470
Itau Unibanco Holding SA ADR(a)	30,207	386	Vertex Pharmaceuticals Inc (a),(b)	15,626	1,866
JP Morgan Chase & Co (e)	27,616	1,692			$19,045
Jyske Bank A/S (a),(b)	4,143	179
Kasikornbank PCL - NVDR	20,200	136	Building Materials - 0.90%
			Ainsworth Lumber Co Ltd (b)	73,433	198
Krung Thai Bank PCL	71,950	51
M&T Bank Corp	22,329	2,702	Asahi Glass Co Ltd	37,750	238
			BRAAS Monier Building Group SA (b)	56,493	1,297
Malayan Banking Bhd	25,300	65	Buzzi Unicem SpA (a)	4,775	67
Mediobanca SpA	14,951	138	Cemex SAB de CV ADR(a),(b)	3,328	34
Mitsubishi UFJ Financial Group Inc	490,458	3,194
Mizuho Financial Group Inc	736,600	1,357	Cie de Saint-Gobain	37,356	1,678
Morgan Stanley	2,447	88	CRH PLC	10,940	309
Nordea Bank AB	20,998	283	CRH PLC	58,940	1,669
			Fortune Brands Home & Security Inc (a)	33,780	1,565
Oita Bank Ltd/The	36,000	138
OTP Bank PLC	1,805	29	Geberit AG	1,238	441
			Headwaters Inc (b)	39,047	641
Piraeus Bank SA (b)	194,894	124
			HeidelbergCement AG (a)	10,827	862
PNC Financial Services Group Inc/The	35,462	3,261	Holcim Ltd (b)	5,585	431
Prosperity Bancshares Inc	10,910	564
Regions Financial Corp	39,500	380	Indocement Tunggal Prakarsa Tbk PT	12,200	23
Seven Bank Ltd	93,037	451	Lafarge SA	31,968	2,371
Shinsei Bank Ltd	459,000	883	Lennox International Inc	23,395	2,439
			Louisiana-Pacific Corp (b)	87,003	1,464
Skandinaviska Enskilda Banken AB	45,329	572
State Bank of India Ltd	1,744	85	Martin Marietta Materials Inc	13,225	1,882
			Masco Corp (a)	21,796	571
Sumitomo Mitsui Financial Group Inc	70,225	2,798
Susquehanna Bancshares Inc	86,669	1,162	Norbord Inc	130,458	2,669
Swedbank AB	4,227	110	Owens Corning Inc	20,876	828
Synovus Financial Corp (a)	23,630	661	Sanwa Holdings Corp	53,900	386
TCF Financial Corp	26,550	417	Sika AG	56	198
			Vulcan Materials Co (a)	26,590	2,207
Tochigi Bank Ltd/The	39,000	204
Turkiye Halk Bankasi AS	3,227	19	Wienerberger AG	86,535	1,354
Turkiye Vakiflar Bankasi Tao	36,192	76			$25,822
UBS Group AG (b)	86,944	1,528	Chemicals - 2.31%
UniCredit SpA	58,668	390	Air Products & Chemicals Inc	94,172	14,704
Unione di Banche Italiane SCpA	45,963	360	Airgas Inc	4,360	511
Wells Fargo & Co (a)	58,689	3,215	Akzo Nobel NV (a)	112,953	8,372
Wilshire Bancorp Inc (a)	79,965	760	Albemarle Corp	4	—
Woori Bank	7,683	66	Brenntag AG (a)	7,560	442
Yamanashi Chuo Bank Ltd/The	44,000	202	Daicel Corp	21,839	284
		$50,990	Dow Chemical Co/The (a)	152,891	7,528
Beverages - 1.61%			Eastman Chemical Co	14,330	1,067
			Ecolab Inc (a)	4,790	553
Ambev SA ADR	17,200	111
Anheuser-Busch InBev NV	6,464	820	Fujimi Inc	14,400	235
			Givaudan SA (b)	306	587
Anheuser-Busch InBev NV ADR	102,358	12,965
Arca Continental SAB de CV (b)	21,562	137	Hitachi Chemical Co Ltd	28,200	623
Asahi Group Holdings Ltd	11,210	347	Huntsman Corp	71,264	1,601
			International Flavors & Fragrances Inc (a)	5,050	616
C&C Group PLC	275,011	1,189
Coca-Cola Co/The (a)	139,349	6,034	JSR Corp	41,900	766
Coca-Cola Enterprises Inc (a)	15,674	724	Kansai Paint Co Ltd	15,338	277
			Koninklijke DSM NV (a)	11,707	653
Diageo PLC ADR	6,727	800
Dr Pepper Snapple Group Inc (a)	10,312	812	LANXESS AG	9,233	476
Fomento Economico Mexicano SAB de CV	1,200	114	LG Chem Ltd	491	103
ADR(b)			Linde AG	322	66
			Lonza Group AG (b)	6,719	829
Heineken NV	84,672	6,603
Keurig Green Mountain Inc (a)	11,220	1,431	Lotte Chemical Corp	1,040	180
Molson Coors Brewing Co	154,014	11,688	LyondellBasell Industries NV	23,370	2,008
Monster Beverage Corp (b)	8,286	1,169	Methanex Corp	20,202	1,097
PepsiCo Inc (a)	5,375	532	Mexichem SAB de CV	9,400	27
Treasury Wine Estates Ltd	192,247	814	Mitsubishi Gas Chemical Co Inc	143,800	744
		$46,290	Mitsui Chemicals Inc	373,640	1,151
			Nippon Shokubai Co Ltd	21,100	302
Biotechnology - 0.66%			Nitto Denko Corp	11,100	705
Alnylam Pharmaceuticals Inc (b),(e)	5,873	596	Petkim Petrokimya Holding AS	32,977	50
Amgen Inc (a)	6,554	1,034	Platform Specialty Products Corp (b)	124,230	3,203
Arena Pharmaceuticals Inc (b)	199,113	898	Praxair Inc (e)	18,909	2,419
Biogen Idec Inc (a),(b),(e)	7,091	2,904	RPM International Inc (a)	40,500	2,047
Celgene Corp (a),(b)	19,543	2,375	Sherwin-Williams Co/The (a)	11,381	3,246
Five Prime Therapeutics Inc (b)	4,940	127	Showa Denko KK	130,000	175
Gilead Sciences Inc (a),(b)	23,120	2,394	Sigma-Aldrich Corp (a)	26,088	3,602
Illumina Inc (b)	3,276	640	Sinopec Shanghai Petrochemical Co Ltd	969,000	331
Incyte Corp (b)	6,602	567	Sumitomo Bakelite Co Ltd	121,720	524

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Chemicals (continued)			Computers (continued)
Symrise AG	488	$31	Western Digital Corp (a)	9,970	$1,067
Teijin Ltd	94,000	318	Wipro Ltd ADR (a)	16,825	232
Tokyo Ohka Kogyo Co Ltd	6,908	242			$32,315
Ube Industries Ltd/Japan	66,000	108
Valspar Corp/The	14,560	1,262	Consumer Products - 0.16%
Wacker Chemie AG	14,998	1,708	Avery Dennison Corp	15,550	833
			Church & Dwight Co Inc (a)	21,757	1,853
Yara International ASA (a)	11,266	620
			Clorox Co/The (a)	9,520	1,034
		$66,393	Kimberly-Clark de Mexico SAB de CV	20,900	42
Coal - 0.07%			Samsonite International SA	217,510	685
Adaro Energy Tbk PT	504,200	37	Unilever Indonesia Tbk PT	10,100	28
Indo Tambangraya Megah Tbk PT	21,300	28			$4,475
SunCoke Energy Inc (a)	111,430	2,034
Tambang Batubara Bukit Asam Persero Tbk	23,300	19	Cosmetics & Personal Care - 0.16%
PT			Amorepacific Corp	63	164
		$2,118	AMOREPACIFIC Group	227	277
			Artnature Inc	15,400	144
Commercial Services - 1.34%			Estee Lauder Cos Inc/The	4,240	351
Adecco SA (b)	336	27	Kose Corp	7,435	379
Aeon Delight Co Ltd	12,000	283	Pigeon Corp	5,046	351
Atlantia SpA	3,787	100	Procter & Gamble Co/The (a)	28,620	2,436
Automatic Data Processing Inc	12,283	1,091	Svenska Cellulosa AB SCA	15,228	378
Capella Education Co (a)	4,010	260	Unicharm Corp	9,657	267
Cintas Corp	11,930	996			$4,747
CoStar Group Inc (b)	9,979	1,987
Ellaktor SA (b)	94,013	259	Distribution & Wholesale - 0.22%
			Fastenal Co (a)	30,320	1,260
Equifax Inc (a)	8,510	795
			Genuine Parts Co (a)	21,390	2,055
Estacio Participacoes SA	14,900	101
Hertz Global Holdings Inc (b)	339,279	7,827	Hanwha Corp	2,995	83
			HD Supply Holdings Inc (b)	36,275	1,070
MasterCard Inc (a)	14,150	1,275
McGraw Hill Financial Inc (e)	16,835	1,736	Hitachi High-Technologies Corp	7,686	238
			LKQ Corp (a),(b)	44,880	1,103
Monster Worldwide Inc (b)	221,292	1,487
Moody's Corp	17,523	1,698	Meiji Electric Industries Co Ltd	6,872	64
Nutrisystem Inc (a)	17,790	306	SK Networks Co Ltd	16,475	142
OHL Mexico SAB de CV (b)	4,800	10	Tomoe Engineering Co Ltd	13,900	200
Outsourcing Inc	14,000	217	Yondoshi Holdings Inc	11,600	196
Prosegur Cia de Seguridad SA	4,725	28			$6,411
QinetiQ Group PLC	140,893	434	Diversified Financial Services - 1.27%
Quanta Services Inc (b)	13,650	393	American Express Co (a)	133,014	10,853
Recruit Holdings Co Ltd	8,900	279	Ameriprise Financial Inc (a)	12,600	1,684
Robert Half International Inc (a)	101,056	6,262	BlackRock Inc (a)	22,186	8,240
Securitas AB	27,425	390	Bolsas y Mercados Espanoles SA	614	27
SEI Investments Co (a),(e)	95,443	4,108	Carfinco Financial Group Inc	16,054	144
TechnoPro Holdings Inc (b)	30,350	675	CME Group Inc/IL (a)	4,460	428
Tokyo TY Financial Group Inc (b)	9,423	278	CTBC Financial Holding Co Ltd	49,775	33
Total System Services Inc (a)	90,590	3,461	E*Trade Financial Corp (a),(b)	16,200	422
TriNet Group Inc (b)	20,017	727	Far East Horizon Ltd	40,000	37
United Rentals Inc (a),(b)	11,070	1,030	Fubon Financial Holding Co Ltd	205,248	365
Zhejiang Expressway Co Ltd	10,000	12	GAM Holding AG (b)	14,333	280
		$38,532	GFI Group Inc	113,022	688
			Greenhill & Co Inc (a)	51,550	1,995
Computers - 1.12%
Accenture PLC - Class A	23,848	2,147	Hellenic Exchanges - Athens Stock Exchange	43,326	302
Apple Inc (a)	117,476	15,091	SA Holding (b)
Arcam AB (b)	7,939	174	Home Loan Servicing Solutions Ltd	15,728	290
Cadence Design Systems Inc (b),(e)	69,571	1,277	IBJ Leasing Co Ltd	16,100	332
Chicony Electronics Co Ltd	6,171	17	Ichiyoshi Securities Co Ltd	17,800	201
			Invesco Ltd (a)	19,120	770
Computer Sciences Corp (a)	18,358	1,302
Ferrotec Corp	26,300	147	Investec Ltd	14,615	129
			Investment Technology Group Inc (a),(b)	15,320	345
Foxconn Technology Co Ltd	44,000	113
Fujitsu Ltd	302,350	1,824	Japan Exchange Group Inc	16,815	474
Infosys Ltd ADR(a)	12,300	452	Kenedix Inc	65,600	300
			Legg Mason Inc (a)	26,584	1,522
Innolux Corp	130,000	67	LendingClub Corp (b),(f)	4,760	97
Itochu Techno-Solutions Corp	14,400	565
Japan Digital Laboratory Co Ltd	8,500	115	Mirae Asset Securities Co Ltd	1,110	49
Melco Holdings Inc	18,400	303	Mitsubishi UFJ Lease & Finance Co Ltd	84,100	407
			NASDAQ OMX Group Inc/The (a)	13,516	678
NET One Systems Co Ltd	58,800	403
Obic Co Ltd	9,762	363	Partners Group Holding AG	239	73
Riverbed Technology Inc (b)	45,551	954	Pocket Card Co Ltd	15,800	68
			Raymond James Financial Inc (a)	11,253	643
SCSK Corp	15,600	428
Seagate Technology PLC (a)	46,210	2,824	RMB Holdings Ltd	22,777	132
Spansion Inc (b)	37,374	1,348	Samsung Card Co Ltd	2,133	73
Stratasys Ltd (b)	8,804	546	Santander Consumer USA Holdings Inc	16,109	363
TDK Corp	7,877	556	Shinhan Financial Group Co Ltd	1,670	67

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Diversified Financial Services (continued)			Electronics (continued)
T Rowe Price Group Inc (a)	37,680	$3,112	Kinsus Interconnect Technology Corp	22,000	$71
Taishin Financial Holding Co Ltd	83,549	36	Koninklijke Philips NV	25,943	776
Visa Inc (a)	1,740	472	Kuroda Electric Co Ltd	27,800	424
Zenkoku Hosho Co Ltd	17,080	558	LG Display Co Ltd ADR(a)	11,100	172
		$36,689	Methode Electronics Inc (a)	36,198	1,408
			Mitsumi Electric Co Ltd	23,600	178
Electric - 0.66%			Murata Manufacturing Co Ltd	2,211	273
Ameren Corp (a)	26,230	1,112
			Nichicon Corp	66,300	605
Centrais Eletricas Brasileiras SA	10,500	20	Nippon Ceramic Co Ltd	13,900	193
China Resources Power Holdings Co Ltd	26,000	69	Pegatron Corp	82,000	224
Cia Energetica de Minas Gerais ADR	9,420	43	SCREEN Holdings Co Ltd	176,000	1,206
Cleco Corp	19,843	1,080	Siix Corp	4,474	110
DTE Energy Co (a)	17,010	1,395
			TE Connectivity Ltd	29,715	2,143
Duke Energy Corp	24,395	1,916	Tokyo Seimitsu Co Ltd	27,100	604
E.ON SE (a)	59,312	959
Endesa SA (a)	42,928	867	Torex Semiconductor Ltd	2,220	136
			Watts Water Technologies Inc	11,301	621
Enel SpA	119,471	551	Yaskawa Electric Corp	26,100	365
Energa SA	7,777	47			$18,055
EnerNOC Inc (b)	70,235	947
Enersis SA ADR	5,000	82	Energy - Alternate Sources - 0.03%
Entergy Corp (a)	8,690	691	GCL-Poly Energy Holdings Ltd (b)	3,466,695	830
Fortum OYJ	2,903	66
Hawaiian Electric Industries Inc	50,524	1,670	Engineering & Construction - 0.43%
Hera SpA	45,593	111	Acciona SA (b)	4,937	386
Huaneng Power International Inc	68,000	86
Iberdrola SA (a)	225,511	1,539	ACS Actividades de Construccion y Servicios	14,351	532
			SA (a)
Integrys Energy Group Inc (a)	25,110	1,876
			AECOM (a),(b)	120,139	3,611
Korea Electric Power Corp	4,868	201	Airports of Thailand PCL	13,600	130
NextEra Energy Inc	8	1
OGE Energy Corp	9,620	313	Balfour Beatty PLC	373,354	1,445
			Boskalis Westminster NV	10,000	464

Pepco Holdings Inc	81,755	2,219	China Communications Construction Co Ltd	231,000	282
PGE Polska Grupa Energetyczna SA (a)	66,965	374	China Railway Construction Corp Ltd	73,500	90
Red Electrica Corp SA	1,996	170	Daelim Industrial Co Ltd	1,131	67
Tauron Polska Energia SA (a)	57,257	76	Ferrovial SA (a)	17,698	374
Tenaga Nasional BHD	51,600	211	Flughafen Zuerich AG	121	87
Terna Rete Elettrica Nazionale SpA	29,343	132
UIL Holdings Corp	1,621	82	Grupo Aeroportuario del Pacifico SAB de CV	300	20
			ADR
		$18,906	HOCHTIEF AG (a)	2,990	235
Electrical Components & Equipment - 0.32%			Hyundai Engineering & Construction Co Ltd	1,925	87
Acuity Brands Inc	23,844	3,779	Jacobs Engineering Group Inc (b)	25,197	1,117
Advanced Energy Industries Inc (a),(b)	26,740	712	Mirait Holdings Corp	10,497	110
Brother Industries Ltd	8,896	150	Nippon Densetsu Kogyo Co Ltd	8,000	127
Capstone Turbine Corp (b)	749,167	530	Skanska AB	26,932	671
Casio Computer Co Ltd	8,004	140	Taisei Corp	28,126	170
Delta Electronics Inc	7,000	45	Takasago Thermal Engineering Co Ltd	5,178	63
Funai Electric Co Ltd	38,200	451	TAV Havalimanlari Holding AS	23,670	189
Generac Holdings Inc (b)	21,714	1,070	Tecnicas Reunidas SA	20,969	867
Nidec Corp	6,832	461	Totetsu Kogyo Co Ltd	2,157	50
Osram Licht AG	7,194	330	Vinci SA	18,557	1,099
Prysmian SpA	5,366	107	YIT OYJ	8,634	54
SunPower Corp (b)	28,555	933	Yumeshin Holdings Co Ltd	25,500	180
Ushio Inc	46,600	583			$12,507

		$9,291	Entertainment - 0.05%
Electronics - 0.63%			Avex Group Holdings Inc	19,700	322
Agilent Technologies Inc (a)	14,393	608	DHX Media Ltd	41,920	310
Alps Electric Co Ltd	6,197	139	GTECH SpA	3,400	70
Anritsu Corp	40,900	292	OPAP SA	76,928	710
Arrow Electronics Inc (b)	14,400	892			$1,412
AU Optronics Corp (b)	364,000	191
Benchmark Electronics Inc (a),(b)	17,150	402	Environmental Control - 0.40%
			Clean Harbors Inc (b)	37,280	2,076
Dai-ichi Seiko Co Ltd	12,780	265	Coway Co Ltd	1,095	86
Delta Electronics Thailand PCL	17,500	38	Republic Services Inc (a)	128,708	5,267
Futaba Corp/Chiba	8,900	143	Stericycle Inc (a),(b)	3,700	499
Gentex Corp/MI (a)	115,930	2,043
GoPro Inc (b)	19,725	828	Umicore SA	4,728	206
			Waste Connections Inc	31,170	1,464
Hamamatsu Photonics KK	8,189	457	Waste Management Inc (a)	36,190	1,972
Hon Hai Precision Industry Co Ltd	80,984	224
Hosiden Corp	67,500	384			$11,570
Hoya Corp	11,939	482	Food - 1.68%
IMAX Corp (b)	16,022	560	Aryzta AG (b)	5,314	425
Japan Display Inc	54,900	224	BIM Birlesik Magazalar AS	3,711	70
Keyence Corp	732	374	BRF SA ADR(a)	5,900	134

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Food (continued)			Healthcare - Products (continued)
Campbell Soup Co (a)	16,299	$759	Medtronic PLC	21,024	$1,631
Cia Brasileira de Distribuicao ADR	5,300	180	Natus Medical Inc (a),(b)	12,900	462
ConAgra Foods Inc (a)	14,690	514	Nihon Kohden Corp	1,661	85
Cosan Ltd	53,900	407	Olympus Corp (b)	6,310	229
Delhaize Group SA	8,057	723	Sorin SpA (b)	5,336	17
Ebro Foods SA	3,883	74	Stryker Corp (a)	13,250	1,256
Greencore Group PLC	139,238	724	Sysmex Corp	4,637	249
Gruma SAB de CV	16,400	203	Tornier NV (b)	5,367	131
Grupo Bimbo SAB de CV (b)	17,919	50			$15,541
Hershey Co/The (a)	46,505	4,827
Hormel Foods Corp (a)	21,940	1,284	Healthcare - Services - 0.80%
			Acadia Healthcare Co Inc (b)	15,721	994
Indofood Sukses Makmur Tbk PT	71,900	41	Aetna Inc (a)	27,664	2,754
JBS SA	64,200	283
JM Smucker Co/The (a)	45,199	5,214	Ain Pharmaciez Inc	9,550	372
			Anthem Inc (a)	17,119	2,507
Kesko OYJ	9,142	362
Kikkoman Corp	9,120	264	Bumrungrad Hospital PCL	3,000	14
			Cigna Corp (a)	5,660	688
Koninklijke Ahold NV	35,765	670
Kraft Foods Group Inc (a)	220,301	14,112	CMIC Holdings Co Ltd	16,600	270
			Envision Healthcare Holdings Inc (b)	69,642	2,550
Kroger Co/The (a)	24,730	1,760
			HCA Holdings Inc (b)	13,630	975
MEIJI Holdings Co Ltd	1,515	181	Laboratory Corp of America Holdings (a),(b)	43,151	5,309
Mondelez International Inc	250,697	9,259
Nestle SA	13,910	1,087	Mediclinic International Ltd	11,154	118
Orkla ASA	39,893	313	Message Co Ltd	9,300	250
Post Holdings Inc (b)	20,733	1,026	Netcare Ltd	9,194	32
			Quest Diagnostics Inc (a)	6,790	476
Safeway Inc (a),(b),(g),(h)	11,050	2
Seven & i Holdings Co Ltd	10,600	405	Rhoen Klinikum AG	10,072	265
			Tenet Healthcare Corp (a),(b)	36,540	1,692
Shoprite Holdings Ltd	4,837	69	UnitedHealth Group Inc (a)	33,462	3,802
Sysco Corp (a)	47,404	1,848
Thai Union Frozen Products PCL	193,100	128			$23,068
Tiger Brands Ltd	3,213	96	Holding Companies - Diversified - 0.02%
TreeHouse Foods Inc (b)	5,610	469	Alfa SAB de CV (b)	37,200	81
Uni-President Enterprises Corp	65,725	110	Barloworld Ltd	2,813	21
Yaoko Co Ltd	5,031	338	GEA Group AG	6,822	337
		$48,411	Remgro Ltd	1,378	33
			WL Ross Holding Corp (b)	11,600	122
Forest Products & Paper - 0.16%
Holmen AB	1,846	64			$594
International Paper Co (a)	45,380	2,560	Home Builders - 0.43%
Smurfit Kappa Group PLC	51,077	1,428	Brookfield Residential Properties Inc (b)	24,837	601
UPM-Kymmene OYJ	22,800	428	DR Horton Inc	109,984	3,004
		$4,480	Hyundai Development Co-Engineering &	4,549	207
Gas - 0.25%			Construction
Atmos Energy Corp (a)	13,390	710	Iida Group Holdings Co Ltd	23,137	321
CenterPoint Energy Inc (a)	94,350	1,962	Lennar Corp	22,824	1,146
			NVR Inc (b)	2,295	3,057
China Gas Holdings Ltd	6,000	9	Pulte Group Inc (e)	126,155	2,846
Enagas SA (a)	18,397	564
			Winnebago Industries Inc (a)	51,540	1,196
Gas Natural SDG SA (a)	4,418	107
NiSource Inc (a)	23,820	1,022			$12,378
Perusahaan Gas Negara Persero Tbk PT	244,200	98	Home Furnishings - 0.30%
Shizuoka Gas Co Ltd	17,000	121	De' Longhi	19,289	377
Snam SpA (a)	24,599	125	Electrolux AB	28,441	928
UGI Corp (a)	56,918	1,934	Hoshizaki Electric Co Ltd	5,500	326
Vectren Corp (a)	15,200	679	iRobot Corp (b)	11,290	371
		$7,331	Leggett & Platt Inc (a)	51,690	2,329
Hand & Machine Tools - 0.06%			Matsushita Electric Industrial Co Ltd	6,003	75
Asahi Diamond Industrial Co Ltd	14,200	158	Sony Corp	24,467	691
DMG MORI SEIKI AG	294	10	Whirlpool Corp	16,554	3,509
DMG Mori Seiki Co Ltd	19,900	288			$8,606
SMC Corp/Japan	877	244	Housewares - 0.06%
Stanley Black & Decker Inc (a)	9,568	941	Newell Rubbermaid Inc (a)	31,110	1,222
THK Co Ltd	5,800	139	Toro Co (a)	7,240	490
		$1,780	Turkiye Sise ve Cam Fabrikalari AS	20,880	31
Healthcare - Products - 0.54%					$1,743
Asahi Intecc Co Ltd	11,514	690	Insurance - 2.03%
Becton Dickinson and Co	29,174	4,281	ACE Ltd	28,028	3,195
Boston Scientific Corp (a),(b)	25,464	430	Alleghany Corp (b),(e)	2,342	1,107
CareFusion Corp (a),(b)	48,704	2,926	Allstate Corp/The (a)	33,080	2,335
Coloplast A/S	2,067	165	American International Group Inc (e)	83,235	4,605
CR Bard Inc (a)	2,719	460	Aon PLC (a)	25,342	2,543
Hologic Inc (a),(b)	43,827	1,419	Aspen Insurance Holdings Ltd (a)	40,030	1,835
Intuitive Surgical Inc (b)	2,220	1,110	Assurant Inc (a)	19,970	1,224

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Insurance (continued)			Internet (continued)
Baloise Holding AG	334	$43	Optimal Payments PLC (b)	215,697	$1,233
Berkshire Hathaway Inc - Class B (a),(b)	24,685	3,639	Orbitz Worldwide Inc (b)	88,176	1,021
Brown & Brown Inc	26,220	843	Pandora Media Inc (b)	44,076	652
China Life Insurance Co Ltd	29,000	125	Proto Corp	12,000	191
China Pacific Insurance Group Co Ltd	41,400	216	Rakuten Inc	48,864	815
Cincinnati Financial Corp (a)	45,760	2,414	Symantec Corp (a)	43,685	1,099
Dai-ichi Life Insurance Co Ltd/The	56,300	853	Tencent Holdings Ltd	18,000	314
Delta Lloyd NV (a)	79,479	1,442	TripAdvisor Inc (a),(b)	16,680	1,489
Dongbu Insurance Co Ltd	1,900	92	Twitter Inc (b)	8,130	391
Fairfax Financial Holdings Ltd	2,561	1,344	United Internet AG	7,124	319
First American Financial Corp (a)	18,900	662	Wayfair Inc (b)	16,825	393
Gjensidige Forsikring ASA (a)	15,638	273	Yahoo! Inc (b)	19,700	872
Hannover Rueck SE	2,036	196	Zillow Group Inc (b)	22,430	2,574
Hanwha Life Insurance Co Ltd	8,200	58			$46,394
HCC Insurance Holdings Inc	11,850	662
HCI Group Inc	5,350	253	Investment Companies - 0.00%
Liberty Holdings Ltd	9,473	115	Rand Merchant Insurance Holdings Ltd	7,167	28
Markel Corp (b)	3,857	2,875
Marsh & McLennan Cos Inc (a)	69,914	3,978	Iron & Steel - 0.47%
Mercury General Corp (a)	6,700	365	Acerinox SA (a)	8,249	134
MetLife Inc	44,499	2,262	Aichi Steel Corp	50,000	245
MMI Holdings Ltd/South Africa	22,155	62	Chubu Steel Plate Co Ltd	19,300	86
Muenchener Rueckversicherungs-Gesellschaft	3,044	632	Hitachi Metals Ltd	42,346	683
AG in Muenchen			Japan Steel Works Ltd/The	213,440	880
Navigators Group Inc/The (a),(b)	3,890	291	Kobe Steel Ltd	175,000	346
New China Life Insurance Co Ltd (h)	10,600	61	Nucor Corp (a)	47,973	2,256
Old Republic International Corp (a)	61,780	937	Salzgitter AG	2,078	59
PICC Property & Casualty Co Ltd	136,000	291	ThyssenKrupp AG	223,243	5,937
Ping An Insurance Group Co of China Ltd	6,500	72	Tokyo Steel Manufacturing Co Ltd	123,000	914
Platinum Underwriters Holdings Ltd (a)	19,535	1,491	Toyo Kohan Co Ltd	25,000	124
Porto Seguro SA	7,800	86	Vale SA ADR(a)	40,900	265
Powszechny Zaklad Ubezpieczen SA	569	75	Worthington Industries Inc	21,010	567
Progressive Corp/The (a)	52,261	1,393	Yamato Kogyo Co Ltd	27,650	746
RenaissanceRe Holdings Ltd (a)	23,525	2,412	Yodogawa Steel Works Ltd	66,000	263
Samsung Fire & Marine Insurance Co Ltd	129	30			$13,505
Sanlam Ltd	46,108	299
Sony Financial Holdings Inc	37,840	574	Leisure Products & Services - 0.19%
Swiss Life Holding AG (b)	5,390	1,280	Harley-Davidson Inc	26,065	1,657
Swiss Re AG	3,196	294	HIS Co Ltd	2,700	91
			Interval Leisure Group Inc (a)	26,430	713
T&D Holdings Inc	143,688	1,867	Jarden Corp (a),(b)	7,380	392
Tokio Marine Holdings Inc	18,275	666
Torchmark Corp (a)	19,645	1,046	Polaris Industries Inc	8,360	1,282
Travelers Cos Inc/The (a)	8,330	895	Shimano Inc	1,668	252
Tryg A/S	426	53	TUI AG	43,362	784
UnipolSai SpA	121,296	357	Yamaha Motor Co Ltd	9,000	224
Universal Insurance Holdings Inc (a)	37,624	937			$5,395
Unum Group	28,196	946	Lodging - 0.20%
White Mountains Insurance Group Ltd	1,523	1,016	Diamond Resorts International Inc (b)	44,441	1,540
WR Berkley Corp	14,550	726	Hilton Worldwide Holdings Inc (b)	50,954	1,440
		$58,343	Wyndham Worldwide Corp (a),(e)	18,607	1,702
			Wynn Resorts Ltd (a)	7,816	1,114
Internet - 1.61%
Alibaba Group Holding Ltd ADR (b)	41,840	3,561			$5,796
Amazon.com Inc (b)	15,391	5,851
AOL Inc (b)	25,429	1,031	Machinery - Construction & Mining - 0.04%
Baidu Inc ADR (b)	4,633	944	Mitsubishi Electric Corp	64,640	758
			Terex Corp	11,560	317
COOKPAD Inc	2,700	109	United Tractors Tbk PT	12,100	19
Corindus Vascular Robotics Inc (b),(g)	168,064	706
Coupons.com Inc (b)	122,263	1,192			$1,094
CyberAgent Inc	22,612	1,167	Machinery - Diversified - 0.23%
Dip Corp	5,481	257	Amada Co Ltd	11,900	113
en-japan Inc	14,800	200	Bucher Industries AG	420	111
Expedia Inc (a)	23,340	2,141	Daifuku Co Ltd	19,000	247
F5 Networks Inc (a),(b)	19,711	2,328	Denyo Co Ltd	22,200	343
Facebook Inc (a),(b)	56,150	4,434	DXP Enterprises Inc (a),(b)	14,650	671
Google Inc - C Shares (a),(b)	5,216	2,913	Eagle Industry Co Ltd	5,200	108
Groupon Inc (b)	352,290	2,882	Fuji Machine Manufacturing Co Ltd	20,700	235
Infomart Corp	34,800	282	Hisaka Works Ltd	21,800	181
Internet Initiative Japan Inc	8,500	168	Husqvarna AB	48,333	378
Marketo Inc (b)	5,886	165	IDEX Corp (a)	22,915	1,770
NAVER Corp	193	116	Kubota Corp	14,200	231
NCSoft Corp	1,115	181	Makino Milling Machine Co Ltd	47,570	401
Netflix Inc (b)	9,272	4,403	MAN SE	2,609	280

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Machinery - Diversified (continued)			Miscellaneous Manufacturing (continued)
Metso OYJ	8,379	$270	Pall Corp	9,209	$928
OC Oerlikon Corp AG (b)	41,749	521	Polypore International Inc (b)	10,541	625
Toshiba Machine Co Ltd	103,000	400	Sulzer AG	1,646	200
Tsubakimoto Chain Co	14,400	116	Sumitomo Riko Co Ltd	42,500	368
Zuiko Corp	7,130	270	Tenma Corp	21,000	318
		$6,646	Toshiba Corp	177,500	735
			Trelleborg AB	5,233	106
Media - 1.58%			Trinity Industries Inc (a)	51,350	1,726
Axel Springer SE	2,161	140	Wartsila OYJ Abp	7,278	330
BEC World PCL	9,700	14			$31,591
Cablevision Systems Corp (a)	54,648	1,026
CBS Corp (a)	21,790	1,288	Office & Business Equipment - 0.10%
Comcast Corp - Class A (a)	51,872	3,080	Canon Inc	41,600	1,353
Cyfrowy Polsat SA	4,904	32	Xerox Corp (a)	114,299	1,560
DIRECTV (b)	24,368	2,159			$2,913
Discovery Communications Inc - A Shares	4,504	145
(a),(b)			Oil & Gas - 1.53%
			Anadarko Petroleum Corp (a)	11,219	945
Discovery Communications Inc - C Shares	4,504	137
(a),(b)			BG Group PLC	139,398	2,052
			California Resources Corp (a)	4,335	31
DISH Network Corp (b)	181,583	13,626
FactSet Research Systems Inc	9,404	1,463	Canadian Natural Resources Ltd	13,209	385
			Cheniere Energy Inc (b)	62,020	5,001
Grupo Televisa SAB ADR (b)	1,900	65
			Chevron Corp (a),(e)	23,497	2,506
Journal Communications Inc (a),(b)	19,114	227
			China Petroleum & Chemical Corp ADR(a)	2,210	185
Liberty Global PLC - A Shares (b)	32,771	1,771
			CNOOC Ltd ADR(a)	500	72
Liberty Global PLC - C Shares (b)	88,025	4,593
			Cobalt International Energy Inc (b)	101,621	1,041
Naspers Ltd	1,159	170	Concho Resources Inc (b)	3,060	333
News Corp (b)	14,970	259
			ConocoPhillips (a)	11,830	771
Nippon Television Holdings Inc	55,000	911
ProSiebenSat.1 Media AG	14,530	713	Energen Corp	9,988	646
Time Warner Cable Inc (a)	43,029	6,629	Eni SpA	43,352	808
Tribune Media Co	10,728	708	EOG Resources Inc	4,817	432
			Exxon Mobil Corp (a)	42,369	3,752
TV Asahi Holdings Corp	38,750	598
Twenty-First Century Fox Inc - A Shares	50,774	1,777	Helmerich & Payne Inc	4,950	332
			Hess Corp (a)	13,600	1,021
Viacom Inc (a)	33,960	2,375
Wolters Kluwer NV	47,864	1,550	HollyFrontier Corp	5,370	236
		$45,456	Imperial Oil Ltd	48,126	1,860
			Inpex Corp	106,381	1,257
Metal Fabrication & Hardware - 0.07%			Japan Petroleum Exploration Co Ltd	16,800	563
Aurubis AG	11,725	707	Karoon Gas Australia Ltd (b)	201,383	411
Hyosung Corp	628	42	Marathon Petroleum Corp (a)	19,364	2,033
Maruichi Steel Tube Ltd	19,400	462	Occidental Petroleum Corp (a),(e)	22,475	1,750
Neturen Co Ltd	12,800	93	Patterson-UTI Energy Inc	54,496	1,018
NSK Ltd	4,887	68	PetroChina Co Ltd ADR (a)	1,800	209
Vallourec SA	25,296	595	Petroleo Brasileiro SA ADR(a)	27,200	183
		$1,967	Pioneer Natural Resources Co (a),(e)	37,185	5,672
			Polskie Gornictwo Naftowe i Gazownictwo	101,977	138
Mining - 0.18%			SA (a)
Boliden AB	67,731	1,369	PTT PCL	10,200	108
Cia de Minas Buenaventura SAA ADR	800	9	Reliance Industries Ltd (c)	2,177	61
Compass Minerals International Inc (a)	4,220	383
			Repsol SA (a)	41,851	807
KGHM Polska Miedz SA	4,138	135	Rice Energy Inc (b)	32,459	636
Mitsubishi Materials Corp	342,000	1,178	Sasol Ltd ADR(a)	9,000	328
Norsk Hydro ASA	121,449	694	SK Holdings Co Ltd	535	91
OSAKA Titanium Technologies Co Ltd	6,900	145	Southwestern Energy Co (b)	10,025	251
Rio Alto Mining Ltd (b)	4,243	13
			Suncor Energy Inc	51,836	1,560
Rio Tinto PLC ADR	27,600	1,362	Talisman Energy Inc	219,597	1,708
Southern Copper Corp	700	21	Tesoro Corp	4,910	451
		$5,309	Tupras Turkiye Petrol Rafinerileri AS	6,238	132
Miscellaneous Manufacturing - 1.10%			Valero Energy Corp (a)	16,719	1,031
3M Co (a)	8,722	1,471	Western Refining Inc (a)	14,640	690
Barnes Group Inc (e)	5,673	227	Whiting Petroleum Corp (b)	15,750	533
Carlisle Cos Inc (a)	18,020	1,677			$44,030
Danaher Corp	150,414	13,128	Oil & Gas Services - 0.33%
Dover Corp (a)	7,460	538
			Aker Solutions ASA (b)	12,873	72
Eaton Corp PLC (e)	27,091	1,924
			Baker Hughes Inc (a)	43,644	2,728
General Electric Co (a)	120,750	3,138
			Cameron International Corp (a),(b)	6,786	319
Glory Ltd	8,700	234	Dresser-Rand Group Inc (a),(b)	40,338	3,283
Illinois Tool Works Inc (a)	11,380	1,125
			Halliburton Co (a)	28,448	1,222
Ingersoll-Rand PLC (a)	30,220	2,031
			McDermott International Inc (b)	204,963	512
Largan Precision Co Ltd	3,000	255	Oil States International Inc (b)	14,020	610
Mitsuboshi Belting Co Ltd	9,310	77	Subsea 7 SA	17,156	170
Nikkiso Co Ltd	9,200	77	Trican Well Service Ltd	193,070	676
Nikon Corp	27,200	353			$9,592

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Packaging & Containers - 0.32%			Pipelines (continued)
Ball Corp (a)	34,728	$2,490	ONEOK Inc (a)	40,250	$1,782
Graphic Packaging Holding Co	81,240	1,226	Williams Cos Inc/The (a)	52,170	2,558
Greif Inc - Class A (a)	13,610	599			$5,961
MeadWestvaco Corp	9,953	528
Packaging Corp of America (a)	20,998	1,740	Publicly Traded Investment Fund - 0.07%
Rock-Tenn Co	19,550	1,342	iShares Core S&P Mid-Cap ETF	5,923	891
Silgan Holdings Inc (e)	16,240	932	Nomura TOPIX Exchange Traded Fund	7,290	95
Sonoco Products Co (a)	9,750	457	Utilities Select Sector SPDR Fund	23,095	1,045
		$9,314			$2,031

Pharmaceuticals - 5.12%			Real Estate - 0.26%
Abbott Laboratories (a)	23,238	1,101	BR Malls Participacoes SA	5,200	31
AbbVie Inc (a)	11,670	706	China Overseas Land & Investment Ltd	56,000	171
Actavis PLC (b)	56,177	16,367	China Resources Land Ltd	20,000	53
			China Vanke Co Ltd (b)	7,000	16
Actelion Ltd (b)	10,629	1,272
Agios Pharmaceuticals Inc (b)	2,395	257	Country Garden Holdings Co Ltd	53,000	21
Allergan Inc/United States (a)	68,725	15,995	Deutsche Annington Immobilien SE	8,242	318
AmerisourceBergen Corp (a)	24,310	2,498	Deutsche Wohnen AG	43,817	1,207
Astellas Pharma Inc	30,916	492	Emlak Konut Gayrimenkul Yatirim Ortakligi	21,091	26
AstraZeneca PLC ADR	10,646	733	AS
AstraZeneca PLC	62,842	4,331	Evergrande Real Estate Group Ltd	62,000	27
			Jones Lang LaSalle Inc (a)	10,801	1,742
Bristol-Myers Squibb Co (a),(e)	201,094	12,251
Cardinal Health Inc (a)	67,215	5,914	Kennedy-Wilson Holdings Inc	39,077	1,046
Chugai Pharmaceutical Co Ltd	10,836	330	LEG Immobilien AG	11,950	983
			Leopalace21 Corp (b)	90,300	496
CSPC Pharmaceutical Group Ltd	68,000	56
Daiichi Sankyo Co Ltd	34,700	544	Mitsubishi Estate Co Ltd	33,380	780
Dr Reddy's Laboratories Ltd ADR	5,200	274	Redefine Properties Ltd	43,702	44
Eisai Co Ltd	26,983	1,409	Relo Holdings Inc	4,262	344
Eli Lilly & Co (a)	32,443	2,276	Shimao Property Holdings Ltd	7,500	16
Endo International PLC (a),(b)	7,590	650	Sino-Ocean Land Holdings Ltd	34,500	21
Express Scripts Holding Co (a),(b)	45,743	3,879	Takara Leben Co Ltd	23,600	126
			WeWork Cos Inc (b),(g),(h),(i)	979	16
Furiex Pharmaceuticals Inc - Rights (a),(b),(g),(h)	4,411	43
Genomma Lab Internacional SAB de CV (b)	21,300	23			$7,484
Herbalife Ltd (b)	2,711	84	REITS - 0.94%
Hospira Inc	21,345	1,868	Aviv REIT Inc	18,185	654
Johnson & Johnson (a)	50,446	5,171	Daiwa Office Investment Corp	51	292
Lannett Co Inc (a),(b)	13,170	822	Duke Realty Corp (a)	68,860	1,471
McKesson Corp (a)	4,633	1,060	Extra Space Storage Inc (a)	13,290	874
Mead Johnson Nutrition Co	109,351	11,456	Fibra Uno Administracion SA de CV	31,100	87
Meda AB	28,526	462	General Growth Properties Inc (a)	31,090	902
Merck & Co Inc (a),(e)	109,750	6,425	Getty Realty Corp (a)	4,560	82
Merck KGaA	4,501	464	GLP J-Reit	227	249
Mitsubishi Tanabe Pharma Corp	14,104	238	Grivalia Properties REIC	51,020	501
Mylan Inc/PA (a),(b)	23,677	1,357	Growthpoint Properties Ltd	29,490	75
Nippon Shinyaku Co Ltd	20,239	681	Hibernia REIT PLC	658,745	884
Novartis AG	10,177	1,041	Host Hotels & Resorts Inc (a)	175,103	3,677
Novo Nordisk A/S	20,444	978	Intu Properties PLC	221,749	1,208
Omnicare Inc (a)	72,290	5,547	Irish Residential Properties REIT PLC	700,319	811
Ono Pharmaceutical Co Ltd	13,404	1,336	Lamar Advertising Co (a)	94,896	5,514
Orion Oyj	15,338	499	Paramount Group Inc	6,990	128
Pfizer Inc (a)	118,157	4,055	Plum Creek Timber Co Inc (a)	7,819	340
PharMerica Corp (a),(b)	27,300	682	Prologis Inc (a)	14,150	604
Portola Pharmaceuticals Inc (b)	22,393	853	Public Storage (a)	18,670	3,682
Receptos Inc (b)	1,540	195	Regency Centers Corp (a)	12,670	832
Regulus Therapeutics Inc (b)	6,790	126	UDR Inc (a)	24,300	776
Roche Holding AG	7,591	2,069	Weyerhaeuser Co (a)	100,550	3,530
Rohto Pharmaceutical Co Ltd	12,400	154			$27,173
Salix Pharmaceuticals Ltd (b)	18,238	2,867
Sanofi ADR	8,639	422	Retail - 2.30%
Santen Pharmaceutical Co Ltd	6,170	414	Adastria Holdings Co Ltd	23,210	572
Shionogi & Co Ltd	26,624	784	Advance Auto Parts Inc (e)	49,135	7,612
Shire PLC ADR	15,462	3,740	Autogrill SpA (a),(b)	3,088	28
Sihuan Pharmaceutical Holdings Group Ltd	154,000	92	AutoZone Inc (a),(b)	1,420	913
Sino Biopharmaceutical Ltd	324,000	308	Belle International Holdings Ltd	39,000	42
Suzuken Co Ltd/Aichi Japan	5,900	186	CarMax Inc (b)	4,920	330
Takeda Pharmaceutical Co Ltd	45,700	2,341	Cawachi Ltd	16,800	287
TESARO Inc (b)	8,175	436	Chipotle Mexican Grill Inc (a),(b)	3,850	2,560
TherapeuticsMD Inc (b)	474,409	2,405	CST Brands Inc	10,936	455
TherapeuticsMD Inc (b),(h)	15,388	78	CVS Health Corp (a)	45,686	4,745
Zoetis Inc	311,863	14,374	Dollar General Corp (a)	7,744	562
		$147,471	Domino's Pizza Inc (a)	17,584	1,785
			Doutor Nichires Holdings Co Ltd	14,100	211
Pipelines - 0.21%			Family Dollar Stores Inc (a)	29,885	2,353
Kinder Morgan Inc/DE	39,535	1,621

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Retail (continued)			Semiconductors (continued)
Fast Retailing Co Ltd	323	$125	Rohm Co Ltd	14,393	$929
Foschini Group Ltd/The	5,744	81	Rovi Corp (b)	11,313	281
Gap Inc/The (a)	69,768	2,902	Samsung Electronics Co Ltd	1,482	918
GOME Electrical Appliances Holding Ltd	765,000	103	Sanken Electric Co Ltd	27,000	194
H2O Retailing Corp	9,800	188	Semiconductor Manufacturing International	586,000	52
Hennes & Mauritz AB	6,143	268	Corp (b)
Home Depot Inc/The (a),(e)	52,960	6,077	Shinkawa Ltd	34,800	206
Honeys Co Ltd	31,480	258	Shinko Electric Industries Co Ltd	92,600	682
HSN Inc	7,428	502	Silicon Image Inc (b)	62,054	452
HUGO BOSS AG	238	31	SK Hynix Inc	7,972	338
Hyundai Department Store Co Ltd	320	39	STMicroelectronics NV	38,438	342
Isetan Mitsukoshi Holdings Ltd	13,086	200	Sumco Corp	133,030	2,675
Kate Spade & Co (b)	23,902	823	SunEdison Inc (a),(b)	174,554	3,864
Kohl's Corp (a)	11,370	839	SunEdison Semiconductor Ltd (b)	48,237	1,161
K's Holdings Corp	8,200	253	Taiwan Semiconductor Manufacturing Co Ltd	39,400	967
Kura Corp	5,672	190	ADR(a)
L Brands Inc (a)	18,601	1,709	Texas Instruments Inc (a)	12,717	748
Lowe's Cos Inc (a),(e)	120,987	8,964	Tokyo Electron Ltd	25,465	1,920
McDonald's Corp	26,298	2,601	Veeco Instruments Inc (a),(b)	12,550	383
Mr Price Group Ltd	4,953	114	Xilinx Inc (a)	12,170	516
MSC Industrial Direct Co Inc	21,975	1,604			$48,389
Nishimatsuya Chain Co Ltd	43,800	366
Office Depot Inc (b)	57,660	540	Software - 1.10%
			Adobe Systems Inc (b)	8,182	647
Pal Co Ltd	16,500	447
Pandora A/S (a)	1,881	172	Advent Software Inc	14,633	646
			Akamai Technologies Inc (b)	54,506	3,789
Pantry Inc/The (b)	300	11
PetSmart Inc	15,639	1,297	Alpha Systems Inc	4,500	63
			CA Inc (a)	55,490	1,804
Pier 1 Imports Inc	62,893	758	CareView Communications Inc (b)	944,108	491
President Chain Store Corp	14,000	109	Citrix Systems Inc (a),(b)	12,230	779
Ryohin Keikaku Co Ltd	2,153	281
Shanghai Pharmaceuticals Holding Co Ltd	12,700	27	Cresco Ltd	16,156	265
Shimamura Co Ltd	6,100	592	Dena Co Ltd	38,300	458
			Fidelity National Information Services Inc (a)	51,119	3,455
Signet Jewelers Ltd	3,961	475	Fiserv Inc (a),(b)	14,482	1,131
Target Corp (a)	4,030	310
Tiffany & Co	5,866	518	Gree Inc	67,500	397
			Intuit Inc (a)	29,230	2,854
TJX Cos Inc/The (a)	51,597	3,542
			Microsoft Corp (a),(e)	143,913	6,311
Tsuruha Holdings Inc	13,737	928	New Relic Inc (b),(j)	1,311	45
Tuesday Morning Corp (b)	18,785	357
United Arrows Ltd	4,300	133	NSD Co Ltd	480	7
			Paychex Inc (a)	123,860	6,172
Walgreens Boots Alliance Inc (a)	21,870	1,817
			Progress Software Corp (a),(b)	12,800	350
Wal-Mart Stores Inc (a)	5,088	427
			Take-Two Interactive Software Inc (a),(b)	56,670	1,501
Welcia Holdings Co Ltd	8,700	321	Tangoe Inc (b)	31,441	390
Williams-Sonoma Inc	8,280	666
Woolworths Holdings Ltd/South Africa	7,093	55			$31,555
World Fuel Services Corp	20,546	1,125	Telecommunications - 1.59%
Xebio Co Ltd	25,200	477	Alcatel-Lucent ADR(b)	72,906	284
		$66,077	America Movil SAB de CV ADR (a)	39,300	840
			AT&T Inc (a)	40,588	1,403
Savings & Loans - 0.34%
B of I Holding Inc (a),(b)	8,340	737	Belgacom SA	4,755	179
			CalAmp Corp (a),(b)	34,670	664
Hudson City Bancorp Inc (a)	326,187	3,184
			CenturyLink Inc (a)	57,860	2,191
New York Community Bancorp Inc (a)	166,390	2,764
			China Mobile Ltd ADR(a)	18,300	1,240
People's United Financial Inc (a)	202,990	3,071
		$9,756	China Telecom Corp Ltd	536,000	347
			Cisco Systems Inc (a)	290,821	8,582
Semiconductors - 1.68%			DiGi.Com Bhd	39,700	70
Applied Materials Inc	144,873	3,629	DigitalGlobe Inc (b)	54,408	1,809
Emulex Corp (b)	11	—	Far EasTone Telecommunications Co Ltd	10,000	25
First Solar Inc (b)	13,030	778	Freenet AG	19,918	595
Infineon Technologies AG	29,830	345	GLENTEL Inc	7,511	144
Inotera Memories Inc (b)	329,000	484	GN Store Nord A/S	5,035	117
Intel Corp	69,400	2,308	Gogo Inc (b)	91,549	1,646
Lam Research Corp (a)	13,393	1,104	Harris Corp (a)	51,160	3,974
Linear Technology Corp (a)	48,980	2,360	Hellenic Telecommunications Organization	61,417	610
Maxim Integrated Products Inc	21,293	732	SA (b)
MediaTek Inc	13,000	195	Jazztel PLC (b)	124,407	1,739
Microchip Technology Inc (a)	8,010	411	Juniper Networks Inc (a)	15,948	381
Micron Technology Inc (a),(b)	166,113	5,095	KDDI Corp	7,700	534
Mimasu Semiconductor Industry Co Ltd	22,200	262	Koninklijke KPN NV	92,223	314
Miraial Co Ltd	15,100	191	Leap Wireless International Inc - Rights	6	—
MKS Instruments Inc (a)	14,250	504	(b),(g),(h)
Novatek Microelectronics Corp	20,000	107	Loral Space & Communications Inc (b)	5,734	408
NXP Semiconductors NV (b)	155,286	13,183	Motorola Solutions Inc	19,280	1,310
Powertech Technology Inc (b)	43,000	73	MTN Group Ltd	7,352	130

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2015 (unaudited)

	COMMON STOCKS (continued)	Shares Held	Value	(000	's)	CONVERTIBLE PREFERRED STOCKS

	Telecommunications (continued)					(continued)	Shares Held	Value	(000	's)
	Nippon Telegraph & Telephone Corp	18,449		$1,150		Electric (continued)
	Orange Polska SA (a)	38,950		103		Dominion Resources Inc/VA - Series A	16,939		$976
	ParkerVision Inc (b)	509,099		484		Dominion Resources Inc/VA - Series B	15,068		870
	Qorvo Inc (b)	7,295		506		NextEra Energy Inc 5.89%	53,250		3,473
	SK Telecom Co Ltd ADR	4,800		140					$5,567
	SoftBank Corp	22,920		1,416
	Swisscom AG	9,891		5,670		Food - 0.10%
						Post Holdings Inc (c)	725		70
	TDC A/S (a)	66,886		528
	Tele2 AB	9,040		106		Tyson Foods Inc	57,164		2,907
	Telefonaktiebolaget LM Ericsson	110,227		1,423					$2,977
	Telefonica Deutschland Holding AG	32,026		176		Internet - 0.00%
	Telefonica SA	115,544		1,794		DraftKings Inc (b),(g),(h),(k)	29,108		52
	Telekomunikasi Indonesia Persero Tbk PT	2,100		95		Dropbox Inc (b),(g),(h),(l)	2,671		52
	ADR(a)								$104
	Telenor ASA (a)	9,518		191
	TeliaSonera AB	6,581		42		Iron & Steel - 0.01%
	Tim Participacoes SA ADR(a)	6,500		137		ArcelorMittal	18,050		314
	Verizon Communications Inc (a)	44,606		2,206
				$45,703		Mining - 0.04%
	Toys, Games & Hobbies - 0.07%					Alcoa Inc	21,404		1,036
	Hasbro Inc (a)	19,099		1,190
	Nintendo Co Ltd	6,650		712		Oil & Gas - 0.06%
				$1,902		Chesapeake Energy Corp (c)	300		302
	Transportation - 1.24%					Southwestern Energy Co	23,350		1,272
	AP Moeller - Maersk A/S - B shares (a)	268		616					$1,574
	bpost SA	22,266		626		Pharmaceuticals - 0.00%
	Canadian National Railway Co	11,439		790		Omnicare Capital Trust II	650		61
	Canadian Pacific Railway Ltd	45,281		8,496
	Central Japan Railway Co	2,068		385
	CH Robinson Worldwide Inc (a)	17,055		1,267		REITS - 0.22%
	CSX Corp (a)	21,608		741		American Tower Corp 5.25%	3,450		364
	Deutsche Post AG (a)	33,584		1,143		Crown Castle International Corp	7,693		819
						Health Care REIT Inc (a)	34,575		2,363
	DSV A/S	7,412		240
	East Japan Railway Co	3,450		290		iStar Financial Inc	9,001		521
	FedEx Corp (a)	11,011		1,949		Weyerhaeuser Co	39,179		2,286
	Gategroup Holding AG (b)	27,060		855					$6,353
	Genesee & Wyoming Inc (b)	19,205		1,980
						Software - 0.01%
	Groupe Eurotunnel SE	77,774		1,063		Cloudera Inc (b),(g),(h),(m)	3,756		124
	Keio Corp	18,910		157
	Landstar System Inc	16,100		1,130
	MISC Bhd	26,200		61		Telecommunications - 0.04%
	Norfolk Southern Corp (a)	10,651		1,163		T-Mobile US Inc	21,025		1,270
	Old Dominion Freight Line Inc (a),(b)	52,250		4,082
	Sinotrans Ltd	145,000		96		TOTAL CONVERTIBLE PREFERRED STOCKS			$19,380
	Swift Transportation Co (b)	45,282		1,280		PREFERRED STOCKS - 0.39%	Shares Held	Value	(000	's)
	Tsakos Energy Navigation Ltd	179,686		1,348
	Union Pacific Corp (a)	17,790		2,139		Automobile Manufacturers - 0.07%
						Porsche Automobil Holding SE (a)	6,671		618
	United Parcel Service Inc (e)	31,752		3,230
	UTI Worldwide Inc (b)	25,015		327		Volkswagen AG	5,548		1,400
	West Japan Railway Co	4,746		271					$2,018
				$35,725		Banks - 0.00%
	Trucking & Leasing - 0.03%					Banco do Estado do Rio Grande do Sul SA	4,300		19
	AMERCO (b)	2,252		736
						Computers - 0.00%
						Pure Storage Inc (b),(g),(h),(n)	8,348		136
Water	- 0.03%
	Guangdong Investment Ltd	54,000		69
	Suez Environnement Co	53,041		945		Diversified Financial Services - 0.08%
				$1,014		Ally Financial Inc (c)	2,161		2,167
	TOTAL COMMON STOCKS			$1,345,463
	INVESTMENT COMPANIES - 23.92%	Shares Held	Value	(000	's)	Electric - 0.00%
	Publicly Traded Investment Fund - 23.92%					Cia Energetica de Sao Paulo	10,600		88
	BlackRock Liquidity Funds FedFund Portfolio	42,031,350		42,031
	JP Morgan Prime Money Market Fund	646,573,437		646,574		Electronics - 0.01%
				$688,605		Veracode Inc (b),(g),(h),(o)	6,031		146
	TOTAL INVESTMENT COMPANIES			$688,605
	CONVERTIBLE PREFERRED STOCKS -
	0.67%	Shares Held	Value	(000	's)	Internet - 0.02%
						Uber Technologies Inc (b),(g),(h),(p)	15,196		506
	Electric - 0.19%					Zuora Inc (b),(h),(q)	40,988		156
	Dominion Resources Inc/VA	4,900		248					$662

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2015 (unaudited)

	PREFERRED STOCKS (continued)	Shares Held Value (000's)				Principal

	Pharmaceuticals - 0.16%				BONDS (continued)	Amount (000's) Value (000's)
	Actavis PLC (b),(r)	4,374	$4,488		Automobile Asset Backed Securities (continued)
					Nissan Auto Receivables 2013-B Owner
					Trust
	Private Equity - 0.01%				0.52%, 04/15/2016 (x)		$35	$35
	Forward Venture Services LLC (b),(g),(h),(s)	5,465	155
					Nissan Auto Receivables 2013-C Owner
					Trust
	Real Estate - 0.01%				0.67%, 08/15/2018 (x)		645	644
	Redfin Corp (b),(g),(h),(t)	29,409	97		Nissan Auto Receivables 2014-B Owner
	WeWork Cos Inc (b),(g),(h),(u)	4,867	81		Trust
	WeWork Cos Inc (b),(g),(h),(v)	3,824	64		1.11%, 05/15/2019		330	330
			$242		Toyota Auto Receivables 2014-C Owner
					Trust
REITS	- 0.01%				0.93%, 07/16/2018		360	360
	American Tower Corp (b),(r)	2,825	286
					USAA Auto Owner Trust
					0.57%, 08/15/2017 (x)		215	215
	Retail - 0.02%				World Omni Auto Receivables Trust 2015-A
	Hornbach Holding AG	7,214	615		0.00%, 05/15/2020 (b),(r),(x)		2,180	2,180
	Lojas Americanas SA	8,800	52					$10,331

			$667		Automobile Floor Plan Asset Backed Securities - 0.07%
	Software - 0.00%				Ally Master Owner Trust
	Nutanix Inc (b),(g),(h),(w)	3,575	62		0.54%, 01/16/2018 (x)		1,230	1,229
					0.64%, 01/15/2019 (x)		900	899
	TOTAL PREFERRED STOCKS		$11,136					$2,128
		Principal			Automobile Manufacturers - 0.21%
BONDS	- 19.76%	Amount (000's) Value (000's)			Daimler Finance North America LLC
	Aerospace & Defense - 0.06%				0.93%, 08/01/2016 (c),(x)		855	860
	KLX Inc				Ford Motor Credit Co LLC
	5.88%, 12/01/2022 (c)	$530	$542		1.04%, 01/17/2017 (x)		625	626
	Meccanica Holdings USA Inc				General Motors Co
	6.25%, 01/15/2040 (c)	905	941		5.20%, 04/01/2045		1,280	1,417
	Rockwell Collins Inc				Hyundai Capital Services Inc
	0.59%, 12/15/2016 (x)	115	115		1.04%, 03/18/2017 (c),(x)		950	951
			$1,598		Nissan Motor Acceptance Corp
					0.78%, 03/03/2017 (c),(x)		925	928
	Airlines - 0.03%				0.95%, 09/26/2016 (c),(x)		875	880
	American Airlines 2013-1 Class B Pass				Volkswagen International Finance NV
	Through Trust				0.70%, 11/18/2016 (c),(x)		450	451
	5.63%, 01/15/2021 (c),(h)	836	874
								$6,113

					Automobile Parts & Equipment - 0.01%
	Automobile Asset Backed Securities - 0.36%				Nexteer Automotive Group Ltd
	AmeriCredit Automobile Receivables Trust				5.88%, 11/15/2021 (c)		230	235
	2013-4
	3.31%, 10/08/2019 (x)	294	301
	BMW Vehicle Owner Trust 2013-A			Banks	- 2.44%
	0.67%, 11/27/2017	760	760		Banco do Brasil SA/Cayman
	BMW Vehicle Owner Trust 2014-A				9.00%, 06/18/2049 (x)		1,500	1,268
	0.97%, 11/26/2018	970	970		9.00%, 06/29/2049 (c)		4,000	3,380
	Ford Credit Auto Owner Trust 2014-C				Bank of America Corp
	1.06%, 05/15/2019	515	516		1.29%, 01/15/2019 (x)		435	441
	Ford Credit Auto Owner Trust 2014-REV2				4.20%, 08/26/2024		1,265	1,310
	2.31%, 04/15/2026 (c),(x)	445	450		6.00%, 09/01/2017		1,100	1,214
	Honda Auto Receivables 2013-4 Owner				Banque Centrale de Tunisie SA
	Trust				5.75%, 01/30/2025 (c)		6,000	6,105
	0.69%, 09/18/2017 (x)	740	740		BBVA Bancomer SA/Texas
	Honda Auto Receivables 2014-4 Owner				6.50%, 03/10/2021		10,975	12,297
	Trust				Burgan Tier 1 Financing Ltd
	0.99%, 09/17/2018	560	559		7.25%, 09/30/2049 (x)		9,000	8,865
	Honda Auto Receivables 2015-1 Owner				Chinatrust Commercial Bank Hong Kong
	Trust				5.63%, 03/29/2049 (x)		4,000	3,995
	1.05%, 10/15/2018 (x)	570	569		Intesa Sanpaolo SpA
	Honda Auto Receivables Owner Trust 2014-				5.02%, 06/26/2024 (c)		3,060	3,150
	3				JP Morgan Chase & Co
	0.88%, 06/15/2018 (x)	400	399		4.25%, 11/02/2018	NZD	1,365	1,033
	1.31%, 10/15/2020 (x)	260	260		Lloyds Banking Group PLC
	Hyundai Auto Receivables Trust 2014-A				0.00%, 11/04/2024 (b)		$1,200	1,254
	1.07%, 07/16/2018	130	130		Morgan Stanley
	Hyundai Auto Receivables Trust 2015-A				4.35%, 09/08/2026		1,345	1,402
	1.05%, 04/15/2019	515	513		Novo Banco SA
	Nissan Auto Lease Trust 2014-B				2.63%, 05/08/2017	EUR	4,000	4,390
	1.12%, 09/15/2017	400	400		4.00%, 01/21/2019		5,000	5,756
					4.75%, 01/15/2018		3,000	3,500

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2015 (unaudited)

		Principal			Principal
	BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

	Banks (continued)			Credit Card Asset Backed Securities (continued)
	Royal Bank of Scotland Group PLC			Barclays Dryrock Issuance Trust
	6.13%, 12/15/2022	$2,820	$3,181	2.41%, 07/15/2022 (x)		$455	$463
	Societe Generale SA			Capital One Multi-Asset Execution Trust
	5.00%, 01/17/2024 (c)	1,820	1,933	0.22%, 11/15/2019 (x)		530	528
	Turkiye Vakiflar Bankasi Tao			0.96%, 09/16/2019 (x)		425	424
	6.87%, 02/03/2025 (c),(x)	6,000	5,848	1.48%, 07/15/2020		555	557
			$70,322	Chase Issuance Trust
				0.22%, 04/15/2019 (x)		755	751
	Beverages - 0.19%			0.42%, 11/15/2018 (x)		865	865
	CEDC Finance Corp International Inc			1.01%, 10/15/2018 (x)		900	901
	9.00%, 04/30/2018 (x)	5,140	4,517
				1.26%, 07/15/2019 (x)		600	600
	Coca-Cola Co/The			1.38%, 11/15/2019		890	890
	0.35%, 11/01/2016 (x)	985	987
				Citibank Credit Card Issuance Trust
			$5,504	0.29%, 12/17/2018 (x)		470	468
	Building Materials - 0.12%			0.37%, 05/09/2018 (x)		1,490	1,489
	Atrium Windows & Doors Inc			0.37%, 08/24/2018 (x)		595	595
	7.75%, 05/01/2019 (c)	950	803	0.60%, 09/10/2020 (x)		915	917
	Cemex SAB de CV			0.73%, 02/07/2018 (x)		900	901
	6.13%, 05/05/2025 (c),(h),(r)	1,855	1,855	1.02%, 02/22/2019 (x)		565	565
	NCI Building Systems Inc			1.32%, 09/07/2018 (x)		440	443
	8.25%, 01/15/2023 (c)	220	229	1.73%, 04/09/2020 (x)		600	603
	Owens Corning			Discover Card Execution Note Trust
	4.20%, 12/01/2024	405	419	0.62%, 08/17/2020 (h),(x)		2,115	2,115
			$3,306	1.39%, 04/15/2020		615	615
				World Financial Network Credit Card Master
	Chemicals - 0.28%			Trust
	Albemarle Corp			0.55%, 12/15/2019 (x)		305	305
	4.15%, 12/01/2024	590	612				$21,511
	Hercules Inc
	6.50%, 06/30/2029	330	297	Diversified Financial Services - 0.70%
	Mexichem SAB de CV			Air Lease Corp
	5.88%, 09/17/2044 (c)	555	560	3.75%, 02/01/2022		800	812
	OCP SA			4.25%, 09/15/2024		1,570	1,617
	5.63%, 04/25/2024 (c)	6,000	6,492	Aircastle Ltd
			$7,961	5.50%, 02/15/2022		120	129
				Ally Financial Inc
Coal	- 0.10%			2.75%, 01/30/2017		100	100
	Berau Coal Energy Tbk PT			3.13%, 01/15/2016		100	100
	7.25%, 03/13/2017	4,500	2,812	3.25%, 09/29/2017		550	551
				3.50%, 07/18/2016		100	101
	Commercial Services - 0.07%			4.63%, 06/26/2015		400	404
	ServiceMaster Co LLC/The			4.75%, 09/10/2018		1,300	1,352
	7.00%, 08/15/2020	1,945	2,052	5.50%, 02/15/2017		1,100	1,153
				8.00%, 03/15/2020		540	647
				China Cinda Finance 2014 Ltd
	Computers - 0.01%			4.00%, 05/14/2019		5,000	5,078
	IHS Inc			Corp Financiera de Desarrollo SA
	5.00%, 11/01/2022 (c)	240	244	3.25%, 07/15/2019 (c)		200	203
				5.25%, 07/15/2029 (c),(x)		265	273
	Cosmetics & Personal Care - 0.02%			Financiera de Desarrollo Territorial SA
	Procter & Gamble Co/The			Findeter
	0.33%, 11/04/2016 (x)	445	445	7.88%, 08/12/2024 (c)	COP	3,380,000	1,382
				General Electric Capital Corp
				0.48%, 01/14/2016 (x)		$460	461
	Credit Card Asset Backed Securities - 0.75%			7.13%, 12/29/2049 (x)		2,800	3,297
	American Express Credit Account Master			Jefferies Finance LLC / JFIN Co-Issuer Corp
	Trust			6.88%, 04/15/2022 (c)		500	482
	0.44%, 01/15/2020 (x)	1,065	1,065	Ladder Capital Finance Holdings LLLP /
	0.46%, 05/15/2020 (x)	520	519	Ladder Capital Finance Corp
	0.98%, 05/15/2019 (x)	265	265	5.88%, 08/01/2021 (c)		2,075	1,966
	1.26%, 01/15/2020 (x)	815	815				$20,108
	1.43%, 06/15/2020	610	611
	1.49%, 04/15/2020 (x)	210	211	Electric - 1.07%
	American Express Credit Account Master			Cia de Eletricidade do Estado da Bahia
	Trust 2013-1			11.75%, 04/27/2016 (c)	BRL	350	116
	0.59%, 02/16/2021 (x)	410	411	Duke Energy Progress Inc
	American Express Credit Account Secured			0.44%, 03/06/2017 (x)		$220	220
	Note Trust 2012-4			EDP Finance BV
	0.41%, 05/15/2020 (x)	520	519	4.13%, 01/15/2020 (c)		1,200	1,252
	BA Credit Card Trust			Enel SpA
	0.52%, 06/15/2020 (x)	1,785	1,785	8.75%, 09/24/2073 (c),(x)		3,390	4,138
	0.55%, 06/15/2021 (x)	315	315	Eskom Holdings SOC Ltd
				5.75%, 01/26/2021		3,000	2,973

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2015 (unaudited)

			Principal					Principal
	BONDS (continued)		Amount (000's) Value (000's)				BONDS (continued)	Amount (000's) Value (000's)

	Electric (continued)						Investment Companies - 0.56%
	Eskom Holdings SOC Ltd	(continued)					Huarong Finance II Co Ltd
	7.13%, 02/11/2025 (c)			$9,000	$9,380		5.50%, 01/16/2025		$5,000	$5,235
	Saudi Electricity Global Sukuk Co 3						ICD Sukuk Co Ltd
	5.50%, 04/08/2044 (c),(y)			11,500	12,794		3.51%, 05/21/2020		11,165	10,956
					$30,873					$16,191

	Electronics - 0.10%						Iron & Steel - 0.41%
	Jabil Circuit Inc						ArcelorMittal
	4.70%, 09/15/2022			680	698		7.50%, 10/15/2039		470	504
	Keysight Technologies Inc						Essar Steel Algoma Inc
	4.55%, 10/30/2024 (c)			2,075	2,103		9.50%, 11/15/2019 (c)		895	838
					$2,801		JSW Steel Ltd
							4.75%, 11/12/2019		3,500	3,411
	Energy - Alternate Sources - 0.02%						Vale Overseas Ltd
	TerraForm Power Operating LLC						4.63%, 09/15/2020		7,000	7,143
	5.88%, 02/01/2023 (c)			560	582
										$11,896

							Lodging - 0.09%
	Engineering & Construction - 0.24%						MGM Resorts International
	Odebrecht Finance Ltd
	8.25%, 04/25/2018 (c)		BRL	300	80		6.00%, 03/15/2023		2,390	2,486
	Odebrecht Offshore Drilling Finance Ltd
	6.75%, 10/01/2022 (y)			$8,954	6,939		Machinery - Construction & Mining - 0.02%
					$7,019		Caterpillar Financial Services Corp
							0.46%, 03/03/2017 (x)		530	530
Food	- 0.37%
	BRF SA
	7.75%, 05/22/2018 (c)		BRL	1,500	444	Media	- 0.16%
	Cencosud SA						CCOH Safari LLC
	5.15%, 02/12/2025 (c)			$10,000	10,159		5.50%, 12/01/2022		735	760
	Cosan Luxembourg SA						5.75%, 12/01/2024		715	740
	9.50%, 03/14/2018 (c)		BRL	350	107		DISH DBS Corp
					$10,710		5.88%, 07/15/2022		855	866
							5.88%, 11/15/2024		1,275	1,269
Gas	- 0.49%						Grupo Televisa SAB
	Fermaca Enterprises S de RL de CV						7.25%, 05/14/2043	MXN	4,370	257
	6.38%, 03/30/2038			$10,100	10,576		NBCUniversal Enterprise Inc
	Intergas Finance BV						5.25%, 12/19/2049 (c)		$635	676
	6.38%, 05/14/2017			3,500	3,461					$4,568
					$14,037
							Miscellaneous Manufacturing - 0.03%
	Healthcare - Products - 0.05%						Textron Financial Corp
	Becton Dickinson and Co						6.00%, 02/15/2067 (c),(x)		700	625
	0.69%, 06/15/2016 (x)			1,515	1,515
							Textron Inc
							3.88%, 03/01/2025		210	216
	Healthcare - Services - 0.05%									$841
	Laboratory Corp of America Holdings						Mortgage Backed Securities - 1.36%
	3.60%, 02/01/2025			600	606		Adjustable Rate Mortgage Trust 2004-4
	Universal Health Services Inc						2.68%, 03/25/2035 (x)		145	142
	3.75%, 08/01/2019 (c)			725	735
							Adjustable Rate Mortgage Trust 2004-5
					$1,341		2.46%, 04/25/2035 (x)		294	292
	Holding Companies - Diversified - 0.34%						2.58%, 04/25/2035 (x)		170	166
	Alfa SAB de CV						Alternative Loan Trust 2003-20CB
	6.88%, 03/25/2044 (c)			400	444		5.75%, 10/25/2033		148	156
	Dubai Holding Commercial Operations MTN						Alternative Loan Trust 2003-4CB
	Ltd						5.75%, 04/25/2033 (x)		215	217
	6.00%, 02/01/2017		GBP	6,000	9,367		Alternative Loan Trust 2003-9T1
							5.50%, 07/25/2033 (x)		121	122
					$9,811
							Alternative Loan Trust 2004-14T2
	Insurance - 0.10%						5.50%, 08/25/2034		137	145
	Assicurazioni Generali SpA						Alternative Loan Trust 2004-27CB
	7.75%, 12/12/2042		EUR	1,200	1,752		6.00%, 12/25/2034 (x)		528	530
	Old Republic International Corp						Alternative Loan Trust 2004-28CB
	4.88%, 10/01/2024			$1,020	1,085		5.75%, 01/25/2035		107	109
					$2,837		Alternative Loan Trust 2004-J3
	Internet - 0.32%						5.50%, 04/25/2034		135	140
	Alibaba Group Holding Ltd						Alternative Loan Trust 2005-14
							0.38%, 05/25/2035 (x)		675	572
	4.50%, 11/28/2034 (c)			5,000	5,108
	Tencent Holdings Ltd						Alternative Loan Trust 2005-J1
	3.80%, 02/11/2025 (c)			4,000	4,076		5.50%, 02/25/2025		324	330
					$9,184		Alternative Loan Trust 2006-4CB
							5.50%, 04/25/2036		137	133

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2015 (unaudited)

		Principal				Principal
BONDS (continued)		Amount (000's) Value (000's)		BONDS (continued)		Amount (000's) Value (000's)

Mortgage Backed Securities (continued)				Mortgage Backed Securities (continued)
Alternative Loan Trust 2006-J4				CMLTI 2015-2 1A1 20470625
6.25%, 07/25/2036 (x)		$155	$105	0.37%, 06/25/2047 (h),(x)		$1,010	$929
Alternative Loan Trust 2007-4CB				COMM 2014-SAVA Mortgage Trust
5.75%, 04/25/2037		165	149	1.30%, 06/15/2034 (c)		145	145
Banc of America Alternative Loan Trust 2003-				1.92%, 06/15/2034 (c),(x)		145	145
10				2.57%, 06/15/2034 (c),(x)		290	290
5.50%, 12/25/2033		182	188	Credit Suisse First Boston Mortgage Securities
5.50%, 12/25/2033 (x)		275	281	Corp
Banc of America Alternative Loan Trust 2003-				2.52%, 11/25/2033 (x)		120	115
8				2.54%, 12/25/2033 (x)		95	92
5.50%, 10/25/2033		189	200	2.59%, 05/25/2034 (x)		324	320
Banc of America Alternative Loan Trust 2005-				5.25%, 05/25/2028		36	36
6				5.50%, 11/25/2035		241	210
5.25%, 07/25/2035 (x)		280	252	CSMC Mortgage-Backed Trust 2006-8
Banc of America Funding 2004-B Trust				6.50%, 10/25/2021 (x)		122	106
2.50%, 11/20/2034 (x)		279	261	Del Coronado Trust 2013-DEL MZ
Banc of America Funding 2005-5 Trust				5.17%, 03/15/2018 (c),(h),(x)		200	200
5.50%, 09/25/2035		111	116	Deutsche Alt-A Securities Inc Mortgage Loan
Banc of America Funding 2005-7 Trust				Trust Series 2005-3
5.75%, 11/25/2035 (x)		205	210	5.25%, 06/25/2035		147	149
Banc of America Funding 2006-I Trust				Deutsche Alt-A Securities Inc Mortgage Loan
2.30%, 12/20/2036 (x)		859	851	Trust Series 2005-5
Banc of America Funding 2007-4 Trust				5.50%, 11/25/2035		157	148
5.50%, 11/25/2034		311	308	Deutsche Alt-A Securities Inc Mortgage Loan
Banc of America Funding Corp				Trust Series 2005-6
0.62%, 07/25/2037 (c),(x)		159	113	5.50%, 12/25/2035 (x)		162	137
Banc of America Mortgage 2005-A Trust				Extended Stay America Trust 2013-ESH
2.66%, 02/25/2035 (x)		90	87	5.05%, 12/05/2031 (c),(x)		857	886
Bear Stearns ARM Trust 2004-10				FDIC 2013-N1 Trust
2.62%, 01/25/2035 (x)		7	7	4.50%, 10/25/2018 (c)		153	154
Bear Stearns ARM Trust 2004-6				Freddie Mac Structured Agency Credit Risk
2.69%, 09/25/2034 (x)		1,033	989	Debt Notes
Bear Stearns ARM Trust 2005-12				1.82%, 04/25/2024 (x)		500	493
2.55%, 02/25/2036 (x)		495	387	2.37%, 02/25/2024 (x)		500	504
Bear Stearns Commercial Mortgage Securities				Ginnie Mae
Trust 2004-PWR2				1.02%, 06/16/2052 (x)		1,491	89
6.87%, 05/11/2039 (c),(x)		105	107	1.02%, 01/16/2053 (x)		9,019	629
BLCP Hotel Trust				GMACM Mortgage Loan Trust 2003-J7
2.67%, 08/15/2029 (c),(x)		300	300	5.00%, 11/25/2033		29	30
3.84%, 08/15/2029 (c),(x)		300	299	GMACM Mortgage Loan Trust 2005-AR4
CAM Mortgage Trust 2014-2				2.97%, 07/19/2035 (x)		179	171
4.45%, 05/15/2048 (c),(x)		1,045	1,050	GP Portfolio Trust 2014-GGP
CHL Mortgage Pass-Through Trust 2004-12				1.12%, 02/15/2027 (c),(x)		500	499
2.58%, 08/25/2034 (x)		218	203	GS Mortgage Securities Trust 2007-GG10
CHL Mortgage Pass-Through Trust 2004-				5.80%, 08/10/2045 (x)		1,275	1,314
HYB4				GSR Mortgage Loan Trust 2004-14
2.40%, 09/20/2034 (x)		110	105	2.73%, 12/25/2034 (x)		224	223
CHL Mortgage Pass-Through Trust 2004-				GSR Mortgage Loan Trust 2005-4F
HYB8				6.50%, 02/25/2035		277	281
3.25%, 01/20/2035(x)		134	130	GSR Mortgage Loan Trust 2005-AR6
CHL Mortgage Pass-Through Trust 2005-11				2.69%, 09/25/2035 (x)		519	521
0.44%, 04/25/2035 (x)		173	149	GSR Mortgage Loan Trust 2006-8F
CHL Mortgage Pass-Through Trust 2005-21				6.00%, 09/25/2036		312	253
5.50%, 10/25/2035 (x)		242	226	Hilton USA Trust 2013-HLT
Citicorp Mortgage Securities Trust Series				3.71%, 11/05/2030 (c),(x)		275	279
2006-4				4.41%, 11/05/2030 (c),(x)		190	193
6.00%, 08/25/2036 (x)		99	101	5.22%, 11/05/2030 (c),(x)		215	219
Citigroup Mortgage Loan Trust 2005-11				IndyMac INDX Mortgage Loan Trust 2005-
2.51%, 10/25/2035 (x)		336	332	AR16	IP
Citigroup Mortgage Loan Trust Inc				0.81%, 07/25/2045 (x)		338	297
2.53%, 05/25/2035 (x)		156	150	JP Morgan Alternative Loan Trust
CitiMortgage Alternative Loan Trust Series				2.46%, 03/25/2036 (x)		950	821
2006	-A3			4.71%, 03/25/2036 (x)		31	25
6.00%, 07/25/2036		64	57	JP Morgan Chase Commercial Mortgage
CitiMortgage Alternative Loan Trust Series				Securities Trust 2007-LDP10
2006	-A4			5.46%, 01/15/2049		250	260
6.00%, 09/25/2036		362	325	JP Morgan Chase Commercial Mortgage
CitiMortgage Alternative Loan Trust Series				Securities Trust 2013-JWRZ MZ
2007	-A6			6.17%, 04/15/2018 (c),(h),(x)		128	128
6.00%, 06/25/2037(x)		176	156	JP Morgan Mortgage Trust 2003-A2
6.00%, 06/25/2037 (x)		275	244	1.99%, 11/25/2033 (x)		205	202

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2015 (unaudited)

			Principal			Principal
	BONDS (continued)		Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

	Mortgage Backed Securities (continued)				Mortgage Backed Securities (continued)
	JP Morgan Mortgage Trust 2005-A2				Structured Asset Securities Corp Trust 2005-
	2.39%, 04/25/2035 (x)		$347	$336	1
	JP Morgan Mortgage Trust 2005-A3				5.50%, 02/25/2035	$263	$268
	2.66%, 06/25/2035 (x)		188	190	WaMu Mortgage Pass-Through Certificates
	JP Morgan Mortgage Trust 2005-S3				Series 2004-AR14 Trust
	6.00%, 01/25/2036 (x)		355	325	2.39%, 01/25/2035 (x)	257	258
	JP Morgan Mortgage Trust 2006-A1				WaMu Mortgage Pass-Through Certificates
	2.40%, 02/25/2036 (x)		267	237	Series 2004-CB2 Trust
	JP Morgan Mortgage Trust 2006-A7				5.50%, 07/25/2034	91	95
	2.57%, 01/25/2037 (x)		434	395	WaMu Mortgage Pass-Through Certificates
	JP Morgan Mortgage Trust 2007-S1				Series 2005-AR7 Trust
	5.75%, 03/25/2037		355	299	2.36%, 08/25/2035 (x)	1,675	1,647
	Lehman Mortgage Trust 2006-1				WaMu Mortgage Pass-Through Certificates
	5.50%, 02/25/2036		47	46	Series 2006-AR19 Trust
	Lehman XS Trust Series 2006-4N				1.92%, 01/25/2047 (x)	396	357
	0.39%, 04/25/2046 (x)		1,131	826	Washington Mutual Mortgage Pass-Through
	MASTR Adjustable Rate Mortgages Trust				Certificates WMALT Series 2006-2 Trust
	2004-7				6.00%, 03/25/2036 (x)	178	165
	2.49%, 07/25/2034 (x)		441	442	Wells Fargo Mortgage Backed Securities
	MASTR Adjustable Rate Mortgages Trust				2003-J Trust
	2006-2				2.61%, 10/25/2033 (x)	61	61
	2.58%, 04/25/2036 (x)		255	245	Wells Fargo Mortgage Backed Securities
	MASTR Alternative Loan Trust 2003-9				2003-M Trust
	5.25%, 11/25/2033		117	121	2.62%, 12/25/2033 (x)	402	402
	MASTR Alternative Loan Trust 2004-12				Wells Fargo Mortgage Backed Securities
	5.25%, 12/25/2034		40	40	2004-A Trust
	MASTR Alternative Loan Trust 2004-5				2.64%, 02/25/2034 (x)	181	182
	5.50%, 06/25/2034		125	130	Wells Fargo Mortgage Backed Securities
	6.00%, 06/25/2034		144	150	2005-11 Trust
	MASTR Alternative Loan Trust 2004-8				5.50%, 11/25/2035	65	68
	6.00%, 09/25/2034		321	329	Wells Fargo Mortgage Backed Securities
	Merrill Lynch Alternative Note Asset Trust				2005-12 Trust
	Series 2007-F1				5.50%, 11/25/2035	115	118
	6.00%, 03/25/2037		323	258	Wells Fargo Mortgage Backed Securities
	6.00%, 03/25/2037		176	140	2005-16 Trust
	Merrill Lynch Mortgage Investors Trust Series				6.00%, 01/25/2036 (x)	305	302
	MLCC 2006-2				Wells Fargo Mortgage Backed Securities
	2.12%, 05/25/2036 (x)		79	78	2005-17 Trust
	Merrill Lynch Mortgage Investors Trust Series				5.50%, 01/25/2036 (x)	135	137
	MLCC 2007-1				Wells Fargo Mortgage Backed Securities
	2.50%, 01/25/2037 (x)		150	144	2005-AR10 Trust
	Morgan Stanley Capital I Trust 2007-HQ12				2.61%, 06/25/2035 (x)	701	712
	5.70%, 04/12/2049 (x)		279	297	2.61%, 06/25/2035 (x)	134	135
	Morgan Stanley Mortgage Loan Trust 2006-				Wells Fargo Mortgage Backed Securities
	11				Trust
	6.00%, 08/25/2036 (x)		235	205	2.62%, 08/25/2034 (x)	203	201
	Motel 6 Trust 2015-M6MZ						$39,123
	8.23%, 02/05/2020 (c),(h),(x)		2,825	2,825
	Provident Funding Mortgage Loan Trust 2005-				Oil & Gas - 2.18%
	2				Antero Resources Corp
					5.13%, 12/01/2022 (c)	145	143
	2.46%, 10/25/2035 (x)		143	142
	RALI Series 2004-QS2 Trust				Baytex Energy Corp
					5.13%, 06/01/2021 (c)	35	33
	5.50%, 02/25/2034		196	197	5.63%, 06/01/2024 (c)	40	38
	Residential Asset Securitization Trust 2005-
	A8	CB			Bonanza Creek Energy Inc
	5.38%, 07/25/2035		486	426	5.75%, 02/01/2023	210	195
	Residential Asset Securitization Trust 2007-				6.75%, 04/15/2021	55	54
	A6				BP Capital Markets PLC
					0.68%, 11/07/2016 (x)	385	386
	6.00%, 06/25/2037(x)		223	202
	RFMSI Series 2006-S1 Trust				California Resources Corp
					5.50%, 09/15/2021 (c)	10	9
	5.75%, 01/25/2036		185	188	6.00%, 11/15/2024 (c)	655	584
	SCG Trust 2013-SRP1
	2.66%, 11/15/2026 (c),(x)		365	366	Chesapeake Energy Corp
					3.50%, 04/15/2019 (x)	1,000	982
	3.41%, 11/15/2026 (c),(x)		400	401
	Structured Adjustable Rate Mortgage Loan				4.88%, 04/15/2022	625	617
	Trust				6.63%, 08/15/2020	25	27
	0.48%, 07/25/2035 (x)		128	95	Chevron Corp
					0.43%, 11/15/2017 (x)	1,480	1,481
	2.35%, 06/25/2034 (x)		315	311
	2.42%, 11/25/2034 (x)		456	451	Cimarex Energy Co
	Structured Asset Securities Corp Mortgage				4.38%, 06/01/2024	585	576
Pass	-Through Certificates Series 2004-20				Concho Resources Inc
	5.75%, 11/25/2034		185	193	5.50%, 10/01/2022	85	88

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2015 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

Oil & Gas (continued)				Other Asset Backed Securities (continued)
Concho Resources Inc (continued)				American Homes 4 Rent 2014-SFR3 Trust
5.50%, 04/01/2023		$185	$191	6.42%, 12/17/2036 (c),(x)	$900	$956
Continental Resources Inc/OK				Bayview Opportunity Master Fund IIIa Trust
3.80%, 06/01/2024		65	61	2014-18NPL
4.50%, 04/15/2023		50	49	3.23%, 07/28/2034 (c),(x)	477	478
Delek & Avner Tamar Bond Ltd				CLI Funding V LLC
4.44%, 12/30/2020 (c)		5,350	5,388	3.38%, 10/18/2029 (c)	677	679
5.08%, 12/30/2023 (c)		8,000	8,102	Colony American Homes 2014-1
5.41%, 12/30/2025 (c)		5,000	5,174	2.10%, 05/17/2031 (c),(x)	290	285
Gazprom OAO Via Gaz Capital SA				Colony American Homes 2014-2
4.30%, 11/12/2015 (c)		5,600	5,565	3.36%, 07/17/2031 (c),(x)	1,000	984
6.00%, 01/23/2021		8,000	7,141	Cronos Containers Program I Ltd
KazMunayGas National Co JSC				3.27%, 11/18/2029 (c)	1,006	1,010
4.40%, 04/30/2023		4,500	4,039	GCA2014 Holdings Ltd - Class C
MEG Energy Corp				6.00%, 01/05/2030 (c),(g),(h),(x)	702	702
6.38%, 01/30/2023 (c)		210	199	GCA2014 Holdings Ltd - Class D
6.50%, 03/15/2021 (c)		40	39	7.50%, 01/05/2022 (c),(g),(h),(x)	257	257
7.00%, 03/31/2024 (c)		145	141	GCA2014 Holdings Ltd - Class E
Oasis Petroleum Inc				0.00%, 01/05/2030 (b),(c),(g),(h),(x)	1,030	885
6.88%, 03/15/2022		300	294	Global Container Assets Ltd
OGX Austria GmbH				4.50%, 02/05/2030 (c),(h),(x)	414	412
0.00%, 06/01/2018 (b),(c)		600	2	Invitation Homes 2014-SFR1 Trust
0.00%, 04/01/2022 (b),(c)		1,100	—	1.67%, 06/17/2031 (c),(x)	505	502
Pertamina Persero PT				OneMain Financial Issuance Trust 2014-1
5.63%, 05/20/2043		5,000	4,950	2.43%, 06/18/2024 (c),(x)	240	241
Petrobras Global Finance BV				OneMain Financial Issuance Trust 2014-2
5.63%, 05/20/2043		2,900	2,315	2.47%, 09/18/2024 (c),(h)	350	350
Petroleos de Venezuela SA				3.02%, 09/18/2024 (c),(h),(x)	130	129
5.25%, 04/12/2017		5,000	2,256	5.31%, 09/18/2024 (c),(h),(x)	1,210	1,201
5.50%, 04/12/2037		1,100	344	Rise Ltd
6.00%, 11/15/2026		9,500	3,064	4.75%, 02/15/2039 (g),(h),(x)	469	472
Petroleos Mexicanos				Sierra Timeshare 2012-1 Receivables Funding
7.65%, 11/24/2021 (c),(x)	MXN	6,500	458	LLC
QEP Resources Inc				2.84%, 11/20/2028 (c)	39	39
5.25%, 05/01/2023		$750	734	Sierra Timeshare 2013-1 Receivables Funding
Reliance Industries Ltd				LLC
4.13%, 01/28/2025 (c)		2,400	2,428	1.59%, 11/20/2029 (c),(x)	179	179
Rosetta Resources Inc				Sierra Timeshare 2013-3 Receivables Funding
5.63%, 05/01/2021		40	38	LLC
5.88%, 06/01/2022		20	19	2.20%, 10/20/2030 (c),(x)	432	431
5.88%, 06/01/2024		70	66	Springleaf Funding Trust 2014-A
Sabine Oil & Gas Corp				2.41%, 12/15/2022 (c),(h),(x)	290	290
7.25%, 06/15/2019		300	100	TAL Advantage V LLC
Shell International Finance BV				3.55%, 11/20/2038 (c),(x)	459	467
0.47%, 11/15/2016 (x)		455	456	US Residential Opportunity Fund Trust
SM Energy Co				3.72%, 01/27/2035 (c),(x)	400	400
5.00%, 01/15/2024		285	276	3.72%, 02/27/2035 (c),(x)	800	800
6.13%, 11/15/2022(c)		371	380	VOLT XXII LLC
6.63%, 02/15/2019		10	10	3.50%, 02/25/2055 (c),(h),(x)	2,550	2,547
Southwestern Energy Co				VOLT XXX LLC
4.95%, 01/23/2025		1,675	1,721	3.62%, 10/25/2057 (c),(x)	885	887
Ultra Petroleum Corp				VOLT XXXI LLC
6.13%, 10/01/2024 (c)		130	124	3.50%, 02/25/2055 (c),(x)	463	463
Whiting Petroleum Corp						$18,385
5.00%, 03/15/2019		90	89
5.75%, 03/15/2021		650	640	Pharmaceuticals - 0.13%
6.50%, 10/01/2018		745	758	BioScrip Inc
				8.88%, 02/15/2021 (c)	410	367
			$62,824	Johnson & Johnson
Oil & Gas Services - 0.07%				0.31%, 11/28/2016 (x)	430	430
Oceaneering International Inc				Merck & Co Inc
4.65%, 11/15/2024		1,690	1,690	0.38%, 02/10/2017 (x)	1,665	1,666
Western Refining Logistics LP / WNRL				Valeant Pharmaceuticals International
Finance Corp				5.50%, 03/01/2023 (c)	670	677
7.50%, 02/15/2023 (c)		395	405	6.38%, 10/15/2020 (c)	645	679
			$2,095			$3,819

Other Asset Backed Securities - 0.64%				Pipelines - 0.48%
AIM Aviation Finance Ltd				MarkWest Energy Partners LP / MarkWest
5.07%, 02/15/2040 (c),(h),(x)		1,484	1,504	Energy Finance Corp
American Homes 4 Rent 2014-SFR2 Trust				4.88%, 12/01/2024	3,005	3,088
5.15%, 10/17/2036 (c),(x)		100	106
6.23%, 10/17/2036 (c),(x)		695	729

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2015 (unaudited)

		Principal				Principal
	BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

	Pipelines (continued)				Sovereign (continued)
	Regency Energy Partners LP / Regency				Hellenic Republic Government International
	Energy Finance Corp				Bond
	5.75%, 09/01/2020		$735	$799	5.00%, 08/22/2016	JPY	225,000	$1,493
	Sabine Pass Liquefaction LLC				Iceland Government International Bond
	5.63%, 03/01/2025 (c),(r)		3,005	3,020	5.88%, 05/11/2022		$2,500	2,854
	Targa Resources Partners LP / Targa				Indonesia Government International Bond
	Resources Partners Finance Corp				4.13%, 01/15/2025 (c)		1,600	1,661
	4.13%, 11/15/2019 (c)		595	605	5.13%, 01/15/2045 (c)		1,400	1,491
	4.25%, 11/15/2023		35	35	Ivory Coast Government International Bond
	5.00%, 01/15/2018 (c)		1,630	1,695	6.38%, 03/03/2028 (c),(h),(r)		1,800	1,782
	5.25%, 05/01/2023		135	138	KazAgro National Management Holding JSC
	6.38%, 08/01/2022		210	222	3.26%, 05/22/2019	EUR	7,500	7,528
	Williams Partners LP				Mexican Bonos
	4.00%, 09/15/2025(r)		4,165	4,179	4.75%, 06/14/2018 (x)	MXN	94,000	6,310
				$13,781	6.50%, 06/10/2021 (x)		45,750	3,250
					Mexico Government International Bond
	Real Estate - 1.13%				1.63%, 03/06/2024 (r)	EUR	900	1,008
	Agile Property Holdings Ltd				3.00%, 03/06/2045 (r)		1,000	1,109
	8.88%, 04/28/2017		4,000	3,997	Morocco Government International Bond
	China Overseas Finance Cayman III Ltd				3.50%, 06/19/2024		8,000	9,445
	6.38%, 10/29/2043		7,000	7,581				$68,250
	Country Garden Holdings Co Ltd
	7.25%, 04/04/2021		5,500	5,390	Student Loan Asset Backed Securities - 0.03%
	Lai Sun International Finance 2012 Ltd				SoFi Professional Loan Program 2014-B
	5.70%, 01/18/2018		1,780	1,790	LLC
	MAF Global Securities Ltd				1.42%, 08/25/2032 (c),(x)		$121	122
	7.13%, 10/29/2049 (x)		10,000	10,825	SoFi Professional Loan Program 2015-A
	Realogy Group LLC / Realogy Co-Issuer				LLC
	Corp				1.42%, 03/25/2033 (c),(x)		800	800
	5.25%, 12/01/2021 (c)		675	675				$922
	Rialto Holdings LLC / Rialto Corp
	7.00%, 12/01/2018 (c)		2,198	2,242	Telecommunications - 1.26%
				$32,500	Altice SA
					7.75%, 05/15/2022 (c)		600	619
REITS	- 0.08%				AT&T Inc
	Host Hotels & Resorts LP				0.68%, 03/30/2017 (x)		1,525	1,521
	5.25%, 03/15/2022		265	292	Axtel SAB de CV
	iStar Financial Inc				9.00%, 01/31/2020 (x)		5,000	4,387
	4.00%, 11/01/2017		2,045	2,035	B Communications Ltd
				$2,327	7.38%, 02/15/2021 (c)		4,000	4,280
					Brasil Telecom SA
	Retail - 0.02%				9.75%, 09/15/2016 (c)	BRL	1,475	465
	Foot Locker Inc				Digicel Group Ltd
	8.50%, 01/15/2022		410	496	7.13%, 04/01/2022		$5,250	5,001
					Digicel Ltd
	Semiconductors - 0.06%				6.75%, 03/01/2023 (c),(r)		3,400	3,430
	KLA-Tencor Corp				MTN Mauritius Investments Ltd
	4.65%, 11/01/2024		1,757	1,855	4.76%, 11/11/2024		9,500	9,464
					Turk Telekomunikasyon AS
					4.88%, 06/19/2024		4,350	4,396
	Software - 0.09%				Vimpel Communications Via VIP Finance
	Open Text Corp				Ireland Ltd OJSC
	5.63%, 01/15/2023 (c)		970	999
					7.75%, 02/02/2021		3,000	2,705
	Oracle Corp							$36,268
	0.45%, 07/07/2017 (x)		1,075	1,076
	Rolta Americas LLC				Transportation - 0.02%
	8.88%, 07/24/2019 (c)		565	558	Canadian National Railway Co
				$2,633	0.46%, 11/06/2015 (x)		610	610

	Sovereign - 2.37%				TOTAL BONDS			$568,654
	1MDB Global Investments Ltd
	4.40%, 03/09/2023		12,000	10,648		Principal
	Bahrain Government International Bond				CONVERTIBLE BONDS - 2.79%	Amount (000's) Value (000's)
	6.00%, 09/19/2044 (c)		5,000	4,913	Airlines - 0.02%
	Brazil Notas do Tesouro Nacional Serie F				Lufthansa Malta Blues LP
	10.00%, 01/01/2025	BRL	13,812	4,264	0.75%, 04/05/2017	EUR	200	691
	Brazilian Government International Bond
	12.50%, 01/05/2016		250	88
	Cyprus Government International Bond				Automobile Manufacturers - 0.08%
	4.63%, 02/03/2020 (c)	EUR	1,500	1,633	Fiat Chrysler Automobiles NV
	4.75%, 06/25/2019		8,000	8,773	7.88%, 12/15/2016		$685	907
					Tesla Motors Inc
					1.50%, 06/01/2018		775	1,327
								$2,234

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2015 (unaudited)

		Principal					Principal
	CONVERTIBLE BONDS (continued)	Amount (000's) Value (000's)				CONVERTIBLE BONDS (continued)	Amount (000's) Value (000's)

	Automobile Parts & Equipment - 0.02%					Insurance - 0.07%
	Meritor Inc					MGIC Investment Corp
	7.88%, 03/01/2026		$325	$523		2.00%, 04/01/2020	$300	$425
						5.00%, 05/01/2017	400	443
						Radian Group Inc
Banks	- 0.30%					2.25%, 03/01/2019 (a)	700	1,071
	Bank of New York Mellon Luxembourg
	SA/The							$1,939
	0.00%, 12/15/2050 (b),(x)	EUR	12,000	8,585		Internet - 0.55%
						Equinix Inc
						4.75%, 06/15/2016 (a)	1,325	3,687
	Biotechnology - 0.07%
	Acorda Therapeutics Inc					LinkedIn Corp
						0.50%, 11/01/2019 (a),(c)	2,350	2,667
	1.75%, 06/15/2021 (a)		$100	104
	BioMarin Pharmaceutical Inc					MercadoLibre Inc
						2.25%, 07/01/2019 (c)	350	426
	0.75%, 10/15/2018		83	110
	1.50%, 10/15/2020		171	235		Priceline Group Inc/The
	Emergent Biosolutions Inc					0.35%, 06/15/2020	538	632
						0.90%, 09/15/2021 (c)	1,515	1,476
	2.88%, 01/15/2021		255	302
	Gilead Sciences Inc					Twitter Inc
						0.25%, 09/15/2019 (c)	675	656
	1.63%, 05/01/2016		160	727
	Medicines Co/The					VeriSign Inc
	2.50%, 01/15/2022(c)		425	459		3.25%, 08/15/2037	3,325	6,342
				$1,937				$15,886

Coal	- 0.00%					Investment Companies - 0.01%
	Alpha Natural Resources Inc					Ares Capital Corp
						5.75%, 02/01/2016 (a),(c)	50	52
	4.88%, 12/15/2020		100	27
	Peabody Energy Corp					Prospect Capital Corp
						4.75%, 04/15/2020 (a),(c),(x)	100	94
	4.75%, 12/15/2041		125	58
				$85				$146

	Computers - 0.07%					Iron & Steel - 0.02%
	Brocade Communications Systems Inc					United States Steel Corp
	1.38%, 01/01/2020 (c)		175	186		2.75%, 04/01/2019	450	540
	SanDisk Corp
	1.50%, 08/15/2017		1,200	1,940		Leisure Products & Services - 0.02%
				$2,126		Jarden Corp
						1.13%, 03/15/2034 (c)	460	556
	Diversified Financial Services - 0.01%
	Element Financial Corp
	5.13%, 06/30/2019 (c)	CAD	325	304		Lodging - 0.04%
						MGM Resorts International

	Electric - 0.02%					4.25%, 04/15/2015	1,050	1,237
	NRG Yield Inc
	3.50%, 02/01/2019 (c)		$550	650		Mining - 0.00%
						Stillwater Mining Co
						1.75%, 10/15/2032 (a)	100	123
	Electrical Components & Equipment - 0.02%
	General Cable Corp
	4.50%, 11/15/2029 (a),(x)		75	52		Miscellaneous Manufacturing - 0.01%
	SunPower Corp					Trinity Industries Inc
	4.50%, 03/15/2015		400	526		3.88%, 06/01/2036	275	410
				$578

	Electronics - 0.01%					Oil & Gas - 0.01%
	Vishay Intertechnology Inc					Chesapeake Energy Corp
	2.25%, 11/15/2040 (c)		275	303		2.50%, 05/15/2037	225	218
						2.75%, 11/15/2035	65	65

	Healthcare - Products - 0.02%							$283
	Hologic Inc					Pharmaceuticals - 0.06%
	2.00%, 12/15/2037		325	472		Herbalife Ltd
						2.00%, 08/15/2019	900	677
						Mylan NV
	Healthcare - Services - 0.20%					3.75%, 09/15/2015	275	1,181
	Anthem Inc
	2.75%, 10/15/2042		2,940	5,779				$1,858
					REITS	- 0.16%
	Home Builders - 0.01%					American Realty Capital Properties Inc
	Lennar Corp					3.00%, 08/01/2018	100	95
	3.25%, 11/15/2021 (c)		175	378		3.75%, 12/15/2020	725	683
						Annaly Capital Management Inc
						5.00%, 05/15/2015 (a)	350	351
						Health Care REIT Inc
						3.00%, 12/01/2029	825	1,258

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2015 (unaudited)

	Principal		SENIOR FLOATING RATE INTERESTS	Principal
CONVERTIBLE BONDS (continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

REITS (continued)			Building Materials - 0.08%
Spirit Realty Capital Inc			Continental Building Products Operating Co
2.88%, 05/15/2019	$100	$100	LLC, Term Loan B
3.75%, 05/15/2021	350	349	4.00%, 08/28/2020 (x)	$517	$508
Starwood Property Trust Inc			Quikrete Holdings Inc, Term Loan B
3.75%, 10/15/2017	325	339	4.00%, 09/18/2020 (x)	1,875	1,867
4.55%, 03/01/2018	1,175	1,288			$2,375

		$4,463	Chemicals - 0.02%
Semiconductors - 0.73%			Axalta Coating Systems US Holdings Inc,
Intel Corp			Term Loan
3.25%, 08/01/2039 (a)	3,051	5,040	3.75%, 02/01/2020 (x)	231	230
Microchip Technology Inc			Emerald Performance Materials LLC, Term
2.13%, 12/15/2037	600	1,227	Loan
Micron Technology Inc			4.50%, 07/23/2021 (x)	269	268
2.13%, 02/15/2033	200	561	MacDermid Inc, Term Loan B
3.13%, 05/01/2032	300	946	4.50%, 06/05/2020 (x)	153	153
Novellus Systems Inc					$651
2.63%, 05/15/2041	3,848	9,153
NXP Semiconductors NV			Commercial Services - 0.16%
1.00%, 12/01/2019 (c)	275	301	Brickman Group Ltd LLC/The, Term Loan B
			4.00%, 12/18/2020 (x)	153	152
Rovi Corp
0.50%, 03/01/2020 (c),(h),(r)	960	960	Creative Artists Agency LLC, Term Loan B
			5.50%, 12/10/2021 (x)	573	576
SunEdison Inc
0.25%, 01/15/2020 (a),(c)	125	127	Garda World Security Corp, Delay-Draw
2.00%, 10/01/2018	500	807	Term Loan B-DD
			4.00%, 11/06/2020 (x)	40	39
2.75%, 01/01/2021	1,100	1,813
		$20,935	Garda World Security Corp, Term Loan B
			4.00%, 11/06/2020 (x)	155	153
Software - 0.08%			iQor US Inc, Term Loan B
Electronic Arts Inc			6.00%, 02/19/2021 (x)	594	564
0.75%, 07/15/2016	875	1,577	Midas Intermediate Holdco II LLC, Delay-
Nuance Communications Inc			Draw Term Loan DD
2.75%, 11/01/2031	590	582	4.76%, 09/17/2021 (x)	17	18
		$2,159	Midas Intermediate Holdco II LLC, Term
			Loan B
Telecommunications - 0.16%			4.75%, 09/17/2021 (x)	154	155
Ciena Corp			Millennium Laboratories LLC, Term Loan B
3.75%, 10/15/2018(c)	270	342
			5.25%, 04/15/2021 (x)	489	491
Finisar Corp			Sedgwick Claims Management Services Inc,
0.50%, 12/15/2033	205	203	Term Loan
JDS Uniphase Corp			3.75%, 02/11/2021 (x)	462	455
0.63%, 08/15/2033	610	640	ServiceMaster Co LLC/The, Term Loan B
Palo Alto Networks Inc			4.25%, 06/25/2021 (x)	2,086	2,086
0.00%, 07/01/2019 (a),(b),(c)	2,370	3,339
					$4,689
		$4,524
			Computers - 0.01%
Transportation - 0.02%			Oberthur Technologies of America Corp,
Scorpio Tankers Inc			Term Loan B2
2.38%, 07/01/2019 (a),(c)	200	195
			4.50%, 10/09/2019 (x)	139	136
UTi Worldwide Inc
4.50%, 03/01/2019 (c)	400	453
		$648	Distribution & Wholesale - 0.05%
TOTAL CONVERTIBLE BONDS		$80,352	American Builders & Contractors Supply Co
SENIOR FLOATING RATE INTERESTS - Principal			Inc, Term Loan B
			3.50%, 04/05/2020 (x)	572	569
2.11%	Amount (000's) Value (000's)
			American Tire Distributors Inc, Term Loan
Aerospace & Defense - 0.07%			5.75%, 06/19/2018 (x)	119	120
B/E Aerospace Inc, Term Loan			HD Supply Inc, Term Loan B
4.00%, 11/19/2021 (x)	$650	$651	4.00%, 06/28/2018 (x)	758	756
TransDigm Inc, Term Loan C			Spin Holdco Inc, Term Loan B
3.75%, 02/28/2020 (x)	768	764	4.25%, 11/08/2019 (x)	89	88
TransDigm Inc, Term Loan D					$1,533
3.75%, 05/21/2021 (x)	573	571
		$1,986	Diversified Financial Services - 0.03%
			American Beacon Advisors Inc, Term Loan
Agriculture - 0.01%			B
Pinnacle Operating Corp, Term Loan B			4.75%, 11/20/2019 (x)	238	238
4.75%, 11/14/2018 (x)	166	166	Aptean Holdings Inc, Term Loan B
			5.25%, 02/21/2020 (x)	447	430
Automobile Parts & Equipment - 0.05%			Duff & Phelps Corp, Term Loan B
			4.50%, 03/12/2020 (x)	177	176
Visteon Corp, Delay-Draw Term Loan B-DD
3.50%, 04/09/2021 (x)	1,530	1,513			$844

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2015 (unaudited)

	SENIOR FLOATING RATE INTERESTS	Principal			SENIOR FLOATING RATE INTERESTS	Principal
	(continued)	Amount (000's) Value (000's)			(continued)	Amount (000's) Value (000's)

	Electric - 0.03%				Investment Companies - 0.01%
	Calpine Construction Finance Co LP, Term				Grosvenor Capital Management Holdings
	Loan B1				LLLP, Term Loan B
	3.00%, 04/24/2020 (x)	$261	$257		3.75%, 11/25/2020 (x)	$165	$163
	Calpine Corp, Term Loan B3
	4.00%, 09/27/2019 (x)	672	671
					Leisure Products & Services - 0.01%
			$928		Performance Sports Group Ltd, Term Loan B
	Electrical Components & Equipment - 0.11%				4.00%, 04/02/2021 (x)	101	100
	Generac Power Systems Inc, Term Loan B				SRAM LLC, Term Loan B
	3.25%, 06/22/2018 (x)	3,170	3,145		4.01%, 06/07/2018 (x)	307	305
							$405

Food	- 0.04%				Lodging - 0.07%
	Big Heart Pet Brands, Term Loan B				Hilton Worldwide Finance LLC, Term Loan
	3.50%, 02/21/2020 (x)	779	777		B
	Reddy Ice Corp, Term Loan				3.50%, 09/23/2020 (x)	1,087	1,086
	6.75%, 05/01/2019 (x)	109	95		La Quinta Intermediate Holdings LLC, Term
	Sprouts Farmers Markets Holdings LLC, Term				Loan B
	Loan				4.00%, 02/19/2021 (x)	940	939
	4.00%, 04/12/2020 (x)	119	118				$2,025

			$990		Machinery - Diversified - 0.03%
	Food Service - 0.07%				Mirror BidCo Corp, Term Loan B
	Aramark Services Inc, Term Loan F				4.25%, 12/28/2019 (x)	77	76
	3.25%, 02/21/2021 (x)	2,011	2,001		Zebra Technologies Corp, Term Loan B
	Brasa Inc, Term Loan				4.75%, 09/30/2021 (x)	630	636
	11.00%, 01/18/2020 (x)	46	47				$712

			$2,048	Media	- 0.11%
	Healthcare - Products - 0.07%				CCO Safari LLC, Term Loan G
	Mallinckrodt International Finance SA, Term				4.25%, 08/12/2021 (x)	214	216
	Loan B				Springer Science+Business Media GmbH,
	3.25%, 03/05/2021 (x)	1,901	1,889		Term Loan B3
	Ortho-Clinical Diagnostics Inc, Term Loan B				4.75%, 08/14/2020 (x)	385	383
	4.75%, 06/30/2021 (x)	234	231		Time Inc, Delay-Draw Term Loan B-DD
			$2,120		4.25%, 04/21/2021 (x)	289	288
					Tribune Media Co, Term Loan B
	Healthcare - Services - 0.07%				4.00%, 11/20/2020 (x)	360	359
	Amsurg Corp, Term Loan B				Virgin Media Investment Holdings Ltd, Term
	3.75%, 07/08/2021 (x)	812	812
					Loan B
	DaVita HealthCare Partners Inc, Term Loan				3.50%, 02/15/2020 (x)	2,005	1,999
	B						$3,245
	3.50%, 06/24/2021 (x)	1,202	1,203
			$2,015		Metal Fabrication & Hardware - 0.01%
					Crosby US Acquisition Corp, Term Loan
	Home Furnishings - 0.01%				3.75%, 11/06/2020 (x)	312	287
	Tempur Sealy International Inc, Term Loan				Doncasters US Finance LLC, Term Loan B
	B				4.50%, 04/05/2020 (x)	96	96
	3.50%, 12/31/2019 (x)	297	297
							$383

	Housewares - 0.03%				Miscellaneous Manufacturing - 0.01%
					Gates Global LLC, Term Loan
	Libbey Glass Inc, Term Loan B				4.25%, 06/11/2021 (x)	272	270
	3.75%, 04/09/2021 (x)	367	364
	Wilsonart International Holding LLC, Term
	Loan B				Oil & Gas - 0.02%
	4.00%, 10/24/2019 (x)	363	360		Power Buyer LLC, Delay-Draw Term Loan
			$724		DD
					4.26%, 05/06/2020 (x)	29	29
	Insurance - 0.05%				Power Buyer LLC, Term Loan
	Asurion LLC, Term Loan B1				4.25%, 05/06/2020 (x)	528	520
	5.00%, 05/24/2019 (x)	730	731
	Asurion LLC, Term Loan B2						$549
	4.25%, 06/19/2020 (x)	118	118		Oil & Gas Services - 0.03%
	HUB International Ltd, Term Loan B				Targa Resources Corp, Term Loan
	4.25%, 09/17/2020 (x)	506	500		0.00%, 02/12/2022 (x),(z)	698	694
			$1,349

	Internet - 0.04%				Packaging & Containers - 0.04%
	Zayo Group LLC, Term Loan B				Ardagh Holdings USA Inc, Delay-Draw Term
	4.00%, 06/15/2019 (x)	1,086	1,084	Loan B	-DD
					4.00%, 12/17/2019 (x)	1,037	1,033
					FPC Holdings Inc, Term Loan
					5.25%, 11/15/2019 (x)	124	123
							$1,156

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2015 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

Pharmaceuticals - 0.17%			Software (continued)
Amneal Pharmaceuticals LLC, Term Loan B			Renaissance Learning Inc, Term Loan
5.00%, 10/31/2019 (x)	$306	$307	4.50%, 04/02/2021 (x)	$271	$266
Grifols Worldwide Operations USA Inc, Term			Vertafore Inc, Term Loan
Loan B			4.25%, 11/03/2019 (x)	747	746
3.17%, 03/05/2021 (x)	1,239	1,236			$4,379
JLL/Delta Dutch Newco BV, Term Loan B
4.25%, 01/22/2021 (x)	234	232	Telecommunications - 0.12%
Quintiles Transnational Corp, Term Loan B3			Altice Financing SA, Term Loan B
			0.00%, 01/28/2022 (x),(z)	631	633
3.75%, 06/08/2018 (x)	1,330	1,330
Valeant Pharmaceuticals International Inc,			Level 3 Financing Inc, Term Loan B
			4.50%, 01/31/2022 (x)	429	431
Term Loan BE
3.50%, 06/26/2020 (x)	1,870	1,865	LTS Buyer LLC, Term Loan B
			4.00%, 04/01/2020 (x)	302	299
		$4,970	Sable International Finance Ltd, Term Loan
Pipelines - 0.08%			5.50%, 11/25/2016 (x)	844	846
Energy Transfer Equity LP, Term Loan			SBA Senior Finance II LLC, Term Loan B
3.25%, 11/15/2019 (x)	2,165	2,103	3.25%, 03/24/2021 (x)	1,259	1,250
Southcross Energy Partners LP, Term Loan B					$3,459
0.00%, 07/29/2021 (x),(z)	295	287
		$2,390	Transportation - 0.00%
			OSG Bulk Ships Inc, Term Loan B-EXIT
Private Equity - 0.00%			5.25%, 07/22/2019 (x)	89	89
HarbourVest Partners LLC, Term Loan
3.25%, 02/04/2021 (x)	83	82
			Trucking & Leasing - 0.02%
			AWAS Aviation Capital Ltd, Term Loan
Real Estate - 0.07%			3.50%, 06/26/2018 (x)	159	158
Realogy Group LLC, Term Loan B			IBC Capital Ltd, Term Loan
3.75%, 03/05/2020 (x)	1,893	1,890	4.75%, 08/05/2021 (x)	430	431
					$589
Retail - 0.11%			TOTAL SENIOR FLOATING RATE INTERESTS		$60,687
Dollar Tree Inc, Term Loan			U.S. GOVERNMENT & GOVERNMENT	Principal
0.00%, 02/06/2022 (x),(z)	940	947	AGENCY OBLIGATIONS - 4.52%	Amount (000's)	Value(000	's)
General Nutrition Centers Inc, Term Loan B			U.S. Treasury - 0.49%
3.25%, 03/02/2018 (x)	960	941	0.13%, 04/30/2015	$8,300	$8,300
Hillman Group Inc/The, Term Loan B			0.25%, 09/30/2015 (aa)	5,200	5,204
4.50%, 06/30/2021 (x)	54	53	1.50%, 06/30/2016	600	608
Neiman Marcus Group LTD LLC, Term					$14,112
Loan
0.00%, 10/25/2020 (x),(z)	1,050	1,041	U.S. Treasury Bill - 4.03%
Talbots Inc/The, Term Loan B			0.00%, 03/05/2015 (y),(bb)	25,000	25,000
4.75%, 03/13/2020 (x)	293	283	0.00%, 04/16/2015 (bb)	30,000	29,999
		$3,265	0.01%, 03/26/2015 (y),(bb)	60,000	59,999
			0.07%, 08/20/2015 (aa),(bb)	1,100	1,100
Semiconductors - 0.05%					$116,098
Entegris Inc, Term Loan B			TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
3.50%, 03/25/2021 (x)	173	171
			OBLIGATIONS		$130,210
Microsemi Corp, Term Loan B2				Maturity
3.50%, 02/19/2020 (x)	103	103
			REPURCHASE AGREEMENTS - 3.27%	Amount (000's)	Value(000	's)
NXP BV, Term Loan D
3.25%, 01/10/2020 (x)	1,000	993	Banks- 3.27%
Vat Holdings AG, Term Loan			Barclays Bank PLC Repurchase Agreement on $	4,804	$4,808
4.75%, 01/28/2021 (x)	113	112	securities sold short; (0.52)% dated
		$1,379	08/11/2014 (collateralized by Portugal
			Obrigacoes do Tesouro OT; $5,172,027;
Software - 0.15%			4.45%; dated 06/15/18) (cc)
BMC Foreign Holding Co, Term Loan B			Barclays Bank PLC Repurchase Agreement on	4,937	4,939
5.00%, 08/07/2020 (x)	197	188
			securities sold short; (0.52)% dated
BMC Software Finance Inc, Term Loan B			12/12/2014 (collateralized by Portugal
5.00%, 08/07/2020 (x)	1,329	1,270
			Obrigacoes do Tesouro OT; $5,172,027;
Dealertrack Technologies Inc, Term Loan B			4.45%; dated 06/15/18) (cc)
3.25%, 02/26/2021 (x)	139	139
			Barclays Bank PLC Repurchase Agreement on	4,914	4,920
Evergreen Skills Lux Sarl, Term Loan			securities sold short; (0.52)% dated
3.75%, 04/08/2021 (x)	286	284
			09/11/2014 (collateralized by Portugal
IMS Health Inc, Term Loan B			Obrigacoes do Tesouro OT; $5,172,027;
3.50%, 03/05/2021 (x)	149	148	4.45%; dated 06/15/18) (cc)
Infor US Inc, Term Loan B5			Barclays Bank PLC Repurchase Agreement on	5,227	5,227
3.75%, 06/03/2020 (x)	544	539
			securities sold short; (0.25)% dated
MA FinanceCo LLC, Term Loan B			02/11/2015 (collateralized by Banco
5.25%, 10/07/2021 (x)	686	677
			Nacional de Desenvolvimento Economico
Nuance Communications Inc, Term Loan C			e Social; $5,209,688; 5.75%; dated
2.93%, 03/31/2016 (x)	123	122	09/26/23)(cc)

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2015 (unaudited)

REPURCHASE AGREEMENTS	Maturity		REPURCHASE AGREEMENTS		Maturity
(continued)	Amount (000's) Value (000's)		(continued)		Amount (000's) Value (000's)

Banks (continued)			Banks (continued)
Barclays Bank PLC Repurchase Agreement on $	4,622	$4,624	Barclays Bank PLC Repurchase Agreement on $		3,080	$3,082
securities sold short; (0.40)% dated				securities sold short; (1.00)% dated
01/21/2015 (collateralized by Banco do				01/31/2014 (collateralized by Bangkok
Brasil SA/Cayman; $4,587,309; 3.88%;				Bank PCL/Hong Kong; $3,350,072;
dated 10/10/22)(cc)				4.80%; dated 10/18/20) (cc)
Barclays Bank PLC Repurchase Agreement on	3,970	3,987	Barclays Bank PLC Repurchase Agreement on		4,648	4,654
securities sold short; (1.30)% dated				securities sold short; (1.10)% dated
03/25/2014 (collateralized by VTB Bank				01/16/2015 (collateralized by Ivory Coast
OJSC Via VTB Capital SA; $4,115,708;				Government International Bond;
6.47%; dated 03/04/15) (cc)				$4,804,514; 5.75%; dated 12/31/32)(cc)
Barclays Bank PLC Repurchase Agreement on	5,461	5,470	Barclays Bank PLC Repurchase Agreement on		2,173	2,189
securities sold short; (0.45)% dated				securities sold short; (1.25)% dated
10/08/2014 (collateralized by South Africa				08/12/2014 (collateralized by Bangkok
Government International Bond;				Bank PCL/Hong Kong; $2,233,381;
$5,893,003; 5.88%; dated 09/16/25)(cc)				4.80%; dated 10/18/20) (cc)
Barclays Bank PLC Repurchase Agreement on	5,807	5,808	Barclays Bank PLC Repurchase Agreement on		4,614	4,629
securities sold short; (0.45)% dated				securities sold short; (2.75)% dated
02/04/2015 (collateralized by South Africa				11/25/2014 (collateralized by Portugal
Government International Bond;				Telecom International Finance BV;
$5,893,003; 5.88%; dated 09/16/25)(cc)				$4,655,212; 4.63%; dated 05/08/20)(cc)
Barclays Bank PLC Repurchase Agreement on	3,430	3,443	Barclays Bank PLC Repurchase Agreement on		928	944
securities sold short; (0.50)% dated				securities sold short; (2.75)% dated
05/29/2014 (collateralized by Republic of				03/17/2014 (collateralized by KWG
Serbia; $3,601,769; 7.25%; dated				Property Holding Ltd; $968,250; 8.63%;
09/28/21)(cc)				dated 02/05/20)(cc)
Barclays Bank PLC Repurchase Agreement on	3,931	3,944	Barclays Bank PLC Repurchase Agreement on		3,818	3,842
securities sold short; (0.50)% dated				securities sold short; (2.00)% dated
07/15/2014 (collateralized by Saudi				11/05/2014 (collateralized by Petroleos de
Electricity Global Sukuk Co 2; $4,174,410;				Venezuela SA; $2,683,750; 12.75%; dated
3.47%; dated 04/08/23) (cc)				02/17/22)(cc)
Barclays Bank PLC Repurchase Agreement on	5,552	5,555				$94,055
securities sold short; (0.50)% dated			TOTAL REPURCHASE AGREEMENTS			$94,055
01/13/2015 (collateralized by Bahrain			TOTAL PURCHASED OPTIONS - 0.22%			$6,243
Government International Bond;			TOTAL PURCHASED INTEREST RATE SWAPTIONS -
$5,692,569; 6.13%; dated 08/01/23)(cc)			0.03%			$719
Barclays Bank PLC Repurchase Agreement on	3,403	3,405	Total Investments			$3,005,504
securities sold short; (0.50)% dated			Liabilities in Excess of Other Assets, Net - (4.42)%			$(127,138)
01/26/2015 (collateralized by Bahrain			TOTAL NET ASSETS - 100.00%			$2,878,366
Government International Bond;
$3,415,5426.13%; dated 08/01/23)(cc)
Barclays Bank PLC Repurcha se Agreement on	5,510	5,512	(a)	Security or a portion of the security was pledged as collateral for short
securities sold short; (0.50)% dated				sales. At the end of the period, the value of these securities totaled
02/10/2015 (collateralized by Bahrain				$183,512 or 6.38% of net assets.
Government International Bond;			(b)	Non-Income Producing Security
$5,692,569; 6.13%; dated 08/01/23)(cc)			(c)	Security exempt from registration under Rule 144A of the Securities Act of
Barclays Bank PLC Repurchase Agreement on	1,296	1,296		1933. These securities may be resold in transactions exempt from
securities sold short; (0.55)% dated				registration, normally to qualified institutional buyers. At the end of the
01/21/2015 (collateralized by Petronas				period, the value of these securities totaled $200,661 or 6.97% of net
Capital Ltd; $1,308,965; 7.88%; dated				assets.
05/22/22)(cc)			(d)	Restricted Security. At the end of the period, the value of this security
Barclays Bank PLC Repurchase Agreement on	3,292	3,298		totaled $26 or 0.00% of the net assets.	The security was purchased
securities sold short; (0.60)% dated				February 25, 2015 at a total cost of $23.
10/31/2014 (collateralized by Petronas			(e)	Security or a portion of the security was pledged to cover margin
Capital Ltd; $3,272,412; 7.88%; dated				requirements for options contracts. At the end of the period, the value of
05/22/22)(cc)				these securities totaled $22,541 or 0.78% of net assets.
Barclays Bank PLC Repurchase Agreement on	1,177	1,178	(f)	Restricted Security. At the end of the period, the value of this security
securities sold short; (1.25)% dated				totaled $97 or 0.00% of net assets. The security was purchased on April
12/12/2014 (collateralized by Vale SA;				15, 2014 at a cost of $48.
$1,236,333; 3.75%; dated 01/10/23)(cc)			(g)	Security is Illiquid
Barclays Bank PLC Repurchase Agreement on	4,899	4,909	(h)	Fair value of these investments is determined in good faith by the Manager
securities sold short; (1.25)% dated				under procedures established and periodically reviewed by the Board of
11/19/2014 (collateralized by Vale SA;				Directors. At the end of the period, the fair value of these securities totaled
$4,945,332; 3.75%; dated 01/10/23)(cc)				$22,248 or 0.77% of net assets.
Barclays Bank PLC Repurchase Agreement on	2,382	2,392	(i)	Restricted Security. At the end of the period, the value of this security
securities sold short; (0.75)% dated				totaled $16 or 0.00% of the net assets.	The security was purchased
08/15/2014 (collateralized by Sinochem				December 8, 2014 at a total cost of $16.
Overseas Capital Co Ltd; $2,543,768;			(j)	Restricted Security. At the end of the period, the value of this security
6.30%; dated 11/12/40) (cc)				totaled $45 or 0.00% of net assets. The security was purchased December
11, 2014 - January 15, 2015 at a total cost of $35.
			(k)	Restricted Security. At the end of the period, the value of this security totaled $52 or 0.00% of net assets. The security was purchased on
December 4, 2014 at a cost of $52.

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2015 (unaudited)

(l)	Restricted Security. At the end of the period, the value of this security	Portfolio Summary (unaudited)
	totaled $52 or 0.00% of net assets. The security was purchased on January	Sector	Percent
	28, 2014 at a cost of $51.	Exchange Traded Funds	23.99%
(m)	Restricted Security. At the end of the period, the value of this security	Financial	15.93%
	totaled $124 or 0.00% of the net assets. The security was purchased	Consumer, Non-cyclical	14.66%
	February 5, 2014 at a cost of $55.	Industrial	8.11%
(n)	Restricted Security. At the end of the period, the value of this security	Communications	7.63%
	totaled $136 or 0.01% of net assets. The security was purchased on April	Government	6.89%
	16, 2014 at a cost of $131.	Consumer, Cyclical	6.49%
(o)	Restricted Security. At the end of the period, the value of this security	Energy	5.22%
	totaled $146 or 0.01% of net assets. The security was purchased August	Technology	5.04%
	26, 2014 at a cost of $111.	Basic Materials	3.90%
(p)	Restricted Security. At the end of the period, the value of this security	Utilities	2.74%
	totaled $506 or 0.02% of net assets. The security was purchased on June	Asset Backed Securities	1.85%
	5, 2014 at a cost of $236.	Mortgage Securities	1.36%
(q)	Restricted Security. At the end of the period, the value of this security	Diversified	0.36%
	totaled $156 or 0.01% of net assets. The security was purchased on	Purchased Options	0.22%
	January 15, 2015 at a cost of $156.	Purchased Interest Rate Swaptions	0.03%
(r)	Security purchased on a when-issued basis.	Investments Sold Short	(16.60)%
(s)	Restricted Security. At the end of the period, the value of this security	Other Assets in Excess of Liabilities, Net	12.18%
	totaled $155 or 0.01% of net assets. The security was purchased on	TOTAL NET ASSETS	100.00%
	November 20, 2014 at a cost of $170.
(t)	Restricted Security. At the end of the period, the value of this security
	totaled $97 or 0.00% of the net assets. The security was purchased
	December 15, 2014 at a total cost of $97.
(u)	Restricted Security. At the end of the period, the value of this security
	totaled $81 or 0.00% of net assets. The security was purchased on
	December 8, 2014 at a cost of $81.
(v)	Restricted Security. At the end of the period, the value of this security
	totaled $64 or 0.00% of the net assets. The security was purchased
	December 8, 2014 at a total cost of $64.
(w)	Restricted Security. At the end of the period, the value of this security
	totaled $62 or 0.00% of net assets. The security was purchased August 25,
	2014 at a cost of $48.
(x)	Variable Rate. Rate shown is in effect at February 28, 2015.
(y)	Security or portion of the security was pledged as collateral for reverse
	repurchase agreements. At the end of the period, the value of these
	securities totaled $94,086 or 3.27% of net assets.
(z)	This Senior Floating Rate Note will settle after February 28, 2015, at
	which time the interest rate will be determined.
(aa)	Security or a portion of the security was pledged to cover margin
	requirements for futures contracts. At the end of the period, the value of
	these securities totaled $1,400 or 0.05% of net assets.
(bb)	Rate shown is the discount rate of the original purchase.
(cc)	Although the maturity date of the repurchase agreement is open-ended
	through the maturity date of the collateral, the Fund has a right to
	terminate the repurchase agreement and demand repayment from the
	counterparty at any time with two days' notice. During periods of high
	demand for the collateral security, the fund may also pay the counterparty
	a fee.

Credit Default Swaps

Buy Protection
		(Pay)/			Upfront		Unrealized
		Receive	Expiration	Notional	Premiums		Appreciation/		Fair Value
Counterparty (Issuer)	Reference Entity	Fixed Rate	Date	Amount Paid/(Received) (Depreciation)					Asset Liability
Barclays Bank PLC	Emirate of Dubai Government	(5.00)%	03/20/2020	$5,000	$(631	) $	(49	) $	— $	(680)
	International Bonds
Barclays Bank PLC	Emirate of Dubai Government	(5.00)%	03/20/2020	5,000	(631)		(49)		—	(680)
	International Bonds
Citigroup Inc	Brazilian Government International	(1.00)%	12/20/2019	800	22		26		48	—
	Bond
Citigroup Inc	Colombia Government International	(1.00)%	03/20/2020	10,000	306		(152)		154	—
	Bond
Citigroup Inc	ITRAXX.ASIA	(1.00)%	06/20/2019	2,500	7		(31)		—	(24)

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2015 (unaudited)

Credit Default Swaps (continued)

Buy Protection (continued)
Counterparty (Issuer)	Reference Entity	(Pay)/ Receive Fixed Rate	Expiration Date		Notional Amount	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
									Fair Value
									Asset		Liability
Citigroup Inc	Russian Agricultural Bank OJSC		(1.00)%	03/20/2019	$5,000	$312	$829			$1,141	$—
	Via RSHB Capital SA
Citigroup Inc	Turkey Government International		(1.00)%	03/20/2020	10,000	393	83			476	—
	Bond
Goldman Sachs & Co	Penerbangan Malaysia Bhd		(1.00)%	03/20/2020	10,000	118	(46)			72	—
HSBC Securities Inc	Colombia Government International		(1.00)%	03/20/2020	10,000	212	(58)			154	—
	Bond
HSBC Securities Inc	ITRAXX.ASIA		(1.00)%	06/20/2019	5,000	11	(59)			—	(48)
HSBC Securities Inc	Mexico Government International		(1.00)%	03/20/2020	5,000	41	(38)			3	—
	Bond
HSBC Securities Inc	Penerbangan Malaysia Bhd		(1.00)%	03/20/2020	10,000	168	(96)			72	—
HSBC Securities Inc	Petrobras Global Finance BV		(1.00)%	03/20/2020	5,000	1,057	(39)			1,018	—
HSBC Securities Inc	Petroleos Mexicanos		(1.00)%	03/20/2020	10,000	533	(159)			374	—
HSBC Securities Inc	Turkey Government International		(1.00)%	03/20/2020	10,000	389	87			476	—
	Bond
JP Morgan Chase	Abu Dhabi Government		(1.00)%	03/20/2020	15,000	(186)	(46)			—	(232)
	International Bond
JP Morgan Chase	Brazilian Government International		(1.00)%	03/20/2020	5,000	311	13			324	—
	Bond
JP Morgan Chase	Indonesia Government International		(1.00)%	03/20/2020	10,000	284	(128)			156	—
	Bond
JP Morgan Chase	Mexico Government International		(1.00)%	03/20/2020	10,000	33	(27)			6	—
	Bond
JP Morgan Chase	South Africa Government		(1.00)%	03/20/2020	10,000	479	(48)			431	—
	International Bond
Merrill Lynch	Brazilian Government International		(1.00)%	12/20/2019	520	14	17			31	—
	Bond
Merrill Lynch	Brazilian Government International		(1.00)%	12/20/2019	395	13	11			24	—
	Bond
Merrill Lynch	Brazilian Government International		(1.00)%	12/20/2019	1,185	37	34			71	—
	Bond
Total						$3,292	$75			$5,031	$ (1,664)

Sell Protection
Counterparty (Issuer)	Reference Entity	Implied Credit Spread as of February 28, 2015 (c)	(Pay)/ Receive Fixed Rate	Expiration Date	Notional Amount (a)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)

										Fair Value (b)
										Asset	Liability
Citigroup Inc	Transocean Inc	6.80%	1.00%	12/20/2019	$1,125	$(135)	$(116)	$		— $	(251)
Citigroup Inc	Transocean Inc	6.80%	1.00%	12/20/2019	1,525	(251)	(89)			—	(340)
Deutsche Bank AG	Transocean Inc	6.80%	1.00%	12/20/2019	600	(79)	(55)			—	(134)
Goldman Sachs & Co	Republic of	2.74%	1.00%	12/20/2019	5,000	(145)	(238)			—	(383)
	Kazakhstan
Morgan Stanley & Co	Transocean Inc	6.80%	1.00%	12/20/2019	460	(79)	(23)			—	(102)
Total						$(689)	$(521)	$	— $	(1,210)

Amounts in thousands
Exchange Cleared Credit Default Swaps

Sell Protection
	Reference Entity	Implied Credit Spread as of February 28, 2015 (c)	(Pay)/ Receive Fixed Rate	Expiration Date	Notional Amount (a)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Fair Value (b)
	CDX.23.HY	N/A	5.00%	12/20/2019	$4,158	$277	$39	$			316
	CDX.NA.HY.23	N/A	5.00%	12/20/2019	7,524	427	145				572
	CDX.NA.HY.23	N/A	5.00%	12/20/2019	2,426	145	39				184
	CDX.NA.HY.23	N/A	5.00%	12/20/2019	8,291	486	144				630
	CDX.NA.HY.23	N/A	5.00%	12/20/2019	2,426	147	37				184
Total						$1,482	$404	$			1,886

Amounts in thousands

(a) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs as defined under the terms of that particular swap agreement is $33,535.

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2015 (unaudited)

Credit Default Swaps and Exchange Cleared Credit Default Swaps (continued)

(b) The market price and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(c) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Foreign Currency Contracts

						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Accept		In Exchange For	Fair Value	Asset	Liability
Bank of America NA	03/20/2015	AUD	24,295,000	$19,198	$18,960	$57	$(295)
Bank of America NA	03/20/2015	CAD	62,709,000	50,235	50,156	106	(185)
Bank of America NA	03/20/2015	CHF	16,134,000	16,856	16,941	486	(401)
Bank of America NA	03/20/2015	EUR	86,148,000	98,057	96,417	—	(1,640)
Bank of America NA	03/20/2015	GBP	28,983,000	44,486	44,736	376	(126)
Bank of America NA	03/20/2015	JPY	5,313,459,000	44,924	44,432	20	(512)
Bank of America NA	03/20/2015	MXN	30,913,000	2,084	2,068	2	(18)
Bank of America NA	03/20/2015	NZD	31,674,000	23,457	23,909	491	(39)
Bank of New York Mellon	03/27/2015	EUR	965,122	1,097	1,080	—	(17)
Bank of New York Mellon	12/30/2015	EUR	131,550	162	148	—	(14)
Barclays Bank PLC	03/18/2015	JPY	3,266,000	27	27	—	—
Credit Suisse	03/02/2015	EUR	540,000	610	604	—	(6)
Credit Suisse	03/17/2015	GBP	425,000	658	656	—	(2)
Credit Suisse	03/18/2015	AUD	30,616,000	24,878	23,897	19	(1,000)
Credit Suisse	03/18/2015	BRL	27,431,001	10,272	9,615	—	(657)
Credit Suisse	03/18/2015	CAD	13,578,236	11,563	10,860	—	(703)
Credit Suisse	03/18/2015	CHF	7,145,323	7,647	7,501	44	(190)
Credit Suisse	03/18/2015	CLP	10,000,000	16	16	—	—
Credit Suisse	03/18/2015	COP	300,000,000	128	120	—	(8)
Credit Suisse	03/18/2015	CZK	76,000,000	3,186	3,090	—	(96)
Credit Suisse	03/18/2015	DKK	445,000	68	67	—	(1)
Credit Suisse	03/18/2015	EUR	23,192,802	27,672	25,957	—	(1,715)
Credit Suisse	03/18/2015	GBP	10,807,000	16,575	16,681	182	(76)
Credit Suisse	03/18/2015	HUF	1,114,999,998	4,249	4,119	21	(151)
Credit Suisse	03/18/2015	IDR	3,200,000,000	250	246	—	(4)
Credit Suisse	03/18/2015	ILS	8,300,000	2,133	2,085	—	(48)
Credit Suisse	03/18/2015	INR	286,077,000	4,537	4,624	87	—
Credit Suisse	03/18/2015	JPY	6,241,922,000	52,819	52,194	12	(637)
Credit Suisse	03/18/2015	KRW	15,590,000,000	14,178	14,175	53	(56)
Credit Suisse	03/18/2015	MXN	36,500,000	2,473	2,443	1	(31)
Credit Suisse	03/18/2015	MYR	7,379,000	2,120	2,043	—	(77)
Credit Suisse	03/18/2015	NOK	27,921,000	3,704	3,642	6	(68)
Credit Suisse	03/18/2015	NZD	41,906,997	32,015	31,641	54	(428)
Credit Suisse	03/18/2015	PHP	105,000,000	2,358	2,382	24	—
Credit Suisse	03/18/2015	PLN	19,074,001	5,453	5,144	9	(318)
Credit Suisse	03/18/2015	RUB	60,500,000	1,073	974	7	(106)
Credit Suisse	03/18/2015	SEK	62,725,216	7,909	7,526	4	(387)
Credit Suisse	03/18/2015	SGD	8,980,000	6,795	6,587	—	(208)
Credit Suisse	03/18/2015	TRY	30,291,000	13,083	12,027	—	(1,056)
Credit Suisse	03/18/2015	TWD	57,797,997	1,845	1,839	6	(12)
Credit Suisse	03/18/2015	ZAR	59,838,001	5,176	5,117	10	(69)
Credit Suisse	03/27/2015	CAD	7,255,404	5,839	5,803	—	(36)
Credit Suisse	06/17/2015	AUD	1,391,000	1,081	1,080	—	(1)
Credit Suisse	06/17/2015	CAD	1,610,000	1,288	1,286	—	(2)
Credit Suisse	06/17/2015	EUR	283,023	358	317	—	(41)
Credit Suisse	06/17/2015	HUF	30,000,000	111	111	—	—
Credit Suisse	06/17/2015	KRW	420,000,000	380	380	—	—
Credit Suisse	06/17/2015	NOK	453,000	59	59	—	—
Credit Suisse	06/17/2015	NZD	1,240,000	927	928	1	—
Credit Suisse	06/17/2015	PHP	4,000,000	91	91	—	—
Credit Suisse	06/17/2015	SGD	200,000	147	146	—	(1)
Credit Suisse	06/17/2015	ZAR	1,300,000	111	110	—	(1)

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2015 (unaudited)

Foreign Currency Contracts (continued)

						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Accept		In Exchange For	Fair Value	Asset	Liability
Goldman Sachs & Co	03/18/2015	JPY	410,996,000	$3,465	$3,437	$—	$(28)
Merrill Lynch	03/20/2015	JPY	694,000,000	5,824	5,803	—	(21)
Royal Bank of Scotland PLC	06/09/2015	EUR	31,222	40	35	—	(5)
Total						$2,078	$(11,493)
						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Deliver		In Exchange For	Fair Value	Asset	Liability
Bank of America NA	03/18/2015	JPY	414,262,000	$3,442	$3,464	$—	$(22)
Bank of America NA	03/20/2015	AUD	67,364,000	54,524	52,571	1,982	(29)
Bank of America NA	03/20/2015	CAD	62,449,000	52,623	49,948	2,715	(40)
Bank of America NA	03/20/2015	CHF	45,107,000	46,792	47,362	253	(823)
Bank of America NA	03/20/2015	EUR	79,666,000	94,125	89,163	4,962	—
Bank of America NA	03/20/2015	GBP	54,421,000	84,218	83,999	692	(473)
Bank of America NA	03/20/2015	JPY	9,310,040,000	78,472	77,852	646	(26)
Bank of America NA	03/20/2015	MXN	264,656,000	17,947	17,707	250	(10)
Bank of America NA	03/20/2015	NZD	56,084,000	42,298	42,334	349	(385)
Bank of America NA	03/31/2015	JPY	3,997,894,000	33,627	33,438	189	—
Bank of New York Mellon	03/18/2015	CHF	5,500,000	5,961	5,774	187	—
Bank of New York Mellon	03/18/2015	EUR	23,630,000	27,950	26,446	1,504	—
Bank of New York Mellon	03/18/2015	GBP	2,500,000	3,863	3,859	4	—
Bank of New York Mellon	03/27/2015	EUR	45,298,685	51,475	50,702	773	—
Bank of New York Mellon	03/27/2015	GBP	6,143,964	9,521	9,482	39	—
Bank of New York Mellon	03/27/2015	JPY	249,058,219	2,096	2,083	13	—
Bank of New York Mellon	12/30/2015	EUR	131,550	162	148	14	—
Citigroup Inc	03/20/2015	NZD	1,310,000	981	989	—	(8)
Credit Suisse	03/02/2015	EUR	540,000	612	604	8	—
Credit Suisse	03/03/2015	MXN	131,170,000	8,841	8,787	54	—
Credit Suisse	03/04/2015	EUR	14,460,000	16,346	16,182	164	—
Credit Suisse	03/09/2015	MYR	9,925,000	2,765	2,751	14	—
Credit Suisse	03/12/2015	TRY	4,900,000	1,944	1,949	—	(5)
Credit Suisse	03/17/2015	GBP	425,000	653	656	—	(3)
Credit Suisse	03/18/2015	AUD	29,624,000	23,677	23,122	619	(64)
Credit Suisse	03/18/2015	BRL	21,298,000	7,545	7,465	102	(22)
Credit Suisse	03/18/2015	CAD	26,749,925	21,934	21,395	611	(72)
Credit Suisse	03/18/2015	CHF	15,207,323	16,042	15,966	243	(167)
Credit Suisse	03/18/2015	CLP	1,344,232,000	2,178	2,175	7	(4)
Credit Suisse	03/18/2015	COP	810,000,000	351	324	27	—
Credit Suisse	03/18/2015	CZK	54,700,000	2,360	2,224	136	—
Credit Suisse	03/18/2015	DKK	4,919,000	800	738	62	—
Credit Suisse	03/18/2015	EUR	37,089,247	43,414	41,510	1,904	—
Credit Suisse	03/18/2015	GBP	15,475,000	23,912	23,887	167	(142)
Credit Suisse	03/18/2015	HKD	27,304,000	3,521	3,521	—	—
Credit Suisse	03/18/2015	HUF	810,000,000	3,034	2,992	48	(6)
Credit Suisse	03/18/2015	IDR	13,867,640,000	1,080	1,065	15	—
Credit Suisse	03/18/2015	ILS	23,080,000	5,822	5,798	25	(1)
Credit Suisse	03/18/2015	INR	73,353,000	1,162	1,186	—	(24)
Credit Suisse	03/18/2015	JPY	3,952,484,997	33,117	33,050	146	(79)
Credit Suisse	03/18/2015	KRW	6,862,788,999	6,218	6,240	9	(31)
Credit Suisse	03/18/2015	MXN	335,563,002	23,083	22,454	645	(16)
Credit Suisse	03/18/2015	MYR	10,700,000	3,037	2,962	76	(1)
Credit Suisse	03/18/2015	NOK	196,204,997	26,687	25,592	1,131	(36)
Credit Suisse	03/18/2015	NZD	14,030,000	10,384	10,593	48	(257)
Credit Suisse	03/18/2015	PEN	66,000	22	21	1	—
Credit Suisse	03/18/2015	PHP	40,000,000	892	908	—	(16)
Credit Suisse	03/18/2015	PLN	20,200,000	5,621	5,448	175	(2)
Credit Suisse	03/18/2015	RUB	60,500,000	1,074	974	100	—
Credit Suisse	03/18/2015	SEK	207,183,219	26,944	24,861	2,098	(15)
Credit Suisse	03/18/2015	SGD	22,400,000	16,900	16,432	468	—
Credit Suisse	03/18/2015	THB	5,152,000	155	159	—	(4)
Credit Suisse	03/18/2015	TRY	10,400,000	4,283	4,130	153	—
Credit Suisse	03/18/2015	TWD	104,871,000	3,313	3,337	1	(25)
Credit Suisse	03/18/2015	ZAR	41,292,000	3,533	3,531	16	(14)
Credit Suisse	03/23/2015	BRL	5,320,000	1,857	1,862	—	(5)
Credit Suisse	03/23/2015	EUR	1,376,000	1,566	1,540	26	—
Credit Suisse	03/23/2015	MXN	1,060,200	71	71	—	—
Credit Suisse	03/27/2015	AUD	7,400,000	5,838	5,772	66	—
Credit Suisse	03/31/2015	EUR	1,895,000	2,151	2,121	30	—
Credit Suisse	04/07/2015	MXN	131,170,000	8,746	8,765	—	(19)
Credit Suisse	06/17/2015	BRL	100,000	34	34	—	—
Credit Suisse	06/17/2015	COP	100,000,000	40	40	—	—
Credit Suisse	06/17/2015	EUR	4,100,399	4,840	4,594	246	—
Credit Suisse	06/17/2015	GBP	249,000	383	384	—	(1)
Credit Suisse	06/17/2015	HKD	202,000	26	26	—	—

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2015 (unaudited)

Foreign Currency Contracts (continued)

						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Deliver		In Exchange For	Fair Value	Asset	Liability
Credit Suisse	06/17/2015	IDR	1,300,000,000	$98	$97	$1	$—
Credit Suisse	06/17/2015	ILS	600,000	151	151	—	—
Credit Suisse	06/17/2015	JPY	151,237,000	1,269	1,266	3	—
Credit Suisse	06/17/2015	MXN	6,000,000	398	399	—	(1)
Credit Suisse	06/17/2015	TRY	100,000	39	39	—	—
Deutsche Bank AG	03/09/2015	ZAR	59,600,000	5,226	5,104	122	—
JP Morgan Chase	03/31/2015	JPY	3,998,493,000	33,621	33,443	178	—
Merrill Lynch	03/09/2015	TWD	90,300,000	2,871	2,875	—	(4)
Merrill Lynch	03/12/2015	TRY	4,000,000	1,588	1,591	—	(3)
Merrill Lynch	03/17/2015	COP	3,330,000,000	1,371	1,330	41	—
Morgan Stanley & Co	03/31/2015	EUR	27,124,000	30,664	30,360	304	—
Royal Bank of Scotland PLC	04/07/2015	EUR	1,500	2	2	—	—
Royal Bank of Scotland PLC	06/09/2015	EUR	22,000	29	25	4	—
Royal Bank of Scotland PLC	11/09/2015	EUR	9,222	12	10	2	—
Royal Bank of Scotland PLC	04/05/2016	EUR	1,500	2	2	—	—
Royal Bank of Scotland PLC	04/05/2017	EUR	1,500	2	2	—	—
Westpac Banking Corp	03/31/2015	JPY	3,998,493,000	33,629	33,443	186	—
Total						$25,054	$(2,855)

Amounts in thousands except contracts

See accompanying notes.

		Schedule of Investments
Global Multi-Strategy Fund
February 28, 2015 (unaudited)

Futures Contracts

						Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
3 Month Euro Swiss; December 2015	Long	3	$794		$794	$—
3 Month Euro Swiss; June 2015	Long	2	528		529	1
3 Month Euro Swiss; September 2015	Long	2	529		529	—
90 Day Eurodollar; December 2015	Short	29	7,192		7,194	(2)
90 Day Eurodollar; December 2015	Long	223	55,388		55,321	(67)
90 Day Eurodollar; December 2016	Long	19	4,679		4,673	(6)
90 Day Eurodollar; December 2016	Short	223	54,977		54,850	127
90 Day Eurodollar; June 2015	Short	44	10,953		10,959	(6)
90 Day Eurodollar; June 2016	Long	7	1,729		1,729	—
90 Day Eurodollar; June 2016	Long	1,498	370,332		369,969	(363)
90 Day Eurodollar; March 2016	Long	4	990		990	—
90 Day Eurodollar; September 2015	Short	38	9,444		9,447	(3)
90 Day Eurodollar; September 2016	Long	13	3,206		3,204	(2)
90 Day Eurodollar; September 2016	Long	98	24,149		24,152	3
90 Day Short Sterling; December 2015	Long	78	14,935		14,931	(4)
90 Day Short Sterling; December 2016	Short	314	59,939		59,754	185
90 Day Short Sterling; December 2016	Long	50	9,513		9,515	2
90 Day Short Sterling; June 2015	Long	107	20,522		20,525	3
90 Day Short Sterling; June 2016	Long	51	9,722		9,733	11
90 Day Short Sterling; June 2016	Long	1,058	202,097		201,908	(189)
90 Day Short Sterling; March 2016	Long	58	11,069		11,085	16
90 Day Short Sterling; September 2015	Long	85	16,293		16,292	(1)
90 Day Short Sterling; September 2016	Long	49	9,329		9,337	8
AEX Index; March 2015	Long	40	4,187		4,331	144
ASX 90 Day Bank Bill; December 2015	Short	1	778		778	—
ASX 90 Day Bank Bill; June 2015	Short	1	777		777	—
ASX 90 Day Bank Bill; September 2015	Short	1	778		778	—
Australia 10 Year Bond; March 2015	Short	182	18,154		18,720	(566)
Australia 10 Year Bond; March 2015	Long	244	24,708		25,097	389
Australia 3 Year Bond; March 2015	Long	131	11,359		11,496	137
BIST 30 Index; April 2015	Long	30	130		125	(5)
CAC40 Index; March 2015	Long	153	8,231		8,478	247
CAC40 Index; March 2015	Long	37	1,984		2,050	66
Canada 10 Year Bond; June 2015	Long	251	28,758		28,841	83
Canadian Bank Acceptance; December 2015	Short	30	5,920		5,951	(31)
Canadian Bank Acceptance; June 2015	Short	67	13,244		13,284	(40)
Canadian Bank Acceptance; September 2015	Short	45	8,884		8,925	(41)
DAX Index; March 2015	Long	40	11,801		12,740	939
DAX Index; March 2015	Long	28	8,213		8,918	705
DJ Euro Stoxx 50; March 2015	Short	270	10,192		10,847	(655)
DJ Euro Stoxx 50; March 2015	Long	106	4,032		4,258	226
DJ Euro Stoxx 50; March 2015	Long	5	200		201	1
DJ Euro Stoxx 50; March 2015	Long	262	9,760		10,525	765
Dollar Index; March 2015	Short	47	4,476		4,480	(4)
E-Mini DJIA Index; March 2015	Long	324	28,708		29,366	658
E-Mini DJIA Index; March 2015	Long	19	1,678		1,722	44
eMini MSCI Emerging Markets; March 2015	Short	285	13,285		14,135	(850)
Euribor; December 2015	Long	81	22,652		22,661	9
Euribor; December 2016	Long	86	24,027		24,050	23
Euribor; June 2015	Long	137	38,319		38,325	6
Euribor; June 2016	Long	68	19,007		19,023	16
Euribor; June 2016	Long	1,814	506,989		507,461	472
Euribor; March 2016	Long	53	14,819		14,827	8
Euribor; September 2015	Long	150	41,948		41,964	16
Euribor; September 2016	Long	84	23,471		23,496	25
Euro Bund 10 Year Bund; March 2015	Long	84	14,922		14,989	67
Euro Stoxx Bank; March 2015	Long	130	1,055		1,079	24
Euro-Bobl 5 Year; March 2015	Long	578	84,697		84,848	151
FTSE KLCI Index; March 2015	Short	32	804		811	(7)
FTSE/JSE Top 40; March 2015	Short	54	2,045		2,180	(135)

See accompanying notes.

			Schedule of Investments
Global Multi-Strategy Fund
February 28, 2015 (unaudited)

Futures Contracts (continued)

									Unrealized
Type		Long/Short		Contracts	Notional Value		Fair Value	Appreciation/(Depreciation)
FTSE/MIB Index; March 2015			Short	16		$1,674		$2,000	$(326)
FTSE100 Index; March 2015			Long	16		1,704		1,709	5
FTSE100 Index; March 2015			Short	80		8,335		8,547	(212)
FTSE100 Index; March 2015			Long	33		3,486		3,526	40
Hang Seng Index; March 2015			Long	9		1,433		1,439	6
Hang Seng Index; March 2015			Long	127		20,204		20,300	96
HSCEI China Index; March 2015			Long	37		2,878		2,921	43
IBEX 35 Index; March 2015			Short	8		965		999	(34)
Japan Topix Index; March 2015			Short	406		48,284		51,775	(3,491)
Japan Topix Index; March 2015			Long	81		9,539		10,329	790
Japan Topix Index; March 2015			Long	175		20,985		22,317	1,332
KOSPI 200 Index; March 2015			Short	11		1,220		1,263	(43)
Mex Bolsa Index; March 2015			Short	21		584		622	(38)
Mini Japan 10 Year Bond; March 2015			Long	309		38,087		38,206	119
Mini Japan 10 Year Bond; March 2015			Short	349		42,918		43,152	(234)
MSCI Singapore Index; March 2015			Long	14		794		785	(9)
MSCI Taiwan Index; March 2015			Long	20		704		716	12
Nasdaq 100 E-Mini; March 2015			Long	20		1,693		1,777	84
Nasdaq 100 E-Mini; March 2015			Long	331		28,192		29,409	1,217
Nikkei 225; March 2015			Long	236		17,478		18,559	1,081
Russell 2000 Mini; March 2015			Short	51		6,061		6,292	(231)
Russell 2000 Mini; March 2015			Long	149		18,110		18,384	274
S&P 500 Emini; March 2015			Long	179		18,724		18,820	96
S&P 500 Emini; March 2015			Long	222		23,004		23,341	337
S&P 500 Emini; March 2015			Short	79		7,868		8,306	(438)
S&P 500 Emini; March 2015			Short	648		66,302		68,131	(1,829)
S&P 500 Emini; March 2015			Short	1,220		122,021	128,271		(6,250)
S&P Mid 400 Emini; March 2015			Long	12		1,740		1,806	66
S&P Mid 400 Emini; March 2015			Short	170		23,769		25,578	(1,809)
S&P/TSX 60 Index; March 2015			Long	16		2,191		2,276	85
SET50 Index; March 2015			Short	5		32		32	—
SGX CNX Nifty Index; March 2015			Long	10		179		178	(1)
SPI 200 Index; March 2015			Short	27		3,001		3,119	(118)
UK 10 Year Gilt; June 2015			Long	131		23,989		23,980	(9)
US 10 Year Note; June 2015			Long	396		50,466		50,608	142
US 10 Year Note; March 2015			Short	60		7,646		7,705	(59)
US 5 Year Note; June 2015			Long	215		25,657		25,645	(12)
US 5 Year Note; March 2015			Short	250		29,789		29,998	(209)
US Long Bond; June 2015			Long	175		28,280		28,323	43
US Long Bond; March 2015			Short	250		35,813		36,758	(945)
Total									$(7,829)
Amounts in thousands except contracts

Interest Rate Swaptions
			Pay/
			Receive				Upfront
Purchased Swaptions		Floating Rate	Floating	Exercise	Expiration	Notional	Premiums	Fair	Unrealized
Outstanding	Counterparty (Issuer)	Index	Rate	Rate	Date	Amount	Paid/(Received)	Value	Appreciation/(Depreciation)
Call - 1 Year Interest Merrill Lynch		MXN TIIE	Pay	4.26%	10/24/2015	MXN 279,000	$ 78	$41	$(37)
Rate Swap		Banxico
Put - 10 Year Interest Deutsche Bank AG		3 Month	Receive	2.39% 07/23/2015 $		27,300	336	370	34
Rate Swap		LIBOR
Put - 10 Year Interest Deutsche Bank AG		3 Month	Receive	2.18% 05/27/2015		19,200	296	308	12
Rate Swap		LIBOR
Total							$710	$719	$9

Amounts in thousands

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2015 (unaudited)

Options

					Upfront Premiums				Unrealized
Purchased Options Outstanding		Exercise Price	Expiration Date	Contracts	Paid/(Received)	Fair Value	Appreciation/(Depreciation)
Call - American Airlines Group Inc		$44.00	05/18/2015	1,688	$79	$160	$		81
Call - American Airlines Group Inc		$49.00	03/23/2015	984	127	45			(82)
Call - American Airlines Group Inc		$52.50	03/23/2015	332	56	16			(40)
Call - American Airlines Group Inc		$105.00	04/20/2015	472	22	14			(8)
Call - Delta Air Lines Inc		$48.00	03/23/2015	887	181	58			(123)
Call - Dow Chemical Co/The		$45.00	03/23/2015	222	30	98			68
Call - eBay Inc		$50.00	01/18/2016	944	877	989			112
Call - iShares MSCI Japan ETF		$12.00	03/23/2015	5,380	250	215			(35)
Call - Kraft Foods Group Inc		$65.00	03/23/2015	286	82	19			(63)
Call - S&P 500 Index		$2,075.00	03/23/2015	80	140	101			(39)
Call - S&P 500 Index		$2,150.00	03/23/2015	214	147	97			(50)
Call - S&P 500 Index		$2,050.00	03/23/2015	150	291	122			(169)
Call - United Continental Holdings Inc		$70.00	03/23/2015	794	306	96			(210)
Call - USD versus CNY		$6.35	03/27/2015	6,825,000	37	26			(11)
Call - Vale SA		$8.00	09/21/2015	1,138	81	77			(4)
Put - iShares China Large-Cap ETF		$41.00	05/18/2015	1,625	263	99			(164)
Put - iShares Russell 2000 ETF		$113.00	07/01/2015	925	386	227			(159)
Put - S&P 500 Index		$1,850.00	09/21/2015	865	5,944	3,145		(2,799)
Put - S&P 500 Index		$1,950.00	03/23/2015	600	2,222	111		(2,111)
Put - S&P 500 Index		$2,000.00	03/23/2015	114	251	43			(208)
Put - Schlumberger Ltd		$85.00	05/18/2015	240	96	104			8
Put - SPDR S&P 500 ETF Trust		$195.00	06/22/2015	776	438	196			(242)
Put - USD versus INR		$61.50	09/01/2015	12,960,000	120	121			1
Put - USD versus INR		$61.50	07/27/2015	7,280,000	97	64			(33)
Total					$12,523	$6,243		$(6,280)

					Upfront Premiums				Unrealized
Written Options Outstanding		Exercise Price	Expiration Date	Contracts	Paid/(Received)	Fair Value	Appreciation/(Depreciation)
Call - Home Loan Servicing Solutions Ltd$		17.50	04/20/2015	112	$(11)	$(11)	$		—
Call - MGM Resorts International		$19.00	03/23/2015	40	(5)	(11)			(6)
Put - iShares China Large-Cap ETF		$37.50	05/18/2015	1,625	(82)	(29)			53
Put - iShares Russell 2000 ETF		$102.00	07/01/2015	925	(176)	(87)			89
Put - S&P 500 Index		$1,675.00	09/21/2015	865	(3,256)	(1,658)		1,598
Put - S&P 500 Index		$1,800.00	03/23/2015	300	(494)	(10)			484
Put - SPDR S&P 500 ETF Trust		$180.00	06/22/2015	776	(225)	(72)			153
Total					$(4,249)	$(1,878)		$2,371

Amounts in thousands except contracts

Synthetic Futures
						Unrealized		Fair Value
Counterparty (Issuer)	Reference Entity			Expiration Date	Notional Value		Appreciation/(Depreciation)	Asset	Liability
Bank of America NA	Canada 10 Year Bond Future; June 2015			06/30/2015	$3,395		$40	$40	$—
Bank of America NA	Euro Bund 10 Year Bund Future; March 2015			03/10/2015	10,974		382	382	—
Bank of America NA	Euro Buxl 30 Year Bond Future; March 2015			03/10/2015	550		63	63	—
Bank of America NA	Euro-Bobl 5 Year Future; March 2015			03/10/2015	16,153		118	118	—
Bank of America NA	Euro-Schatz 2 Year Future; March 2015			03/10/2015	46,189		53	53	—
Bank of America NA	Hang Seng Index Future; March 2015			03/31/2015	478		1	1	—
Bank of America NA	HSCEI China Index Future; March 2015			03/31/2015	3,960		67	67	—
Bank of America NA	Tel Aviv 25 Index Future; March 2015			03/27/2015	381		3	3	—
Bank of America NA	UK 10 Year Gilt Future; June 2015			06/30/2015	13,000		16	16	—
Bank of America NA	US 10 Year Note Future; June 2015			06/30/2015	14,297		16	16	—
Bank of America NA	US 2 Year Note Future; June 2015			07/06/2015	11,148		—	—	—
Bank of America NA	US 5 Year Note Future; June 2015			07/06/2015	3,934		2	2	—
Bank of America NA	US Long Bond Future; June 2015			06/30/2015	1,450		7	7	—
Bank of America NA	WIG 20 Index Future; March 2015			03/20/2015	(407)		(5)	—	(5)
Morgan Stanley	Bovespa Index Future; April 2015			04/16/2015	(177)		(8)	—	(8)
Morgan Stanley	MSCI Taiwan Index Future; March 2015			03/30/2015	885		10	10	—
Morgan Stanley	SGX CNX Nifty Index Future; March 2015			03/26/2015	89		—	—	—
Morgan Stanley	Swiss Market Index Future; March 2015			03/20/2015	(10,677)		(663)	—	(276)
Morgan Stanley	Taiwan TAIEX Index Future; March 2015			03/18/2015	362		5	5	—
Total							$107	$783	$(289)

Amounts in thousands

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2015 (unaudited)

Total Return Equity Basket Swaps

							Fair Value
Counterparty	Fund Pays	Fund Receives			Expiration Date Notional Value		Asset		Liability
Bank of America NA	Floating rate based on the	Total return on a custom basket of long		08/15/2019		$(238)	$12			$—
	Federal Funds Rate	and short securities traded in USD
	plus/less spread
Deutsche Bank AG	Floating rate based on 1	Total return on a custom basket of long		01/22/2016		3	—			(2)
	week HIBOR plus/less	and short securities traded in HKD
	spread
Deutsche Bank AG	Floating rate based on 1	Total return on a custom basket of long		01/22/2016		2,041	765			—
	week LIBOR plus/less	and short securities traded in GBP
	spread
Deutsche Bank AG	Floating rate based on 1	Total return on a custom basket of long		04/10/2015		107	—			(8)
	month LIBOR plus/less	and short securities traded in USD
	spread
Deutsche Bank AG	Floating rate based on 1	Total return on a custom basket of long		08/20/2015		1,688	235			—
	week EUR LIBOR	and short French securities
	plus/less spread
Deutsche Bank AG	Floating rate based on the	Total return on a custom basket of long		10/16/2015		1,084	5			—
	Overnight RBA Cash Rate	and short securities traded in AUD
	plus/less spread
Morgan Stanley	Floating rate based on 1	Total return on a custom basket of long		08/07/2015		(4,152)	—			(820)
	month Euribor plus/less	and short securities traded in EUR
	spread
Morgan Stanley	Floating rate based on 1	Total return on a custom basket of long		08/07/2015		8,390	117			—
	month LIBOR plus/less	and short securities traded in GBP
	spread
Morgan Stanley	Floating rate based on 1	Total return on a custom basket of long		08/07/2015		4,118	391			—
	month LIBOR plus/less	and short securities traded in USD
	spread
Morgan Stanley	Floating rate based on the	Total return on a custom basket of long		08/19/2016		4,034	—			(227)
	Bank of Japan Estimate	and short securities traded in JPY
	Unsecured Overnight Call
	Rate plus/less spread
Morgan Stanley	Floating rate based on the	Total return on a custom basket of long		09/04/2015		8,948	4,325			—
	Federal Funds Rate	and short securities traded in USD
	plus/less spread
Total						$26,023	$5,850			$(1,057)

Amounts in thousands

Total Return Swaps

Counterparty			Pay/Receive		Expiration				Fair Value
(Issuer)	Reference Entity	Shares	Positive Return	Floating Rate Index	Date		Notional Amount		Asset	Liability
Citigroup Inc		iShares J.P. Morgan $ Emerging Markets 50,000	Pay	3 month LIBOR less	03/16/2015		$5,428	$	— $	(215)
Bond UCITS ETF				1.5% spread
Citigroup Inc	iShares J.P. Morgan $ Emerging Markets	50,000	Pay	3 month LIBOR less	04/06/2015		5,465		—	(159)
Bond UCITS ETF				1.5% spread
Citigroup Inc	iShares J.P. Morgan $ Emerging Markets	50,000	Pay	3 month LIBOR less	04/15/2015		5,515		—	(106)
Bond UCITS ETF				1.5% spread
Citigroup Inc	iShares J.P. Morgan $ Emerging Markets	50,000	Pay	3 month LIBOR less	05/06/2015		5,548		—	(40)
Bond UCITS ETF				1.5% spread
Total							$		— $	(520)

Amounts in thousands except shares

Reverse Repurchase Agreements

Counterparty	Coupon Rate		Maturity Date	Principal Amount	Payable for Reverse Repurchase Agreements
Barclays Bank PLC		(0.19%)	01/16/2016	$13,615	$				(13,617)
Barclays Bank PLC		(0.19%)	01/23/2016	2,940					(2,940)
Barclays Bank PLC		(0.19%)	02/01/2016	5,850					(5,850)
Barclays Bank PLC		(0.19%)	01/08/2016	36,098					(36,103)
Barclays Bank PLC		(0.45%)	07/12/2015	3,944					(3,955)
Barclays Bank PLC		(0.45%)	08/08/2015	4,806					(4,818)
Barclays Bank PLC		(0.19%)	01/02/2016	24,321					(24,325)
Total					$				(91,608)

Amounts in thousands

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2015 (unaudited)

Short Sales Outstanding

COMMON STOCKS - (13.48)%	Shares	Value(000	's)	COMMON STOCKS (continued)	Shares	Value(000	's)

Advertising - 0.00%				Beverages (continued)
DKSH Holding AG	1,083	$89		Davide Campari-Milano SpA	3,963	$27
				Molson Coors Brewing Co	31,700	2,406
				Monster Beverage Corp (a)	5,280	745
Agriculture - (0.04)%						$4,158
Reynolds American Inc	16,409	1,241
				Biotechnology - (0.16)%
				Acorda Therapeutics Inc (a)	1,574	53
Airlines - (0.03)%				ANI Pharmaceuticals Inc (a)	5,080	342
JetBlue Airways Corp (a)	39,841	685
				Medicines Co/The (a)	35,004	1,007
SkyWest Inc	15,700	229		Momenta Pharmaceuticals Inc (a)	103,129	1,408
		$914		Regeneron Pharmaceuticals Inc (a)	4,180	1,730
Apparel - (0.08)%						$4,540
Adidas AG	7,777	605
Perry Ellis International Inc (a)	17,880	422		Building Materials - (0.11)%
				Holcim Ltd (a)	38,750	2,989
Ralph Lauren Corp	9,560	1,314		Norbord Inc	9,681	198
Tod's SpA	970	99
		$2,440				$3,187
				Chemicals - (0.44)%
Automobile Manufacturers - (0.24)%				Air Products & Chemicals Inc	17,120	2,673
Bayerische Motoren Werke AG	716	91		Albemarle Corp	13,550	766
Daimler AG	1,419	137
Fiat Chrysler Automobiles NV (a)	49,195	758		BASF SE	12,725	1,219
				Clariant AG (a)	5,306	96
Fiat Chrysler Automobiles NV (a)	2,388	37
				EMS-Chemie Holding AG	190	84
Ford Motor Co	119,760	1,957		FMC Corp	54,595	3,462
General Motors Co	45,220	1,687
Tesla Motors Inc (a)	5,539	1,126		K+S AG	37,067	1,196
				Kraton Performance Polymers Inc (a)	49,590	1,001
Volvo AB - B Shares	90,669	1,093		Novozymes A/S	5,310	258
		$6,886		OCI NV (a)	15,332	650
Automobile Parts & Equipment - (0.15)%				Solvay SA	1,505	223
BorgWarner Inc	13,678	841		Syngenta AG	2,230	788
Goodyear Tire & Rubber Co/The	94,590	2,528		Wacker Chemie AG	2,322	265
Meritor Inc (a)	22,479	321				$12,681

Nokian Renkaat OYJ	20,587	609		Coal - (0.02)%
Rheinmetall AG	2,569	130		Alpha Natural Resources Inc (a)	6,747	8
		$4,429		Peabody Energy Corp	56,580	447
Banks - (1.34)%						$455
Banca Popolare dell'Emilia Romagna SC	4,939	41		Commercial Services - (0.30)%
Banco de Sabadell SA	239,861	657
Banco Popolare SC (a)	47,787	736		Abertis Infraestructuras SA	2,060	40
				Brink's Co/The	12,080	340
Banco Popular Espanol SA	172,214	790		Career Education Corp (a)	73,120	390
Bankia SA (a)	284,663	412
				Gartner Inc (a)	7,670	637
Bankinter SA	12,127	95		Kelly Services Inc	37,810	655
BB&T Corp	21,950	835		Live Nation Entertainment Inc (a)	27,710	709
Citigroup Inc	16,460	863		ManpowerGroup Inc	52,439	4,219
Comerica Inc	6,280	287
Commerzbank AG (a)	21,086	284		Randstad Holding NV	2,472	145
Credit Suisse Group AG (a)	56,026	1,367		SGS SA	69	139
				Strayer Education Inc (a)	6,550	399
Deutsche Bank AG	7,953	261		Towers Watson & Co	3,900	513
Fifth Third Bancorp	85,779	1,661		Wirecard AG	11,012	508
Goldman Sachs Group Inc/The	3,890	738
Huntington Bancshares Inc/OH	23,640	258				$8,694
Intesa Sanpaolo SpA	14,775	49		Computers - (0.32)%
KBC Groep NV	7,659	464		EMC Corp/MA	15,010	434
KeyCorp	75,350	1,050		Gemalto NV	4,278	347
M&T Bank Corp	35,974	4,353		Indra Sistemas SA	20,176	215
Morgan Stanley	15,790	565		International Business Machines Corp	25,660	4,155
PNC Financial Services Group Inc/The	47,060	4,328		NCR Corp (a)	41,300	1,214
Royal Bank of Canada	8,786	550		SanDisk Corp	20,562	1,644
Signature Bank/New York NY (a)	23,510	2,900		Teradata Corp (a)	29,530	1,315
State Street Corp	54,660	4,069				$9,324
SunTrust Banks Inc	133,490	5,473
SVB Financial Group (a)	28,960	3,559		Cosmetics & Personal Care - (0.11)%
Svenska Handelsbanken AB	2,625	132		Beiersdorf AG	1,256	109
Zions Bancorporation	72,440	1,937		Colgate-Palmolive Co	23,790	1,685
		$38,714		Estee Lauder Cos Inc/The	17,442	1,442
						$3,236
Beverages - (0.15)%
Anheuser-Busch InBev NV	916	116		Distribution & Wholesale - (0.11)%
				Fossil Group Inc (a)	18,640	1,603
Brown-Forman Corp	7,650	701
Carlsberg A/S	1,911	163		WW Grainger Inc	6,452	1,529
						$3,132

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2015 (unaudited)

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value(000	's)	COMMON STOCKS (continued)	Shares	Value(000	's)

Diversified Financial Services - (0.40)%				Food (continued)
Charles Schwab Corp/The	47,991	$1,408		METRO AG	15,791	$528
Deutsche Boerse AG	551	45		Mondelez International Inc	25,300	934
Element Financial Corp (a)	10,014	128		Post Holdings Inc (a)	1,259	62
Franklin Resources Inc	78,120	4,205		Suedzucker AG	690	11
Intercontinental Exchange Inc	19,890	4,681		TreeHouse Foods Inc (a)	4,810	402
Julius Baer Group Ltd (a)	19,826	916		Tyson Foods Inc	30,904	1,277
		$11,383		Whole Foods Market Inc	26,860	1,517

Electric - (0.69)%						$6,156
A2A SpA	211,186	214		Forest Products & Paper - 0.00%
AES Corp/VA	284,420	3,689		Stora Enso OYJ	1,321	13
Consolidated Edison Inc	31,120	1,965
Dominion Resources Inc/VA	17,949	1,294
Enel Green Power SpA	55,705	119		Hand & Machine Tools - (0.08)%
Exelon Corp	28,919	981		Lincoln Electric Holdings Inc	19,686	1,359
				Sandvik AB	73,079	819
FirstEnergy Corp	10,960	383		Schindler Holding AG - PC	158	26
NextEra Energy Inc	43,414	4,492
NRG Yield Inc	7,680	394				$2,204
PG&E Corp	5,400	290		Healthcare - Products - (0.39)%
PPL Corp	39,720	1,355		Becton Dickinson and Co	3,772	553
RWE AG	3,264	91		Cooper Cos Inc/The	7,414	1,216
SCANA Corp	21,410	1,219		Cyberonics Inc (a)	252	17
Southern Co/The	31,470	1,441		DENTSPLY International Inc	25,090	1,330
Westar Energy Inc	13,260	515		Edwards Lifesciences Corp (a)	14,450	1,922
Wisconsin Energy Corp	28,324	1,444		Elekta AB	70,502	736
		$19,886		Getinge AB	12,953	358
				Haemonetics Corp (a)	26,370	1,172
Electrical Components & Equipment - (0.03)%				Henry Schein Inc (a)	6,280	879
Energizer Holdings Inc	2,608	349		Hologic Inc (a)	12,630	409
General Cable Corp	1,849	28		IDEXX Laboratories Inc (a)	2,660	417
Hubbell Inc	3,470	395		Luminex Corp (a)	20,690	326
SunPower Corp (a)	4,794	156
				QIAGEN NV (a)	3,687	93
		$928		Sonova Holding AG	838	116
Electronics - (0.31)%				STERIS Corp	3,667	237
Arrow Electronics Inc (a)	21,830	1,352		Straumann Holding AG	13	4
Avnet Inc	48,370	2,216		Thoratec Corp (a)	11,850	483
Electro Scientific Industries Inc	18,640	129		Varian Medical Systems Inc (a)	5,540	515
FLIR Systems Inc	10,500	339		William Demant Holding A/S (a)	3,082	253
Thermo Fisher Scientific Inc	8,450	1,099		Wright Medical Group Inc (a)	5,219	129
Trimble Navigation Ltd (a)	31,660	828				$11,165
Tyco International PLC	14,740	622
Vishay Intertechnology Inc	17,919	255		Healthcare - Services - (0.30)%
Waters Corp (a)	19,980	2,405		Anthem Inc	33,791	4,949
				Centene Corp (a)	16,720	1,027
		$9,245		Fresenius Medical Care AG & Co KGaA	2,046	168
Energy - Alternate Sources - (0.02)%				Humana Inc	3,460	569
Vestas Wind Systems A/S (a)	14,857	626		Laboratory Corp of America Holdings (a)	6,075	747
				WellCare Health Plans Inc (a)	11,000	999

Engineering & Construction - (0.21)%						$8,459
Bilfinger SE	3,675	219		Holding Companies - Diversified - (0.01)%
Fluor Corp	46,822	2,715		Leucadia National Corp	16,484	391
Fraport AG Frankfurt Airport Services	2,163	131
Worldwide
Jacobs Engineering Group Inc (a)	37,420	1,659		Home Builders - (0.18)%
				DR Horton Inc	83,530	2,281
KBR Inc	33,130	540		Lennar Corp	25,580	1,285
Obrascon Huarte Lain SA	31,096	744		Toll Brothers Inc (a)	43,180	1,654
		$6,008				$5,220
Environmental Control - (0.01)%
Clean Harbors Inc (a)	7,490	417		Home Furnishings - (0.01)%
				Select Comfort Corp (a)	11,760	377

Food - (0.20)%
Barry Callebaut AG (a)	94	98		Insurance - (0.68)%
Chocoladefabriken Lindt & Sprungli AG	7	38		Aegon NV	1,661	13
				Aflac Inc	51,790	3,224
Chr Hansen Holding A/S	4,797	215		Allianz SE	518	87
Colruyt SA	1,969	92
Dean Foods Co	36,950	596		American Financial Group Inc/OH	13,020	820
				American International Group Inc	33,910	1,876
Distribuidora Internacional de Alimentacion	5,105	39		Assicurazioni Generali SpA	20,391	420
SA
ICA Gruppen AB	420	15		Everest Re Group Ltd	3,680	653
Marine Harvest ASA	26,317	332		Hartford Financial Services Group Inc/The	28,870	1,182
See accompanying notes.				122

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2015 (unaudited)

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value	(000	's)	COMMON STOCKS (continued)	Shares	Value	(000	's)

Insurance (continued)					Media (continued)
Helvetia Holding AG	23		$12		Nielsen NV	9,780		$442
Lincoln National Corp	18,410		1,061		Schibsted ASA	9,366		559
Loews Corp	25,300		1,038		Time Warner Inc	21,860		1,789
Mapfre SA	63,196		221		Twenty-First Century Fox Inc - A Shares	50,400		1,764
Mediolanum SpA	40,561		308					$10,654
MetLife Inc	47,290		2,404
MGIC Investment Corp (a)	46,248		422		Metal Fabrication & Hardware - (0.09)%
PartnerRe Ltd	37		4		Assa Abloy AB	5,789		348
Prudential Financial Inc	33,940		2,744		Precision Castparts Corp	5,560		1,203
					RTI International Metals Inc (a)	12,570		350
Radian Group Inc	56,132		888
RenaissanceRe Holdings Ltd	5,598		574		SKF AB	13,842		348
Sampo Oyj	4,423		223		Tenaris SA	24,309		347
Unum Group	22,930		770					$2,596
XL Group PLC	13,440		487		Mining - (0.08)%
Zurich Insurance Group AG (a)	54		17		Alcoa Inc	1,549		23
			$19,448		Freeport-McMoRan Inc	22,810		493
Internet - (0.60)%					Newmont Mining Corp	33,520		883
					Stillwater Mining Co (a)	46,802		679
eBay Inc (a)	32,270		1,869
Equinix Inc	25,866		5,799		Tahoe Resources Inc	959		13
LinkedIn Corp (a)	5,585		1,492					$2,091
Priceline Group Inc/The (a)	1,150		1,423		Miscellaneous Manufacturing - (0.07)%
Twitter Inc (a)	5,260		253		Alfa Laval AB	23,183		465
VeriSign Inc (a)	104,142		6,667		Donaldson Co Inc	11,680		433
			$17,503		Siemens AG	975		109
Investment Companies - 0.00%					Textron Inc	13,870		615
Ares Capital Corp	444		8		Trinity Industries Inc	8,746		294
Prospect Capital Corp	444		4					$1,916
			$12		Oil & Gas - (0.32)%
Iron & Steel - (0.11)%					Apache Corp	21,200		1,396
Allegheny Technologies Inc	18,160		611		Cabot Oil & Gas Corp	23,066		669
ArcelorMittal	115,422		1,261		Devon Energy Corp	9,650		594
					Gulfport Energy Corp (a)	19,456		891
SSAB AB - A Shares (a)	16,161		96
ThyssenKrupp AG	36,569		972		Neste Oil OYJ	1,638		43
					Newfield Exploration Co (a)	16,560		547
United States Steel Corp	12,725		305
			$3,245		QEP Resources Inc	12,950		278
					Range Resources Corp	21,530		1,067
Leisure Products & Services - (0.12)%					Rowan Cos PLC	80,649		1,743
Callaway Golf Co	29,430		265		Seadrill Ltd	64,085		742
Carnival Corp	60,860		2,677		Southwestern Energy Co (a)	41,624		1,044
Harley-Davidson Inc	6,840		435		Statoil ASA	1,823		34
			$3,377		Transocean Ltd	10,275		164

Lodging - (0.05)%								$9,212
Marriott International Inc/MD	6,950		577		Oil & Gas Services - (0.22)%
MGM Resorts International (a)	45,038		979		Flotek Industries Inc (a)	25,630		438
			$1,556		FMC Technologies Inc (a)	11,630		464
					Fred Olsen Energy ASA	2,320		19
Machinery - Construction & Mining - (0.05)%					Fugro NV	8,654		206
Atlas Copco AB - A Shares	27,999		902		Halliburton Co	35,079		1,506
Caterpillar Inc	7,562		627		National Oilwell Varco Inc	7,450		405
			$1,529		Petroleum Geo-Services ASA	3,778		21
Machinery - Diversified - (0.36)%					Saipem SpA (a)	7,475		77
AGCO Corp	13,340		664		SBM Offshore NV (a)	82,006		961
CNH Industrial NV	72,026		597		Schlumberger Ltd	16,180		1,362
Deere & Co	43,580		3,948		SEACOR Holdings Inc (a)	8,330		604
Flowserve Corp	16,320		1,014		TGS Nopec Geophysical Co ASA	10,189		248
FLSmidth & Co A/S	7,227		330					$6,311
Hexagon AB	17,711		640		Packaging & Containers - (0.09)%
Kone OYJ	13,130		605		Ball Corp	989		71
Nordson Corp	7,090		545		Owens-Illinois Inc (a)	26,940		705
Wabtec Corp/DE	16,440		1,560		Rock-Tenn Co	7,864		540
Zardoya Otis SA	18,911		228		Sealed Air Corp	23,450		1,105
			$10,131					$2,421

Media - (0.38)%					Pharmaceuticals - (0.30)%
Comcast Corp - Class A	76,396		4,536		Actavis PLC (a)	4,621		1,346
EW Scripps Co/The (a)	9,871		228
Mediaset Espana Comunicacion SA (a)	34,949		431		Bayer AG	50		7
Mediaset SpA (a)	157,000		723		Galenica AG	21		18
					Grifols SA	30,298		1,228
Modern Times Group MTG AB	5,894		182

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2015 (unaudited)

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value	(000	's)	COMMON STOCKS (continued)	Shares	Value	(000	's)

Pharmaceuticals (continued)					Semiconductors (continued)
H Lundbeck A/S	2,360		$47		Broadcom Corp	10,890		$493
Mead Johnson Nutrition Co	34,679		3,633		Cypress Semiconductor Corp (a)	39,371		581
Omnicare Inc	780		60		Exar Corp (a)	53,880		577
Perrigo Co PLC	11,970		1,849		Intel Corp	112,979		3,757
STADA Arzneimittel AG	3,882		127		KLA-Tencor Corp	15,504		1,007
UCB SA	3,232		247		Lam Research Corp	102,128		8,422
			$8,562		Microchip Technology Inc	22,957		1,177
					Micron Technology Inc (a)	47,200		1,448
Pipelines - (0.07)%					NXP Semiconductors NV (a)	1,765		150
Koninklijke Vopak NV	11,021		579		Qualcomm Inc	18,700		1,356
Spectra Energy Corp	42,750		1,517		Skyworks Solutions Inc	3,490		306
			$2,096		SunEdison Inc (a)	100,883		2,233
Real Estate - (0.01)%								$27,417
Deutsche Annington Immobilien SE	8,240		318		Software - (0.49)%
					Akamai Technologies Inc (a)	8,030		558
REITS - (0.50)%					Amadeus IT Holding SA	10,985		452
American Realty Capital Properties Inc	16,604		163		ANSYS Inc (a)	27,438		2,359
American Tower Corp	2,505		248		Autodesk Inc (a)	8,100		520
AvalonBay Communities Inc	7,675		1,292		Electronic Arts Inc (a)	26,742		1,529
CareTrust REIT Inc	10,990		140		Interactive Intelligence Group Inc (a)	13,410		569
Chesapeake Lodging Trust	24,640		876		Oracle Corp	79,890		3,501
HCP Inc	35,670		1,511		Rackspace Hosting Inc (a)	8,120		403
Health Care REIT Inc	54,957		4,238		Red Hat Inc (a)	11,210		775
Klepierre	1		—		Salesforce.com Inc (a)	20,520		1,424
LTC Properties Inc	16,120		719		SAP SE	22,290		1,567
Macerich Co/The	13,156		1,100		Software AG	9,471		263
Omega Healthcare Investors Inc	16,641		667					$13,920
Realty Income Corp	21,356		1,069
Sabra Health Care REIT Inc	15,390		503		Telecommunications - (0.42)%
Spirit Realty Capital Inc	16,953		208		Altice SA (a)	4,020		400
Starwood Property Trust Inc	37,533		916		AT&T Inc	27,906		964
					BCE Inc	1,951		86
Ventas Inc	5,310		395		Deutsche Telekom AG	28,838		538
Weyerhaeuser Co	11,757		413		Elisa OYJ	8,224		224
			$14,458		Harris Corp	3,699		287
Retail - (0.79)%					Leap Wireless International Inc - Rights (a),(b)	7,565		19
Bed Bath & Beyond Inc (a)	14,770		1,103		Level 3 Communications Inc (a)	82,290		4,432
Cabela's Inc (a)	10,697		582		Lumos Networks Corp	16,390		282
CarMax Inc (a)	41,123		2,760		Motorola Solutions Inc	18,080		1,228
Cie Financiere Richemont SA	9,032		796		Nokia OYJ	4,323		35
Coach Inc	103,637		4,513		Palo Alto Networks Inc (a)	13,736		1,954
Dollar Tree Inc (a)	18,444		1,470		Telecom Italia SpA (a)	508,470		608
Dufry AG (a)	237		34		Telenet Group Holding NV (a)	585		34
Inditex SA	11,624		365		T-Mobile US Inc (a)	30,907		1,021
Lumber Liquidators Holdings Inc (a)	8,340		432					$12,112
Luxottica Group SpA	1,123		69
MarineMax Inc (a)	29,190		740		Textiles - (0.03)%
					Mohawk Industries Inc (a)	4,489		828
MSC Industrial Direct Co Inc	7,220		527
Pep Boys-Manny Moe & Jack/The (a)	52,520		466
PVH Corp	16,520		1,760		Transportation - (0.23)%
Ross Stores Inc	7,769		822		Cargotec Oyj	16,105		592
Salvatore Ferragamo SpA	26,369		799		Expeditors International of Washington Inc	25,190		1,217
Signet Jewelers Ltd	2,118		254		Genesee & Wyoming Inc (a)	9,350		964
Staples Inc	12,521		210		Hornbeck Offshore Services Inc (a)	18,730		391
Swatch Group AG/The - BR	4,036		1,842		JB Hunt Transport Services Inc	25,190		2,154
Tiffany & Co	4,428		391		Kansas City Southern	3,604		417
Tractor Supply Co	4,150		366		Kuehne + Nagel International AG	1,109		161
World Duty Free SpA (a)	15,985		183		Panalpina Welttransport Holding AG	2,105		292
Yum! Brands Inc	21,640		1,755		Scorpio Tankers Inc	10,250		89
			$22,239		TNT Express NV	9,937		61
					UTI Worldwide Inc (a)	19,863		260
Savings & Loans - (0.01)%								$6,598
Sterling Bancorp/DE	17,401		239
					Water - (0.02)%
Semiconductors - (0.95)%					Aqua America Inc	20,630		546
AIXTRON SE (a)	33,270		266
Altera Corp	36,130		1,337		TOTAL COMMON STOCKS (proceeds $365,691)			$387,933
Analog Devices Inc	24,340		1,425
Applied Materials Inc	83,370		2,088
ASML Holding NV	7,361		794

See accompanying notes.

Schedule of Investments Global Multi-Strategy Fund February 28, 2015 (unaudited)

			Short Sales Outstanding

PREFERRED STOCKS - (0.02)%		Shares	Value(000	's)

Chemicals - (0.01)%
FUCHS PETROLUB SE		8,514	$355

Consumer Products - (0.01)%
Henkel AG & Co KGaA		852	101

TOTAL PREFERRED STOCKS (proceeds $425)			$456
	Principal
BONDS- (3.10)%	Amount (000's) Value (000's)

Banks- (0.49)%
Banco do Brasil SA/Cayman
3.88%, 10/10/2022		$5,000	$4,513
Bangkok Bank PCL/Hong Kong
4.80%, 10/18/2020		5,000	5,496
VTB Bank OJSC Via VTB Capital SA
6.47%, 03/04/2015		4,000	3,990
			$13,999

Electric - (0.14)%
Saudi Electricity Global Sukuk Co 2
3.47%, 04/08/2023		4,000	4,120

Holding Companies - Diversified - (0.09)%
Sinochem Overseas Capital Co Ltd
6.30%, 11/12/2040		2,000	2,506

Iron & Steel - (0.21)%
Vale SA
3.75%, 01/10/2023	EUR	5,000	6,153

Oil & Gas - (0.25)%
Petroleos de Venezuela SA
12.75%, 02/17/2022		$5,000	2,663
Petronas Capital Ltd
7.88%, 05/22/2022		3,500	4,507
			$7,170

Real Estate - (0.03)%
KWG Property Holding Ltd
8.63%, 02/05/2020		1,000	962

Sovereign - (1.73)%
Bahrain Government International Bond
6.13%, 08/01/2023		13,000	14,739
Banco Nacional de Desenvolvimento
Economico e Social
5.75%, 09/26/2023		5,000	5,088
Portugal Obrigacoes do Tesouro OT
4.45%, 06/15/2018	EUR	12,000	15,092
Republic of Serbia
7.25%, 09/28/2021		$3,000	3,510
South Africa Government International Bond
5.88%, 09/16/2025		10,000	11,520
			$49,949

Telecommunications - (0.16)%
Portugal Telecom International Finance BV
4.63%, 05/08/2020	EUR	4,000	4,486

TOTAL BONDS (proceeds $91,556)			$89,345
TOTAL SHORT SALES (proceeds $457,672)			$477,734

(a)	Non-Income Producing Security
(b)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. At the end of the period, the fair value of these securities totaled $19 or 0.00% of net assets.

See accompanying notes.

Schedule of Investments
Global Opportunities Fund
February 28, 2015 (unaudited)

COMMON STOCKS - 99.24%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Aerospace & Defense - 1.18%			Insurance (continued)
Lockheed Martin Corp	79,639	$15,932	Fairfax Financial Holdings Ltd	32,367	$16,985
			Hannover Rueck SE	196,649	18,974
			Lincoln National Corp	158,854	9,156
Agriculture - 4.91%			Prudential Financial Inc	173,560	14,032
Archer-Daniels-Midland Co	444,549	21,285			$98,658
Imperial Tobacco Group PLC	593,862	29,226
Philip Morris International Inc	190,614	15,813	Internet - 3.15%
		$66,324	Google Inc - A Shares (a)	57,334	32,258
			Google Inc - C Shares (a)	18,467	10,312
Automobile Manufacturers - 4.54%					$42,570
Fuji Heavy Industries Ltd	558,100	19,027
Toyota Motor Corp	625,883	42,306	Investment Companies - 1.30%
		$61,333	Investor AB	442,904	17,592

Automobile Parts & Equipment - 2.71%
Bridgestone Corp	556,800	21,359	Iron & Steel - 0.51%
Lear Corp	139,817	15,229	JFE Holdings Inc	273,900	6,852
		$36,588

Banks - 10.53%			Media - 1.61%
BOC Hong Kong Holdings Ltd	3,200,000	11,280	Comcast Corp - Class A	366,173	21,743
JP Morgan Chase & Co	325,309	19,935
KeyCorp	1,184,634	16,502	Mining - 0.76%
Natixis SA	1,498,666	10,829	BHP Billiton PLC	412,758	10,301
Royal Bank of Canada	539,900	33,821
Sumitomo Mitsui Financial Group Inc	377,440	15,039
Wells Fargo & Co	637,418	34,924	Miscellaneous Manufacturing - 1.96%
		$142,330	Danaher Corp	153,943	13,436
			Siemens AG	116,681	13,043
Biotechnology - 3.67%					$26,479
Amgen Inc	145,625	22,968
Gilead Sciences Inc (a)	257,838	26,694	Oil & Gas - 1.72%
		$49,662	ConocoPhillips	237,109	15,460
			Royal Dutch Shell PLC - A Shares	238,718	7,777
Computers - 5.25%					$23,237
Apple Inc	195,239	25,080
DST Systems Inc	175,230	18,625	Pharmaceuticals - 16.32%
Hewlett-Packard Co	214,660	7,479	Cardinal Health Inc	289,399	25,464
Synopsys Inc (a)	236,964	10,998	McKesson Corp	146,864	33,588
Western Digital Corp	82,319	8,806	Mylan Inc/PA (a)	300,979	17,254
		$70,988	Novartis AG	347,774	35,568
			Pfizer Inc	775,910	26,629
Cosmetics & Personal Care - 1.01%			Roche Holding AG	123,699	33,707
Unilever NV - CVA	314,819	13,681	Shire PLC	461,556	37,234
			Teva Pharmaceutical Industries Ltd ADR	195,556	11,151
Electric - 4.00%					$220,595
Huaneng Power International Inc	8,898,000	11,217	Real Estate - 3.33%
Iberdrola SA	2,029,183	13,849	Brookfield Asset Management Inc	396,500	21,520
Korea Electric Power Corp	218,018	8,981	Cheung Kong Holdings Ltd	851,000	16,845
PPL Corp	589,073	20,087	Lend Lease Group	488,312	6,608
		$54,134			$44,973

Electronics - 1.10%			REITS - 0.66%
Omron Corp	336,100	14,865	Extra Space Storage Inc	135,613	8,921

Food - 4.29%			Retail - 4.53%
Aryzta AG (a)	304,158	24,329	Alimentation Couche-Tard Inc	456,900	17,631
Delhaize Group SA	18,370	1,649	Home Depot Inc/The	119,513	13,714
Kroger Co/The	235,811	16,778	Wal-Mart Stores Inc	356,546	29,925
Tyson Foods Inc	367,948	15,200			$61,270
		$57,956
			Software - 5.16%
Gas - 1.54%			Fiserv Inc (a)	180,150	14,065
Gas Natural SDG SA	860,030	20,751	Microsoft Corp	553,915	24,289
			Oracle Corp	716,482	31,396
Healthcare - Services - 1.21%					$69,750
HCA Holdings Inc (a)	228,119	16,320
			Telecommunications - 4.40%
			Belgacom SA	428,876	16,108
Home Builders - 0.59%			Cisco Systems Inc	341,797	10,087
Sekisui House Ltd	595,500	8,019	Nippon Telegraph & Telephone Corp	157,700	9,829
			Orange SA	1,283,207	23,404
					$59,428
Insurance - 7.30%			TOTAL COMMON STOCKS		$1,341,252
Direct Line Insurance Group PLC	3,733,005	18,823
Everest Re Group Ltd	116,595	20,688

See accompanying notes.

				Schedule of Investments
				Global Opportunities Fund
				February 28, 2015 (unaudited)

INVESTMENT COMPANIES - 1.26%	Shares Held	Value	(000	's)

Publicly Traded Investment Fund - 1.26%
Morgan Stanley Institutional Liquidity Funds -	16,992,062			$16,992
Government Portfolio

TOTAL INVESTMENT COMPANIES				$16,992
Total Investments				$1,358,244
Liabilities in Excess of Other Assets, Net - (0.50)%				$(6,693)
TOTAL NET ASSETS - 100.00%				$1,351,551

(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Country				Percent
United States				51.62%
Japan				10.16%
Switzerland				6.92%
Canada				6.65%
United Kingdom				4.56%
Ireland				2.75%
Spain				2.56%
France				2.53%
Germany				2.37%
Hong Kong				2.09%
Bermuda				1.53%
Belgium				1.31%
Sweden				1.30%
Australia				1.25%
Israel				0.83%
China				0.83%
Korea, Republic Of				0.66%
Netherlands				0.58%
Liabilities in Excess of Other Assets, Net				(0.50)%
TOTAL NET ASSETS				100.00%

See accompanying notes.

Schedule of Investments
International Equity Index Fund
February 28, 2015 (unaudited)

COMMON STOCKS - 98.60%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.44%			Automobile Parts & Equipment (continued)
Dentsu Inc	12,200	$532	Denso Corp	27,500	$1,294
Hakuhodo DY Holdings Inc	13,200	146	GKN PLC	92,992	523
JCDecaux SA	3,798	140	JTEKT Corp	11,600	182
Publicis Groupe SA	10,619	865	Koito Manufacturing Co Ltd	5,500	176
WPP PLC	74,425	1,759	NGK Insulators Ltd	15,000	292
		$3,442	NGK Spark Plug Co Ltd	10,100	287
			NHK Spring Co Ltd	9,000	94
Aerospace & Defense - 1.10%			NOK Corp	5,400	158
Airbus Group NV	33,284	2,053	Nokian Renkaat OYJ	6,427	190
BAE Systems PLC	178,375	1,462	Pirelli & C. SpA	13,476	206
Cobham PLC	64,505	339	Stanley Electric Co Ltd	8,100	192
Finmeccanica SpA (a)	22,928	278	Sumitomo Electric Industries Ltd	42,700	555
IHI Corp	79,000	368	Sumitomo Rubber Industries Ltd	9,700	168
Kawasaki Heavy Industries Ltd	80,000	380	Toyoda Gosei Co Ltd	3,700	82
Meggitt PLC	45,644	383	Toyota Industries Corp	9,200	520
Rolls-Royce Holdings PLC (a)	106,689	1,559	Valeo SA	4,269	641
Safran SA	15,330	1,078	Yokohama Rubber Co Ltd/The	12,000	122
Thales SA	5,273	303			$9,984
Zodiac Aerospace	10,535	378
		$8,581	Banks - 13.92%
			Aozora Bank Ltd	65,000	234
Agriculture - 1.45%			Australia & New Zealand Banking Group Ltd	155,901	4,301
British American Tobacco PLC	105,421	6,146	Banca Monte dei Paschi di Siena SpA (a)	246,391	170
Golden Agri-Resources Ltd	400,000	119	Banco Bilbao Vizcaya Argentaria SA	352,546	3,527
Imperial Tobacco Group PLC	54,128	2,664	Banco Comercial Portugues SA (a)	1,995,729	185
Japan Tobacco Inc	62,200	1,963	Banco de Sabadell SA	193,260	529
Swedish Match AB	11,359	358	Banco Espirito Santo SA (a),(b)	131,709	—
		$11,250	Banco Popolare SC (a)	20,519	316
Airlines - 0.22%			Banco Popular Espanol SA	101,625	466
ANA Holdings Inc	66,000	179	Banco Santander SA	796,234	5,822
Cathay Pacific Airways Ltd	67,000	150	Bank Hapoalim BM	59,858	270
			Bank Leumi Le-Israel BM (a)	75,134	260
Deutsche Lufthansa AG	13,061	191
easyJet PLC	8,993	240	Bank of East Asia Ltd	73,000	300
			Bank of Ireland (a)	1,558,485	592
International Consolidated Airlines Group SA	46,151	412
(a)			Bank of Kyoto Ltd/The	19,000	186
Japan Airlines Co Ltd	6,800	210	Bank of Queensland Ltd	20,755	226
Qantas Airways Ltd (a)	31,108	70	Bank of Yokohama Ltd/The	66,000	409
			Bankia SA (a)	261,002	378
Singapore Airlines Ltd	30,500	269
		$1,721	Bankinter SA	38,193	298
			Barclays PLC	930,372	3,684
Apparel - 0.77%			Bendigo & Adelaide Bank Ltd	25,409	254
Adidas AG	11,832	920	BNP Paribas SA	59,908	3,482
Asics Corp	9,000	237	BOC Hong Kong Holdings Ltd	209,500	738
Burberry Group PLC	25,148	725	CaixaBank SA	129,376	599
Christian Dior SE	3,083	596	Chiba Bank Ltd/The	42,000	317
Hermes International	1,493	481	Chugoku Bank Ltd/The	9,200	142
LVMH Moet Hennessy Louis Vuitton SE	15,791	2,887	Commerzbank AG (a)	54,730	738
Yue Yuen Industrial Holdings Ltd	42,000	163	Commonwealth Bank of Australia	91,694	6,578
		$6,009	Credit Agricole SA	58,283	818
			Credit Suisse Group AG (a)	86,349	2,106
Automobile Manufacturers - 3.85%			Danske Bank A/S	37,078	981
Bayerische Motoren Werke AG	18,725	2,367	DBS Group Holdings Ltd	98,100	1,407
Daihatsu Motor Co Ltd	10,900	156	Deutsche Bank AG	78,005	2,563
Daimler AG	54,454	5,274	DNB ASA	55,270	899
Fiat Chrysler Automobiles NV (a)	50,868	785
			Erste Group Bank AG	15,827	414
Fuji Heavy Industries Ltd	33,200	1,132	Fukuoka Financial Group Inc	44,000	236
Hino Motors Ltd	14,600	223	Gunma Bank Ltd/The	21,000	150
Honda Motor Co Ltd	92,200	3,050	Hachijuni Bank Ltd/The	23,000	172
Isuzu Motors Ltd	33,600	489	Hang Seng Bank Ltd	43,200	788
Mazda Motor Corp	30,500	654	Hiroshima Bank Ltd/The	28,000	154
Mitsubishi Motors Corp	36,200	320	Hokuhoku Financial Group Inc	69,000	163
Nissan Motor Co Ltd	140,600	1,481	HSBC Holdings PLC	1,085,348	9,675
Peugeot SA (a)	22,183	371
			ING Groep NV (a)	218,220	3,237
Renault SA	10,871	1,042	Intesa Sanpaolo SpA	716,942	2,392
Suzuki Motor Corp	20,600	652	Intesa Sanpaolo SpA - RSP	52,829	160
Toyota Motor Corp	154,600	10,450	Iyo Bank Ltd/The	13,700	171
Volkswagen AG	1,672	414	Joyo Bank Ltd/The	37,000	199
Volvo AB - B Shares	86,786	1,046	KBC Groep NV	14,162	857
		$29,906	Lloyds Banking Group PLC (a)	3,229,241	3,934
Automobile Parts & Equipment - 1.28%			Mediobanca SpA	34,165	315
Aisin Seiki Co Ltd	10,800	398	Mitsubishi UFJ Financial Group Inc	721,200	4,697
Bridgestone Corp	36,800	1,412	Mizrahi Tefahot Bank Ltd (a)	7,840	81
Cie Generale des Etablissements Michelin	10,494	1,007	Mizuho Financial Group Inc	1,311,400	2,417
Continental AG	6,221	1,485	National Australia Bank Ltd	133,827	3,960

See accompanying notes.

Schedule of Investments
International Equity Index Fund
February 28, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Banks (continued)			Chemicals (continued)
Natixis SA	52,969	$383	Daicel Corp	15,500	$201
Nordea Bank AB	171,784	2,316	EMS-Chemie Holding AG	464	204
Oversea-Chinese Banking Corp Ltd	169,400	1,301	Givaudan SA (a)	522	1,002
Raiffeisen Bank International AG	6,639	100	Hitachi Chemical Co Ltd	5,900	130
Resona Holdings Inc	124,900	702	Incitec Pivot Ltd	93,762	298
Royal Bank of Scotland Group PLC (a)	143,561	811	Israel Chemicals Ltd	25,191	175
Seven Bank Ltd	33,700	163	Johnson Matthey PLC	11,589	608
Shinsei Bank Ltd	93,000	179	JSR Corp	10,100	185
Shizuoka Bank Ltd/The	30,000	308	K+S AG	9,759	315
Skandinaviska Enskilda Banken AB	85,908	1,084	Kaneka Corp	16,000	106
Societe Generale SA	40,984	1,888	Kansai Paint Co Ltd	13,000	234
Standard Chartered PLC	139,826	2,136	Koninklijke DSM NV	9,747	543
Sumitomo Mitsui Financial Group Inc	72,000	2,869	Kuraray Co Ltd	19,500	269
Sumitomo Mitsui Trust Holdings Inc	187,440	779	LANXESS AG	5,185	267
Suruga Bank Ltd	10,200	215	Linde AG	10,504	2,135
Svenska Handelsbanken AB	28,229	1,421	Lonza Group AG (a)	2,998	370
Swedbank AB	51,217	1,333	Mitsubishi Chemical Holdings Corp	76,800	428
UBS Group AG (a)	206,536	3,629	Mitsubishi Gas Chemical Co Inc	22,000	114
UniCredit SpA	248,701	1,654	Mitsui Chemicals Inc	46,000	142
Unione di Banche Italiane SCpA	48,533	380	Nippon Paint Holdings Co Ltd	8,300	288
United Overseas Bank Ltd	73,000	1,235	Nitto Denko Corp	8,800	559
Westpac Banking Corp	175,833	5,230	Novozymes A/S	13,537	657
Yamaguchi Financial Group Inc	12,000	141	OCI NV (a)	4,775	203
		$108,204	Shin-Etsu Chemical Co Ltd	23,200	1,593
			Solvay SA	3,359	498
Beverages - 2.42%			Sumitomo Chemical Co Ltd	84,000	393
Anheuser-Busch InBev NV	45,477	5,769	Symrise AG	6,987	445
Asahi Group Holdings Ltd	21,900	678	Syngenta AG	5,257	1,858
Carlsberg A/S	6,060	518	Taiyo Nippon Sanso Corp	9,000	139
Coca-Cola Amatil Ltd	32,445	264	Teijin Ltd	53,000	179
Coca-Cola HBC AG (a)	11,352	203
			Yara International ASA	10,172	560
Diageo PLC	142,162	4,243			$25,663
Heineken Holding NV	5,711	397
Heineken NV	13,030	1,016	Commercial Services - 1.49%
Kirin Holdings Co Ltd	46,400	607	Abertis Infraestructuras SA	22,902	446
Pernod Ricard SA	12,009	1,421	Adecco SA (a)	9,622	757
Remy Cointreau SA	1,373	101	Aggreko PLC	14,507	382
SABMiller PLC	54,746	3,099	Ashtead Group PLC	28,516	522
Suntory Beverage & Food Ltd	7,900	296	Atlantia SpA	23,351	615
Treasury Wine Estates Ltd	36,887	156	Babcock International Group PLC	14,226	221
		$18,768	Benesse Holdings Inc	3,800	121
			Brambles Ltd	88,577	767
Biotechnology - 0.25%			Bunzl PLC	18,941	553
CSL Ltd	26,850	1,933	Bureau Veritas SA	12,522	295
			Capita PLC	37,452	686
Building Materials - 1.18%			Dai Nippon Printing Co Ltd	32,000	310
Asahi Glass Co Ltd	57,000	360	Edenred	11,667	318
Boral Ltd	44,345	212	Experian PLC	55,996	1,033
Cie de Saint-Gobain	25,422	1,142	G4S PLC	87,904	404
CRH PLC	46,074	1,304	Hutchison Port Holdings Trust	321,000	223
Daikin Industries Ltd	13,300	868	Intertek Group PLC	9,142	356
Fletcher Building Ltd	38,970	255	ISS A/S (a)	6,825	213
Geberit AG	2,138	762	Park24 Co Ltd	5,300	100
HeidelbergCement AG	7,971	634	Randstad Holding NV	7,143	420
Holcim Ltd (a)	12,949	999	Recruit Holdings Co Ltd	8,000	251
Imerys SA	1,944	146	Secom Co Ltd	11,900	742
James Hardie Industries PLC	25,401	300	Securitas AB	17,740	252
Lafarge SA	10,564	783	SGS SA	310	627
LIXIL Group Corp	15,000	357	Toppan Printing Co Ltd	32,000	230
Rinnai Corp	2,100	148	Transurban Group	102,425	732
Sika AG	122	431			$11,576
Taiheiyo Cement Corp	67,000	224
TOTO Ltd	16,000	223	Computers - 0.44%
			AtoS	4,576	325
		$9,148	Cap Gemini SA	8,072	651
Chemicals - 3.30%			Computershare Ltd	26,785	263
Air Liquide SA	19,493	2,572	Fujitsu Ltd	105,000	633
Air Water Inc	8,000	140	Gemalto NV	4,488	364
Akzo Nobel NV	13,881	1,029	Itochu Techno-Solutions Corp	1,400	55
Arkema SA	3,702	277	Nomura Research Institute Ltd	6,400	224
Asahi Kasei Corp	71,000	734	NTT Data Corp	7,100	293
BASF SE	51,945	4,977	Otsuka Corp	2,700	107
Brenntag AG	8,753	512	TDK Corp	7,000	494
Croda International PLC	7,693	324			$3,409

See accompanying notes.

Schedule of Investments
International Equity Index Fund
February 28, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Consumer Products - 0.55%			Electric (continued)
Henkel AG & Co KGaA	6,612	$695	Mighty River Power Ltd	39,658	$103
Reckitt Benckiser Group PLC	36,573	3,301	Origin Energy Ltd	62,526	596
Societe BIC SA	1,618	242	Power Assets Holdings Ltd	78,500	807
		$4,238	Red Electrica Corp SA	6,131	521
			RWE AG	27,677	774
Cosmetics & Personal Care - 1.31%			Shikoku Electric Power Co Inc	10,100	130
Beiersdorf AG	5,711	496	SSE PLC	55,846	1,354
Kao Corp	29,200	1,305	Terna Rete Elettrica Nazionale SpA	85,406	385
L'Oreal SA	14,216	2,576	Tohoku Electric Power Co Inc	25,600	300
Shiseido Co Ltd	20,400	357	Tokyo Electric Power Co Inc (a)	81,900	321
Svenska Cellulosa AB SCA	33,292	827			$18,008
Unicharm Corp	21,100	584
Unilever NV - CVA	92,128	4,004	Electrical Components & Equipment - 0.65%
		$10,149	Brother Industries Ltd	13,300	224
			Casio Computer Co Ltd	11,400	200
Distribution & Wholesale - 0.95%			Legrand SA	14,975	826
Hitachi High-Technologies Corp	3,500	108	Mabuchi Motor Co Ltd	2,800	142
ITOCHU Corp	89,300	1,000	Nidec Corp	12,300	831
Jardine Cycle & Carriage Ltd	6,000	188	Osram Licht AG	5,041	231
Li & Fung Ltd	330,000	337	Prysmian SpA	11,631	233
Marubeni Corp	93,500	575	Schneider Electric SE	29,703	2,387
Mitsubishi Corp	78,100	1,561			$5,074
Mitsui & Co Ltd	96,500	1,342
Rexel SA	15,688	306	Electronics - 1.09%
Sumitomo Corp	63,700	701	Hamamatsu Photonics KK	4,000	223
Toyota Tsusho Corp	12,000	333	Hirose Electric Co Ltd	1,700	223
Wolseley PLC	14,748	902	Hoya Corp	24,100	973
		$7,353	Ibiden Co Ltd	6,800	114
			Japan Display Inc	20,400	83
Diversified Financial Services - 1.40%			Keyence Corp	2,540	1,299
Aberdeen Asset Management PLC	52,122	376	Koninklijke Philips NV	52,869	1,581
Acom Co Ltd (a)	22,600	73
			Kyocera Corp	18,200	921
AEON Financial Service Co Ltd	6,500	149	Minebea Co Ltd	18,000	272
ASX Ltd	10,968	378	Murata Manufacturing Co Ltd	11,500	1,420
Credit Saison Co Ltd	8,400	160	NEC Corp	147,000	447
Daiwa Securities Group Inc	94,000	760	Nippon Electric Glass Co Ltd	23,000	115
Deutsche Boerse AG	10,915	890	Omron Corp	11,600	513
Hargreaves Lansdown PLC	13,436	234	Yaskawa Electric Corp	12,800	179
Hong Kong Exchanges and Clearing Ltd	62,800	1,450	Yokogawa Electric Corp	12,200	130
ICAP PLC	31,220	257			$8,493
Investec PLC	31,287	278
Japan Exchange Group Inc	14,800	418	Energy - Alternate Sources - 0.07%
Julius Baer Group Ltd (a)	12,658	585	Vestas Wind Systems A/S (a)	12,695	535
London Stock Exchange Group PLC	12,777	488
Macquarie Group Ltd	16,357	930	Engineering & Construction - 1.23%
Mitsubishi UFJ Lease & Finance Co Ltd	27,900	135	ABB Ltd (a)	124,365	2,665
Nomura Holdings Inc	205,400	1,266	ACS Actividades de Construccion y Servicios	9,930	368
ORIX Corp	74,900	1,065	SA
Partners Group Holding AG	983	302	Aena SA (a),(c)	3,393	315
Platinum Asset Management Ltd	13,164	87	Aeroports de Paris	1,682	205
Schroders PLC	7,043	333	Auckland International Airport Ltd	53,957	177
Singapore Exchange Ltd	45,500	273	Boskalis Westminster NV	4,875	226
		$10,887	Bouygues SA	9,512	377
Electric - 2.32%			Cheung Kong Infrastructure Holdings Ltd	34,000	290
AGL Energy Ltd	38,050	449	Chiyoda Corp	9,000	73
AusNet Services	97,027	111	Ferrovial SA	23,250	492
Chubu Electric Power Co Inc	36,400	449	Fraport AG Frankfurt Airport Services	2,093	126
Chugoku Electric Power Co Inc/The	16,800	222	Worldwide
CLP Holdings Ltd	107,000	962	JGC Corp	12,000	247
Contact Energy Ltd	20,772	97	Kajima Corp	48,000	228
E.ON SE	113,167	1,830	Leighton Holdings Ltd	5,753	99
EDP - Energias de Portugal SA	131,200	517	Obayashi Corp	37,000	253
Electric Power Development Co Ltd	6,600	220	Sembcorp Industries Ltd	55,600	172
Electricite de France SA	13,699	378	Shimizu Corp	33,000	235
Endesa SA	17,963	363	Singapore Technologies Engineering Ltd	88,000	226
Enel Green Power SpA	99,145	212	Skanska AB	21,528	537
Enel SpA	372,266	1,716	Sydney Airport	61,523	248
Fortum OYJ	25,165	572	Taisei Corp	58,000	350
GDF Suez	81,875	1,817	Vinci SA	26,694	1,580
Hokuriku Electric Power Co	9,500	127	WorleyParsons Ltd	11,742	92
Iberdrola SA	291,707	1,991			$9,581
Kansai Electric Power Co Inc/The	39,900	358
Kyushu Electric Power Co Inc	24,200	209	Entertainment - 0.30%
Meridian Energy Ltd	71,124	117	Genting Singapore PLC	344,400	249

See accompanying notes.

Schedule of Investments
International Equity Index Fund
February 28, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Entertainment (continued)			Gas (continued)
Merlin Entertainments PLC (c)	28,716	$186	Osaka Gas Co Ltd	106,000	$437
Oriental Land Co Ltd/Japan	2,800	756	Snam SpA	118,787	601
Sankyo Co Ltd	2,800	106	Toho Gas Co Ltd	23,000	130
Sega Sammy Holdings Inc	10,500	159	Tokyo Gas Co Ltd	131,000	798
Tabcorp Holdings Ltd	46,910	186			$7,574
Tatts Group Ltd	81,765	254
Toho Co Ltd/Tokyo	6,400	155	Hand & Machine Tools - 0.39%
William Hill PLC	49,576	289	Fuji Electric Co Ltd	32,000	154
		$2,340	Makita Corp	6,700	319
			Sandvik AB	60,301	676
Environmental Control - 0.05%			Schindler Holding AG - PC	2,528	417
Kurita Water Industries Ltd	5,700	141	Schindler Holding AG - REG	1,159	188
Umicore SA	5,384	235	SMC Corp/Japan	3,000	835
		$376	Techtronic Industries Co Ltd	77,500	268
			THK Co Ltd	6,400	154
Food - 4.91%					$3,011
Ajinomoto Co Inc	32,000	616
Aryzta AG (a)	4,941	395	Healthcare - Products - 0.76%
Associated British Foods PLC	20,148	969	Cochlear Ltd	3,233	228
Barry Callebaut AG (a)	124	129	Coloplast A/S	6,294	502
Calbee Inc	4,200	159	Elekta AB	20,881	218
Carrefour SA	35,329	1,167	Essilor International SA	11,557	1,349
Casino Guichard Perrachon SA	3,204	301	Getinge AB	11,339	313
Chocoladefabriken Lindt & Sprungli AG	54	297	Olympus Corp (a)	13,600	493
Chocoladefabriken Lindt & Sprungli AG	6	391	QIAGEN NV (a)	13,176	331
Colruyt SA	3,981	186	Shimadzu Corp	13,000	141
Danone SA	32,769	2,281	Smith & Nephew PLC	50,521	925
Delhaize Group SA	5,820	523	Sonova Holding AG	3,045	422
Distribuidora Internacional de Alimentacion	35,042	266	Sysmex Corp	8,200	441
SA			Terumo Corp	17,200	475
First Pacific Co Ltd/Hong Kong	134,000	136	William Demant Holding A/S (a)	1,284	105
ICA Gruppen AB	4,385	157			$5,943
J Sainsbury PLC	70,452	295
Jeronimo Martins SGPS SA	14,261	168	Healthcare - Services - 0.44%
Kerry Group PLC	8,948	650	Fresenius Medical Care AG & Co KGaA	12,296	1,006
Kikkoman Corp	8,000	232	Fresenius SE & Co KGaA	21,443	1,229
			Healthscope Ltd (a)	63,785	146
Koninklijke Ahold NV	50,581	948
MEIJI Holdings Co Ltd	3,500	418	Miraca Holdings Inc	3,200	154
METRO AG	9,181	307	Ramsay Health Care Ltd	7,442	389
Nestle SA	182,379	14,254	Ryman Healthcare Ltd	21,245	131
NH Foods Ltd	10,000	228	Sonic Healthcare Ltd	21,572	327
Nisshin Seifun Group Inc	12,095	144			$3,382
Nissin Foods Holdings Co Ltd	3,300	164	Holding Companies - Diversified - 0.61%
Orkla ASA	46,181	362	Bollore SA	30,981	170
Seven & i Holdings Co Ltd	42,600	1,629	GEA Group AG	10,360	512
Tate & Lyle PLC	26,479	242	Hutchison Whampoa Ltd	121,000	1,656
Tesco PLC	459,397	1,739	Industrivarden AB	9,281	178
Toyo Suisan Kaisha Ltd	5,000	179	Keppel Corp Ltd	82,200	527
Unilever PLC	72,586	3,202	Noble Group Ltd	249,000	177
Wesfarmers Ltd	63,539	2,174	NWS Holdings Ltd	84,500	153
WH Group Ltd (a),(c)	207,500	115	Swire Pacific Ltd	36,000	492
Wilmar International Ltd	109,000	259	Wendel SA	1,757	214
WM Morrison Supermarkets PLC	119,063	359	Wharf Holdings Ltd/The	86,000	627
Woolworths Ltd	71,431	1,710			$4,706
Yakult Honsha Co Ltd	5,000	318
Yamazaki Baking Co Ltd	6,000	100	Home Builders - 0.26%
		$38,169	Daiwa House Industry Co Ltd	33,600	662
			Iida Group Holdings Co Ltd	9,120	127
Food Service - 0.28%			Persimmon PLC (a)	17,328	470
Compass Group PLC	94,325	1,673	Sekisui Chemical Co Ltd	24,000	308
Sodexo SA	5,341	537	Sekisui House Ltd	31,400	423
		$2,210			$1,990

Forest Products & Paper - 0.14%			Home Furnishings - 0.52%
Oji Holdings Corp	45,000	190	Electrolux AB	13,630	445
Stora Enso OYJ	31,183	299	Matsushita Electric Industrial Co Ltd	124,900	1,562
UPM-Kymmene OYJ	30,148	566	Sharp Corp/Japan	87,000	185
		$1,055	Sony Corp	65,000	1,837
Gas - 0.97%					$4,029
Centrica PLC	281,093	1,058	Insurance - 5.37%
Enagas SA	11,496	352	Admiral Group PLC	11,033	251
Gas Natural SDG SA	19,843	479	Aegon NV	102,463	793
Hong Kong & China Gas Co Ltd	357,182	807	Ageas	12,433	447
National Grid PLC	212,888	2,912	AIA Group Ltd	681,200	4,006

See accompanying notes.

Schedule of Investments
International Equity Index Fund
February 28, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Insurance (continued)			Iron & Steel (continued)
Allianz SE	25,846	$4,328	voestalpine AG	6,350	$248
AMP Ltd	167,275	874	Yamato Kogyo Co Ltd	2,200	59
Assicurazioni Generali SpA	66,037	1,360			$4,154
Aviva PLC	166,712	1,380
AXA SA	102,758	2,603	Leisure Products & Services - 0.29%
Baloise Holding AG	2,691	350	Carnival PLC	10,411	469
CNP Assurances	9,725	161	Flight Centre Travel Group Ltd	3,134	101
Dai-ichi Life Insurance Co Ltd/The	61,000	924	Shimano Inc	4,500	679
Delta Lloyd NV	11,293	205	TUI AG	11,659	211
Direct Line Insurance Group PLC	84,981	429	TUI AG	13,880	251
Friends Life Group Ltd	79,689	505	Yamaha Corp	9,500	161
Gjensidige Forsikring ASA	11,331	197	Yamaha Motor Co Ltd	14,800	368
Hannover Rueck SE	3,416	330			$2,240
Insurance Australia Group Ltd	132,431	631	Lodging - 0.54%
Legal & General Group PLC	336,010	1,446	Accor SA	9,780	511
Mapfre SA	52,341	183	City Developments Ltd	23,000	173
Medibank Pvt Ltd (a)	156,026	312	Crown Resorts Ltd	20,633	246
MS&AD Insurance Group Holdings Inc	28,700	794	Galaxy Entertainment Group Ltd	132,000	669
Muenchener Rueckversicherungs-Gesellschaft	9,781	2,030	InterContinental Hotels Group PLC	13,377	546
AG in Muenchen			MGM China Holdings Ltd	54,000	125
NN Group NV (a)	8,908	255	Sands China Ltd	136,800	624
Old Mutual PLC	277,492	962	Shangri-La Asia Ltd	60,166	81
Prudential PLC	145,158	3,643	SJM Holdings Ltd	112,000	162
QBE Insurance Group Ltd	77,195	782	Whitbread PLC	10,263	830
RSA Insurance Group PLC	57,455	380	Wynn Macau Ltd	88,000	231
Sampo Oyj	25,282	1,276			$4,198
SCOR SE	8,701	286
Sompo Japan Nipponkoa Holdings Inc	18,750	585	Machinery - Construction & Mining - 0.80%
Sony Financial Holdings Inc	9,800	149	Atlas Copco AB - A Shares	37,978	1,224
Standard Life PLC	135,251	887	Atlas Copco AB - B Shares	22,069	656
Suncorp Group Ltd	72,764	794	Hitachi Construction Machinery Co Ltd	6,100	113
Swiss Life Holding AG (a)	1,818	432	Hitachi Ltd	273,000	1,869
Swiss Re AG (a)	19,917	1,831	Komatsu Ltd	52,800	1,100
T&D Holdings Inc	32,800	426	Mitsubishi Electric Corp	109,000	1,278
Tokio Marine Holdings Inc	39,200	1,428			$6,240
Tryg A/S	1,184	147	Machinery - Diversified - 1.04%
UnipolSai SpA	51,570	152	Alstom SA (a)	12,260	405
Vienna Insurance Group AG Wiener	2,176	96	Amada Co Ltd	19,700	186
Versicherung Gruppe			ANDRITZ AG	4,124	238
Zurich Insurance Group AG (a)	8,456	2,704
			CNH Industrial NV	53,670	445
		$41,754	FANUC Corp	10,800	2,075
Internet - 0.36%			Hexagon AB	14,459	522
Iliad SA	1,481	384	Husqvarna AB	23,112	181
Kakaku.com Inc	8,200	136	Kone OYJ	17,723	816
M3 Inc	11,000	244	Kubota Corp	64,000	1,043
Mixi Inc	2,100	77	MAN SE	1,997	214
Rakuten Inc	45,100	752	Metso OYJ	6,388	205
SBI Holdings Inc/Japan	11,390	142	Mitsubishi Heavy Industries Ltd	172,000	953
Seek Ltd	18,324	247	Nabtesco Corp	6,500	175
Trend Micro Inc/Japan	6,000	205	Sumitomo Heavy Industries Ltd	31,000	193
United Internet AG	6,968	313	Weir Group PLC/The	12,089	317
Yahoo Japan Corp	80,700	324	Zardoya Otis SA	9,857	119
		$2,824			$8,087

Investment Companies - 0.33%			Media - 1.15%
Delek Group Ltd	266	63	Axel Springer SE	2,242	145
Eurazeo SA	2,155	159	ITV PLC	216,624	753
EXOR SpA	5,580	248	Kabel Deutschland Holding AG (a)	1,254	174
Groupe Bruxelles Lambert SA	4,571	399	Lagardere SCA	6,686	192
Investment AB Kinnevik	13,336	448	Numericable-SFR SAS (a)	5,517	342
Investor AB	25,760	1,023	Pearson PLC	46,367	1,014
Israel Corp Ltd/The	153	52	ProSiebenSat.1 Media AG	12,374	607
Pargesa Holding SA	1,750	132	Reed Elsevier NV	39,577	981
		$2,524	Reed Elsevier PLC	64,240	1,106
			RTL Group SA	2,192	217
Iron & Steel - 0.53%			Singapore Press Holdings Ltd	90,500	271
ArcelorMittal	56,512	617	Sky PLC	58,393	897
Fortescue Metals Group Ltd	88,205	171	Vivendi SA	68,639	1,671
Hitachi Metals Ltd	12,000	193	Wolters Kluwer NV	17,104	554
JFE Holdings Inc	27,800	696			$8,924
Kobe Steel Ltd	175,000	346
Nippon Steel & Sumitomo Metal Corp	429,775	1,143	Metal Fabrication & Hardware - 0.34%
ThyssenKrupp AG	25,605	681	Assa Abloy AB	18,895	1,134
			Maruichi Steel Tube Ltd	2,700	64

See accompanying notes.

Schedule of Investments
International Equity Index Fund
February 28, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Metal Fabrication & Hardware (continued)			Oil & Gas Services (continued)
NSK Ltd	27,000	$376	Petrofac Ltd	14,698	$199
SKF AB	22,444	565	Saipem SpA (a)	15,001	154
Tenaris SA	26,753	382	Subsea 7 SA	15,944	158
Vallourec SA	6,197	146	Technip SA	5,796	377
		$2,667			$1,182

Mining - 2.60%			Packaging & Containers - 0.15%
Alumina Ltd (a)	143,086	205	Amcor Ltd/Australia	68,244	728
Anglo American PLC	78,989	1,473	Rexam PLC	39,888	342
Antofagasta PLC	22,341	264	Toyo Seikan Group Holdings Ltd	9,200	126
BHP Billiton Ltd	181,638	4,770			$1,196
BHP Billiton PLC	119,449	2,981
Boliden AB	15,496	313	Pharmaceuticals - 9.20%
			Actelion Ltd (a)	5,809	696
Fresnillo PLC	12,524	158
Glencore PLC	595,753	2,752	Alfresa Holdings Corp	10,000	139
Iluka Resources Ltd	23,721	145	Astellas Pharma Inc	121,400	1,931
Mitsubishi Materials Corp	63,000	217	AstraZeneca PLC	71,418	4,922
Newcrest Mining Ltd (a)	43,426	487	Bayer AG	46,768	6,917
Norsk Hydro ASA	76,191	435	Celesio AG	2,878	89
Orica Ltd	21,117	327	Chugai Pharmaceutical Co Ltd	12,700	387
Randgold Resources Ltd	4,987	396	Daiichi Sankyo Co Ltd	36,100	566
Rio Tinto Ltd	24,644	1,238	Eisai Co Ltd	14,300	747
Rio Tinto PLC	71,968	3,542	GlaxoSmithKline PLC	274,899	6,518
Sumitomo Metal Mining Co Ltd	30,000	474	Grifols SA	8,450	342
		$20,177	Hisamitsu Pharmaceutical Co Inc	3,200	120
			Kyowa Hakko Kirin Co Ltd	13,000	157
Miscellaneous Manufacturing - 1.21%			Medipal Holdings Corp	7,600	97
Alfa Laval AB	17,823	358	Merck KGaA	7,309	754
ALS Ltd	22,537	100	Mitsubishi Tanabe Pharma Corp	12,700	214
FUJIFILM Holdings Corp	26,200	902	Novartis AG	130,092	13,305
IMI PLC	15,378	327	Novo Nordisk A/S	113,503	5,432
Konica Minolta Inc	26,000	266	Ono Pharmaceutical Co Ltd	4,700	468
Melrose Industries PLC	56,382	260	Orion Oyj	5,692	185
Nikon Corp	19,300	250	Otsuka Holdings Co Ltd	22,100	663
Siemens AG	44,843	5,013	Roche Holding AG	39,734	10,827
Smiths Group PLC	22,348	398	Sanofi	67,543	6,606
Sulzer AG	1,359	165	Santen Pharmaceutical Co Ltd	4,200	282
Toshiba Corp	228,000	944	Shionogi & Co Ltd	16,900	498
Wartsila OYJ Abp	8,381	380	Shire PLC	33,343	2,690
		$9,363	Sumitomo Dainippon Pharma Co Ltd	9,000	98
			Suzuken Co Ltd/Aichi Japan	4,000	126
Office & Business Equipment - 0.35%			Taisho Pharmaceutical Holdings Co Ltd	1,800	123
Canon Inc	64,100	2,085	Takeda Pharmaceutical Co Ltd	44,700	2,289
Ricoh Co Ltd	40,100	398	Teva Pharmaceutical Industries Ltd	48,546	2,756
Seiko Epson Corp	7,300	269	UCB SA	7,150	546
		$2,752			$71,490

Oil & Gas - 4.92%			Pipelines - 0.09%
BG Group PLC	193,057	2,842	APA Group	63,132	454
BP PLC	1,031,569	7,104	Koninklijke Vopak NV	3,983	209
Caltex Australia Ltd	7,648	220			$663
Eni SpA	143,872	2,682
Galp Energia SGPS SA	21,845	256	Private Equity - 0.05%
Idemitsu Kosan Co Ltd	5,000	88	3i Group PLC	55,077	418
Inpex Corp	49,600	586
JX Holdings Inc	127,230	516
Lundin Petroleum AB (a)	12,336	182	Publicly Traded Investment Fund - 2.84%
Neste Oil OYJ	7,263	189	iShares MSCI EAFE ETF	339,450	22,088
OMV AG	8,344	240
Repsol SA	58,958	1,137	Real Estate - 1.76%
Royal Dutch Shell PLC - A Shares	221,131	7,204	Aeon Mall Co Ltd	6,450	125
Royal Dutch Shell PLC - B Shares	138,018	4,678	CapitaLand Ltd	145,000	382
Santos Ltd	55,636	344	Cheung Kong Holdings Ltd	79,000	1,564
Seadrill Ltd	22,348	259	Daito Trust Construction Co Ltd	4,100	444
Showa Shell Sekiyu KK	10,700	102	Deutsche Annington Immobilien SE	19,505	752
Statoil ASA	63,117	1,186	Deutsche Wohnen AG	16,419	452
TonenGeneral Sekiyu KK	16,000	151	Global Logistic Properties Ltd	178,000	338
Total SA	121,057	6,504	Hang Lung Properties Ltd	127,000	360
Transocean Ltd	20,519	327	Henderson Land Development Co Ltd	59,370	406
Tullow Oil PLC	51,580	307	Hulic Co Ltd	13,500	148
Woodside Petroleum Ltd	41,937	1,151	Hysan Development Co Ltd	36,000	173
		$38,255	IMMOFINANZ AG (a)	54,366	165
			Keppel Land Ltd	39,300	131
Oil & Gas Services - 0.15%			Kerry Properties Ltd	37,000	123
Amec Foster Wheeler PLC	21,685	294	Lend Lease Group	31,081	421

See accompanying notes.

Schedule of Investments
International Equity Index Fund
February 28, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Real Estate (continued)			Retail (continued)
Mitsubishi Estate Co Ltd	71,000	$1,659	Nitori Holdings Co Ltd	3,900	$258
Mitsui Fudosan Co Ltd	53,000	1,456	Pandora A/S	6,532	596
New World Development Co Ltd	294,000	347	Shimamura Co Ltd	1,300	126
Nomura Real Estate Holdings Inc	7,000	124	Sports Direct International PLC (a)	15,257	162
NTT Urban Development Corp	6,500	67	Swatch Group AG/The - BR	1,744	796
REA Group Ltd	2,985	114	Swatch Group AG/The - REG	2,811	247
Seibu Holdings Inc	6,800	174	Takashimaya Co Ltd	16,000	150
Sino Land Co Ltd	171,073	280	Travis Perkins PLC	13,992	435
Sumitomo Realty & Development Co Ltd	20,000	689	USS Co Ltd	12,400	219
Sun Hung Kai Properties Ltd	96,000	1,504	Yamada Denki Co Ltd	49,300	214
Swire Properties Ltd	66,200	220			$18,038
Swiss Prime Site AG (a)	3,256	297
Tokyo Tatemono Co Ltd	23,000	171	Semiconductors - 0.77%
Tokyu Fudosan Holdings Corp	27,200	186	Advantest Corp	9,000	119
UOL Group Ltd	26,700	154	ARM Holdings PLC	79,373	1,412
Wheelock & Co Ltd	52,000	279	ASM Pacific Technology Ltd	13,600	138
		$13,705	ASML Holding NV	19,797	2,134
			Infineon Technologies AG	63,779	738
REITS - 1.62%			Rohm Co Ltd	5,500	355
Ascendas Real Estate Investment Trust	116,000	210	STMicroelectronics NV	36,111	322
British Land Co PLC/The	54,724	699	Tokyo Electron Ltd	9,700	731
CapitaCommercial Trust	116,000	150			$5,949
CapitaMall Trust	137,000	212
Dexus Property Group	51,301	316	Shipbuilding - 0.03%
Federation Centres	80,882	188	Sembcorp Marine Ltd	47,000	103
Fonciere Des Regions	1,598	165	Yangzijiang Shipbuilding Holdings Ltd	109,000	98
Gecina SA	1,607	211			$201
Goodman Group	98,885	482	Software - 0.79%
GPT Group/The	95,488	350	Amadeus IT Holding SA	25,313	1,042
Hammerson PLC	44,432	463	COLOPL Inc	2,800	69
ICADE	2,094	188	Dassault Systemes	7,244	506
Intu Properties PLC	52,008	283	GungHo Online Entertainment Inc	22,800	78
Japan Prime Realty Investment Corp	44	159	Konami Corp	5,700	115
Japan Real Estate Investment Corp	71	355	Nexon Co Ltd	7,300	76
Japan Retail Fund Investment Corp	137	295	Oracle Corp Japan	2,200	96
Klepierre	9,791	478	Sage Group PLC/The	60,879	455
Land Securities Group PLC	44,708	865	SAP SE	52,109	3,664
Link REIT/The	129,500	827			$6,101
Mirvac Group	209,461	340
Nippon Building Fund Inc	80	402	Storage & Warehousing - 0.01%
Nippon Prologis REIT Inc	83	192	Mitsubishi Logistics Corp	7,000	108
Novion Property Group	120,971	233
Scentre Group	301,116	907	Telecommunications - 5.39%
Segro PLC	42,057	279	Alcatel-Lucent (a)	159,153	624
Stockland	133,066	487	Altice SA (a)	4,912	489
Suntec Real Estate Investment Trust	134,000	192	Belgacom SA	8,618	324
Unibail-Rodamco SE	5,545	1,595	Bezeq The Israeli Telecommunication Corp	108,571	174
United Urban Investment Corp	142	231	Ltd
Westfield Corp	111,650	855	BT Group PLC	460,554	3,229
		$12,609	Deutsche Telekom AG	179,557	3,353
Retail - 2.32%			Elisa OYJ	8,058	219
ABC-Mart Inc	1,500	84	Eutelsat Communications SA	8,729	298
Aeon Co Ltd	37,000	396	Hikari Tsushin Inc	900	58
Cie Financiere Richemont SA	29,522	2,601	HKT Trust & HKT Ltd	149,980	199
Citizen Holdings Co Ltd	15,000	114	Inmarsat PLC	24,129	326
Dixons Carphone PLC	55,418	376	KDDI Corp	33,000	2,290
Don Quijote Holdings Co Ltd	3,300	257	Koninklijke KPN NV	181,129	617
FamilyMart Co Ltd	3,300	149	Millicom International Cellular SA	3,747	261
Fast Retailing Co Ltd	3,000	1,164	NICE-Systems Ltd	3,227	188
Harvey Norman Holdings Ltd	31,460	109	Nippon Telegraph & Telephone Corp	21,200	1,321
Hennes & Mauritz AB	53,696	2,341	Nokia OYJ	211,801	1,702
HUGO BOSS AG	3,185	410	NTT DOCOMO Inc	86,400	1,536
Inditex SA	61,692	1,935	Orange SA	104,866	1,913
Isetan Mitsukoshi Holdings Ltd	19,000	291	PCCW Ltd	232,000	148
J Front Retailing Co Ltd	13,600	195	SES SA	17,184	591
Kering	4,283	871	Singapore Telecommunications Ltd	450,800	1,395
Kingfisher PLC	133,141	751	SoftBank Corp	54,300	3,354
Lawson Inc	3,700	242	Spark New Zealand Ltd	103,594	256
Luxottica Group SpA	9,530	588	StarHub Ltd	34,000	107
Marks & Spencer Group PLC	92,477	719	Swisscom AG	1,318	756
Marui Group Co Ltd	13,500	159	TDC A/S	46,003	363
McDonald's Holdings Co Japan Ltd	3,800	84	Tele2 AB	18,081	212
			Telecom Italia SpA (a)	571,389	683
Next PLC	8,646	999

See accompanying notes.

Schedule of Investments
International Equity Index Fund
February 28, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	PREFERRED STOCKS (continued)	Shares Held Value (000's)

Telecommunications (continued)					Automobile Manufacturers (continued)
Telecom Italia SpA - RSP	341,404		$335		Volkswagen AG	9,195	$2,321
Telefonaktiebolaget LM Ericsson	172,114		2,223				$3,420
Telefonica Deutschland Holding AG	33,704		185
Telefonica SA	238,264		3,701		Chemicals - 0.02%
Telenet Group Holding NV (a)	2,973		170		FUCHS PETROLUB SE	3,937	164
Telenor ASA	42,458		851
TeliaSonera AB	146,933		933		Consumer Products - 0.16%
Telstra Corp Ltd	241,998		1,203		Henkel AG & Co KGaA	10,076	1,193
TPG Telecom Ltd	15,740		94
Vodafone Group PLC	1,499,211		5,189		TOTAL PREFERRED STOCKS		$4,777
			$41,870		Total Investments		$775,756
Textiles - 0.09%					Other Assets in Excess of Liabilities, Net - 0.17%		$1,335
Toray Industries Inc	83,000		690		TOTAL NET ASSETS - 100.00%		$777,091

Toys, Games & Hobbies - 0.12%					(a) Non-Income Producing Security
Bandai Namco Holdings Inc	10,000		182		(b)	Fair value of these investments is determined in good faith by the Manager
Nintendo Co Ltd	6,000		642		under procedures established and periodically reviewed by the Board of
Sanrio Co Ltd	2,800		82		Directors. At the end of the period, the fair value of these securities totaled
			$906		$0 or 0.00% of net assets.
					(c)	Security exempt from registration under Rule 144A of the Securities Act of
Transportation - 1.85%					1933. These securities may be resold in transactions exempt from
AP Moeller - Maersk A/S - A shares	218		484		registration, normally to qualified institutional buyers. At the end of the
AP Moeller - Maersk A/S - B shares	404		929		period, the value of these securities totaled $616 or 0.08% of net assets.
Asciano Ltd	55,260		279
Aurizon Holdings Ltd	121,086		447
Central Japan Railway Co	8,200		1,526
ComfortDelGro Corp Ltd	115,000		248		Portfolio Summary (unaudited)
Deutsche Post AG	54,731		1,863		Country		Percent
DSV A/S	10,028		324		Japan		20.92%
East Japan Railway Co	18,900		1,588		United Kingdom		17.78%
Groupe Eurotunnel SE	26,486		362		Switzerland		9.40%
Hankyu Hanshin Holdings Inc	65,000		412		France		9.20%
Kamigumi Co Ltd	13,000		127		Germany		8.98%
Keihan Electric Railway Co Ltd	29,000		183		Australia		7.23%
Keikyu Corp	27,000		220		United States		3.51%
Keio Corp	33,000		274		Netherlands		3.48%
Keisei Electric Railway Co Ltd	16,000		217		Spain		3.32%
Kintetsu Corp	102,000		396		Sweden		3.03%
Kuehne + Nagel International AG	3,059		446		Hong Kong		2.89%
Mitsui OSK Lines Ltd	61,000		218		Italy		2.04%
MTR Corp Ltd	82,500		383		Denmark		1.53%
Nagoya Railroad Co Ltd	49,000		207		Singapore		1.35%
Nippon Express Co Ltd	48,000		269		Belgium		1.27%
Nippon Yusen KK	91,000		273		Ireland		0.85%
Odakyu Electric Railway Co Ltd	35,000		365		Finland		0.84%
Royal Mail PLC	36,825		239		Norway		0.59%
TNT Express NV	24,847		152		Israel		0.50%
Tobu Railway Co Ltd	58,000		288		Luxembourg		0.33%
Tokyu Corp	64,000		434		Austria		0.18%
Toll Holdings Ltd	38,607		269		Portugal		0.14%
West Japan Railway Co	9,300		530		Macao		0.13%
Yamato Holdings Co Ltd	19,700		461		New Zealand		0.13%
			$14,413		Guernsey		0.06%
Water - 0.23%					Jersey, Channel Islands		0.05%
Severn Trent PLC	13,573		425		South Africa		0.04%
Suez Environnement Co	16,834		300		Bermuda		0.03%
United Utilities Group PLC	38,632		563		Mexico		0.02%
Veolia Environnement SA	23,893		465		China		0.01%
			$1,753		Other Assets in Excess of Liabilities, Net		0.17%
TOTAL COMMON STOCKS			$766,236		TOTAL NET ASSETS		100.00%
INVESTMENT COMPANIES - 0.61%	Shares Held	Value	(000	's)

Publicly Traded Investment Fund - 0.61%
Morgan Stanley Institutional Liquidity Funds -	4,742,678		4,743
Government Portfolio

TOTAL INVESTMENT COMPANIES			$4,743
PREFERRED STOCKS - 0.62%	Shares Held	Value	(000	's)

Automobile Manufacturers - 0.44%
Bayerische Motoren Werke AG	3,074		297
Porsche Automobil Holding SE	8,660		802

See accompanying notes.

Schedule of Investments
International Equity Index Fund
February 28, 2015 (unaudited)

Futures Contracts

						Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
eMini MSCI EAFE; March 2015	Long	40	$3,443		$3,751	$308
Total						$308
Amounts in thousands except contracts

See accompanying notes.

Schedule of Investments
International Small Company Fund
February 28, 2015 (unaudited)

COMMON STOCKS - 97.50%	Shares Held Value (000's)			COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 1.38%				Distribution & Wholesale - 1.23%
Stroeer Media SE	927	$29		Entertainment One Ltd	6,110	$28
Teleperformance	1,006	78		Inchcape PLC	5,894	67
		$107				$95

Airlines - 0.48%				Diversified Financial Services - 3.99%
Air New Zealand Ltd	17,287	37		Century Tokyo Leasing Corp	1,300	34
				Henderson Group PLC	12,529	50
				Intermediate Capital Group PLC	5,690	43
Apparel - 0.25%				Man Group PLC	23,879	70
Gunze Ltd	7,000	19		Paragon Group of Cos PLC/The	8,988	60
				Plus500 Ltd	2,013	20
Automobile Parts & Equipment - 3.86%				Tokai Tokyo Financial Holdings Inc	4,300	32
Brembo SpA	1,329	50				$309
Calsonic Kansei Corp	7,000	42		Electric - 1.59%
Georg Fischer AG	69	49		DUET Group	28,502	56
Haldex AB	1,820	28		Hera SpA	16,933	41
Norma Group SE	592	32		Iren SpA	19,634	26
Plastic Omnium SA	1,011	31
Stanley Electric Co Ltd	1,300	31				$123
TS Tech Co Ltd	1,300	36		Electrical Components & Equipment - 1.52%
		$299		Fujikura Ltd	10,000	41
				Gamesa Corp Tecnologica SA (a)	3,920	46
Banks - 4.28%				Mabuchi Motor Co Ltd	600	31
77 Bank Ltd/The	9,000	55
Aareal Bank AG (a)	102	5				$118
Banca Popolare di Milano Scarl (a)	33,251	31		Electronics - 2.77%
Bank of Georgia Holdings PLC	744	20		Alps Electric Co Ltd	2,200	50
Bank of the Ryukyus Ltd	1,400	21		Japan Aviation Electronics Industry Ltd	2,000	48
Credito Emiliano SpA	2,815	23		Kaba Holding AG (a)	69	37
Gunma Bank Ltd/The	8,000	57		Minebea Co Ltd	2,000	30
Home Capital Group Inc	1,100	40		Osaki Electric Co Ltd	4,000	28
Keiyo Bank Ltd/The	5,000	29		Siix Corp	900	22
Suruga Bank Ltd	2,400	51				$215
		$332
				Engineering & Construction - 3.94%
Beverages - 1.25%				Arcadis NV	1,599	53
Britvic PLC	4,261	50		COMSYS Holdings Corp	2,500	30
Royal Unibrew A/S (a)	261	47		Keller Group PLC	2,266	36
		$97		Maeda Corp	6,000	47
				NCC AB	1,608	56
Biotechnology - 0.66%				Nippo Corp	3,000	45
Concordia Healthcare Corp	1,000	51		Stantec Inc	1,500	38
						$305
Building Materials - 1.59%				Entertainment - 1.70%

Cementir Holding SpA	3,766	27		Betfair Group PLC (a)	1,457	39
CSR Ltd	14,532	49		Betsson AB (a)	1,328	49
Kingspan Group PLC	2,416	47
		$123		GTECH SpA	2,098	44
						$132
Chemicals - 2.22%
DIC Corp	18,000	52	Food	- 1.73%
Nippon Soda Co Ltd	7,000	42		Bakkafrost P/F	1,347	31
Symrise AG	723	46		Greencore Group PLC	12,243	64
Toagosei Co Ltd	7,000	32		Marine Harvest ASA	3,086	39
		$172				$134

Commercial Services - 3.61%				Forest Products & Paper - 3.16%
Ashtead Group PLC	3,323	61		BillerudKorsnas AB	2,737	43
				Interfor Corp (a)	2,800	47
Berendsen PLC	2,674	45

G8 Education Ltd	13,963	47		Metsa Board OYJ	3,548	23
Kanamoto Co Ltd	1,400	39		Metsa Board OYJ - Rights (a),(b),(c)	3,548	1
Loomis AB	1,539	51		Mondi PLC	3,352	69
Northgate PLC	3,806	37		West Fraser Timber Co Ltd	900	49
		$280		Western Forest Products Inc	7,665	13
						$245
Computers - 1.38%
Ingenico	661	73		Hand & Machine Tools - 0.67%
NS Solutions Corp	1,200	34		KUKA AG	667	52
		$107
				Healthcare - Products - 0.75%
Cosmetics & Personal Care - 1.25%				Fisher & Paykel Healthcare Corp Ltd	11,225	58
Lion Corp	7,000	40
Pola Orbis Holdings Inc	1,200	57
		$97		Healthcare - Services - 1.33%
				Korian-Medica	1,238	46

See accompanying notes.				137

Schedule of Investments
International Small Company Fund
February 28, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Healthcare - Services (continued)			Oil & Gas (continued)
Orpea	860	$57	RMP Energy Inc (a)	5,700	$21
		$103	TORC Oil & Gas Ltd	2,900	21
			Whitecap Resources Inc	4,000	43
Holding Companies - Diversified - 0.48%					$262
Seiko Holdings Corp	7,000	37
			Oil & Gas Services - 0.10%
Home Builders - 2.31%			BW Offshore Ltd	9,727	8
Bellway PLC	1,920	59
Bovis Homes Group PLC	2,309	34	Packaging & Containers - 0.52%
Galliford Try PLC	2,198	51	Orora Ltd	22,383	40
Redrow PLC	6,301	35

		$179	Pharmaceuticals - 5.14%
Home Furnishings - 1.90%			Almirall SA (a)	2,352	36
Alpine Electronics Inc	1,900	34	BTG PLC (a)	2,869	33
Howden Joinery Group PLC	10,477	75	Hikma Pharmaceuticals PLC	2,100	80
Pace PLC	7,452	38	Ipsen	653	33
		$147	Kaken Pharmaceutical Co Ltd	2,000	59
			Nippon Shinyaku Co Ltd	1,000	34
Insurance - 1.92%			Recordati SpA	2,621	47
Beazley PLC	10,245	46	Sawai Pharmaceutical Co Ltd	400	25
Catlin Group Ltd	4,264	45	Sirtex Medical Ltd	1,255	35
Direct Line Insurance Group PLC	11,524	58	UDG Healthcare PLC	2,190	16
		$149			$398

Internet - 1.52%			Pipelines - 0.32%
Rightmove PLC	1,540	72	AltaGas Ltd	700	25
United Internet AG	1,033	46
		$118
			Private Equity - 0.96%
Investment Companies - 0.65%			3i Group PLC	7,034	54
Leonteq AG (a)	191	50	Aurelius AG	492	20
					$74

Iron & Steel - 1.85%			Real Estate - 5.92%
APERAM SA (a)	1,758	62	CA Immobilien Anlagen AG (a)	2,081	42
BlueScope Steel Ltd (a)	7,708	29
			Castellum AB	2,799	48
Nisshin Steel Co Ltd	3,700	52	Deutsche Annington Immobilien SE	1,112	43
		$143	Grand City Properties SA (a)	1,642	27
Leisure Products & Services - 0.53%			Hemfosa Fastigheter AB	2,148	55
Yamaha Corp	2,400	41	K Wah International Holdings Ltd	44,000	22
			LEG Immobilien AG	813	67
			Sponda OYJ	4,924	25
Machinery - Diversified - 2.37%			ST Modwen Properties PLC	4,364	33
CKD Corp	2,600	24	UOL Group Ltd	8,600	49
Daihen Corp	3,000	15	Wheelock & Co Ltd	9,000	48
Duerr AG	568	61			$459
Sumitomo Heavy Industries Ltd	7,000	44
Tsubakimoto Chain Co	5,000	40	REITS - 4.07%
		$184	Allied Properties Real Estate Investment Trust	1,000	32
			Boardwalk Real Estate Investment Trust	900	43
Media - 0.62%			Daiwa Office Investment Corp	5	29
Cogeco Cable Inc	800	48	Federation Centres	16,881	39
			Great Portland Estates PLC	4,126	51
Mining - 1.52%			Hulic Reit Inc	14	21
Detour Gold Corp (a)	2,100	20	Japan Hotel REIT Investment Corp	65	43
Northern Star Resources Ltd	14,766	27	Segro PLC	8,510	57
Nyrstar NV (a)	9,085	34			$315
OceanaGold Corp	7,600	14	Retail - 4.41%
Rio Alto Mining Ltd (a)	7,300	23
			Aoyama Trading Co Ltd	1,500	50
		$118	Citizen Holdings Co Ltd	3,600	27
Miscellaneous Manufacturing - 0.57%			Dixons Carphone PLC	7,448	51
Aalberts Industries NV	1,421	44	Dollarama Inc	900	45
			Doutor Nichires Holdings Co Ltd	2,200	33
			Pandora A/S	580	53
Office & Business Equipment - 0.37%			Superior Plus Corp	2,700	29
Seiko Epson Corp	800	29	Tsuruha Holdings Inc	800	54
					$342

Oil & Gas - 3.38%			Semiconductors - 1.81%
Bankers Petroleum Ltd (a)	11,700	28
			ams AG	1,307	58
Beach Energy Ltd	14,682	12	Dialog Semiconductor PLC (a)	1,347	59
DCC PLC	1,343	80	Nanoco Group PLC (a)	4,690	7
Parex Resources Inc (a)	3,600	23	Tower Semiconductor Ltd (a)	972	16
Raging River Exploration Inc (a)	5,500	34
					$140

See accompanying notes.

Schedule of Investments
International Small Company Fund
February 28, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	Portfolio Summary (unaudited)
					Country	Percent
Software - 1.48%					Japan	25.93%
Constellation Software Inc/Canada	200		$67
Net Entertainment NE AB (a)	899		28		United Kingdom	17.98%
					Canada	10.41%
Nihon Unisys Ltd	2,000		20		Germany	7.11%
			$115		Sweden	4.61%
Telecommunications - 1.85%					Australia	4.50%
Freenet AG	1,937		58		France	4.10%
Hitachi Kokusai Electric Inc	3,000		42		Italy	3.72%
PCCW Ltd	68,000		43		Ireland	3.25%
			$143		United States	2.58%
					Switzerland	1.76%
Textiles - 0.23%					Hong Kong	1.48%
Fujibo Holdings Inc	7,000		18		Austria	1.30%
					Denmark	1.28%
Toys, Games & Hobbies - 0.43%					Netherlands	1.25%
Bandai Namco Holdings Inc	1,800		33		New Zealand	1.23%
					Luxembourg	1.15%
					Singapore	1.14%
Transportation - 3.68%					Spain	1.06%
ComfortDelGro Corp Ltd	17,800		38		South Africa	0.88%
Euronav NV (a)	2,767		33
					Belgium	0.86%
Go-Ahead Group PLC	1,160		46		Finland	0.63%
Kawasaki Kisen Kaisha Ltd	16,000		49		Norway	0.60%
Nippon Yusen KK	12,000		36		Bermuda	0.58%
Seino Holdings Co Ltd	4,000		46		Israel	0.46%
TransForce Inc	1,500		37		Faroe Islands	0.41%
			$285		Georgia	0.26%
TOTAL COMMON STOCKS			$7,554		Liabilities in Excess of Other Assets, Net	(0.52)%
INVESTMENT COMPANIES - 2.58%	Shares Held	Value	(000	's)	TOTAL NET ASSETS	100.00%
Publicly Traded Investment Fund - 2.58%
Goldman Sachs Financial Square Funds -	199,745		200
Government Fund

TOTAL INVESTMENT COMPANIES			$200
PREFERRED STOCKS - 0.44%	Shares Held	Value	(000	's)

Machinery - Diversified - 0.44%
Jungheinrich AG	538		34

TOTAL PREFERRED STOCKS			$34
Total Investments			$7,788
Liabilities in Excess of Other Assets, Net - (0.52)%				$(40)
TOTAL NET ASSETS - 100.00%			$7,748

(a) Non-Income Producing Security
(b) Security is Illiquid
(c)			Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. At the end of the period, the fair value of these securities totaled
$1 or 0.01% of net assets.

See accompanying notes.

Schedule of Investments
Origin Emerging Markets Fund
February 28, 2015 (unaudited)

COMMON STOCKS - 88.85%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.60%			Food - 1.12%
Smiles SA	8,979	$150	SPAR Group Ltd/The	18,261	$280

Agriculture - 0.62%			Forest Products & Paper - 0.99%
KT&G Corp	2,135	156	Mondi PLC	12,100	248

Airlines - 0.28%			Home Furnishings - 1.18%
Air Arabia PJSC	160,160	71	Steinhoff International Holdings Ltd	51,427	297

Automobile Manufacturers - 3.22%			Insurance - 2.66%
Great Wall Motor Co Ltd	8,000	51	People's Insurance Co Group of China Ltd	516,500	267
Tata Motors Ltd ADR	15,352	756	PICC Property & Casualty Co Ltd	136,727	293
		$807	Porto Seguro SA	9,643	106
					$666
Automobile Parts & Equipment - 0.84%
Halla Visteon Climate Control Corp	5,400	210	Internet - 7.17%
			Baidu Inc ADR (b)	1,136	232
			Com2uSCorp (b)	1,144	185
Banks - 18.75%			MercadoLibre Inc	996	130
Abu Dhabi Commercial Bank PJSC	25,000	52	Qihoo 360 Technology Co Ltd ADR(b)	2,961	135
Banco do Brasil SA	42,092	352	Tencent Holdings Ltd	63,825	1,114
Bank of China Ltd	1,213,718	698			$1,796
Bank Rakyat Indonesia Persero Tbk PT	616,744	614
China CITIC Bank Corp Ltd	917,485	695	Machinery - Diversified - 2.25%
China Construction Bank Corp	435,903	362	CSR Corp Ltd	304,970	395
China Merchants Bank Co Ltd	170,230	388	Hollysys Automation Technologies Ltd	9,110	170
China Minsheng Banking Corp Ltd	382,406	462			$565
Industrial & Commercial Bank of China Ltd	527,953	386
Kasikornbank PCL	45,060	301	Metal Fabrication & Hardware - 0.74%
Siam Commercial Bank PCL/The (a)	73,766	387	Catcher Technology Co Ltd	4,093	186
		$4,697
			Mining - 1.72%
Building Materials - 1.01%			KGHM Polska Miedz SA	4,391	143
China Resources Cement Holdings Ltd	274,857	163	MMC Norilsk Nickel OJSC ADR	15,994	289
China Singyes Solar Technologies Holdings	67,086	89
Ltd (b)					$432
		$252	Miscellaneous Manufacturing - 2.02%
			Largan Precision Co Ltd	2,233	190
Commercial Services - 5.23%			Sunny Optical Technology Group Co Ltd	191,925	317
Cielo SA	11,883	187
Estacio Participacoes SA	15,826	108			$507
Kroton Educacional SA	50,433	184	Oil & Gas - 1.60%
OHL Mexico SAB de CV (b)	62,832	130	PetroChina Co Ltd	161,080	188
Qualicorp SA (b)	30,014	275	Sasol Ltd	5,900	213
WuXi PharmaTech Cayman Inc ADR(b)	7,476	299			$401
Zhejiang Expressway Co Ltd	103,300	127
		$1,310	Pharmaceuticals - 1.83%
			Sino Biopharmaceutical Ltd	483,582	459
Computers - 2.63%
Asustek Computer Inc (c)	3,241	168
Lenovo Group Ltd	318,897	491	Real Estate - 2.76%
		$659	Bumi Serpong Damai Tbk PT	821,875	141
			China Overseas Land & Investment Ltd	105,285	321
Diversified Financial Services - 2.58%			Highwealth Construction Corp	24,164	51
Coronation Fund Managers Ltd	47,133	418	Shimao Property Holdings Ltd	84,205	179
Fubon Financial Holding Co Ltd	84,328	150			$692
Taishin Financial Holding Co Ltd	183,851	79
		$647	Retail - 1.17%
			Foschini Group Ltd/The	11,126	158
Electric - 3.44%			Lojas Renner SA	4,600	136
China Resources Power Holdings Co Ltd	215,114	570			$294
Huaneng Power International Inc	230,590	291
		$861	Semiconductors - 10.37%
			Advanced Semiconductor Engineering Inc	41,630	296
Electronics - 2.35%			ADR
AAC Technologies Holdings Inc	49,600	328	Novatek Microelectronics Corp	9,187	49
Hon Hai Precision Industry Co Ltd	27,306	150	Realtek Semiconductor Corp	22,249	69
Pegatron Corp	17,293	47	Samsung Electronics Co Ltd	1,321	819
Zhen Ding Technology Holding Ltd	20,954	65	Taiwan Semiconductor Manufacturing Co Ltd	53,381	1,309
		$590	ADR
			Vanguard International Semiconductor Corp	32,020	56
Engineering & Construction - 0.71%					$2,598
KEPCO Plant Service & Engineering Co Ltd	2,108	177
			Software - 2.67%
			NetEase Inc ADR	6,680	668

See accompanying notes.

		Schedule of Investments
	Origin Emerging Markets Fund
		February 28, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)
Telecommunications - 4.19%
China Mobile Ltd	67,743	$919
Turkcell Iletisim Hizmetleri AS (b)	24,656	130
		$1,049
Water - 2.15%
Guangdong Investment Ltd	417,925	538

TOTAL COMMON STOCKS		$22,263
Total Investments		$22,263
Other Assets in Excess of Liabilities, Net - 11.15%		$2,793
TOTAL NET ASSETS - 100.00%		$25,056

(a)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. At the end of the period, the fair value of these securities totaled $387 or 1.54% of net assets.
(b)	Non-Income Producing Security
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $168 or 0.67% of net assets.

Portfolio Summary (unaudited)

Country	Percent
China	31.40%
Hong Kong	12.93%
Taiwan, Province Of China	11.43%
South Africa	6.44%
Korea, Republic Of	6.18%
Brazil	5.97%
India	3.02%
Indonesia	3.01%
Thailand	2.74%
United States	1.96%
Russian Federation	1.15%
Poland	0.57%
Turkey	0.52%
Argentina	0.52%
Mexico	0.52%
United Arab Emirates	0.49%
Other Assets in Excess of Liabilities, Net	11.15%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Preferred Securities Fund
February 28, 2015 (unaudited)

INVESTMENT COMPANIES - 5.85%	Shares Held	Value	(000	's)	PREFERRED STOCKS (continued)	Shares Held Value (000's)

Publicly Traded Investment Fund - 5.85%					Diversified Financial Services (continued)
Cash Account Trust - Government & Agency	291,043,942		$291,044		General Electric Capital Corp 4.88% (b)	305,666	$7,752
Portfolio - Government Cash Managed					General Electric Capital Corp 4.88% (b)	90,187	2,294
Goldman Sachs Financial Square Funds -	7,281,297		7,281		Merrill Lynch Capital Trust I (b)	320,975	8,262
Government Fund (a)					Merrill Lynch Capital Trust II	133,014	3,412
			$298,325		Merrill Lynch Preferred Capital Trust V (b)	101,682	2,643
TOTAL INVESTMENT COMPANIES			$298,325		Morgan Stanley Capital Trust III (b)	350,547	8,914
					Morgan Stanley Capital Trust IV (b)	513,972	13,132
CONVERTIBLE PREFERRED STOCKS -					Morgan Stanley Capital Trust V (b)	421,339	10,656
0.89%	Shares Held	Value	(000	's)
					Morgan Stanley Capital Trust VI	330,421	8,485
Banks - 0.89%					Morgan Stanley Capital Trust VII (b)	204,827	5,287
Wells Fargo & Co	37,599		45,307		Morgan Stanley Capital Trust VIII	97,505	2,500
					PreferredPlus TR-CCR1 5.75%; Series GSG2	17,801	451
TOTAL CONVERTIBLE PREFERRED STOCKS			$45,307				$76,618
PREFERRED STOCKS - 38.57%	Shares Held	Value	(000	's)
					Electric - 2.10%
Banks - 13.55%					Alabama Power Co (b)	89,000	2,465
AgriBank FCB	61,700		6,475		DTE Energy Co 5.25% (b)	313,300	7,836
Bank of America Corp 6.38%; Series III (b)	26,378		669		Duke Energy Corp (b)	364,249	9,124
Bank of America Corp 6.63%; Series I	201,813		5,360		Entergy Arkansas Inc 4.90%	241,096	5,943
Bank of New York Mellon Corp/The	139,534		3,466		Entergy Arkansas Inc 5.75% (b)	35,363	900
Barclays Bank PLC 7.10%	1,014,169		26,571		Entergy Louisiana LLC 4.70%	165,100	3,920
Barclays Bank PLC 7.75%	607,340		15,991		Entergy Louisiana LLC 5.25% (b)	239,500	6,079
Barclays Bank PLC 8.13%	259,020		6,898		Entergy Louisiana LLC 5.88%	1,981	52
Capital One Financial Corp (b)	573,401		14,410		Entergy Mississippi Inc	18,689	486
Citigroup Inc 6.88%; Series K (b)	444,793		11,934		Entergy New Orleans Inc	3,379	84
Citigroup Inc 6.88%; Series L (b)	9,618		254		Entergy Texas Inc	15,618	410
City National Corp/CA	208,392		5,120		Georgia Power Co 6.50%	92,300	9,922
CoBank ACB 6.13%	8,000		760		Gulf Power Co 6.00%	60,914	6,071
CoBank ACB 6.20%	65,000		6,555		Gulf Power Co 6.45%	4,600	466
Countrywide Capital V	218,131		5,610		Interstate Power & Light Co	485,100	12,399
Countrywide Financial Corp (b)	682,448		17,614		NextEra Energy Capital Holdings Inc 5.00%	497,093	11,905
Cullen/Frost Bankers Inc	281,621		6,970		(b)
Deutsche Bank Capital Funding Trust VIII	343,232		8,770		NextEra Energy Capital Holdings Inc - Series	327,465	8,291
Deutsche Bank Contingent Capital Trust II (b)	2,083,257		56,144		G
Deutsche Bank Contingent Capital Trust III	528,498		14,777		NextEra Energy Capital Holdings Inc - Series	170,585	4,350
FirstMerit Corp (b)	331,400		8,239		H (b)
Goldman Sachs Group Inc/The	774,944		19,327		NextEra Energy Capital Holdings Inc - Series	668,456	16,210
HSBC Holdings PLC 6.20%	1,047,474		27,035		I (b)
HSBC Holdings PLC 8.00%	568,600		14,954				$106,913
HSBC USA Inc 2.86% (b)	825,139		41,669
HSBC USA Inc 4.50%	1,136,198		28,973		Food - 0.02%
					Dairy Farmers of America Inc (c)	12,000	1,250
HSBC USA Inc 6.50%	2,085,705		53,498
ING Groep NV 6.13%	57,950		1,480		Hand & Machine Tools - 0.56%
ING Groep NV 6.38%	834,730		21,219		Stanley Black & Decker Inc (b)	1,093,651	28,544
ING Groep NV 7.05%	1,019,994		26,132
ING Groep NV 7.20%	165,000		4,242
ING Groep NV 7.38%	853,296		22,169		Insurance - 8.47%
JP Morgan Chase & Co	57,122		1,386		Aegon NV 4.00%	66,900	1,632
Lloyds Banking Group PLC	130,471		3,387		Aegon NV 6.38%	975,042	24,854
M&T Bank Corp - Series A	5,400		5,457		Aegon NV 6.50%	246,814	6,343
M&T Bank Corp - Series C	7,150		7,221		Aegon NV 8.00%	63,317	1,796
Morgan Stanley - Series E (b)	24,282		684		Aflac Inc	1,088,662	27,521
PNC Financial Services Group Inc/The	1,723,683		49,039		Allstate Corp/The 5.10%	540,300	14,356
					Allstate Corp/The 6.25% (b)	181,500	4,835
Royal Bank of Scotland Group PLC 5.75%;	596,429		14,368
Series L					Allstate Corp/The 6.63%; Series E	380,000	10,347
					American Financial Group Inc/OH 5.75% (b)	441,328	11,369
Royal Bank of Scotland Group PLC 6.35%;	7,755		195
Series N					American Financial Group Inc/OH 6.25%	250,786	6,478
Royal Bank of Scotland Group PLC 6.75%;	207,600		5,269		Arch Capital Group Ltd	699,190	19,382
Series Q					Aspen Insurance Holdings Ltd 5.95%	936,500	24,143
State Street Corp 6.00%	89,000		2,263		Aspen Insurance Holdings Ltd 7.25%	143,802	3,825
State Street Corp 5.25%; Series C	1,425,192		34,333		Axis Capital Holdings Ltd 5.50%	161,098	3,876
State Street Corp 5.90%; Series D	241,300		6,460		Axis Capital Holdings Ltd 6.88%	2,072,850	56,838
TCF Financial Corp (b)	229,123		6,186		Delphi Financial Group Inc 7.38%	527,604	13,174
US Bancorp/MN - Series A	6,703		5,496		Hartford Financial Services Group Inc/The	1,014,436	30,697
US Bancorp/MN - Series G	2,083,302		56,728		PartnerRe Ltd 5.88%	15,416	393
Wells Fargo & Co 5.85%	125,027		3,231		PartnerRe Ltd 6.50%	124,521	3,211
Wells Fargo & Co 6.63%	236,676		6,596		PartnerRe Ltd 7.25%	13,798	371
			$691,584		PLC Capital Trust V	248,554	6,293
					Protective Life Corp 6.00%	20,311	523
Diversified Financial Services - 1.50%					Protective Life Corp 6.25%	336,151	8,881
Affiliated Managers Group Inc 5.25%	77,887		2,009		Prudential PLC 6.50%	92,849	2,437
Affiliated Managers Group Inc 6.38% (b)	15,188		397		Prudential PLC 6.75%	174,600	4,592
Charles Schwab Corp/The (b)	12,535		333		Reinsurance Group of America Inc	577,300	16,794
Citigroup Capital XIII	3,421		91		RenaissanceRe Holdings Ltd - Series C	178,371	4,477

See accompanying notes.

Schedule of Investments
Preferred Securities Fund
February 28, 2015 (unaudited)

PREFERRED STOCKS (continued)	Shares Held Value (000's)				Principal

Insurance (continued)			BONDS	- 53.54%	Amount (000's) Value (000's)
RenaissanceRe Holdings Ltd - Series E	654,975	$15,942	Banks	- 25.20%
Torchmark Corp	472,900	11,941		Abbey National Capital Trust I
WR Berkley Corp (b)	1,266,122	31,488		8.96%, 12/31/2049	$18,288	$23,454
XLIT Ltd	76,419	63,261		ABN AMRO Bank NV
		$432,070		6.25%, 09/13/2022 (f)	10,000	10,900
				BAC Capital Trust XIII
Media - 0.24%				4.00%, 12/29/2049 (f)	33,564	26,180
Comcast Corp (b)	482,893	12,386
				Banco do Brasil SA/Cayman
				9.00%, 06/29/2049 (c)	27,218	22,999
REITS - 5.44%				Bank of America Corp
Boston Properties Inc (b)	9,289	230		6.50%, 10/29/2049 (f)	50,000	52,984
Digital Realty Trust Inc - Series E	544,076	14,489		8.13%, 12/29/2049 (f)	21,770	23,430
Digital Realty Trust Inc - Series F (b)	3,856	102		Barclays PLC
Digital Realty Trust Inc - Series G (b)	88,022	2,165		6.63%, 06/29/2049 (f)	34,178	33,378
Digital Realty Trust Inc - Series H (b)	137,911	3,838		8.25%, 12/29/2049 (f)	46,600	49,732
Health Care REIT Inc (b)	617,185	16,473		BNP Paribas SA
Hospitality Properties Trust 7.13%; Series D	411,113	11,005		7.20%, 06/29/2049 (c)	9,300	11,183
Kimco Realty Corp 5.50% (b)	687,039	16,901		BPCE SA
Kimco Realty Corp 6.00% (b)	668,300	17,777		5.70%, 10/22/2023 (c)	6,000	6,658
Kimco Realty Corp 6.90% (b)	338,815	8,823		CBA Capital Trust II
National Retail Properties Inc	455,621	12,069		6.02%, 03/29/2049 (c)	3,400	3,519
Prologis Inc - Series Q	127,700	8,302		Citigroup Inc
PS Business Parks Inc (b)	380,000	9,447		5.90%, 12/29/2049	200	201
PS Business Parks Inc - Series R	126,911	3,289		5.95%, 12/29/2049	5,000	5,063
PS Business Parks Inc - Series S	51,615	1,368		Cooperatieve Centrale Raiffeisen-
PS Business Parks Inc - Series T	83,128	2,140		Boerenleenbank BA/Netherlands
PS Business Parks Inc - Series U (b)	522,724	13,011		11.00%, 12/29/2049 (c),(f)	66,357	85,870
Public Storage Inc 5.88%; Series A (b)	237,401	6,094		Corestates Capital III
Public Storage Inc 5.20%; Series X (b)	70,407	1,743		0.83%, 02/15/2027 (c),(f)	10,200	8,823
Public Storage Inc 5.75%; Series T	222,900	5,677		Countrywide Capital III
Public Storage Inc 5.90%; Series S	56,048	1,438		8.05%, 06/15/2027	6,312	7,987
Public Storage Inc 6.00%; Series Z	580,214	15,149		Credit Agricole SA
Public Storage Inc 6.35%; Series R	746,442	19,788		7.88%, 01/29/2049 (c)	8,000	8,416
Public Storage Inc 6.38%; Series Y	131,181	3,529		8.38%, 12/31/2049 (c),(f)	13,350	15,853
Public Storage Inc 6.50%; Series Q	6,594	178		Credit Suisse AG
Realty Income Corp - Series F (b)	853,083	22,820		6.50%, 08/08/2023 (c)	51,136	57,933
Regency Centers Corp 6.00% (b)	441,029	11,163		Credit Suisse Group AG
Regency Centers Corp 6.63%	230,854	6,178		6.25%, 12/29/2049 (c),(f)	17,800	17,638
Senior Housing Properties Trust (b)	113,931	2,839		6.25%, 12/29/2049	475	471
Ventas Realty LP / Ventas Capital Corp	206,348	5,254		7.50%, 12/29/2049 (c),(f)	19,150	20,538
Vornado Realty Trust - Series I	98,892	2,532		Credit Suisse Group Guernsey I Ltd
Vornado Realty Trust - Series J (b)	174,963	4,682		7.88%, 02/24/2041 (f)	3,900	4,129
Vornado Realty Trust - Series K	869,353	22,186		Fifth Third Bancorp
Vornado Realty Trust - Series L	191,155	4,677		5.10%, 12/29/2049 (f)	5,100	4,817
		$277,356		First Chicago NBD Institutional Capital I
				0.80%, 02/01/2027 (f)	2,300	1,955
Savings & Loans - 0.42%				First Empire Capital Trust I
Astoria Financial Corp (b)	106,851	2,716
First Niagara Financial Group Inc (b)	683,819	18,573		8.23%, 02/01/2027	13,750	13,880
				First Empire Capital Trust II
		$21,289		8.28%, 06/01/2027	4,500	4,573
Sovereign - 1.10%				First Union Capital II
Farm Credit Bank of Texas 10.00%	23,800	29,690		7.95%, 11/15/2029	3,700	5,054
Farm Credit Bank of Texas 6.75% (c)	258,000	26,687		Fleet Capital Trust V
				1.24%, 12/18/2028 (f)	2,500	2,050
		$56,377
				Goldman Sachs Group Inc/The
Telecommunications - 5.17%				5.70%, 12/29/2049 (f)	41,795	43,153
Centaur Funding Corp (c),(d)	28,000	22,348		HSBC Capital Funding LP/Jersey
Centaur Funding Corp 9.08% (c),(e)	70,576	87,779		10.18%, 12/29/2049 (c),(f)	29,900	45,074
Qwest Corp 6.13%	885,400	21,781		HSBC USA Capital Trust I
Qwest Corp 6.88%	258,100	6,829		7.81%, 12/15/2026 (c)	300	303
Qwest Corp 7.00% (b)	520,255	13,750		HSBC USA Capital Trust II
Qwest Corp 7.00% (b)	253,178	6,661		8.38%, 05/15/2027 (c)	630	638
Qwest Corp 7.38%	481,420	12,686		HSBC USA Capital Trust III
Qwest Corp 7.50%	949,111	25,711		7.75%, 11/15/2026	7,200	7,230
Telephone & Data Systems Inc 6.63%	277,407	7,093		JP Morgan Chase & Co
Telephone & Data Systems Inc 6.88% (b)	2,899	73		6.13%, 12/29/2049 (f)	22,000	22,781
Telephone & Data Systems Inc 7.00% (b)	1,208,015	30,949		6.75%, 01/29/2049 (f)	118,707	128,166
United States Cellular Corp (b)	118,184	3,008		JP Morgan Chase Capital XXI
Verizon Communications Inc	942,517	25,118		1.20%, 02/02/2037 (f)	8,131	6,728
		$263,786		KeyCorp Capital III
TOTAL PREFERRED STOCKS		$1,968,173		7.75%, 07/15/2029	3,500	4,450
				Lloyds Banking Group PLC
				6.41%, 01/29/2049 (c)	34,174	38,531

See accompanying notes.

Schedule of Investments
Preferred Securities Fund
February 28, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Banks (continued)			Hand & Machine Tools - 0.26%
Lloyds Banking Group PLC (continued)			Stanley Black & Decker Inc
6.66%, 01/29/2049(c)	$32,281	$36,316	5.75%, 12/15/2053	$12,250	$13,307
7.50%, 04/30/2049 (f)	25,198	26,395
M&T Bank Corp
6.45%, 12/29/2049 (f)	6,615	7,144	Insurance - 19.58%
			ACE Capital Trust II
6.88%, 12/29/2049	41,800	42,845	9.70%, 04/01/2030	5,490	8,180
Morgan Stanley
5.45%, 07/29/2049 (f)	11,100	11,358	Aegon NV
			2.17%, 07/29/2049 (f)	2,648	2,194
Nordea Bank AB
5.50%, 09/29/2049 (c),(f)	4,000	4,110	AIG Life Holdings Inc
			7.57%, 12/01/2045 (c)	25,815	34,203
5.50%, 09/29/2049 (f)	1,200	1,233
6.13%, 12/29/2049 (c),(f)	7,500	7,725	8.50%, 07/01/2030	30,200	41,742
			Allstate Corp/The
PNC Financial Services Group Inc/The			5.75%, 08/15/2053 (f)	7,600	8,216
6.75%, 07/29/2049(f)	44,035	48,747
			6.50%, 05/15/2067	12,505	14,193

RBS Capital Trust IV	11,167	11,156	American International Group Inc
2.06%, 09/29/2049 (f)			8.18%, 05/15/2068	1,500	2,077
Royal Bank of Scotland Group PLC
7.65%, 08/29/2049 (f)	15,480	19,350	Aon Corp
Societe Generale SA			8.21%, 01/01/2027	4,500	5,869
1.01%, 12/29/2049 (c),(f)	5,750	5,290	AXA SA
			6.38%, 12/29/2049 (c),(f)	21,968	24,461
7.88%, 12/29/2049 (c),(f)	6,500	6,589
7.88%, 12/29/2049 (f)	15,000	15,206	8.60%, 12/15/2030	13,565	18,827
8.25%, 09/29/2049 (f)	50,250	53,391	Catlin Insurance Co Ltd
			7.25%, 07/29/2049 (c)	46,496	45,627
8.75%, 10/29/2049	26,112	26,295

Standard Chartered PLC			Dai-ichi Life InsuranceCo Ltd/The	12,300	13,130
0.50%, 07/29/2049 (f)	2,000	1,220	5.10%, 10/29/2049 (c),(f)
			7.25%, 12/29/2049 (c)	13,250	15,618
7.01%, 07/29/2049 (c)	19,350	21,479
			Everest Reinsurance Holdings Inc
State Street Capital Trust IV			6.60%, 05/01/2067 (f)	34,120	35,144
1.24%, 06/01/2077 (f)	600	504
			Great-West Life & Annuity Insurance Capital

Wells Fargo & Co	47,800	50,310	LP
5.87%, 12/29/2049(f)			6.63%, 11/15/2034 (c)	7,000	8,113
7.98%, 12/31/2049 (f)	57,100	62,382
			Great-West Life & Annuity Insurance Capital
		$1,285,767	LP II
Chemicals - 0.49%			7.15%, 05/16/2046 (c),(f)	8,750	9,056
Sinochem Global Capital Co Ltd			Hartford Financial Services Group Inc/The
5.00%, 12/29/2049 (c),(f)	24,450	25,214	8.13%, 06/15/2068 (f)	3,700	4,218
			Liberty Mutual Group Inc
			7.00%, 03/07/2067 (c),(f)	16,938	17,256
Diversified Financial Services - 3.92%			7.80%, 03/07/2087 (c)	45,963	55,156
American Express Co			Lincoln National Corp
6.80%, 09/01/2066 (f)	9,094	9,588
			6.05%, 04/20/2067 (f)	27,905	27,050
Charles Schwab Corp/The			MetLife Capital Trust IV
7.00%, 02/28/2049 (f)	27,158	31,911
			7.88%, 12/15/2067 (c)	19,020	24,393
Citigroup Capital III			MetLife Capital Trust X
7.63%, 12/01/2036	2,700	3,500	9.25%, 04/08/2068 (c)	27,375	40,104
GE Capital Trust I			MetLife Inc
6.38%, 11/15/2067	18,008	19,606	10.75%, 08/01/2069	2,000	3,338
General Electric Capital Corp			Mitsui Sumitomo Insurance Co Ltd
6.25%, 12/31/2049 (f)	49,095	54,557
			7.00%, 03/15/2072 (c)	3,375	3,974
6.38%, 11/15/2067 (f)	10,615	11,546
7.13%, 12/29/2049 (f)	56,500	66,529	MMI Capital Trust I
			7.63%, 12/15/2027	1,073	1,306
Glen Meadow Pass-Through Trust			Nationwide Financial Services Inc
6.51%, 02/12/2067 (c),(f)	785	737
			6.75%, 05/15/2067	68,095	71,670
MBNA Capital B			Nippon Life Insurance Co
1.05%, 02/01/2027 (f)	2,500	2,050
			5.10%, 10/16/2044 (c),(f)	14,900	15,869
		$200,024	Provident Financing Trust I
Electric - 2.82%			7.41%, 03/15/2038	37,750	44,811
Electricite de France SA			Prudential Financial Inc
5.25%, 01/29/2049 (c),(f)	59,880	63,473	5.63%, 06/15/2043 (f)	76,965	81,390
5.63%, 12/29/2049(c),(f)	6,000	6,495	5.88%, 09/15/2042 (f)	11,675	12,581
Integrys Energy Group Inc			Prudential PLC
6.11%, 12/01/2066 (f)	582	577	6.50%, 06/29/2049	14,123	14,405
NextEra Energy Capital Holdings Inc			7.75%, 01/29/2049	4,800	5,124
6.65%, 06/15/2067 (f)	2,000	2,000	QBE Capital Funding III Ltd
7.30%, 09/01/2067 (f)	17,750	18,726	7.25%, 05/24/2041 (c),(f)	80,745	89,223
PPL Capital Funding Inc			Sirius International Group Ltd
6.70%, 03/30/2067 (f)	4,875	4,814	7.51%, 05/29/2049 (c),(f)	1,175	1,234
RWE AG			Sompo Japan Insurance Inc
7.00%, 10/12/2072 (f)	44,200	47,960	5.33%, 03/28/2073 (c),(f)	60,300	64,898
		$144,045	Sumitomo Life Insurance Co
			6.50%, 09/20/2073 (c),(f)	15,500	17,864

See accompanying notes.

		Schedule of Investments
		Preferred Securities Fund
		February 28, 2015 (unaudited)

Principal
BONDS (continued)	Amount (000's) Value (000's)

Insurance (continued)
Swiss Re Capital I LP
6.85%, 05/29/2049 (c),(f)	$35,620	$37,383
Voya Financial Inc
5.65%, 05/15/2053(f)	36,851	38,233
ZFS Finance USA Trust II
6.45%, 12/15/2065 (c),(f)	18,850	19,802
ZFS Finance USA Trust V
6.50%, 05/09/2067 (c)	19,683	20,938
		$998,870

Pipelines - 0.48%
DCP Midstream LLC
5.85%, 05/21/2043 (c),(f)	15,865	12,732
5.85%, 05/21/2043 (f)	3,000	2,407
TransCanada PipeLines Ltd
6.35%, 05/15/2067 (f)	9,425	9,072
		$24,211

Telecommunications - 0.12%
Koninklijke KPN NV
7.00%, 03/28/2073 (c),(f)	5,800	6,293

Transportation - 0.67%
BNSF Funding Trust I
6.61%, 12/15/2055 (f)	30,550	34,227

TOTAL BONDS		$2,731,958
TOTAL PURCHASED OPTIONS - 0.68%		$34,555
Total Investments		$5,078,318
Other Assets in Excess of Liabilities, Net - 0.47%		$23,952
TOTAL NET ASSETS - 100.00%		$5,102,270

(a)	Security was purchased with the cash proceeds from securities loans.
(b)	Security or a portion of the security was on loan at the end of the period.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,236,795 or 24.24% of net assets.
(d)	Non-Income Producing Security
(e)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(f)	Variable Rate. Rate shown is in effect at February 28, 2015.

Portfolio Summary (unaudited)

Sector	Percent
Financial	78.97%
Exchange Traded Funds	5.85%
Communications	5.53%
Utilities	4.92%
Industrial	1.49%
Government	1.10%
Purchased Options	0.68%
Basic Materials	0.49%
Energy	0.48%
Consumer, Non-cyclical	0.02%
Other Assets in Excess of Liabilities, Net	0.47%
TOTAL NET ASSETS	100.00%

See accompanying notes.

		Schedule of Investments
Preferred Securities Fund
February 28, 2015 (unaudited)

	August 31,	August 31,					February 28,	February 28,
Affiliated Securities	2014	2014	Purchases	Purchases	Sales	Sales	2015	2015
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Centaur Funding Corp 9.08%	47,903	$55,409	22,673	$28,386	—	$—	70,576	$83,795
		$55,409		$28,386		$–		$83,795

				Realized Gain/Loss			Realized Gain from
	Income			on Investments		Capital Gain Distributions
Centaur Funding Corp 9.08%		$1,106	$		—	$		—
		$1,106	$		—	$		—
Amounts in thousands except shares

Options

					Upfront Premiums		Unrealized
Purchased Options Outstanding	Exercise Price	Expiration Date	Contracts		Paid/(Received)	Fair Value	Appreciation/(Depreciation)
Call - US Long Bond Future; June 2015	$166.00	03/30/2015		9,292	$6,703	$7,549		$846
Put - S&P 500 Index	$159.00	03/30/2015		9,292	19,502	10,453		(9,049)
Put - S&P 500 Index	$155.00	03/30/2015		9,292	7,398	3,049		(4,349)
Put - US Long Bond Future; June 2015	$160.00	03/30/2015		9,292	23,989	13,504		(10,485)
Total					$57,592	$34,555		$(23,037)

					Upfront Premiums		Unrealized
Written Options Outstanding	Exercise Price	Expiration Date	Contracts		Paid/(Received)	Fair Value	Appreciation/(Depreciation)
Call - S&P 500 Index	$165.00	03/30/2015		9,292	$(8,687)	$(9,727)		$(1,040)
Put - S&P 500 Index	$156.00	03/30/2015		27,876	(28,585)	(12,632)		15,953
Total					$(37,272)	$(22,359)		$14,913

Amounts in thousands except contracts

See accompanying notes.

Schedule of Investments
Real Estate Allocation Fund
February 28, 2015 (unaudited)

INVESTMENT COMPANIES - 100.00%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class - 100.00%
Global Real Estate Securities Fund (a)		8,807		$85
Real Estate Debt Income Fund (a)		7,055		70
				$155
TOTAL INVESTMENT COMPANIES				$155
Total Investments				$155
Liabilities in Excess of Other Assets, Net - 0.00%				$—
TOTAL NET ASSETS - 100.00%				$155

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)
Fund Type				Percent
International Equity Funds				54.84%
Fixed Income Funds				45.16%
Liabilities in Excess of Other Assets, Net				0.00%
TOTAL NET ASSETS			100.00%

August 31,		August 31,							February 28,	February 28,
Affiliated Securities	2014	2014		Purchases	Purchases	Sales	Sales		2015	2015
Shares		Cost		Shares	Cost	Shares	Proceeds		Shares	Cost
Global Real Estate Securities Fund	— $	—		9,514	$91	707		$6	8,807	$85
Real Estate Debt Income Fund	—	—		7,095	71	40		1	7,055	70
		$—			$162			$7		$155

					Realized Gain/Loss				Realized Gain from
		Income			on Investments			Capital Gain Distributions
Global Real Estate Securities Fund			$—			$—	$			—
Real Estate Debt Income Fund			—			—				—
			$—			$—	$			—
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments
Real Estate Debt Income Fund
February 28, 2015 (unaudited)

			Principal				Principal
BONDS	- 97.37%		Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

	Mortgage Backed Securities - 90.53%					Mortgage Backed Securities (continued)
	Banc of America Commercial Mortgage Trust					WFRBS Commercial Mortgage Trust 2014-
	2008-1					C20
	6.27%, 02/10/2051 (a),(b)		$1,000	$962		3.99%, 05/15/2047 (a),(b)	$2,500	$2,265
	CFCRE Commercial Mortgage Trust 2011-							$40,857
	C2
	1.98%, 12/15/2047 (a),(b)		20,014	942	REITS	- 6.84%
						Hospitality Properties Trust
	Citigroup Commercial Mortgage Trust 2013-					5.00%, 08/15/2022	1,000	1,063
	GC15
	5.11%, 09/10/2046(a),(b)		2,010	2,045		Select Income REIT
	Citigroup Commercial Mortgage Trust 2015-					3.60%, 02/01/2020	2,000	2,027
	GC27							$3,090
	3.14%, 02/10/2048 (a)		2,000	2,026		TOTAL BONDS		$43,947
	COMM 2006-C8 Mortgage Trust					Total Investments		$43,947
	5.38%, 12/10/2046		2,000	2,028		Other Assets in Excess of Liabilities, Net - 2.63%		$1,185
	COMM 2013-CCRE11 Mortgage Trust					TOTAL NET ASSETS - 100.00%		$45,132
	1.19%, 10/10/2046 (a)		26,315	1,910
	COMM 2013-CCRE6 Mortgage Trust
	1.53%, 03/10/2046 (a)		15,143	975		(a)	Variable Rate. Rate shown is in effect at February 28, 2015.
	COMM 2014-CCRE17 Mortgage Trust					(b)	Security exempt from registration under Rule 144A of the Securities Act of
	4.80%, 05/10/2047 (a),(b)		1,000	987		1933. These securities may be resold in transactions exempt from
	Comm 2014-UBS2 Mortgage Trust					registration, normally to qualified institutional buyers. At the end of the
	4.20%, 03/10/2047		1,000	1,083		period, the value of these securities totaled $12,732 or 28.21% of net
	COMM 2014-UBS3 Mortgage Trust					assets.
	4.78%, 06/10/2047 (a)		1,000	1,068
	COMM 2015-LC19 Mortgage Trust
	2.87%, 02/10/2048 (a),(b)		1,000	805		Portfolio Summary (unaudited)
	Commercial Mortgage Trust 2007-GG9					Sector		Percent
	5.51%, 03/10/2039		1,000	945		Mortgage Securities		90.53%
	Credit Suisse Commercial Mortgage Trust					Financial		6.84%
	Series 2006-C2					Other Assets in Excess of Liabilities, Net		2.63%
	5.68%, 03/15/2039 (a)		1,482	1,526
	JP Morgan Chase Commercial Mortgage					TOTAL NET ASSETS		100.00%
	Securities Trust 2007-LDP10
	5.46%, 01/15/2049		2,000	2,078
	JPMBB Commercial Mortgage Securities
	Trust 2013-C12
	4.09%, 07/15/2045 (a)		460	437
	Merrill Lynch Mortgage Trust 2005-CIP1
	5.14%, 07/12/2038 (a)		2,500	2,530
	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C14
	1.30%, 02/15/2047 (a)		21,164	1,456
	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C15
	4.90%, 04/15/2047 (a)		1,000	1,077
	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C18
	3.92%, 10/15/2047 (a)		2,000	2,168
	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C20
	4.16%, 02/15/2048 (a)		1,000	1,029
	UBS-Barclays Commercial Mortgage Trust
	2012	-C4
	1.85%, 12/10/2045(a),(b)		9,727	973
	4.50%, 12/10/2045 (a),(b)		1,000	998
	Wachovia Bank Commercial Mortgage Trust
	Series 2006-C26
	5.97%, 06/15/2045 (a)		1,996	2,107
	Wachovia Bank Commercial Mortgage Trust
	Series 2007-C30
	5.41%, 12/15/2043 (a)		2,000	2,057
	Wachovia Bank Commercial Mortgage Trust
	Series 2007-C33
	5.94%, 02/15/2051 (a)		1,500	1,625
	Wells Fargo Commercial Mortgage Trust
	2014-L	C18
	3.96%, 12/15/2047 (a),(b)		1,500	1,323
	WFRBS Commercial Mortgage Trust 2013-
	C12
	1.49%, 03/15/2048 (a),(b)		18,150	1,432

See accompanying notes.

Schedule of Investments
Small-MidCap Dividend Income Fund
February 28, 2015 (unaudited)

COMMON STOCKS - 95.86%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Airlines - 1.87%			Healthcare - Products (continued)
Copa Holdings SA	285,892	$32,557	Teleflex Inc	182,224	$22,175
					$42,193

Automobile Manufacturers - 0.98%			Housewares - 2.72%
New Flyer Industries Inc	1,531,140	17,037	Newell Rubbermaid Inc	483,207	18,985
			Tupperware Brands Corp	395,677	28,252

Automobile Parts & Equipment - 1.35%					$47,237
Autoliv Inc (a)	209,003	23,513	Insurance - 5.96%
			AmTrust Financial Services Inc (a)	369,944	19,940
Banks - 8.18%			Arthur J Gallagher & Co	386,340	18,154
City Holding Co	150,869	6,963	HCC Insurance Holdings Inc	370,212	20,687
Cullen/Frost Bankers Inc	463,655	31,436	PartnerRe Ltd	179,648	20,570
First Financial Bancorp	349,864	6,098	Validus Holdings Ltd	579,481	24,130
FirstMerit Corp	1,334,161	24,215			$103,481
PacWest Bancorp	767,251	35,167	Internet - 2.08%
Umpqua Holdings Corp	1,352,512	22,370	j2 Global Inc	537,820	36,168
Washington Trust Bancorp Inc	422,673	15,871
		$142,120
			Investment Companies - 5.32%
Chemicals - 5.27%			Ares Capital Corp	2,140,100	37,024
Albemarle Corp	344,165	19,470	Hercules Technology Growth Capital Inc (a)	1,538,789	23,928
Cabot Corp	545,061	24,593	Oaktree Capital Group LLC (a)	399,822	21,510
Huntsman Corp	1,350,370	30,329	Triangle Capital Corp (a)	420,483	9,953
RPM International Inc	338,498	17,111			$92,415
		$91,503
			Machinery - Diversified - 3.64%
Coal - 1.22%			AGCO Corp	381,656	18,984
Alliance Resource Partners LP	535,719	21,188	Applied Industrial Technologies Inc	503,362	22,052
			IDEX Corp	287,179	22,187
Commercial Services - 0.63%					$63,223
McGrath RentCorp	341,267	10,917	Media - 1.99%
			Sinclair Broadcast Group Inc	1,259,169	34,577
Computers - 0.61%
MTS Systems Corp	147,131	10,660	Miscellaneous Manufacturing - 1.24%
			Crane Co	322,440	21,549
Diversified Financial Services - 1.65%
Fly Leasing Ltd ADR	376,857	5,634	Oil & Gas - 5.15%
FNF Group	625,966	22,986	Calumet Specialty Products Partners LP	527,211	14,678
		$28,620	Helmerich & Payne Inc	209,911	14,077
Electric - 4.41%			HollyFrontier Corp	403,032	17,729
Allete Inc	329,703	18,081	Suburban Propane Partners LP	414,983	18,317
Alliant Energy Corp	312,017	19,845	Vermilion Energy Inc	546,624	24,583
Great Plains Energy Inc	288,270	7,671			$89,384
ITC Holdings Corp	362,619	14,044	Oil & Gas Services - 0.50%
PNM Resources Inc	596,962	17,043	Frank's International NV	493,871	8,771
		$76,684

Electrical Components & Equipment - 1.53%			Packaging & Containers - 1.33%
Hubbell Inc	130,712	14,875	Packaging Corp of America	279,788	23,183
Littelfuse Inc	117,190	11,757

		$26,632	Pipelines - 2.83%
Electronics - 2.88%			Atlas Pipeline Partners LP	1,308,006	34,832
Avnet Inc	637,783	29,217	EnLink Midstream Partners LP	531,207	14,268
Garmin Ltd	418,333	20,762			$49,100

		$49,979	REITS - 16.43%
Food - 1.19%			Agree Realty Corp	430,427	14,131
B&G Foods Inc	305,408	8,750	Alexandria Real Estate Equities Inc	174,578	16,744
Ingredion Inc	144,010	11,839	BioMed Realty Trust Inc	1,265,207	28,138
		$20,589	Capstead Mortgage Corp	1,905,944	22,814
			Colony Financial Inc	1,340,377	33,791
Gas - 1.16%			CYS Investments Inc	2,185,103	19,862
ONE Gas Inc	298,547	12,423	Digital Realty Trust Inc	388,276	25,774
Vectren Corp	173,015	7,725	EastGroup Properties Inc	96,093	6,054
		$20,148	EPR Properties	449,265	27,410
Hand & Machine Tools - 2.72%			Hatteras Financial Corp	1,344,775	24,677
Lincoln Electric Holdings Inc	338,546	23,373	Medical Properties Trust Inc	2,294,755	34,742
Snap-on Inc	162,559	23,934	Omega Healthcare Investors Inc	782,176	31,334
		$47,307			$285,471

Healthcare - Products - 2.43%			Semiconductors - 2.49%
STERIS Corp	310,265	20,018	Maxim Integrated Products Inc	517,374	17,795

See accompanying notes.

				Schedule of Investments
	Small-MidCap Dividend Income Fund
				February 28, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Semiconductors (continued)
Microchip Technology Inc (a)	496,301			$25,445
				$43,240

Software - 1.88%
Broadridge Financial Solutions Inc	293,940			15,646
Computer Programs & Systems Inc	323,078			16,994
				$32,640

Telecommunications - 1.45%
Consolidated Communications Holdings Inc	231,160			4,919
Harris Corp	262,067			20,357
				$25,276

Toys, Games & Hobbies - 2.21%
Hasbro Inc (a)	615,011			38,324

Trucking & Leasing - 0.56%
TAL International Group Inc	232,770			9,714

TOTAL COMMON STOCKS				$1,665,400
INVESTMENT COMPANIES - 5.71%	Shares Held	Value	(000	's)

Publicly Traded Investment Fund - 5.71%
Goldman Sachs Financial Square Funds -	45,528,210			45,528
Government Fund (b)
JP Morgan US Government Money Market	53,695,031			53,695
Fund
				$99,223
TOTAL INVESTMENT COMPANIES				$99,223
Total Investments				$1,764,623
Liabilities in Excess of Other Assets, Net - (1.57)%				$(27,342)
TOTAL NET ASSETS - 100.00%				$1,737,281

(a)			Security or a portion of the security was on loan at the end of the period.
(b)			Security was purchased with the cash proceeds from securities loans.

Portfolio Summary (unaudited)
Sector				Percent
Financial				37.54%
Industrial				13.90%
Energy				9.70%
Consumer, Cyclical				9.13%
Exchange Traded Funds				5.71%
Utilities				5.57%
Communications				5.52%
Basic Materials				5.27%
Technology				4.98%
Consumer, Non-cyclical				4.25%
Liabilities in Excess of Other Assets, Net				(1.57)%
TOTAL NET ASSETS				100.00%

See accompanying notes.

Glossary to the Schedule of Investments
February 28, 2015 (unaudited)

Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Rouble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD/$	United States Dollar
ZAR	South African Rand

See accompanying notes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC.
				(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends Distributions		Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
BLUE CHIP FUND
Institutional shares
2015	(b)	$15.14	$0.04	$1.26	$1.30	($0.09)	($0.38)	($0.47)	$15.97
2014		12.44	0.12	2.62	2.74	(0.04)	–	(0.04)	15.14
2013		10.64	0.18	1.69	1.87	(0.06)	(0.01)	(0.07)	12.44
2012	(f)	10.00	0.02	0.62	0.64	–	–	–	10.64

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS,INC.
(unaudited)

							Ratio of Net
			Ratio of Expenses		Ratio of Gross		Investment Income
		Net Assets, End of	to Average Net		Expenses to Average		to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Net Assets		Assets		Turnover Rate

8.78	%(c)	$572,729	0.71	%(d)	0.71%(d),(e)		0.51	%(d)	24.2	%(d)
22.07		421,601	0.72		0.72	(e)	0.85		34.4
17.74		179,732	0.75		0.95	(e)	1.46		1.3
6.40	(c)	5,321	0.75	(d)	4.83 (d)	,(e)	0.87	(d)	7.3	(d)

(a)	Calculated based on average shares outstanding during the period.
(b)	Six months ended February 28, 2015.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Excludes expense reimbursement from Manager.
(f)	Period from June 14, 2012, date operations commenced, through August 31, 2012.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS,INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
BOND MARKET INDEX FUND
Class J shares
2015	(b)	$10.94	$0.06	$0.11	$0.17	($0.16)	($0.02)	($0.18)	$10.93
2014		10.63	0.14	0.36	0.50	(0.19)	–	(0.19)	10.94
2013		11.17	0.11	(0.47)	(0.36)	(0.17)	(0.01)	(0.18)	10.63
2012		10.86	0.16	0.36	0.52	(0.21)	–	(0.21)	11.17
2011		10.65	0.21	0.16	0.37	(0.14)	(0.02)	(0.16)	10.86
2010	(g)	10.17	0.08	0.40	0.48	–	–	–	10.65
Institutional shares
2015	(b)	11.01	0.08	0.26	0.34	(0.22)	(0.02)	(0.24)	11.11
2014		10.71	0.20	0.35	0.55	(0.25)	–	(0.25)	11.01
2013		11.27	0.17	(0.48)	(0.31)	(0.24)	(0.01)	(0.25)	10.71
2012		10.95	0.23	0.36	0.59	(0.27)	–	(0.27)	11.27
2011		10.71	0.28	0.17	0.45	(0.19)	(0.02)	(0.21)	10.95
2010	(i)	10.00	0.18	0.53	0.71	–	–	–	10.71
R-1 shares
2015	(b)	10.93	0.04	0.13	0.17	(0.14)	(0.02)	(0.16)	10.94
2014		10.60	0.11	0.35	0.46	(0.13)	–	(0.13)	10.93
2013		11.15	0.07	(0.47)	(0.40)	(0.14)	(0.01)	(0.15)	10.60
2012		10.85	0.13	0.36	0.49	(0.19)	–	(0.19)	11.15
2011		10.65	0.18	0.17	0.35	(0.13)	(0.02)	(0.15)	10.85
2010	(i)	10.00	0.12	0.53	0.65	–	–	–	10.65
R-2 shares
2015	(b)	10.92	0.05	0.11	0.16	(0.13)	(0.02)	(0.15)	10.93
2014		10.61	0.12	0.36	0.48	(0.17)	–	(0.17)	10.92
2013		11.16	0.09	(0.47)	(0.38)	(0.16)	(0.01)	(0.17)	10.61
2012		10.86	0.15	0.35	0.50	(0.20)	–	(0.20)	11.16
2011		10.66	0.20	0.17	0.37	(0.15)	(0.02)	(0.17)	10.86
2010	(i)	10.00	0.13	0.53	0.66	–	–	–	10.66
R-3 shares
2015	(b)	10.92	0.06	0.11	0.17	(0.16)	(0.02)	(0.18)	10.91
2014		10.61	0.14	0.36	0.50	(0.19)	–	(0.19)	10.92
2013		11.19	0.11	(0.49)	(0.38)	(0.19)	(0.01)	(0.20)	10.61
2012		10.89	0.16	0.36	0.52	(0.22)	–	(0.22)	11.19
2011		10.67	0.22	0.17	0.39	(0.15)	(0.02)	(0.17)	10.89
2010	(i)	10.00	0.14	0.53	0.67	–	–	–	10.67
R-4 shares
2015	(b)	10.95	0.07	0.12	0.19	(0.17)	(0.02)	(0.19)	10.95
2014		10.65	0.16	0.35	0.51	(0.21)	–	(0.21)	10.95
2013		11.21	0.13	(0.48)	(0.35)	(0.20)	(0.01)	(0.21)	10.65
2012		10.90	0.19	0.36	0.55	(0.24)	–	(0.24)	11.21
2011		10.68	0.24	0.17	0.41	(0.17)	(0.02)	(0.19)	10.90
2010	(i)	10.00	0.15	0.53	0.68	–	–	–	10.68
R-5 shares
2015	(b)	10.97	0.08	0.11	0.19	(0.18)	(0.02)	(0.20)	10.96
2014		10.66	0.17	0.36	0.53	(0.22)	–	(0.22)	10.97
2013		11.23	0.14	(0.48)	(0.34)	(0.22)	(0.01)	(0.23)	10.66
2012		10.92	0.20	0.36	0.56	(0.25)	–	(0.25)	11.23
2011		10.69	0.25	0.17	0.42	(0.17)	(0.02)	(0.19)	10.92
2010	(i)	10.00	0.16	0.53	0.69	–	–	–	10.69

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.
					(unaudited)

							Ratio of Net
			Ratio of Expenses		Ratio of Gross		Investment Income
		Net Assets, End of	to Average Net		Expenses to Average		to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Net Assets		Assets		Turnover Rate

1.62%(c),(d)		$25,944	0.79%	(e)	0.83%(e),(f)		1.10%	(e)	505.4%	(e)
4.76	(d)	25,535	0.79		0.87	(f)	1.34		162.0
(3.34	) (d)	25,256	0.77		0.97	(f)	1.04		131.7
4.84	(d)	31,642	0.89		1.07	(f)	1.47		144.0
3.56	(d)	30,271	0.87		1.01	(f)	2.00		84.6
4.72 (c)	,(d)	29,318	1.29	(e)	1.37 (e)	,(f)	1.57	(e)	216.8	(e)

3.10	(c)	1,103,455	0.23	(e)	0.27 (e)	,(h)	1.46	(e)	505.4	(e)
5.25		922,012	0.26		0.26	(h)	1.88		162.0
(2.88)		1,462,194	0.26		0.26	(h)	1.54		131.7
5.50		1,553,862	0.26		0.26	(h)	2.06		144.0
4.30		965,143	0.27		0.27	(h)	2.60		84.6
7.10	(c)	530,223	0.26	(e)	0.26 (e)	,(h)	2.54	(e)	216.8	(e)

1.45 (c)	,(j)	1,510	1.12	(e)	1.16 (e)	,(h)	0.76	(e)	505.4	(e)
4.38		1,290	1.14		1.14	(h)	1.00		162.0
(3.68)		1,513	1.14		1.14	(h)	0.68		131.7
4.57		2,253	1.14		1.14	(h)	1.20		144.0
3.31		1,538	1.14		1.14	(h)	1.73		84.6
6.50	(c)	2,133	1.15	(e)	1.16 (e)	,(h)	1.70	(e)	216.8	(e)

1.53	(c)	3,684	0.99	(e)	1.03 (e)	,(h)	0.90	(e)	505.4	(e)
4.55		4,006	1.01		1.01	(h)	1.13		162.0
(3.54)		3,985	1.01		1.01	(h)	0.81		131.7
4.67		4,794	1.01		1.01	(h)	1.33		144.0
3.50		3,469	1.01		1.01	(h)	1.86		84.6
6.60	(c)	3,814	1.02	(e)	1.02 (e)	,(h)	1.83	(e)	216.8	(e)

1.59	(c)	15,408	0.81	(e)	0.85 (e)	,(h)	1.08	(e)	505.4	(e)
4.81		13,786	0.83		0.83	(h)	1.31		162.0
(3.48)		11,485	0.83		0.83	(h)	0.98		131.7
4.87		10,082	0.83		0.83	(h)	1.50		144.0
3.74		5,716	0.83		0.83	(h)	2.04		84.6
6.70	(c)	5,206	0.84	(e)	0.84 (e)	,(h)	2.01	(e)	216.8	(e)

1.72 (c)	,(j)	7,571	0.62	(e)	0.66 (e)	,(h)	1.29	(e)	505.4	(e)
4.87		7,649	0.64		0.64	(h)	1.50		162.0
(3.23)		7,137	0.64		0.64	(h)	1.17		131.7
5.16		6,175	0.64		0.64	(h)	1.74		144.0
3.90		5,894	0.64		0.64	(h)	2.23		84.6
6.80	(c)	2,675	0.65	(e)	0.65 (e)	,(h)	2.20	(e)	216.8	(e)

1.80	(c)	36,940	0.50	(e)	0.54 (e)	,(h)	1.38	(e)	505.4	(e)
5.05		56,079	0.52		0.52	(h)	1.62		162.0
(3.16)		25,057	0.52		0.52	(h)	1.29		131.7
5.25		21,032	0.52		0.52	(h)	1.80		144.0
4.05		11,004	0.52		0.52	(h)	2.35		84.6
6.90	(c)	9,296	0.53	(e)	0.52 (e)	,(h)	2.34	(e)	216.8	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Six months ended February 28, 2015.
(c)	Total return amounts have not been annualized.
(d)	Total return is calculated without the contingent deferred sales charge.
(e)	Computed on an annualized basis.
(f)	Excludes expense reimbursement from Manager and/or Distributor.
(g)	Period from March 16, 2010, date operations commenced, through August 31, 2010.
(h)	Excludes expense reimbursement from Manager.
(i)	Period from December 30, 2009, date operations commenced, through August 31, 2010.
(j)	Total return is calculated using the traded net asset value which may differ from the reported net asset value.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS,INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
CREDIT OPPORTUNITIES EXPLORER FUND
Institutional shares
2015	(b)	$10.00	$0.17	($0.17)	$–	($0.17)	$–	($0.17)	$9.83
DIVERSIFIED REAL ASSET FUND
Institutional shares
2015	(g)	13.21	0.05	(0.77)	(0.72)	(0.13)	(0.13)	(0.26)	12.23
2014		11.81	0.22	1.45	1.67	(0.16)	(0.11)	(0.27)	13.21
2013		11.99	0.20	0.07	0.27	(0.15)	(0.30)	(0.45)	11.81
2012		11.87	0.14	0.30	0.44	(0.04)	(0.28)	(0.32)	11.99
2011		10.14	0.15	1.64	1.79	(0.04)	(0.02)	(0.06)	11.87
2010	(h)	10.00	0.05	0.11	0.16	(0.02)	–	(0.02)	10.14
R-6 shares
2015	(i)	12.07	0.01	0.15	0.16	–	–	–	12.23
DYNAMIC HIGH YIELD EXPLORER FUND
Institutional shares
2015	(b)	10.00	0.20	(0.23)	(0.03)	(0.20)	–	(0.20)	9.77
GLOBAL MULTI-STRATEGY FUND
Institutional shares
2015	(g)	11.14	(0.02)	0.34	0.32	(0.10)	(0.17)	(0.27)	11.19
2014		10.54	–	0.71	0.71	(0.03)	(0.08)	(0.11)	11.14
2013		10.35	0.04	0.29	0.33	–	(0.14)	(0.14)	10.54
2012	(k)	10.00	(0.03)	0.38	0.35	–	–	–	10.35
GLOBAL OPPORTUNITIES FUND
Institutional shares
2015	(g)	13.28	0.06	0.08	0.14	(0.12)	(1.21)	(1.33)	12.09
2014		10.91	0.14	2.30	2.44	(0.07)	–	(0.07)	13.28
2013	(l)	10.00	0.10	0.81	0.91	–	–	–	10.91

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL FUNDS, INC. (unaudited)

Ratio of Expenses to
Average Net Assets
(Excluding
					Dividends and				Ratio of Net
			Ratio of Expenses		Interest Expense on		Ratio of Gross		Investment Income
		Net Assets, End of	to Average Net		Shorts and Short Sale		Expenses to Average		to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Fees)		Net Assets		Assets		Turnover Rate

(0.12)%(c),(d)		$9,827	0.70%	(e)	N/A		1.11%(e),(f)		3.75%	(e)	479.3	%(e)

(5.40)	(c)	2,898,447	0.85	(e)	N/A		–		0.89	(e)	60.6	(e)
14.35		2,485,224	0.86		N/A		–		1.74		67.3
2.31		1,438,209	0.87		N/A		0.87	(f)	1.65		78.7
3.93		974,865	0.87		N/A		0.87	(f)	1.23		107.3
17.74		553,852	0.87		N/A		0.87	(f)	1.31		59.7
1.57	(c)	173,814	0.90	(e)	N/A		0.90 (e)	,(f)	1.16	(e)	38.1	(e)

1.33	(c)	10	0.88	(e)	N/A		247.98 (e)	,(f)	0.53	(e)	60.6	(e)

(0.23	) (c)	7,326	0.75	(e)	N/A		1.30 (e)	,(f)	4.36	(e)	120.4	(e)

3.00	(c)	2,477,898	2.07	(e)	1.62% (e),(j)		2.07 (e)	,(f)	(0.36	) (e)	147.1	(e)
6.84		1,524,051	2.17		1.63	(j)	2.17	(f)	0.00		166.4
3.23		932,801	2.26		1.65	(j)	2.28	(f)	0.34		135.6
3.50	(c)	475,314	2.35	(e)	1.65 (e)	,(j)	2.38 (e)	,(f)	(0.31	) (e)	196.0	(e)

1.57	(c)	1,346,198	0.84	(e)	N/A		0.84 (e)	,(f)	0.94	(e)	147.5	(e)
22.41		1,403,422	0.84		N/A		0.84	(f)	1.14		128.4
9.10	(c)	1,104,538	0.90	(e)	N/A		0.90 (e)	,(f)	1.34	(e)	190.4	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Period from September 10, 2014, date operations commenced, through February 28, 2015.
(c)	Total return amounts have not been annualized.
(d)	Total return is calculated using the traded net asset value which may differ from the reported net asset value.
(e)	Computed on an annualized basis.
(f)	Excludes expense reimbursement from Manager.
(g)	Six months ended February 28, 2015.
(h)	Period from March 16, 2010, date operations commenced, through August 31, 2010.
(i)	Period from December 31, 2014, date operations commenced, through February 28, 2015.
(j)	Excludes dividends and interest expense on short sales and short sale fees. See "Operating Policies" in notes to financial statements.
(k)	Period from October 24, 2011, date operations commenced, through August 31, 2012.
(l)	Period from December 28, 2012, date operations commenced, through August 31, 2013.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS,INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
INTERNATIONAL EQUITY INDEX FUND
Institutional shares
2015	(b)	$10.70	$0.07	($0.26)	($0.19)	($0.26)	($0.02)	($0.28)	$10.23
2014		10.91	0.31	1.34	1.65	(0.32)	(1.54)	(1.86)	10.70
2013		9.51	0.28	1.43	1.71	(0.31)	–	(0.31)	10.91
2012		9.80	0.31	(0.36)	(0.05)	(0.23)	(0.01)	(0.24)	9.51
2011		9.10	0.28	0.60	0.88	(0.17)	(0.01)	(0.18)	9.80
2010	(f)	10.00	0.17	(1.07)	(0.90)	–	–	–	9.10
R-1 shares
2015	(b)	10.40	0.02	(0.25)	(0.23)	(0.20)	(0.02)	(0.22)	9.95
2014		10.69	0.21	1.30	1.51	(0.26)	(1.54)	(1.80)	10.40
2013		9.34	0.22	1.37	1.59	(0.24)	–	(0.24)	10.69
2012		9.66	0.26	(0.39)	(0.13)	(0.18)	(0.01)	(0.19)	9.34
2011		9.05	0.19	0.60	0.79	(0.17)	(0.01)	(0.18)	9.66
2010	(f)	10.00	0.12	(1.07)	(0.95)	–	–	–	9.05
R-2 shares
2015	(b)	10.63	0.03	(0.25)	(0.22)	(0.18)	(0.02)	(0.20)	10.21
2014		10.89	0.25	1.31	1.56	(0.28)	(1.54)	(1.82)	10.63
2013		9.52	0.23	1.40	1.63	(0.26)	–	(0.26)	10.89
2012		9.70	0.28	(0.39)	(0.11)	(0.06)	(0.01)	(0.07)	9.52
2011		9.05	0.20	0.60	0.80	(0.14)	(0.01)	(0.15)	9.70
2010	(f)	10.00	0.09	(1.04)	(0.95)	–	–	–	9.05
R-3 shares
2015	(b)	10.51	0.04	(0.25)	(0.21)	(0.21)	(0.02)	(0.23)	10.07
2014		10.77	0.25	1.31	1.56	(0.28)	(1.54)	(1.82)	10.51
2013		9.41	0.25	1.38	1.63	(0.27)	–	(0.27)	10.77
2012		9.71	0.28	(0.37)	(0.09)	(0.20)	(0.01)	(0.21)	9.41
2011		9.07	0.28	0.54	0.82	(0.17)	(0.01)	(0.18)	9.71
2010	(f)	10.00	0.10	(1.03)	(0.93)	–	–	–	9.07
R-4 shares
2015	(b)	10.62	0.05	(0.26)	(0.21)	(0.22)	(0.02)	(0.24)	10.17
2014		10.85	0.27	1.33	1.60	(0.29)	(1.54)	(1.83)	10.62
2013		9.46	0.27	1.38	1.65	(0.26)	–	(0.26)	10.85
2012		9.76	0.27	(0.35)	(0.08)	(0.21)	(0.01)	(0.22)	9.46
2011		9.08	0.27	0.57	0.84	(0.15)	(0.01)	(0.16)	9.76
2010	(f)	10.00	0.17	(1.09)	(0.92)	–	–	–	9.08
R-5 shares
2015	(b)	10.64	0.05	(0.26)	(0.21)	(0.23)	(0.02)	(0.25)	10.18
2014		10.86	0.28	1.34	1.62	(0.30)	(1.54)	(1.84)	10.64
2013		9.48	0.28	1.39	1.67	(0.29)	–	(0.29)	10.86
2012		9.77	0.31	(0.37)	(0.06)	(0.22)	(0.01)	(0.23)	9.48
2011		9.08	0.27	0.59	0.86	(0.16)	(0.01)	(0.17)	9.77
2010	(f)	10.00	0.09	(1.01)	(0.92)	–	–	–	9.08

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.
					(unaudited)

							Ratio of Net
			Ratio of Expenses		Ratio of Gross		Investment Income
		Net Assets, End of	to Average Net		Expenses to Average		to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Net Assets		Assets		Turnover Rate

(1.65)%	(c)	$712,559	0.32%	(d)	0.32%(d),(e)		1.36%	(d)	40.8%	(d)
15.97		677,283	0.33		0.33	(e)	2.87		45.8
18.16		424,630	0.34		0.34	(e)	2.67		46.2
(0.27)		786,891	0.32		0.32	(e)	3.37		53.5
9.59		534,403	0.37		0.38	(e)	2.69		31.4
(9.00	) (c)	343,101	0.35	(d)	0.38 (d)	,(e)	2.74	(d)	48.3	(d)

(1.99) (c),(g)		557	1.20	(d)	1.20 (d)	,(e)	0.43	(d)	40.8	(d)
14.89		334	1.20		1.20	(e)	1.97		45.8
17.19		123	1.24		1.24	(e)	2.08		46.2
(1.20)		70	1.19		1.19	(e)	2.86		53.5
8.64		22	1.26		1.26	(e)	1.85		31.4
(9.50	) (c)	9	1.23	(d)	3.25 (d)	,(e)	1.92	(d)	48.3	(d)

(1.96	) (c)	939	1.07	(d)	1.07 (d)	,(e)	0.63	(d)	40.8	(d)
15.05		1,203	1.07		1.07	(e)	2.27		45.8
17.30		490	1.11		1.11	(e)	2.19		46.2
(1.11)		209	1.06		1.06	(e)	2.97		53.5
8.79		61	1.13		1.13	(e)	1.87		31.4
(9.50	) (c)	47	1.10	(d)	1.90 (d)	,(e)	1.43	(d)	48.3	(d)

(1.92	) (c)	14,121	0.89	(d)	0.89 (d)	,(e)	0.79	(d)	40.8	(d)
15.28		12,323	0.89		0.89	(e)	2.34		45.8
17.51		8,197	0.93		0.93	(e)	2.37		46.2
(0.81)		3,045	0.88		0.88	(e)	3.05		53.5
8.90		1,068	0.95		0.95	(e)	2.68		31.4
(9.30	) (c)	55	0.92	(d)	1.76 (d)	,(e)	1.54	(d)	48.3	(d)

(1.86	) (c)	11,625	0.70	(d)	0.70 (d)	,(e)	1.03	(d)	40.8	(d)
15.57		13,822	0.70		0.70	(e)	2.52		45.8
17.68		7,801	0.74		0.74	(e)	2.53		46.2
(0.60)		4,414	0.69		0.69	(e)	2.97		53.5
9.15		4,078	0.76		0.76	(e)	2.53		31.4
(9.20	) (c)	1,089	0.73	(d)	0.77 (d)	,(e)	2.78	(d)	48.3	(d)

(1.81	) (c)	37,290	0.58	(d)	0.58 (d)	,(e)	1.11	(d)	40.8	(d)
15.71		37,859	0.58		0.58	(e)	2.62		45.8
17.84		24,896	0.62		0.62	(e)	2.65		46.2
(0.48)		13,305	0.57		0.57	(e)	3.34		53.5
9.33		4,069	0.64		0.64	(e)	2.53		31.4
(9.20	) (c)	1,652	0.61	(d)	0.66 (d)	,(e)	1.48	(d)	48.3	(d)

(a)	Calculated based on average shares outstanding during the period.
(b)	Six months ended February 28, 2015.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Excludes expense reimbursement from Manager.
(f)	Period from December 30, 2009, date operations commenced, through August 31, 2010.
(g)	Total return is calculated using the traded net asset value which may differ from the reported net asset value.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

		Net Asset	Net	Net Realized
		Value,	Investment	and Unrealized	Total From	Net Asset		Net Assets, End of
		Beginning	Income	Gain (Loss) on	Investment	Value, End		Period (in
		of Period	(Loss)(a)	Investments	Operations	of Period	Total Return	thousands)
INTERNATIONAL SMALL COMPANY FUND
Institutional shares
2015	(b)	$9.07	($0.01)	$0.65	$0.64	$9.71	7.06%(c)	$120
ORIGIN EMERGING MARKETS FUND
Institutional shares
2015	(f)	10.00	(0.01)	(0.22)	(0.23)	9.77	(2.10) (c),(g)	24,859
R-6 shares
2015	(f)	10.00	(0.01)	(0.22)	(0.23)	9.77	(2.10) (c),(g)	98

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS,INC.
(unaudited)

				Ratio of Net
Ratio of Expenses		Ratio of Gross		Investment Income
to Average Net		Expenses to Average		to Average Net		Portfolio
Assets		Net Assets		Assets		Turnover Rate

1.20	%(d)	28.98%(d),(e)		(0.35	)%(d)	67.2	%(d)

1.25	(d)	3.36 (d)	,(e)	(1.16	) (d)	41.6	(d)

1.26	(d)	4.39 (d)	,(e)	(0.91	) (d)	41.6	(d)

(a)	Calculated based on average shares outstanding during the period.
(b)	Period from December 31, 2014, date operations commenced, through February 28, 2015.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Excludes expense reimbursement from Manager.
(f)	Period from January 23, 2015, date operations commenced, through February 28, 2015.
(g)	Total return is calculated using the traded net asset value which may differ from the reported net asset value.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS,INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
PREFERRED SECURITIES FUND
Class J shares
2015	(b)	$10.34	$0.24	$0.06	$0.30	($0.26)	($0.18)	($0.44)	$10.20
2014		9.97	0.51	0.65	1.16	(0.52)	(0.27)	(0.79)	10.34
2013		10.17	0.51	(0.12)	0.39	(0.53)	(0.06)	(0.59)	9.97
2012		9.65	0.55	0.55	1.10	(0.55)	(0.03)	(0.58)	10.17
2011		9.70	0.55	0.01	0.56	(0.55)	(0.06)	(0.61)	9.65
2010	(g)	8.74	0.47	0.97	1.44	(0.48)	–	(0.48)	9.70
Institutional shares
2015	(b)	10.51	0.27	0.05	0.32	(0.28)	(0.18)	(0.46)	10.37
2014		10.12	0.56	0.66	1.22	(0.56)	(0.27)	(0.83)	10.51
2013		10.31	0.57	(0.12)	0.45	(0.58)	(0.06)	(0.64)	10.12
2012		9.78	0.61	0.55	1.16	(0.60)	(0.03)	(0.63)	10.31
2011		9.82	0.62	0.01	0.63	(0.61)	(0.06)	(0.67)	9.78
2010	(g)	8.84	0.53	0.99	1.52	(0.54)	–	(0.54)	9.82
R-1 shares
2015	(b)	10.46	0.22	0.07	0.29	(0.24)	(0.18)	(0.42)	10.33
2014		10.08	0.47	0.66	1.13	(0.48)	(0.27)	(0.75)	10.46
2013		10.28	0.48	(0.13)	0.35	(0.49)	(0.06)	(0.55)	10.08
2012		9.75	0.53	0.55	1.08	(0.52)	(0.03)	(0.55)	10.28
2011		9.79	0.53	0.02	0.55	(0.53)	(0.06)	(0.59)	9.75
2010	(g)	8.82	0.46	0.98	1.44	(0.47)	–	(0.47)	9.79
R-2 shares
2015	(b)	10.42	0.23	0.06	0.29	(0.25)	(0.18)	(0.43)	10.28
2014		10.04	0.48	0.66	1.14	(0.49)	(0.27)	(0.76)	10.42
2013		10.24	0.49	(0.12)	0.37	(0.51)	(0.06)	(0.57)	10.04
2012		9.71	0.54	0.55	1.09	(0.53)	(0.03)	(0.56)	10.24
2011		9.75	0.54	0.02	0.56	(0.54)	(0.06)	(0.60)	9.71
2010	(g)	8.79	0.47	0.97	1.44	(0.48)	–	(0.48)	9.75
R-3 shares
2015	(b)	10.45	0.24	0.06	0.30	(0.26)	(0.18)	(0.44)	10.31
2014		10.07	0.51	0.65	1.16	(0.51)	(0.27)	(0.78)	10.45
2013		10.26	0.51	(0.11)	0.40	(0.53)	(0.06)	(0.59)	10.07
2012		9.73	0.56	0.55	1.11	(0.55)	(0.03)	(0.58)	10.26
2011		9.78	0.56	0.01	0.57	(0.56)	(0.06)	(0.62)	9.73
2010	(g)	8.81	0.49	0.98	1.47	(0.50)	–	(0.50)	9.78
R-4 shares
2015	(b)	10.44	0.25	0.06	0.31	(0.27)	(0.18)	(0.45)	10.30
2014		10.06	0.53	0.65	1.18	(0.53)	(0.27)	(0.80)	10.44
2013		10.25	0.53	(0.11)	0.42	(0.55)	(0.06)	(0.61)	10.06
2012		9.72	0.58	0.55	1.13	(0.57)	(0.03)	(0.60)	10.25
2011		9.77	0.59	–	0.59	(0.58)	(0.06)	(0.64)	9.72
2010	(g)	8.80	0.50	0.98	1.48	(0.51)	–	(0.51)	9.77
R-5 shares
2015	(b)	10.47	0.25	0.06	0.31	(0.27)	(0.18)	(0.45)	10.33
2014		10.09	0.53	0.66	1.19	(0.54)	(0.27)	(0.81)	10.47
2013		10.28	0.55	(0.12)	0.43	(0.56)	(0.06)	(0.62)	10.09
2012		9.75	0.59	0.55	1.14	(0.58)	(0.03)	(0.61)	10.28
2011		9.79	0.60	0.01	0.61	(0.59)	(0.06)	(0.65)	9.75
2010	(g)	8.81	0.49	1.01	1.50	(0.52)	–	(0.52)	9.79

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.
					(unaudited)

							Ratio of Net
			Ratio of Expenses		Ratio of Gross		Investment Income
		Net Assets, End of	to Average Net		Expenses to Average		to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Net Assets		Assets		Turnover Rate

3.05%(c),(d)		$42,886	1.17%	(e)	1.18%(e),(f)		4.72%	(e)	12.8%	(e)
12.24	(d)	39,563	1.20		1.28	(f)	5.02		20.1
3.74	(d)	33,590	1.27		1.47	(f)	4.91		31.5
11.96	(d)	30,976	1.28		1.46	(f)	5.74		22.9
5.80	(d)	28,544	1.33		1.46	(f)	5.57		16.8
16.97 (c)	,(d)	27,450	1.45	(e)	1.51 (e)	,(f)	6.19	(e)	23.4	(e)

3.21	(c)	2,153,657	0.75	(e)	–		5.15	(e)	12.8	(e)
12.76		2,033,946	0.75		–		5.48		20.1
4.32		1,884,821	0.75		0.75	(h)	5.42		31.5
12.49		1,754,687	0.75		0.75	(h)	6.25		22.9
6.43		1,519,392	0.76		0.76	(h)	6.16		16.8
17.67	(c)	1,292,939	0.75	(e)	–		6.89	(e)	23.4	(e)

2.88	(c)	1,553	1.58	(e)	–		4.28	(e)	12.8	(e)
11.78		1,751	1.59		–		4.66		20.1
3.38		1,761	1.58		–		4.58		31.5
11.60		1,686	1.59		–		5.44		22.9
5.56		1,328	1.60		–		5.28		16.8
16.77	(c)	1,458	1.60	(e)	–		6.01	(e)	23.4	(e)

2.90	(c)	1,517	1.45	(e)	–		4.48	(e)	12.8	(e)
11.98		845	1.46		–		4.75		20.1
3.51		1,009	1.45		–		4.70		31.5
11.80		1,065	1.46		–		5.55		22.9
5.72		731	1.47		–		5.39		16.8
16.86	(c)	919	1.47	(e)	–		6.14	(e)	23.4	(e)

2.96	(c)	4,042	1.27	(e)	–		4.64	(e)	12.8	(e)
12.13		4,074	1.28		–		4.98		20.1
3.81		4,107	1.27		–		4.91		31.5
11.96		4,161	1.28		–		5.73		22.9
5.80		3,704	1.29		–		5.59		16.8
17.09	(c)	1,962	1.29	(e)	–		6.37	(e)	23.4	(e)

2.97 (c)	,(i)	1,792	1.08	(e)	–		4.83	(e)	12.8	(e)
12.35		1,221	1.09		–		5.22		20.1
4.01		1,436	1.08		–		5.11		31.5
12.17		709	1.09		–		5.98		22.9
5.99		923	1.10		–		5.85		16.8
17.29	(c)	2,130	1.10	(e)	–		6.55	(e)	23.4	(e)

3.11	(c)	3,888	0.96	(e)	–		4.95	(e)	12.8	(e)
12.45		3,350	0.97		–		5.24		20.1
4.12		4,963	0.96		–		5.27		31.5
12.28		2,402	0.97		–		6.00		22.9
6.23		1,528	0.98		–		5.93		16.8
17.46	(c)	656	0.98	(e)	–		6.31	(e)	23.4	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Six months ended February 28, 2015.
(c)	Total return amounts have not been annualized.
(d)	Total return is calculated without the contingent deferred sales charge.
(e)	Computed on an annualized basis.
(f)	Excludes expense reimbursement from Manager and/or Distributor.
(g)	Ten months ended August 31, 2010. Effective in 2010, the fund’s fiscal year end was changed from October 31 to August 31.
(h)	Excludes expense reimbursement from Manager.
(i)	Total return is calculated using the traded net asset value which may differ from the reported net asset value.

See accompanying notes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC.
				(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
REAL ESTATE ALLOCATION FUND
Institutional shares
2015	(b)	$10.00	$0.02	$0.21	$0.23	$–	$–	$–	$10.23
REAL ESTATE DEBT INCOME FUND
Institutional shares
2015	(b)	10.00	0.05	(0.03)	0.02	(0.04)	–	(0.04)	9.98
SMALL-MIDCAP DIVIDEND INCOME FUND
Institutional shares
2015	(g)	14.40	0.22	0.05	0.27	(0.19)	(0.31)	(0.50)	14.17
2014		12.29	0.43	2.25	2.68	(0.31)	(0.26)	(0.57)	14.40
2013		10.49	0.41	1.78	2.19	(0.36)	(0.03)	(0.39)	12.29
2012		9.30	0.40	1.21	1.61	(0.42)	–	(0.42)	10.49
2011	(h)	10.00	0.09	(0.79)	(0.70)	–	–	–	9.30

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.
					(unaudited)

							Ratio of Net
			Ratio of Expenses		Ratio of Gross		Investment Income
		Net Assets, End of	to Average Net		Expenses to Average		to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Net Assets		Assets		Turnover Rate

2.30%	(c)	$10	0.15%	(d)	425.13%(d),(e)		1.01%	(d)	50.2%	(d)

0.14 (c)	,(f)	22,600	0.70	(d)	1.10 (d)	,(e)	3.29	(d)	91.9	(d)

2.04	(c)	793,996	0.86	(d)	–		3.21	(d)	26.9	(d)
22.19		554,543	0.80		–		3.14		18.2
21.32		353,059	0.82		–		3.54		18.5
17.87		280,303	0.84		–		4.06		19.1
(7.00	) (c)	212,818	0.86	(d)	–		3.79	(d)	43.5	(d)

(a)	Calculated based on average shares outstanding during the period.
(b)	Period from December 31, 2014, date operations commenced, through February 28, 2015.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Excludes expense reimbursement from Manager.
(f)	Total return is calculated using the traded net asset value which may differ from the reported net asset value.
(g)	Six months ended February 28, 2015.
(h)	Period from June 6, 2011, date operations commenced, through August 31, 2011.

See accompanying notes.

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS,INC.
February 28, 2015 (unaudited)

As a shareholder of Principal Funds, Inc., you incur two types of costs: (1) transaction costs (for Class J shares only), including contingent deferred sales charges; and (2) ongoing costs, including management fees; distribution fees (for certain share classes); and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds. As a shareholder of Real Estate Allocation Fund, the fund will indirectly bear its pro rata share of expenses incurred by the investment companies in which the fund invests. These expenses are not included in the fund’s annualized expense ratio used to calculate the expenses paid in this example. If they were, the expenses would be higher.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2014 to February 28, 2015), unless otherwise noted.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. R-1, R-2, R-3, R-4, and R-5 classes of shares may be purchased only through retirement plans. Such plans may impose fees in addition to those charged by the Fund. These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

			Actual				Hypothetical
				Expenses Paid				Expenses Paid
				During Period				During Period
		Beginning	Ending	September 1,		Beginning	Ending	September 1,
		Account Value	Account Value	2014	to	Account Value	Account Value	2014	to	Annualized
		September 1,	February 28,	February 28,		September 1,	February 28,	February 28,		Expense
		2014	2015	2015	(a)	2014	2015	2015	(a)	Ratio
	Blue Chip Fund
	Institutional	$1,000.00	$1,087.81	$3.68		$1,000.00	$1,021.27	$3.56		0.71%

	Bond Market Index Fund
	Class J	1,000.00	1,016.19	3.95		1,000.00	1,020.88	3.96		0.79
	Institutional	1,000.00	1,030.97	1.16		1,000.00	1,023.65	1.15		0.23
R	-1	1,000.00	1,014.55	5.59		1,000.00	1,019.24	5.61		1.12
R	-2	1,000.00	1,015.32	4.95		1,000.00	1,019.89	4.96		0.99
R	-3	1,000.00	1,015.87	4.05		1,000.00	1,020.78	4.06		0.81
R	-4	1,000.00	1,017.16	3.10		1,000.00	1,021.72	3.11		0.62
R	-5	1,000.00	1,017.99	2.50		1,000.00	1,022.32	2.51		0.50

	Credit Opportunities Explorer Fund
	Institutional	1,000.00	998.79	3.28	(b)	1,000.00	1,021.32	3.51		0.70

	Diversified Real Asset Fund
	Institutional	1,000.00	945.96	4.10		1,000.00	1,020.58	4.26		0.85
R	-6	1,000.00	1,013.26	1.43	(d)	1,000.00	1,020.43	4.41		0.88

	Dynamic High Yield Explorer Fund
	Institutional	1,000.00	997.73	3.51	(b)	1,000.00	1,021.08	3.76		0.75

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
February 28, 2015 (unaudited)

			Actual				Hypothetical
				Expenses Paid				Expenses Paid
				During Period				During Period
		Beginning	Ending	September 1,		Beginning	Ending	September 1,
		Account Value	Account Value	2014	to	Account Value	Account Value	2014	to	Annualized
		September 1,	February 28,	February 28,		September 1,	February 28,	February 28,		Expense
		2014	2015	2015	(a)	2014	2015	2015	(a)	Ratio
	Global Multi-Strategy Fund
	Institutional	$1,000.00	$1,029.97	$10.42		$1,000.00	$1,014.53	$10.34		2.07%

	Global Multi-Strategy Fund (Excluding Dividends and
	Interest Expense on Shorts and Short Sale Fees)
	Institutional	1,000.00	1,030.00	8.15		1,000.00	1,016.66	8.13		1.62

	Global Opportunities Fund
	Institutional	1,000.00	1,015.75	4.20		1,000.00	1,020.63	4.21		0.84

	International Equity Index Fund
	Institutional	1,000.00	983.45	1.57		1,000.00	1,023.21	1.61		0.32
R	-1	1,000.00	980.10	5.89		1,000.00	1,018.84	6.01		1.20
R	-2	1,000.00	980.42	5.25		1,000.00	1,019.49	5.36		1.07
R	-3	1,000.00	980.79	4.37		1,000.00	1,020.38	4.46		0.89
R	-4	1,000.00	981.44	3.44		1,000.00	1,021.32	3.51		0.70
R	-5	1,000.00	981.90	2.85		1,000.00	1,021.92	2.91		0.58

	International Small Company Fund
	Institutional	1,000.00	1,070.56	2.01	(d)	1,000.00	1,018.84	6.01		1.20

	Origin Emerging Markets Fund
	Institutional	1,000.00	979.00	1.22	(c)	1,000.00	1,018.60	6.26		1.25
R	-6	1,000.00	979.00	1.23	(c)	1,000.00	1,018.55	6.31		1.26

	Preferred Securities Fund
	Class J	1,000.00	1,030.51	5.89		1,000.00	1,018.99	5.86		1.17
	Institutional	1,000.00	1,032.09	3.78		1,000.00	1,021.08	3.76		0.75
R	-1	1,000.00	1,028.82	7.95		1,000.00	1,016.96	7.90		1.58
R	-2	1,000.00	1,028.98	7.29		1,000.00	1,017.60	7.25		1.45
R	-3	1,000.00	1,029.60	6.39		1,000.00	1,018.50	6.36		1.27
R	-4	1,000.00	1,029.72	5.44		1,000.00	1,019.44	5.41		1.08
R	-5	1,000.00	1,031.14	4.83		1,000.00	1,020.03	4.81		0.96

	Real Estate Allocation Fund
	Institutional	1,000.00	1,023.00	0.25	(d)	1,000.00	1,024.05	0.75		0.15

	Real Estate Debt Income Fund
	Institutional	1,000.00	1,001.42	1.13	(d)	1,000.00	1,021.32	3.51		0.70

	Small-MidCap Dividend Income Fund
	Institutional	1,000.00	1,020.42	4.31		1,000.00	1,020.53	4.31		0.86

(a) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(b) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period (September 10, 2014 to February 28, 2015), multiplied by 171/365 (to reflect the period since inception).

(c) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period (January 23, 2015 to February 28, 2015), multiplied by 36/365 (to reflect the period since inception).

(c) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period (January 23, 2015 to February 28, 2015), multiplied by 36/365 (to reflect the period since inception).

(d) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period (December 31, 2014 to February 28, 2015), multiplied by 59/365 (to reflect the period since inception).

FUND DIRECTORS AND OFFICERS

Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Variable Contracts Funds, Inc. which is also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term or until reaching age 72. Directors considered to be “interested persons” as defined in the Investment Company Act of 1940, as amended, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.

The following directors are considered not to be “interested persons” as defined in the 1940 Act

		Number of	Other
Name,		Portfolios in Fund	Directorships
Position Held with the Fund,	Principal Occupation(s)	Complex Overseen by	Held by Director
Year of Birth	During past 5 years	Director	During Past 5 Years
Elizabeth Ballantine	Principal, EBA Associates	120	Durango Herald, Inc;
Director since 2004			McClatchy
Member, Nominating and Governance			Newspapers, Inc.
Committee
1948

Leroy T. Barnes, Jr.	Retired.	120	McClatchy
Director since March 2012			Newspapers, Inc.;
Member, Audit Committee			Herbalife Ltd.; Frontier
1951			Communications, Inc.;
			Longs Drug Stores

Craig Damos	President, The Damos	120	Hardin Construction
Director since 2008	Company. Formerly, CEO, The		Company
Member, Audit Committee	Weitz Company
Member, 15(c) Committee
1954

Mark A. Grimmett	Executive Vice President and	120	None
Director since 2004	CFO, Merle Norman Cosmetics,
Member, Nominating and Governance	Inc.
Committee
Member, 15(c) Committee
Member, Executive Committee
1960

Fritz S. Hirsch	CEO, MAM USA	120	Focus Products Group
Director since 2005	Formerly, President, Sassy, Inc.
Member, Operations Committee
Member, 15(c) Committee
1951

Tao Huang	Formerly, Chief Operating	120	Armstrong World
Director since March 2012	Officer, Morningstar, Inc.		Industries, Inc.
Member, Operations Committee
Member, 15(c) Committee
1962

William C. Kimball	Partner, Kimball – Porter	120	Casey’s General Stores,
Director since 1999	Investments L.L.C.		Inc.
Member, Nominating and Governance
Committee
1947

Karen (“Karrie”) McMillan	Formerly, General Counsel,	120	None
Director since September 2014	Investment Company Institute
Member, Operations Committee
1961
Daniel Pavelich	Retired.	120	None
Director since 2007
Member, Audit Committee
1944

The following directors are considered to be “interested persons” as defined in the 1940 Act, as amended, because of an affiliation with the Manager and Principal Life.

Number of
		Portfolios in Fund	Other
Name,		Complex	Directorships
Position Held with the Fund,	Principal Occupation(s)	Overseen by	Held by Director
Year of Birth	During past 5 years	Director	During Past 5 Years
Michael J. Beer	Executive Vice President, Principal	120	None
Director since 2012	Funds Distributor, Inc. (“PFD”)
Executive Vice President	Vice President/Mutual Funds and
Member, Executive Committee	Broker Dealer, Principal Life
1961	Insurance Company (“PLIC”)
Director, Principal Management
Corporation, (the “Manager”)
Executive Vice President/ Chief
Operating Officer, the Manager
Director, Princor
President, Princor
Director, Principal Shareholder
Services (“PSS”) since 2011
President, PSS since 2011

Nora M. Everett	Director, Edge Asset Management,	120	None
Director since 2008	Inc. (“Edge”) (2008-2011)
President, CEO, and Chairman	Director, Finisterre Capital LLP since
Member, Executive Committee	2011
1959	Director, Origin Asset Management
LLP since 2011
Chairman, Principal Financial
Advisors, Inc. (“PFA”) since 2010
Chairman, PFD since 2011
Senior Vice President/Retirement and
Investor Services, PLIC
Chairman, the Manager since 2011
President, the Manager since 2008
Chairman, Princor since 2011
Chief Executive Officer, Princor since
2009
Chairman, PSS since 2011

Correspondence intended for each Director who is other than an Interested Director may be sent to 711 High Street, Des Moines, IA

50392.

The following table presents officers of the Funds.

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Randy L. Bergstrom	Counsel, Principal Global Investors, LLC (“PGI”)
Assistant Tax Counsel	Counsel, PLIC
711 High Street, Des Moines, IA 50392
1955

Tracy Bollin	Chief Financial Officer, PFA since 2010
Chief Financial Officer	Assistant Controller, PFD (2007-2010)
711 High Street, Des Moines, IA 50392	Chief Financial Officer, PFD since 2010
1970	Chief Financial Officer, the Manager since 2010
Financial Controller, the Manager (2008-2010)
Assistant Controller, Princor (2009-2010)
Chief Financial Officer, Princor since 2010
Assistant Controller, PSS (2007-2010)
Chief Financial Officer, PSS since 2010

David J. Brown	Senior Vice President, PFD
Chief Compliance Officer	Vice President/Compliance, PLIC
711 High Street, Des Moines, IA 50392	Senior Vice President, the Manager
1960	Senior Vice President, Princor
Senior Vice President, PSS

Teresa M. Button	Vice President/Treasurer, Edge since 2011
Treasurer	Vice President/Treasurer, PFA since 2011
711 High Street, Des Moines, IA 50392	Vice President/Treasurer, PFD since 2011
1963	Vice President/Treasurer, PGI since 2011
Vice President/Treasurer, PLIC since 2011
Vice President/Treasurer, the Manager since 2011
Vice President/Treasurer, Post since 2011
Vice President/Treasurer, Principal-REI since 2011
Vice President/Treasurer, Princor since 2011
Vice President/Treasurer, PSS since 2011
Treasurer, Spectrum since 2011

Ernie H. Gillum	Vice President/Chief Compliance Officer, the Manager
Vice President, Assistant Secretary	Vice President/Chief Compliance Officer, PSS
711 High Street, Des Moines, IA 50392
1955

Carolyn F. Kolks	Counsel, PGI
Assistant Tax Counsel	Counsel, PLIC
711 High Street, Des Moines, IA 50392
1962

Jennifer A. Mills	Counsel, PFD (2009-2013)
Assistant Counsel	Counsel, PLIC
711 High Street, Des Moines, IA 50392	Counsel, the Manager (2009-2013, 2014 - present)
1973	Counsel, Princor (2009-2013)
Counsel, PSS (2009-2013)

Layne A. Rasmussen	Vice President/Controller – Principal Funds, the Manager
Vice President and Controller
711 High Street, Des Moines, IA 50392
1958

Greg Reymann	Assistant General Counsel, PLIC since 2014
Assistant Counsel	VP, Chief Compliance Officer and Chief Risk Officer, Transamerica Asset
711 High Street, Des Moines, IA 50392	Management, Inc. (“TAM”) (2010-2012)
1958	Assistant General Counsel, Transamerica Asset Management Group (2013-2014)
Vice President/CFTC Principal, TAM (2013-2014)

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Britney L. Schnathorst	Counsel, PLIC since 2013
Assistant Counsel	Prior thereto, Attorney in Private Practice
711 High Street, Des Moines, IA 50392
1981

Adam U. Shaikh	Counsel, PFD (2006-2013)
Assistant Counsel	Counsel, PLIC
711 High Street, Des Moines, IA 50392	Counsel, the Manager (2007-2013, 2014 - present)
1972	Counsel, Princor (2007-2013)
Counsel, PSS (2007-2013)

Dan Westholm	Assistant Vice President/Treasury, PFA since 2013
Assistant Treasurer	Director – Treasury, PFA (2011-2013)
711 High Street, Des Moines, IA 50392	Assistant Vice President/Treasury, PFD since 2013
1966	Director – Treasury, PFD (2011-2013)
Assistant Vice President/Treasury, PLIC
Assistant Vice President/Treasury, the Manager
Assistant Vice President/Treasury, Princor since 2013
Director – Treasury, Princor (2008-2009, 2011-2013)
Assistant Vice President/Treasury, PSS

Beth Wilson	Vice President, the Manager (2007-2013)
Vice President and Secretary	Vice President, Princor (2007-2009)
711 High Street, Des Moines, IA 50392
1956

Clint Woods	Associate General Counsel, AEGON USA Investment Management, LLC (2003-
Assistant Counsel	2012)
711 High Street, Des Moines, IA 50392	Assistant General Counsel, Assistant Corporate Secretary, Governance Officer,
1961	PLIC since 2013

The 15(c) Committee assists the Board in performing the annual review of the Fund’s advisory and sub-advisory agreements pursuant to Section 15(c) of the 1940 Act.

The Audit Committee selects the independent auditors for the Fund and oversees the activities of the independent auditors as well as the internal auditors. The committee also receives reports about accounting and financial matters affecting the Fund.

The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board.

The Nominating and Governance Committee selects and nominates all candidates who are not “interested persons” of the Fund for election to the Board. The committee also oversees the structure and efficiency of the Board of Directors and the committees the Board establishes.

The Operations Committee oversees the provision of administrative and distribution services to the Funds, communications with the Funds’ shareholders, and provides review and oversight of the Funds’ operations.

Additional information about the Fund is available in the Prospectuses dated December 31, 2014, and the Statement of Additional Information dated December 31, 2014. These documents may be obtained free of charge by writing or telephoning Principal Funds Distributor, Inc., P.O. Box 10423, Des Moines, IA 50306. Telephone 1-800-222-5852.

PROXY VOTING POLICIES

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning Principal Funds Distributor, Inc., at 1-800-222-5852, or at www.sec.gov.

SCHEDULES OF INVESTMENTS

The Fund files complete schedules of investments with the Securities and Exchange Commission as of May 31 and November 30 of each year on Form N-Q. The Fund’s Form N-Q can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330.

BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS

During the period covered by this report, the Board of Directors of Principal Funds, Inc. (“PFI”) approved (1) an amended and restated subadvisory agreement with Principal Global Investors LLC (“PGI”) and an amended and restated management agreement with Principal Management Corporation (the “Manager”) related to the addition of the Dynamic High Yield Explorer Fund and the Credit Opportunities Explorer Fund; (2) the annual review and renewal of the Management Agreement between PFI and the Manager and various sub-advisory agreements for all Funds; (3) an amended and restated subadvisory agreement with Origin Asset Management LLP (“Origin”) and an amended and restated management agreement with the Manager related to the addition of the Origin Emerging Markets Fund; (4) an amended and restated subadvisory agreement with Principal Real Estate Investors, LLC (“Principal-REI”) and an amended and restated management agreement with the Manager related to the addition of the Real Estate Allocation Fund; (5) an amended and restated subadvisory agreement with Principal-REI and an amended and restated management agreement with the Manager related to the addition of the Real Estate Debt Income Fund.

Dynamic High Yield Explorer Fund and Credit Opportunities Explorer Fund Advisory Agreements

On June 9, 2014, the Board met to consider, on behalf of the newly established Dynamic High Yield Explorer Fund and Credit Opportunities Explorer Fund (each, a “Fund” and together, the “Funds”), the approval of: (1) an amended and restated management agreement (“Management Agreement”) between PFI, for each Fund, and the Manager and (2) an amended and restated subadvisory agreement (“Subadvisory Agreement”) between the Manager and PGI (the “Subadvisor”) for each Fund. (The Management Agreement and the Subadvisory Agreement are together referred to as the “Advisory Agreements.”)

Based upon its review, the Board concluded that it was in the best interests of each Fund to approve the Advisory Agreements. In reaching this conclusion, no single factor was determinative in the Board’s analysis, but rather the Board considered a variety of factors.

With respect to the Management Agreement, the Board considered, among other factors, that the Manager has had a long-term relationship with PFI funds and has demonstrated a commitment to support the PFI funds. The Board concluded that a long-term relationship with a capable, conscientious adviser is in the best interests of each Fund. The Board considered various factors, including the following, and made certain findings and conclusions with regard thereto, in approving the Advisory Agreements.

Nature, Quality and Extent of Services

The Board considered the nature, quality and extent of services to be provided under the Management Agreement, including administrative services. The Board noted that, in connection with the 2013 annual renewal of the Management Agreements for the other PFI funds, the Board had: (1) reviewed the services provided by the Manager to the other PFI funds under the Management Agreements; (2) considered the experience and skills of senior management leading fund operations, the experience and skills of the personnel performing the functions under the Management Agreements and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel, and the organizational depth and stability of the Manager and concluded that appropriate resources were provided under the Management Agreements for the PFI funds; (3) considered the program developed by the Manager for identifying, recommending, monitoring and replacing subadvisors for the PFI Funds and concluded that this due diligence process was working well; and (4) considered the compliance program established by the Manager and the level of compliance attained by the PFI funds. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services to be provided by the Manager to each Fund under the Management Agreement are expected to be satisfactory.

The Board considered the nature, quality and extent of services to be provided under the Subadvisory Agreement. The Board considered the reputation, qualifications and background of the Subadvisor, investment approach of the Subadvisor, the experience and skills of the Subadvisor’s investment personnel who would be responsible for the day-to-day management of each Fund, and the resources made available to such personnel. The Board noted that the Subadvisor currently provides subadvisory services for other PFI Funds and series of Principal Variable Contracts Funds, Inc., and that the Board had reviewed and had approved for renewal those subadvisory agreements at its September 2013 Board meeting. In addition, the Board considered the Manager’s program for recommending, monitoring and replacing subadvisors and that the Manager recommended the Subadvisor based upon that program. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services to be provided by the Subadvisor to each Fund under the Subadvisory Agreement are expected to be satisfactory.

Investment Performance

As each Fund is a newly created series, the Board did not review performance of the Funds since no track record was available.

For the Dynamic High Yield Explorer Fund, the Board reviewed the historical performance returns as of March 31, 2014 of the Subadvisor in three composites (bank loans, short duration high yield and high yield), each with an investment strategy that the Fund may utilize during a full market cycle, as compared to relevant benchmark indexes and to a relevant Morningstar category for one-year, three-year, five-year and since inception (July 1, 2008 for bank loans, March 1, 2010 for short duration high yield and March 1, 2009 for high yield) periods, as applicable. The Board concluded, based on the information provided, that the historical investment performance record of the Subadvisor was satisfactory.

For the Credit Opportunities Explorer Fund, the Board reviewed the historical performance returns as of March 31, 2014 of the Subadvisor in a composite with an investment strategy similar to the proposed portfolio strategy for the Fund, as compared to a relevant benchmark index and to a relevant Morningstar category for three-month, one-year and since inception (January 1, 2012) periods. The Board concluded, based on the information provided, that the historical investment performance record of the Subadvisor was satisfactory.

Fees, Economies of Scale and Profitability

The Board considered each Fund’s proposed management and subadvisory fees. With respect to the proposed management fees, the Board considered the fees proposed to be paid to the Subadvisor. The Board also received information from the Manager, based on data supplied by Lipper Inc., comparing the proposed management fee to advisory fees of funds with similar investment objectives. The Board also considered whether there are economies of scale with respect to the services to be provided to each Fund under the Management Agreement. The Board noted that each Fund’s proposed management fee schedule includes breakpoints and concluded that the proposed management fee schedules each reflect an appropriate recognition of economies of scale at currently anticipated asset levels.

With respect to the subadvisory fees proposed to be paid to the Subadvisor, the Board noted that the Manager compensates the Subadvisor from its own management fee so that shareholders pay only the management fee. The Board considered whether there are economies of scale with respect to the subadvisory services to be provided under the Subadvisory Agreement. The Board concluded that, although the proposed subadvisory fee schedules do not include breakpoints, the Subadvisor’s fee schedules are appropriate at currently anticipated asset levels.

In addition, in evaluating the management and subadvisory fees, the Board considered the estimated profitability of each Fund to the Manager. The Board reviewed the anticipated expense ratio of each class of each Fund and considered that the Manager proposed to cap the total expense ratios for the classes at certain levels through December 29, 2015. On the basis of the information provided, the Board concluded that the proposed management and subadvisory fees for each Fund were reasonable.

Other Benefits

The Board also considered the character and amount of other incidental benefits to be received by the Manager and Subadvisor. The Board concluded that taking into account these potential benefits, the proposed management and subadvisory fees for each Fund were reasonable.

Overall Conclusions

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of each Advisory Agreement are fair and reasonable and that approval of each of the Advisory Agreements is in the best interests of each Fund.

Annual Review and Renewal of Management Agreement and Subadvisory Agreements

At its September 9, 2014 meeting, the Board performed its annual review and renewal process relating to the Management Agreement and the Subadvisory Agreements of thirteen series of PFI having a fiscal year end of 8/31 (each series is referred to as a “Fund”).

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires the Board, including a majority of the Directors who have no direct or indirect interest in the investment advisory agreements and who are not “interested persons” of PFI, as defined in the 1940 Act (the “Independent Directors”), to annually review and consider the continuation of: (1) the Management Agreement between the Manager and PFI, on behalf the Funds (2) the Subadvisory Agreements between the Manager and each of AQR Capital Management, LLC /CNH Partners, LLC; BlackRock Financial Management, Inc.; Brookfield Investment Management Inc.; Cliffwater LLC, Credit Suisse Asset Management, LLC; Edge Asset Management, Inc. (“Edge”), Finisterre Capital LLP (“Finisterre”), Graham Capital Management, L.P.; Jennison Associates LLC; Loomis, Sayles & Company, L.P.; Los Angeles Capital Management and Equity Research, Inc.; Mellon Capital Management Corporation; Origin; Pictet Asset Management SA; PGI; Principal-REI; Spectrum Asset Management, Inc. (“Spectrum”); Symphony Asset Management LLC; Tortoise Capital Advisors, LLC; Wellington Management Company LLP; and York Registered Holdings, L.P. The Management Agreement and the Sub-advisory Agreements are collectively referred to as the “Advisory Agreements.”

The Board, including the Independent Directors, considered the factors and reached the conclusions described below relating to the continuation of the Advisory Agreements. In evaluating the Advisory Agreements, the Board, including the Independent Directors, reviewed a broad range of information requested for this purpose by the Independent Directors, including, among other information, information regarding performance, advisory fees, total expenses, profitability from the Advisory Agreements to the Manager and information about economies of scale. The Board reviewed the materials provided and concluded that it was provided all information reasonably necessary to evaluate the Advisory Agreements.

Nature, Extent and Quality of Services

The Board considered the nature, quality and extent of services provided under the Management Agreement. The Board considered the experience and skills of senior management leading fund operations, the experience and skills of the personnel performing the functions under the Management Agreement and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel, and the organizational depth and stability of the Manager. The Board concluded that appropriate resources were provided under the Management Agreement. The Board also considered that, during the periods reviewed, the Manager had delegated day-to-day portfolio management responsibility to the Subadvisors, and it considered the due diligence program developed by the Manager for identifying, recommending, monitoring and replacing Subadvisors. The Board noted that the Manager applies the due diligence standards to the selection, monitoring and replacement of subadvisors and the Manager proposes the selection of the most suitable subadvisors, with a process that emphasizes Principal affiliated subadvisors, subject to the due diligence standards. The Board concluded that this due diligence process was working well. The Board also considered the compliance program established by the Manager and the level of compliance attained by the Funds. The Board noted that it had previously reviewed the annual best execution and soft dollar reports and found no issues that affected its consideration of the renewal of the Advisory Agreements. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Manager to the Funds under the Management Agreement were satisfactory.

The Board considered the nature, quality and extent of services provided under each Subadvisory Agreement. The Board considered the reputation, qualifications and background of the Subadvisor, investment approach of the Subadvisor, the experience and skills of investment personnel responsible for the day-to-day management of each Fund, and the resources made available to such personnel. The Board also considered the Subadvisors’ compliance with investment policies and general legal compliance. In addition, the Board considered the analysis provided under the Manager’s due diligence program, which resulted in the Manager recommending that each Subadvisory Agreement be continued. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Subadvisors to the Funds under the Subadvisory Agreements are satisfactory.

Investment Performance

The Board reviewed each Fund’s investment performance over longer-term periods (reviewing both the investment return during the three-year period and the blended investment return (50%/50%) of the three- and five-year periods), and compared those returns to various agreed-upon performance measures, including peer group data based upon a broad-based, industry category determined by Morningstar. For Funds or Subadvisors that did not have a three-year or five-year history, the Board reviewed performance for a one-year or three-year period, respectively, noting that certain funds had commenced operations recently and, accordingly, no performance information was considered. The Board also considered whether investment results were consistent with a Fund’s investment objective(s) and policies. For most Funds, the Board concluded that the Fund’s investment returns met acceptable levels of investment performance. There were some Funds, or certain Subadvisors for a multi-manager Fund, that had not attained during the relevant period a level of investment performance considered satisfactory by the Board. For such Funds, the Board also considered other factors, such as the longer-term performance of each such Fund. The Board concluded that the Manager has in place an effective due diligence process to monitor investment performance, to encourage remedial action and to make changes in the Subadvisor at the appropriate time, if necessary.

Investment Management Fees

The Board considered each Fund’s management fees. The Board received information, based on data supplied by Lipper Inc., comparing each Fund’s contractual management fee (at current asset levels and at theoretical asset levels), actual (after any fee waivers) management fee (at average fiscal year asset levels), actual non-management fees (at average fiscal year asset levels) and actual total expense ratio (at average fiscal year asset levels for Class A shares where available) to advisory fees and expense ratios of mutual funds in a narrow peer group selected by Lipper, or for two Funds, a custom peer group recommended by the Manager and reviewed by the Board (“Expense Group”) and a broad-based, industry category defined by Lipper (“Expense Universe”). For Funds that did not offer Class A shares or if Class A shares represented less than 5% of the Fund’s total assets, the information provided was based upon Institutional Class shares.

In evaluating the management fees, the Board considered a variety of factors, including the amount of the fees, breakpoints, comparison to fees of peer group funds and other funds managed by the Manager, subadvisory fees paid, services provided, investment performance, total net expense ratios, profitability and expense caps and fee waivers. The Board considered that certain Funds have different management fees from certain other comparable funds managed by the Manager and noted the reasons cited by the Manager for the differing fees. For most Funds, actual management fees were within the 3rd Quartile or better when compared to their Expense Group. For some Funds, although actual management fees were higher than the 3rd Quartile, total net expense ratios were within the 3rd Quartile or better.

In the Board’ review of the expense caps in place with respect to certain classes of a number of Funds, the Board considered the Manager’s proposals to extend the expense caps in place for most of such classes for an additional year and to let the expense caps for classes of certain Funds expire, based upon the individual circumstances of these Funds.

Considering all factors it deemed relevant, the Board concluded that the management fee schedule for each Fund was reasonable and appropriate in light of the nature and quality of services provided by the Manager and other relevant factors.

Profitability

The Board reviewed detailed information regarding revenues the Manager receives under the Management Agreement, as well as the estimated direct and indirect costs the Manager incurs in providing to each Fund the services described in the applicable Advisory Agreements, for the year ended December 31, 2013. The Board also considered the returns on revenue generated in connection with the payment of subadvisory fees to affiliated Subadvisors (PGI, Principal -REI, Edge, Finisterre, Origin, and Spectrum). The Board concluded that the management fee for each Fund was reasonable, taking into account the profitability percentages the Manager provided.

Economies of Scale

The Board considered whether there are economies of scale with respect to the management of each Fund and whether the Funds benefit from any such economies of scale through breakpoints in fees. The Board then reviewed the levels at which breakpoints occur and the amount of the reductions. The Board considered whether the effective management fee rate for each Fund under the applicable Management Agreement is reasonable in relation to the asset size of such Fund. The Board concluded that the fee schedule for each Fund reflects an appropriate level of sharing of any economies of scale.

The Board noted that the management fees for the International Equity Index Fund series do not include breakpoints. Although its management fee schedules do not contain breakpoints, the Board noted that the Fund has a relatively low basis point fee (25 basis points) on all Fund assets.

Subadvisory Fees, Economies of Scale and Profitability

For each Fund the Board considered the subadvisory fees, noting that the Manager compensates each Subadvisor from its own management fee, so that shareholders pay only the management fee. The Board also received industry data supplied by Lipper Inc The Board considered whether there are economies of scale with respect to the subadvisory services provided to each Fund and, if so, whether the subadvisory fees reflect such economies of scale through breakpoints in fees. In addition, in evaluating the subadvisory fees and the factor of profitability, with respect to unaffiliated Subadvisors, the Board considered that the subadvisory fee rate was negotiated at arm’s-length between the Manager and each Subadvisor. The Board considered the profitability of the affiliated Subadvisors in conjunction with its review of the profitability of the Manager.

Other Benefits to the Manager and Subadvisors

The Board also considered the character and amount of other incidental benefits received by the Manager and its affiliates and each Subadvisor from their relationships with the Funds. The Board also considered as a part of this analysis each Subadvisor’s soft dollar practices and brokerage practices. The Board concluded that management and subadvisory fees for each Fund were reasonable in light of these benefits.

Overall Conclusions

Based upon all of the information it considered and the conclusions it reached, the Board determined unanimously that the terms of each Advisory Agreement continue to be fair and reasonable and that the continuation of each Advisory Agreement, with the actions proposed by the Manager, is in the best interests of each Fund.

Origin Emerging Markets Fund Advisory Agreements

On September 8, 2014, the Board met to consider, on behalf of the newly established Origin Emerging Markets Fund series of PFI (the “Fund”), the approval of: (1) the amended and restated management agreement (“Management Agreement”) between PFI, for the Fund, and the Manager and (2) the amended and restated subadvisory agreement (“Subadvisory Agreement”) between the Manager and Origin (the “Subadviser”). (The Management Agreement and the Subadvisory Agreement are together referred to as the “Advisory Agreements.”)

Based upon its review, the Board concluded that it was in the best interests of the Fund to approve the Advisory Agreements. In reaching this conclusion, no single factor was determinative in the Board’s analysis, but rather the Board considered a variety of factors.

With respect to the Management Agreement, the Board considered, among other factors, that the Manager has had a long-term relationship with PFI Funds and has demonstrated a commitment to support the PFI Funds. The Board concluded that a long-term relationship with a capable, conscientious adviser is in the best interests of the Fund. The Board considered various factors, including the following, and made certain findings and conclusions with regard thereto, in approving the Advisory Agreements.

Nature, Quality and Extent of Services

The Board considered the nature, quality and extent of services to be provided under the Management Agreement, including administrative services. The Board noted that, in connection with the 2014 annual renewal of the Management Agreements for the other PFI funds, the Board had: (1) reviewed the services provided by the Manager to the other PFI funds under the Management Agreements; (2) considered the experience and skills of senior management leading fund operations, the experience and skills of the personnel performing the functions under the Management Agreements and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel, and the organizational depth and stability of the Manager and concluded that appropriate resources were provided under the Management Agreements for the PFI funds; (3) considered the program developed by the Manager for recommending, monitoring and replacing subadvisors for the PFI funds and concluded that this due diligence process was working well; and (4) considered the compliance program established by the Manager and the level of compliance attained by the PFI funds. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services to be provided by the Manager to the Fund under the Management Agreement are expected to be satisfactory.

The Board considered the nature, quality and extent of services to be provided under the Subadvisory Agreement. The Board considered the reputation, qualifications and background of the Subadvisor, investment approach of the Subadvisor, the experience and skills of the Subadvisor’s investment personnel who would be responsible for the day-to-day management of the Fund, and the resources made available to such personnel. The Board noted that the Subadvisor currently provides subadvisory services for another PFI fund, and that the Board had reviewed and had approved for renewal the subadvisory agreement at its September 2014 Board meeting. In addition, the Board considered the Manager’s program for recommending, monitoring and replacing subadvisors and that the Manager recommended the Subadvisor based upon that program. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services to be provided by the Subadvisor to the Fund under the Subadvisory Agreement are expected to be satisfactory.

Investment Performance

As the Fund is a newly created series, the Board did not review performance of the Fund since no track record was available. The Board reviewed the historical one-year, three-year and since-inception (January 4, 2011) performance returns as of June 30, 2014 of the Subadvisor in a composite with an investment strategy similar to the proposed portfolio strategy for the Fund, as compared to a relevant benchmark index and to a relevant Morningstar category. The Board concluded, based on the information provided, that the historical investment performance record of the Subadvisor was satisfactory.

Fees, Economies of Scale and Profitability

The Board considered the Fund’s proposed management and subadvisory fees. With respect to the proposed management fee, the Board considered the fees proposed to be paid to the Subadvisor. The Board also received information from the Manager, based on data supplied by Lipper Inc., comparing the proposed management fee to advisory fees of funds with similar investment objectives. The Board also considered whether there are economies of scale with respect to the services to be provided to the Fund under the Management Agreement. The Board noted that the proposed management fee schedule includes breakpoints, and concluded that the proposed management fee schedule reflects an appropriate recognition of economies of scale at currently anticipated asset levels.

With respect to the subadvisory fees proposed to be paid to the Subadvisor, the Board noted that the Manager compensates the Subadvisor from its own management fee so that shareholders pay only the management fee. The Board considered whether there are economies of scale with respect to the subadvisory services to be provided under the Subadvisory Agreement. The Board concluded that, although the proposed subadvisory fee schedule does not include breakpoints, the Subadvisor’s fee schedule is appropriate at currently anticipated asset levels.

In addition, in evaluating the management and subadvisory fees, the Board considered the estimated profitability of the Fund to the Manager. The Board reviewed the anticipated expense ratio of each class of the Fund and considered that the Manager proposed to cap the total expense ratios for the classes at certain levels through December 29, 2015. On the basis of the information provided, the Board concluded that the proposed management and subadvisory fees were reasonable.

Other Benefits

The Board also considered the character and amount of other incidental benefits to be received by the Manager and Subadvisor. The Board noted that the Subadvisor may use soft dollars and that the Subadvisor’s policy is to use soft dollars within the Section 28(e) safe harbor. The Board concluded that taking into account these potential benefits, the proposed management and subadvisory fees were reasonable.

Overall Conclusions

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of each Advisory Agreement are fair and reasonable and that approval of each of the Advisory Agreements is in the best interests of the Fund.

Real Estate Allocation Fund Advisory Agreements

On September 8, 2014, the Board met to consider, on behalf of the newly established Real Estate Allocation Fund series of PFI (the “Fund”), the approval of: (1) the amended and restated management agreement (“Management Agreement”) between PFI, for the Fund, and the Manager and (2) the amended and restated subadvisory agreement (“Subadvisory Agreement”) between the Manager and Principal-REI (the “Subadvisor”). (The Management Agreement and the Subadvisory Agreement are together referred to as the “Advisory Agreements.”)

Based upon its review, the Board concluded that it was in the best interests of the Fund to approve the Advisory Agreements. In reaching this conclusion, no single factor was determinative in the Board’s analysis, but rather the Board considered a variety of factors.

With respect to the Management Agreement, the Board considered, among other factors, that the Manager has had a long-term relationship with PFI funds and has demonstrated a commitment to support the PFI funds. The Board concluded that a long-term relationship with a capable, conscientious adviser is in the best interests of the Fund. The Board considered various factors, including the following, and made certain findings and conclusions with regard thereto, in approving the Advisory Agreements.

Nature, Quality and Extent of Services

The Board considered the nature, quality and extent of services to be provided under the Management Agreement, including administrative services. The Board noted that, in connection with the 2014 annual renewal of the Management Agreements for the other PFI funds, the Board had: (1) reviewed the services provided by the Manager to the other PFI funds under the Management Agreements; (2) considered the experience and skills of senior management leading fund operations, the experience and skills of the personnel performing the functions under the Management Agreements and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel, and the organizational depth and stability of the Manager and concluded that appropriate resources were provided under the Management Agreements for the PFI funds; (3) considered the program developed by the Manager for recommending, monitoring and replacing subadvisors for the PFI funds and concluded that this due diligence process was working well; and (4) considered the compliance program established by the Manager and the level of compliance attained by the PFI funds. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services to be provided by the Manager to the Fund under the Management Agreement are expected to be satisfactory.

The Board considered the nature, quality and extent of services to be provided under the Subadvisory Agreement. The Board considered the reputation, qualifications and background of the Subadvisor, investment approach of the Subadvisor, the experience and skills of the Subadvisor’s investment personnel who would be responsible for the day-to-day management of the Fund, and the resources made available to such personnel. The Board noted that the Subadvisor currently provides subadvisory services for other PFI funds and series of Principal Variable Contracts Funds, Inc., including one of the two underlying funds in which the Fund will invest its assets, and that the Board had reviewed and had approved for renewal those subadvisory agreements at its September 2014 Board meeting. The Board further noted that the Subadvisor will provide subadvisory services to the other underlying fund in which the Fund will invest its assets (a newly established PFI fund), and that the Board had reviewed and approved that fund’s subadvisory agreement at its September 2014 Board meeting. In addition, the Board considered the Manager’s program for recommending, monitoring and replacing subadvisors and that the Manager recommended the Subadvisor based upon that program. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services to be provided by the Subadvisor to the Fund under the Subadvisory Agreement are expected to be satisfactory.

Investment Performance

As the Fund is a newly created series, the Board did not review performance of the Fund since no track record was available. The Board reviewed the historical one-year, three-year, five-year and since-inception (October 1, 2007) performance returns as of June 30, 2014 of one of the two underlying funds in which the Fund will invest its assets and the historical one-year, three-year and since-inception (October 1, 2009) performance returns as of June 30, 2014 of the Subadvisor in a composite with an investment strategy similar to the proposed portfolio strategy of the other underlying fund in which the Fund will invest its assets, each as compared to a relevant benchmark index and to the relevant Morningstar category. The Board concluded, based on the information provided, that the Subadvisor is well qualified.

Fees, Economies of Scale and Profitability

The Board considered that the Fund will pay no direct management or subadvisory fees to the Manager or the Subadvisor, respectively. However, as a fund-of-funds that will invest its assets in underlying funds managed by the Manager and the Subadvisor, the Board noted that the Fund will indirectly bear its portion of the management and subadvisory fees paid by such underlying funds. The Board noted that the Board had reviewed and had approved for renewal the management and subadvisory agreements of one such underlying fund, and that the Board had reviewed and approved the management and subadvisory agreements of the other underlying fund, at its September 2014 Board meeting.

In addition, in evaluating the management and subadvisory fees, the Board considered the estimated profitability of the Fund to the Manager. The Board reviewed the anticipated expense ratio of each class of the Fund and considered that the Manager proposed to cap the total expense ratios for the classes at certain levels through December 29, 2015. On the basis of the information provided, the Board concluded that the proposed management and subadvisory fees were reasonable.

Other Benefits

The Board also considered the character and amount of other incidental benefits to be received by the Manager and Subadvisor. The Board noted that the Subadvisor will not use soft dollars given the Fund’s fund-of-funds structure. The Board concluded that, on the basis of the information provided, the proposed management and subadvisory fees were reasonable.

Overall Conclusions

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of each Advisory Agreement are fair and reasonable and that approval of each of the Advisory Agreements is in the best interests of the Fund.

Real Estate Debt Income Fund Advisory Agreements

On September 8, 2014, the Board met to consider, on behalf of the newly established Real Estate Debt Income Fund series of PFI (the “Fund”), the approval of: (1) the amended and restated management agreement (“Management Agreement”) between PFI, for the Fund, and the Manager and (2) the amended and restated subadvisory agreement (“Subadvisory Agreement”) between the Manager and Principal-REI (the “Subadvisor”). (The Management Agreement and the Subadvisory Agreement are together referred to as the “Advisory Agreements.”)

Based upon its review, the Board concluded that it was in the best interests of the Fund to approve the Advisory Agreements. In reaching this conclusion, no single factor was determinative in the Board’s analysis, but rather the Board considered a variety of factors.

With respect to the Management Agreement, the Board considered, among other factors, that the Manager has had a long-term relationship with PFI funds and has demonstrated a commitment to support the PFI funds. The Board concluded that a long-term relationship with a capable, conscientious adviser is in the best interests of the Fund. The Board considered various factors, including the following, and made certain findings and conclusions with regard thereto, in approving the Advisory Agreements.

Nature, Quality and Extent of Services

The Board considered the nature, quality and extent of services to be provided under the Management Agreement, including administrative services. The Board noted that, in connection with the 2014 annual renewal of the Management Agreements for the other PFI funds, the Board had: (1) reviewed the services provided by the Manager to the other PFI funds under the Management Agreements; (2) considered the experience and skills of senior management leading fund operations, the experience and skills of the personnel performing the functions under the Management Agreements and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel, and the organizational depth and stability of the Manager and concluded that appropriate resources were provided under the Management Agreements for the PFI funds; (3) considered the program developed by the Manager for recommending, monitoring and replacing subadvisors for the PFI funds and concluded that this due diligence process was working well; and (4) considered the compliance program established by the Manager and the level of compliance attained by the PFI funds. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services to be provided by the Manager to the Fund under the Management Agreement are expected to be satisfactory.

The Board considered the nature, quality and extent of services to be provided under the Subadvisory Agreement. The Board considered the reputation, qualifications and background of the Subadvisor, investment approach of the Subadvisor, the experience and skills of the Subadvisor’s investment personnel who would be responsible for the day-to-day management of the Fund, and the resources made available to such personnel. The Board noted that the Subadvisor currently provides subadvisory services for other PFI funds and series of Principal Variable Contracts Funds, Inc., and that the Board had reviewed and had approved for renewal those subadvisory agreements at its September 2014 Board meeting. In addition, the Board considered the Manager’s program for recommending, monitoring and replacing subadvisors and that the Manager recommended the Subadvisor based upon that program. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services to be provided by the Subadvisor to the Fund under the Subadvisory Agreement are expected to be satisfactory.

Investment Performance

As the Fund is a newly created series, the Board did not review performance of the Fund since no track record was available. The Board reviewed the historical one-year, three-year, five-year and since-inception (October 1, 2009) performance returns as of June 30, 2014 of the Subadvisor in a composite with an investment strategy similar to the proposed portfolio strategy for the Fund, as compared to a relevant benchmark index and to a relevant Morningstar category. The Board concluded, based on the information provided, that the historical investment performance record of the Subadvisor was satisfactory.

Fees, Economies of Scale and Profitability

The Board considered the Fund’s proposed management and subadvisory fees. With respect to the proposed management fee, the Board considered the fees proposed to be paid to the Subadvisor. The Board also received information from the Manager, based on data supplied by Lipper Inc., comparing the proposed management fee to advisory fees of funds with similar investment objectives. The Board also considered whether there are economies of scale with respect to the services to be provided to the Fund under the Management Agreement. The Board noted that the proposed management fee schedule includes breakpoints, and concluded that the proposed management fee schedule reflects an appropriate recognition of economies of scale at currently anticipated asset levels.

With respect to the subadvisory fees proposed to be paid to the Subadvisor, the Board noted that the Manager compensates the Subadvisor from its own management fee so that shareholders pay only the management fee. The Board considered whether there are economies of scale with respect to the subadvisory services to be provided under the Subadvisory Agreement. The Board concluded that, although the proposed subadvisory fee schedule does not include breakpoints, the Subadvisor’s fee schedule is appropriate at currently anticipated asset levels.

In addition, in evaluating the management and subadvisory fees, the Board considered the estimated profitability of the Fund to the Manager. The Board reviewed the anticipated expense ratio of each class of the Fund and considered that the Manager proposed to cap the total expense ratios for the classes at certain levels through December 29, 2015. On the basis of the information provided, the Board concluded that the proposed management and subadvisory fees were reasonable.

Other Benefits

The Board also considered the character and amount of other incidental benefits to be received by the Manager and Subadvisor. The Board noted that the Subadvisor may use soft dollars and that the Subadvisor’s policy is to use soft dollars within the Section 28(e) safe harbor. The Board concluded that taking into account these potential benefits, the proposed management and subadvisory fees were reasonable.

Overall Conclusions

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of each Advisory Agreement are fair and reasonable and that approval of each of the Advisory Agreements is in the best interests of the Fund.

Principal Funds Distributor, Inc.
711 High Street
Des Moines, IA 50392-6370

Do not use this address for business correspondence.

WE’LL GIVE YOU AN EDGE ®

principalfunds.com

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Investing involves risk, including possible loss of principal.

     This semiannual report is published as general information for the shareholders of Principal Funds. This material is not authorized for distribution unless preceded or accompanied by a current prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the funds. Investors should read the prospectus carefully before investing.

To obtain an additional prospectus, please contact your financial professional or call 800-222-5852.

Principal Funds are distributed by Principal Funds Distributor, Inc.

Not FDIC or NCUA insured

May lose value • Not a deposit • No bank or credit union guarantee Not insured by any Federal government agency

FV675-05 | 02/2015 | t15020602fn | © 2015 Principal Financial Services, Inc.

Principal Funds: Equity & Fixed-Income Funds

Semiannual Report

February 28, 2015

PRIVACY NOTICE

This Notice is provided on behalf of the following
companies of the Principal Financial Group:

Principal Life Insurance Company
Principal National Life Insurance Company
Princor Financial Services Corporation
Principal Trust Company
Principal Global Investors, LLC
Principal Global Investors Trust
Principal Real Estate Investors, LLC
Principal Commercial Acceptance, LLC
Principal Commercial Funding, LLC
Principal Green Fund I, LP / PGF GP, LLC
Edge Asset Management, Inc. / Spectrum Asset Management, Inc.
Principal Variable Contracts Funds, Inc.
Principal Life Insurance Company Variable Life Separate Account
Principal National Life Insurance Company Variable Life Separate Account
Principal Life Insurance Company Separate Account B
Principal Funds, Inc. / Principal Funds Distributor, Inc.
Employers Dental Services, Inc. / Principal Dental Services, Inc.
First Dental Health

PROTECTING YOUR PRIVACY	HOW WE SHARE INFORMATION
This Notice is required by law. It tells how we handle	Within the Principal Financial Group
personal information.	We may share personal information about you or about former
This Notice applies to:	customers, plan participants or beneficiaries within the
x people who own or apply for our products or services	Principal Financial Group for several reasons, including:
for personal use.	x to assist us in providing service;
x employee benefit plan participants and beneficiaries.	x to help design and improve products; or
Please note that in this Notice, “you” refers to only these	x with your consent, at your request or as allowed by law.
people. The Notice does not apply to an employer plan
sponsor or group policyholder.	With Others

WE PROTECT INFORMATION WE COLLECT ABOUT	In the course of doing business we may share data with others.
YOU	This could include personal information about you or about
former customers, plan participants or beneficiaries. Personal
We follow strict standards to safeguard personal	information may be shared with others for the following
information. These standards include limiting access to	reasons:
data and regularly testing our security technology.
x in response to a subpoena,
HOW WE COLLECT INFORMATION	x to prevent fraud,
We collect data about you as we do business with you.	x to comply with inquiries from government agencies or
Some of the sources of this data are as follows:	other regulators, or
x Information we obtain when you apply or enroll for	x for other legal purposes.
products or services. You may provide facts such as
your name; address; Social Security number; financial	We also may share personal information:
status; and, when applicable, health history.	x with others that service your accounts, or that perform
x Information we obtain from others. This may include	services on our behalf;
claim reports, medical records, when applicable, credit	x with others with whom we may have joint marketing
reports, property values and similar data.	agreements. These include financial services companies
x Information we obtain through our transactions	(such as other insurance companies, banks or mutual
and experience with you. This includes your claims	fund companies); and
history, payment and investment records, and account	x with other companies with your consent, at your request
values and balances.	or as allowed by law.
x Information we obtain through the Internet. This
includes data from online forms you complete. It also
includes data we collect when you visit our websites.

MM 2458-12

01/2014

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MEDICAL INFORMATION	MORE INFORMATION
We do not share medical information among companies	You may write to us if you have questions about our Privacy
of the Principal Financial Group or with others except:	Notice. Contact our Privacy Officer at P.O. Box 14582,
x when needed to service your policies, accounts,	Des Moines, Iowa 50306-3582.
claims or contracts;

x when laws protecting your privacy permit it; or	Receipt of this notice does not mean your application has been
x when you consent.	accepted.
ACCURACY OF INFORMATION	We may change our privacy practices at times. We will give
you a revised notice when required by law.
We strive for accurate records. Please tell us if you
receive any incorrect materials from us. We will make the	Our privacy practices comply with all applicable laws. If a
appropriate changes.	state’s privacy laws are more restrictive than those stated in
COMPANIES WITHIN THE PRINCIPAL FINANCIAL	this Notice, we comply with those laws.
GROUP	Your agent, broker, registered representative, consultant or
Several companies within the Principal Financial Group	advisor may have a different privacy policy.
are listed at the top of this Notice. The companies of the
Principal Financial Group are leading providers of	1-800-986-3343
retirement savings, investment, and insurance products.

MM 2458-12

01/2014

F456PS-14

CALIFORNIA PRIVACY NOTICE

This Notice is provided on behalf of the following
companies of the Principal Financial Group:

Principal Life Insurance Company
Principal National Life Insurance Company
Princor Financial Services Corporation
Principal Trust Company
Principal Global Investors, LLC
Principal Global Investors Trust
Principal Real Estate Investors, LLC
Principal Commercial Acceptance, LLC
Principal Commercial Funding, LLC
Principal Green Fund I, LP / PGF GP, LLC
Edge Asset Management, Inc. / Spectrum Asset Management, Inc.
Principal Variable Contracts Funds, Inc.
Principal Life Insurance Company Variable Life Separate Account
Principal National Life Insurance Company Variable Life Separate Account
Principal Life Insurance Company Separate Account B
Principal Funds, Inc. / Principal Funds Distributor, Inc.
Employers Dental Services, Inc. / Principal Dental Services, Inc.
First Dental Health

PROTECTING YOUR PRIVACY	HOW WE SHARE INFORMATION
This Notice is required by law. It tells how we handle	We may share personal information about you or about former
personal information.	customers, plan participants or beneficiaries among companies
This Notice applies to individual residents of California	within the Principal Financial Group or with others for several
who:	reasons, including:
x own or apply for our products or services for personal	x to assist us in servicing your account;
use.	x to protect against potential identity theft or
x are employee benefit plan participants and	unauthorized transactions;
beneficiaries.	x to comply with inquiries from government agencies or other
Please note that in this Notice, “you” refers to only these	regulators, or for other legal purposes;
people. The Notice does not apply to an employer plan	x with your consent, at your request or as allowed by law.
sponsor or group policyholder.
MEDICAL INFORMATION
WE PROTECT INFORMATION WE COLLECT ABOUT
YOU	We do not share medical information among companies of the
We follow strict standards to protect personal information.	Principal Financial Group or with others except:
These standards include limiting access to data and	x when needed to service your policies, accounts, claims
regularly testing our security technology.	or contracts;

HOW WE COLLECT INFORMATION	x when laws protecting your privacy permit it; or
We collect data about you as we do business with you.	x when you consent.

Some of the sources of this data are as follows:	ACCURACY OF INFORMATION
x Information we obtain when you apply or enroll for
products or services. You may provide facts such as	We strive for accurate records. Please tell us if you receive any
your name; address; Social Security number; financial	incorrect materials from us. We will make the appropriate
status; and, when applicable, health history.	changes.

x Information we obtain from others. This may include	COMPANIES WITHIN THE PRINCIPAL FINANCIAL
claim reports, medical records, credit reports and	GROUP
similar data.
Several companies within the Principal Financial Group are
x Information we obtain through our transactions	listed at the top of this Notice. The companies of the Principal
and experience with you. This includes your claims	Financial Group are leading providers of retirement savings,
history, payment and investment records, and account	investment, and insurance products.
values.
x Information we obtain through the Internet. This
includes data from online forms you complete. It also
includes data we receive when you visit our website.

BB 9338-11

01/2014

F445CA-11

MORE INFORMATION	Our privacy practices comply with all applicable laws.

You may write to us if you have questions about our Privacy	Your agent, broker, registered representative, consultant or
Notice. Contact our Privacy Officer at P.O. Box 14582,	advisor may have a different privacy policy.
Des Moines, Iowa 50306-3582.
1-800-986-3343
Receipt of this notice does not mean your application has been accepted.

We may change our privacy practices at times. We will give
you a revised notice when required by law.

BB 9338-11

01/2014

F456CA-11

Letter from the President	1
Financial Statements	2
Notes to Financial Statements	26
Schedules of Investments	52
Financial Highlights (Includes performance information)	126
Shareholder Expense Example	136
Supplemental Information	138

GLOBAL INVESTMENT MANAGEMENT • ASSET ALLOCATION EXPERTISE • RETIREMENT LEADERSHIP

Mike Beer
President and CEO, Principal Funds

Dear Shareholder,

Through January 2015, U.S. job growth remained strong with unemployment at 5.7 percent, while consumer spending grew at a steady 3.6 percent.1 The U.S. economy was strong, posting 2.2 percent real growth as of the end of February 2015.2 Although U.S. Treasury rates rose in early February by the end of the month the two- and 10-year Treasury rates had returned to where they started the year and the future course of Federal Reserve rate hikes remains uncertain. The strong U.S. economy has not translated to strength overseas. In addition, while the Eurozone has agreed to extend Greece’s bailout program, the country’s perilous economic situation has not been solved.

No matter what the market environment, our focus at Principal Funds has always been on consistent, long-term performance for our investors. As a testament to our commitment, we’re honored to be recognized by Barron’s as one of the top fund families for 2014. Principal Funds was named the #5 fund family based on one-year performance, #9 for the five-year timeframe, and #20 for the 10-year timeframe.3 Our solid, across-the-board performance yielded top third or better rankings for Principal Fund products across each of the five asset class categories included in the survey.

In addition, the continued growth of the Principal Financial Group® (The Principal®) into a global retirement and investment management leader has brought some exciting changes to Principal Funds. Nora Everett will move over to Retirement and Investor Services for The Principal as I transition to President and Chief Executive Officer for Principal Funds. Looking back at my 25 years with The Principal, 17 of those as Executive Vice President and Chief Operating Officer for Principal Funds, I’m proud of all we've accomplished. Looking forward, I know Principal Funds will continue to better meet the changing needs of investors and financial professionals with a growing and diversified group of mutual funds that are solid across asset classes.

At Principal Funds, we're honored to be a part of your investment strategy. And we have the solutions to help make it a success:

  Our global investment management provides you access to institutional-quality investments.
  Our asset allocation expertise provides an easier way to invest.
  Our recognized retirement leadership helps you plan for and enjoy your retirement, no matter what your stage in life.

On behalf of everyone at Principal Funds, I thank you for your business.

Mike Beer
President and CEO, Principal Funds

1 Bureau of Labor Statistics
2 St. Louis Federal Reserve

3 Past performance does not guarantee future results. Of fund companies that met the criteria, Principal Funds was ranked #5 out of 65 companies for one year, #9 out of 56 for five years, and #20 out of 48 for 10 years, all periods ended 12/31/2014. In Barron's one-year sub-category rankings, Principal Funds ranked #20 in mixed equity, #21 in world equity, #12 in U.S. equity, #21 in taxable bond, and #11 in tax-exempt bond (out of 65 fund families). Performance data used for the rankings does not account for any up-front sales charges, contingent deferred sales charges, or 12b-1 fees.

1

STATEMENTS OF ASSETS AND LIABILITIES PRINCIPAL FUNDS, INC. February 28, 2015 (unaudited)

	Blue Chip Fund		Credit Opportunities Explorer Fund	Diversified Real Asset Fund

Amounts in thousands, except per share amounts
Investment in securities--at cost	$509,374		$18,961	$3,325,028
Foreign currency--at cost	$–		$30	$21,888
Assets
Investment in securities--at value	$598,148		$18,936	$3,451,038
Foreign currency--at value	–		27	21,817
Cash	–		–	232
Deposits with counterparty	–		–	2,104
Receivables:
Dividends and interest	737		221	5,571
Expense reimbursement from Manager	1		4	14
Foreign currency contracts	–		–	2,299
Fund shares sold	78		4	3,400
Investment securities sold	1,737		1,862	15,739
OTC swap agreements--at value (premiums paid $0, $0 and $0)	–		–	2
Variation margin on financial derivative instruments	–		4	167
Prepaid directors' expenses	–		–	3
Prepaid expenses	–		2	–
Total Assets	600,701		21,060	3,502,386
Liabilities
Accrued management and investment advisory fees	310		9	2,109
Accrued distribution fees	7		2	65
Accrued transfer agent fees	3		2	118
Accrued directors' expenses	1		1	–
Accrued other expenses	42		–	159
Cash overdraft	–		1	–
Payables:
Dividends payable	–		68	–
Foreign currency contracts	–		–	1,010
Fund shares redeemed	852		–	4,018
Investment securities purchased	5,537		1,280	56,859
Options and swaptions contracts written (premiums received $0, $0 and $384)	–		–	165
OTC swap agreements--at value (premiums received $0, $0 and $0)	–		–	47
Variation margin on financial derivative instruments	–		7	135
Total Liabilities	6,752		1,370	64,685
Net Assets Applicable to Outstanding Shares	$593,949		$19,690	$3,437,701
Net Assets Consist of:
Capital shares and additional paid-in-capital	$499,597		$20,044	$3,347,355
Accumulated undistributed (overdistributed) net investment income (loss)	420		5	26,156
Accumulated undistributed (overdistributed) net realized gain (loss)	5,158		(323)	(61,118)
Net unrealized appreciation (depreciation) of investments	88,774		(33)	124,160
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	–		(3)	1,148
Total Net Assets	$593,949		$19,690	$3,437,701
Capital Stock (par value: $.01 per share):
Shares authorized	650,000		200,000	1,425,000
Net Asset Value Per Share:
Class A: Net Assets	$12,630		$9,863	$123,059
Shares Issued and Outstanding	794		1,004	10,068
Net Asset Value per share	$15.90		$9.82	$12.22
Maximum Offering Price	$16.83		$10.20	$12.70
Class C: Net Assets	$6,275		N/A	$54,519
Shares Issued and Outstanding	398			4,541
Net Asset Value per share	$15.77	(a)		$12.01	(a)
Class P: Net Assets	$2,315		N/A	$361,666
Shares Issued and Outstanding	145			29,661
Net Asset Value per share	$15.97			$12.19
Institutional: Net Assets	$572,729		$9,827	$2,898,447
Shares Issued and Outstanding	35,872		1,000	237,031
Net Asset Value per share	$15.97		$9.83	$12.23
R-6: Net Assets	N/A		N/A	$10
Shares Issued and Outstanding				1
Net Asset Value per share				$12.23

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

2

STATEMENTS OF ASSETS AND LIABILITIES PRINCIPAL FUNDS, INC. February 28, 2015 (unaudited)
	Dynamic High Yield	Global Multi-		Global
Amounts in thousands, except per share amounts	Explorer Fund	Strategy Fund		Opportunities Fund
Investment in securities--at cost	$14,917	$2,900,476		$1,237,753
Foreign currency--at cost	$–	$5,877		$9,450
Assets
Investment in securities--at value	$14,763	$3,005,504		$1,358,244
Foreign currency--at value	–	5,807		9,361
Cash	2	40,250		–
Deposits with counterparty	–	438,418		–
Receivables:
Dividends and interest	140	9,207		2,969
Expense reimbursement from Manager	5	–		3
Foreign currency contracts	–	27,132		–
Fund shares sold	1	12,503		711
Investment securities sold	1,181	26,608		30,800
OTC swap agreements--at value (premiums paid $0, $4,722 and $0)	–	11,664		–
Variation margin on financial derivative instruments	–	2,243		–
Prepaid directors' expenses	–	2		–
Prepaid expenses	3	–		–
Total Assets	16,095	3,579,338		1,402,088
Liabilities
Accrued management and investment advisory fees	7	3,365		848
Accrued distribution fees	2	61		2
Accrued transfer agent fees	2	94		2
Accrued directors' expenses	1	–		–
Accrued other expenses	–	2,290		39
Payables:
Dividends payable	62	–		–
Foreign currency contracts	–	14,348		–
Fund shares redeemed	–	1,216		45
Investment securities purchased	1,161	102,425		49,601
Options and swaptions contracts written (premiums received $0, $4,249 and $0)	–	1,878		–
Reverse repurchase agreements	–	91,608		–
Short sales (proceeds received $0, $457,672 and $0)	–	477,734		–
OTC swap agreements--at value (premiums received $0, $2,119 and $0)	–	4,740		–
Variation margin on financial derivative instruments	–	1,213		–
Total Liabilities	1,235	700,972		50,537
Net Assets Applicable to Outstanding Shares	$14,860	$2,878,366		$1,351,551
Net Assets Consist of:
Capital shares and additional paid-in-capital	$15,215	$2,766,500		$1,229,275
Accumulated undistributed (overdistributed) net investment income (loss)	(14)	(23,350)		4,779
Accumulated undistributed (overdistributed) net realized gain (loss)	(187)	38,752		(2,863)
Net unrealized appreciation (depreciation) of investments	(154)	83,846		120,491
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	–	12,618		(131)
Total Net Assets	$14,860	$2,878,366		$1,351,551
Capital Stock (par value: $.01 per share):
Shares authorized	200,000	1,450,000		650,000
Net Asset Value Per Share:
Class A: Net Assets	$7,534	$144,089		$2,852
Shares Issued and Outstanding	772	12,959		237
Net Asset Value per share	$9.76	$11.12		$12.03
Maximum Offering Price	$10.14	$11.55		$12.73
Class C: Net Assets	N/A	$47,846		$1,686
Shares Issued and Outstanding		4,357		141
Net Asset Value per share		$10.98	(a)	$11.96 (a)
Class P: Net Assets	N/A	$208,533		$815
Shares Issued and Outstanding		18,703		68
Net Asset Value per share		$11.15		$12.06
Institutional: Net Assets	$7,326	$2,477,898		$1,346,198
Shares Issued and Outstanding	750	221,493		111,332
Net Asset Value per share	$9.77	$11.19		$12.09

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

3

STATEMENTS OF ASSETS AND LIABILITIES PRINCIPAL FUNDS, INC. February 28, 2015 (unaudited)
	International Small	Opportunistic		Origin Emerging
Amounts in thousands, except per share amounts	Company Fund	Municipal Fund		Markets Fund
Investment in securities--at cost	$7,497	$29,260		$22,492
Foreign currency--at cost	$1	$–		$7,549
Assets
Investment in securities--at value	$7,788	$30,864		$22,263
Foreign currency--at value	1	–		7,541
Cash	–	1,969		15,803
Receivables:
Dividends and interest	9	395		2
Expense reimbursement from Manager	9	4		22
Fund shares sold	1	232		–
Investment securities sold	200	492		66
Prepaid expenses	–	–		7
Total Assets	8,008	33,956		45,704
Liabilities
Accrued management and investment advisory fees	6	11		11
Accrued distribution fees	1	11		1
Accrued transfer agent fees	5	2		2
Accrued custodian fees	24	–		–
Accrued directors' expenses	–	1		–
Accrued other expenses	7	23		–
Payables:
Dividends payable	–	77		–
Fund shares redeemed	3	11		–
Interest expense and fees payable	–	5		–
Investment securities purchased	214	1,487		20,634
Floating rate notes issued	–	3,065		–
Total Liabilities	260	4,693		20,648
Net Assets Applicable to Outstanding Shares	$7,748	$29,263		$25,056
Net Assets Consist of:
Capital shares and additional paid-in-capital	$7,951	$29,237		$25,372
Accumulated undistributed (overdistributed) net investment income (loss)	(37)	64		(13)
Accumulated undistributed (overdistributed) net realized gain (loss)	(457)	(1,642)		(45)
Net unrealized appreciation (depreciation) of investments	291	1,604		(229)
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	–	–		(29)
Total Net Assets	$7,748	$29,263		$25,056
Capital Stock (par value: $.01 per share):
Shares authorized	300,000	450,000		225,000
Net Asset Value Per Share:
Class A: Net Assets	$4,210	$17,793		$99
Shares Issued and Outstanding	434	1,722		10
Net Asset Value per share	$9.70	$10.33		$9.95
Maximum Offering Price	$10.26	$10.73		$10.53
Class C: Net Assets	N/A	$9,449		N/A
Shares Issued and Outstanding		915
Net Asset Value per share		$10.33	(a)
Class P: Net Assets	$3,418	$2,021		N/A
Shares Issued and Outstanding	352	196
Net Asset Value per share	$9.72	$10.34
Institutional: Net Assets	$120	N/A		$24,859
Shares Issued and Outstanding	12			2,544
Net Asset Value per share	$9.71			$9.77
R-6: Net Assets	N/A	N/A		$98
Shares Issued and Outstanding				10
Net Asset Value per share				$9.77

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

4

	STATEMENTS OF ASSETS AND LIABILITIES
	PRINCIPAL FUNDS, INC.
	February 28, 2015 (unaudited)
		Preferred		Real Estate	Real Estate Debt
Amounts in thousands, except per share amounts	Securities Fund			Allocation Fund	Income Fund
Investment in securities--at cost		$4,621,319		$–	$43,886
Investment in affiliated securities--at cost		$83,795		$155	$–
Assets
Investment in securities--at value		$4,990,539	(a)	$–	$43,947
Investment in affiliated securities--at value		87,779		155	–
Cash		–		–	975
Deposits with counterparty		415		–	–
Receivables:
Dividends and interest		50,301		–	279
Expense reimbursement from Manager		–		18	7
Fund shares sold		37,043		4	2
Investment securities sold		12,184		–	–
Prepaid directors' expenses		3		–	–
Prepaid expenses		–		–	22
	Total Assets	5,178,264		177	45,232
Liabilities
Accrued management and investment advisory fees		2,686		–	14
Accrued administrative service fees		1		–	–
Accrued distribution fees		785		–	3
Accrued service fees		2		–	–
Accrued transfer agent fees		660		2	4
Accrued custodian fees		–		–	2
Accrued directors' expenses		–		1	1
Accrued professional fees		–		4	6
Accrued registration fees		–		11	–
Accrued other expenses		154		–	–
Payables:
Dividends payable		20,024		–	70
Fund shares redeemed		10,007		–	–
Investment securities purchased		12,035		4	–
Options and swaptions contracts written (premiums received $37,272, $0 and $0)		22,359		–	–
Collateral obligation on securities loaned, at value		7,281		–	–
	Total Liabilities	75,994		22	100
Net Assets Applicable to Outstanding Shares		$5,102,270		$155	$45,132
Net Assets Consist of:
Capital shares and additional paid-in-capital		$4,701,853		$155	$45,076
Accumulated undistributed (overdistributed) net investment income (loss)		(3,712)		–	4
Accumulated undistributed (overdistributed) net realized gain (loss)		16,012		–	(9)
Net unrealized appreciation (depreciation) of investments		388,117		–	61
	Total Net Assets	$5,102,270		$155	$45,132
Capital Stock (par value: $.01 per share):
Shares authorized		2,200,000		200,000	200,000
Net Asset Value Per Share:
Class A: Net Assets		$874,457		$145	$22,532
Shares Issued and Outstanding		83,844		14	2,258
Net Asset Value per share		$10.43		$10.22	$9.98
Maximum Offering Price		$10.84		$10.81	$10.37
Class C: Net Assets		$794,113		N/A	N/A
Shares Issued and Outstanding		76,218
Net Asset Value per share		$10.42	(b)
Class J: Net Assets		$42,886		N/A	N/A
Shares Issued and Outstanding		4,205
Net Asset Value per share		$10.20	(b)
Class P: Net Assets		$1,224,365		N/A	N/A
Shares Issued and Outstanding		118,171
Net Asset Value per share		$10.36
Institutional: Net Assets		$2,153,657		$10	$22,600
Shares Issued and Outstanding		207,671		1	2,265
Net Asset Value per share		$10.37		$10.23	$9.98
R-1: Net Assets		$1,553		N/A	N/A
Shares Issued and Outstanding		151
Net Asset Value per share		$10.33
R-2: Net Assets		$1,517		N/A	N/A
Shares Issued and Outstanding		147
Net Asset Value per share		$10.28
R-3: Net Assets		$4,042		N/A	N/A
Shares Issued and Outstanding		392
Net Asset Value per share		$10.31
R-4: Net Assets		$1,792		N/A	N/A
Shares Issued and Outstanding		174
Net Asset Value per share		$10.30
R-5: Net Assets		$3,888		N/A	N/A
Shares Issued and Outstanding		376
Net Asset Value per share		$10.33

(a)	Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

5

	STATEMENTS OF ASSETS AND LIABILITIES
	PRINCIPAL FUNDS, INC.
	February 28, 2015 (unaudited)
		Small-MidCap
		Dividend
Amounts in thousands, except per share amounts		Income Fund
Investment in securities--at cost		$1,596,420
Assets
Investment in securities--at value		$1,764,623	(a)
Receivables:
Dividends and interest		3,747
Fund shares sold		8,555
Investment securities sold		14,506
	Total Assets	1,791,431
Liabilities
Accrued management and investment advisory fees		1,017
Accrued distribution fees		134
Accrued transfer agent fees		174
Accrued other expenses		42
Payables:
Fund shares redeemed		2,555
Investment securities purchased		4,700
Collateral obligation on securities loaned, at value		45,528
	Total Liabilities	54,150
Net Assets Applicable to Outstanding Shares		$1,737,281
Net Assets Consist of:
Capital shares and additional paid-in-capital		$1,554,365
Accumulated undistributed (overdistributed) net investment income (loss)		16,681
Accumulated undistributed (overdistributed) net realized gain (loss)		(1,967)
Net unrealized appreciation (depreciation) of investments		168,203
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency		(1)
	Total Net Assets	$1,737,281
Capital Stock (par value: $.01 per share):
Shares authorized		1,700,000
Net Asset Value Per Share:
Class A: Net Assets		$198,094
Shares Issued and Outstanding		14,034
Net Asset Value per share		$14.12
Maximum Offering Price		$14.94
Class C: Net Assets		$131,475
Shares Issued and Outstanding		9,373
Net Asset Value per share		$14.03	(b)
Class P: Net Assets		$613,716
Shares Issued and Outstanding		42,913
Net Asset Value per share		$14.30
Institutional: Net Assets		$793,996
Shares Issued and Outstanding		56,021
Net Asset Value per share		$14.17

(a)	Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

6

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended February 28, 2015 (unaudited)

	Blue Chip Fund	Credit Opportunities Explorer Fund(a)	Diversified Real Asset Fund(b)
Amounts in thousands
Net Investment Income (Loss)
Income:
Dividends	$3,061	$5	$22,767
Withholding tax	(64)	–	(638)
Interest	–	406	5,659
Total Income	2,997	411	27,788
Expenses:
Management and investment advisory fees	1,713	56	12,916
Distribution fees - Class A	13	12	156
Distribution fees - Class C	22	N/A	270
Registration fees - Class A	9	9	15
Registration fees - Class C	9	N/A	10
Registration fees - Class P	9	N/A	32
Registration fees - Institutional	11	10	76
Registration fees - R-6	N/A	N/A	4
Shareholder reports - Class A	1	–	15
Shareholder reports - Class C	–	N/A	7
Shareholder reports - Class P	–	N/A	37
Shareholder reports - Institutional	–	1	11
Transfer agent fees - Class A	10	3	70
Transfer agent fees - Class C	7	N/A	38
Transfer agent fees - Class P	–	N/A	328
Transfer agent fees - Institutional	–	2	361
Custodian fees	1	5	93
Directors' expenses	4	1	21
Professional fees	11	14	24
Other expenses	2	1	40
Total Gross Expenses	1,822	114	14,524
Less: Reimbursement from Manager - Class A	1	12	–
Less: Reimbursement from Manager - Class C	7	N/A	6
Less: Reimbursement from Manager - Class P	8	N/A	72
Less: Reimbursement from Manager - Institutional	–	19	–
Less: Reimbursement from Manager - R-6	N/A	N/A	4
Total Net Expenses	1,806	83	14,442
Net Investment Income (Loss)	1,191	328	13,346

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	7,029	144	(55,217)
Foreign currency transactions	–	–	4,522
Futures contracts	–	(449)	(1,302)
Options and swaptions	–	–	77
Swap agreements	–	(18)	(272)
Change in unrealized appreciation/depreciation of:
Investments	35,678	(25)	(128,482)
Futures contracts	–	(8)	(645)
Options and swaptions	–	–	151
Swap agreements	–	–	(926)
Translation of assets and liabilities in foreign currencies	–	(3)	319
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	42,707	(359)	(181,775)
Net Increase (Decrease) in Net Assets Resulting from Operations	$43,898	$(31)	$(168,429)

(a)	Period from September 10, 2014, date operations commenced, through February 28, 2015.
(b)	R-6 shares commenced operations on December 31, 2014.

See accompanying notes.

7

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended February 28, 2015 (unaudited)

	Dynamic High Yield	Global Multi-	Global
Amounts in thousands	Explorer Fund(a)	Strategy Fund	Opportunities Fund
Net Investment Income (Loss)
Income:
Dividends	$5	$8,047	$12,945
Withholding tax	–	(290)	(1,012)
Interest	349	11,059	7
Total Income	354	18,816	11,940
Expenses:
Management and investment advisory fees	45	17,237	5,588
Distribution fees - Class A	9	134	3
Distribution fees - Class C	N/A	223	10
Registration fees - Class A	10	17	9
Registration fees - Class C	N/A	10	8
Registration fees - Class P	N/A	34	9
Registration fees - Institutional	9	48	11
Shareholder reports - Class A	–	14	–
Shareholder reports - Class C	N/A	4	1
Shareholder reports - Class P	N/A	8	–
Shareholder reports - Institutional	1	3	–
Transfer agent fees - Class A	3	37	5
Transfer agent fees - Class C	N/A	22	5
Transfer agent fees - Class P	N/A	60	–
Transfer agent fees - Institutional	2	169	1
Custodian fees	5	186	33
Directors' expenses	1	13	11
Dividends and interest on securities sold short	–	4,885	–
Professional fees	14	68	14
Other expenses	1	5	3
Reverse repurchase agreement interest expense	–	62	–
Total Gross Expenses	100	23,239	5,711
Less: Reimbursement from Manager - Class A	16	–	9
Less: Reimbursement from Manager - Class C	N/A	2	10
Less: Reimbursement from Manager - Class P	N/A	–	9
Less: Reimbursement from Manager - Institutional	19	–	–
Total Net Expenses	65	23,237	5,683
Net Investment Income (Loss)	289	(4,421)	6,257

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	(186)	23,468	(968)
Foreign currency transactions	(1)	40,679	(557)
Futures contracts	–	7,910	–
Options and swaptions	–	3,702	–
Short sales	–	(18,019)	–
Swap agreements	–	246	–
Change in unrealized appreciation/depreciation of:
Investments	(154)	6,092	14,341
Futures contracts	–	(4,367)	–
Options and swaptions	–	139	–
Short sales	–	7,085	–
Swap agreements	–	3,884	–
Translation of assets and liabilities in foreign currencies	–	8,062	(109)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	(341)	78,881	12,707
Net Increase (Decrease) in Net Assets Resulting from Operations	$(52)	$74,460	$18,964

(a)	Period from September 10, 2014, date operations commenced, through February 28, 2015.

See accompanying notes.

8

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended February 28, 2015 (unaudited)

	International Small Company Fund (b)	Opportunistic Municipal Fund	Origin Emerging Markets Fund(a)
Amounts in thousands
Net Investment Income (Loss)
Income:
Dividends	$61	$9	$–
Withholding tax	(8)	–	–
Interest	–	677	–
Total Income	53	686	–
Expenses:
Management and investment advisory fees	37	66	12
Distribution fees - Class A	5	21	1
Distribution fees - Class C	N/A	46	N/A
Registration fees - Class A	11	8	4
Registration fees - Class C	N/A	7	N/A
Registration fees - Class P	10	7	N/A
Registration fees - Institutional	4	N/A	4
Registration fees - R-6	N/A	N/A	3
Shareholder reports - Class A	1	1	–
Transfer agent fees - Class A	3	4	2
Transfer agent fees - Class C	N/A	4	N/A
Custodian fees	13	–	11
Directors' expenses	2	1	–
Interest expense and fees	–	9	–
Professional fees	12	14	3
Other expenses	1	1	–
Total Gross Expenses	99	189	40
Less: Reimbursement from Manager - Class A	23	11	10
Less: Reimbursement from Manager - Class C	N/A	10	N/A
Less: Reimbursement from Manager - Class P	20	8	N/A
Less: Reimbursement from Manager - Institutional	4	N/A	9
Less: Reimbursement from Manager - R-6	N/A	N/A	8
Total Net Expenses	52	160	13
Net Investment Income (Loss)	1	526	(13)

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	(411)	69	(37)
Foreign currency transactions	(3)	–	(8)
Change in unrealized appreciation/depreciation of:
Investments	350	539	(229)
Translation of assets and liabilities in foreign currencies	–	–	(29)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	(64)	608	(303)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(63)	$1,134	$(316)

(a)	Period from January 23, 2015, date operations commenced, through February 28, 2015.
(b)	Institutional shares commenced operations on December 31, 2014.

See accompanying notes.

9

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended February 28, 2015 (unaudited)

	Preferred Securities Fund	Real Estate Allocation Fund(a)	Real Estate Debt Income Fund(a)
Amounts in thousands
Net Investment Income (Loss)
Income:
Dividends from affiliated securities	$1,106	$–	$–
Dividends	56,693	–	–
Interest	83,415	–	164
Securities lending - net	279	–	–
Total Income	141,493	–	164
Expenses:
Management and investment advisory fees	16,780	N/A	23
Distribution fees - Class A	1,051	–	5
Distribution fees - Class C	3,919	N/A	N/A
Distribution fees - Class J	50	N/A	N/A
Distribution fees - R-1	3	N/A	N/A
Distribution fees - R-2	2	N/A	N/A
Distribution fees - R-3	5	N/A	N/A
Distribution fees - R-4	1	N/A	N/A
Administrative service fees - R-1	2	N/A	N/A
Administrative service fees - R-2	1	N/A	N/A
Administrative service fees - R-3	2	N/A	N/A
Registration fees - Class A	15	5	6
Registration fees - Class C	11	N/A	N/A
Registration fees - Class J	7	N/A	N/A
Registration fees - Class P	59	N/A	N/A
Registration fees - Institutional	71	6	6
Service fees - R-1	2	N/A	N/A
Service fees - R-2	1	N/A	N/A
Service fees - R-3	5	N/A	N/A
Service fees - R-4	2	N/A	N/A
Service fees - R-5	4	N/A	N/A
Shareholder reports - Class A	62	–	–
Shareholder reports - Class C	39	N/A	N/A
Shareholder reports - Class J	7	N/A	N/A
Shareholder reports - Class P	31	N/A	N/A
Shareholder reports - Institutional	43	–	–
Transfer agent fees - Class A	395	2	2
Transfer agent fees - Class C	388	N/A	N/A
Transfer agent fees - Class J	31	N/A	N/A
Transfer agent fees - Class P	486	N/A	N/A
Transfer agent fees - Institutional	376	–	1
Custodian fees	13	–	2
Directors' expenses	35	1	1
Professional fees	19	4	6
Other expenses	27	–	–
Total Gross Expenses	23,945	18	52
Less: Reimbursement from Manager - Class A	–	11	9
Less: Reimbursement from Manager - Institutional	–	7	8
Less: Reimbursement from Distributor - Class J	2	N/A	N/A
Total Net Expenses	23,943	–	35
Net Investment Income (Loss)	117,550	–	129

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	41,891	–	(9)
Futures contracts	(632)	–	–
Options and swaptions	(19,499)	–	–
Change in unrealized appreciation/depreciation of:
Investments	(2,692)	–	61
Investments in affiliated Funds	(606)	–	–
Options and swaptions	14,913	–	–
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	33,375	–	52
Net Increase (Decrease) in Net Assets Resulting from Operations	$150,925	$–	$181

(a)	Period from December 31, 2014, date operations commenced, through February 28, 2015.

See accompanying notes.

10

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS,INC.
Six Months Ended February 28, 2015 (unaudited)

Small-MidCap
Dividend
Amounts in thousands	Income Fund
Net Investment Income (Loss)
Income:
Dividends	$29,171
Withholding tax	(250)
Interest	3
Securities lending - net	1,108
Total Income	30,032
Expenses:
Management and investment advisory fees	5,754
Distribution fees - Class A	223
Distribution fees - Class C	550
Registration fees - Class A	15
Registration fees - Class C	14
Registration fees - Class P	44
Registration fees - Institutional	22
Shareholder reports - Class A	15
Shareholder reports - Class C	7
Shareholder reports - Class P	11
Shareholder reports - Institutional	5
Transfer agent fees - Class A	111
Transfer agent fees - Class C	56
Transfer agent fees - Class P	177
Transfer agent fees - Institutional	231
Custodian fees	7
Directors' expenses	9
Professional fees	11
Other expenses	4
Total Expenses	7,266
Net Investment Income (Loss)	22,766

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	8,746
Foreign currency transactions	(47)
Change in unrealized appreciation/depreciation of:
Investments	11,429
Translation of assets and liabilities in foreign currencies	(2)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	20,126
Net Increase (Decrease) in Net Assets Resulting from Operations	$42,892

See accompanying notes.

11

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								Blue Chip Fund

								Period Ended	Year Ended
								February 28, 2015	August 31, 2014
Operations
Net investment income (loss)								$1,191	$3,285
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements								7,029	11,751
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies								35,678	56,326
			Net Increase (Decrease) in Net Assets Resulting from Operations					43,898	71,362

Dividends and Distributions to Shareholders
From net investment income								(3,203)	(1,122)
From net realized gain on investments								(13,610)	(51)
							Total Dividends and Distributions	(16,813)	(1,173)

Capital Share Transactions
Net increase (decrease) in capital share transactions								131,129	185,814
							Total Increase (Decrease) in Net Assets	158,214	256,003

Net Assets
Beginning of period								435,735	179,732
End of period (including undistributed net investment income as set forth below)								$593,949	$435,735
Undistributed (overdistributed) net investment income (loss)								$420	$2,432

	Class A		Class C		Class P	Institutional
Capital Share Transactions:
Period Ended February 28, 2015
Dollars:
Sold	$5,191		$2,797		$893		$212,078
Reinvested	258		119		41		16,383
Redeemed	(2,097)		(260)		(882)		(103,392)
Net Increase (Decrease)	$3,352		$2,656		$52		$125,069
Shares:
Sold	344		186		60		13,516
Reinvested	17		8		3		1,094
Redeemed	(140)		(18)		(62)		(6,584)
Net Increase (Decrease)	221		176		1		8,026
Year Ended August 31, 2014 (a)
Dollars:
Sold	$9,616		$3,539		$2,099		$180,161
Reinvested	6		1		–		1,165
Redeemed	(1,549)		(417)		(82)		(8,725)
Net Increase (Decrease)	$8,073		$3,123		$2,017		$172,601
Shares:
Sold	682		251		149		13,945
Reinvested	–		–		–		84
Redeemed	(109)		(29)		(5)		(631)
Net Increase (Decrease)	573		222		144		13,398

Distributions:
Period Ended February 28, 2015
From net investment income $	(17	) $	–		$(5	) $	(3,181)
From net realized gain on
investments	(253)		(119)		(36)		(13,202)
Total Dividends and Distributions $	(270	) $	(119	) $	(41	) $	(16,383)
Year Ended August 31, 2014 (a)
From net investment income $	(6	) $	(1	) $	–		$(1,115)
From net realized gain on
investments	–		–		–		(51)
Total Dividends and Distributions $	(6	) $	(1	) $	–		$(1,166)

(a)	Period from September 30, 2013, date operations commenced, through August 31, 2014 for Class A, Class C, and Class P.

See accompanying notes.

12

STATEMENT OF CHANGES IN NET ASSETS PRINCIPAL FUNDS, INC. (unaudited)

			Credit Opportunities Explorer Fund

Amounts in thousands
			Period Ended February 28, 2015 (a)

Operations
Net investment income (loss)				$328
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements				(323)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies				(36)
			Net Increase (Decrease) in Net Assets Resulting from Operations	(31)

Dividends and Distributions to Shareholders
From net investment income				(323)
			Total Dividends and Distributions	(323)

Capital Share Transactions
Net increase (decrease) in capital share transactions				20,044
			Total Increase (Decrease) in Net Assets	19,690

Net Assets
Beginning of period				–
End of period (including undistributed net investment income as set forth below)				$19,690
Undistributed (overdistributed) net investment income (loss)				$5
	Class A		Institutional
Capital Share Transactions:
Period Ended February 28, 2015(a)
Dollars:
Sold	$10,043		$10,000
Reinvested	1		–
Net Increase (Decrease)	$10,044		$10,000
Shares:
Sold	1,004		1,000
Net Increase (Decrease)	1,004		1,000

Distributions:
Period Ended February 28, 2015(a)
From net investment income$	(156	) $	(167)
From net realized gain on
investments	–		–
Total Dividends and Distributions $	(156	) $	(167)

(a)	Period from September 10, 2014, date operations commenced, through February 28, 2015.

See accompanying notes.

13

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands										Diversified Real Asset Fund

										Period Ended	Year Ended
										February 28, 2015	August 31, 2014
Operations
Net investment income (loss)										$13,346	$37,761
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements										(52,192)	41,115
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies										(129,583)	222,080
			Net Increase (Decrease) in Net Assets Resulting from Operations							(168,429)	300,956

Dividends and Distributions to Shareholders
From net investment income										(33,105)	(25,110)
From net realized gain on investments										(35,325)	(18,379)
									Total Dividends and Distributions	(68,430)	(43,489)

Capital Share Transactions
Net increase (decrease) in capital share transactions										692,513	895,098
							Total Increase (Decrease) in Net Assets			455,654	1,152,565

Net Assets
Beginning of period										2,982,047	1,829,482
End of period (including undistributed net investment income as set forth below)										$3,437,701	$2,982,047
Undistributed (overdistributed) net investment income (loss)										$26,156	$45,915
	Class A	Class C		Class P		Institutional			R-6
Capital Share Transactions:
Period Ended February 28, 2015 (a)
Dollars:
Sold	$28,490		$7,644		$98,336		$821,892		$10
Reinvested	2,068		494		6,441		55,907		–
Redeemed	(24,898)		(5,410)		(31,834)		(266,627)		–
Net Increase (Decrease)	$5,660		$2,728		$72,943		$611,172		$10
Shares:
Sold	2,268		628		7,864		65,834		1
Reinvested	172		42		534		4,623		–
Redeemed	(2,011)		(447)		(2,600)		(21,613)		–
Net Increase (Decrease)	429		223		5,798		48,844		1
Year Ended August 31, 2014
Dollars:
Sold	$65,058		$14,086	$257,617			$989,045		N/A
Reinvested	1,303		461		4,509		34,354		N/A
Redeemed	(237,911)		(13,881)		(33,305)		(186,238)		N/A
Net Increase (Decrease)	$(171,550)		$666	$228,821			$837,161		N/A
Shares:
Sold	5,257		1,150		21,065		78,518		N/A
Reinvested	109		40		377		2,866		N/A
Redeemed	(19,746)		(1,145)		(2,696)		(14,963)		N/A
Net Increase (Decrease)	(14,380)		45		18,746		66,421		N/A

Distributions:
Period Ended February 28, 2015 (a)
From net investment income $	(862	) $	–		$(3,198	) $	(29,045	) $	–
From net realized gain on
investments	(1,366)		(594)		(3,762)		(29,603)		–
Total Dividends and Distributions $	(2,228	) $	(594)		$(6,960	) $	(58,648	) $	–
Year Ended August 31, 2014
From net investment income $	(394	) $	(105	) $	(2,905	) $	(21,706)		N/A
From net realized gain on
investments	(1,003)		(467)		(2,058)		(14,851)		N/A
Total Dividends and Distributions $	(1,397	) $	(572	) $	(4,963	) $	(36,557)		N/A

(a)	Period from December 31, 2014, date operations commenced, through February 28, 2015 for R-6 shares.

See accompanying notes.

14

STATEMENT OF CHANGES IN NET ASSETS PRINCIPAL FUNDS, INC. (unaudited)

			Dynamic High Yield Explorer Fund

Amounts in thousands
			Period Ended February 28, 2015 (a)

Operations
Net investment income (loss)				$289
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements				(187)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies				(154)
			Net Increase (Decrease) in Net Assets Resulting from Operations	(52)

Dividends and Distributions to Shareholders
From net investment income				(303)
			Total Dividends and Distributions	(303)

Capital Share Transactions
Net increase (decrease) in capital share transactions				15,215
			Total Increase (Decrease) in Net Assets	14,860

Net Assets
Beginning of period				–
End of period (including undistributed net investment income as set forth below)				$14,860
Undistributed (overdistributed) net investment income (loss)				$(14)
	Class A		Institutional
Capital Share Transactions:
Period Ended February 28, 2015(a)
Dollars:
Sold	$7,724		$7,500
Reinvested	4		–
Redeemed	(13)		–
Net Increase (Decrease)	$7,715		$7,500
Shares:
Sold	773		750
Redeemed	(1)		–
Net Increase (Decrease)	772		750

Distributions:
Period Ended February 28, 2015(a)
From net investment income$	(150	) $	(153)
From net realized gain on
investments	–		–
Total Dividends and Distributions $	(150	) $	(153)

(a)	Period from September 10, 2014, date operations commenced, through February 28, 2015.

See accompanying notes.

15

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								Global Multi-Strategy Fund

								Period Ended	Year Ended
								February 28, 2015	August 31, 2014
Operations
Net investment income (loss)								$(4,421)	$(905)
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements								57,986	33,373
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies								20,895	55,911
			Net Increase (Decrease) in Net Assets Resulting from Operations					74,460	88,379

Dividends and Distributions to Shareholders
From net investment income								(19,599)	(3,409)
From net realized gain on investments								(34,303)	(9,588)
							Total Dividends and Distributions	(53,902)	(12,997)

Capital Share Transactions
Net increase (decrease) in capital share transactions								985,739	676,252
							Total Increase (Decrease) in Net Assets	1,006,297	751,634

Net Assets
Beginning of period								1,872,069	1,120,435
End of period (including undistributed net investment income as set forth below)								$2,878,366	$1,872,069
Undistributed (overdistributed) net investment income (loss)								$(23,350)	$670
	Class A		Class C		Class P	Institutional
Capital Share Transactions:
Period Ended February 28, 2015
Dollars:
Sold	$66,164		$10,533		$84,315	$1,027,210
Reinvested	2,092		636		3,427		39,324
Redeemed	(19,249)		(6,517)		(92,379)		(129,817)
Net Increase (Decrease)	$49,007		$4,652		$(4,637)		$936,717
Shares:
Sold	6,013		971		7,638		92,709
Reinvested	192		60		313		3,576
Redeemed	(1,748)		(600)		(8,300)		(11,647)
Net Increase (Decrease)	4,457		431		(349)		84,638
Year Ended August 31, 2014
Dollars:
Sold	$105,569		$27,091	$178,678			$567,155
Reinvested	874		197		724		10,895
Redeemed	(118,834)		(6,970)		(40,191)		(48,936)
Net Increase (Decrease)	$(12,391)		$20,318	$139,211			$529,114
Shares:
Sold	9,798		2,535		16,375		51,854
Reinvested	81		18		67		1,008
Redeemed	(10,944)		(650)		(3,711)		(4,495)
Net Increase (Decrease)	(1,065)		1,903		12,731		48,367

Distributions:
Period Ended February 28, 2015
From net investment income $	(553	) $	–		$(1,512	) $	(17,534)
From net realized gain on
investments	(1,640)		(714)		(2,801)		(29,148)
Total Dividends and Distributions $	(2,193	) $	(714	) $	(4,313	) $	(46,682)
Year Ended August 31, 2014
From net investment income $	(97	) $	–		$(237	) $	(3,075)
From net realized gain on
investments	(836)		(231)		(699)		(7,822)
Total Dividends and Distributions $	(933	) $	(231	) $	(936	) $	(10,897)

See accompanying notes.

16

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								Global Opportunities Fund

								Period Ended	Year Ended
								February 28, 2015	August 31, 2014
Operations
Net investment income (loss)								$6,257	$14,647
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements								(1,525)	142,554
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies								14,232	93,463
			Net Increase (Decrease) in Net Assets Resulting from Operations					18,964	250,664

Dividends and Distributions to Shareholders
From net investment income								(13,001)	(7,136)
From net realized gain on investments								(121,684)	–
							Total Dividends and Distributions	(134,685)	(7,136)

Capital Share Transactions
Net increase (decrease) in capital share transactions								59,259	59,947
							Total Increase (Decrease) in Net Assets	(56,462)	303,475

Net Assets
Beginning of period								1,408,013	1,104,538
End of period (including undistributed net investment income as set forth below)								$1,351,551	$1,408,013
Undistributed (overdistributed) net investment income (loss)								$4,779	$11,523
	Class A		Class C		Class P	Institutional
Capital Share Transactions:
Period Ended February 28, 2015
Dollars:
Sold	$700		$327		$812		$167,814
Reinvested	261		192		51		134,179
Redeemed	(424)		(680)		(27)		(243,946)
Net Increase (Decrease)	$537		$(161)		$836		$58,047
Shares:
Sold	57		26		65		13,048
Reinvested	23		17		4		11,557
Redeemed	(35)		(57)		(2)		(18,953)
Net Increase (Decrease)	45		(14)		67		5,652
Year Ended August 31, 2014 (a)
Dollars:
Sold	$2,666		$2,042		$11		$115,565
Reinvested	4		6		–		7,126
Redeemed	(293)		(165)		(1)		(67,014)
Net Increase (Decrease)	$2,377		$1,883		$10		$55,677
Shares:
Sold	215		168		1		9,272
Reinvested	–		–		–		575
Redeemed	(23)		(13)		–		(5,401)
Net Increase (Decrease)	192		155		1		4,446

Distributions:
Period Ended February 28, 2015
From net investment income $	(14	) $	–		$(5	) $	(12,982)
From net realized gain on
investments	(248)		(193)		(46)		(121,197)
Total Dividends and Distributions $	(262	) $	(193	) $	(51)		$(134,179)
Year Ended August 31, 2014 (a)
From net investment income $	(4	) $	(6	) $	–		$(7,126)
From net realized gain on
investments	–		–		–		–
Total Dividends and Distributions $	(4	) $	(6	) $	–		$(7,126)

(a)	Period from September 30, 2013, date operations commenced, through August 31, 2014 for Class A, Class C, and Class P.

See accompanying notes.

17

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands					International Small Company Fund

					Period Ended	Period Ended
					February 28, 2015	August 31, 2014(a)
Operations
Net investment income (loss)					$1	$(2)
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements					(414)	(44)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies					350	(59)
			Net Increase (Decrease) in Net Assets Resulting from Operations		(63)	(105)

Dividends and Distributions to Shareholders
From net investment income					(37)	–
				Total Dividends and Distributions	(37)	–

Capital Share Transactions
Net increase (decrease) in capital share transactions					340	7,613
				Total Increase (Decrease) in Net Assets	240	7,508

Net Assets
Beginning of period					7,508	–
End of period (including undistributed net investment income as set forth below)					$7,748	$7,508
Undistributed (overdistributed) net investment income (loss)					$(37)	$(1)

	Class A		Class P	Institutional
Capital Share Transactions:
Period Ended February 28, 2015(b)
Dollars:
Sold	$218		$15	$110
Reinvested	1		–	–
Redeemed	(4)		–	–
Net Increase (Decrease)	$215		$15	$110
Shares:
Sold	23		2	12
Net Increase (Decrease)	23		2	12

Period Ended August 31, 2014(a)
Dollars:
Sold	$4,113		$3,500	N/A
Reinvested	–		–	N/A
Redeemed	–		–	N/A
Net Increase (Decrease)	$4,113		$3,500	N/A
Shares:
Sold	411		350	N/A
Reinvested	–		–	N/A
Redeemed	–		–	N/A
Net Increase (Decrease)	411		350	N/A

Distributions:
Period Ended February 28, 2015(b)
From net investment income $	(20	) $	(17)	–
From net realized gain on
investments	–		–	–
Total Dividends and Distributions $	(20	) $	(17)	–

Period Ended August 31, 2014(a)
From net investment income $	–		$–	N/A
From net realized gain on
investments	–		–	N/A
Total Dividends and Distributions $	–		$–	N/A

(a)	Period from June 11, 2014, date operations commenced, through August 31, 2014.
(b)	Period from December 31, 2014, date operations commenced, through February 28, 2015 for Institutional class.

See accompanying notes.

18

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands						Opportunistic Municipal Fund

						Period Ended	Year Ended
						February 28, 2015	August 31, 2014
Operations
Net investment income (loss)						$526	$974
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements						69	(782)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies						539	3,037
			Net Increase (Decrease) in Net Assets Resulting from Operations			1,134	3,229

Dividends and Distributions to Shareholders
From net investment income						(519)	(959)
					Total Dividends and Distributions	(519)	(959)

Capital Share Transactions
Net increase (decrease) in capital share transactions						3,095	1,486
					Total Increase (Decrease) in Net Assets	3,710	3,756

Net Assets
Beginning of period						25,553	21,797
End of period (including undistributed net investment income as set forth below)						$29,263	$25,553
Undistributed (overdistributed) net investment income (loss)						$64	$57
	Class A		Class C		Class P
Capital Share Transactions:
Period Ended February 28, 2015
Dollars:
Sold	$1,986		$404		$1,908
Reinvested	164		25		8
Redeemed	(1,058)		(298)		(44)
Net Increase (Decrease)	$1,092		$131		$1,872
Shares:
Sold	194		39		184
Reinvested	16		3		1
Redeemed	(104)		(29)		(4)
Net Increase (Decrease)	106		13		181
Year Ended August 31, 2014 (a)
Dollars:
Sold	$4,720		$1,035		$150
Reinvested	299		37		2
Redeemed	(4,117)		(632)		(8)
Net Increase (Decrease)	$902		$440		$144
Shares:
Sold	490		107		16
Reinvested	31		4		–
Redeemed	(436)		(68)		(1)
Net Increase (Decrease)	85		43		15

Distributions:
Period Ended February 28, 2015
From net investment income $	(354	) $	(157	) $	(8)
From net realized gain on
investments	–		–		–
Total Dividends and Distributions $	(354	) $	(157	) $	(8)
Year Ended August 31, 2014 (a)
From net investment income $	(648	) $	(309	) $	(2)
From net realized gain on
investments	–		–		–
Total Dividends and Distributions $	(648	) $	(309	) $	(2)

(a)	Period from December 30, 2013, date operations commenced, through August 31, 2014 for Class P.

See accompanying notes.

19

STATEMENT OF CHANGES IN NET ASSETS PRINCIPAL FUNDS, INC. (unaudited)

			Origin Emerging Markets Fund

Amounts in thousands
			Period Ended February 28, 2015 (a)

Operations
Net investment income (loss)				$(13)
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements				(45)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies				(258)
		Net Increase (Decrease) in Net Assets Resulting from Operations		(316)

Capital Share Transactions
Net increase (decrease) in capital share transactions				25,372
			Total Increase (Decrease) in Net Assets	25,056

Net Assets
Beginning of period				–
End of period (including undistributed net investment income as set forth below)				$25,056
Undistributed (overdistributed) net investment income (loss)				$(13)
	Class A	Institutional	R-6
Capital Share Transactions:
Period Ended February 28, 2015(a)
Dollars:
Sold	$4,009	$28,002	$3,000
Redeemed	(3,840)	(2,949)	(2,850)
Net Increase (Decrease)	$169	$25,053	$150
Shares:
Sold	401	2,844	300
Redeemed	(391)	(300)	(290)
Net Increase (Decrease)	10	2,544	10

Distributions:
Period Ended February 28, 2015(a)
From net investment income $	–	$–	$–
From net realized gain on
investments	–	–	–
Total Dividends and Distributions $	–	$–	$–

(a)	Period from January 23, 2015, date operations commenced, through February 28, 2015.

See accompanying notes.

20

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands											Preferred Securities Fund

											Period Ended		Year Ended
											February 28, 2015		August 31, 2014
Operations
Net investment income (loss)											$117,550			$237,359
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements												21,760		111,575
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies												11,615		175,910
		Net Increase (Decrease) in Net Assets Resulting from Operations									150,925			524,844

Dividends and Distributions to Shareholders
From net investment income												(126,674)		(236,623)
From net realized gain on investments												(83,916)		(120,538)
								Total Dividends and Distributions				(210,590)		(357,161)

Capital Share Transactions
Net increase (decrease) in capital share transactions											453,647			(235,351)
						Total Increase (Decrease) in Net Assets					393,982			(67,668)

Net Assets
Beginning of period											4,708,288			4,775,956
End of period (including undistributed net investment income as set forth below)											$5,102,270			$4,708,288
Undistributed (overdistributed) net investment income (loss)											$	(3,712)		$5,412
	Class A	Class C	Class J		Class P		Institutional		R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended February 28, 2015
Dollars:
Sold	$202,520	$44,229		$7,137	$440,854			$481,627	$444	$736	$614	$638	$1,123
Reinvested	31,605	20,797		1,764		28,459		52,551	61	52	172	63	154
Redeemed	(195,923)	(67,870)		(5,062)	(201,790)			(388,954)	(685)	(102)	(761)	(113)	(693)
Net Increase (Decrease)	$38,202	$(2,844	) $	3,839	$267,523			$145,224	$(180)	$686	$25	$588	$584
Shares:
Sold	19,388	4,250		700		42,471		46,367	43	71	59	62	108
Reinvested	3,052	2,012		174		2,765		5,100	6	5	17	6	15
Redeemed	(18,738)	(6,510)		(495)		(19,476)		(37,392)	(66)	(10)	(74)	(11)	(67)
Net Increase (Decrease)	3,702	(248)		379		25,760		14,075	(17)	66	2	57	56
Year Ended August 31, 2014
Dollars:
Sold	$274,121	$68,995		$11,371	$568,456			$679,526	$358	$196	$1,587	$738	$1,541
Reinvested	68,946	39,637		2,660		33,420		89,750	120	56	245	133	244
Redeemed	(641,229)	(244,016)		(9,415)	(483,997)			(691,153)	(553)	(448)	(1,996)	(1,139)	(3,505)
Net Increase (Decrease)	$(298,162)	$(135,384)		$4,616	$117,879			$78,123	$(75)	$(196)	$(164)	$(268)	$(1,720)
Shares:
Sold	26,739	6,741		1,125		55,338		66,346	35	19	156	73	151
Reinvested	6,810	3,923		268		3,309		8,888	12	6	24	13	24
Redeemed	(62,410)	(23,888)		(935)		(47,766)		(67,894)	(54)	(44)	(198)	(112)	(347)
Net Increase (Decrease)	(28,861)	(13,224)		458		10,881		7,340	(7)	(19)	(18)	(26)	(172)

Distributions:
Period Ended February 28, 2015
From net investment income $	(21,733)	$(17,264	) $	(1,055	) $	(29,999	) $	(56,326)	$(36)	$(31)	$(100)	$(38)	$(92)
From net realized gain on
investments	(14,424)	(13,694)		(723)		(20,040)		(34,827)	(25)	(24)	(72)	(25)	(62)
Total Dividends and Distributions $	(36,157)	$(30,958	) $	(1,778	) $	(50,039	) $	(91,153)	$(61)	$(55)	$(172)	$(63)	$(154)
Year Ended August 31, 2014
From net investment income $	(50,550)	$(36,746	) $	(1,796	) $	(44,363)		$(102,643)	$(78)	$(41)	$(162)	$(81)	$(163)
From net realized gain on
investments	(26,933)	(22,683)		(883)		(22,434)		(47,326)	(43)	(20)	(83)	(52)	(81)
Total Dividends and Distributions $	(77,483)	$(59,429	) $	(2,679	) $	(66,797)		$(149,969)	$(121)	$(61)	$(245)	$(133)	$(244)

See accompanying notes.

21

STATEMENT OF CHANGES IN NET ASSETS PRINCIPAL FUNDS, INC. (unaudited)

			Real Estate Allocation Fund
Amounts in thousands
			Period Ended February 28, 2015 (a)

Operations
Net investment income (loss)			$–
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements			–
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies			–
		Net Increase (Decrease) in Net Assets Resulting from Operations	–

Capital Share Transactions
Net increase (decrease) in capital share transactions			155
		Total Increase (Decrease) in Net Assets	155

Net Assets
Beginning of period			–
End of period (including undistributed net investment income as set forth below)			$155
Undistributed (overdistributed) net investment income (loss)			$–
	Class A	Institutional
Capital Share Transactions:
Period Ended February 28, 2015(a)
Dollars:
Sold	$146	$10
Redeemed	(1)	–
Net Increase (Decrease)	$145	$10
Shares:
Sold	14	1
Net Increase (Decrease)	14	1

Distributions:
Period Ended February 28, 2015(a)
From net investment income$	–	$–
From net realized gain on
investments	–	–
Total Dividends and Distributions $	–	$–

(a)	Period from December 31, 2014, date operations commenced, through February 28, 2015.

See accompanying notes.

22

STATEMENT OF CHANGES IN NET ASSETS PRINCIPAL FUNDS, INC. (unaudited)

			Real Estate Debt Income Fund

Amounts in thousands
			Period Ended February 28, 2015 (a)

Operations
Net investment income (loss)				$129
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements				(9)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies				61
			Net Increase (Decrease) in Net Assets Resulting from Operations	181

Dividends and Distributions to Shareholders
From net investment income				(125)
			Total Dividends and Distributions	(125)

Capital Share Transactions
Net increase (decrease) in capital share transactions				45,076
			Total Increase (Decrease) in Net Assets	45,132

Net Assets
Beginning of period				–
End of period (including undistributed net investment income as set forth below)				$45,132
Undistributed (overdistributed) net investment income (loss)				$4
	Class A		Institutional
Capital Share Transactions:
Period Ended February 28, 2015(a)
Dollars:
Sold	$22,505		$22,571
Net Increase (Decrease)	$22,505		$22,571
Shares:
Sold	2,258		2,265
Net Increase (Decrease)	2,258		2,265

Distributions:
Period Ended February 28, 2015(a)
From net investment income$	(60	) $	(65)
From net realized gain on
investments	–		–
Total Dividends and Distributions $	(60	) $	(65)

(a)	Period from December 31, 2014, date operations commenced, through February 28, 2015.

See accompanying notes.

23

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								Small-MidCap Dividend Income Fund

								Period Ended February 28, 2015	Year Ended August 31, 2014

Operations
Net investment income (loss)								$22,766	$25,810
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements								8,699	32,133
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies								11,427	97,318
			Net Increase (Decrease) in Net Assets Resulting from Operations					42,892	155,261

Dividends and Distributions to Shareholders
From net investment income								(19,009)	(17,529)
From net realized gain on investments								(35,479)	(15,942)
							Total Dividends and Distributions	(54,488)	(33,471)

Capital Share Transactions
Net increase (decrease) in capital share transactions								426,248	685,153
							Total Increase (Decrease) in Net Assets	414,652	806,943

Net Assets
Beginning of period								1,322,629	515,686
End of period (including undistributed net investment income as set forth below)								$1,737,281	$1,322,629
Undistributed (overdistributed) net investment income (loss)								$16,681	$12,924
	Class A		Class C		Class P	Institutional
Capital Share Transactions:
Period Ended February 28, 2015
Dollars:
Sold	$54,960		$37,712	$198,440			$242,929
Reinvested	5,328		2,937		17,620		25,316
Redeemed	(35,770)		(8,082)		(89,984)		(25,158)
Net Increase (Decrease)	$24,518		$32,567	$126,076			$243,087
Shares:
Sold	3,960		2,729		14,119		17,476
Reinvested	392		217		1,278		1,853
Redeemed	(2,568)		(591)		(6,376)		(1,805)
Net Increase (Decrease)	1,784		2,355		9,021		17,524
Year Ended August 31, 2014
Dollars:
Sold	$175,525		$77,309	$474,606			$138,425
Reinvested	6,540		1,506		7,658		16,413
Redeemed	(142,261)		(7,222)		(47,993)		(15,353)
Net Increase (Decrease)	$39,804		$71,593	$434,271			$139,485
Shares:
Sold	13,048		5,762		34,168		9,718
Reinvested	488		113		561		1,222
Redeemed	(10,249)		(530)		(3,453)		(1,159)
Net Increase (Decrease)	3,287		5,345		31,276		9,781

Distributions:
Period Ended February 28, 2015
From net investment income$	(1,993	) $	(906	) $	(7,063	) $	(9,047)
From net realized gain on
investments	(4,107)		(2,536)		(12,056)		(16,780)
Total Dividends and Distributions $	(6,100	) $	(3,442)		$(19,119)		$(25,827)
Year Ended August 31, 2014
From net investment income$	(3,600	) $	(751	) $	(4,235	) $	(8,943)
From net realized gain on
investments	(3,361)		(998)		(4,089)		(7,494)
Total Dividends and Distributions $	(6,961	) $	(1,749	) $	(8,324	) $	(16,437)

See accompanying notes.

24

STATEMENT OF CASH FLOWS
PRINCIPAL FUNDS, INC.
Six Months Ended February 28, 2015 (unaudited)

Opportunistic
Amounts in thousands	Municipal Fund
Cash Flows from Operating Activities:
Net increase in net assets from operations	$1,134
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchase of investment securities	(8,304)
Proceeds from sale of investment securities	4,849
Net sales of short-term securities	600
Increase in fund shares sold receivable	(201)
Increase in accrued interest receivable	(33)
Increase in investment securities sold	(492)
Decrease in accrued fees, expenses, prepaid expenses, and expense reimbursement from Manager	(8)
Increase in fund shares redeemed	2
Decrease in dividends payable	(9)
Decrease in interest expense and fees payable	(2)
Increase in investment securities purchased	991
Net accretion of bond discounts and amortization of premiums	66
Unrealized appreciation on securities investments	(539)
Net realized gain from investments	(69)
Net cash used in operating activities	(2,015)

Cash Flows from Financing Activities:
Decrease in payable for floating rate notes issued	(584)
Proceeds from shares sold	4,298
Payment on shares redeemed	(1,400)
Dividends and distributions paid to shareholders	(322)
Net cash provided by financing activities	1,992

Net decrease in cash	(23)

Cash:
Beginning of period	$1,992
End of period	$1,969

Supplemental disclosure of cash flow information:
Reinvestment of dividends and distributions	$197
Cash paid during the year for interest expense and fees	9

See accompanying notes.

25

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2015 (unaudited)

1. Organization

Principal Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. The financial statements for Blue Chip Fund, Credit Opportunities Explorer Fund, Diversified Real Asset Fund, Dynamic High Yield Explorer Fund, Global Multi-Strategy Fund, Global Opportunities Fund, International Small Company Fund, Opportunistic Municipal Fund, Origin Emerging Markets Fund, Preferred Securities Fund, Real Estate Allocation Fund, Real Estate Debt Income Fund and Small-MidCap Dividend Income Fund (known as the "Funds") are presented herein. The Funds may offer up to eleven classes of shares: Class A, Class C, Class J, Class P, Institutional, R-1, R-2, R-3, R-4, R-5 and R-6. Certain detailed financial information for Class J, Institutional, R-1, R-2, R-3, R-4,R-5 and R-6 classes of shares is provided separately.

Each of the Funds is an investment company and applies specialized accounting and reporting under Accounting Standards Codification Topic 946, Financial Services - Investment Companies. Each of the Funds was an investment company at all times during the period. The Funds have not provided financial support, and are not contractually required to provide financial support to any investee.

Effective September 30, 2013, the initial purchases of $10,000 of Class A, Class C and Class P shares of Blue Chip Fund were made by Principal Management Corporation (the “Manager”).

Effective September 30, 2013, the initial purchases of $10,000 of Class A, Class C and Class P shares of Global Opportunities Fund were made by the Manager.

Effective December 30, 2013, the initial purchase of $10,000 of Class P shares of Opportunistic Municipal Fund was made by the Manager.

Effective June 12, 2014, the initial purchase of $4,000,000 of Class A shares and $3,500,000 of Class P shares of International Small Company Fund was made by the Manager.

Effective September 10, 2014, the initial purchases of $10,000,000 of Class A and Institutional shares of Credit Opportunities Explorer Fund were made by Principal Financial Services, Inc.

Effective September 10, 2014, the initial purchases of $7,500,000 of Class A and Institutional shares of Dynamic High Yield Explorer Fund were made by Principal Financial Services, Inc.

Effective December 31, 2014, the initial purchase of $10,000 of R-6 shares of Diversified Real Asset Fund was made by the Manager.

Effective December 31, 2014, the initial purchase of $10,000 of Institutional shares of International Small Company Fund was made by the Manager.

Effective December 31, 2014, the initial purchases of $10,000 of Class A and Institutional shares of Real Estate Allocation Fund were made by the Manager.

Effective December 31, 2014, the initial purchases of $10,000,000 of Class A and Institutional shares of Real Estate Debt Income Fund were made by Principal Financial Services, Inc. On February 6, 2015, February 13, 2015, and February 20, 2015, additional purchases totaling $12,500,000 of Class A and Institutional shares were made by Principal Financial Services, Inc.

Effective January 23, 2015, the initial purchases of $4,000,000, $3,000,000 and $3,000,000 of Class A, Institutional and R-6 shares, respectively, of Origin Emerging Markets Fund were made by Principal Financial Services, Inc.

All classes of shares for each of the Funds represent interests in the same portfolio of investments, and will vote together as a single class except where otherwise required by law or as determined by the Fund’s Board of Directors. In addition, the Board of Directors declares separate dividends on each class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

26

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2015 (unaudited)

2. Significant Accounting Policies (Continued)

Security Valuation. Real Estate Allocation Fund invests in Institutional Class shares of other series of Principal Funds, Inc. (the "Underlying Funds"). Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation.

The Funds value securities for which market quotations are readily available at market value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are reflected in the Funds’ net asset values and these securities are valued at fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices, and foreign currencies.

To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.

Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock Exchange. The identified cost of the Funds’ holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.

The following Funds held securities denominated in foreign currencies that exceeded 5% of net assets of the Fund:

Global		Global		International		Origin Emerging
Multi-Strategy Fund		Opportunities Fund		Small Company Fund		Markets Fund
Euro	6.1%	Japanese Yen	10.2%	Japanese Yen	25.9%	Hong Kong Dollar	40.3%
		Euro	9.8	British Pound	23.0	Brazilian Real	6.0
		British Pound	7.6	Euro	21.1	South African Rand	5.4
		Swiss Franc	6.9	Canadian Dollar	10.2
		Canadian Dollar	6.7

27

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2015 (unaudited)

2. Significant Accounting Policies (Continued)

Income and Investment Transactions. The Funds record investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Funds record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized over the lives of the respective securities. The Funds allocate daily all income and realized and unrealized gains or losses to each class of shares based upon the relative proportion of the value of shares outstanding of each class.

Expenses. Expenses directly attributed to a particular fund are charged to that fund. Other fund expenses not directly attributed a particular fund are apportioned among the registered investment companies managed by the Manager.

Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations.

In addition to the expenses that the Real Estate Allocation Fund bears directly, the Real Estate Allocation Fund indirectly bears a pro rata share of the fees and expenses of the Underlying Funds in which it invests. Expenses included in the statement of operations of Real Estate Allocation Fund reflect the expenses of Real Estate Allocation Fund and do not include any expenses associated with the Underlying Funds.

Distributions to Shareholders. With respect to Opportunistic Municipal Fund, net investment income is declared as dividends daily to settled shares of record as of that day, and all distributions of realized gains from investment transactions are recorded on the ex-dividend date. Dividends and distributions to shareholders of the other Funds are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses, foreign currency transactions, options and futures contracts, certain defaulted securities, sales of Passive Foreign Investment Companies, losses deferred due to wash sales, tax straddles, mortgage-backed securities, certain preferred securities, redemptions-in-kind, swap agreements, short sales, partnership investments, REITs, and limitations imposed by Sections 381-384 of the Internal Revenue Code. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.

Federal Income Taxes. No provision for federal income taxes is considered necessary because each of the Funds intends to qualify as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

Management evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. During the period ended February 28, 2015, the Funds did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the fiscal years from 2011-2014. No examinations are in progress at this time.

Foreign Taxes. Certain of the Funds are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Funds as a reduction of income. These amounts are shown as withholding tax on foreign dividends on the statements of operations.

28

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2015 (unaudited)

3. Operating Policies

Borrowings. Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds and other registered investment companies managed by the Manager may participate in an interfund lending facility (“Facility”). The Facility allows the Funds to borrow money from or loan money to the other participants. Loans under the Facility are made to handle unusual and/or unanticipated short-term cash requirements. Interest paid and received on borrowings is the average of the current repurchase agreement rate and the bank loan rate (the higher of (i) the Federal Funds Rate or (ii) the One Month LIBOR rate plus 1.00%). During the period ended February 28, 2015, Blue Chip Fund borrowed from the Facility. Diversified Real Asset Fund and Global Multi-Strategy Fund each loaned to the Facility. The interest expense associated with these borrowings is included in other expenses on the statements of operations. The interest received is included in interest on the statements of operations.

In addition, certain of the Funds participate with other registered investment companies managed by the Manager in an unsecured joint line of credit with a bank which allows the participants to borrow up to $75 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the One Month LIBOR rate plus 1.00%. Additionally, a commitment fee is charged at an annual rate of .08% on the amount of the line of credit. The Funds did not borrow against the line of credit during the period ended February 28, 2015.

Commodity Linked Notes. Diversified Real Asset Fund invests in structured notes whose market values are primarily derived from changes in the value of various commodity indices and other factors. Valuations on these securities may be volatile as the payment features on certain notes may contain attributes that multiply the effects of changes in the values of the underlying indices. Structured notes may entail a greater degree of market risk than other types of debt securities. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in the fair value of the structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Interest income is accrued daily. These notes are subject to prepayment, credit, and interest rate risks. At maturity, or when a note is sold, the Fund records a realized gain or loss.

Counterparties. The Funds may be exposed to counterparty risk, or the risk that another party with which the Funds have unsettled or open transactions will fail to perform on their commitment. To the extent that unpaid amounts owed to the Funds exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Funds in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Funds. If the unpaid amount owed to the Funds subsequently decreases, the Funds would be required to return all or a portion of the collateral.

Master Agreements may also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions governed under the relevant master agreement with a counterparty exceeds a specified threshold.

Diversified Real Asset Fund and Global Multi-Strategy Fund have financial instruments that are subject to Master Agreements or similar agreements.

29

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2015 (unaudited)

3. Operating Policies (Continued)

As of February 28, 2015, financial assets and liabilities subject to Master Netting Agreements or similar agreements were as follows (amounts in thousands):

Fund: Diversified Real Asset Fund
Financial Derivative Instruments: Over the Counter Summary

					Counterparty
	Barclays	BNP	Citigroup Deutsche		JPM	MS	RBC	RBS	UBS	Westpac	Total
Assets*
Foreign Currency Contracts	$—	$147	$308	$258	$443	$—	$898	$—	$114	$131	$2,299
Interest Rate Swaps	2	—	—	—	—	—	—	—	—	—	2
Purchased Capped Options	10	—	—	—	—	—	—	—	—	—	10
Purchased Interest Rate
Swaptions	400	—	—	—	—	—	—	—	—	—	400
Purchased Options	—	—	—	—	91	—	—	—	—	—	91
Total OTC	$412	$147	$308	$258	$534	$—	$898	$—	$114	$131	$2,802

Liabilities*
Foreign Currency Contracts	$(139)	$(104)	$(393)	$(269)	$(12)	$(51)	$—	$(42)	$—	$—	$(1,010)
Interest Rate Swaps	(47)	—	—	—	—	—	—	—	—	—	(47)
Written Interest Rate
Swaptions	(8)	—	—	—	—	—	—	—	—	—	(8)
Written Options	—	—	—	—	(157)	—	—	—	—	—	(157)
Total OTC	$(194)	$(104)	$(393)	$(269)	$(169)	$(51)	$—	$(42)	$—	$—	$(1,222)

Net Market Value of OTC
Derivatives	$218	$43	$(85)	$(11)	$365	$(51)	$898	$(42)	$114	$131	$1,580
Collateral
(Received)/Pledged**	—	—	—	—	—	—	—	—	—	—	—
Net Exposure	$218	$43	$(85)	$(11)	$365	$(51)	$898	$(42)	$114	$131	$1,580

30

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
February 28, 2015 (unaudited)

3. Operating Policies (Continued)

Fund: Global Multi-Strategy Fund
Financial Derivative Instruments: Over the Counter Summary

	BOA	Barclays	Citigroup	CS	Deutsche	Goldman	HSBC	JPM	ML	MS	RBS	Westpac	Total
Assets*
Credit Default Swaps	$—	$—	$1,819	$—	$—	$72	$2,097	$917	$126	$—	$—	$—	$5,031
Equity Basket Swaps	12	—	—	—	1,005	—	—	—	—	4,833	—	—	5,850
Foreign Currency
Contracts	13,576	—	—	10,185	122	—	—	178	41	304	6	186	24,598
Purchased Interest Rate
Swaptions	—	—	—	—	678	—	—	—	41	—	—	—	719
Purchased Options	—	—	121	—	26	—	—	—	64	—	—	—	211
Synthetic Futures	768	—	—	—	—	—	—	—	—	15	—	—	783
Total OTC	$14,356	$—	$1,940	$10,185	$1,831	$72	$2,097	$1,095	$272	$5,152	$6	$186	$37,192

Liabilities*
Credit Default Swaps	$—	$(1,360)	$(615)	$—	$(134)	$(383)	$(48)	$(232)	$—	$(102)	$—	$—	$(2,874)
Equity Basket Swaps	—	—	—	—	(10)	—	—	—	—	(1,047)	—	—	(1,057)
Foreign Currency
Contracts	(5,024)	—	(8)	(9,224)	—	(28)	—	—	(28)	—	(5)	—	(14,317)
Synthetic Futures	(5)	—	—	—	—	—	—	—	—	(284)	—	—	(289)
Total Return Swaps	—	—	(520)	—	—	—	—	—	—	—	—	—	(520)
Total OTC	$(5,029)	$(1,360) $(1,143)		$(9,224)	$(144)	$(411)	$(48)	$(232)	$(28)	$(1,433)	$(5)	$—	$(19,057)

Net Market Value of
OTC Derivatives	$9,327	$(1,360)	$797	$961	$1,687	$(339)	$2,049	$863	$244	$3,719	$1	$186	$18,135
Collateral
(Received)/Pledged**	(750)	1,360	370	(931)	(260)	311	(300)	(454)	—	—	—	—	(654)
Net Exposure	$8,577	$—	$1,167	$30	$1,427	$(28)	$1,749	$409	$244	$3,719	$1	$186	$17,481

						Total Borrowings and
	Repurchase Agreement		Payable for Reverse			Other Financing			Collateral (Received)/Pledged
Counterparty	Proceeds to be Received		Repurchase Agreements			Transactions						Net Exposure
Barclays Bank PLC	$94,055			$(91,608)			$2,447		$(1,708)			$739

* Represents amount of offsetting derivative assets or liabilities that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative assets or liabilities for presentation on the statements of assets and liabilities.

** Collateral pledged or received may be in excess of recognized assets or liabilities, see the schedule of investments.

Collateral information relating to securities on loan is included in the securities lending note to financial statements.

The financial instruments that are subject to Master Agreements or similar agreements may include right of setoff provisions. Derivative instruments include provisions to setoff positions covered under the agreements with the same counterparties and provisions to setoff positions outside of the agreements with the same counterparties in the event of default by one of the parties. Derivative instruments also include collateral provisions. Collateral received and pledged are generally settled daily with each counterparty.

31

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2015 (unaudited)

3. Operating Policies (Continued)

Floating Rate Notes Issued in Conjunction with Securities Held. Opportunistic Municipal Fund has entered into transactions in which a fund transfers fixed rate bonds to trusts in exchange for cash and residual interests in the trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties. The fund enters into shortfall and forbearance agreements with the trusts, which commit the fund to pay the trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the fund (inverse floating rate securities) include the right of the fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the fixed rate bond from the trusts to the fund, thereby collapsing the trusts. The fund accounts for the transfer of bonds to the trusts as secured borrowings, with the securities transferred remaining in the fund’s investment assets, and the related floating rate notes reflected as fund liabilities under the caption “floating rate notes issued” in the statement of assets and liabilities. The notes issued by the trusts have interest rates that reset weekly, and the floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date.

Foreign Currency Contracts. Certain of the Funds may be subject to foreign currency exchange rate risk in the normal course of pursuing such Fund’s investment objectives. The Funds may use foreign currency contracts to gain exposure to, or hedge against changes in the value of foreign currencies. Certain of the Funds enter into forward contracts to purchase and sell foreign currencies at a specified future date at a fixed exchange rate. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in fair value is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of the Funds’ portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the currency changes unfavorably to the U.S. dollar.

Futures Contracts. The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds may enter into futures contracts to hedge against changes in or to gain exposure to, change in the value of equities, interest rates and foreign currencies. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, a fund agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the fund as a variation margin receivable or payable on financial derivative instruments. During the period the futures contracts are open, daily changes in the fair value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities. When the contracts are closed, the fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the fund’s cost basis in the contract. There is minimal counterparty credit risk to the Funds because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which each of the Funds has valued the investments. This may have an adverse effect on each of the Funds’ ability to dispose of particular illiquid securities at fair value and may limit each of the Funds’ ability to obtain accurate market quotations for purposes of valuing the securities.

32

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2015 (unaudited)

3. Operating Policies (Continued)

Indemnification. Under the Fund’s by-laws, present and past officers, directors and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

Inflation-Indexed Bonds. Certain of the Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the statements of operations, even though the Funds would not receive the principal until maturity.

Joint Trading Account. Certain of the Funds may, pursuant to an exemptive order issued by the Securities and Exchange Commission, transfer uninvested funds into a joint trading account. The order permits the participating Funds’ cash balances to be deposited into a single joint account along with the cash of other registered investment companies managed by the Manager. These balances may be invested in one or more short-term instruments or repurchase agreements that are collateralized by U.S. government securities. Earnings from the joint trading account are allocated to each of the Funds based on their pro rata participating ownership interest in the joint trading account.

Options Contracts. During the period Global Multi-Strategy Fund, Diversified Real Asset Fund, and Preferred Securities Fund wrote call and put options on swaps, securities, indices and currencies they own or in which they may invest for both hedging and non-hedging purposes. Writing put options tends to increase a fund’s exposure to the underlying instrument. Writing call options tends to decrease a fund’s exposure to the underlying instrument. When a fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying swap, security, index or currency transaction to determine the realized gain or loss. A fund, as a writer of an option, has no control over whether the underlying swap, security, index or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the swap, security, index or currency underlying the written option. There is the risk a fund may not be able to enter into a closing transaction because of an illiquid market. A fund may also purchase put and call options. Purchasing call options tends to increase a fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a fund’s exposure to the underlying instrument. A fund pays a premium which is included on the fund’s statements of assets and liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying swap, security, index or currency transaction to determine the realized gain or loss. Details of options contracts open at period end are included in the Funds' schedules of investments. Transactions in options written during the period ended February 28, 2015, were as follows:

		Notional Amount
Diversified Real Asset Fund	Number of Contracts	(thousands)	Premium (thousands)
Beginning of period	—	32,300	$467
Options written	2,151	5,560	1,170
Options expired	(566)	(10,300)	(273)
Options closed	(699)	(5,560)	(814)
Options exercised	(79)	(10,300)	(166)
Balance at end of period	807	11,700	$384

		Notional Amount
Global Multi-Strategy Fund	Number of Contracts	(thousands)	Premium (thousands)
Beginning of period	8,566,360	268,300	$4,601
Options written	17,210,833	100,011	6,011
Options expired	(16,000,297)	(79,300)	(311)
Options closed	(8,271,671)	(289,011)	(5,985)
Options exercised	(1,500,582)	—	(67)
Balance at end of period	4,643	—	$4,249

33

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. February 28, 2015 (unaudited)

3. Operating Policies (Continued)

Preferred Securities Fund	Number of Contracts	Notional Amount (thousands)	Premium (thousands)
Beginning of period	—	—	$—
Options written	102,355	—	75,448
Options expired	(14,053)	—	(3,381)
Options closed	(41,039)	—	(31,786)
Options exercised	(10,095)	—	(3,009)
Balance at end of period	37,168	—	$37,272

Rebates. Subject to best execution, the Funds may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the Funds in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.

Repurchase Agreements. The Funds may invest in repurchase agreements that are fully collateralized, typically by U.S. government or U.S. government agency securities. It is the Funds’ policy that the counterparties’ custodian takes possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the Funds could experience delays in the realization of the collateral.

In addition, Global Multi-Strategy Fund may enter into repurchase agreements with certain counterparties that are collateralized by assets other than U.S. government or U.S. government agency securities. The collateral pledged by the counterparty under these repurchase agreements is maintained in a segregated account at the counterparty’s custodian. After entering into the repurchase agreement, the fund may sell short the security pledged by the counterparty as collateral in anticipation of a decline in market value. Upon the settlement of the short sale, the fund will unwind the repurchase agreement.

Although the repurchase agreements are typically open-ended through the maturity date of the collateral, the fund has a right to terminate the repurchase agreement at any time with two days’ notice. During periods of high demand for the collateral security, the fund may also pay the counterparty a fee and the amount is recorded as interest expense on the statement of operations.

Global Master Repurchase Agreements govern the repurchase and reverse repurchase transactions between the fund and the counterparty. Collateral requirements for certain counterparties may be determined on a total exposure basis, rather than on an individual repurchase agreement or reverse repurchase agreement basis in order to determine the collateral to be received or pledged.

Restricted Securities. Certain of the Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

Reverse Repurchase Agreements. Global Multi-Strategy Fund has entered into reverse repurchase agreements. Under a reverse repurchase agreement, a fund sells securities and agrees to repurchase them at a specified date and price. Reverse repurchase agreements are considered to be borrowings by the fund, and are subject to the fund’s restrictions on borrowing. Reverse repurchase agreements may increase the volatility of a fund and involve the risk that interest costs on money borrowed may exceed the return on securities purchased with the borrowed money. The fund must segregate assets in an amount equal to the amount the fund owes pursuant to the terms of the reverse repurchase agreements. Reverse repurchase agreements are shown as a separate line item on the statements of assets and liabilities. Interest payments made are shown as reverse repurchase agreement interest expense on the statements of operations.

34

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2015 (unaudited)

3. Operating Policies (Continued)

Securities Lending. To earn additional income, certain of the Funds may lend portfolio securities to approved brokerage firms. The Funds receive collateral, in the form of cash, against the loaned securities. During the period of the loan, the borrower must maintain collateral in an amount not less than 102% of the market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The cash collateral received is usually invested in an SEC-registered money market mutual fund and the Funds could realize a loss on such investments. Further, the Funds could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium received for lending certain types of securities. Security lending income is shown in each fund’s statement of operations. As of February 28, 2015, the Funds had securities on loan as follows (in thousands):

	Market Value	Collateral Value
Preferred Securities Fund	$7,097	$7,281
Small-MidCap Dividend Income Fund	44,564	45,528

Sell-buyback arrangements. During the period Global Multi-Strategy Fund entered into sell-buyback arrangements. In a sell-buyback arrangement the fund sells and simultaneously agrees to repurchase the same security at a future settlement date. The repurchase price is an agreed-upon rate. The purchaser of the securities maintains legal title of the securities during the term of the arrangement.

Sell-buyback arrangements are considered financing transactions for financial reporting purposes. The liability associated with the buyback of the security is reflected as a secured borrowing on the statements of assets and liabilities. The cost of the financing transaction is shown as a decrease to interest income in the statements of operations.

Senior Floating Rate Interests. The Funds may invest in senior floating rate interests (bank loans). Senior floating rate interests hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Senior floating rate interests are typically rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR) or the prime rate offered by one or more major United States banks.

Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedules of investments.

In connection with the senior floating rate interests, the Funds may also enter into unfunded loan commitments (“commitments”). All or a portion of the commitments may be unfunded. The Funds are obligated to fund these commitments at the borrower’s discretion. Therefore, the Funds must have funds sufficient to cover its contractual obligation. These unfunded loan commitments which are marked to market daily, are footnoted in the schedules of investments, shown as a separate line item called unrealized gain or loss on unfunded loan commitments on the statements of assets and liabilities. As of February 28, 2015, the Funds had no unfunded loan commitments.

35

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2015 (unaudited)

3. Operating Policies (Continued)

Short Sales. Global Multi-Strategy Fund entered into short sales transactions during the period. A short sale is a transaction in which a fund sells a security it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market price of the security. The fund must borrow the security sold short and deliver it to the broker dealer which made the short sale. A security sold in a short sale transaction and the interest or dividend payable on the security if any, is reflected as a liability on the statement of assets and liabilities. The fund is obligated to pay any interest or dividends received on the borrowed securities. Interest accrued and dividends declared on short positions are recorded as an expense and appear as dividends and interest on shorts on the statement of operations. A fund is obligated to deliver the security at the market price at the time the short position is closed. Possible losses from short sales may be unlimited.

The fund is required to pledge cash or securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with the broker for collateral is included in deposits with counterparty on the statement of assets and liabilities and securities segregated as collateral are footnoted in the schedule of investments. The fund may pay broker’s fees on the borrowed securities and may also pay a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. These fees are included as short sale fees on the statement of operations.

Swap Agreements. Credit Opportunities Explorer Fund, Diversified Real Asset Fund, and Global Multi-Strategy Fund invested in swap agreements during the period. Swap agreements are privately negotiated agreements between a Fund and a counterparty to exchange a series of cash flows at specified intervals based upon, or calculated by reference to, changes in specified prices or rates for a specified amount of an underlying asset. A Fund may enter into credit default, interest rate, or total return swap agreements to manage its exposure to credit, interest rate, or market risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swap agreements are valued through a pricing service or using procedures established and periodically reviewed by the Fund’s Board of Directors; changes in value are recorded as unrealized gain or loss. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities.

Upon termination of swap agreements, the Funds recognize a realized gain or loss. Net periodic payments to be received or paid are accrued daily and are recorded in the statements of operations as realized gains or losses.

Payments received or made at the beginning of the measurement period are reflected as such on the statements of assets and liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, interest rates, and other relevant factors). These upfront payments are amortized daily over the term of the swap agreement as realized gains or losses on the statements of operations.

Notional principal amounts are used to express the extent of involvement in these agreements. Risks may exceed amounts shown on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, unfavorable interest rate fluctuation, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and the possible lack of liquidity with respect to the swap agreements.

The Funds and any counterparty are required to maintain an agreement that requires the Funds and that counterparty to monitor the net fair value of all derivative transactions entered into pursuant to the contract between the Funds and such counterparty. If the net fair value of such derivatives transactions between the Funds and that counterparty exceeds a certain threshold (as defined in the agreement), the Funds or the counterparty are required to post cash and/or securities as collateral. Fair values of derivatives transactions presented in the financial statements are not netted with the fair values of other derivatives transactions or with any collateral amounts posted by the Funds or any counterparty.

Credit default swaps involve commitments to pay a fixed rate at a predetermined frequency in exchange for a lump sum payment if a “credit event”, as defined in the agreement, affecting a third party occurs. Credit events may include a failure to pay interest, bankruptcy, restructuring, or other event as defined in the agreement. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of a credit event. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of a credit event. As the seller of credit protection, a Fund would add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

36

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2015 (unaudited)

3. Operating Policies (Continued)

If a fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit-default swap on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Credit default swap agreements on corporate issues or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Funds own or has exposure to the referenced obligation).

For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of February 28, 2015 for which a Fund is the seller of protection are disclosed in the footnotes to the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Synthetic futures, which are total return swaps on futures contracts, along with equity basket swaps generally involve the commitment to receive positive returns or pay negative returns on a specified reference security, basket of securities, security index or index component, without actually owning the underlying position.

Interest rate swaps involve the commitment to exchange cash flows based on changes in the value of a specific reference security or a basket of securities.

As of February 28, 2015, counterparties had pledged collateral for swap agreements of $2,287,868 for the Global Multi-Strategy Fund.

The collateral is maintained in a segregated account and is not recorded in the books and records of Global Multi-Strategy Fund.

37

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2015 (unaudited)

3. Operating Policies (Continued)

To Be Announced Securities. The Funds may trade portfolio securities on a “to-be-announced” (“TBA”) or when-issued basis. In a TBA or when-issued transaction, the Funds commit to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the Funds, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities.

Underlying Funds. The performance and risks of Real Estate Allocation Fund, (singly, “a fund of funds”) directly correspond to the performance and risks of the underlying funds in which the fund of funds invest. By investing in many underlying funds, the fund of funds have partial exposure to the risks of many different areas of the market. The more a fund of funds allocates to stock funds, the greater the expected risk.

An underlying fund to a fund of funds may experience relatively large redemptions or purchases as the fund of funds periodically reallocates or rebalances its assets. These transactions may accelerate the realization of taxable income if sales of portfolio securities result in gains and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expense ratios for that fund.

The Manager is the advisor to the Principal LifeTime Funds, Principal LifeTime Hybrid Funds, PVC Principal LifeTime Accounts, SAM Portfolios, PVC SAM Portfolios, PVC Diversified Balanced Account, PVC Diversified Balanced Managed Volatility Account, PVC Diversified Growth Account, PVC Diversified Growth Managed Volatility Account, PVC Diversified Income Account, Real Estate Allocation Fund, and each of the underlying funds. Principal Global Investors, LLC ("PGI") is Sub-Advisor to the Principal LifeTime Funds, PVC Principal LifeTime Accounts, PVC Diversified Balanced Account, PVC Diversified Balanced Managed Volatility Account, PVC Diversified Growth Account, PVC Diversified Growth Managed Volatility Account, and PVC Diversified Income Account. Principal Real Estate Investors, LLC, (“Principal-REI”) is Sub-advisor to Real Estate Allocation Fund and Edge Asset Management, Inc. ("Edge") is the Sub-Advisor to the SAM Portfolios and PVC SAM Portfolios. Either PGI or Edge also serves as Sub-Advisor to some or all of the underlying funds. The Manager, PGI, Principal-REI and Edge are committed to minimizing the potential impact of underlying fund risk on underlying funds to the extent consistent with pursuing the investment objectives of the fund of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.

As of February 28, 2015, the SAM Portfolios, Principal LifeTime Funds, Principal LifeTime Hybrid Funds, PVC SAM Portfolios, PVC Principal LifeTime Accounts, PVC Diversified Balanced Account, PVC Diversified Balanced Managed Volatility Account, PVC Diversified Growth Account, PVC Diversified Growth Managed Volatility Account, PVC Diversified Income Account, and Real Estate Allocation Fund owned the following percentages, in the aggregate, of the outstanding shares of the underlying funds listed below:

Fund	Total Percentage of Outstanding Shares Owned
Blue Chip Fund	96.01%
Diversified Real Asset Fund	22.25
Global Multi-Strategy Fund	62.03
Global Opportunities Fund	99.19
Origin Emerging Markets Fund	99.22
Preferred Securities Fund	7.86
Real Estate Debt Income Fund	0.16
Small-MidCap Dividend Income Fund	33.15

38

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2015 (unaudited)

3. Operating Policies (Continued)

U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage Association (“FNMA”) are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.
Government related guarantors (those not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC”). FNMA is a government sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to the timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Participation Certificates are not backed by the full faith and credit of the U.S. Government.

Derivatives. The following tables provide information about where in the statements of assets and liabilities and statements of operations information about derivatives can be found (amounts shown in thousands):

Derivatives not accounted for as hedging instruments	Asset Derivatives February 28, 2015 Statement of Assets and Liabilities Location	Fair Value		Liability Derivatives February 28, 2015 Statement of Assets and Liabilities Location	Fair Value
Credit Opportunities Explorer Fund
Interest rate contracts	Receivables, Net Assets Consist of Net unrealized		$4* Payables, Net Assets Consist of Net unrealized		$12	*
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
Diversified Real Asset Fund
Foreign exchange contracts	Receivables		$2,299	Payables	$1,010
Interest rate contracts	Receivables, Net Assets Consist of Net unrealized		$573* Payables, Net Assets Consist of Net unrealized		$2,306	*
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
		Total$	2,872		$3,316
Global Multi-Strategy Fund
Credit contracts	Receivables, Net Assets Consist of Net unrealized		$5,435	Payables, Net Assets Consist of Net unrealized	$2,874
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$21,351* Payables, Net Assets Consist of Net unrealized		$20,225	*
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
Foreign exchange contracts	Receivables		$27,343	Payables	$14,348
Interest rate contracts	Receivables, Net Assets Consist of Net unrealized		$3,478* Payables, Net Assets Consist of Net unrealized		$2,793	*
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
		Total$	57,607		$40,240
Preferred Securities Fund
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$13,502	Payables, Net Assets Consist of Net unrealized	$22,359
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
Interest rate contracts	Receivables, Net Assets Consist of Net unrealized		$21,053	Payables, Net Assets Consist of Net unrealized	$—
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
		Total$	34,555		$22,359

*Includes cumulative unrealized appreciation/depreciation of futures, and certain synthetic futures contracts as shown in the schedules of investments. Only the portion of the unrealized appreciation/depreciation not yet cash settled is shown in the statements of assets and liabilities as variation margin.

39

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. February 28, 2015 (unaudited)

3. Operating Policies (Continued)
Derivatives not accounted for as hedging instruments	Location of Gain or (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain or (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation/(Depreciation) of Derivatives Recognized in Statement of Operations
Credit Opportunities Explorer Fund
Credit contracts	Net realized gain (loss) from Swap	$(18)	$—
	agreements/Change in unrealized
	appreciation/(depreciation) of Swap
	agreements
Equity contracts	Net realized gain (loss) from Futures	$(25)	$—
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
Interest rate contracts	Net realized gain (loss) from Futures	$(424)	$(8)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
	Total	$(467)	$(8)
Diversified Real Asset Fund
Foreign exchange contracts	Net realized gain (loss) from Investment	$5,959	$239
	transactions and Foreign currency
	transactions/Change in unrealized
	appreciation/(depreciation) of Investments
	and Translation of assets and liabilities in
	foreign currencies
Interest rate contracts	Net realized gain (loss) from Investment	$(2,848)	$(1,192)
	transactions, Futures contracts, Options and
	swaptions, and Swap agreements/Change in
	unrealized appreciation/(depreciation) of
	Investments, Futures contracts, Options and
	swaptions, and Swap agreements
	Total	$3,111	$(953)
Global Multi-Strategy Fund
Credit contracts	Net realized gain (loss) from Options and	$832	$80
	swaptions and Swap agreements/Change in
	unrealized appreciation/(depreciation) of
	Options and swaptions and Swap
	agreements
Equity contracts	Net realized gain (loss) from Investment	$(7,988)	$(153)
	transactions, Futures contracts, Options and
	swaptions, and Swap agreements/Change in
	unrealized appreciation/(depreciation) of
	Investments, Futures contracts, Options and
	swaptions, and Swap agreements
Foreign exchange contracts	Net realized gain (loss) from Investment	$46,278	$7,886
	transactions and Foreign currency
	transactions/Change in unrealized
	appreciation/(depreciation) of Investments,
	Options and swaptions and Translation of
	assets and liabilities in foreign currencies
Interest rate contracts	Net realized gain (loss) from Investment	$14,719	$(2,779)
	transactions, Futures contracts, Options and
	swaptions, and Swap agreements/Change in
	unrealized appreciation/(depreciation) of
	Investments, Futures contracts, Options and
	swaptions, and Swap agreements
	Total	$53,841	$5,034
Preferred Securities Fund
Equity contracts	Net realized gain (loss) from Investment	$(480)	$1,515
	transactions/Change in unrealized
	appreciation/(depreciation) of Investments
	and Options and swaptions
Interest rate contracts	Net realized gain (loss) from Investment	$9,984	$(9,639)
	transactions, Futures contracts, and Options
	and swaptions/Change in unrealized
	appreciation/(depreciation) of Investments
	Total	$9,504	$(8,124)

Long and short U.S. Treasury futures contracts are used to obtain interest rate exposure in order to manage duration of Credit Opportunities Explorer Fund, Diversified Real Asset Fund, and Global Multi-Strategy Fund. The notional values of the futures contracts will vary in accordance with changing duration of these funds. The level of other derivative activity disclosed in the schedules of investments is representative of the level of derivative activity used in the Funds throughout the period ended February 28, 2015.

40

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2015 (unaudited)

4. Fair Valuation

Fair value is defined as the price that the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds use various valuation approaches, including market, income and/or cost approaches. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.). Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date.

Investments which are generally included in the Level 3 category are primarily valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement.

The fair values of these entities are dependent on economic, political and other considerations. The values of the investments may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.).

41

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2015 (unaudited)

4. Fair Valuation (Continued)

Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. The Manager has established a Valuation Committee of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets monthly and reports directly to the Board of Directors. The Pricing Group who reports to the Valuation Committee relies on the established Pricing Policies to determine fair valuation. Included in the Pricing Policies is an overview of the approved valuation technique established for each asset class. The Pricing Group will consider all appropriate information when determining fair valuation.

The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors. In addition, valuation data is periodically compared to actual transactions executed by the Funds (i.e., purchases/sales) and differences between transaction prices and prior period valuation data are investigated based on specified tolerances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.

The beginning of the period timing recognition has been adopted for the significant transfers between levels of each Fund’s assets and liabilities. There were no significant purchases, sales, or transfers into or out of Level 3, except as noted in the Level 3 roll forward. The table below includes transfers from Level 1 to Level 2 at February 28, 2015 due to lack of exchange traded valuation data; however, observable market inputs were available to support these valuations:

Global Multi-Strategy Fund	$3,798,434
Preferred Securities Fund	73,848,850

Below are transfers from Level 2 to Level 1 at February 28, 2015 due to the resumption of trading for previous thinly traded securities:

Global Multi-Strategy Fund	$624,418
Preferred Securities Fund	48,973,040

The following is a summary of the inputs used as of February 28, 2015 in valuing the Funds' securities carried at value (amounts shown in thousands):

Fund		Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Totals (Level 1,2,3)

Blue Chip Fund
Common Stocks*		$594,155	$—	$—	$594,155
Investment Companies		3,993	—	—	3,993
	Total investments in securities $	598,148	$—	$—	$598,148

Credit Opportunities Explorer Fund
Bonds		$—	$16,379	$—	$16,379
Investment Companies		1,377	—	—	1,377
Preferred Stocks
Financial		—	252	—	252
Senior Floating Rate Interests		—	928	—	928
	Total investments in securities $	1,377	$17,559	$—	$18,936
Assets
Interest Rate Contracts**
Futures		$4	$—	$—	$4
Liabilities
Interest Rate Contracts**
Futures		$(12)	$—	$—	$(12)

42

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
February 28, 2015 (unaudited)

4. Fair Valuation (Continued)

		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)

Diversified Real Asset Fund
Bonds	$—	$325,868	$—	$325,868
Commodity Indexed Structured Notes	—	158,344	—	158,344
Common Stocks
Basic Materials	97,949	55,525	—	153,474
Communications	—	14,354	—	14,354
Consumer, Cyclical	14,044	6,878	—	20,922
Consumer, Non-cyclical	48,921	61,493	—	110,414
Diversified	2,846	10,067	—	12,913
Energy	693,834	4,127	—	697,961
Financial	277,689	126,990	—	404,679
Industrial	112,679	51,825	—	164,504
Utilities	120,749	102,338	—	223,087
Investment Companies	126,054	—	—	126,054
Senior Floating Rate Interests	—	531,069	—	531,069
U.S. Government & Government Agency Obligations	—	506,894	—	506,894
Purchased Interest Rate Swaptions	—	400	—	400
Purchased Capped Options	—	10	—	10
Purchased Options	91	—	—	91
Total investments in securities $	1,494,856	$1,956,182	$—	$3,451,038
Assets
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$2,299	$—	$2,299
Interest Rate Contracts**
Futures	$70	$—	$—	$70
Interest Rate Swaps	—	2	—	2
Liabilities
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$(1,010)	$—	$(1,010)
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$(1,184)	$—	$(1,184)
Futures	(910)	—	—	(910)
Interest Rate Swaps	—	(47)	—	(47)
Interest Rate Swaptions	—	(8)	—	(8)
Options	(157)	—	—	(157)

Dynamic High Yield Explorer Fund
Bonds	$—	$5,890	$—	$5,890
Common Stocks*	544	—	—	544
Investment Companies	524	—	—	524
Senior Floating Rate Interests	—	7,805	—	7,805
Total investments in securities $	1,068	$13,695	$—	$14,763

Global Multi-Strategy Fund
Bonds	$—	$556,424	$12,230	$568,654
Common Stocks
Basic Materials	52,927	36,760	—	89,687
Communications	111,703	27,761	—	139,464
Consumer, Cyclical	125,235	31,280	—	156,515
Consumer, Non-cyclical	318,690	45,397	—	364,087
Diversified	203	391	—	594
Energy	55,008	7,523	—	62,531
Exchange Traded Funds	1,936	95	—	2,031
Financial	141,858	48,605	—	190,463
Industrial	154,571	49,269	—	203,840
Technology	92,387	16,613	—	109,000
Utilities	19,754	7,497	—	27,251
Convertible Bonds	—	80,352	—	80,352
Convertible Preferred Stocks
Basic Materials	1,350	—	—	1,350
Communications	1,270	52	52	1,374
Consumer, Non-cyclical	2,968	70	—	3,038
Energy	1,272	302	—	1,574
Financial	3,990	2,363	—	6,353
Technology	—	—	124	124
Utilities	2,094	3,473	—	5,567

43

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
February 28, 2015 (unaudited)

4. Fair Valuation (Continued)

		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)

Global Multi-Strategy Fund (Continued)
Investment Companies	688,605	—	—	688,605
Preferred Stocks
Communications	—	662	—	662
Consumer, Cyclical	—	2,685	—	2,685
Consumer, Non-cyclical	—	4,488	—	4,488
Financial	286	2,583	—	2,869
Industrial	—	—	146	146
Technology	—	—	198	198
Utilities	—	88	—	88
Repurchase Agreements	—	94,055	—	94,055
Senior Floating Rate Interests	—	60,687	—	60,687
U.S. Government & Government Agency Obligations	—	130,210	—	130,210
Purchased Interest Rate Swaptions	—	719	—	719
Purchased Options	6,032	211	—	6,243
Total investments in securities $	1,782,139	$1,210,615	$12,750	$3,005,504
Short Sales
Bonds	$—	$(89,345)	$—	$(89,345)
Common Stocks
Basic Materials	(10,909)	(7,121)	—	(18,030)
Communications	(36,516)	(3,842)	—	(40,358)
Consumer, Cyclical	(44,509)	(6,889)	—	(51,398)
Consumer, Non-cyclical	(50,194)	(6,017)	—	(56,211)
Diversified	(391)	—	—	(391)
Energy	(14,980)	(3,720)	—	(18,700)
Financial	(76,704)	(7,868)	—	(84,572)
Industrial	(36,227)	(10,953)	—	(47,180)
Technology	(46,757)	(3,904)	—	(50,661)
Utilities	(20,008)	(424)	—	(20,432)
Preferred Stocks
Basic Materials	—	(355)	—	(355)
Consumer, Non-cyclical	—	(101)	—	(101)
Total Short Sales $	(337,195)	$(140,539)	$—	$(477,734)
Assets
Credit Contracts**
Credit Default Swaps	$—	$5,031	$—	$5,031
Exchange Cleared Credit Default Swaps	—	404	—	404
Equity Contracts**
Futures	$9,383	$—	$—	$9,383
Synthetic Futures	—	86	—	86
Total Return Equity Basket Swaps	—	5,850	—	5,850
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$27,132	$—	$27,132
Interest Rate Contracts**
Futures	$2,062	$—	$—	$2,062
Synthetic Futures	—	697	—	697
Liabilities
Credit Contracts**
Credit Default Swaps	$—	$(2,874)	$—	$(2,874)
Equity Contracts**
Futures	$(16,481)	$—	$—	$(16,481)
Options	(1,878)	—	—	(1,878)
Synthetic Futures	—	(289)	—	(289)
Total Return Equity Basket Swaps	—	(1,057)	—	(1,057)
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$(14,348)	$—	$(14,348)
Interest Rate Contracts**
Futures	$(2,793)	$—	$—	$(2,793)
Total Return Swaps	—	(520)	—	(520)

44

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
February 28, 2015 (unaudited)

4. Fair Valuation (Continued)

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)

Global Opportunities Fund
Common Stocks
Basic Materials		$—	$17,153	$—	$17,153
Communications		74,400	49,341	—	123,741
Consumer, Cyclical		76,499	90,711	—	167,210
Consumer, Non-cyclical		249,144	175,394	—	424,538
Energy		15,460	7,777	—	23,237
Financial		196,484	115,990	—	312,474
Industrial		29,368	27,908	—	57,276
Technology		140,738	—	—	140,738
Utilities		20,087	54,798	—	74,885
Investment Companies		16,992	—	—	16,992
	Total investments in securities $	819,172	$539,072	$—	$1,358,244

International Small Company Fund
Common Stocks
Basic Materials		$166	$512	$—	$678
Communications		48	368	—	416
Consumer, Cyclical		74	1,268	—	1,342
Consumer, Non-cyclical		51	1,167	—	1,218
Diversified		—	37	—	37
Energy		195	100	—	295
Financial		115	1,573	—	1,688
Industrial		75	1,291	—	1,366
Technology		83	308	—	391
Utilities		—	123	—	123
Investment Companies		200	—	—	200
Preferred Stocks
Industrial		—	34	—	34
	Total investments in securities $	1,007	$6,781	$—	$7,788

Opportunistic Municipal Fund
Bonds		$—	$867	$—	$867
Common Stocks*		536	—	—	536
Municipal Bonds		—	29,461	—	29,461
	Total investments in securities $	536	$30,328	$—	$30,864

Origin Emerging Markets Fund
Common Stocks
Basic Materials		$289	$391	$—	$680
Communications		647	2,348	—	2,995
Consumer, Cyclical		892	787	—	1,679
Consumer, Non-cyclical		1,183	1,022	—	2,205
Energy		—	401	—	401
Financial		458	6,244	—	6,702
Industrial		506	1,771	—	2,277
Technology		3,260	665	—	3,925
Utilities		—	1,399	—	1,399
	Total investments in securities $	7,235	$15,028	$—	$22,263

Preferred Securities Fund
Bonds		$—	$2,731,958	$—	$2,731,958
Convertible Preferred Stocks
Financial		45,307	—	—	45,307
Investment Companies		298,325	—	—	298,325
Preferred Stocks
Communications		166,045	110,127	—	276,172
Consumer, Non-cyclical		—	1,250	—	1,250
Financial		1,307,485	191,432	—	1,498,917
Government		—	56,377	—	56,377
Industrial		28,544	—	—	28,544
Utilities		90,454	16,459	—	106,913
Purchased Options		34,555	—	—	34,555
	Total investments in securities $	1,970,715	$3,107,603	$—	$5,078,318
Liabilities
Equity Contracts
Options		$(22,359)	$—	$—	$(22,359)

45

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
February 28, 2015 (unaudited)

4. Fair Valuation (Continued)

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Real Estate Allocation Fund
Investment Companies		$155	$—	$—	$155
	Total investments in securities $	155	$—	$—	$155

Real Estate Debt Income Fund
Bonds		$—	$43,947	$—	$43,947
	Total investments in securities $	—	$43,947	$—	$43,947

Small-MidCap Dividend Income Fund
Common Stocks*		$1,665,400	$—	$—	$1,665,400
Investment Companies		99,223	—	—	99,223
	Total investments in securities $	1,764,623	$—	$—	$1,764,623

*	For additional detail regarding sector classifications, please see the Schedules of Investments.
**	Exchange Cleared Swaps, Futures, and Foreign Currency Contracts are valued at the unrealized appreciation/(depreciation) of the instrument.

At the end of the period, there were no Funds which had a significant Level 3 balance. During the period, there were no significant purchases, sales, or transfers into or out of Level 3.

46

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2015 (unaudited)

5. Management Agreement and Transactions with Affiliates

Management Services. The Funds have agreed to pay investment advisory and management fees to the Manager (wholly owned by Principal Financial Services, Inc.) computed at an annual percentage rate of each of the Funds’ average daily net assets. A portion of the management fee is paid by the Manager to the sub-advisor of each of the Funds, some of which are affiliates of the Manager. The annual rates used in this calculation for the Funds are as follows:

		Net Assets of Fund
	First $500	Next $500	Next $500	Over $1.5
	million	million	million	billion
Blue Chip Fund	.70%	.68%	.66%	.65%
Credit Opportunities Explorer Fund	.60	.58	.56	.55
Dynamic High Yield Explorer Fund	.65	.63	.61	.60
Global Multi-Strategy Fund	1.60	1.58	1.56	1.55
Global Opportunities Fund	.85	.83	.81	.80
International Small Company Fund	1.05	1.03	1.01	1.00
Opportunistic Municipal Fund	.50	.48	.46	.45
Origin Emerging Markets Fund	1.20	1.18	1.16	1.15
Real Estate Debt Income Fund	.55	.53	.51	.50
Small-MidCap Dividend Income Fund	.80	.78	.76	.75

			Net Assets of Fund
	First $500	Next $500	Next $500	Next $500	Next $1	Over $3
	million	million	million	million	billion	billion
Diversified Real Asset Fund	.85%	.83%	.81%	.80%	.79%	.78%
Preferred Securities Fund	.75	.73	.71	.70	.69	.68

		All Net Assets
Real Estate Allocation Fund		.00%

In addition to the management fee, R-1, R-2, R-3, R-4 and R-5 classes of shares of the Funds pay the Manager a service fee and an administrative service fee computed at an annual percentage rate of each class’s average daily net assets. The annual rates for the service fee are .25%, .25%, .25%, .25%, and .25% and the annual rates for the administrative service fee are .28%, .20%, .07%, .03%, and .01% for R-1, R-2, R-3, R-4, and R-5, respectively. Class A, Class C, Class P, and Institutional shares of the Funds reimburse Principal Shareholder Services, Inc. (the “Transfer Agent”) (wholly owned by the Manager) for transfer agent services. Class J shares pays Principal Shareholder Services, Inc. a fee for the services provided in an amount that includes a profit.

The Manager has contractually agreed to limit the expenses (excluding interest expense and dividend and interest expense on short sales the Funds incur in connection with investments they make) for certain classes of shares of certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The operating expense limits are as follows:

	Period from September 1, 2014 through February 28, 2015
	Class A		Class C	Institutional		Expiration
Blue Chip Fund	1.35%		2.10%	.75%		December 30, 2015
Credit Opportunities Explorer Fund	1.10	*	N/A	.70	*	December 30, 2015
Diversified Real Asset Fund	1.25		2.00	N/A		December 30, 2015
Dynamic High Yield Explorer Fund	1.10	*	N/A	.75	*	December 30, 2015
Global Multi-Strategy Fund	2.00		2.75	1.65		December 30, 2015
Global Opportunities Fund	1.50		2.25	.95	**	December 30, 2015
International Small Company Fund	1.60		N/A	1.20	^	December 30, 2015
Opportunistic Municipal Fund	.90		1.65	N/A		December 30, 2015
Origin Emerging Markets Fund	1.75	^^	N/A	1.35	^^	December 30, 2015
Real Estate Allocation Fund	.50	^	N/A	.15	^	December 30, 2015
Real Estate Debt Income Fund	1.00	^	N/A	.70	^	December 30, 2015
Small-MidCap Dividend Income Fund	1.40	**	2.15	N/A		December 30, 2015

*Period from September 10, 2014 to February 28, 2015.
**Expired December 31, 2014.
^Period from December 31, 2014 to February 28, 2015.
^^Period from January 23, 2015 to February 28, 2015.

47

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2015 (unaudited)

5. Management Agreement and Transactions with Affiliates (Continued)

In addition, the Manager has contractually agreed to limit Class P expenses other than management and investment advisory fees and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses. The limits are expressed as a percentage of average daily net assets attributable to Class P shares on an annualized basis during the reporting period. The limits are as follows:

	Period from September 1, 2014 through February 28, 2015
	Class P	Expiration
Blue Chip Fund	.20%	December 30, 2015
Diversified Real Asset Fund	.20	December 30, 2015
Global Multi-Strategy Fund	.20	December 30, 2015
Global Opportunities Fund	.20	December 30, 2015
International Small Company Fund	.20	December 30, 2015
Opportunistic Municipal Fund	.20	December 30, 2015
Preferred Securities Fund	.20	December 30, 2015
Small-MidCap Dividend Income Fund	.20	December 30, 2015

In addition, effective January 23, 2015, the Manager has voluntarily agreed to limit the expenses (excluding interest the Fund incurs in connection with investments it makes) for the Institutional class of shares of Origin Emerging Markets Fund. The reductions and reimbursements are in amounts that maintain total operating expenses at or below 1.25%. The limit is expressed as a percentage of average daily net assets attributable to the class of shares on an annualized basis during the reporting period.

Amounts owed to the Funds under the terms of the expense limitation agreements are reflected in the statement of assets and liabilities as expense reimbursement from Manager.

Distribution Fees. The Class A, Class C, Class J, R-1, R-2, R-3 and R-4 classes of shares of the Funds bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to each class of each of the Funds. Distribution fees are paid to Principal Funds Distributor, Inc. (“the Distributor”), the principal distributor of the Funds. A portion of the distribution fees may be paid to other selling dealers for providing certain services. The annual rates are .25%, 1.00%, .25%, .35%, .30%, .25%, and .10% for Class A, Class C, Class J, R-1, R-2, R-3, and R-4 classes of shares, respectively.

The Distributor has contractually agreed to limit the distribution fees attributable to Class J shares. The limit will maintain the level of distribution fees not to exceed .24% for Class J shares. The contractual limit expires on December 30, 2015.

Amounts owed to the Funds under the terms of the expense limitation agreements are reflected in the statement of assets and liabilities as expense reimbursement from Distributor.

Sales Charges. The Distributor receives proceeds of any CDSC on certain Class A, Class C, and Class J share redemptions. The charge for Class A shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase that were originally sold without a sales charge. The charge for Class C shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase. The charge for Class J shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 18 months of purchase. The Distributor also retains sales charges on sales of Class A shares based on declining rates which begin at 3.75% for Credit Opportunities Explorer Fund, Diversified Real Asset Fund, Dynamic High Yield Explorer Fund, Global Multi-Strategy Fund, Opportunistic Municipal Fund, Preferred Securities Fund, and Real Estate Debt Income Fund and 5.50% for Blue Chip Fund, Global Opportunities Fund, International Small Company Fund, Origin Emerging Markets Fund, Real Estate Allocation Fund, and Small-MidCap Dividend Income Fund. The aggregate amounts of these charges retained by the Distributor for the period ended February 28, 2015, were as follows (in thousands):

	Class A	Class C	Class J
Blue Chip Fund	$36	$1	N/A
Diversified Real Asset Fund	34	5	N/A
Dynamic High Yield Explorer Fund	1	N/A	N/A
Global Multi-Strategy Fund	23	6	N/A
Global Opportunities Fund	8	–	N/A
International Small Company Fund	4	N/A	N/A
Opportunistic Municipal Fund	5	N/A	N/A
Preferred Securities Fund	116	11	$2
Small-MidCap Dividend Income Fund	133	11	N/A

48

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2015 (unaudited)

5. Management Agreement and Transactions with Affiliates (Continued)

Affiliated Ownership. At February 28, 2015, Principal Life Insurance Company (an affiliate of the Manager), Princor Financial Services Corporation, Collective Investment Trusts sponsored by Principal Trust Company, and benefit plans and separate accounts sponsored on behalf of Principal Life Insurance Company owned shares of the Funds as follows (amounts in thousands):

	Class A	Class C	Class P Institutional		R	-6
Credit Opportunities Explorer Fund	1,000	N/A	N/A	–		N/A
Diversified Real Asset Fund	–	–	–	40,646		1
Dynamic High Yield Explorer Fund	750	N/A	N/A	–		N/A
Global Multi-Strategy Fund	–	–	–	10,909		N/A
Global Opportunities Fund	–	–	1	–		N/A
International Small Company Fund	400	N/A	350	1		N/A
Opportunistic Municipal Fund	750	750	1	N/A		N/A
Origin Emerging Markets Fund	9	N/A	N/A	–		10
Real Estate Allocation Fund	1	N/A	N/A	1		N/A
Real Estate Debt Income Fund	2,259	N/A	N/A	2,259		N/A

Affiliated Brokerage Commissions. With respect to Preferred Securities Fund, $143,000 of brokerage commission was paid to Spectrum Asset Management, Inc., a member of the Principal Financial Group. The other Funds did not pay brokerage commissions to any member of the Principal Financial Group during the period ended February 28, 2015.

6. Investment Transactions

For the period ended February 28, 2015, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. government securities) by the Funds were as follows (amounts shown in thousands):

			Covers on
			Securities	Securities
	Purchases	Sales	Sold Short	Sold Short
Blue Chip Fund	$176,155	$59,858	$—	$—
Credit Opportunities Explorer Fund	53,965	36,505	—	—
Diversified Real Asset Fund	1,249,650	652,696	—	—
Dynamic High Yield Explorer Fund	21,698	7,115	—	—
Global Multi-Strategy Fund	1,760,683	1,137,975	377,424	459,591
Global Opportunities Fund	983,730	1,048,345	—	—
International Small Company Fund	2,677	2,402	—	—
Opportunistic Municipal Fund	8,304	4,849	—	—
Origin Emerging Markets Fund	23,078	549	—	—
Preferred Securities Fund	374,642	300,339	—	—
Real Estate Allocation Fund	162	7	—	—
Real Estate Debt Income Fund	47,266	3,257	—	—
Small-MidCap Dividend Income Fund	622,979	192,197	—	—

For the period ended February 28, 2015, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold (not including short-term investments) by the Funds were as follows (amounts shown in thousands):

			Covers on
			Securities	Securities
	Purchases	Sales	Sold Short	Sold Short
Diversified Real Asset Fund	$324,449	$244,120	$—	$—
Global Multi-Strategy Fund	41,049	52,272	676	—

49

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2015 (unaudited)

7. Federal Tax Information

Distributions to Shareholders. The federal income tax character of distributions paid for the periods ended February 28, 2015, and August 31, 2014 were as follows (amounts in thousands):

							Long-Term
	Ordinary Income			Tax-Exempt Income			Capital Gain
	2015	2014		2015	2014	^	2015	2014	*
Blue Chip Fund	$13,424	$1,164	$	— $	— $		3,389	$9
Credit Opportunities Explorer Fund	323	—		—	—		—	—
Diversified Real Asset Fund	50,807	37,135		—	—		17,623	6,354
Dynamic High Yield Explorer Fund	303	—		—	—		—	—
Global Multi-Strategy Fund	25,856	7,661		—	—		28,046	5,336
Global Opportunities Fund	91,280	7,136		—	—		43,405	—
International Small Company Fund	37	—		—	—		—	—
Opportunistic Municipal Fund	—	53		519	906		—	—
Preferred Securities Fund	128,054	236,623		—	—		82,536	120,538
Real Estate Debt Income Fund	125	—		—	—		—	—
Small-MidCap Dividend Income Fund	22,159	18,384		—	—		32,329	15,087

^ The Funds designate these distributions as exempt interest per IRC Sec. 852(b)(5).

*The Funds designate these distributions as long-term capital gain dividends per IRC Sec. 852 (b)(3)(C).

For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Distributable Earnings. As of August 31, 2014, the components of distributable earnings/(deficit) on a federal tax basis were as follows (amounts in thousands):
	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Undistributed Long-Term Capital Gains	Accumulated Capital Loss	Net Unrealized Appreciation (Depreciation)	Other Temporary Differences*	Total Accumulated Earnings (Deficit)

Blue Chip Fund	$12,202	$—	$1,969	$—	$53,096	$—	$67,267
Diversified Real Asset Fund	40,867	—	17,607	—	268,761	(30)	327,205
Global Multi-Strategy Fund	11,605	—	28,612	—	60,849	(9,758)	91,308
Global Opportunities Fund	89,800	—	43,397	—	104,800	—	237,997
International Small Company Fund	29	—	—	(43)	(89)	—	(103)
Opportunistic Municipal Fund	—	15	—	(1,709)	1,105	—	(589)
Preferred Securities Fund	5,092	—	82,515	—	372,475	—	460,082
Small-MidCap Dividend Income Fund	8,422	—	22,801	—	163,289	—	194,512

*Represents book-to-tax accounting differences related to straddle loss deferrals, constructive sale gain recognition, and defaulted securities.

Capital Loss Carryforwards. Capital loss carryforwards are losses that can be used to offset future capital gains of the Funds. At August 31, 2014, the Funds had approximate net capital loss carryforwards as follows (amounts in thousands):

	Short-Term Long-Term		Total
Opportunistic Municipal Fund	$1,343	$366	$1,709

As of August 31, 2014, Global Opportunities Fund utilized $21,522,000 of capital loss carryforward.

Capital losses generated in taxable years beginning after the enactment date of the Regulated Investment Company Modernization Act of 2010, December 22, 2010, will be carried forward with no expiration and with the character of the loss retained.

Late-Year Losses. A regulated investment company may elect to treat any portion of any qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. At August 31, 2014, International Small Company Fund had an approximate late-year capital loss of $43,000.

50

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2015 (unaudited)

7. Federal Tax Information (Continued)

Reclassification of Capital Accounts. The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between GAAP and tax accounting. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Funds’ distributions may be shown in the accompanying Statement of Changes in Net Assets as from net investment income, from net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended August 31, 2014, the Funds recorded reclassifications as follows (amounts in thousands):

	Accumulated	Accumulated
	Undistributed Net	Net Realized
	Investment Income	Gain on Investments	Paid in Capital
Diversified Real Asset Fund	$15,739	$(15,707)	$(32)
Global Multi-Strategy Fund	3,609	(3,609)	—
Global Opportunities Fund	(288)	288	—
International Small Company Fund	1	1	(2)
Opportunistic Municipal Fund	(22)	22	—
Preferred Securities Fund	(119)	119	—
Small-MidCap Dividend Income Fund	1,637	(1,615)	(22)

FederalIncomeTaxBasis. At February 28, 2015, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Funds were as follows (amounts in thousands):

	Unrealized	Unrealized	Net Unrealized	Cost for Federal
	Appreciation	(Depreciation)	Appreciation (Depreciation)	Income Tax Purposes
Blue Chip Fund	$95,924	$(7,150)	$88,774	$509,374
Credit Opportunities Explorer Fund	296	(321)	(25)	18,961
Diversified Real Asset Fund	241,813	(101,542)	140,271	3,310,767
Dynamic High Yield Explorer Fund	136	(294)	(158)	14,921
Global Multi-Strategy Fund	150,802	(58,935)	91,867	2,913,637
Global Opportunities Fund	131,728	(12,565)	119,163	1,239,081
International Small Company Fund	655	(393)	262	7,526
Opportunistic Municipal Fund	1,636	(34)	1,602	26,197
Origin Emerging Markets Fund	215	(444)	(229)	22,492
Preferred Securities Fund	417,719	(28,292)	389,427	4,649,581
Real Estate Allocation Fund	—	—	—	155
Real Estate Debt Income Fund	186	(125)	61	43,886
Small-MidCap Dividend Income Fund	217,890	(42,642)	175,248	1,589,375

8. Subsequent Events

Management has evaluated events or transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements. There were no items requiring adjustment of the financial statements or additional disclosure.

51

Schedule of Investments
Blue Chip Fund
February 28, 2015 (unaudited)

COMMON STOCKS - 100.04%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held	Value(000	's)

Banks - 5.12%			Miscellaneous Manufacturing - 1.66%
Bank of New York Mellon Corp/The	218,067	$8,535	Danaher Corp	112,745	$9,840
Wells Fargo & Co	399,062	21,865
		$30,400	Oil & Gas - 2.65%
Beverages - 7.44%			EOG Resources Inc	54,403	4,881
Anheuser-Busch InBev NV ADR	107,966	13,675	Exxon Mobil Corp	78,152	6,920
Diageo PLC ADR	105,672	12,559	Hess Corp	52,536	3,944
PepsiCo Inc	126,093	12,481			$15,745
SABMiller PLC ADR	97,095	5,502	Pharmaceuticals - 5.23%
		$44,217	Valeant Pharmaceuticals International Inc (a)	108,327	21,392
Building Materials - 1.00%			Zoetis Inc	209,362	9,650
Martin Marietta Materials Inc	41,602	5,921			$31,042
			Pipelines - 1.36%
Chemicals - 4.78%			Kinder Morgan Inc/DE	192,722	7,903
Air Products & Chemicals Inc	107,894	16,847	Kinder Morgan Inc/DE - Warrants (a)	41,100	159
Monsanto Co	47,443	5,713			$8,062
Praxair Inc	45,426	5,810	Real Estate - 4.76%
		$28,370	Brookfield Asset Management Inc	521,104	28,286
Commercial Services - 4.06%
MasterCard Inc	267,327	24,094	REITS - 2.38%
			American Tower Corp	142,811	14,158
Cosmetics & Personal Care - 0.49%
Colgate-Palmolive Co	40,991	2,903	Retail - 13.27%
			AutoZone Inc (a)	7,989	5,134
Distribution & Wholesale - 0.55%			CarMax Inc (a)	101,491	6,811
Fastenal Co	79,062	3,285	Starbucks Corp	284,503	26,597
			TJX Cos Inc/The	124,493	8,545
			Walgreens Boots Alliance Inc	251,128	20,864
Diversified Financial Services - 9.67%			Yum! Brands Inc	134,002	10,869
American Express Co	79,771	6,508			$78,820
BlackRock Inc	45,107	16,754
Charles Schwab Corp/The	299,313	8,782	Software - 6.73%
FNF Group	120,242	4,415	Adobe Systems Inc (a)	224,707	17,774
Visa Inc	77,424	21,006	Microsoft Corp	506,271	22,200
		$57,465			$39,974
			TOTAL COMMON STOCKS		$594,155
Food - 3.25%			INVESTMENT COMPANIES - 0.67%	Shares Held	Value(000	's)
Mondelez International Inc	178,838	6,606
Nestle SA ADR	162,276	12,681	Publicly Traded Investment Fund - 0.67%
		$19,287	Goldman Sachs Financial Square Funds -	3,992,585	3,993

Holding Companies - Diversified - 1.66%			Government Fund
Leucadia National Corp	237,240	5,630
Liberty TripAdvisor Holdings Inc (a)	128,494	4,244	TOTAL INVESTMENT COMPANIES		$3,993
		$9,874	Total Investments		$598,148
			Liabilities in Excess of Other Assets, Net - (0.71)%		$(4,199)
Insurance - 9.71%			TOTAL NET ASSETS - 100.00%		$593,949
Aon PLC	86,432	8,674
Berkshire Hathaway Inc - Class B (a)	182,291	26,872
Loews Corp	198,256	8,130	(a) Non-Income Producing Security
Markel Corp (a)	18,793	14,009
		$57,685

Internet - 8.85%			Portfolio Summary (unaudited)
Amazon.com Inc (a)	16,165	6,145	Sector		Percent
Google Inc - A Shares (a)	25,741	14,483	Financial		31.64%
Google Inc - C Shares (a)	46,133	25,761	Consumer, Non-cyclical		20.47%
Liberty Ventures (a)	153,341	6,161	Consumer, Cyclical		14.23%
		$52,550	Communications		12.18%
			Technology		6.73%
Lodging - 0.41%			Basic Materials		4.78%
Wynn Resorts Ltd	16,986	2,421	Industrial		4.34%
			Energy		4.01%
Media - 3.33%			Diversified		1.66%
Discovery Communications Inc - C Shares (a)	318,135	9,706	Exchange Traded Funds		0.67%
Liberty Global PLC - C Shares (a)	192,581	10,047	Liabilities in Excess of Other Assets, Net		(0.71)%
		$19,753	TOTAL NET ASSETS		100.00%

Metal Fabrication & Hardware - 1.68%
Precision Castparts Corp	46,244	10,003

See accompanying notes

52

Schedule of Investments
Credit Opportunities Explorer Fund
February 28, 2015 (unaudited)

INVESTMENT COMPANIES - 6.99%	Shares Held	Value(000	's)		Principal
				BONDS (continued)	Amount (000's) Value (000's)
Publicly Traded Investment Fund - 6.99%
BlackRock Liquidity Funds FedFund Portfolio	1,377,222	$1,377		Healthcare - Services - 0.63%
				Centene Corp
TOTAL INVESTMENT COMPANIES		$1,377		4.75%, 05/15/2022	$120	$124
PREFERRED STOCKS - 1.28%	Shares Held	Value(000	's)
				Holding Companies - Diversified - 0.18%
Banks- 1.28%				Argos Merger Sub Inc
CoBank ACB 6.20%	2,500	252		7.13%, 03/15/2023 (a),(c)	35	36

TOTAL PREFERRED STOCKS		$252
	Principal			Home Builders - 0.75%
BONDS- 83.19%	Amount (000's)	Value(000	's)	WCI Communities Inc
				6.88%, 08/15/2021	145	148
Automobile Manufacturers - 2.04%
General Motors Financial Co Inc
4.00%, 01/15/2025	$145	$149		Insurance - 4.81%
Jaguar Land Rover Automotive PLC				MetLife Capital Trust IV
5.63%, 02/01/2023 (a)	175	188		7.88%, 12/15/2067 (a)	610	782
Navistar International Corp				Voya Financial Inc
8.25%, 11/01/2021	65	65		5.65%, 05/15/2053 (b)	160	166
		$402				$948

Banks- 10.32%				Internet - 3.33%
Bank of America Corp				Alibaba Group Holding Ltd
5.13%, 12/29/2049 (b)	500	493		3.60%, 11/28/2024 (a)	650	655
Barclays PLC
8.25%, 12/29/2049 (b)	200	214
				Iron & Steel - 0.68%
Citigroup Inc				Signode Industrial Group Lux SA/Signode
5.80%, 11/29/2049 (b)	250	253
				Industrial Group US Inc
HSBC USA Inc				6.38%, 05/01/2022 (a)	135	133
2.35%, 03/05/2020 (c)	225	225
Intesa Sanpaolo SpA
5.02%, 06/26/2024 (a)	250	257		Media- 5.70%
JP Morgan Chase & Co				DISH DBS Corp
5.00%, 12/29/2049 (b)	600	590		6.75%, 06/01/2021	135	144
		$2,032		Time Warner Cable Inc
				7.30%, 07/01/2038	550	717
Building Materials - 3.72%				VTR Finance BV
Cemex SAB de CV				6.88%, 01/15/2024 (a)	200	209
7.25%, 01/15/2021 (a)	200	214		WideOpenWest Finance LLC /
Owens Corning				WideOpenWest Capital Corp
4.20%, 12/01/2024	500	518		10.25%, 07/15/2019	50	53
		$732				$1,123

Chemicals - 1.78%				Metal Fabrication & Hardware - 0.66%
Consolidated Energy Finance SA				Wise Metals Intermediate Holdings LLC/Wise
6.75%, 10/15/2019 (a)	200	198		Holdings Finance Corp
NOVA Chemicals Corp				9.75%, PIK 10.50%, 06/15/2019 (a),(d)	120	130
5.25%, 08/01/2023 (a)	145	153
		$351
				Mining - 2.74%
Electronics - 2.58%				Freeport-McMoRan Inc
Keysight Technologies Inc				5.40%, 11/14/2034	600	540
4.55%, 10/30/2024 (a)	500	507

				Mortgage Backed Securities - 5.83%
Engineering & Construction - 3.83%				CD 2007-CD4 Commercial Mortgage Trust
SBA Tower Trust				5.37%, 12/11/2049	200	209
2.90%, 10/15/2044 (a)	750	755		Commercial Mortgage Pass Through
				Certificates
				4.77%, 10/15/2045 (a),(b)	200	213
Entertainment - 0.77%				Fannie Mae REMICS
CCM Merger Inc				6.48%, 12/25/2036 (b)	482	91
9.13%, 05/01/2019 (a)	140	152
				JP Morgan Chase Commercial Mortgage
				Securities Trust 2007-C1
Food- 2.61%				5.98%, 02/15/2051 (b)	200	216
Grupo Bimbo SAB de CV				JPMBB Commercial Mortgage Securities
4.88%, 06/27/2044 (a)	500	513		Trust 2014-C24
				1.09%, 11/15/2047 (b)	2,721	185
				4.43%, 11/15/2047 (b)	225	233
Forest Products & Paper - 1.09%
Sappi Papier Holding GmbH						$1,147
8.38%, 06/15/2019 (a)	200	215		Oil & Gas - 7.49%
				Canadian Natural Resources Ltd
				5.85%, 02/01/2035	435	483
				Chaparral Energy Inc
				9.88%, 10/01/2020	95	77

See accompanying notes

53

Schedule of Investments
Credit Opportunities Explorer Fund
February 28, 2015 (unaudited)

	Principal		SENIOR FLOATING RATE INTERESTS	Principal
BONDS (continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

Oil & Gas (continued)			Automobile Manufacturers - 0.35%
EP Energy LLC / Everest Acquisition Finance			Navistar Inc, Term Loan B
Inc			5.75%, 08/17/2017 (b)		$70	$70
7.75%, 09/01/2022	$40	$41
9.38%, 05/01/2020	75	80
Halcon Resources Corp			Chemicals - 0.25%
			AZ Chem US Inc, Term Loan
9.75%, 07/15/2020	85	66	7.50%, 06/10/2022 (b)		50	49
Ocean Rig UDW Inc
7.25%, 04/01/2019 (a)	175	106
Pacific Rubiales Energy Corp			Electronics - 0.34%
5.38%, 01/26/2019 (a)	500	369	Isola USA Corp, Term Loan B
5.63%, 01/19/2025 (a)	250	164	9.25%, 11/29/2018 (b)		69	67
Seventy Seven Operating LLC

6.63%, 11/15/2019	110	88	Entertainment - 0.50%
		$1,474	CCM Merger Inc, Term Loan B
Pharmaceuticals - 2.77%			4.50%, 07/30/2021 (b)		98	98
Forest Laboratories Inc
4.88%, 02/15/2021 (a)	500	545
			Forest Products & Paper - 0.46%
			NewPage Corp, Term Loan B
Pipelines - 4.45%			9.50%, 02/05/2021 (b)		93	90
Kinder Morgan Inc/DE
5.55%, 06/01/2045	400	429	Healthcare - Services - 0.47%
Williams Partners LP			MPH Acquisition Holdings LLC, Term Loan
5.10%, 09/15/2045 (c)	450	447
			B
		$876	3.75%, 03/19/2021 (b)		92	92
Private Equity - 2.60%
Apollo Management Holdings LP			Insurance - 0.51%
4.00%, 05/30/2024 (a)	500	511
			Asurion LLC, Term Loan
			8.50%, 02/19/2021 (b)		100	101
Retail - 1.47%
Family Tree Escrow LLC			Mining - 0.88%
5.75%, 03/01/2023 (a)	95	100
			American Rock Salt Co LLC, Term Loan
Landry's Holdings II Inc			8.00%, 05/16/2022 (b)		100	99
10.25%, 01/01/2018 (a)	120	125
			FMG Resources August 2006 Pty Ltd, Term
New Academy Finance Co LLC / New			Loan B
Academy Finance Corp			3.75%, 06/30/2019 (b)		80	74
8.00%, PIK 8.75%, 06/15/2018 (a),(d)	65	65
						$173
		$290
			Oil & Gas - 0.39%
Software - 0.90%			Drillships Financing Holding Inc, Term Loan
Activision Blizzard Inc			B1
6.13%, 09/15/2023 (a)	160	177	6.00%, 03/31/2021 (b)		99	78

Telecommunications - 7.54%			REITS- 0.05%
Altice Finco SA			iStar Financial Inc, Term Loan A2
8.13%, 01/15/2024 (a)	200	212	0.00%, 03/19/2017 (b),(e)		10	10
Sprint Corp
7.13%, 06/15/2024	145	144	TOTAL SENIOR FLOATING RATE INTERESTS			$928
Verizon Communications Inc			Total Investments			$18,936
6.55%, 09/15/2043	700	920	Other Assets in Excess of Liabilities, Net - 3.83%			$754
Wind Acquisition Finance SA			TOTAL NET ASSETS - 100.00%			$19,690
7.38%, 04/23/2021 (a)	200	209
		$1,485
			(a)	Security exempt from registration under Rule 144A of the Securities Act of
Transportation - 1.92%			1933. These securities may be resold in transactions exempt from
Eletson Holdings			registration, normally to qualified institutional buyers. At the end of the
9.63%, 01/15/2022 (a)	145	142
			period, the value of these securities totaled $8,271 or 42.01% of net assets
Navios Maritime Acquisition Corp / Navios			(b)	Variable Rate. Rate shown is in effect at February 28, 2015.
Acquisition Finance US Inc			(c) Security purchased on a when-issued basis.
8.13%, 11/15/2021 (a)	120	120
			(d)	Payment in kind; the issuer has the option of paying additional securities
Navios South American Logistics Inc / Navios			in lieu of cash.
Logistics Finance US Inc			(e)	This Senior Floating Rate Note will settle after February 28, 2015, at
7.25%, 05/01/2022 (a)	120	116
			which time the interest rate will be determined.
		$378
TOTAL BONDS		$16,379
SENIOR FLOATING RATE INTERESTS - Principal
4.71%	Amount (000's) Value (000's)

Aerospace & Defense - 0.51%
B/E Aerospace Inc, Term Loan B
4.00%, 11/19/2021 (b)	$100	$100

See accompanying notes

54

		Schedule of Investments
Credit Opportunities Explorer Fund
February 28, 2015 (unaudited)

Portfolio Summary (unaudited)
Sector		Percent
Financial		19.58%
Communications		16.57%
Industrial		13.55%
Energy		12.33%
Basic Materials		7.88%
Exchange Traded Funds		6.99%
Consumer, Non-cyclical		6.47%
Consumer, Cyclical		5.89%
Mortgage Securities		5.83%
Technology		0.90%
Diversified		0.18%
Other Assets in Excess of Liabilities, Net		3.83%
TOTAL NET ASSETS		100.00%

Futures Contracts

						Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
US 10 Year Note; June 2015	Long	8	$1,024		$1,023	$(1)
US 5 Year Note; June 2015	Long	15	1,786		1,789	3
US Long Bond; June 2015	Long	4	646		647	1
US Ultra Bond; June 2015	Short	12	2,008		2,019	(11)
Total						$(8)

Amounts in thousands except contracts

See accompanying notes

55

Schedule of Investments
Diversified Real Asset Fund
February 28, 2015 (unaudited)

COMMON STOCKS - 52.43%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Agriculture - 0.30%			Electronics - 0.11%
Adecoagro SA (a)	35,150	$311	Trimble Navigation Ltd (a)	146,157	$3,821
Archer-Daniels-Midland Co	91,538	4,383
Bunge Ltd	53,858	4,404	Engineering & Construction - 1.29%
Japfa Comfeed Indonesia Tbk PT (b)	2,729,300	190
			Aeroports de Paris	24,600	2,996
SLC Agricola SA	175,500	854	Beijing Capital International Airport Co Ltd	1,703,800	1,606
		$10,142	Ferrovial SA	531,612	11,247
Automobile Manufacturers - 0.10%			Flughafen Zuerich AG	8,700	6,233
Mahindra & Mahindra Ltd	146,179	3,045	SBA Communications Corp (a)	177,200	22,099
Mahindra & Mahindra Ltd - Warrants (a),(c)	26,656	552			$44,181
		$3,597	Food - 1.28%
Beverages - 0.03%			Ajinomoto Co Inc	109,000	2,099
Mcleod Russel India Ltd - Warrants (a),(c)	255,982	959	Almarai Co - Warrants (a),(c)	58,477	1,259
			Aryzta AG (a)	27,818	2,225
			Cal-Maine Foods Inc	62,245	2,342
Building Materials - 0.23%			China Mengniu Dairy Co Ltd	291,000	1,314
Ainsworth Lumber Co Ltd (a)	455,808	1,229	ConAgra Foods Inc	125,786	4,400
Boise Cascade Co (a)	33,183	1,182	Cosan Ltd	124,438	940
Duratex SA	398,100	1,064	Darling Ingredients Inc (a)	141,870	2,471
Louisiana-Pacific Corp (a)	185,173	3,117	Fuji Oil Co Ltd/Osaka	110,700	1,538
Norbord Inc	64,276	1,315	Hormel Foods Corp	64,053	3,748
		$7,907	Iwatsuka Confectionery Co Ltd (b)	21,300	1,131
Chemicals - 1.68%			JBS SA	387,700	1,710
Agrium Inc	70,728	8,169	Kato Sangyo Co Ltd	37,200	744
			Marfrig Global Foods SA (a)	518,100	880
CF Industries Holdings Inc	18,514	5,670
China BlueChemical Ltd	3,720,000	1,496	McCormick & Co Inc/MD	33,708	2,541
Givaudan SA (a)	2,312	4,440	NH Foods Ltd	35,000	799
Israel Chemicals Ltd	391,605	2,727	Saputo Inc	123,698	3,594
K+S AG	26,695	862	Sysco Corp	77,624	3,027
Koninklijke DSM NV	45,772	2,552	Tate & Lyle PLC	211,120	1,932
Mosaic Co/The	143,666	7,652	Tingyi Cayman Islands Holding Corp	582,000	1,466
Novozymes A/S	19,923	967	Toyo Suisan Kaisha Ltd	57,300	2,050
Potash Corp of Saskatchewan Inc	65,638	2,355	Tyson Foods Inc	44,003	1,818
Potash Corp of Saskatchewan Inc	148,991	5,348			$44,028
Saudi Arabian Fertilizer Co - Warrants (a),(c)	20,164	808
			Forest Products & Paper - 2.33%
Sensient Technologies Corp	34,074	2,167	Acadian Timber Corp	77,301	1,068
Syngenta AG	19,735	6,974	BillerudKorsnas AB	69,260	1,099
Tessenderlo Chemie NV (a)	81,006	2,231	Canfor Corp (a)	188,476	4,327
Yara International ASA	60,364	3,320	Clearwater Paper Corp (a)	16,063	981
		$57,738	Deltic Timber Corp	94,155	6,231
Coal - 0.04%			Empresas CMPC SA	2,216,322	5,775
			Fibria Celulose SA ADR(a)	412,685	5,348
Consol Energy Inc	43,432	1,399
			Holmen AB	96,098	3,340
			Interfor Corp (a)	167,751	2,815
Commercial Services - 1.19%			International Paper Co	60,977	3,440
Atlantia SpA	531,400	13,988	Klabin SA	1,211,000	6,825
CCR SA	472,600	2,775	Masisa SA	3,846,068	134
COSCO Pacific Ltd	5,005,900	7,215	Metsa Board OYJ	110,397	722
Multi-Color Corp	31,689	2,164	Metsa Board OYJ - Rights (a),(b),(c)	110,397	22
Transurban Group	2,040,993	14,585	Mondi PLC	338,998	6,945
		$40,727	Pope Resources a Delaware LP (b)	42,932	2,698
Consumer Products - 0.06%			Portucel SA	175,118	772
Kimberly-Clark Corp	18,731	2,054	Smurfit Kappa Group PLC	121,747	3,405
			Smurfit Kappa Group PLC	27,633	773
			Stora Enso OYJ	391,484	3,759
Cosmetics & Personal Care - 0.23%			Sumitomo Forestry Co Ltd	102,700	1,071
Svenska Cellulosa AB SCA	215,813	5,360	Suzano Papel e Celulose SA	1,155,900	4,911
Unicharm Corp	95,300	2,639	TFS Corp Ltd	1,301,157	1,872
		$7,999	UPM-Kymmene OYJ	192,863	3,618
			Wausau Paper Corp	51,461	483
Electric - 1.49%			West Fraser Timber Co Ltd	104,046	5,665
Eversource Energy	117,900	6,101	Western Forest Products Inc	1,083,943	1,847
GDF Suez	132,900	2,949			$79,946
HK Electric Investments & HK Electric	2,200,700	1,491
Investments Ltd (d)			Gas - 4.03%
Infraestructura Energetica Nova SAB de CV	444,400	2,341	AGL Resources Inc	110,700	5,437
ITC Holdings Corp	313,400	12,138	Beijing Enterprises Holdings Ltd	942,900	7,000
Origin Energy Ltd	688,300	6,557	CenterPoint Energy Inc	525,900	10,933
PG&E Corp	306,000	16,441	ENN Energy Holdings Ltd	1,542,100	8,188
UIL Holdings Corp	66,300	3,351	National Grid PLC	2,139,000	29,259
		$51,369	NiSource Inc	277,600	11,912
			ONE Gas Inc	154,743	6,439
			Sempra Energy	210,900	22,819

See accompanying notes

56

Schedule of Investments
Diversified Real Asset Fund
February 28, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Gas (continued)			Mining (continued)
Snam SpA	3,100,500	$15,691	Tahoe Resources Inc	23,612	$330
Tokyo Gas Co Ltd	2,438,000	14,854			$14,860
Western Gas Equity Partners LP	96,300	6,023
		$138,555	Miscellaneous Manufacturing - 0.08%
			LSB Industries Inc (a)	45,313	1,703
Healthcare - Services - 0.06%			Raven Industries Inc	56,295	1,173
Brookdale Senior Living Inc (a)	55,890	2,096			$2,876

			Oil & Gas - 1.72%
Holding Companies - Diversified - 0.38%			Africa Oil Corp (a)	22,619	43
Cengage Learning Holdings II LP	11,792	259	Africa Oil Corp (a)	6,686	13
China Merchants Holdings International Co	1,760,400	6,697	Anadarko Petroleum Corp	40,233	3,389
Ltd			Antero Midstream Partners LP	222,924	5,796
Empresas COPEC SA	220,413	2,587	Antero Resources Corp (a)	21,591	852
Wharf Holdings Ltd/The	462,233	3,370	Bankers Petroleum Ltd (a)	97,964	237
		$12,913	Bonanza Creek Energy Inc (a)	18,454	497
			Canadian Natural Resources Ltd	19,253	561
Home Builders - 0.25%			Cheniere Energy Inc (a)	10,714	864
DR Horton Inc	51,378	1,403	Cimarex Energy Co	14,119	1,549
Lennar Corp	76,298	3,831	Cobalt International Energy Inc (a)	49,215	504
Pulte Group Inc	114,804	2,590	Concho Resources Inc (a)	28,765	3,133
Toll Brothers Inc (a)	19,455	745
			Crew Energy Inc (a)	62,050	284
		$8,569	Devon Energy Corp	40,664	2,505
Home Furnishings - 0.07%			EOG Resources Inc	29,907	2,683
Rational AG	6,448	2,306	Genel Energy PLC (a)	52,784	474
			Gulfport Energy Corp (a)	21,458	983
			Hess Corp	13,584	1,020
Iron & Steel - 0.03%			Kosmos Energy Ltd (a)	40,773	366
Reliance Steel & Aluminum Co	16,310	930	Laredo Petroleum Inc (a)	64,582	770
			Lekoil Ltd (a)	314,489	124
Leisure Products & Services - 0.03%			Marathon Oil Corp	54,312	1,513
Ardent Leisure Group	546,387	1,021	Marathon Petroleum Corp	24,160	2,537
			MEG Energy Corp (a),(d)	6,400	107
			MEG Energy Corp (a)	33,523	561
Lodging - 0.05%			Newfield Exploration Co (a)	17,779	587
Accor SA	30,366	1,588	Noble Energy Inc	60,222	2,844
			NuVista Energy Ltd (a)	53,691	352
Machinery - Diversified - 0.99%			Oasis Petroleum Inc (a)	21,390	307
AGCO Corp	169,523	8,432	Occidental Petroleum Corp	17,292	1,347
ANDRITZ AG	40,151	2,313	Oil Search Ltd	67,098	426
Deere & Co	105,056	9,518	Patterson-UTI Energy Inc	47,286	884
Kubota Corp	420,000	6,847	PDC Energy Inc (a)	29,395	1,519
Manitowoc Co Inc/The	135,697	3,003	Phillips 66	22,173	1,740
Middleby Corp/The (a)	17,602	1,876	Pioneer Natural Resources Co	6,832	1,042
Valmet OYJ	162,314	2,140	Range Resources Corp	26,910	1,333
		$34,129	Rice Energy Inc (a)	37,201	728
			Rosetta Resources Inc (a)	38,491	682
Metal Fabrication & Hardware - 0.06%			Rowan Cos PLC	19,345	418
Valmont Industries Inc	17,303	2,157	Seven Generations Energy Ltd (a)	21,451	312
			Southwestern Energy Co (a)	13,969	350
Mining - 0.43%			Suncor Energy Inc	77,754	2,340
African Rainbow Minerals Ltd	36,224	380	Tullow Oil PLC	45,934	273
Agnico Eagle Mines Ltd	26,052	838	Valero Energy Partners LP (b)	162,992	8,686
Alacer Gold Corp	136,196	295	Western Refining Inc	16,262	766
B2Gold Corp (a)	292,487	494	Whiting Petroleum Corp (a)	27,907	944
Barrick Gold Corp	65,767	856			$59,245
BHP Billiton Ltd ADR	21,866	1,148	Oil & Gas Services - 0.74%
Constellium NV (a)	57,322	1,084
			Cameron International Corp (a)	49,331	2,322
Eldorado Gold Corp	162,202	935	Core Laboratories NV	5,137	565
First Quantum Minerals Ltd	78,841	1,000	Dril-Quip Inc (a)	23,331	1,695
Freeport-McMoRan Inc	20,838	451	Flotek Industries Inc (a)	35,902	613
Glencore PLC	278,605	1,287	Halliburton Co	52,436	2,252
Guyana Goldfields Inc (a),(c)	31,955	83
			Independence Contract Drilling Inc (a)	44,178	252
Guyana Goldfields Inc (a)	117,225	306
Ivanhoe Mines Ltd (a)	103,713	69	National Oilwell Varco Inc	16,477	896
Kinross Gold Corp (a)	109,514	311	Schlumberger Ltd	33,570	2,825
Lundin Mining Corp (a)	138,901	606	Superior Energy Services Inc	48,952	1,096
Northern Dynasty Minerals Ltd (a)	29,655	15	Targa Resources Corp	130,662	13,011
Platinum Group Metals Ltd (a)	57,507	31			$25,527
Randgold Resources Ltd ADR	20,068	1,589	Packaging & Containers - 1.08%
Rio Tinto PLC ADR	28,249	1,394	Ball Corp	78,007	5,594
Silver Wheaton Corp	26,633	575	Crown Holdings Inc (a)	67,889	3,598
Southern Copper Corp	26,309	783	FP Corp	48,100	1,669
			Graphic Packaging Holding Co	372,291	5,618

See accompanying notes

57

Schedule of Investments
Diversified Real Asset Fund
February 28, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Packaging & Containers (continued)			REITS (continued)
Huhtamaki OYJ	24,538	$725	Apartment Investment & Management Co	123,993	$4,672
KapStone Paper and Packaging Corp	67,513	2,326	Astro Japan Property Group	78,704	312
Mayr Melnhof Karton AG	5,096	541	AvalonBay Communities Inc	42,515	7,157
MeadWestvaco Corp	68,656	3,643	Boardwalk Real Estate Investment Trust	29,435	1,395
Packaging Corp of America	55,223	4,576	Boston Properties Inc	49,734	6,834
Rexam PLC	401,397	3,443	Camden Property Trust	45,365	3,302
Rock-Tenn Co	57,505	3,947	Canadian Real Estate Investment Trust	6,425	241
Sealed Air Corp	29,763	1,403	CapitaMall Trust	1,635,000	2,532
		$37,083	CatchMark Timber Trust Inc	156,391	1,897
			CBL & Associates Properties Inc	44,421	889
Pharmaceuticals - 0.07%			Crown Castle International Corp	291,900	25,194
Neogen Corp (a)	10,998	562
			CubeSmart	208,584	4,839
Zoetis Inc	40,069	1,847	Daiwa Office Investment Corp	343	1,959
		$2,409	DDR Corp	160,272	3,036
Pipelines - 17.80%			Duke Realty Corp	189,107	4,039
Buckeye Partners LP	342,681	26,640	Education Realty Trust Inc	44,746	1,569
Columbia Pipeline Partners LP (a)	174,930	4,844	EPR Properties	39,900	2,434
DCP Midstream Partners LP	348,128	13,855	Equity One Inc	109,634	2,936
Enbridge Energy Partners LP	378,149	14,820	Equity Residential	48,857	3,763
Enbridge Inc	701,012	32,597	Essex Property Trust Inc	44,980	10,005
Energy Transfer Equity LP	744,864	47,574	Extra Space Storage Inc	57,558	3,786
EnLink Midstream Partners LP	155,982	4,190	Federal Realty Investment Trust	27,056	3,843
Enterprise Products Partners LP	1,407,843	46,937	Federation Centres	1,040,042	2,418
Genesis Energy LP	195,026	8,971	First Industrial Realty Trust Inc	167,748	3,570
Inter Pipeline Ltd	395,500	10,504	General Growth Properties Inc	217,035	6,296
Kinder Morgan Inc/DE	844,395	34,629	Goodman Group	875,615	4,263
Koninklijke Vopak NV	53,900	2,830	Great Portland Estates PLC	414,088	5,116
Magellan Midstream Partners LP	571,185	46,951	Hammerson PLC	303,567	3,162
MarkWest Energy Partners LP	364,118	23,649	Health Care REIT Inc	90,860	7,006
MPLX LP	212,627	17,478	Host Hotels & Resorts Inc	214,118	4,496
ONEOK Inc	286,821	12,695	Kenedix Office Investment Corp	525	3,001
Pembina Pipeline Corp	374,040	11,932	Kenedix Retail REIT Corp (a)	156	357
Phillips 66 Partners LP	161,428	11,492	Kilroy Realty Corp	62,940	4,656
Plains All American Pipeline LP	836,045	41,710	Klepierre	111,237	5,432
Plains GP Holdings LP	212,157	6,076	Land Securities Group PLC	400,344	7,748
Regency Energy Partners LP	300,175	7,321	Link REIT/The	112,500	719
Shell Midstream Partners LP	173,102	6,761	Mirvac Group	4,823,911	7,827
Spectra Energy Corp	875,521	31,073	Nippon Building Fund Inc	582	2,927
Sunoco Logistics Partners LP	753,595	33,324	Paramount Group Inc	98,049	1,799
Targa Resources Partners LP	137,055	6,006	Pebblebrook Hotel Trust	106,327	5,165
Tesoro Logistics LP	334,913	19,231	Plum Creek Timber Co Inc	216,428	9,402
TransCanada Corp	422,500	18,518	Potlatch Corp	156,288	6,241
Veresen Inc	457,500	5,694	Prologis Inc	195,443	8,347
Western Gas Partners LP	250,517	17,431	Public Storage	23,115	4,559
Williams Cos Inc/The	939,150	46,057	Rayonier Inc	326,293	8,944
		$611,790	Saul Centers Inc	21,171	1,140
			Simon Property Group Inc	106,927	20,355
Publicly Traded Investment Fund - 0.01%			SL Green Realty Corp	59,586	7,563
Phaunos Timber Fund Ltd (a)	785,432	302	Spring Real Estate Investment Trust	1,765,000	848
			Stockland	763,771	2,796
Real Estate - 1.87%			STORE Capital Corp	43,164	977
			Strategic Hotels & Resorts Inc (a)	188,267	2,470
CapitaLand Ltd	1,226,200	3,228
China Resources Land Ltd	1,044,444	2,774	Sun Communities Inc	33,780	2,283
Deutsche Wohnen AG	185,306	5,104	Sunstone Hotel Investors Inc	200,857	3,505
Fabege AB	225,802	3,429	Taubman Centers Inc	31,705	2,294
Hongkong Land Holdings Ltd	700,200	5,289	Unibail-Rodamco SE	13,492	3,882
Kerry Properties Ltd	436,500	1,457	Urban Edge Properties	28,399	680
LEG Immobilien AG	28,019	2,304	Ventas Inc	114,685	8,541
Mitsubishi Estate Co Ltd	386,600	9,033	Vornado Realty Trust	53,319	5,867
Mitsui Fudosan Co Ltd	348,000	9,563	Wereldhave NV	32,933	2,263
New World Development Co Ltd	2,473,000	2,915	Westfield Corp	870,693	6,668
Nomura Real Estate Holdings Inc	104,900	1,857	Weyerhaeuser Co	298,738	10,489
Shimao Property Holdings Ltd	553,000	1,174	Workspace Group PLC	283,312	3,758
Sponda OYJ	353,481	1,771	WP GLIMCHER Inc	47,623	825
ST Modwen Properties PLC	187,293	1,401			$340,086
Sun Hung Kai Properties Ltd	451,750	7,079	Storage & Warehousing - 0.04%
UNITE Group PLC/The	442,939	3,759	Safestore Holdings PLC	327,493	1,411
Wihlborgs Fastigheter AB	102,042	2,154
		$64,291
			Telecommunications - 0.42%
REITS - 9.89%			Eutelsat Communications SA	171,173	5,842
American Realty Capital Properties Inc	193,921	1,902	SES SA	247,300	8,512
American Tower Corp	412,498	40,895			$14,354

See accompanying notes

58

Schedule of Investments
Diversified Real Asset Fund
February 28, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)		Principal
Textiles - 0.07%				BONDS (continued)	Amount (000's) Value (000's)
Mohawk Industries Inc (a)	13,183	$2,430		Media- 0.01%
				iHeartCommunications Inc

Transportation - 0.94%				9.00%, 12/15/2019		$523	$516
ALL - America Latina Logistica SA	771,200	1,516
Groupe Eurotunnel SE	883,000	12,065		Sovereign - 0.97%
Kansas City Southern	55,200	6,394		Bundesrepublik Deutschland Bundesobligation
Union Pacific Corp	102,900	12,375		Inflation Linked Bond
		$32,350		0.75%, 04/15/2018	EUR	1,352	1,565
				Deutsche Bundesrepublik Inflation Linked
Water- 0.96%				Bond
American Water Works Co Inc	310,900	16,814		1.50%, 04/15/2016		8,368	9,459
Severn Trent PLC	241,900	7,573		Italy Buoni Poliennali Del Tesoro
United Utilities Group PLC	601,600	8,776		2.10%, 09/15/2016		1,234	1,420
		$33,163		2.35%, 09/15/2024 (d)		5,541	7,401
TOTAL COMMON STOCKS		$1,802,308		2.55%, 09/15/2041		694	1,080
INVESTMENT COMPANIES - 3.67%	Shares Held	Value(000	's)	2.60%, 09/15/2023		336	453
Publicly Traded Investment Fund - 3.67%				Mexican Udibonos
BlackRock Liquidity Funds FedFund Portfolio	5,953,412	5,953		4.00%, 06/13/2019	MXN	76,646	5,573
JP Morgan Prime Money Market Fund	120,100,151	120,101		New Zealand Government Bond
				3.06%, 09/20/2030 (e)	NZD	7,032	6,250
		$126,054
TOTAL INVESTMENT COMPANIES		$126,054					$33,201
	Principal			TOTAL BONDS			$325,868
BONDS- 9.48%	Amount (000's)	Value(000	's)	COMMODITY INDEXED STRUCTURED	Principal
				NOTES- 4.61%	Amount (000's) Value (000's)
Federal & Federally Sponsored Credit - 2.08%
Federal Farm Credit Banks				Banks- 4.61%
0.16%, 08/01/2016 (e)	$9,000	$9,001		Bank of America Corp; Dow Jones - UBS
0.16%, 11/22/2016 (e)	15,000	15,001		Commodity Index Linked Note
0.19%, 09/19/2016 (e)	10,000	10,000		0.02%, 04/28/2016 (e)		$15,900	15,799
0.21%, 02/13/2017(e)	7,300	7,308		BNP Paribas SA; Dow Jones - UBS
0.27%, 06/20/2016 (e)	7,800	7,810		Commodity Index Linked Note
0.28%, 07/27/2016 (e)	8,800	8,812		0.05%, 01/28/2016 (e)		13,100	11,506
0.30%, 11/07/2016 (e)	4,200	4,207		0.05%, 02/25/2016 (e)		11,700	12,369
				0.05%, 03/18/2016 (e)		2,800	3,015
Federal Farm Credit Discount Notes
0.24%, 12/08/2015 (f)	9,400	9,387		CIBC; Dow Jones - UBS Commodity Index
		$71,526		Linked Note
				0.06%, 02/08/2016 (e)		7,100	7,054
Finance - Mortgage Loan/Banker - 6.42%				0.09%, 02/08/2016 (e)		3,560	2,605
Fannie Mae				0.11%, 03/15/2016 (e)		4,000	4,312
0.18%, 07/25/2016 (e)	14,000	14,007		0.17%, 02/08/2016 (e)		7,600	6,457
0.19%, 08/15/2016 (e)	11,750	11,757		Deutsche Bank AG/London; Dow Jones - UBS
0.19%, 01/26/2017 (e)	12,000	12,006		Commodity Index Linked Note
0.48%, 10/03/2016(e)	9,500	9,543		0.03%, 02/19/2016 (d),(e)		3,300	2,803
Fannie Mae Discount Notes				0.03%, 03/31/2016 (d),(e)		9,600	8,477
0.12%, 05/04/2015 (f)	6,000	6,000		0.03%, 04/14/2016 (d),(e)		11,800	12,330
0.15%, 10/01/2015 (f)	9,000	8,994		JP Morgan Chase Bank NA; Dow Jones - UBS
Federal Home Loan Bank Discount Notes				Commodity Index Linked Note
0.23%, 01/22/2016 (f)	12,000	11,977		0.09%, 02/11/2016 (d),(e)		3,100	2,468
0.24%, 01/26/2016 (f)	8,000	7,985		0.10%, 02/11/2016 (d),(e)		4,500	3,566
0.25%, 02/08/2016 (f)	8,000	7,982		0.10%, 02/25/2016 (e)		9,300	7,455
Federal Home Loan Banks				0.11%, 03/31/2016 (d),(e)		6,000	6,353
0.22%, 08/19/2015 (e)	7,500	7,504		Royal Bank of Canada; Dow Jones - UBS
0.22%, 10/07/2015 (e)	5,550	5,554		Commodity Index Linked Note
0.22%, 10/07/2015 (e)	13,000	13,008		0.07%, 02/02/2016 (d),(e)		5,350	3,914
0.22%, 10/07/2015 (e)	8,000	8,005		0.07%, 03/08/2016 (d),(e)		3,520	3,791
0.22%, 12/04/2015	5,000	5,000		0.07%, 03/08/2016 (d),(e)		2,900	3,126
0.34%, 02/22/2016	5,500	5,502		0.07%, 03/21/2016 (d),(e)		10,600	9,008
0.35%, 01/28/2016	5,000	5,002		Societe Generale SA; Dow Jones - UBS
1.30%, 08/11/2016	4,500	4,521		Commodity Index Linked Note
Freddie Mac				0.17%, 03/07/2016 (d),(e)		7,000	6,409
0.16%, 12/12/2016 (e)	10,000	10,001		0.17%, 03/29/2016 (d),(e)		8,800	7,948
0.17%, 07/21/2016 (e)	12,000	12,005		UBS AG; Dow Jones - UBS Commodity
0.18%, 01/12/2017 (e)	6,000	5,999		Index Linked Note
0.18%, 01/13/2017 (e)	12,000	12,006		0.09%, 01/26/2016 (e)		2,800	1,966
0.27%, 12/09/2015	6,000	5,996		0.09%, 03/15/2016 (e)		3,500	2,787
0.50%, 05/27/2016	10,500	10,494		0.10%, 01/26/2016 (e)		4,700	4,640
0.70%, 01/30/2017	4,000	3,988		0.11%, 03/15/2016 (e)		5,200	4,568
Freddie Mac Discount Notes				0.11%, 04/18/2016 (e)		3,400	3,618
0.16%, 08/05/2015 (f)	7,000	6,998					$158,344
0.17%, 11/04/2015 (f)	8,800	8,791		TOTAL COMMODITY INDEXED STRUCTURED NOTES $			158,344
		$220,625

See accompanying notes

59

Schedule of Investments
Diversified Real Asset Fund
February 28, 2015 (unaudited)

SENIOR FLOATING RATE INTERESTS -	Principal		SENIOR FLOATING RATE INTERESTS	Principal
15.45%	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

Advertising - 0.20%			Commercial Services (continued)
Advantage Sales & Marketing Inc, Term			Harland Clarke Holdings Corp, Term Loan
Loan			B2
7.50%, 07/21/2022 (e)	$1,000	$997	5.51%, 06/30/2017 (e)	$484	$485
Advantage Sales & Marketing Inc, Term Loan			Harland Clarke Holdings Corp, Term Loan
B			B3
4.25%, 07/21/2021 (e)	1,796	1,786	7.00%, 04/26/2018(e)	3,491	3,508
Affinion Group Inc, Term Loan B			Harland Clarke Holdings Corp, Term Loan
6.75%, 10/09/2016 (e)	2,736	2,598	B4
Checkout Holding Corp, Term Loan B			6.00%, 08/30/2019 (e)	975	978
4.50%, 04/03/2021 (e)	1,741	1,645	Interactive Data Corp, Term Loan B
		$7,026	4.75%, 04/23/2021 (e)	1,990	1,995
			iQor US Inc, Term Loan B
Aerospace & Defense - 0.24%			6.00%, 02/19/2021 (e)	2,891	2,747
Accudyne Industries Borrower SCA, Term			Laureate Education Inc, Term Loan B
Loan			5.00%, 06/16/2018 (e)	1,516	1,418
4.00%, 12/05/2019 (e)	411	395
			Millennium Laboratories LLC, Term Loan B
B/E Aerospace Inc, Term Loan			5.25%, 04/15/2021 (e)	3,333	3,346
4.00%, 11/19/2021 (e)	2,600	2,605
			Pharmaceutical Product Development LLC,
Sequa Corp, Term Loan B			Term Loan
5.25%, 05/29/2017 (e)	1,208	1,177
			4.00%, 12/05/2018 (e)	3,933	3,925
TransDigm Inc, Term Loan D			ServiceMaster Co LLC/The, Term Loan B
3.75%, 05/21/2021 (e)	3,980	3,965
			4.25%, 06/25/2021 (e)	8,995	8,992
		$8,142	Truven Health Analytics Inc, Term Loan B
Airlines - 0.31%			4.50%, 05/25/2019 (e)	2,523	2,491
American Airlines Inc, Term Loan B					$33,726
3.75%, 06/21/2019 (e)	2,955	2,951
4.25%, 10/08/2021 (e)	2,300	2,311	Computers - 0.08%
			Riverbed Technology Inc, Term Loan
Delta Air Lines Inc, Term Loan B			0.00%, 02/25/2022 (e),(g)	2,000	2,015
3.25%, 04/20/2017 (e)	846	845
			SunGard Data Systems Inc, Term Loan E
Delta Air Lines Inc, Term Loan B1			4.00%, 03/07/2020 (e)	872	871
3.25%, 10/18/2018 (e)	2,450	2,448
US Airways Inc, Term Loan B1					$2,886
3.50%, 05/23/2019 (e)	1,980	1,973	Consumer Products - 0.36%
		$10,528	Dell International LLC, Term Loan B
			4.50%, 03/24/2020 (e)	9,695	9,732
Automobile Manufacturers - 0.22%			Dell International LLC, Term Loan C
FCA US LLC, Term Loan B			3.75%, 09/24/2018 (e)	1,851	1,853
3.25%, 12/05/2018 (e)	7,450	7,430
			Prestige Brands Inc, Term Loan B2
			4.50%, 08/13/2021 (e)	775	775
Beverages - 0.12%					$12,360
DE Master Blenders, Term Loan
3.50%, 07/02/2021 (e)	4,000	4,000	Distribution & Wholesale - 0.14%
			HD Supply Inc, Term Loan B
			4.00%, 06/28/2018 (e)	4,674	4,661
Biotechnology - 0.05%
STHI Holding Corp, Term Loan B
4.50%, 07/30/2021 (e)	1,746	1,740	Diversified Financial Services - 0.29%
			Clipper Acquisitions Corp, Term Loan B1
			3.00%, 02/06/2020 (e)	1,960	1,921
Building Materials - 0.03%			Delos Finance Sarl, Term Loan B
Quikrete Holdings Inc, Term Loan B			3.50%, 02/26/2021 (e)	1,250	1,249
4.00%, 09/18/2020(e)	945	941	Home Loan Servicing Solutions Ltd, Term
			Loan B
			4.50%, 06/19/2020 (e)	985	955
Chemicals - 0.14%			RCS Capital Corp, Term Loan
Axalta Coating Systems US Holdings Inc,			6.50%, 03/29/2019 (e)	1,462	1,397
Term Loan
3.75%, 02/01/2020 (e)	474	470	TransFirst Inc, Term Loan
			5.50%, 11/12/2021 (e)	2,500	2,514
Minerals Technologies Inc, Term Loan B
4.00%, 04/14/2021 (e)	2,766	2,774	Walter Investment Management Corp, Term
			Loan
Univar Inc, Term Loan B			4.75%, 12/11/2020 (e)	2,201	2,028
5.00%, 06/30/2017 (e)	1,746	1,732
		$4,976			$10,064
			Electric - 0.12%
Commercial Services - 0.98%			Calpine Corp, Delay-Draw Term Loan DD
Acosta Holdco Inc, Term Loan B			4.00%, 10/30/2020 (e)	1,485	1,484
5.00%, 08/13/2021 (e)	1,425	1,432
			EFS Cogen Holdings I LLC, Term Loan B
Brand Energy & Infrastructure Services Inc,			3.75%, 12/17/2020 (e)	1,684	1,678
Term Loan B
4.75%, 11/20/2020 (e)	921	898	Energy Future Intermediate Holding Co LLC,
			DIP Term Loan
Ceridian HCM Holding Inc, Term Loan B2			4.25%, 06/19/2016 (e)	1,000	1,004
4.50%, 09/15/2020 (e)	1,083	1,070
CHG Buyer Corp, Term Loan					$4,166
9.00%, 11/13/2020 (e)	441	441

See accompanying notes

60

Schedule of Investments
Diversified Real Asset Fund
February 28, 2015 (unaudited)

	SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
	(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

	Engineering & Construction - 0.06%			Healthcare - Services (continued)
	AECOM, Term Loan B			DaVita HealthCare Partners Inc, Term Loan
	3.75%, 09/17/2021 (e)	$1,919	$1,929	B
				3.50%, 06/24/2021 (e)	$1,458	$1,459
				Drumm Investors LLC, Term Loan
	Entertainment - 0.50%			6.75%, 05/04/2018 (e)	3,404	3,424
	AMC Entertainment Inc, Term Loan B
	3.50%, 04/23/2020 (e)	877	874	Genesis Healthcare LLC/DE, Term Loan B
				10.00%, 10/02/2017 (e)	549	560
	CCM Merger Inc, Term Loan B
	4.50%, 07/30/2021 (e)	1,526	1,528	HCA Inc, Term Loan A4
				2.67%, 02/02/2016 (e)	6,248	6,235
	Delta 2 Lux Sarl, Term Loan B
	7.75%, 07/29/2022 (e)	2,000	2,002	Heartland Dental LLC, Term Loan
				5.50%, 12/21/2018 (e)	2,707	2,684
	Delta 2 Lux Sarl, Term Loan B3
	4.75%, 07/30/2021 (e)	4,868	4,844	IASIS Healthcare LLC, Term Loan B2
				4.50%, 05/03/2018 (e)	4,191	4,194
	Pinnacle Entertainment Inc, Term Loan B2
	3.75%, 08/05/2020 (e)	711	710	LHP Operations Co LLC, Term Loan B
				9.00%, 06/29/2018 (e)	304	292
	SGMS Escrow Corp, Term Loan B2
	6.00%, 09/17/2021 (e)	4,000	3,992	United Surgical Partners International Inc,
				Term Loan
	William Morris Endeavor Entertainment LLC,			4.75%, 04/03/2019 (e)	5,134	5,133
	Term Loan B
	5.25%, 05/06/2021 (e)	1,990	1,985	US Renal Care Inc, Term Loan
				4.25%, 07/03/2019 (e)	1,985	1,977
	WMG Acquisition Corp, Term Loan B
	3.75%, 07/07/2020 (e)	1,311	1,285			$33,888
			$17,220	Holding Companies - Diversified - 0.60%
				Emerald Expositions Holding Inc, Term Loan
	Environmental Control - 0.02%			B
	ADS Waste Holdings Inc, Term Loan B2			4.75%, 06/17/2020 (e)	2,948	2,940
	3.75%, 10/09/2019 (e)	729	720
				MGOC Inc, Delay-Draw Term Loan B-DD
				4.25%, 07/30/2020 (e)	3,095	3,102
Food	- 1.17%			Opal Acquisition Inc, Term Loan B
	Albertson's Holdings LLC, Term Loan B3			5.00%, 11/20/2020 (e)	1,980	1,976
	5.00%, 08/04/2019 (e)	1,000	1,003	Restaurant Brands International Inc, Term
	Albertson's Holdings LLC, Term Loan B4			Loan B
	5.50%, 08/11/2021 (e)	13,400	13,513	4.50%, 09/25/2021 (e)	8,522	8,566
	Albertsons LLC, Term Loan B2			Travelport Finance Luxembourg Sarl, Term
	5.38%, 05/21/2019 (e)	4,463	4,488	Loan B
	HJ Heinz Co, Term Loan B2			6.00%, 08/13/2021 (e)	4,000	4,030
	3.50%, 03/27/2020 (e)	4,733	4,737			$20,614
	Pinnacle Foods Finance LLC, Term Loan G
	3.00%, 04/29/2020 (e)	2,175	2,161	Insurance - 0.13%
	Pinnacle Foods Finance LLC, Term Loan H			HUB International Ltd, Term Loan B
				4.25%, 09/17/2020 (e)	1,488	1,469
	3.00%, 04/29/2020 (e)	494	491
	SUPERVALU Inc, Term Loan			USI Inc/NY, Term Loan B
				4.25%, 12/27/2019 (e)	2,940	2,929
	4.50%, 03/21/2019(e)	4,456	4,462
	US Foods Inc, Term Loan B					$4,398
	4.50%, 05/31/2019 (e)	8,279	8,257	Internet - 0.28%
	Wilton Brands LLC, Term Loan B			EIG Investors Corp, Term Loan B
	7.50%, 08/22/2018 (e)	1,313	1,250	5.00%, 11/09/2019 (e)	3,387	3,395
			$40,362	Tibco Software Inc, Term Loan
				5.50%, 11/25/2015 (e)	1,500	1,500
Gas	- 0.02%			6.50%, 11/25/2020 (e)	4,167	4,150
	Southcross Holdings LP, Term Loan
	6.00%, 07/29/2021 (e)	728	680	VFH Parent LLC, Term Loan B
				5.75%, 11/05/2019(e)	307	306
				Zayo Group LLC, Term Loan B
	Healthcare - Products - 0.60%			4.00%, 06/15/2019 (e)	300	300
	Carestream Health Inc, Term Loan					$9,651
	9.50%, 12/15/2019 (e)	729	724
	Carestream Health Inc, Term Loan B			Investment Companies - 0.01%
	5.00%, 06/05/2019 (e)	4,576	4,580	American Capital Ltd, Term Loan B
				3.50%, 08/22/2017 (e)	327	326
	Kinetic Concepts Inc, Term Loan E1
	4.00%, 05/04/2018 (e)	11,297	11,293
	Kinetic Concepts Inc, Term Loan E2			Leisure Products & Services - 0.14%
	3.50%, 11/04/2016 (e)	3,982	3,970	Bombardier Recreational Products Inc, Term
			$20,567	Loan B
				4.00%, 01/23/2019 (e)	2,580	2,552
	Healthcare - Services - 0.99%
	Ardent Medical Services Inc, Term Loan B			Equinox Holdings Inc, Term Loan B
				5.00%, 01/31/2020 (e)	1,228	1,231
	6.75%, 05/19/2018 (e)	547	547
	CHS/Community Health Systems Inc, Term			Sabre GLBL Inc, Term Loan B2
				4.50%, 02/19/2019 (e)	988	988
	Loan D
	4.25%, 01/27/2021 (e)	7,337	7,351			$4,771
	CHS/Community Health Systems Inc, Term			Leisure Time - 0.04%
	Loan E			Planet Fitness, Term Loan
	3.48%, 01/25/2017 (e)	32	32	4.75%, 03/26/2021 (e)	1,281	1,281

See accompanying notes

61

Schedule of Investments
Diversified Real Asset Fund
February 28, 2015 (unaudited)

	SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
	(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

	Leisure Time (continued)			Media (continued)
	Sabre GLBL Inc, Term Loan C			Ziggo BV, Delay-Draw Term Loan B3-DD
	4.00%, 02/15/2018 (e)	$180	$179	3.50%, 01/15/2022 (e)	$1,960	$1,941
			$1,460	Ziggo BV, Term Loan B1
				3.50%, 01/15/2022 (e)	1,849	1,831
	Lodging - 0.53%			Ziggo BV, Term Loan B2
	Boyd Gaming Corp, Term Loan B			3.50%, 01/15/2022 (e)	1,191	1,180
	4.00%, 08/07/2020 (e)	1,868	1,868
	CityCenter Holdings LLC, Term Loan B					$78,799
	4.25%, 10/09/2020 (e)	2,273	2,274	Miscellaneous Manufacturing - 0.22%
	Hilton Worldwide Finance LLC, Term Loan			Gates Global LLC, Term Loan
	B			4.25%, 06/11/2021 (e)	7,781	7,720
	3.50%, 09/23/2020 (e)	9,954	9,946
	Intrawest Operations Group LLC, Term Loan
	B			Oil & Gas - 0.18%
	5.50%, 11/26/2020 (e)	1,114	1,117	Drillships Financing Holding Inc, Term Loan
				B1
	MGM Resorts International, Term Loan B			6.00%, 02/02/2021 (e)	1,993	1,554
	3.50%, 12/13/2019 (e)	2,942	2,931
				Fieldwood Energy LLC, Term Loan
			$18,136	8.38%, 09/20/2020 (e)	2,417	1,848
	Machinery - Construction & Mining - 0.03%			Offshore Group Investment Ltd, Term Loan
	North American Lifting Holdings Inc, Term			B
	Loan			5.75%, 03/22/2019 (e)	908	553
	5.50%, 11/26/2020 (e)	1,050	976	Pacific Drilling SA, Term Loan B
				4.50%, 05/18/2018 (e)	1,089	862
				Seadrill Operating LP, Term Loan B
	Machinery - Diversified - 0.25%			4.00%, 02/12/2021(e)	1,082	874
	RBS Global Inc, Term Loan B			Western Refining Inc, Term Loan B
	4.00%, 05/14/2020 (e)	2,229	2,222
				4.25%, 11/25/2020 (e)	565	561
	Xerium Technologies Inc, Term Loan B					$6,252
	6.25%, 05/02/2019 (e)	2,541	2,534
	Zebra Technologies Corp, Term Loan B			Packaging & Containers - 0.15%
	4.75%, 09/30/2021 (e)	3,666	3,701	BWAY Holding Co, Term Loan B
			$8,457	5.50%, 08/07/2020 (e)	1,993	2,001
				Crown Americas LLC, Term Loan B
Media	- 2.29%			4.00%, 10/21/2022 (e)	3,000	3,026
	CCO Safari LLC, Term Loan G					$5,027
	4.25%, 08/12/2021 (e)	2,050	2,065
	Cengage Learning Acquisitions Inc, Term			Pharmaceuticals - 0.84%
	Loan EXIT			BioScrip Inc, Delay-Draw Term Loan B-DD
	7.00%, 03/06/2020(e)	1,797	1,796	6.50%, 07/22/2020 (e)	313	312
	Cumulus Media Holdings Inc, Term Loan B			BioScrip Inc, Term Loan B
	4.25%, 12/18/2020 (e)	10,936	10,861	6.50%, 06/05/2020 (e)	522	521
	Gray Television Inc, Term Loan			Catalent Pharma Solutions Inc, Term Loan B
	3.75%, 06/10/2021 (e)	594	591	4.25%, 05/07/2021 (e)	5,871	5,882
	iHeartCommunications Inc, Term Loan D-			Generic Drug Holdings Inc, Term Loan B
	EXT			5.00%, 10/04/2019 (e)	1,182	1,174
	6.92%, 01/22/2019 (e)	19,455	18,609	Grifols Worldwide Operations USA Inc, Term
	iHeartCommunications Inc, Term Loan E			Loan B
	7.67%, 07/30/2019 (e)	2,736	2,645	3.17%, 03/05/2021 (e)	1,985	1,980
	MCC Iowa LLC, Term Loan G			JLL/Delta Dutch Newco BV, Term Loan B
	4.00%, 08/15/2020 (e)	978	974	4.25%, 01/22/2021 (e)	1,990	1,975
	McGraw-Hill Global Education Holdings			Par Pharmaceutical Cos Inc, Term Loan
	LLC, Term Loan			4.25%, 09/30/2019 (e)	281	280
	5.75%, 03/22/2019 (e)	2,522	2,533	Par Pharmaceutical Cos Inc, Term Loan B2
	Mediacom Illinois LLC, Delay-Draw Term			4.00%, 09/30/2019 (e)	1,623	1,612
Loan G	-DD			PRA Holdings Inc, Term Loan
	3.75%, 06/18/2021 (e)	499	494	4.50%, 09/18/2020 (e)	4,104	4,093
	MTL Publishing LLC, Term Loan B			Quintiles Transnational Corp, Term Loan B3
	3.75%, 03/05/2018 (e)	3,053	3,045	3.75%, 06/08/2018(e)	2,458	2,458
	Numericable US LLC, Term Loan B1			Salix Pharmaceuticals Ltd, Term Loan B
	4.50%, 04/23/2020 (e)	4,289	4,295	4.25%, 12/17/2019 (e)	1,481	1,480
	Numericable US LLC, Term Loan B2			Valeant Pharmaceuticals International Inc,
	4.50%, 04/23/2020 (e)	3,711	3,715	Term Loan BE
	Springer Science+Business Media GmbH,			3.50%, 06/26/2020 (e)	5,553	5,538
	Term Loan B3			Valeant Pharmaceuticals International Inc,
	4.75%, 08/14/2020 (e)	1,205	1,200	Term Loan D2
	Tribune Media Co, Term Loan B			3.50%, 02/13/2019 (e)	1,744	1,740
	4.00%, 11/20/2020 (e)	15,827	15,808			$29,045
	Virgin Media Investment Holdings Ltd, Term
	Loan B			Real Estate - 0.15%
	3.50%, 02/15/2020 (e)	1,500	1,495	Capital Automotive LP, Term Loan
				6.00%, 04/18/2020 (e)	1,861	1,875
	WideOpenWest Finance LLC, Term Loan B
	4.75%, 03/26/2019 (e)	3,721	3,721	Capital Automotive LP, Term Loan B
				4.00%, 04/05/2019 (e)	1,064	1,066

See accompanying notes

62

Schedule of Investments
Diversified Real Asset Fund
February 28, 2015 (unaudited)

	SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
	(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

	Real Estate (continued)			Software (continued)
	Realogy Group LLC, Term Loan B			MA FinanceCo LLC, Term Loan B
	3.75%, 03/05/2020 (e)	$2,211	$2,207	5.25%, 10/07/2021 (e)	$400	$394
			$5,148	MA FinanceCo LLC, Term Loan C
				4.50%, 10/07/2021 (e)	600	587
REITS	- 0.04%			Magic Newco LLC, Term Loan B
	Starwood Property Trust Inc, Term Loan B			5.00%, 12/02/2018 (e)	1,970	1,972
	3.50%, 04/17/2020 (e)	1,234	1,220
						$28,018

				Telecommunications - 0.56%
	Retail - 0.90%			Avaya Inc, Term Loan B6
	BJ's Wholesale Club Inc, Term Loan			6.50%, 03/31/2018 (e)	3,977	3,934
	8.50%, 03/21/2020 (e)	250	248
				Cincinnati Bell Inc, Term Loan B
	BJ's Wholesale Club Inc, Term Loan B			4.00%, 08/20/2020 (e)	988	985
	4.50%, 09/26/2019 (e)	3,308	3,293
				FairPoint Communications Inc, Term Loan B
	Dollar Tree Inc, Term Loan			7.50%, 02/14/2019 (e)	3,932	3,953
	0.00%, 02/06/2022 (e),(g)	5,000	5,036
				Intelsat Jackson Holdings SA, Term Loan B2
	Doosan Infracore International Inc, Term Loan			3.75%, 06/30/2019 (e)	575	571
	B
	4.50%, 05/14/2021 (e)	2,366	2,381	Level 3 Financing Inc, Term Loan B
				4.50%, 01/31/2022 (e)	4,300	4,318
	Hillman Group Inc/The, Term Loan B
	4.50%, 06/30/2021 (e)	746	746	Syniverse Holdings Inc, Term Loan B
				4.00%, 04/23/2019 (e)	1,939	1,912
	Hudson's Bay Co, Term Loan B
	4.75%, 10/07/2020 (e)	650	651	Telx Group Inc/The, Term Loan
				7.50%, 04/03/2021 (e)	500	490
	Jo-Ann Stores LLC, Term Loan
	4.00%, 03/19/2018 (e)	1,683	1,641	Telx Group Inc/The, Term Loan B
				4.50%, 04/03/2020 (e)	995	985
	Michaels Stores Inc, Term Loan B
	3.75%, 01/24/2020 (e)	1,048	1,041	Windstream Corp, Term Loan B4
				3.50%, 01/10/2020 (e)	1,960	1,951
	New Albertsons Inc, Term Loan B
	4.75%, 06/25/2021 (e)	6,637	6,626			$19,099
	PetSmart Inc, Term Loan			Textiles - 0.06%
	0.00%, 02/18/2022 (e),(g)	2,700	2,718	Polymer Group Inc, Term Loan B
	Pilot Travel Centers LLC, Term Loan B			5.25%, 12/13/2019 (e)	2,228	2,230
	4.25%, 09/30/2021 (e)	998	1,002
	Rite Aid Corp, Term Loan 1
	5.75%, 07/07/2020 (e)	3,500	3,533	Transportation - 0.04%
	Rite Aid Corp, Term Loan 2			CEVA Group PLC, SYNTH LOC
				6.50%, 03/19/2021 (e)	371	343
	4.88%, 06/11/2021 (e)	1,500	1,504
	Serta Simmons Holdings LLC, Term Loan B			CEVA Group PLC, Term Loan
				6.50%, 03/12/2021 (e)	536	496
	4.25%, 09/19/2019 (e)	687	686
				6.50%, 03/19/2021 (e)	67	62
			$31,106	CEVA Intercompany BV, Term Loan
	Semiconductors - 0.56%			6.50%, 03/19/2021 (e)	389	359
	Avago Technologies Cayman Ltd, Term Loan					$1,260
	B			TOTAL SENIOR FLOATING RATE INTERESTS		$531,069
	3.75%, 04/16/2019 (e)	2,995	2,997	U.S. GOVERNMENT & GOVERNMENT	Principal
	Freescale Semiconductor Inc, Term Loan B4			AGENCY OBLIGATIONS - 14.74%	Amount (000's) Value (000's)
	4.25%, 02/13/2020 (e)	7,220	7,202
	Freescale Semiconductor Inc, Term Loan B5			U.S. Treasury - 1.46%
	5.00%, 01/15/2021 (e)	3,726	3,743	0.09%, 07/31/2016 (e)	$6,000	$6,000
	NXP BV, Term Loan D			0.25%, 05/15/2016	10,000	9,986
	3.25%, 01/10/2020 (e)	2,921	2,899	0.38%, 01/15/2016	10,000	10,012
	Sensata Technologies BV, Term Loan B			0.38%, 01/31/2016	5,000	5,006
	3.50%, 10/08/2021 (e)	2,494	2,503	0.38%, 03/31/2016	7,000	7,006
			$19,344	2.13%, 12/31/2015	8,500	8,633
				3.13%, 08/15/2044	3,155	3,495
	Software - 0.81%					$50,138
	Applied Systems Inc, Term Loan B
	7.50%, 01/24/2022 (e)	1,000	991	U.S. Treasury Inflation-Indexed Obligations - 13.28%
	Blackboard Inc, Term Loan B3			0.13%, 04/15/2016	24,663	24,950
	4.75%, 10/04/2018 (e)	1,440	1,438	0.13%, 04/15/2017	26,222	26,701
	BMC Software Finance Inc, Term Loan B			0.13%, 04/15/2018	20,936	21,323
	5.00%, 08/07/2020 (e)	5,073	4,849	0.13%, 04/15/2019	30,113	30,586
	Compuware Corp, Term Loan B2			0.13%, 01/15/2022	14,079	14,201
	6.25%, 12/10/2021 (e)	5,000	4,806	0.13%, 07/15/2022	6,576	6,643
	Ellucian Inc, Term Loan B			0.13%, 01/15/2023	15,629	15,697
	4.00%, 07/19/2018 (e)	5,157	5,149	0.13%, 07/15/2024	41,919	41,952
	Emdeon Inc, Term Loan B2			0.25%, 01/15/2025	4,367	4,400
	3.75%, 11/02/2018 (e)	2,915	2,906	0.38%, 07/15/2023	25,624	26,284
	Genesys Telecommunications Laboratories			0.63%, 07/15/2021	828	868
	Inc, Term Loan			0.63%, 01/15/2024	33,825	35,271
	4.50%, 11/04/2020 (e)	1,980	1,975	0.63%, 02/15/2043	14,487	14,279
	Infor US Inc, Term Loan B5			0.75%, 02/15/2042	9,730	9,902
	3.75%, 06/03/2020 (e)	2,980	2,951	0.75%, 02/15/2045	8,511	8,664
				1.13%, 01/15/2021	13,954	14,966

See accompanying notes

63

Schedule of Investments
Diversified Real Asset Fund
February 28, 2015 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)

U.S. Treasury Inflation-Indexed Obligations (continued)
1.25%, 07/15/2020		$5,750	$6,219
1.38%, 07/15/2018		2,161	2,313
1.38%, 01/15/2020		8,505	9,176
1.38%, 02/15/2044	21,675		25,646
1.75%, 01/15/2028		9,196	10,777
2.00%, 01/15/2026		7,181	8,520
2.13%, 02/15/2040		4,994	6,698
2.13%, 02/15/2041		4,238	5,747
2.38%, 01/15/2025	19,469		23,632
2.38%, 01/15/2027		8,383	10,375
2.50%, 07/15/2016		7,951	8,373
2.50%, 01/15/2029		7,628	9,763
3.38%, 04/15/2032		718	1,055
3.63%, 04/15/2028	13,073		18,487
3.88%, 04/15/2029		9,027	13,288
			$456,756
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS			$506,894
TOTAL PURCHASED OPTIONS - 0.00%			$91
TOTAL PURCHASED CAPPED OPTIONS - 0.00%			$10
TOTAL PURCHASED INTEREST RATE SWAPTIONS -
0.01%			$400
Total Investments			$3,451,038
Liabilities in Excess of Other Assets, Net - (0.39)%			$(13,337)
TOTAL NET ASSETS - 100.00%			$3,437,701

(a) Non-Income Producing Security
(b) Security is Illiquid
(c)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. At the end of the period, the fair value of these securities totaled
$3,683 or 0.11% of net assets.
(d)	Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $79,192 or 2.30% of net assets.
(e)	Variable Rate. Rate shown is in effect at February 28, 2015.
(f)	Rate shown is the discount rate of the original purchase.
(g)	This Senior Floating Rate Note will settle after February 28, 2015, at which time the interest rate will be determined.

Portfolio Summary (unaudited)
Sector			Percent
Government			24.21%
Energy			20.48%
Financial			17.00%
Consumer, Non-cyclical			8.33%
Utilities			6.62%
Industrial			5.82%
Basic Materials			4.61%
Communications			3.76%
Exchange Traded Funds			3.67%
Consumer, Cyclical			3.45%
Technology			1.45%
Diversified			0.98%
Purchased Interest Rate Swaptions			0.01%
Purchased Options			0.00%
Purchased Capped Options			0.00%
Liabilities in Excess of Other Assets, Net			(0.39)%
TOTAL NET ASSETS			100.00%

Foreign Currency Contracts

							Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Accept		In Exchange For	Fair Value		Asset	Liability
Barclays Bank PLC	03/16/2015	EUR	5,485,000	$6,278	$6,139	$	— $	(139)
BNP Paribas	03/16/2015	EUR	3,105,000	3,572	3,475		—	(97)
BNP Paribas	03/16/2015	JPY	233,555,991	1,960	1,953		—	(7)

See accompanying notes

64

Schedule of Investments
Diversified Real Asset Fund
February 28, 2015 (unaudited)

Foreign Currency Contracts (continued)

							Unrealized Appreciation/(Depreciation)
Counterparty		Delivery Date	Contracts to Accept		In Exchange For	Fair Value	Asset		Liability
Citigroup Inc		03/16/2015	EUR	18,565,000	$21,171	$20,778	$—			$(393)
Deutsche Bank AG		03/16/2015	AUD	2,415,000	1,953	1,885	—			(68)
Deutsche Bank AG		03/16/2015	EUR	5,745,000	6,586	6,430	—			(156)
Deutsche Bank AG		03/16/2015	NOK	17,573,991	2,315	2,292	—			(23)
Morgan Stanley & Co		03/17/2015	MXN	36,822,115	2,515	2,464	—			(51)
Royal Bank of Scotland PLC		03/16/2015	EUR	1,890,000	2,157	2,115	—			(42)
Total							$—			$(976)
							Unrealized Appreciation/(Depreciation)
Counterparty		Delivery Date	Contracts to Deliver		In Exchange For	Fair Value	Asset		Liability
BNP Paribas		03/16/2015	EUR	2,205,000	$2,558	$2,468	$90			$—
BNP Paribas		04/21/2015	MXN	45,067,000	3,066	3,009	57			—
Citigroup Inc		03/04/2015	EUR	18,164,000	20,593	20,326	267			—
Citigroup Inc		03/16/2015	NOK	9,155,853	1,235	1,194	41			—
Deutsche Bank AG		03/16/2015	EUR	2,755,000	3,197	3,083	114			—
Deutsche Bank AG		03/16/2015	NOK	8,650,789	1,204	1,128	76			—
Deutsche Bank AG		03/17/2015	MXN	36,710,179	2,435	2,457	—			(22)
Deutsche Bank AG		04/07/2015	EUR	18,164,000	20,401	20,333	68			—
JP Morgan Chase		03/16/2015	EUR	21,330,000	24,315	23,872	443			—
JP Morgan Chase		04/21/2015	MXN	28,710,000	1,905	1,917	—			(12)
RBC Dominion Securities		03/16/2015	AUD	2,485,000	2,048	1,940	108			—
RBC Dominion Securities		03/16/2015	EUR	6,547,476	8,109	7,328	781			—
RBC Dominion Securities		03/16/2015	JPY	225,282,175	1,887	1,884	3			—
RBC Dominion Securities		04/21/2015	MXN	10,603,000	714	708	6			—
UBS AG		03/16/2015	EUR	2,755,000	3,197	3,083	114			—
Westpac Banking Corp		04/21/2015	NZD	7,891,000	6,068	5,937	131			—
Total							$2,299			$(34)

Amounts in thousands except contracts

Futures Contracts

								Unrealized
Type		Long/Short		Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
90 Day Eurodollar; December 2017			Short	206	$50,346	$	50,403 $			(57)
90 Day Eurodollar; June 2016			Long	107	26,414		26,426			12
90 Day Eurodollar; March 2015			Long	465	115,919		115,942			23
90 Day Eurodollar; March 2016			Short	242	59,786		59,901			(115)
90 Day Eurodollar; March 2017			Short	216	53,041		53,044			(3)
Euro Bund 10 Year Bund; March 2015			Short	135	23,869		24,090			(221)
Euro Buxl 30 Year Bond; March 2015			Short	4	654		746			(92)
Euro-BTP; March 2015			Long	14	2,177		2,207			30
Japan 10 Year Bond TSE; March 2015			Short	18	22,139		22,255			(116)
US 10 Year Note; June 2015			Long	277	35,468		35,400			(68)
US 2 Year Note; June 2015			Short	14	3,059		3,060			(1)
US 5 Year Note; June 2015			Long	74	8,830		8,827			(3)
US Long Bond; June 2015			Short	30	4,860		4,855			5
US Ultra Bond; June 2015			Short	149	24,840		25,074			(234)
Total							$			(840)

Amounts in thousands except contracts

Interest Rate Swaps
Counterparty (Issuer)	Floating Rate Index	(Pay)/ Receive Floating Rate
			Fixed Rate	Expiration Date	Notional Amount	Upfront Premiums Paid/(Received)
							Unrealized Appreciation/(Depreciation)		Fair Value
									Asset	Liability
Barclays Bank PLC	US CPI Urban	Receive	2.07%	03/10/2018	$7,960	$—	$(47)	$	— $	(47)
	Consumers
	NAS(CPURNSA)
Barclays Bank PLC	US CPI Urban	Pay	1.85%	03/10/2016	7,960	—	2		2	—
	Consumers
	NAS(CPURNSA)
Total						$—	$(45)		$2	$(47)

Amounts in thousands

See accompanying notes

65

Schedule of Investments
Diversified Real Asset Fund
February 28, 2015 (unaudited)

Exchange Cleared Interest Rate Swaps
Floating Rate Index			(Pay)/ Receive Floating Rate	Fixed Rate		Expiration Date			Notional Amount		Upfront Premiums Paid/(Received)			Unrealized Appreciation/(Depreciation)		Fair Value
		3 Month LIBOR	Receive		2.62%	07/02/2024				$4,700	$—	$			(219)	$(219)
		3 Month LIBOR	Receive		3.06%	02/15/2040				1,400	—				(164)	(164)
		3 Month LIBOR	Receive		3.05%	02/15/2040				1,400	—				(159)	(159)
		3 Month LIBOR	Receive		2.80%	02/25/2025				10,300	—				(642)	(642)
	Total									$	—	$			(1,184)	$(1,184)

	Amounts in thousands

Interest Rate Swaptions
	Purchased Swaptions Outstanding	Counterparty (Issuer)	Floating Rate Index			Pay/ Receive Floating Rate		Exercise Rate	Expiration Date		Notional Amount	Upfront Premiums Paid/(Received)		Fair Value	Unrealized Appreciation/(Depreciation)
	Call - 30 Year Interest Barclays Bank PLC		3 Month			Pay		3.00%	11/22/2017		$2,200	$154		$317		$163
	Rate Swap		LIBOR
	Put - 30 Year Interest	Barclays Bank PLC	3 Month			Receive		4.00%	11/22/2017		3,100	141			83	(58)
	Rate Swap		LIBOR
	Total											$295		$400		$105

	Written Swaptions Outstanding	Counterparty (Issuer)	Floating Rate Index			Pay/ Receive Floating Rate		Exercise Rate	Expiration Date		Notional Amount	Upfront Premiums Paid/(Received)		Fair Value	Unrealized Appreciation/(Depreciation)
	Put - 10 Year Interest Barclays Bank PLC		3 Month		Pay			3.20%	07/01/2015		$11,700	$(215		) $	(8)	$207
	Rate Swap		LIBOR
	Total											$(215		) $	(8)	$207

	Amounts in thousands

Options

Purchased Options Outstanding			Exercise Price		Expiration Date			Contracts		Upfront Premiums Paid/(Received)		Fair Value			Unrealized Appreciation/(Depreciation)
Put	- 90 Day Eurodollar Future; June 2016$		98.50			06/12/2015			520	$	98			$91	$	(7)
	Total									$	98			$91	$	(7)

Written Options Outstanding			Exercise Price		Expiration Date			Contracts		Upfront Premiums Paid/(Received)		Fair Value			Unrealized Appreciation/(Depreciation)
Put	- 90 Day Eurodollar Future; June 2017$		97.75			04/13/2015			278	$	(69)			$(28)	$	41
	Put - 90 Day Eurodollar Future; March $		98.25			03/16/2015			529		(100)			(129)		(29)
	2017
	Total									$	(169)			$(157)	$	12

	Amounts in thousands except contracts

Purchased Capped Options
	Description	Counterparty (Issuer)	Strike Index		Exercise Index			Expiration Date			Notional Amount	Upfront Premiums Paid/(Received)		Fair Value	Unrealized Appreciation/(Depreciation)
	Floor - Eurostat	Barclays Bank PLC	0.15%	Max		(0, 0	% -	11/19/2015		EUR	3,280	$6	$		10	$4
	Eurozone HICP ex					CPTFEMU)
	Tobacco NSA
	Total										$	6	$		10	$4

	Amounts in thousands

See accompanying notes

66

Schedule of Investments
Dynamic High Yield Explorer Fund
February 28, 2015 (unaudited)

COMMON STOCKS - 3.66%		Shares Held	Value(000	's)		Principal
					BONDS (continued)	Amount (000's) Value (000's)
Publicly Traded Investment Fund - 3.66%
PowerShares Senior Loan Portfolio		22,500	$544		Internet - 0.70%
					Zayo Group LLC / Zayo Capital Inc
TOTAL COMMON STOCKS			$544		10.13%, 07/01/2020	$92	$104
INVESTMENT COMPANIES - 3.53%		Shares Held	Value(000	's)

Publicly Traded Investment Fund - 3.53%					Lodging - 0.24%
BlackRock Liquidity Funds FedFund Portfolio		524,115	524		MGM Resorts International
					6.00%, 03/15/2023	35	36
TOTAL INVESTMENT COMPANIES			$524
		Principal			Media- 5.85%
BONDS- 39.64%		Amount (000's)	Value(000	's)	DISH DBS Corp
Automobile Manufacturers - 4.08%					4.25%, 04/01/2018	355	357
General Motors Financial Co Inc					5.88%, 11/15/2024	55	55
4.00%, 01/15/2025		$145	$149		VTR Finance BV
					6.88%, 01/15/2024 (a)	290	304
Jaguar Land Rover Automotive PLC
4.13%, 12/15/2018 (a)		295	307		WideOpenWest Finance LLC /
Navistar International Corp					WideOpenWest Capital Corp
8.25%, 11/01/2021		150	151		10.25%, 07/15/2019	145	153
			$607				$869

Automobile Parts & Equipment - 0.45%					Metal Fabrication & Hardware - 0.51%
Dana Holding Corp					Wise Metals Intermediate Holdings LLC/Wise
5.50%, 12/15/2024		65	67		Holdings Finance Corp
					9.75%, PIK 10.50%, 06/15/2019 (a),(d)	70	76

Banks- 3.43%
Barclays PLC					Mining - 1.21%
8.25%, 12/29/2049 (b)		200	214		FMG Resources August 2006 Pty Ltd
					8.25%, 11/01/2019 (a)	190	180
JP Morgan Chase & Co
5.00%, 12/29/2049 (b)		300	295
			$509		Oil & Gas - 4.92%
					Chaparral Energy Inc
Building Materials - 1.44%					9.88%, 10/01/2020	185	150
Cemex SAB de CV					Chesapeake Energy Corp
7.25%, 01/15/2021 (a)		200	214
					3.50%, 04/15/2019 (b)	150	147
					EP Energy LLC / Everest Acquisition Finance
Chemicals - 1.28%					Inc
NOVA Chemicals Corp					7.75%, 09/01/2022	205	212
5.25%, 08/01/2023 (a)		180	190		Halcon Resources Corp
					9.75%, 07/15/2020	160	123
					QEP Resources Inc
Computers - 0.38%					6.80%, 04/01/2018	95	99
IGATE Corp							$731
4.75%, 04/15/2019		55	56
					Packaging & Containers - 0.75%
Diversified Financial Services - 1.29%					Beverage Packaging Holdings Luxembourg II
Aircastle Ltd					SA / Beverage Packaging Holdings II
					5.63%, 12/15/2016 (a)	110	111
5.50%, 02/15/2022		30	32
Icahn Enterprises LP / Icahn Enterprises
Finance Corp					Pharmaceuticals - 0.13%
4.88%, 03/15/2019		155	160		Valeant Pharmaceuticals International Inc
			$192		5.50%, 03/01/2023 (a)	20	20

Hand & Machine Tools - 0.75%
Paternoster Holding III GmbH					Real Estate - 1.15%
8.50%, 02/15/2023 (a)	EUR	100	112		Crescent Resources LLC / Crescent Ventures
					Inc
					10.25%, 08/15/2017 (a)	160	171
Holding Companies - Diversified - 0.42%
Argos Merger Sub Inc
7.13%, 03/15/2023 (a),(c)		$60	62		Retail - 3.47%
					Family Tree Escrow LLC
					5.75%, 03/01/2023 (a)	75	79
Home Builders - 1.09%					Landry's Holdings II Inc
Lennar Corp					10.25%, 01/01/2018 (a)	280	292
4.13%, 12/01/2018		160	162		New Academy Finance Co LLC / New
					Academy Finance Corp
Insurance - 1.01%					8.00%, PIK 8.75%, 06/15/2018 (a),(d)	145	144
Voya Financial Inc							$515
5.65%, 05/15/2053 (b)		145	150
					Software - 0.93%
					Activision Blizzard Inc
					6.13%, 09/15/2023 (a)	125	138

See accompanying notes

67

Schedule of Investments
Dynamic High Yield Explorer Fund
February 28, 2015 (unaudited)

	Principal		SENIOR FLOATING RATE INTERESTS	Principal
BONDS (continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

Telecommunications - 2.03%			Entertainment (continued)
Altice Finco SA			WMG Acquisition Corp, Term Loan B
7.63%, 02/15/2025 (a)	$290	$301	3.75%, 07/07/2020 (b)	$274	$268
					$564

Transportation - 2.13%			Forest Products & Paper - 5.46%
Navios Maritime Acquisition Corp / Navios			Caraustar Industries Inc, Term Loan B
Acquisition Finance US Inc			8.00%, 05/01/2019 (b)	430	419
8.13%, 11/15/2021 (a)	145	145	NewPage Corp, Term Loan B
Navios Maritime Holdings Inc / Navios			9.50%, 02/05/2021 (b)	406	393
Maritime Finance II US Inc					$812
8.13%, 02/15/2019	200	172
		$317	Healthcare - Products - 0.34%
TOTAL BONDS		$5,890	Kinetic Concepts Inc, Term Loan E1
			4.00%, 05/04/2018 (b)	50	50
SENIOR FLOATING RATE INTERESTS - Principal
52.52%	Amount (000's) Value (000's)
			Healthcare - Services - 0.98%
Aerospace & Defense - 2.97%			MPH Acquisition Holdings LLC, Term Loan
B/E Aerospace Inc, Term Loan B
4.00%, 11/19/2021 (b)	$440	$441	B
			3.75%, 03/19/2021 (b)	147	146

Automobile Parts & Equipment - 1.00%			Insurance - 1.86%
Federal-Mogul Holdings Corp, Term Loan C
4.75%, 04/02/2021 (b)	149	149	Asurion LLC, Term Loan
			8.50%, 02/19/2021(b)	275	277

Building Materials - 1.15%
GYP Holdings III Corp, Term Loan B			Iron & Steel - 0.90%
7.75%, 03/25/2022 (b)	175	171	Evergreen Skills Lux Sarl, Term Loan
			3.75%, 04/08/2021 (b)	135	134

Chemicals - 6.53%
Aruba Investments Inc, Term Loan B			Lodging - 0.94%
0.00%, 01/28/2022 (b),(e)	100	100	Hilton Worldwide Finance LLC, Term Loan
			B
Axiall Holdco Inc			3.50%, 09/23/2020 (b)	139	139
0.00%, 02/25/2022 (b),(e)	145	146
AZ Chem US Inc, Term Loan
7.50%, 06/10/2022 (b)	300	293	Media- 3.95%
Emerald Performance Materials LLC, Term			CCO Safari LLC, Term Loan G
Loan			4.25%, 08/12/2021 (b)	200	201
7.75%, 07/22/2022 (b)	265	258	Cumulus Media Holdings Inc, Term Loan B
Ineos US Finance LLC, Term Loan B			4.25%, 12/23/2020 (b)	239	237
3.75%, 05/04/2018 (b)	174	173	Univision Communications Inc, Term Loan
		$970	C4
			4.00%, 03/01/2020 (b)	149	149
Coal- 0.53%					$587
Arch Coal Inc, Term Loan
6.25%, 05/16/2018 (b)	99	79	Mining - 4.48%
			American Rock Salt Co LLC, Term Loan
			8.00%, 05/16/2022 (b)	370	369
Computers - 1.57%			FMG Resources August 2006 Pty Ltd, Term
Oberthur Technologies of America Corp,
Term Loan B2			Loan 0.00%, B 06/30/2019 (b),(e)	320	296
4.50%, 10/18/2019 (b)	149	146
Spansion LLC, Term Loan B					$665
3.75%, 12/18/2019 (b)	88	88	Oil & Gas - 4.42%
		$234	Drillships Financing Holding Inc, Term Loan
			B1
Consumer Products - 0.84%			6.00%, 03/31/2021 (b)	249	194
Dell International LLC, Term Loan B
4.50%, 03/24/2020 (b)	124	125	Seadrill Operating LP, Term Loan B
			4.00%, 02/12/2021 (b)	378	305
			Seventy Seven Operating LLC, Term Loan B
Diversified Financial Services - 1.01%			3.75%, 06/17/2021 (b)	175	158
Delos Finance Sarl, Term Loan B					$657
3.50%, 02/26/2021 (b)	150	150
			Pharmaceuticals - 4.67%
			Grifols Worldwide Operations USA Inc, Term
Electronics - 1.55%			Loan B
Isola USA Corp, Term Loan B			3.17%, 03/05/2021 (b)	174	174
9.25%, 11/29/2018 (b)	236	230	JLL/Delta Dutch Newco BV, Term Loan B
			4.25%, 01/22/2021 (b)	149	148
Entertainment - 3.80%			Par Pharmaceutical Cos Inc, Term Loan B2
			4.00%, 09/30/2019 (b)	174	173
CCM Merger Inc, Term Loan B
4.50%, 07/30/2021 (b)	295	296

See accompanying notes

68

Schedule of Investments Dynamic High Yield Explorer Fund February 28, 2015 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)

Pharmaceuticals (continued)
Valeant Pharmaceuticals International Inc,
Term Loan D2
3.50%, 02/13/2019 (b)		$200	$199
			$694

REITS- 1.28%
iStar Financial Inc, Term Loan A2
0.00%, 03/19/2017 (b),(e)		185	190

Retail - 2.29%
Dollar Tree Inc, Term Loan B
0.00%, 02/06/2022 (b),(e)		30	30
Michaels Stores Inc, Term Loan B
4.00%, 01/20/2028 (b)		109	108
Neiman Marcus Group LTD LLC, Term
Loan
4.25%, 10/25/2020 (b)		174	173
PetSmart Inc, Term Loan B
0.00%, 02/18/2022 (b),(e)		30	30
			$341
TOTAL SENIOR FLOATING RATE INTERESTS			$7,805
Total Investments			$14,763
Other Assets in Excess of Liabilities, Net - 0.65%			$97
TOTAL NET ASSETS - 100.00%			$14,860

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $2,846 or 19.15% of net assets.
(b)	Variable Rate. Rate shown is in effect at February 28, 2015.
(c)	Security purchased on a when-issued basis.
(d)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(e)	This Senior Floating Rate Note will settle after February 28, 2015, at which time the interest rate will be determined.

Portfolio Summary (unaudited)

Sector	Percent
Basic Materials	19.85%
Consumer, Cyclical	17.36%
Communications	12.52%
Industrial	11.26%
Financial	11.02%
Energy	9.88%
Exchange Traded Funds	7.19%
Consumer, Non-cyclical	6.97%
Technology	2.88%
Diversified	0.42%
Other Assets in Excess of Liabilities, Net	0.65%
TOTAL NET ASSETS	100.00%

See accompanying notes

69

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2015 (unaudited)

COMMON STOCKS - 46.74%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.07%			Automobile Manufacturers (continued)
Gendai Agency Inc	10,700	$62	Isuzu Motors Ltd	17,222	$251
Interpublic Group of Cos Inc/The (a)	33,215	741	Kia Motors Corp	489	20
Moshi Moshi Hotline Inc	23,400	254	PACCAR Inc	26,565	1,702
Omnicom Group Inc (a)	10,736	854	Tata Motors Ltd ADR (a)	13,000	640
		$1,911	Tofas Turk Otomobil Fabrikasi AS	5,787	38
			UMW Holdings Bhd	6,000	18
Aerospace & Defense - 1.31%					$6,207
B/E Aerospace Inc	92,234	5,861
Boeing Co/The (a)	16,720	2,522	Automobile Parts & Equipment - 0.61%
Exelis Inc	36,156	875	Aisan Industry Co Ltd	32,400	296
Finmeccanica SpA (b)	64,678	784	Allison Transmission Holdings Inc	54,494	1,734
General Dynamics Corp (a)	11,090	1,539	Continental AG (a)	989	236
IHI Corp	85,000	396	Daikyonishikawa Corp	14,360	445
Jamco Corp	21,005	546	Delphi Automotive PLC (a)	16,910	1,333
Kawasaki Heavy Industries Ltd	67,000	318	Denso Corp	17,270	812
KLX Inc (b)	4,695	188	Exedy Corp	17,100	400
L-3 Communications Holdings Inc (a)	12,308	1,593	Hyundai Mobis Co Ltd	519	118
Lockheed Martin Corp (a)	30,039	6,009	Johnson Controls Inc (a)	10,230	520
MTU Aero Engines AG	727	69	Keihin Corp	37,000	619
Northrop Grumman Corp (a)	25,080	4,156	Koito Manufacturing Co Ltd	5,405	173
Raytheon Co (a)	27,348	2,975	KYB Co Ltd	107,100	413
Rockwell Collins Inc (a)	16,308	1,453	NGK Insulators Ltd	21,600	421
Safran SA	7,002	492	Nissin Kogyo Co Ltd	7,300	116
TransDigm Group Inc	3,232	701	Pirelli & C. SpA (a)	114,205	1,749
United Technologies Corp (a)	59,601	7,265	Rheinmetall AG	17,884	906
		$37,742	Sumitomo Electric Industries Ltd	56,940	740
			Tachi-S Co Ltd	7,500	104
Agriculture - 0.36%			Takata Corp	30,800	352
Altria Group Inc (a)	52,068	2,931	Tokai Rika Co Ltd	24,600	525
Archer-Daniels-Midland Co (a)	12,570	602	Topre Corp	10,000	147
Astra Agro Lestari Tbk PT	26,200	50	Toyoda Gosei Co Ltd	36,700	812
IOI Corp Bhd	19,400	25	Toyota Boshoku Corp	51,400	652
Lorillard Inc	53,211	3,641	Toyota Industries Corp	9,460	535
Reynolds American Inc (a)	36,950	2,794	TRW Automotive Holdings Corp (a),(b)	27,958	2,914
Swedish Match AB	9,265	292	TS Tech Co Ltd	12,800	356
		$10,335			$17,428

Airlines - 0.51%			Banks - 1.77%
Air China Ltd	64,000	57	Agricultural Bank of China Ltd	357,000	177
AirAsia Bhd	106,900	78	Alpha Bank AE (b)	576,147	239
American Airlines Group Inc	217,958	10,440	Banco Bilbao Vizcaya Argentaria SA	38,965	390
China Airlines Ltd (b)	337,000	165	Banco Bradesco SA ADR(a)	26,740	352
Delta Air Lines Inc	10,420	464	Banco do Brasil SA	26,600	222
Deutsche Lufthansa AG (a)	19,578	287	Banco Santander SA	78,269	572
Eva Airways Corp (b)	120,000	88	Bangkok Bank PCL	7,100	40
International Consolidated Airlines Group SA	19,756	176	Bank Negara Indonesia Persero Tbk PT	273,000	145
(b)
			Bank of America Corp	103,940	1,643
Japan Airlines Co Ltd	7,905	243	Bank of China Ltd	687,000	395
Korean Air Lines Co Ltd (b)	10,257	470	Bank of Communications Co Ltd	189,000	163
Korean Air Lines Co Ltd - Rights (b)	1,608	21	Bank of Hawaii Corp (a)	6,890	415
Southwest Airlines Co (a)	21,581	933	Bank of New York Mellon Corp/The (a)	23,820	932
Turk Hava Yollari Anonium Ortakligi (b)	79,942	288	Bank Rakyat Indonesia Persero Tbk PT	169,100	168
United Continental Holdings Inc (b)	14,776	963	Bank Zachodni WBK SA (a)	383	35
Wizz Air Holdings PLC (b),(c),(d)	1,300	26	Barclays Africa Group Ltd	5,261	87
		$14,699	BNP Paribas SA	14,387	836
Apparel - 0.29%			BOK Financial Corp	14,446	852
Asics Corp	16,000	420	CaixaBank SA	10,917	51
Descente Ltd	6,901	83	China CITIC Bank Corp Ltd	48,000	36
Hanesbrands Inc	3,840	490	China Construction Bank Corp	363,000	302
Iconix Brand Group Inc (a),(b)	16,290	550	China Everbright Bank Co Ltd	66,000	35
Michael Kors Holdings Ltd (a),(b)	13,360	901	China Merchants Bank Co Ltd	13,500	31
Moncler SpA	9,557	144	Citigroup Inc	33,413	1,752
Under Armour Inc (a),(b)	37,760	2,908	City National Corp/CA	11,788	1,065
VF Corp (a)	38,680	2,965	Credicorp Ltd	300	44
		$8,461	Cullen/Frost Bankers Inc	17,652	1,197
			Danske Bank A/S (a)	6,254	166
Automobile Manufacturers - 0.22%			DNB ASA (a)	46,257	752
China Motor Corp	13,000	11	EFG International AG (b)	65,339	762
Dongfeng Motor Group Co Ltd	72,000	114	Eighteenth Bank Ltd/The	45,000	145
Fiat Chrysler Automobiles NV (b)	57,390	886	First Republic Bank/CA	14,742	840
Fuji Heavy Industries Ltd	6,700	228	FirstRand Ltd	16,638	76
Hino Motors Ltd	16,500	252	Gentera SAB de CV (b)	44,400	84
Honda Motor Co Ltd	61,900	2,047	Grupo Financiero Inbursa SAB de CV	5,700	16
			Hudson Valley Holding Corp	8,970	233

See accompanying notes

70

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Banks (continued)			Biotechnology (continued)
ICICI Bank Ltd ADR	4,000	$47	Innate Pharma SA (b)	14,813	$162
Industrial & Commercial Bank of China Ltd	526,000	384	PTC Therapeutics Inc (b)	4,805	343
Industrial Bank of Korea	5,510	68	Regeneron Pharmaceuticals Inc (a),(b)	11,282	4,669
ING Groep NV (b)	439,207	6,515	Repligen Corp (a),(b)	18,270	470
Itau Unibanco Holding SA ADR(a)	30,207	386	Vertex Pharmaceuticals Inc (a),(b)	15,626	1,866
JP Morgan Chase & Co (e)	27,616	1,692			$19,045
Jyske Bank A/S (a),(b)	4,143	179
Kasikornbank PCL - NVDR	20,200	136	Building Materials - 0.90%
			Ainsworth Lumber Co Ltd (b)	73,433	198
Krung Thai Bank PCL	71,950	51
M&T Bank Corp	22,329	2,702	Asahi Glass Co Ltd	37,750	238
			BRAAS Monier Building Group SA (b)	56,493	1,297
Malayan Banking Bhd	25,300	65	Buzzi Unicem SpA (a)	4,775	67
Mediobanca SpA	14,951	138	Cemex SAB de CV ADR(a),(b)	3,328	34
Mitsubishi UFJ Financial Group Inc	490,458	3,194
Mizuho Financial Group Inc	736,600	1,357	Cie de Saint-Gobain	37,356	1,678
Morgan Stanley	2,447	88	CRH PLC	10,940	309
Nordea Bank AB	20,998	283	CRH PLC	58,940	1,669
			Fortune Brands Home & Security Inc (a)	33,780	1,565
Oita Bank Ltd/The	36,000	138
OTP Bank PLC	1,805	29	Geberit AG	1,238	441
			Headwaters Inc (b)	39,047	641
Piraeus Bank SA (b)	194,894	124
			HeidelbergCement AG (a)	10,827	862
PNC Financial Services Group Inc/The	35,462	3,261	Holcim Ltd (b)	5,585	431
Prosperity Bancshares Inc	10,910	564
Regions Financial Corp	39,500	380	Indocement Tunggal Prakarsa Tbk PT	12,200	23
Seven Bank Ltd	93,037	451	Lafarge SA	31,968	2,371
Shinsei Bank Ltd	459,000	883	Lennox International Inc	23,395	2,439
			Louisiana-Pacific Corp (b)	87,003	1,464
Skandinaviska Enskilda Banken AB	45,329	572
State Bank of India Ltd	1,744	85	Martin Marietta Materials Inc	13,225	1,882
			Masco Corp (a)	21,796	571
Sumitomo Mitsui Financial Group Inc	70,225	2,798
Susquehanna Bancshares Inc	86,669	1,162	Norbord Inc	130,458	2,669
Swedbank AB	4,227	110	Owens Corning Inc	20,876	828
Synovus Financial Corp (a)	23,630	661	Sanwa Holdings Corp	53,900	386
TCF Financial Corp	26,550	417	Sika AG	56	198
			Vulcan Materials Co (a)	26,590	2,207
Tochigi Bank Ltd/The	39,000	204
Turkiye Halk Bankasi AS	3,227	19	Wienerberger AG	86,535	1,354
Turkiye Vakiflar Bankasi Tao	36,192	76			$25,822
UBS Group AG (b)	86,944	1,528	Chemicals - 2.31%
UniCredit SpA	58,668	390	Air Products & Chemicals Inc	94,172	14,704
Unione di Banche Italiane SCpA	45,963	360	Airgas Inc	4,360	511
Wells Fargo & Co (a)	58,689	3,215	Akzo Nobel NV (a)	112,953	8,372
Wilshire Bancorp Inc (a)	79,965	760	Albemarle Corp	4	—
Woori Bank	7,683	66	Brenntag AG (a)	7,560	442
Yamanashi Chuo Bank Ltd/The	44,000	202	Daicel Corp	21,839	284
		$50,990	Dow Chemical Co/The (a)	152,891	7,528
Beverages - 1.61%			Eastman Chemical Co	14,330	1,067
			Ecolab Inc (a)	4,790	553
Ambev SA ADR	17,200	111
Anheuser-Busch InBev NV	6,464	820	Fujimi Inc	14,400	235
			Givaudan SA (b)	306	587
Anheuser-Busch InBev NV ADR	102,358	12,965
Arca Continental SAB de CV (b)	21,562	137	Hitachi Chemical Co Ltd	28,200	623
Asahi Group Holdings Ltd	11,210	347	Huntsman Corp	71,264	1,601
			International Flavors & Fragrances Inc (a)	5,050	616
C&C Group PLC	275,011	1,189
Coca-Cola Co/The (a)	139,349	6,034	JSR Corp	41,900	766
Coca-Cola Enterprises Inc (a)	15,674	724	Kansai Paint Co Ltd	15,338	277
			Koninklijke DSM NV (a)	11,707	653
Diageo PLC ADR	6,727	800
Dr Pepper Snapple Group Inc (a)	10,312	812	LANXESS AG	9,233	476
Fomento Economico Mexicano SAB de CV	1,200	114	LG Chem Ltd	491	103
ADR(b)			Linde AG	322	66
			Lonza Group AG (b)	6,719	829
Heineken NV	84,672	6,603
Keurig Green Mountain Inc (a)	11,220	1,431	Lotte Chemical Corp	1,040	180
Molson Coors Brewing Co	154,014	11,688	LyondellBasell Industries NV	23,370	2,008
Monster Beverage Corp (b)	8,286	1,169	Methanex Corp	20,202	1,097
PepsiCo Inc (a)	5,375	532	Mexichem SAB de CV	9,400	27
Treasury Wine Estates Ltd	192,247	814	Mitsubishi Gas Chemical Co Inc	143,800	744
		$46,290	Mitsui Chemicals Inc	373,640	1,151
			Nippon Shokubai Co Ltd	21,100	302
Biotechnology - 0.66%			Nitto Denko Corp	11,100	705
Alnylam Pharmaceuticals Inc (b),(e)	5,873	596	Petkim Petrokimya Holding AS	32,977	50
Amgen Inc (a)	6,554	1,034	Platform Specialty Products Corp (b)	124,230	3,203
Arena Pharmaceuticals Inc (b)	199,113	898	Praxair Inc (e)	18,909	2,419
Biogen Idec Inc (a),(b),(e)	7,091	2,904	RPM International Inc (a)	40,500	2,047
Celgene Corp (a),(b)	19,543	2,375	Sherwin-Williams Co/The (a)	11,381	3,246
Five Prime Therapeutics Inc (b)	4,940	127	Showa Denko KK	130,000	175
Gilead Sciences Inc (a),(b)	23,120	2,394	Sigma-Aldrich Corp (a)	26,088	3,602
Illumina Inc (b)	3,276	640	Sinopec Shanghai Petrochemical Co Ltd	969,000	331
Incyte Corp (b)	6,602	567	Sumitomo Bakelite Co Ltd	121,720	524

See accompanying notes

71

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Chemicals (continued)			Computers (continued)
Symrise AG	488	$31	Western Digital Corp (a)	9,970	$1,067
Teijin Ltd	94,000	318	Wipro Ltd ADR (a)	16,825	232
Tokyo Ohka Kogyo Co Ltd	6,908	242			$32,315
Ube Industries Ltd/Japan	66,000	108
Valspar Corp/The	14,560	1,262	Consumer Products - 0.16%
Wacker Chemie AG	14,998	1,708	Avery Dennison Corp	15,550	833
			Church & Dwight Co Inc (a)	21,757	1,853
Yara International ASA (a)	11,266	620
			Clorox Co/The (a)	9,520	1,034
		$66,393	Kimberly-Clark de Mexico SAB de CV	20,900	42
Coal - 0.07%			Samsonite International SA	217,510	685
Adaro Energy Tbk PT	504,200	37	Unilever Indonesia Tbk PT	10,100	28
Indo Tambangraya Megah Tbk PT	21,300	28			$4,475
SunCoke Energy Inc (a)	111,430	2,034
Tambang Batubara Bukit Asam Persero Tbk	23,300	19	Cosmetics & Personal Care - 0.16%
PT			Amorepacific Corp	63	164
		$2,118	AMOREPACIFIC Group	227	277
			Artnature Inc	15,400	144
Commercial Services - 1.34%			Estee Lauder Cos Inc/The	4,240	351
Adecco SA (b)	336	27	Kose Corp	7,435	379
Aeon Delight Co Ltd	12,000	283	Pigeon Corp	5,046	351
Atlantia SpA	3,787	100	Procter & Gamble Co/The (a)	28,620	2,436
Automatic Data Processing Inc	12,283	1,091	Svenska Cellulosa AB SCA	15,228	378
Capella Education Co (a)	4,010	260	Unicharm Corp	9,657	267
Cintas Corp	11,930	996			$4,747
CoStar Group Inc (b)	9,979	1,987
Ellaktor SA (b)	94,013	259	Distribution & Wholesale - 0.22%
			Fastenal Co (a)	30,320	1,260
Equifax Inc (a)	8,510	795
			Genuine Parts Co (a)	21,390	2,055
Estacio Participacoes SA	14,900	101
Hertz Global Holdings Inc (b)	339,279	7,827	Hanwha Corp	2,995	83
			HD Supply Holdings Inc (b)	36,275	1,070
MasterCard Inc (a)	14,150	1,275
McGraw Hill Financial Inc (e)	16,835	1,736	Hitachi High-Technologies Corp	7,686	238
			LKQ Corp (a),(b)	44,880	1,103
Monster Worldwide Inc (b)	221,292	1,487
Moody's Corp	17,523	1,698	Meiji Electric Industries Co Ltd	6,872	64
Nutrisystem Inc (a)	17,790	306	SK Networks Co Ltd	16,475	142
OHL Mexico SAB de CV (b)	4,800	10	Tomoe Engineering Co Ltd	13,900	200
Outsourcing Inc	14,000	217	Yondoshi Holdings Inc	11,600	196
Prosegur Cia de Seguridad SA	4,725	28			$6,411
QinetiQ Group PLC	140,893	434	Diversified Financial Services - 1.27%
Quanta Services Inc (b)	13,650	393	American Express Co (a)	133,014	10,853
Recruit Holdings Co Ltd	8,900	279	Ameriprise Financial Inc (a)	12,600	1,684
Robert Half International Inc (a)	101,056	6,262	BlackRock Inc (a)	22,186	8,240
Securitas AB	27,425	390	Bolsas y Mercados Espanoles SA	614	27
SEI Investments Co (a),(e)	95,443	4,108	Carfinco Financial Group Inc	16,054	144
TechnoPro Holdings Inc (b)	30,350	675	CME Group Inc/IL (a)	4,460	428
Tokyo TY Financial Group Inc (b)	9,423	278	CTBC Financial Holding Co Ltd	49,775	33
Total System Services Inc (a)	90,590	3,461	E*Trade Financial Corp (a),(b)	16,200	422
TriNet Group Inc (b)	20,017	727	Far East Horizon Ltd	40,000	37
United Rentals Inc (a),(b)	11,070	1,030	Fubon Financial Holding Co Ltd	205,248	365
Zhejiang Expressway Co Ltd	10,000	12	GAM Holding AG (b)	14,333	280
		$38,532	GFI Group Inc	113,022	688
			Greenhill & Co Inc (a)	51,550	1,995
Computers - 1.12%
Accenture PLC - Class A	23,848	2,147	Hellenic Exchanges - Athens Stock Exchange	43,326	302
Apple Inc (a)	117,476	15,091	SA Holding (b)
Arcam AB (b)	7,939	174	Home Loan Servicing Solutions Ltd	15,728	290
Cadence Design Systems Inc (b),(e)	69,571	1,277	IBJ Leasing Co Ltd	16,100	332
Chicony Electronics Co Ltd	6,171	17	Ichiyoshi Securities Co Ltd	17,800	201
			Invesco Ltd (a)	19,120	770
Computer Sciences Corp (a)	18,358	1,302
Ferrotec Corp	26,300	147	Investec Ltd	14,615	129
			Investment Technology Group Inc (a),(b)	15,320	345
Foxconn Technology Co Ltd	44,000	113
Fujitsu Ltd	302,350	1,824	Japan Exchange Group Inc	16,815	474
Infosys Ltd ADR(a)	12,300	452	Kenedix Inc	65,600	300
			Legg Mason Inc (a)	26,584	1,522
Innolux Corp	130,000	67	LendingClub Corp (b),(f)	4,760	97
Itochu Techno-Solutions Corp	14,400	565
Japan Digital Laboratory Co Ltd	8,500	115	Mirae Asset Securities Co Ltd	1,110	49
Melco Holdings Inc	18,400	303	Mitsubishi UFJ Lease & Finance Co Ltd	84,100	407
			NASDAQ OMX Group Inc/The (a)	13,516	678
NET One Systems Co Ltd	58,800	403
Obic Co Ltd	9,762	363	Partners Group Holding AG	239	73
Riverbed Technology Inc (b)	45,551	954	Pocket Card Co Ltd	15,800	68
			Raymond James Financial Inc (a)	11,253	643
SCSK Corp	15,600	428
Seagate Technology PLC (a)	46,210	2,824	RMB Holdings Ltd	22,777	132
Spansion Inc (b)	37,374	1,348	Samsung Card Co Ltd	2,133	73
Stratasys Ltd (b)	8,804	546	Santander Consumer USA Holdings Inc	16,109	363
TDK Corp	7,877	556	Shinhan Financial Group Co Ltd	1,670	67

See accompanying notes

72

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Diversified Financial Services (continued)			Electronics (continued)
T Rowe Price Group Inc (a)	37,680	$3,112	Kinsus Interconnect Technology Corp	22,000	$71
Taishin Financial Holding Co Ltd	83,549	36	Koninklijke Philips NV	25,943	776
Visa Inc (a)	1,740	472	Kuroda Electric Co Ltd	27,800	424
Zenkoku Hosho Co Ltd	17,080	558	LG Display Co Ltd ADR(a)	11,100	172
		$36,689	Methode Electronics Inc (a)	36,198	1,408
			Mitsumi Electric Co Ltd	23,600	178
Electric - 0.66%			Murata Manufacturing Co Ltd	2,211	273
Ameren Corp (a)	26,230	1,112
			Nichicon Corp	66,300	605
Centrais Eletricas Brasileiras SA	10,500	20	Nippon Ceramic Co Ltd	13,900	193
China Resources Power Holdings Co Ltd	26,000	69	Pegatron Corp	82,000	224
Cia Energetica de Minas Gerais ADR	9,420	43	SCREEN Holdings Co Ltd	176,000	1,206
Cleco Corp	19,843	1,080	Siix Corp	4,474	110
DTE Energy Co (a)	17,010	1,395
			TE Connectivity Ltd	29,715	2,143
Duke Energy Corp	24,395	1,916	Tokyo Seimitsu Co Ltd	27,100	604
E.ON SE (a)	59,312	959
Endesa SA (a)	42,928	867	Torex Semiconductor Ltd	2,220	136
			Watts Water Technologies Inc	11,301	621
Enel SpA	119,471	551	Yaskawa Electric Corp	26,100	365
Energa SA	7,777	47			$18,055
EnerNOC Inc (b)	70,235	947
Enersis SA ADR	5,000	82	Energy - Alternate Sources - 0.03%
Entergy Corp (a)	8,690	691	GCL-Poly Energy Holdings Ltd (b)	3,466,695	830
Fortum OYJ	2,903	66
Hawaiian Electric Industries Inc	50,524	1,670	Engineering & Construction - 0.43%
Hera SpA	45,593	111	Acciona SA (b)	4,937	386
Huaneng Power International Inc	68,000	86
Iberdrola SA (a)	225,511	1,539	ACS Actividades de Construccion y Servicios SA (a)	14,351	532

Integrys Energy Group Inc (a)	25,110	1,876
			AECOM (a),(b)	120,139	3,611
Korea Electric Power Corp	4,868	201
NextEra Energy Inc	8	1	Airports of Thailand PCL	13,600	130
			Balfour Beatty PLC	373,354	1,445
OGE Energy Corp	9,620	313	Boskalis Westminster NV	10,000	464
Pepco Holdings Inc	81,755	2,219
PGE Polska Grupa Energetyczna SA (a)	66,965	374	China Communications Construction Co Ltd	231,000	282
Red Electrica Corp SA	1,996	170	China Railway Construction Corp Ltd	73,500	90
Tauron Polska Energia SA (a)	57,257	76	Daelim Industrial Co Ltd	1,131	67
			Ferrovial SA (a)	17,698	374
Tenaga Nasional BHD	51,600	211	Flughafen Zuerich AG	121	87
Terna Rete Elettrica Nazionale SpA	29,343	132	Grupo Aeroportuario del Pacifico SAB de CV	300	20
UIL Holdings Corp	1,621	82	ADR
		$18,906	HOCHTIEF AG (a)	2,990	235
Electrical Components & Equipment - 0.32%			Hyundai Engineering & Construction Co Ltd	1,925	87
Acuity Brands Inc	23,844	3,779	Jacobs Engineering Group Inc (b)	25,197	1,117
Advanced Energy Industries Inc (a),(b)	26,740	712	Mirait Holdings Corp	10,497	110
Brother Industries Ltd	8,896	150	Nippon Densetsu Kogyo Co Ltd	8,000	127
Capstone Turbine Corp (b)	749,167	530	Skanska AB	26,932	671
Casio Computer Co Ltd	8,004	140	Taisei Corp	28,126	170
Delta Electronics Inc	7,000	45	Takasago Thermal Engineering Co Ltd	5,178	63
Funai Electric Co Ltd	38,200	451	TAV Havalimanlari Holding AS	23,670	189
Generac Holdings Inc (b)	21,714	1,070	Tecnicas Reunidas SA	20,969	867
Nidec Corp	6,832	461	Totetsu Kogyo Co Ltd	2,157	50
Osram Licht AG	7,194	330	Vinci SA	18,557	1,099
Prysmian SpA	5,366	107	YIT OYJ	8,634	54
SunPower Corp (b)	28,555	933	Yumeshin Holdings Co Ltd	25,500	180
Ushio Inc	46,600	583			$12,507

		$9,291	Entertainment - 0.05%
Electronics - 0.63%			Avex Group Holdings Inc	19,700	322
Agilent Technologies Inc (a)	14,393	608	DHX Media Ltd	41,920	310
Alps Electric Co Ltd	6,197	139	GTECH SpA	3,400	70
Anritsu Corp	40,900	292	OPAP SA	76,928	710
Arrow Electronics Inc (b)	14,400	892			$1,412
AU Optronics Corp (b)	364,000	191
Benchmark Electronics Inc (a),(b)	17,150	402	Environmental Control - 0.40%
			Clean Harbors Inc (b)	37,280	2,076
Dai-ichi Seiko Co Ltd	12,780	265	Coway Co Ltd	1,095	86
Delta Electronics Thailand PCL	17,500	38	Republic Services Inc (a)	128,708	5,267
Futaba Corp/Chiba	8,900	143	Stericycle Inc (a),(b)	3,700	499
Gentex Corp/MI (a)	115,930	2,043
GoPro Inc (b)	19,725	828	Umicore SA	4,728	206
			Waste Connections Inc	31,170	1,464
Hamamatsu Photonics KK	8,189	457	Waste Management Inc (a)	36,190	1,972
Hon Hai Precision Industry Co Ltd	80,984	224
Hosiden Corp	67,500	384			$11,570
Hoya Corp	11,939	482	Food - 1.68%
IMAX Corp (b)	16,022	560	Aryzta AG (b)	5,314	425
Japan Display Inc	54,900	224	BIM Birlesik Magazalar AS	3,711	70
Keyence Corp	732	374	BRF SA ADR(a)	5,900	134

See accompanying notes

73

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Food (continued)			Healthcare - Products (continued)
Campbell Soup Co (a)	16,299	$759	Medtronic PLC	21,024	$1,631
Cia Brasileira de Distribuicao ADR	5,300	180	Natus Medical Inc (a),(b)	12,900	462
ConAgra Foods Inc (a)	14,690	514	Nihon Kohden Corp	1,661	85
Cosan Ltd	53,900	407	Olympus Corp (b)	6,310	229
Delhaize Group SA	8,057	723	Sorin SpA (b)	5,336	17
Ebro Foods SA	3,883	74	Stryker Corp (a)	13,250	1,256
Greencore Group PLC	139,238	724	Sysmex Corp	4,637	249
Gruma SAB de CV	16,400	203	Tornier NV (b)	5,367	131
Grupo Bimbo SAB de CV (b)	17,919	50			$15,541
Hershey Co/The (a)	46,505	4,827
Hormel Foods Corp (a)	21,940	1,284	Healthcare - Services - 0.80%
			Acadia Healthcare Co Inc (b)	15,721	994
Indofood Sukses Makmur Tbk PT	71,900	41	Aetna Inc (a)	27,664	2,754
JBS SA	64,200	283
JM Smucker Co/The (a)	45,199	5,214	Ain Pharmaciez Inc	9,550	372
			Anthem Inc (a)	17,119	2,507
Kesko OYJ	9,142	362
Kikkoman Corp	9,120	264	Bumrungrad Hospital PCL	3,000	14
			Cigna Corp (a)	5,660	688
Koninklijke Ahold NV	35,765	670
Kraft Foods Group Inc (a)	220,301	14,112	CMIC Holdings Co Ltd	16,600	270
			Envision Healthcare Holdings Inc (b)	69,642	2,550
Kroger Co/The (a)	24,730	1,760
			HCA Holdings Inc (b)	13,630	975
MEIJI Holdings Co Ltd	1,515	181	Laboratory Corp of America Holdings (a),(b)	43,151	5,309
Mondelez International Inc	250,697	9,259
Nestle SA	13,910	1,087	Mediclinic International Ltd	11,154	118
Orkla ASA	39,893	313	Message Co Ltd	9,300	250
Post Holdings Inc (b)	20,733	1,026	Netcare Ltd	9,194	32
			Quest Diagnostics Inc (a)	6,790	476
Safeway Inc (a),(b),(g),(h)	11,050	2
Seven & i Holdings Co Ltd	10,600	405	Rhoen Klinikum AG	10,072	265
			Tenet Healthcare Corp (a),(b)	36,540	1,692
Shoprite Holdings Ltd	4,837	69	UnitedHealth Group Inc (a)	33,462	3,802
Sysco Corp (a)	47,404	1,848
Thai Union Frozen Products PCL	193,100	128			$23,068
Tiger Brands Ltd	3,213	96	Holding Companies - Diversified - 0.02%
TreeHouse Foods Inc (b)	5,610	469	Alfa SAB de CV (b)	37,200	81
Uni-President Enterprises Corp	65,725	110	Barloworld Ltd	2,813	21
Yaoko Co Ltd	5,031	338	GEA Group AG	6,822	337
		$48,411	Remgro Ltd	1,378	33
			WL Ross Holding Corp (b)	11,600	122
Forest Products & Paper - 0.16%
Holmen AB	1,846	64			$594
International Paper Co (a)	45,380	2,560	Home Builders - 0.43%
Smurfit Kappa Group PLC	51,077	1,428	Brookfield Residential Properties Inc (b)	24,837	601
UPM-Kymmene OYJ	22,800	428	DR Horton Inc	109,984	3,004
		$4,480	Hyundai Development Co-Engineering &	4,549	207
Gas - 0.25%			Construction
Atmos Energy Corp (a)	13,390	710	Iida Group Holdings Co Ltd	23,137	321
CenterPoint Energy Inc (a)	94,350	1,962	Lennar Corp	22,824	1,146
			NVR Inc (b)	2,295	3,057
China Gas Holdings Ltd	6,000	9	Pulte Group Inc (e)	126,155	2,846
Enagas SA (a)	18,397	564
			Winnebago Industries Inc (a)	51,540	1,196
Gas Natural SDG SA (a)	4,418	107
NiSource Inc (a)	23,820	1,022			$12,378
Perusahaan Gas Negara Persero Tbk PT	244,200	98	Home Furnishings - 0.30%
Shizuoka Gas Co Ltd	17,000	121	De' Longhi	19,289	377
Snam SpA (a)	24,599	125	Electrolux AB	28,441	928
UGI Corp (a)	56,918	1,934	Hoshizaki Electric Co Ltd	5,500	326
Vectren Corp (a)	15,200	679	iRobot Corp (b)	11,290	371
		$7,331	Leggett & Platt Inc (a)	51,690	2,329
Hand & Machine Tools - 0.06%			Matsushita Electric Industrial Co Ltd	6,003	75
Asahi Diamond Industrial Co Ltd	14,200	158	Sony Corp	24,467	691
DMG MORI SEIKI AG	294	10	Whirlpool Corp	16,554	3,509
DMG Mori Seiki Co Ltd	19,900	288			$8,606
SMC Corp/Japan	877	244	Housewares - 0.06%
Stanley Black & Decker Inc (a)	9,568	941	Newell Rubbermaid Inc (a)	31,110	1,222
THK Co Ltd	5,800	139	Toro Co (a)	7,240	490
		$1,780	Turkiye Sise ve Cam Fabrikalari AS	20,880	31
Healthcare - Products - 0.54%					$1,743
Asahi Intecc Co Ltd	11,514	690	Insurance - 2.03%
Becton Dickinson and Co	29,174	4,281	ACE Ltd	28,028	3,195
Boston Scientific Corp (a),(b)	25,464	430	Alleghany Corp (b),(e)	2,342	1,107
CareFusion Corp (a),(b)	48,704	2,926	Allstate Corp/The (a)	33,080	2,335
Coloplast A/S	2,067	165	American International Group Inc (e)	83,235	4,605
CR Bard Inc (a)	2,719	460	Aon PLC (a)	25,342	2,543
Hologic Inc (a),(b)	43,827	1,419	Aspen Insurance Holdings Ltd (a)	40,030	1,835
Intuitive Surgical Inc (b)	2,220	1,110	Assurant Inc (a)	19,970	1,224

See accompanying notes

74

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Insurance (continued)			Internet (continued)
Baloise Holding AG	334	$43	Optimal Payments PLC (b)	215,697	$1,233
Berkshire Hathaway Inc - Class B (a),(b)	24,685	3,639	Orbitz Worldwide Inc (b)	88,176	1,021
Brown & Brown Inc	26,220	843	Pandora Media Inc (b)	44,076	652
China Life Insurance Co Ltd	29,000	125	Proto Corp	12,000	191
China Pacific Insurance Group Co Ltd	41,400	216	Rakuten Inc	48,864	815
Cincinnati Financial Corp (a)	45,760	2,414	Symantec Corp (a)	43,685	1,099
Dai-ichi Life Insurance Co Ltd/The	56,300	853	Tencent Holdings Ltd	18,000	314
Delta Lloyd NV (a)	79,479	1,442	TripAdvisor Inc (a),(b)	16,680	1,489
Dongbu Insurance Co Ltd	1,900	92	Twitter Inc (b)	8,130	391
Fairfax Financial Holdings Ltd	2,561	1,344	United Internet AG	7,124	319
First American Financial Corp (a)	18,900	662	Wayfair Inc (b)	16,825	393
Gjensidige Forsikring ASA (a)	15,638	273	Yahoo! Inc (b)	19,700	872
Hannover Rueck SE	2,036	196	Zillow Group Inc (b)	22,430	2,574
Hanwha Life Insurance Co Ltd	8,200	58			$46,394
HCC Insurance Holdings Inc	11,850	662
HCI Group Inc	5,350	253	Investment Companies - 0.00%
Liberty Holdings Ltd	9,473	115	Rand Merchant Insurance Holdings Ltd	7,167	28
Markel Corp (b)	3,857	2,875
Marsh & McLennan Cos Inc (a)	69,914	3,978	Iron & Steel - 0.47%
Mercury General Corp (a)	6,700	365	Acerinox SA (a)	8,249	134
MetLife Inc	44,499	2,262	Aichi Steel Corp	50,000	245
MMI Holdings Ltd/South Africa	22,155	62	Chubu Steel Plate Co Ltd	19,300	86
Muenchener Rueckversicherungs-Gesellschaft	3,044	632	Hitachi Metals Ltd	42,346	683
AG in Muenchen			Japan Steel Works Ltd/The	213,440	880
Navigators Group Inc/The (a),(b)	3,890	291	Kobe Steel Ltd	175,000	346
New China Life Insurance Co Ltd (h)	10,600	61	Nucor Corp (a)	47,973	2,256
Old Republic International Corp (a)	61,780	937	Salzgitter AG	2,078	59
PICC Property & Casualty Co Ltd	136,000	291	ThyssenKrupp AG	223,243	5,937
Ping An Insurance Group Co of China Ltd	6,500	72	Tokyo Steel Manufacturing Co Ltd	123,000	914
Platinum Underwriters Holdings Ltd (a)	19,535	1,491	Toyo Kohan Co Ltd	25,000	124
Porto Seguro SA	7,800	86	Vale SA ADR(a)	40,900	265
Powszechny Zaklad Ubezpieczen SA	569	75	Worthington Industries Inc	21,010	567
Progressive Corp/The (a)	52,261	1,393	Yamato Kogyo Co Ltd	27,650	746
RenaissanceRe Holdings Ltd (a)	23,525	2,412	Yodogawa Steel Works Ltd	66,000	263
Samsung Fire & Marine Insurance Co Ltd	129	30			$13,505
Sanlam Ltd	46,108	299
Sony Financial Holdings Inc	37,840	574	Leisure Products & Services - 0.19%
Swiss Life Holding AG (b)	5,390	1,280	Harley-Davidson Inc	26,065	1,657
Swiss Re AG	3,196	294	HIS Co Ltd	2,700	91
			Interval Leisure Group Inc (a)	26,430	713
T&D Holdings Inc	143,688	1,867	Jarden Corp (a),(b)	7,380	392
Tokio Marine Holdings Inc	18,275	666
Torchmark Corp (a)	19,645	1,046	Polaris Industries Inc	8,360	1,282
Travelers Cos Inc/The (a)	8,330	895	Shimano Inc	1,668	252
Tryg A/S	426	53	TUI AG	43,362	784
UnipolSai SpA	121,296	357	Yamaha Motor Co Ltd	9,000	224
Universal Insurance Holdings Inc (a)	37,624	937			$5,395
Unum Group	28,196	946	Lodging - 0.20%
White Mountains Insurance Group Ltd	1,523	1,016	Diamond Resorts International Inc (b)	44,441	1,540
WR Berkley Corp	14,550	726	Hilton Worldwide Holdings Inc (b)	50,954	1,440
		$58,343	Wyndham Worldwide Corp (a),(e)	18,607	1,702
			Wynn Resorts Ltd (a)	7,816	1,114
Internet - 1.61%
Alibaba Group Holding Ltd ADR (b)	41,840	3,561			$5,796
Amazon.com Inc (b)	15,391	5,851
AOL Inc (b)	25,429	1,031	Machinery - Construction & Mining - 0.04%
Baidu Inc ADR (b)	4,633	944	Mitsubishi Electric Corp	64,640	758
			Terex Corp	11,560	317
COOKPAD Inc	2,700	109	United Tractors Tbk PT	12,100	19
Corindus Vascular Robotics Inc (b),(g)	168,064	706
Coupons.com Inc (b)	122,263	1,192			$1,094
CyberAgent Inc	22,612	1,167	Machinery - Diversified - 0.23%
Dip Corp	5,481	257	Amada Co Ltd	11,900	113
en-japan Inc	14,800	200	Bucher Industries AG	420	111
Expedia Inc (a)	23,340	2,141	Daifuku Co Ltd	19,000	247
F5 Networks Inc (a),(b)	19,711	2,328	Denyo Co Ltd	22,200	343
Facebook Inc (a),(b)	56,150	4,434	DXP Enterprises Inc (a),(b)	14,650	671
Google Inc - C Shares (a),(b)	5,216	2,913	Eagle Industry Co Ltd	5,200	108
Groupon Inc (b)	352,290	2,882	Fuji Machine Manufacturing Co Ltd	20,700	235
Infomart Corp	34,800	282	Hisaka Works Ltd	21,800	181
Internet Initiative Japan Inc	8,500	168	Husqvarna AB	48,333	378
Marketo Inc (b)	5,886	165	IDEX Corp (a)	22,915	1,770
NAVER Corp	193	116	Kubota Corp	14,200	231
NCSoft Corp	1,115	181	Makino Milling Machine Co Ltd	47,570	401
Netflix Inc (b)	9,272	4,403	MAN SE	2,609	280

See accompanying notes

75

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Machinery - Diversified (continued)			Miscellaneous Manufacturing (continued)
Metso OYJ	8,379	$270	Pall Corp	9,209	$928
OC Oerlikon Corp AG (b)	41,749	521	Polypore International Inc (b)	10,541	625
Toshiba Machine Co Ltd	103,000	400	Sulzer AG	1,646	200
Tsubakimoto Chain Co	14,400	116	Sumitomo Riko Co Ltd	42,500	368
Zuiko Corp	7,130	270	Tenma Corp	21,000	318
		$6,646	Toshiba Corp	177,500	735
			Trelleborg AB	5,233	106
Media - 1.58%			Trinity Industries Inc (a)	51,350	1,726
Axel Springer SE	2,161	140	Wartsila OYJ Abp	7,278	330
BEC World PCL	9,700	14			$31,591
Cablevision Systems Corp (a)	54,648	1,026
CBS Corp (a)	21,790	1,288	Office & Business Equipment - 0.10%
Comcast Corp - Class A (a)	51,872	3,080	Canon Inc	41,600	1,353
Cyfrowy Polsat SA	4,904	32	Xerox Corp (a)	114,299	1,560
DIRECTV (b)	24,368	2,159			$2,913
Discovery Communications Inc - A Shares	4,504	145
(a),(b)			Oil & Gas - 1.53%
			Anadarko Petroleum Corp (a)	11,219	945
Discovery Communications Inc - C Shares	4,504	137
(a),(b)			BG Group PLC	139,398	2,052
			California Resources Corp (a)	4,335	31
DISH Network Corp (b)	181,583	13,626
FactSet Research Systems Inc	9,404	1,463	Canadian Natural Resources Ltd	13,209	385
			Cheniere Energy Inc (b)	62,020	5,001
Grupo Televisa SAB ADR (b)	1,900	65
			Chevron Corp (a),(e)	23,497	2,506
Journal Communications Inc (a),(b)	19,114	227
			China Petroleum & Chemical Corp ADR(a)	2,210	185
Liberty Global PLC - A Shares (b)	32,771	1,771
			CNOOC Ltd ADR(a)	500	72
Liberty Global PLC - C Shares (b)	88,025	4,593
			Cobalt International Energy Inc (b)	101,621	1,041
Naspers Ltd	1,159	170	Concho Resources Inc (b)	3,060	333
News Corp (b)	14,970	259
			ConocoPhillips (a)	11,830	771
Nippon Television Holdings Inc	55,000	911
ProSiebenSat.1 Media AG	14,530	713	Energen Corp	9,988	646
Time Warner Cable Inc (a)	43,029	6,629	Eni SpA	43,352	808
Tribune Media Co	10,728	708	EOG Resources Inc	4,817	432
			Exxon Mobil Corp (a)	42,369	3,752
TV Asahi Holdings Corp	38,750	598
Twenty-First Century Fox Inc - A Shares	50,774	1,777	Helmerich & Payne Inc	4,950	332
			Hess Corp (a)	13,600	1,021
Viacom Inc (a)	33,960	2,375
Wolters Kluwer NV	47,864	1,550	HollyFrontier Corp	5,370	236
		$45,456	Imperial Oil Ltd	48,126	1,860
			Inpex Corp	106,381	1,257
Metal Fabrication & Hardware - 0.07%			Japan Petroleum Exploration Co Ltd	16,800	563
Aurubis AG	11,725	707	Karoon Gas Australia Ltd (b)	201,383	411
Hyosung Corp	628	42	Marathon Petroleum Corp (a)	19,364	2,033
Maruichi Steel Tube Ltd	19,400	462	Occidental Petroleum Corp (a),(e)	22,475	1,750
Neturen Co Ltd	12,800	93	Patterson-UTI Energy Inc	54,496	1,018
NSK Ltd	4,887	68	PetroChina Co Ltd ADR (a)	1,800	209
Vallourec SA	25,296	595	Petroleo Brasileiro SA ADR(a)	27,200	183
		$1,967	Pioneer Natural Resources Co (a),(e)	37,185	5,672
			Polskie Gornictwo Naftowe i Gazownictwo	101,977	138
Mining - 0.18%			SA (a)
Boliden AB	67,731	1,369	PTT PCL	10,200	108
Cia de Minas Buenaventura SAA ADR	800	9	Reliance Industries Ltd (c)	2,177	61
Compass Minerals International Inc (a)	4,220	383
			Repsol SA (a)	41,851	807
KGHM Polska Miedz SA	4,138	135	Rice Energy Inc (b)	32,459	636
Mitsubishi Materials Corp	342,000	1,178	Sasol Ltd ADR(a)	9,000	328
Norsk Hydro ASA	121,449	694	SK Holdings Co Ltd	535	91
OSAKA Titanium Technologies Co Ltd	6,900	145	Southwestern Energy Co (b)	10,025	251
Rio Alto Mining Ltd (b)	4,243	13
			Suncor Energy Inc	51,836	1,560
Rio Tinto PLC ADR	27,600	1,362	Talisman Energy Inc	219,597	1,708
Southern Copper Corp	700	21	Tesoro Corp	4,910	451
		$5,309	Tupras Turkiye Petrol Rafinerileri AS	6,238	132
Miscellaneous Manufacturing - 1.10%			Valero Energy Corp (a)	16,719	1,031
3M Co (a)	8,722	1,471	Western Refining Inc (a)	14,640	690
Barnes Group Inc (e)	5,673	227	Whiting Petroleum Corp (b)	15,750	533
Carlisle Cos Inc (a)	18,020	1,677			$44,030
Danaher Corp	150,414	13,128	Oil & Gas Services - 0.33%
Dover Corp (a)	7,460	538
			Aker Solutions ASA (b)	12,873	72
Eaton Corp PLC (e)	27,091	1,924
			Baker Hughes Inc (a)	43,644	2,728
General Electric Co (a)	120,750	3,138
			Cameron International Corp (a),(b)	6,786	319
Glory Ltd	8,700	234	Dresser-Rand Group Inc (a),(b)	40,338	3,283
Illinois Tool Works Inc (a)	11,380	1,125
			Halliburton Co (a)	28,448	1,222
Ingersoll-Rand PLC (a)	30,220	2,031
			McDermott International Inc (b)	204,963	512
Largan Precision Co Ltd	3,000	255	Oil States International Inc (b)	14,020	610
Mitsuboshi Belting Co Ltd	9,310	77	Subsea 7 SA	17,156	170
Nikkiso Co Ltd	9,200	77	Trican Well Service Ltd	193,070	676
Nikon Corp	27,200	353			$9,592

See accompanying notes

76

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Packaging & Containers - 0.32%			Pipelines (continued)
Ball Corp (a)	34,728	$2,490	ONEOK Inc (a)	40,250	$1,782
Graphic Packaging Holding Co	81,240	1,226	Williams Cos Inc/The (a)	52,170	2,558
Greif Inc - Class A (a)	13,610	599			$5,961
MeadWestvaco Corp	9,953	528
Packaging Corp of America (a)	20,998	1,740	Publicly Traded Investment Fund - 0.07%
Rock-Tenn Co	19,550	1,342	iShares Core S&P Mid-Cap ETF	5,923	891
Silgan Holdings Inc (e)	16,240	932	Nomura TOPIX Exchange Traded Fund	7,290	95
Sonoco Products Co (a)	9,750	457	Utilities Select Sector SPDR Fund	23,095	1,045
		$9,314			$2,031

Pharmaceuticals - 5.12%			Real Estate - 0.26%
Abbott Laboratories (a)	23,238	1,101	BR Malls Participacoes SA	5,200	31
AbbVie Inc (a)	11,670	706	China Overseas Land & Investment Ltd	56,000	171
Actavis PLC (b)	56,177	16,367	China Resources Land Ltd	20,000	53
			China Vanke Co Ltd (b)	7,000	16
Actelion Ltd (b)	10,629	1,272
Agios Pharmaceuticals Inc (b)	2,395	257	Country Garden Holdings Co Ltd	53,000	21
Allergan Inc/United States (a)	68,725	15,995	Deutsche Annington Immobilien SE	8,242	318
AmerisourceBergen Corp (a)	24,310	2,498	Deutsche Wohnen AG	43,817	1,207
Astellas Pharma Inc	30,916	492	Emlak Konut Gayrimenkul Yatirim Ortakligi	21,091	26
AstraZeneca PLC ADR	10,646	733	AS
AstraZeneca PLC	62,842	4,331	Evergrande Real Estate Group Ltd	62,000	27
			Jones Lang LaSalle Inc (a)	10,801	1,742
Bristol-Myers Squibb Co (a),(e)	201,094	12,251
Cardinal Health Inc (a)	67,215	5,914	Kennedy-Wilson Holdings Inc	39,077	1,046
Chugai Pharmaceutical Co Ltd	10,836	330	LEG Immobilien AG	11,950	983
			Leopalace21 Corp (b)	90,300	496
CSPC Pharmaceutical Group Ltd	68,000	56
Daiichi Sankyo Co Ltd	34,700	544	Mitsubishi Estate Co Ltd	33,380	780
Dr Reddy's Laboratories Ltd ADR	5,200	274	Redefine Properties Ltd	43,702	44
Eisai Co Ltd	26,983	1,409	Relo Holdings Inc	4,262	344
Eli Lilly & Co (a)	32,443	2,276	Shimao Property Holdings Ltd	7,500	16
Endo International PLC (a),(b)	7,590	650	Sino-Ocean Land Holdings Ltd	34,500	21
Express Scripts Holding Co (a),(b)	45,743	3,879	Takara Leben Co Ltd	23,600	126
			WeWork Cos Inc (b),(g),(h),(i)	979	16
Furiex Pharmaceuticals Inc - Rights (a),(b),(g),(h)	4,411	43
Genomma Lab Internacional SAB de CV (b)	21,300	23			$7,484
Herbalife Ltd (b)	2,711	84	REITS - 0.94%
Hospira Inc	21,345	1,868	Aviv REIT Inc	18,185	654
Johnson & Johnson (a)	50,446	5,171	Daiwa Office Investment Corp	51	292
Lannett Co Inc (a),(b)	13,170	822	Duke Realty Corp (a)	68,860	1,471
McKesson Corp (a)	4,633	1,060	Extra Space Storage Inc (a)	13,290	874
Mead Johnson Nutrition Co	109,351	11,456	Fibra Uno Administracion SA de CV	31,100	87
Meda AB	28,526	462	General Growth Properties Inc (a)	31,090	902
Merck & Co Inc (a),(e)	109,750	6,425	Getty Realty Corp (a)	4,560	82
Merck KGaA	4,501	464	GLP J-Reit	227	249
Mitsubishi Tanabe Pharma Corp	14,104	238	Grivalia Properties REIC	51,020	501
Mylan Inc/PA (a),(b)	23,677	1,357	Growthpoint Properties Ltd	29,490	75
Nippon Shinyaku Co Ltd	20,239	681	Hibernia REIT PLC	658,745	884
Novartis AG	10,177	1,041	Host Hotels & Resorts Inc (a)	175,103	3,677
Novo Nordisk A/S	20,444	978	Intu Properties PLC	221,749	1,208
Omnicare Inc (a)	72,290	5,547	Irish Residential Properties REIT PLC	700,319	811
Ono Pharmaceutical Co Ltd	13,404	1,336	Lamar Advertising Co (a)	94,896	5,514
Orion Oyj	15,338	499	Paramount Group Inc	6,990	128
Pfizer Inc (a)	118,157	4,055	Plum Creek Timber Co Inc (a)	7,819	340
PharMerica Corp (a),(b)	27,300	682	Prologis Inc (a)	14,150	604
Portola Pharmaceuticals Inc (b)	22,393	853	Public Storage (a)	18,670	3,682
Receptos Inc (b)	1,540	195	Regency Centers Corp (a)	12,670	832
Regulus Therapeutics Inc (b)	6,790	126	UDR Inc (a)	24,300	776
Roche Holding AG	7,591	2,069	Weyerhaeuser Co (a)	100,550	3,530
Rohto Pharmaceutical Co Ltd	12,400	154			$27,173
Salix Pharmaceuticals Ltd (b)	18,238	2,867
Sanofi ADR	8,639	422	Retail - 2.30%
Santen Pharmaceutical Co Ltd	6,170	414	Adastria Holdings Co Ltd	23,210	572
Shionogi & Co Ltd	26,624	784	Advance Auto Parts Inc (e)	49,135	7,612
Shire PLC ADR	15,462	3,740	Autogrill SpA (a),(b)	3,088	28
Sihuan Pharmaceutical Holdings Group Ltd	154,000	92	AutoZone Inc (a),(b)	1,420	913
Sino Biopharmaceutical Ltd	324,000	308	Belle International Holdings Ltd	39,000	42
Suzuken Co Ltd/Aichi Japan	5,900	186	CarMax Inc (b)	4,920	330
Takeda Pharmaceutical Co Ltd	45,700	2,341	Cawachi Ltd	16,800	287
TESARO Inc (b)	8,175	436	Chipotle Mexican Grill Inc (a),(b)	3,850	2,560
TherapeuticsMD Inc (b)	474,409	2,405	CST Brands Inc	10,936	455
TherapeuticsMD Inc (b),(h)	15,388	78	CVS Health Corp (a)	45,686	4,745
Zoetis Inc	311,863	14,374	Dollar General Corp (a)	7,744	562
		$147,471	Domino's Pizza Inc (a)	17,584	1,785
			Doutor Nichires Holdings Co Ltd	14,100	211
Pipelines - 0.21%			Family Dollar Stores Inc (a)	29,885	2,353
Kinder Morgan Inc/DE	39,535	1,621

See accompanying notes

77

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Retail (continued)			Semiconductors (continued)
Fast Retailing Co Ltd	323	$125	Rohm Co Ltd	14,393	$929
Foschini Group Ltd/The	5,744	81	Rovi Corp (b)	11,313	281
Gap Inc/The (a)	69,768	2,902	Samsung Electronics Co Ltd	1,482	918
GOME Electrical Appliances Holding Ltd	765,000	103	Sanken Electric Co Ltd	27,000	194
H2O Retailing Corp	9,800	188	Semiconductor Manufacturing International	586,000	52
Hennes & Mauritz AB	6,143	268	Corp (b)
Home Depot Inc/The (a),(e)	52,960	6,077	Shinkawa Ltd	34,800	206
Honeys Co Ltd	31,480	258	Shinko Electric Industries Co Ltd	92,600	682
HSN Inc	7,428	502	Silicon Image Inc (b)	62,054	452
HUGO BOSS AG	238	31	SK Hynix Inc	7,972	338
Hyundai Department Store Co Ltd	320	39	STMicroelectronics NV	38,438	342
Isetan Mitsukoshi Holdings Ltd	13,086	200	Sumco Corp	133,030	2,675
Kate Spade & Co (b)	23,902	823	SunEdison Inc (a),(b)	174,554	3,864
Kohl's Corp (a)	11,370	839	SunEdison Semiconductor Ltd (b)	48,237	1,161
K's Holdings Corp	8,200	253	Taiwan Semiconductor Manufacturing Co Ltd	39,400	967
Kura Corp	5,672	190	ADR(a)
L Brands Inc (a)	18,601	1,709	Texas Instruments Inc (a)	12,717	748
Lowe's Cos Inc (a),(e)	120,987	8,964	Tokyo Electron Ltd	25,465	1,920
McDonald's Corp	26,298	2,601	Veeco Instruments Inc (a),(b)	12,550	383
Mr Price Group Ltd	4,953	114	Xilinx Inc (a)	12,170	516
MSC Industrial Direct Co Inc	21,975	1,604			$48,389
Nishimatsuya Chain Co Ltd	43,800	366
Office Depot Inc (b)	57,660	540	Software - 1.10%
			Adobe Systems Inc (b)	8,182	647
Pal Co Ltd	16,500	447
Pandora A/S (a)	1,881	172	Advent Software Inc	14,633	646
			Akamai Technologies Inc (b)	54,506	3,789
Pantry Inc/The (b)	300	11
PetSmart Inc	15,639	1,297	Alpha Systems Inc	4,500	63
			CA Inc (a)	55,490	1,804
Pier 1 Imports Inc	62,893	758	CareView Communications Inc (b)	944,108	491
President Chain Store Corp	14,000	109	Citrix Systems Inc (a),(b)	12,230	779
Ryohin Keikaku Co Ltd	2,153	281
Shanghai Pharmaceuticals Holding Co Ltd	12,700	27	Cresco Ltd	16,156	265
Shimamura Co Ltd	6,100	592	Dena Co Ltd	38,300	458
			Fidelity National Information Services Inc (a)	51,119	3,455
Signet Jewelers Ltd	3,961	475	Fiserv Inc (a),(b)	14,482	1,131
Target Corp (a)	4,030	310
Tiffany & Co	5,866	518	Gree Inc	67,500	397
			Intuit Inc (a)	29,230	2,854
TJX Cos Inc/The (a)	51,597	3,542
			Microsoft Corp (a),(e)	143,913	6,311
Tsuruha Holdings Inc	13,737	928	New Relic Inc (b),(j)	1,311	45
Tuesday Morning Corp (b)	18,785	357
United Arrows Ltd	4,300	133	NSD Co Ltd	480	7
			Paychex Inc (a)	123,860	6,172
Walgreens Boots Alliance Inc (a)	21,870	1,817
			Progress Software Corp (a),(b)	12,800	350
Wal-Mart Stores Inc (a)	5,088	427
			Take-Two Interactive Software Inc (a),(b)	56,670	1,501
Welcia Holdings Co Ltd	8,700	321	Tangoe Inc (b)	31,441	390
Williams-Sonoma Inc	8,280	666
Woolworths Holdings Ltd/South Africa	7,093	55			$31,555
World Fuel Services Corp	20,546	1,125	Telecommunications - 1.59%
Xebio Co Ltd	25,200	477	Alcatel-Lucent ADR (b)	72,906	284
		$66,077	America Movil SAB de CV ADR (a)	39,300	840
			AT&T Inc (a)	40,588	1,403
Savings & Loans - 0.34%
B of I Holding Inc (a),(b)	8,340	737	Belgacom SA	4,755	179
			CalAmp Corp (a),(b)	34,670	664
Hudson City Bancorp Inc (a)	326,187	3,184
			CenturyLink Inc (a)	57,860	2,191
New York Community Bancorp Inc (a)	166,390	2,764
			China Mobile Ltd ADR(a)	18,300	1,240
People's United Financial Inc (a)	202,990	3,071
		$9,756	China Telecom Corp Ltd	536,000	347
			Cisco Systems Inc (a)	290,821	8,582
Semiconductors - 1.68%			DiGi.Com Bhd	39,700	70
Applied Materials Inc	144,873	3,629	DigitalGlobe Inc (b)	54,408	1,809
Emulex Corp (b)	11	—	Far EasTone Telecommunications Co Ltd	10,000	25
First Solar Inc (b)	13,030	778	Freenet AG	19,918	595
Infineon Technologies AG	29,830	345	GLENTEL Inc	7,511	144
Inotera Memories Inc (b)	329,000	484	GN Store Nord A/S	5,035	117
Intel Corp	69,400	2,308	Gogo Inc (b)	91,549	1,646
Lam Research Corp (a)	13,393	1,104	Harris Corp (a)	51,160	3,974
Linear Technology Corp (a)	48,980	2,360	Hellenic Telecommunications Organization	61,417	610
Maxim Integrated Products Inc	21,293	732	SA (b)
MediaTek Inc	13,000	195	Jazztel PLC (b)	124,407	1,739
Microchip Technology Inc (a)	8,010	411	Juniper Networks Inc (a)	15,948	381
Micron Technology Inc (a),(b)	166,113	5,095	KDDI Corp	7,700	534
Mimasu Semiconductor Industry Co Ltd	22,200	262	Koninklijke KPN NV	92,223	314
Miraial Co Ltd	15,100	191	Leap Wireless International Inc - Rights	6	—
MKS Instruments Inc (a)	14,250	504	(b),(g),(h)
Novatek Microelectronics Corp	20,000	107	Loral Space & Communications Inc (b)	5,734	408
NXP Semiconductors NV (b)	155,286	13,183	Motorola Solutions Inc	19,280	1,310
Powertech Technology Inc (b)	43,000	73	MTN Group Ltd	7,352	130

See accompanying notes

78

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2015 (unaudited)

	COMMON STOCKS (continued)	Shares Held	Value	(000	's)	CONVERTIBLE PREFERRED STOCKS

	Telecommunications (continued)					(continued)	Shares Held	Value	(000	's)
	Nippon Telegraph & Telephone Corp	18,449		$1,150		Electric (continued)
	Orange Polska SA (a)	38,950		103		Dominion Resources Inc/VA - Series A	16,939		$976
	ParkerVision Inc (b)	509,099		484		Dominion Resources Inc/VA - Series B	15,068		870
	Qorvo Inc (b)	7,295		506		NextEra Energy Inc 5.89%	53,250		3,473
	SK Telecom Co Ltd ADR	4,800		140					$5,567
	SoftBank Corp	22,920		1,416
	Swisscom AG	9,891		5,670		Food - 0.10%
						Post Holdings Inc (c)	725		70
	TDC A/S (a)	66,886		528
	Tele2 AB	9,040		106		Tyson Foods Inc	57,164		2,907
	Telefonaktiebolaget LM Ericsson	110,227		1,423					$2,977
	Telefonica Deutschland Holding AG	32,026		176		Internet - 0.00%
	Telefonica SA	115,544		1,794		DraftKings Inc (b),(g),(h),(k)	29,108		52
	Telekomunikasi Indonesia Persero Tbk PT	2,100		95		Dropbox Inc (b),(g),(h),(l)	2,671		52
	ADR(a)								$104
	Telenor ASA (a)	9,518		191
	TeliaSonera AB	6,581		42		Iron & Steel - 0.01%
	Tim Participacoes SA ADR(a)	6,500		137		ArcelorMittal	18,050		314
	Verizon Communications Inc (a)	44,606		2,206
				$45,703		Mining - 0.04%
	Toys, Games & Hobbies - 0.07%					Alcoa Inc	21,404		1,036
	Hasbro Inc (a)	19,099		1,190
	Nintendo Co Ltd	6,650		712		Oil & Gas - 0.06%
				$1,902		Chesapeake Energy Corp (c)	300		302
	Transportation - 1.24%					Southwestern Energy Co	23,350		1,272
	AP Moeller - Maersk A/S - B shares (a)	268		616					$1,574
	bpost SA	22,266		626		Pharmaceuticals - 0.00%
	Canadian National Railway Co	11,439		790		Omnicare Capital Trust II	650		61
	Canadian Pacific Railway Ltd	45,281		8,496
	Central Japan Railway Co	2,068		385
	CH Robinson Worldwide Inc (a)	17,055		1,267		REITS - 0.22%
	CSX Corp (a)	21,608		741		American Tower Corp 5.25%	3,450		364
	Deutsche Post AG (a)	33,584		1,143		Crown Castle International Corp	7,693		819
						Health Care REIT Inc (a)	34,575		2,363
	DSV A/S	7,412		240
	East Japan Railway Co	3,450		290		iStar Financial Inc	9,001		521
	FedEx Corp (a)	11,011		1,949		Weyerhaeuser Co	39,179		2,286
	Gategroup Holding AG (b)	27,060		855					$6,353
	Genesee & Wyoming Inc (b)	19,205		1,980
						Software - 0.01%
	Groupe Eurotunnel SE	77,774		1,063		Cloudera Inc (b),(g),(h),(m)	3,756		124
	Keio Corp	18,910		157
	Landstar System Inc	16,100		1,130
	MISC Bhd	26,200		61		Telecommunications - 0.04%
	Norfolk Southern Corp (a)	10,651		1,163		T-Mobile US Inc	21,025		1,270
	Old Dominion Freight Line Inc (a),(b)	52,250		4,082
	Sinotrans Ltd	145,000		96		TOTAL CONVERTIBLE PREFERRED STOCKS			$19,380
	Swift Transportation Co (b)	45,282		1,280		PREFERRED STOCKS - 0.39%	Shares Held	Value	(000	's)
	Tsakos Energy Navigation Ltd	179,686		1,348
	Union Pacific Corp (a)	17,790		2,139		Automobile Manufacturers - 0.07%
						Porsche Automobil Holding SE (a)	6,671		618
	United Parcel Service Inc (e)	31,752		3,230
	UTI Worldwide Inc (b)	25,015		327		Volkswagen AG	5,548		1,400
	West Japan Railway Co	4,746		271					$2,018
				$35,725		Banks - 0.00%
	Trucking & Leasing - 0.03%					Banco do Estado do Rio Grande do Sul SA	4,300		19
	AMERCO (b)	2,252		736
						Computers - 0.00%
						Pure Storage Inc (b),(g),(h),(n)	8,348		136
Water	- 0.03%
	Guangdong Investment Ltd	54,000		69
	Suez Environnement Co	53,041		945		Diversified Financial Services - 0.08%
				$1,014		Ally Financial Inc (c)	2,161		2,167
	TOTAL COMMON STOCKS			$1,345,463
	INVESTMENT COMPANIES - 23.92%	Shares Held	Value	(000	's)	Electric - 0.00%
	Publicly Traded Investment Fund - 23.92%					Cia Energetica de Sao Paulo	10,600		88
	BlackRock Liquidity Funds FedFund Portfolio	42,031,350		42,031
	JP Morgan Prime Money Market Fund	646,573,437		646,574		Electronics - 0.01%
				$688,605		Veracode Inc (b),(g),(h),(o)	6,031		146
	TOTAL INVESTMENT COMPANIES			$688,605
	CONVERTIBLE PREFERRED STOCKS -
	0.67%	Shares Held	Value	(000	's)	Internet - 0.02%
						Uber Technologies Inc (b),(g),(h),(p)	15,196		506
	Electric - 0.19%					Zuora Inc (b),(h),(q)	40,988		156
	Dominion Resources Inc/VA	4,900		248					$662

See accompanying notes

79

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2015 (unaudited)

PREFERRED STOCKS (continued)	Shares Held Value (000's)			Principal

Pharmaceuticals - 0.16%			BONDS (continued)	Amount (000's) Value (000's)
Actavis PLC (b),(r)	4,374	$4,488	Automobile Asset Backed Securities (continued)
			Nissan Auto Receivables 2013-B Owner
			Trust
Private Equity - 0.01%			0.52%, 04/15/2016 (x)		$35	$35
Forward Venture Services LLC (b),(g),(h),(s)	5,465	155
			Nissan Auto Receivables 2013-C Owner
			Trust
Real Estate - 0.01%			0.67%, 08/15/2018 (x)		645	644
Redfin Corp (b),(g),(h),(t)	29,409	97	Nissan Auto Receivables 2014-B Owner
WeWork Cos Inc (b),(g),(h),(u)	4,867	81	Trust
WeWork Cos Inc (b),(g),(h),(v)	3,824	64	1.11%, 05/15/2019		330	330
		$242	Toyota Auto Receivables 2014-C Owner
			Trust
REITS- 0.01%			0.93%, 07/16/2018		360	360
American Tower Corp (b),(r)	2,825	286
			USAA Auto Owner Trust
			0.57%, 08/15/2017 (x)		215	215
Retail - 0.02%			World Omni Auto Receivables Trust 2015-A
Hornbach Holding AG	7,214	615	0.00%, 05/15/2020 (b),(r),(x)		2,180	2,180
Lojas Americanas SA	8,800	52				$10,331

		$667	Automobile Floor Plan Asset Backed Securities - 0.07%
Software - 0.00%			Ally Master Owner Trust
Nutanix Inc (b),(g),(h),(w)	3,575	62	0.54%, 01/16/2018 (x)		1,230	1,229
			0.64%, 01/15/2019 (x)		900	899
TOTAL PREFERRED STOCKS		$11,136				$2,128
	Principal		Automobile Manufacturers - 0.21%
BONDS- 19.76%	Amount (000's) Value (000's)		Daimler Finance North America LLC
Aerospace & Defense - 0.06%			0.93%, 08/01/2016 (c),(x)		855	860
KLX Inc			Ford Motor Credit Co LLC
5.88%, 12/01/2022 (c)	$530	$542	1.04%, 01/17/2017 (x)		625	626
Meccanica Holdings USA Inc			General Motors Co
6.25%, 01/15/2040 (c)	905	941	5.20%, 04/01/2045		1,280	1,417
Rockwell Collins Inc			Hyundai Capital Services Inc
0.59%, 12/15/2016 (x)	115	115	1.04%, 03/18/2017 (c),(x)		950	951
		$1,598	Nissan Motor Acceptance Corp
			0.78%, 03/03/2017 (c),(x)		925	928
Airlines - 0.03%			0.95%, 09/26/2016 (c),(x)		875	880
American Airlines 2013-1 Class B Pass			Volkswagen International Finance NV
Through Trust			0.70%, 11/18/2016 (c),(x)		450	451
5.63%, 01/15/2021 (c),(h)	836	874
						$6,113

			Automobile Parts & Equipment - 0.01%
Automobile Asset Backed Securities - 0.36%			Nexteer Automotive Group Ltd
AmeriCredit Automobile Receivables Trust			5.88%, 11/15/2021 (c)		230	235
2013-4
3.31%, 10/08/2019 (x)	294	301
BMW Vehicle Owner Trust 2013-A			Banks- 2.44%
0.67%, 11/27/2017	760	760	Banco do Brasil SA/Cayman
BMW Vehicle Owner Trust 2014-A			9.00%, 06/18/2049 (x)		1,500	1,268
0.97%, 11/26/2018	970	970	9.00%, 06/29/2049 (c)		4,000	3,380
Ford Credit Auto Owner Trust 2014-C			Bank of America Corp
1.06%, 05/15/2019	515	516	1.29%, 01/15/2019 (x)		435	441
Ford Credit Auto Owner Trust 2014-REV2			4.20%, 08/26/2024		1,265	1,310
2.31%, 04/15/2026 (c),(x)	445	450	6.00%, 09/01/2017		1,100	1,214
Honda Auto Receivables 2013-4 Owner			Banque Centrale de Tunisie SA
Trust			5.75%, 01/30/2025 (c)		6,000	6,105
0.69%, 09/18/2017 (x)	740	740	BBVA Bancomer SA/Texas
Honda Auto Receivables 2014-4 Owner			6.50%, 03/10/2021		10,975	12,297
Trust			Burgan Tier 1 Financing Ltd
0.99%, 09/17/2018	560	559	7.25%, 09/30/2049 (x)		9,000	8,865
Honda Auto Receivables 2015-1 Owner			Chinatrust Commercial Bank Hong Kong
Trust			5.63%, 03/29/2049 (x)		4,000	3,995
1.05%, 10/15/2018 (x)	570	569	Intesa Sanpaolo SpA
Honda Auto Receivables Owner Trust 2014-			5.02%, 06/26/2024 (c)		3,060	3,150
3			JP Morgan Chase & Co
0.88%, 06/15/2018 (x)	400	399	4.25%, 11/02/2018	NZD	1,365	1,033
1.31%, 10/15/2020 (x)	260	260	Lloyds Banking Group PLC
Hyundai Auto Receivables Trust 2014-A			0.00%, 11/04/2024 (b)		$1,200	1,254
1.07%, 07/16/2018	130	130	Morgan Stanley
Hyundai Auto Receivables Trust 2015-A			4.35%, 09/08/2026		1,345	1,402
1.05%, 04/15/2019	515	513	Novo Banco SA
Nissan Auto Lease Trust 2014-B			2.63%, 05/08/2017	EUR	4,000	4,390
1.12%, 09/15/2017	400	400	4.00%, 01/21/2019		5,000	5,756
			4.75%, 01/15/2018		3,000	3,500

See accompanying notes

80

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2015 (unaudited)

		Principal			Principal
	BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

	Banks (continued)			Credit Card Asset Backed Securities (continued)
	Royal Bank of Scotland Group PLC			Barclays Dryrock Issuance Trust
	6.13%, 12/15/2022	$2,820	$3,181	2.41%, 07/15/2022 (x)		$455	$463
	Societe Generale SA			Capital One Multi-Asset Execution Trust
	5.00%, 01/17/2024 (c)	1,820	1,933	0.22%, 11/15/2019 (x)		530	528
	Turkiye Vakiflar Bankasi Tao			0.96%, 09/16/2019 (x)		425	424
	6.87%, 02/03/2025 (c),(x)	6,000	5,848	1.48%, 07/15/2020		555	557
			$70,322	Chase Issuance Trust
				0.22%, 04/15/2019 (x)		755	751
	Beverages - 0.19%			0.42%, 11/15/2018(x)		865	865
	CEDC Finance Corp International Inc			1.01%, 10/15/2018 (x)		900	901
	9.00%, 04/30/2018 (x)	5,140	4,517
				1.26%, 07/15/2019 (x)		600	600
	Coca-Cola Co/The			1.38%, 11/15/2019		890	890
	0.35%, 11/01/2016 (x)	985	987
				Citibank Credit Card Issuance Trust
			$5,504	0.29%, 12/17/2018 (x)		470	468
	Building Materials - 0.12%			0.37%, 05/09/2018 (x)		1,490	1,489
	Atrium Windows & Doors Inc			0.37%, 08/24/2018 (x)		595	595
	7.75%, 05/01/2019 (c)	950	803	0.60%, 09/10/2020 (x)		915	917
	Cemex SAB de CV			0.73%, 02/07/2018 (x)		900	901
	6.13%, 05/05/2025 (c),(h),(r)	1,855	1,855	1.02%, 02/22/2019 (x)		565	565
	NCI Building Systems Inc			1.32%, 09/07/2018 (x)		440	443
	8.25%, 01/15/2023 (c)	220	229	1.73%, 04/09/2020 (x)		600	603
	Owens Corning			Discover Card Execution Note Trust
	4.20%, 12/01/2024	405	419	0.62%, 08/17/2020 (h),(x)		2,115	2,115
			$3,306	1.39%, 04/15/2020		615	615
				World Financial Network Credit Card Master
	Chemicals - 0.28%			Trust
	Albemarle Corp			0.55%, 12/15/2019(x)		305	305
	4.15%, 12/01/2024	590	612				$21,511
	Hercules Inc
	6.50%, 06/30/2029	330	297	Diversified Financial Services - 0.70%
	Mexichem SAB de CV			Air Lease Corp
	5.88%, 09/17/2044 (c)	555	560	3.75%, 02/01/2022		800	812
	OCP SA			4.25%, 09/15/2024		1,570	1,617
	5.63%, 04/25/2024 (c)	6,000	6,492	Aircastle Ltd
			$7,961	5.50%, 02/15/2022		120	129
				Ally Financial Inc
Coal	- 0.10%			2.75%, 01/30/2017		100	100
	Berau Coal Energy Tbk PT			3.13%, 01/15/2016		100	100
	7.25%, 03/13/2017	4,500	2,812	3.25%, 09/29/2017		550	551
				3.50%, 07/18/2016		100	101
	Commercial Services - 0.07%			4.63%, 06/26/2015		400	404
	ServiceMaster Co LLC/The			4.75%, 09/10/2018		1,300	1,352
	7.00%, 08/15/2020	1,945	2,052	5.50%, 02/15/2017		1,100	1,153
				8.00%, 03/15/2020		540	647
				China Cinda Finance 2014 Ltd
	Computers - 0.01%			4.00%, 05/14/2019		5,000	5,078
	IHS Inc			Corp Financiera de Desarrollo SA
	5.00%, 11/01/2022 (c)	240	244	3.25%, 07/15/2019(c)		200	203
				5.25%, 07/15/2029 (c),(x)		265	273
	Cosmetics & Personal Care - 0.02%			Financiera de Desarrollo Territorial SA
	Procter & Gamble Co/The			Findeter
	0.33%, 11/04/2016 (x)	445	445	7.88%, 08/12/2024 (c)	COP	3,380,000	1,382
				General Electric Capital Corp
				0.48%, 01/14/2016 (x)		$460	461
	Credit Card Asset Backed Securities - 0.75%			7.13%, 12/29/2049 (x)		2,800	3,297
	American Express Credit Account Master			Jefferies Finance LLC / JFIN Co-Issuer Corp
	Trust			6.88%, 04/15/2022 (c)		500	482
	0.44%, 01/15/2020 (x)	1,065	1,065	Ladder Capital Finance Holdings LLLP /
	0.46%, 05/15/2020 (x)	520	519	Ladder Capital Finance Corp
	0.98%, 05/15/2019 (x)	265	265	5.88%, 08/01/2021 (c)		2,075	1,966
	1.26%, 01/15/2020 (x)	815	815				$20,108
	1.43%, 06/15/2020	610	611
	1.49%, 04/15/2020 (x)	210	211	Electric - 1.07%
	American Express Credit Account Master			Cia de Eletricidade do Estado da Bahia
	Trust 2013-1			11.75%, 04/27/2016 (c)	BRL	350	116
	0.59%, 02/16/2021 (x)	410	411	Duke Energy Progress Inc
	American Express Credit Account Secured			0.44%, 03/06/2017 (x)		$220	220
	Note Trust 2012-4			EDP Finance BV
	0.41%, 05/15/2020 (x)	520	519	4.13%, 01/15/2020 (c)		1,200	1,252
	BA Credit Card Trust			Enel SpA
	0.52%, 06/15/2020 (x)	1,785	1,785	8.75%, 09/24/2073 (c),(x)		3,390	4,138
	0.55%, 06/15/2021 (x)	315	315	Eskom Holdings SOC Ltd
				5.75%, 01/26/2021		3,000	2,973

See accompanying notes

81

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2015 (unaudited)

		Principal				Principal
BONDS (continued)		Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

Electric (continued)					Investment Companies - 0.56%
Eskom Holdings SOC Ltd	(continued)				Huarong Finance II Co Ltd
7.13%, 02/11/2025 (c)			$9,000	$9,380	5.50%, 01/16/2025		$5,000	$5,235
Saudi Electricity Global Sukuk Co 3					ICD Sukuk Co Ltd
5.50%, 04/08/2044 (c),(y)			11,500	12,794	3.51%, 05/21/2020		11,165	10,956
				$30,873				$16,191

Electronics - 0.10%					Iron & Steel - 0.41%
Jabil Circuit Inc					ArcelorMittal
4.70%, 09/15/2022			680	698	7.50%, 10/15/2039		470	504
Keysight Technologies Inc					Essar Steel Algoma Inc
4.55%, 10/30/2024 (c)			2,075	2,103	9.50%, 11/15/2019 (c)		895	838
				$2,801	JSW Steel Ltd
					4.75%, 11/12/2019		3,500	3,411
Energy - Alternate Sources - 0.02%					Vale Overseas Ltd
TerraForm Power Operating LLC					4.63%, 09/15/2020		7,000	7,143
5.88%, 02/01/2023 (c)			560	582
								$11,896

					Lodging - 0.09%
Engineering & Construction - 0.24%					MGM Resorts International
Odebrecht Finance Ltd
8.25%, 04/25/2018 (c)		BRL	300	80	6.00%, 03/15/2023		2,390	2,486
Odebrecht Offshore Drilling Finance Ltd
6.75%, 10/01/2022 (y)			$8,954	6,939	Machinery - Construction & Mining - 0.02%
				$7,019	Caterpillar Financial Services Corp
					0.46%, 03/03/2017 (x)		530	530
Food- 0.37%
BRF SA
7.75%, 05/22/2018 (c)		BRL	1,500	444	Media- 0.16%
Cencosud SA					CCOH Safari LLC
5.15%, 02/12/2025 (c)			$10,000	10,159	5.50%, 12/01/2022		735	760
Cosan Luxembourg SA					5.75%, 12/01/2024		715	740
9.50%, 03/14/2018 (c)		BRL	350	107	DISH DBS Corp
				$10,710	5.88%, 07/15/2022		855	866
					5.88%, 11/15/2024		1,275	1,269
Gas- 0.49%					Grupo Televisa SAB
Fermaca Enterprises S de RL de CV					7.25%, 05/14/2043	MXN	4,370	257
6.38%, 03/30/2038			$10,100	10,576	NBCUniversal Enterprise Inc
Intergas Finance BV					5.25%, 12/19/2049 (c)		$635	676
6.38%, 05/14/2017			3,500	3,461				$4,568
				$14,037
					Miscellaneous Manufacturing - 0.03%
Healthcare - Products - 0.05%					Textron Financial Corp
Becton Dickinson and Co					6.00%, 02/15/2067 (c),(x)		700	625
0.69%, 06/15/2016 (x)			1,515	1,515
					Textron Inc
					3.88%, 03/01/2025		210	216
Healthcare - Services - 0.05%								$841
Laboratory Corp of America Holdings					Mortgage Backed Securities - 1.36%
3.60%, 02/01/2025			600	606	Adjustable Rate Mortgage Trust 2004-4
Universal Health Services Inc					2.68%, 03/25/2035 (x)		145	142
3.75%, 08/01/2019 (c)			725	735
					Adjustable Rate Mortgage Trust 2004-5
				$1,341	2.46%, 04/25/2035 (x)		294	292
Holding Companies - Diversified - 0.34%					2.58%, 04/25/2035 (x)		170	166
Alfa SAB de CV					Alternative Loan Trust 2003-20CB
6.88%, 03/25/2044 (c)			400	444	5.75%, 10/25/2033		148	156
Dubai Holding Commercial Operations MTN					Alternative Loan Trust 2003-4CB
Ltd					5.75%, 04/25/2033 (x)		215	217
6.00%, 02/01/2017		GBP	6,000	9,367	Alternative Loan Trust 2003-9T1
					5.50%, 07/25/2033 (x)		121	122
				$9,811
					Alternative Loan Trust 2004-14T2
Insurance - 0.10%					5.50%, 08/25/2034		137	145
Assicurazioni Generali SpA					Alternative Loan Trust 2004-27CB
7.75%, 12/12/2042		EUR	1,200	1,752	6.00%, 12/25/2034 (x)		528	530
Old Republic International Corp					Alternative Loan Trust 2004-28CB
4.88%, 10/01/2024			$1,020	1,085	5.75%, 01/25/2035		107	109
				$2,837	Alternative Loan Trust 2004-J3
Internet - 0.32%					5.50%, 04/25/2034		135	140
Alibaba Group Holding Ltd					Alternative Loan Trust 2005-14
					0.38%, 05/25/2035 (x)		675	572
4.50%, 11/28/2034 (c)			5,000	5,108
Tencent Holdings Ltd					Alternative Loan Trust 2005-J1
3.80%, 02/11/2025 (c)			4,000	4,076	5.50%, 02/25/2025		324	330
				$9,184	Alternative Loan Trust 2006-4CB
					5.50%, 04/25/2036		137	133

See accompanying notes

82

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2015 (unaudited)

		Principal				Principal
BONDS (continued)		Amount (000's) Value (000's)		BONDS (continued)		Amount (000's) Value (000's)

Mortgage Backed Securities (continued)				Mortgage Backed Securities (continued)
Alternative Loan Trust 2006-J4				CMLTI 2015-2 1A1 20470625
6.25%, 07/25/2036 (x)		$155	$105	0.37%, 06/25/2047 (h),(x)		$1,010	$929
Alternative Loan Trust 2007-4CB				COMM 2014-SAVA Mortgage Trust
5.75%, 04/25/2037		165	149	1.30%, 06/15/2034 (c)		145	145
Banc of America Alternative Loan Trust 2003-				1.92%, 06/15/2034 (c),(x)		145	145
10				2.57%, 06/15/2034 (c),(x)		290	290
5.50%, 12/25/2033		182	188	Credit Suisse First Boston Mortgage Securities
5.50%, 12/25/2033 (x)		275	281	Corp
Banc of America Alternative Loan Trust 2003-				2.52%, 11/25/2033(x)		120	115
8				2.54%, 12/25/2033 (x)		95	92
5.50%, 10/25/2033		189	200	2.59%, 05/25/2034 (x)		324	320
Banc of America Alternative Loan Trust 2005-				5.25%, 05/25/2028		36	36
6				5.50%, 11/25/2035		241	210
5.25%, 07/25/2035 (x)		280	252	CSMC Mortgage-Backed Trust 2006-8
Banc of America Funding 2004-B Trust				6.50%, 10/25/2021(x)		122	106
2.50%, 11/20/2034 (x)		279	261	Del Coronado Trust 2013-DEL MZ
Banc of America Funding 2005-5 Trust				5.17%, 03/15/2018 (c),(h),(x)		200	200
5.50%, 09/25/2035		111	116	Deutsche Alt-A Securities Inc Mortgage Loan
Banc of America Funding 2005-7 Trust				Trust Series 2005-3
5.75%, 11/25/2035 (x)		205	210	5.25%, 06/25/2035		147	149
Banc of America Funding 2006-I Trust				Deutsche Alt-A Securities Inc Mortgage Loan
2.30%, 12/20/2036 (x)		859	851	Trust Series 2005-5
Banc of America Funding 2007-4 Trust				5.50%, 11/25/2035		157	148
5.50%, 11/25/2034		311	308	Deutsche Alt-A Securities Inc Mortgage Loan
Banc of America Funding Corp				Trust Series 2005-6
0.62%, 07/25/2037 (c),(x)		159	113	5.50%, 12/25/2035 (x)		162	137
Banc of America Mortgage 2005-A Trust				Extended Stay America Trust 2013-ESH
2.66%, 02/25/2035 (x)		90	87	5.05%, 12/05/2031 (c),(x)		857	886
Bear Stearns ARM Trust 2004-10				FDIC 2013-N1 Trust
2.62%, 01/25/2035 (x)		7	7	4.50%, 10/25/2018 (c)		153	154
Bear Stearns ARM Trust 2004-6				Freddie Mac Structured Agency Credit Risk
2.69%, 09/25/2034 (x)		1,033	989	Debt Notes
Bear Stearns ARM Trust 2005-12				1.82%, 04/25/2024 (x)		500	493
2.55%, 02/25/2036 (x)		495	387	2.37%, 02/25/2024 (x)		500	504
Bear Stearns Commercial Mortgage Securities				Ginnie Mae
Trust 2004-PWR2				1.02%, 06/16/2052 (x)		1,491	89
6.87%, 05/11/2039 (c),(x)		105	107	1.02%, 01/16/2053 (x)		9,019	629
BLCP Hotel Trust				GMACM Mortgage Loan Trust 2003-J7
2.67%, 08/15/2029 (c),(x)		300	300	5.00%, 11/25/2033		29	30
3.84%, 08/15/2029 (c),(x)		300	299	GMACM Mortgage Loan Trust 2005-AR4
CAM Mortgage Trust 2014-2				2.97%, 07/19/2035(x)		179	171
4.45%, 05/15/2048 (c),(x)		1,045	1,050	GP Portfolio Trust 2014-GGP
CHL Mortgage Pass-Through Trust 2004-12				1.12%, 02/15/2027 (c),(x)		500	499
2.58%, 08/25/2034 (x)		218	203	GS Mortgage Securities Trust 2007-GG10
CHL Mortgage Pass-Through Trust 2004-				5.80%, 08/10/2045 (x)		1,275	1,314
HYB4				GSR Mortgage Loan Trust 2004-14
2.40%, 09/20/2034 (x)		110	105	2.73%, 12/25/2034 (x)		224	223
CHL Mortgage Pass-Through Trust 2004-				GSR Mortgage Loan Trust 2005-4F
HYB8				6.50%, 02/25/2035		277	281
3.25%, 01/20/2035(x)		134	130	GSR Mortgage Loan Trust 2005-AR6
CHL Mortgage Pass-Through Trust 2005-11				2.69%, 09/25/2035 (x)		519	521
0.44%, 04/25/2035 (x)		173	149	GSR Mortgage Loan Trust 2006-8F
CHL Mortgage Pass-Through Trust 2005-21				6.00%, 09/25/2036		312	253
5.50%, 10/25/2035 (x)		242	226	Hilton USA Trust 2013-HLT
Citicorp Mortgage Securities Trust Series				3.71%, 11/05/2030 (c),(x)		275	279
2006-4				4.41%, 11/05/2030 (c),(x)		190	193
6.00%, 08/25/2036 (x)		99	101	5.22%, 11/05/2030 (c),(x)		215	219
Citigroup Mortgage Loan Trust 2005-11				IndyMac INDX Mortgage Loan Trust 2005-
2.51%, 10/25/2035 (x)		336	332	AR16	IP
Citigroup Mortgage Loan Trust Inc				0.81%, 07/25/2045 (x)		338	297
2.53%, 05/25/2035 (x)		156	150	JP Morgan Alternative Loan Trust
CitiMortgage Alternative Loan Trust Series				2.46%, 03/25/2036 (x)		950	821
2006	-A3			4.71%, 03/25/2036 (x)		31	25
6.00%, 07/25/2036		64	57	JP Morgan Chase Commercial Mortgage
CitiMortgage Alternative Loan Trust Series				Securities Trust 2007-LDP10
2006	-A4			5.46%, 01/15/2049		250	260
6.00%, 09/25/2036		362	325	JP Morgan Chase Commercial Mortgage
CitiMortgage Alternative Loan Trust Series				Securities Trust 2013-JWRZ MZ
2007	-A6			6.17%, 04/15/2018 (c),(h),(x)		128	128
6.00%, 06/25/2037(x)		176	156	JP Morgan Mortgage Trust 2003-A2
6.00%, 06/25/2037 (x)		275	244	1.99%, 11/25/2033 (x)		205	202

See accompanying notes

83

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2015 (unaudited)

			Principal			Principal
	BONDS (continued)		Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

	Mortgage Backed Securities (continued)				Mortgage Backed Securities (continued)
	JP Morgan Mortgage Trust 2005-A2				Structured Asset Securities Corp Trust 2005-
	2.39%, 04/25/2035 (x)		$347	$336	1
	JP Morgan Mortgage Trust 2005-A3				5.50%, 02/25/2035	$263	$268
	2.66%, 06/25/2035 (x)		188	190	WaMu Mortgage Pass-Through Certificates
	JP Morgan Mortgage Trust 2005-S3				Series 2004-AR14 Trust
	6.00%, 01/25/2036 (x)		355	325	2.39%, 01/25/2035 (x)	257	258
	JP Morgan Mortgage Trust 2006-A1				WaMu Mortgage Pass-Through Certificates
	2.40%, 02/25/2036 (x)		267	237	Series 2004-CB2 Trust
	JP Morgan Mortgage Trust 2006-A7				5.50%, 07/25/2034	91	95
	2.57%, 01/25/2037 (x)		434	395	WaMu Mortgage Pass-Through Certificates
	JP Morgan Mortgage Trust 2007-S1				Series 2005-AR7 Trust
	5.75%, 03/25/2037		355	299	2.36%, 08/25/2035 (x)	1,675	1,647
	Lehman Mortgage Trust 2006-1				WaMu Mortgage Pass-Through Certificates
	5.50%, 02/25/2036		47	46	Series 2006-AR19 Trust
	Lehman XS Trust Series 2006-4N				1.92%, 01/25/2047 (x)	396	357
	0.39%, 04/25/2046 (x)		1,131	826	Washington Mutual Mortgage Pass-Through
	MASTR Adjustable Rate Mortgages Trust				Certificates WMALT Series 2006-2 Trust
	2004-7				6.00%, 03/25/2036 (x)	178	165
	2.49%, 07/25/2034 (x)		441	442	Wells Fargo Mortgage Backed Securities
	MASTR Adjustable Rate Mortgages Trust				2003-J Trust
	2006-2				2.61%, 10/25/2033 (x)	61	61
	2.58%, 04/25/2036 (x)		255	245	Wells Fargo Mortgage Backed Securities
	MASTR Alternative Loan Trust 2003-9				2003-M Trust
	5.25%, 11/25/2033		117	121	2.62%, 12/25/2033 (x)	402	402
	MASTR Alternative Loan Trust 2004-12				Wells Fargo Mortgage Backed Securities
	5.25%, 12/25/2034		40	40	2004-A Trust
	MASTR Alternative Loan Trust 2004-5				2.64%, 02/25/2034 (x)	181	182
	5.50%, 06/25/2034		125	130	Wells Fargo Mortgage Backed Securities
	6.00%, 06/25/2034		144	150	2005-11 Trust
	MASTR Alternative Loan Trust 2004-8				5.50%, 11/25/2035	65	68
	6.00%, 09/25/2034		321	329	Wells Fargo Mortgage Backed Securities
	Merrill Lynch Alternative Note Asset Trust				2005-12 Trust
	Series 2007-F1				5.50%, 11/25/2035	115	118
	6.00%, 03/25/2037		323	258	Wells Fargo Mortgage Backed Securities
	6.00%, 03/25/2037		176	140	2005-16 Trust
	Merrill Lynch Mortgage Investors Trust Series				6.00%, 01/25/2036 (x)	305	302
	MLCC 2006-2				Wells Fargo Mortgage Backed Securities
	2.12%, 05/25/2036 (x)		79	78	2005-17 Trust
	Merrill Lynch Mortgage Investors Trust Series				5.50%, 01/25/2036 (x)	135	137
	MLCC 2007-1				Wells Fargo Mortgage Backed Securities
	2.50%, 01/25/2037 (x)		150	144	2005-AR10 Trust
	Morgan Stanley Capital I Trust 2007-HQ12				2.61%, 06/25/2035 (x)	701	712
	5.70%, 04/12/2049 (x)		279	297	2.61%, 06/25/2035 (x)	134	135
	Morgan Stanley Mortgage Loan Trust 2006-				Wells Fargo Mortgage Backed Securities
	11				Trust
	6.00%, 08/25/2036 (x)		235	205	2.62%, 08/25/2034 (x)	203	201
	Motel 6 Trust 2015-M6MZ						$39,123
	8.23%, 02/05/2020 (c),(h),(x)		2,825	2,825
	Provident Funding Mortgage Loan Trust 2005-				Oil & Gas - 2.18%
	2				Antero Resources Corp
					5.13%, 12/01/2022 (c)	145	143
	2.46%, 10/25/2035 (x)		143	142
	RALI Series 2004-QS2 Trust				Baytex Energy Corp
					5.13%, 06/01/2021 (c)	35	33
	5.50%, 02/25/2034		196	197	5.63%, 06/01/2024 (c)	40	38
	Residential Asset Securitization Trust 2005-
	A8	CB			Bonanza Creek Energy Inc
	5.38%, 07/25/2035		486	426	5.75%, 02/01/2023	210	195
	Residential Asset Securitization Trust 2007-				6.75%, 04/15/2021	55	54
	A6				BP Capital Markets PLC
					0.68%, 11/07/2016 (x)	385	386
	6.00%, 06/25/2037(x)		223	202
	RFMSI Series 2006-S1 Trust				California Resources Corp
					5.50%, 09/15/2021 (c)	10	9
	5.75%, 01/25/2036		185	188	6.00%, 11/15/2024 (c)	655	584
	SCG Trust 2013-SRP1
	2.66%, 11/15/2026 (c),(x)		365	366	Chesapeake Energy Corp
					3.50%, 04/15/2019 (x)	1,000	982
	3.41%, 11/15/2026 (c),(x)		400	401
	Structured Adjustable Rate Mortgage Loan				4.88%, 04/15/2022	625	617
	Trust				6.63%, 08/15/2020	25	27
	0.48%, 07/25/2035 (x)		128	95	Chevron Corp
					0.43%, 11/15/2017 (x)	1,480	1,481
	2.35%, 06/25/2034 (x)		315	311
	2.42%, 11/25/2034 (x)		456	451	Cimarex Energy Co
	Structured Asset Securities Corp Mortgage				4.38%, 06/01/2024	585	576
Pass	-Through Certificates Series 2004-20				Concho Resources Inc
	5.75%, 11/25/2034		185	193	5.50%, 10/01/2022	85	88

See accompanying notes

84

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2015 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

Oil & Gas (continued)				Other Asset Backed Securities (continued)
Concho Resources Inc (continued)				American Homes 4 Rent 2014-SFR3 Trust
5.50%, 04/01/2023		$185	$191	6.42%, 12/17/2036 (c),(x)	$900	$956
Continental Resources Inc/OK				Bayview Opportunity Master Fund IIIa Trust
3.80%, 06/01/2024		65	61	2014-18NPL
4.50%, 04/15/2023		50	49	3.23%, 07/28/2034 (c),(x)	477	478
Delek & Avner Tamar Bond Ltd				CLI Funding V LLC
4.44%, 12/30/2020 (c)		5,350	5,388	3.38%, 10/18/2029 (c)	677	679
5.08%, 12/30/2023 (c)		8,000	8,102	Colony American Homes 2014-1
5.41%, 12/30/2025 (c)		5,000	5,174	2.10%, 05/17/2031 (c),(x)	290	285
Gazprom OAO Via Gaz Capital SA				Colony American Homes 2014-2
4.30%, 11/12/2015 (c)		5,600	5,565	3.36%, 07/17/2031 (c),(x)	1,000	984
6.00%, 01/23/2021		8,000	7,141	Cronos Containers Program I Ltd
KazMunayGas National Co JSC				3.27%, 11/18/2029 (c)	1,006	1,010
4.40%, 04/30/2023		4,500	4,039	GCA2014 Holdings Ltd - Class C
MEG Energy Corp				6.00%, 01/05/2030 (c),(g),(h),(x)	702	702
6.38%, 01/30/2023 (c)		210	199	GCA2014 Holdings Ltd - Class D
6.50%, 03/15/2021 (c)		40	39	7.50%, 01/05/2022 (c),(g),(h),(x)	257	257
7.00%, 03/31/2024 (c)		145	141	GCA2014 Holdings Ltd - Class E
Oasis Petroleum Inc				0.00%, 01/05/2030 (b),(c),(g),(h),(x)	1,030	885
6.88%, 03/15/2022		300	294	Global Container Assets Ltd
OGX Austria GmbH				4.50%, 02/05/2030 (c),(h),(x)	414	412
0.00%, 06/01/2018 (b),(c)		600	2	Invitation Homes 2014-SFR1 Trust
0.00%, 04/01/2022 (b),(c)		1,100	—	1.67%, 06/17/2031 (c),(x)	505	502
Pertamina Persero PT				OneMain Financial Issuance Trust 2014-1
5.63%, 05/20/2043		5,000	4,950	2.43%, 06/18/2024 (c),(x)	240	241
Petrobras Global Finance BV				OneMain Financial Issuance Trust 2014-2
5.63%, 05/20/2043		2,900	2,315	2.47%, 09/18/2024 (c),(h)	350	350
Petroleos de Venezuela SA				3.02%, 09/18/2024 (c),(h),(x)	130	129
5.25%, 04/12/2017		5,000	2,256	5.31%, 09/18/2024 (c),(h),(x)	1,210	1,201
5.50%, 04/12/2037		1,100	344	Rise Ltd
6.00%, 11/15/2026		9,500	3,064	4.75%, 02/15/2039 (g),(h),(x)	469	472
Petroleos Mexicanos				Sierra Timeshare 2012-1 Receivables Funding
7.65%, 11/24/2021 (c),(x)	MXN	6,500	458	LLC
QEP Resources Inc				2.84%, 11/20/2028 (c)	39	39
5.25%, 05/01/2023		$750	734	Sierra Timeshare 2013-1 Receivables Funding
Reliance Industries Ltd				LLC
4.13%, 01/28/2025 (c)		2,400	2,428	1.59%, 11/20/2029 (c),(x)	179	179
Rosetta Resources Inc				Sierra Timeshare 2013-3 Receivables Funding
5.63%, 05/01/2021		40	38	LLC
5.88%, 06/01/2022		20	19	2.20%, 10/20/2030 (c),(x)	432	431
5.88%, 06/01/2024		70	66	Springleaf Funding Trust 2014-A
Sabine Oil & Gas Corp				2.41%, 12/15/2022 (c),(h),(x)	290	290
7.25%, 06/15/2019		300	100	TAL Advantage V LLC
Shell International Finance BV				3.55%, 11/20/2038(c),(x)	459	467
0.47%, 11/15/2016 (x)		455	456	US Residential Opportunity Fund Trust
SM Energy Co				3.72%, 01/27/2035 (c),(x)	400	400
5.00%, 01/15/2024		285	276	3.72%, 02/27/2035 (c),(x)	800	800
6.13%, 11/15/2022(c)		371	380	VOLT XXII LLC
6.63%, 02/15/2019		10	10	3.50%, 02/25/2055 (c),(h),(x)	2,550	2,547
Southwestern Energy Co				VOLT XXX LLC
4.95%, 01/23/2025		1,675	1,721	3.62%, 10/25/2057 (c),(x)	885	887
Ultra Petroleum Corp				VOLT XXXI LLC
6.13%, 10/01/2024 (c)		130	124	3.50%, 02/25/2055 (c),(x)	463	463
Whiting Petroleum Corp						$18,385
5.00%, 03/15/2019		90	89
5.75%, 03/15/2021		650	640	Pharmaceuticals - 0.13%
6.50%, 10/01/2018		745	758	BioScrip Inc
				8.88%, 02/15/2021 (c)	410	367
			$62,824	Johnson & Johnson
Oil & Gas Services - 0.07%				0.31%, 11/28/2016 (x)	430	430
Oceaneering International Inc				Merck & Co Inc
4.65%, 11/15/2024		1,690	1,690	0.38%, 02/10/2017 (x)	1,665	1,666
Western Refining Logistics LP / WNRL				Valeant Pharmaceuticals International
Finance Corp				5.50%, 03/01/2023 (c)	670	677
7.50%, 02/15/2023 (c)		395	405	6.38%, 10/15/2020 (c)	645	679
			$2,095			$3,819

Other Asset Backed Securities - 0.64%				Pipelines - 0.48%
AIM Aviation Finance Ltd				MarkWest Energy Partners LP / MarkWest
5.07%, 02/15/2040 (c),(h),(x)		1,484	1,504	Energy Finance Corp
American Homes 4 Rent 2014-SFR2 Trust				4.88%, 12/01/2024	3,005	3,088
5.15%, 10/17/2036 (c),(x)		100	106
6.23%, 10/17/2036 (c),(x)		695	729

See accompanying notes

85

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2015 (unaudited)

		Principal				Principal
	BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

	Pipelines (continued)				Sovereign (continued)
	Regency Energy Partners LP / Regency				Hellenic Republic Government International
	Energy Finance Corp				Bond
	5.75%, 09/01/2020		$735	$799	5.00%, 08/22/2016	JPY	225,000	$1,493
	Sabine Pass Liquefaction LLC				Iceland Government International Bond
	5.63%, 03/01/2025 (c),(r)		3,005	3,020	5.88%, 05/11/2022		$2,500	2,854
	Targa Resources Partners LP / Targa				Indonesia Government International Bond
	Resources Partners Finance Corp				4.13%, 01/15/2025 (c)		1,600	1,661
	4.13%, 11/15/2019 (c)		595	605	5.13%, 01/15/2045 (c)		1,400	1,491
	4.25%, 11/15/2023		35	35	Ivory Coast Government International Bond
	5.00%, 01/15/2018 (c)		1,630	1,695	6.38%, 03/03/2028 (c),(h),(r)		1,800	1,782
	5.25%, 05/01/2023		135	138	KazAgro National Management Holding JSC
	6.38%, 08/01/2022		210	222	3.26%, 05/22/2019	EUR	7,500	7,528
	Williams Partners LP				Mexican Bonos
	4.00%, 09/15/2025(r)		4,165	4,179	4.75%, 06/14/2018 (x)	MXN	94,000	6,310
				$13,781	6.50%, 06/10/2021 (x)		45,750	3,250
					Mexico Government International Bond
	Real Estate - 1.13%				1.63%, 03/06/2024 (r)	EUR	900	1,008
	Agile Property Holdings Ltd				3.00%, 03/06/2045 (r)		1,000	1,109
	8.88%, 04/28/2017		4,000	3,997	Morocco Government International Bond
	China Overseas Finance Cayman III Ltd				3.50%, 06/19/2024		8,000	9,445
	6.38%, 10/29/2043		7,000	7,581				$68,250
	Country Garden Holdings Co Ltd
	7.25%, 04/04/2021		5,500	5,390	Student Loan Asset Backed Securities - 0.03%
	Lai Sun International Finance 2012 Ltd				SoFi Professional Loan Program 2014-B
	5.70%, 01/18/2018		1,780	1,790	LLC
	MAF Global Securities Ltd				1.42%, 08/25/2032 (c),(x)		$121	122
	7.13%, 10/29/2049 (x)		10,000	10,825	SoFi Professional Loan Program 2015-A
	Realogy Group LLC / Realogy Co-Issuer				LLC
	Corp				1.42%, 03/25/2033 (c),(x)		800	800
	5.25%, 12/01/2021 (c)		675	675				$922
	Rialto Holdings LLC / Rialto Corp
	7.00%, 12/01/2018 (c)		2,198	2,242	Telecommunications - 1.26%
				$32,500	Altice SA
					7.75%, 05/15/2022 (c)		600	619
REITS	- 0.08%				AT&T Inc
	Host Hotels & Resorts LP				0.68%, 03/30/2017 (x)		1,525	1,521
	5.25%, 03/15/2022		265	292	Axtel SAB de CV
	iStar Financial Inc				9.00%, 01/31/2020 (x)		5,000	4,387
	4.00%, 11/01/2017		2,045	2,035	B Communications Ltd
				$2,327	7.38%, 02/15/2021 (c)		4,000	4,280
					Brasil Telecom SA
	Retail - 0.02%				9.75%, 09/15/2016 (c)	BRL	1,475	465
	Foot Locker Inc				Digicel Group Ltd
	8.50%, 01/15/2022		410	496	7.13%, 04/01/2022		$5,250	5,001
					Digicel Ltd
	Semiconductors - 0.06%				6.75%, 03/01/2023 (c),(r)		3,400	3,430
	KLA-Tencor Corp				MTN Mauritius Investments Ltd
	4.65%, 11/01/2024		1,757	1,855	4.76%, 11/11/2024		9,500	9,464
					Turk Telekomunikasyon AS
					4.88%, 06/19/2024		4,350	4,396
	Software - 0.09%				Vimpel Communications Via VIP Finance
	Open Text Corp				Ireland Ltd OJSC
	5.63%, 01/15/2023 (c)		970	999
					7.75%, 02/02/2021		3,000	2,705
	Oracle Corp							$36,268
	0.45%, 07/07/2017 (x)		1,075	1,076
	Rolta Americas LLC				Transportation - 0.02%
	8.88%, 07/24/2019 (c)		565	558	Canadian National Railway Co
				$2,633	0.46%, 11/06/2015 (x)		610	610

	Sovereign - 2.37%				TOTAL BONDS			$568,654
	1MDB Global Investments Ltd
	4.40%, 03/09/2023		12,000	10,648		Principal
	Bahrain Government International Bond				CONVERTIBLE BONDS - 2.79%	Amount (000's) Value (000's)
	6.00%, 09/19/2044 (c)		5,000	4,913	Airlines - 0.02%
	Brazil Notas do Tesouro Nacional Serie F				Lufthansa Malta Blues LP
	10.00%, 01/01/2025	BRL	13,812	4,264	0.75%, 04/05/2017	EUR	200	691
	Brazilian Government International Bond
	12.50%, 01/05/2016		250	88
	Cyprus Government International Bond				Automobile Manufacturers - 0.08%
	4.63%, 02/03/2020 (c)	EUR	1,500	1,633	Fiat Chrysler Automobiles NV
	4.75%, 06/25/2019		8,000	8,773	7.88%, 12/15/2016		$685	907
					Tesla Motors Inc
					1.50%, 06/01/2018		775	1,327
								$2,234

See accompanying notes

86

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2015 (unaudited)

	Principal				Principal
CONVERTIBLE BONDS (continued)	Amount (000's) Value (000's)			CONVERTIBLE BONDS (continued)	Amount (000's) Value (000's)

Automobile Parts & Equipment - 0.02%				Insurance - 0.07%
Meritor Inc				MGIC Investment Corp
7.88%, 03/01/2026		$325	$523	2.00%, 04/01/2020	$300	$425
				5.00%, 05/01/2017	400	443
				Radian Group Inc
Banks- 0.30%				2.25%, 03/01/2019 (a)	700	1,071
Bank of New York Mellon Luxembourg
SA/The						$1,939
0.00%, 12/15/2050 (b),(x)	EUR	12,000	8,585	Internet - 0.55%
				Equinix Inc
				4.75%, 06/15/2016 (a)	1,325	3,687
Biotechnology - 0.07%
Acorda Therapeutics Inc				LinkedIn Corp
				0.50%, 11/01/2019 (a),(c)	2,350	2,667
1.75%, 06/15/2021 (a)		$100	104
BioMarin Pharmaceutical Inc				MercadoLibre Inc
				2.25%, 07/01/2019 (c)	350	426
0.75%, 10/15/2018		83	110
1.50%, 10/15/2020		171	235	Priceline Group Inc/The
Emergent Biosolutions Inc				0.35%, 06/15/2020	538	632
				0.90%, 09/15/2021 (c)	1,515	1,476
2.88%, 01/15/2021		255	302
Gilead Sciences Inc				Twitter Inc
				0.25%, 09/15/2019 (c)	675	656
1.63%, 05/01/2016		160	727
Medicines Co/The				VeriSign Inc
2.50%, 01/15/2022(c)		425	459	3.25%, 08/15/2037	3,325	6,342
			$1,937			$15,886

Coal- 0.00%				Investment Companies - 0.01%
Alpha Natural Resources Inc				Ares Capital Corp
				5.75%, 02/01/2016 (a),(c)	50	52
4.88%, 12/15/2020		100	27
Peabody Energy Corp				Prospect Capital Corp
				4.75%, 04/15/2020 (a),(c),(x)	100	94
4.75%, 12/15/2041		125	58
			$85			$146

Computers - 0.07%				Iron & Steel - 0.02%
Brocade Communications Systems Inc				United States Steel Corp
1.38%, 01/01/2020 (c)		175	186	2.75%, 04/01/2019	450	540
SanDisk Corp
1.50%, 08/15/2017		1,200	1,940	Leisure Products & Services - 0.02%
			$2,126	Jarden Corp
				1.13%, 03/15/2034 (c)	460	556
Diversified Financial Services - 0.01%
Element Financial Corp
5.13%, 06/30/2019 (c)	CAD	325	304	Lodging - 0.04%
				MGM Resorts International

Electric - 0.02%				4.25%, 04/15/2015	1,050	1,237
NRG Yield Inc
3.50%, 02/01/2019 (c)		$550	650	Mining - 0.00%
				Stillwater Mining Co
				1.75%, 10/15/2032 (a)	100	123
Electrical Components & Equipment - 0.02%
General Cable Corp
4.50%, 11/15/2029 (a),(x)		75	52	Miscellaneous Manufacturing - 0.01%
SunPower Corp				Trinity Industries Inc
4.50%, 03/15/2015		400	526	3.88%, 06/01/2036	275	410
			$578

Electronics - 0.01%				Oil & Gas - 0.01%
Vishay Intertechnology Inc				Chesapeake Energy Corp
2.25%, 11/15/2040 (c)		275	303	2.50%, 05/15/2037	225	218
				2.75%, 11/15/2035	65	65

Healthcare - Products - 0.02%						$283
Hologic Inc				Pharmaceuticals - 0.06%
2.00%, 12/15/2037		325	472	Herbalife Ltd
				2.00%, 08/15/2019	900	677
				Mylan NV
Healthcare - Services - 0.20%				3.75%, 09/15/2015	275	1,181
Anthem Inc
2.75%, 10/15/2042		2,940	5,779			$1,858
				REITS- 0.16%
Home Builders - 0.01%				American Realty Capital Properties Inc
Lennar Corp				3.00%, 08/01/2018	100	95
3.25%, 11/15/2021 (c)		175	378	3.75%, 12/15/2020	725	683
				Annaly Capital Management Inc
				5.00%, 05/15/2015 (a)	350	351
				Health Care REIT Inc
				3.00%, 12/01/2029	825	1,258

See accompanying notes

87

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2015 (unaudited)

	Principal		SENIOR FLOATING RATE INTERESTS	Principal
CONVERTIBLE BONDS (continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

REITS (continued)			Building Materials - 0.08%
Spirit Realty Capital Inc			Continental Building Products Operating Co
2.88%, 05/15/2019	$100	$100	LLC, Term Loan B
3.75%, 05/15/2021	350	349	4.00%, 08/28/2020 (x)	$517	$508
Starwood Property Trust Inc			Quikrete Holdings Inc, Term Loan B
3.75%, 10/15/2017	325	339	4.00%, 09/18/2020 (x)	1,875	1,867
4.55%, 03/01/2018	1,175	1,288			$2,375

		$4,463	Chemicals - 0.02%
Semiconductors - 0.73%			Axalta Coating Systems US Holdings Inc,
Intel Corp			Term Loan
3.25%, 08/01/2039 (a)	3,051	5,040	3.75%, 02/01/2020 (x)	231	230
Microchip Technology Inc			Emerald Performance Materials LLC, Term
2.13%, 12/15/2037	600	1,227	Loan
Micron Technology Inc			4.50%, 07/23/2021 (x)	269	268
2.13%, 02/15/2033	200	561	MacDermid Inc, Term Loan B
3.13%, 05/01/2032	300	946	4.50%, 06/05/2020 (x)	153	153
Novellus Systems Inc					$651
2.63%, 05/15/2041	3,848	9,153
NXP Semiconductors NV			Commercial Services - 0.16%
1.00%, 12/01/2019 (c)	275	301	Brickman Group Ltd LLC/The, Term Loan B
			4.00%, 12/18/2020 (x)	153	152
Rovi Corp
0.50%, 03/01/2020 (c),(h),(r)	960	960	Creative Artists Agency LLC, Term Loan B
			5.50%, 12/10/2021 (x)	573	576
SunEdison Inc
0.25%, 01/15/2020 (a),(c)	125	127	Garda World Security Corp, Delay-Draw
2.00%, 10/01/2018	500	807	Term Loan B-DD
			4.00%, 11/06/2020 (x)	40	39
2.75%, 01/01/2021	1,100	1,813
		$20,935	Garda World Security Corp, Term Loan B
			4.00%, 11/06/2020 (x)	155	153
Software - 0.08%			iQor US Inc, Term Loan B
Electronic Arts Inc			6.00%, 02/19/2021 (x)	594	564
0.75%, 07/15/2016	875	1,577	Midas Intermediate Holdco II LLC, Delay-
Nuance Communications Inc			Draw Term Loan DD
2.75%, 11/01/2031	590	582	4.76%, 09/17/2021 (x)	17	18
		$2,159	Midas Intermediate Holdco II LLC, Term
			Loan B
Telecommunications - 0.16%			4.75%, 09/17/2021 (x)	154	155
Ciena Corp			Millennium Laboratories LLC, Term Loan B
3.75%, 10/15/2018(c)	270	342
			5.25%, 04/15/2021 (x)	489	491
Finisar Corp			Sedgwick Claims Management Services Inc,
0.50%, 12/15/2033	205	203	Term Loan
JDS Uniphase Corp			3.75%, 02/11/2021 (x)	462	455
0.63%, 08/15/2033	610	640	ServiceMaster Co LLC/The, Term Loan B
Palo Alto Networks Inc			4.25%, 06/25/2021 (x)	2,086	2,086
0.00%, 07/01/2019 (a),(b),(c)	2,370	3,339
					$4,689
		$4,524
			Computers - 0.01%
Transportation - 0.02%			Oberthur Technologies of America Corp,
Scorpio Tankers Inc			Term Loan B2
2.38%, 07/01/2019 (a),(c)	200	195
			4.50%, 10/09/2019 (x)	139	136
UTi Worldwide Inc
4.50%, 03/01/2019 (c)	400	453
		$648	Distribution & Wholesale - 0.05%
TOTAL CONVERTIBLE BONDS		$80,352	American Builders & Contractors Supply Co
SENIOR FLOATING RATE INTERESTS - Principal			Inc, Term Loan B
			3.50%, 04/05/2020 (x)	572	569
2.11%	Amount (000's) Value (000's)
			American Tire Distributors Inc, Term Loan
Aerospace & Defense - 0.07%			5.75%, 06/19/2018 (x)	119	120
B/E Aerospace Inc, Term Loan			HD Supply Inc, Term Loan B
4.00%, 11/19/2021 (x)	$650	$651	4.00%, 06/28/2018 (x)	758	756
TransDigm Inc, Term Loan C			Spin Holdco Inc, Term Loan B
3.75%, 02/28/2020 (x)	768	764	4.25%, 11/08/2019 (x)	89	88
TransDigm Inc, Term Loan D					$1,533
3.75%, 05/21/2021 (x)	573	571
		$1,986	Diversified Financial Services - 0.03%
			American Beacon Advisors Inc, Term Loan
Agriculture - 0.01%			B
Pinnacle Operating Corp, Term Loan B			4.75%, 11/20/2019 (x)	238	238
4.75%, 11/14/2018 (x)	166	166	Aptean Holdings Inc, Term Loan B
			5.25%, 02/21/2020 (x)	447	430
Automobile Parts & Equipment - 0.05%			Duff & Phelps Corp, Term Loan B
			4.50%, 03/12/2020(x)	177	176
Visteon Corp, Delay-Draw Term Loan B-DD
3.50%, 04/09/2021 (x)	1,530	1,513			$844

See accompanying notes

88

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2015 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

Electric - 0.03%			Investment Companies - 0.01%
Calpine Construction Finance Co LP, Term			Grosvenor Capital Management Holdings
Loan B1			LLLP, Term Loan B
3.00%, 04/24/2020 (x)	$261	$257	3.75%, 11/25/2020 (x)	$165	$163
Calpine Corp, Term Loan B3
4.00%, 09/27/2019 (x)	672	671
			Leisure Products & Services - 0.01%
		$928	Performance Sports Group Ltd, Term Loan B
Electrical Components & Equipment - 0.11%			4.00%, 04/02/2021 (x)	101	100
Generac Power Systems Inc, Term Loan B			SRAM LLC, Term Loan B
3.25%, 06/22/2018 (x)	3,170	3,145	4.01%, 06/07/2018 (x)	307	305
					$405

Food- 0.04%			Lodging - 0.07%
Big Heart Pet Brands, Term Loan B			Hilton Worldwide Finance LLC, Term Loan
3.50%, 02/21/2020 (x)	779	777	B
Reddy Ice Corp, Term Loan			3.50%, 09/23/2020 (x)	1,087	1,086
6.75%, 05/01/2019 (x)	109	95	La Quinta Intermediate Holdings LLC, Term
Sprouts Farmers Markets Holdings LLC, Term			Loan B
Loan			4.00%, 02/19/2021 (x)	940	939
4.00%, 04/12/2020 (x)	119	118			$2,025

		$990	Machinery - Diversified - 0.03%
Food Service - 0.07%			Mirror BidCo Corp, Term Loan B
Aramark Services Inc, Term Loan F			4.25%, 12/28/2019 (x)	77	76
3.25%, 02/21/2021 (x)	2,011	2,001	Zebra Technologies Corp, Term Loan B
Brasa Inc, Term Loan			4.75%, 09/30/2021 (x)	630	636
11.00%, 01/18/2020 (x)	46	47			$712

		$2,048	Media- 0.11%
Healthcare - Products - 0.07%			CCO Safari LLC, Term Loan G
Mallinckrodt International Finance SA, Term			4.25%, 08/12/2021 (x)	214	216
Loan B			Springer Science+Business Media GmbH,
3.25%, 03/05/2021 (x)	1,901	1,889	Term Loan B3
Ortho-Clinical Diagnostics Inc, Term Loan B			4.75%, 08/14/2020 (x)	385	383
4.75%, 06/30/2021 (x)	234	231	Time Inc, Delay-Draw Term Loan B-DD
		$2,120	4.25%, 04/21/2021 (x)	289	288
			Tribune Media Co, Term Loan B
Healthcare - Services - 0.07%			4.00%, 11/20/2020 (x)	360	359
Amsurg Corp, Term Loan B			Virgin Media Investment Holdings Ltd, Term
3.75%, 07/08/2021 (x)	812	812
			Loan B
DaVita HealthCare Partners Inc, Term Loan			3.50%, 02/15/2020 (x)	2,005	1,999
B					$3,245
3.50%, 06/24/2021 (x)	1,202	1,203
		$2,015	Metal Fabrication & Hardware - 0.01%
			Crosby US Acquisition Corp, Term Loan
Home Furnishings - 0.01%			3.75%, 11/06/2020 (x)	312	287
Tempur Sealy International Inc, Term Loan			Doncasters US Finance LLC, Term Loan B
B			4.50%, 04/05/2020 (x)	96	96
3.50%, 12/31/2019 (x)	297	297
					$383

			Miscellaneous Manufacturing - 0.01%
Housewares - 0.03%			Gates Global LLC, Term Loan
Libbey Glass Inc, Term Loan B			4.25%, 06/11/2021 (x)	272	270
3.75%, 04/09/2021 (x)	367	364
Wilsonart International Holding LLC, Term
Loan B			Oil & Gas - 0.02%
4.00%, 10/24/2019 (x)	363	360	Power Buyer LLC, Delay-Draw Term Loan
		$724	DD
			4.26%, 05/06/2020 (x)	29	29
Insurance - 0.05%			Power Buyer LLC, Term Loan
Asurion LLC, Term Loan B1			4.25%, 05/06/2020 (x)	528	520
5.00%, 05/24/2019 (x)	730	731
Asurion LLC, Term Loan B2					$549
4.25%, 06/19/2020 (x)	118	118	Oil & Gas Services - 0.03%
HUB International Ltd, Term Loan B			Targa Resources Corp, Term Loan
4.25%, 09/17/2020 (x)	506	500	0.00%, 02/12/2022 (x),(z)	698	694
		$1,349

Internet - 0.04%			Packaging & Containers - 0.04%
Zayo Group LLC, Term Loan B			Ardagh Holdings USA Inc, Delay-Draw Term
4.00%, 06/15/2019 (x)	1,086	1,084	Loan B-DD
			4.00%, 12/17/2019 (x)	1,037	1,033
			FPC Holdings Inc, Term Loan
			5.25%, 11/15/2019 (x)	124	123
					$1,156

See accompanying notes

89

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2015 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

Pharmaceuticals - 0.17%			Software (continued)
Amneal Pharmaceuticals LLC, Term Loan B			Renaissance Learning Inc, Term Loan
5.00%, 10/31/2019 (x)	$306	$307	4.50%, 04/02/2021 (x)	$271		$266
Grifols Worldwide Operations USA Inc, Term			Vertafore Inc, Term Loan
Loan B			4.25%, 11/03/2019 (x)	747		746
3.17%, 03/05/2021 (x)	1,239	1,236				$4,379
JLL/Delta Dutch Newco BV, Term Loan B
4.25%, 01/22/2021 (x)	234	232	Telecommunications - 0.12%
Quintiles Transnational Corp, Term Loan B3			Altice Financing SA, Term Loan B
			0.00%, 01/28/2022 (x),(z)	631		633
3.75%, 06/08/2018 (x)	1,330	1,330
Valeant Pharmaceuticals International Inc,			Level 3 Financing Inc, Term Loan B
			4.50%, 01/31/2022 (x)	429		431
Term Loan BE
3.50%, 06/26/2020 (x)	1,870	1,865	LTS Buyer LLC, Term Loan B
			4.00%, 04/01/2020 (x)	302		299
		$4,970	Sable International Finance Ltd, Term Loan
Pipelines - 0.08%			5.50%, 11/25/2016 (x)	844		846
Energy Transfer Equity LP, Term Loan			SBA Senior Finance II LLC, Term Loan B
3.25%, 11/15/2019 (x)	2,165	2,103	3.25%, 03/24/2021 (x)	1,259		1,250
Southcross Energy Partners LP, Term Loan B						$3,459
0.00%, 07/29/2021 (x),(z)	295	287
		$2,390	Transportation - 0.00%
			OSG Bulk Ships Inc, Term Loan B-EXIT
Private Equity - 0.00%			5.25%, 07/22/2019 (x)	89		89
HarbourVest Partners LLC, Term Loan
3.25%, 02/04/2021 (x)	83	82
			Trucking & Leasing - 0.02%
			AWAS Aviation Capital Ltd, Term Loan
Real Estate - 0.07%			3.50%, 06/26/2018 (x)	159		158
Realogy Group LLC, Term Loan B			IBC Capital Ltd, Term Loan
3.75%, 03/05/2020 (x)	1,893	1,890	4.75%, 08/05/2021 (x)	430		431
						$589
Retail - 0.11%			TOTAL SENIOR FLOATING RATE INTERESTS			$60,687
Dollar Tree Inc, Term Loan			U.S. GOVERNMENT & GOVERNMENT	Principal
0.00%, 02/06/2022 (x),(z)	940	947	AGENCY OBLIGATIONS - 4.52%	Amount (000's)	Value	(000	's)
General Nutrition Centers Inc, Term Loan B			U.S. Treasury - 0.49%
3.25%, 03/02/2018 (x)	960	941	0.13%, 04/30/2015	$8,300		$8,300
Hillman Group Inc/The, Term Loan B			0.25%, 09/30/2015 (aa)	5,200		5,204
4.50%, 06/30/2021 (x)	54	53	1.50%, 06/30/2016	600		608
Neiman Marcus Group LTD LLC, Term						$14,112
Loan
0.00%, 10/25/2020 (x),(z)	1,050	1,041	U.S. Treasury Bill - 4.03%
Talbots Inc/The, Term Loan B			0.00%, 03/05/2015 (y),(bb)	25,000		25,000
4.75%, 03/13/2020 (x)	293	283	0.00%, 04/16/2015 (bb)	30,000		29,999
		$3,265	0.01%, 03/26/2015 (y),(bb)	60,000		59,999
			0.07%, 08/20/2015 (aa),(bb)	1,100		1,100
Semiconductors - 0.05%						$116,098
Entegris Inc, Term Loan B			TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
3.50%, 03/25/2021 (x)	173	171
			OBLIGATIONS			$130,210
Microsemi Corp, Term Loan B2				Maturity
3.50%, 02/19/2020 (x)	103	103
			REPURCHASE AGREEMENTS - 3.27%	Amount (000's)	Value	(000	's)
NXP BV, Term Loan D
3.25%, 01/10/2020 (x)	1,000	993	Banks- 3.27%
Vat Holdings AG, Term Loan			Barclays Bank PLC Repurchase Agreement on $	4,804		$4,808
4.75%, 01/28/2021 (x)	113	112	securities sold short; (0.52)% dated
		$1,379	08/11/2014 (collateralized by Portugal
			Obrigacoes do Tesouro OT; $5,172,027;
Software - 0.15%			4.45%; dated 06/15/18) (cc)
BMC Foreign Holding Co, Term Loan B			Barclays Bank PLC Repurchase Agreement on	4,937		4,939
5.00%, 08/07/2020 (x)	197	188
			securities sold short; (0.52)% dated
BMC Software Finance Inc, Term Loan B			12/12/2014 (collateralized by Portugal
5.00%, 08/07/2020 (x)	1,329	1,270
			Obrigacoes do Tesouro OT; $5,172,027;
Dealertrack Technologies Inc, Term Loan B			4.45%; dated 06/15/18) (cc)
3.25%, 02/26/2021 (x)	139	139
			Barclays Bank PLC Repurchase Agreement on	4,914		4,920
Evergreen Skills Lux Sarl, Term Loan			securities sold short; (0.52)% dated
3.75%, 04/08/2021 (x)	286	284
			09/11/2014 (collateralized by Portugal
IMS Health Inc, Term Loan B			Obrigacoes do Tesouro OT; $5,172,027;
3.50%, 03/05/2021 (x)	149	148	4.45%; dated 06/15/18) (cc)
Infor US Inc, Term Loan B5			Barclays Bank PLC Repurchase Agreement on	5,227		5,227
3.75%, 06/03/2020 (x)	544	539
			securities sold short; (0.25)% dated
MA FinanceCo LLC, Term Loan B			02/11/2015 (collateralized by Banco
5.25%, 10/07/2021 (x)	686	677
			Nacional de Desenvolvimento Economico
Nuance Communications Inc, Term Loan C			e Social; $5,209,688; 5.75%; dated
2.93%, 03/31/2016 (x)	123	122	09/26/23)(cc)

See accompanying notes

90

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2015 (unaudited)

REPURCHASE AGREEMENTS	Maturity		REPURCHASE AGREEMENTS		Maturity
(continued)	Amount (000's) Value (000's)		(continued)		Amount (000's) Value (000's)

Banks (continued)			Banks (continued)
Barclays Bank PLC Repurchase Agreement on $	4,622	$4,624	Barclays Bank PLC Repurchase Agreement on $		3,080	$3,082
securities sold short; (0.40)% dated				securities sold short; (1.00)% dated
01/21/2015 (collateralized by Banco do				01/31/2014 (collateralized by Bangkok
Brasil SA/Cayman; $4,587,309; 3.88%;				Bank PCL/Hong Kong; $3,350,072;
dated 10/10/22)(cc)				4.80%; dated 10/18/20) (cc)
Barclays Bank PLC Repurchase Agreement on	3,970	3,987	Barclays Bank PLC Repurchase Agreement on		4,648	4,654
securities sold short; (1.30)% dated				securities sold short; (1.10)% dated
03/25/2014 (collateralized by VTB Bank				01/16/2015 (collateralized by Ivory Coast
OJSC Via VTB Capital SA; $4,115,708;				Government International Bond;
6.47%; dated 03/04/15) (cc)				$4,804,514; 5.75%; dated 12/31/32)(cc)
Barclays Bank PLC Repurchase Agreement on	5,461	5,470	Barclays Bank PLC Repurchase Agreement on		2,173	2,189
securities sold short; (0.45)% dated				securities sold short; (1.25)% dated
10/08/2014 (collateralized by South Africa				08/12/2014 (collateralized by Bangkok
Government International Bond;				Bank PCL/Hong Kong; $2,233,381;
$5,893,003; 5.88%; dated 09/16/25)(cc)				4.80%; dated 10/18/20) (cc)
Barclays Bank PLC Repurchase Agreement on	5,807	5,808	Barclays Bank PLC Repurchase Agreement on		4,614	4,629
securities sold short; (0.45)% dated				securities sold short; (2.75)% dated
02/04/2015 (collateralized by South Africa				11/25/2014 (collateralized by Portugal
Government International Bond;				Telecom International Finance BV;
$5,893,003; 5.88%; dated 09/16/25)(cc)				$4,655,212; 4.63%; dated 05/08/20)(cc)
Barclays Bank PLC Repurchase Agreement on	3,430	3,443	Barclays Bank PLC Repurchase Agreement on		928	944
securities sold short; (0.50)% dated				securities sold short; (2.75)% dated
05/29/2014 (collateralized by Republic of				03/17/2014 (collateralized by KWG
Serbia; $3,601,769; 7.25%; dated				Property Holding Ltd; $968,250; 8.63%;
09/28/21)(cc)				dated 02/05/20)(cc)
Barclays Bank PLC Repurchase Agreement on	3,931	3,944	Barclays Bank PLC Repurchase Agreement on		3,818	3,842
securities sold short; (0.50)% dated				securities sold short; (2.00)% dated
07/15/2014 (collateralized by Saudi				11/05/2014 (collateralized by Petroleos de
Electricity Global Sukuk Co 2; $4,174,410;				Venezuela SA; $2,683,750; 12.75%; dated
3.47%; dated 04/08/23) (cc)				02/17/22)(cc)
Barclays Bank PLC Repurchase Agreement on	5,552	5,555				$94,055
securities sold short; (0.50)% dated			TOTAL REPURCHASE AGREEMENTS			$94,055
01/13/2015 (collateralized by Bahrain			TOTAL PURCHASED OPTIONS - 0.22%			$6,243
Government International Bond;			TOTAL PURCHASED INTEREST RATE SWAPTIONS -
$5,692,569; 6.13%; dated 08/01/23)(cc)			0.03%			$719
Barclays Bank PLC Repurchase Agreement on	3,403	3,405	Total Investments			$3,005,504
securities sold short; (0.50)% dated			Liabilities in Excess of Other Assets, Net - (4.42)%			$(127,138)
01/26/2015 (collateralized by Bahrain			TOTAL NET ASSETS - 100.00%			$2,878,366
Government International Bond;
$3,415,542; 6.13%; dated 08/01/23)(cc)
Barclays Bank PLC Repurchase Agreement on	5,510	5,512	(a)	Security or a portion of the security was pledged as collateral for short
securities sold short; (0.50)% dated				sales. At the end of the period, the value of these securities totaled
02/10/2015 (collateralized by Bahrain				$183,512 or 6.38% of net assets.
Government International Bond;			(b)	Non-Income Producing Security
$5,692,569; 6.13%; dated 08/01/23)(cc)			(c)	Security exempt from registration under Rule 144A of the Securities Act
Barclays Bank PLC Repurchase Agreement on	1,296	1,296		1933. These securities may be resold in transactions exempt from
securities sold short; (0.55)% dated				registration, normally to qualified institutional buyers. At the end of the
01/21/2015 (collateralized by Petronas				period, the value of these securities totaled $200,661 or 6.97% of net
Capital Ltd; $1,308,965; 7.88%; dated				assets.
05/22/22)(cc)			(d)	Restricted Security. At the end of the period, the value of this security
Barclays Bank PLC Repurchase Agreement on	3,292	3,298		totaled $26 or 0.00% of the net assets.	The security was purchased
securities sold short; (0.60)% dated				February 25, 2015 at a total cost of $23.
10/31/2014 (collateralized by Petronas			(e)	Security or a portion of the security was pledged to cover margin
Capital Ltd; $3,272,412; 7.88%; dated				requirements for options contracts. At the end of the period, the value of
05/22/22)(cc)				these securities totaled $22,541 or 0.78% of net assets.
Barclays Bank PLC Repurchase Agreement on	1,177	1,178	(f)	Restricted Security. At the end of the period, the value of this security
securities sold short; (1.25)% dated				totaled $97 or 0.00% of net assets. The security was purchased on April
12/12/2014 (collateralized by Vale SA;				15, 2014 at a cost of $48.
$1,236,333; 3.75%; dated 01/10/23)(cc)			(g)	Security is Illiquid
Barclays Bank PLC Repurchase Agreement on	4,899	4,909	(h)	Fair value of these investments is determined in good faith by the Manager
securities sold short; (1.25)% dated				under procedures established and periodically reviewed by the Board of
11/19/2014 (collateralized by Vale SA;				Directors. At the end of the period, the fair value of these securities totaled
$4,945,332; 3.75%; dated 01/10/23)(cc)				$22,248 or 0.77% of net assets.
Barclays Bank PLC Repurchase Agreement on	2,382	2,392	(i)	Restricted Security. At the end of the period, the value of this security
securities sold short; (0.75)% dated				totaled $16 or 0.00% of the net assets.	The security was purchased
08/15/2014 (collateralized by Sinochem				December 8, 2014 at a total cost of $16.
Overseas Capital Co Ltd; $2,543,768;			(j)	Restricted Security. At the end of the period, the value of this security
6.30%; dated 11/12/40) (cc)				totaled $45 or 0.00% of net assets. The security was purchased December
11, 2014 - January 15, 2015 at a total cost of $35.
			(k)	Restricted Security. At the end of the period, the value of this security totaled $52 or 0.00% of net assets. The security was purchased on
December 4, 2014 at a cost of $52.

See accompanying notes

91

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2015 (unaudited)

(l)	Restricted Security. At the end of the period, the value of this security	Portfolio Summary (unaudited)
	totaled $52 or 0.00% of net assets. The security was purchased on January	Sector	Percent
	28, 2014 at a cost of $51.	Exchange Traded Funds	23.99%
(m)	Restricted Security. At the end of the period, the value of this security	Financial	15.93%
	totaled $124 or 0.00% of the net assets. The security was purchased	Consumer, Non-cyclical	14.66%
	February 5, 2014 at a cost of $55.	Industrial	8.11%
(n)	Restricted Security. At the end of the period, the value of this security	Communications	7.63%
	totaled $136 or 0.01% of net assets. The security was purchased on April	Government	6.89%
	16, 2014 at a cost of $131.	Consumer, Cyclical	6.49%
(o)	Restricted Security. At the end of the period, the value of this security	Energy	5.22%
	totaled $146 or 0.01% of net assets. The security was purchased August	Technology	5.04%
	26, 2014 at a cost of $111.	Basic Materials	3.90%
(p)	Restricted Security. At the end of the period, the value of this security	Utilities	2.74%
	totaled $506 or 0.02% of net assets. The security was purchased on June	Asset Backed Securities	1.85%
	5, 2014 at a cost of $236.	Mortgage Securities	1.36%
(q)	Restricted Security. At the end of the period, the value of this security	Diversified	0.36%
	totaled $156 or 0.01% of net assets. The security was purchased on	Purchased Options	0.22%
	January 15, 2015 at a cost of $156.	Purchased Interest Rate Swaptions	0.03%
(r)	Security purchased on a when-issued basis.	Investments Sold Short	(16.60)%
(s)	Restricted Security. At the end of the period, the value of this security	Other Assets in Excess of Liabilities, Net	12.18%
	totaled $155 or 0.01% of net assets. The security was purchased on	TOTAL NET ASSETS	100.00%
	November 20, 2014 at a cost of $170.
(t)	Restricted Security. At the end of the period, the value of this security
	totaled $97 or 0.00% of the net assets. The security was purchased
	December 15, 2014 at a total cost of $97.
(u)	Restricted Security. At the end of the period, the value of this security
	totaled $81 or 0.00% of net assets. The security was purchased on
	December 8, 2014 at a cost of $81.
(v)	Restricted Security. At the end of the period, the value of this security
	totaled $64 or 0.00% of the net assets. The security was purchased
	December 8, 2014 at a total cost of $64.
(w)	Restricted Security. At the end of the period, the value of this security
	totaled $62 or 0.00% of net assets. The security was purchased August 25,
	2014 at a cost of $48.
(x)	Variable Rate. Rate shown is in effect at February 28, 2015.
(y)	Security or portion of the security was pledged as collateral for reverse
	repurchase agreements. At the end of the period, the value of these
	securities totaled $94,086 or 3.27% of net assets.
(z)	This Senior Floating Rate Note will settle after February 28, 2015, at
	which time the interest rate will be determined.
(aa)	Security or a portion of the security was pledged to cover margin
	requirements for futures contracts. At the end of the period, the value of
	these securities totaled $1,400 or 0.05% of net assets.
(bb)	Rate shown is the discount rate of the original purchase.
(cc)	Although the maturity date of the repurchase agreement is open-ended
	through the maturity date of the collateral, the Fund has a right to
	terminate the repurchase agreement and demand repayment from the
	counterparty at any time with two days' notice. During periods of high
	demand for the collateral security, the fund may also pay the counterparty
	a fee.

Credit Default Swaps

Buy Protection
		(Pay)/			Upfront		Unrealized
		Receive	Expiration	Notional	Premiums		Appreciation/		Fair Value
Counterparty (Issuer)	Reference Entity	Fixed Rate	Date	Amount	Paid/(Received)		(Depreciation)		Asset Liability
Barclays Bank PLC	Emirate of Dubai Government	(5.00)%	03/20/2020	$5,000	$(631	) $	(49	) $	— $	(680)
	International Bonds
Barclays Bank PLC	Emirate of Dubai Government	(5.00)%	03/20/2020	5,000	(631)		(49)		—	(680)
	International Bonds
Citigroup Inc	Brazilian Government International	(1.00)%	12/20/2019	800	22		26		48	—
	Bond
Citigroup Inc	Colombia Government International	(1.00)%	03/20/2020	10,000	306		(152)		154	—
	Bond
Citigroup Inc	ITRAXX.ASIA	(1.00)%	06/20/2019	2,500	7		(31)		—	(24)

See accompanying notes

92

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2015 (unaudited)

Credit Default Swaps (continued)

Buy Protection (continued)
Counterparty (Issuer)	Reference Entity	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
									Fair Value
									Asset	Liability
Citigroup Inc	Russian Agricultural Bank OJSC		(1.00)%	03/20/2019	$5,000	$312	$829		$1,141	$—
	Via RSHB Capital SA
Citigroup Inc	Turkey Government International		(1.00)%	03/20/2020	10,000	393	83		476	—
	Bond
Goldman Sachs & Co	Penerbangan Malaysia Bhd		(1.00)%	03/20/2020	10,000	118	(46)		72	—
HSBC Securities Inc	Colombia Government International		(1.00)%	03/20/2020	10,000	212	(58)		154	—
	Bond
HSBC Securities Inc	ITRAXX.ASIA		(1.00)%	06/20/2019	5,000	11	(59)		—	(48)
HSBC Securities Inc	Mexico Government International		(1.00)%	03/20/2020	5,000	41	(38)		3	—
	Bond
HSBC Securities Inc	Penerbangan Malaysia Bhd		(1.00)%	03/20/2020	10,000	168	(96)		72	—
HSBC Securities Inc	Petrobras Global Finance BV		(1.00)%	03/20/2020	5,000	1,057	(39)		1,018	—
HSBC Securities Inc	Petroleos Mexicanos		(1.00)%	03/20/2020	10,000	533	(159)		374	—
HSBC Securities Inc	Turkey Government International		(1.00)%	03/20/2020	10,000	389	87		476	—
	Bond
JP Morgan Chase	Abu Dhabi Government		(1.00)%	03/20/2020	15,000	(186)	(46)		—	(232)
	International Bond
JP Morgan Chase	Brazilian Government International		(1.00)%	03/20/2020	5,000	311	13		324	—
	Bond
JP Morgan Chase	Indonesia Government International		(1.00)%	03/20/2020	10,000	284	(128)		156	—
	Bond
JP Morgan Chase	Mexico Government International		(1.00)%	03/20/2020	10,000	33	(27)		6	—
	Bond
JP Morgan Chase	South Africa Government		(1.00)%	03/20/2020	10,000	479	(48)		431	—
	International Bond
Merrill Lynch	Brazilian Government International		(1.00)%	12/20/2019	520	14	17		31	—
	Bond
Merrill Lynch	Brazilian Government International		(1.00)%	12/20/2019	395	13	11		24	—
	Bond
Merrill Lynch	Brazilian Government International		(1.00)%	12/20/2019	1,185	37	34		71	—
	Bond
Total						$3,292	$75		$5,031	$ (1,664)

Sell Protection
Counterparty (Issuer)	Reference Entity	Implied Credit Spread as of February 28, 2015 (c)	(Pay)/ Receive Fixed Rate	Expiration Date	Notional Amount (a)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)

									Fair Value (b)
									Asset	Liability
Citigroup Inc	Transocean Inc	6.80%	1.00%	12/20/2019	$1,125	$(135)	$(116)	$	— $	(251)
Citigroup Inc	Transocean Inc	6.80%	1.00%	12/20/2019	1,525	(251)	(89)		—	(340)
Deutsche Bank AG	Transocean Inc	6.80%	1.00%	12/20/2019	600	(79)	(55)		—	(134)
Goldman Sachs & Co	Republic of	2.74%	1.00%	12/20/2019	5,000	(145)	(238)		—	(383)
	Kazakhstan
Morgan Stanley & Co	Transocean Inc	6.80%	1.00%	12/20/2019	460	(79)	(23)		—	(102)
Total						$(689)	$(521)	$	— $	(1,210)

Amounts in thousands
Exchange Cleared Credit Default Swaps

Sell Protection
	Reference Entity	Implied Credit Spread as of February 28, 2015 (c)	(Pay)/ Receive Fixed Rate	Expiration Date	Notional Amount (a)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)		Fair Value (b)
	CDX.23.HY	N/A	5.00%	12/20/2019	$4,158	$277	$39	$		316
	CDX.NA.HY.23	N/A	5.00%	12/20/2019	7,524	427	145			572
	CDX.NA.HY.23	N/A	5.00%	12/20/2019	2,426	145	39			184
	CDX.NA.HY.23	N/A	5.00%	12/20/2019	8,291	486	144			630
	CDX.NA.HY.23	N/A	5.00%	12/20/2019	2,426	147	37			184
Total						$1,482	$404	$		1,886

Amounts in thousands

(a) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs as defined under the terms of that particular swap agreement is $33,535.

See accompanying notes

93

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2015 (unaudited)

Credit Default Swaps and Exchange Cleared Credit Default Swaps (continued)

(b) The market price and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(c) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Foreign Currency Contracts

						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Accept		In Exchange For	Fair Value	Asset	Liability
Bank of America NA	03/20/2015	AUD	24,295,000	$19,198	$18,960	$57	$(295)
Bank of America NA	03/20/2015	CAD	62,709,000	50,235	50,156	106	(185)
Bank of America NA	03/20/2015	CHF	16,134,000	16,856	16,941	486	(401)
Bank of America NA	03/20/2015	EUR	86,148,000	98,057	96,417	—	(1,640)
Bank of America NA	03/20/2015	GBP	28,983,000	44,486	44,736	376	(126)
Bank of America NA	03/20/2015	JPY	5,313,459,000	44,924	44,432	20	(512)
Bank of America NA	03/20/2015	MXN	30,913,000	2,084	2,068	2	(18)
Bank of America NA	03/20/2015	NZD	31,674,000	23,457	23,909	491	(39)
Bank of New York Mellon	03/27/2015	EUR	965,122	1,097	1,080	—	(17)
Bank of New York Mellon	12/30/2015	EUR	131,550	162	148	—	(14)
Barclays Bank PLC	03/18/2015	JPY	3,266,000	27	27	—	—
Credit Suisse	03/02/2015	EUR	540,000	610	604	—	(6)
Credit Suisse	03/17/2015	GBP	425,000	658	656	—	(2)
Credit Suisse	03/18/2015	AUD	30,616,000	24,878	23,897	19	(1,000)
Credit Suisse	03/18/2015	BRL	27,431,001	10,272	9,615	—	(657)
Credit Suisse	03/18/2015	CAD	13,578,236	11,563	10,860	—	(703)
Credit Suisse	03/18/2015	CHF	7,145,323	7,647	7,501	44	(190)
Credit Suisse	03/18/2015	CLP	10,000,000	16	16	—	—
Credit Suisse	03/18/2015	COP	300,000,000	128	120	—	(8)
Credit Suisse	03/18/2015	CZK	76,000,000	3,186	3,090	—	(96)
Credit Suisse	03/18/2015	DKK	445,000	68	67	—	(1)
Credit Suisse	03/18/2015	EUR	23,192,802	27,672	25,957	—	(1,715)
Credit Suisse	03/18/2015	GBP	10,807,000	16,575	16,681	182	(76)
Credit Suisse	03/18/2015	HUF	1,114,999,998	4,249	4,119	21	(151)
Credit Suisse	03/18/2015	IDR	3,200,000,000	250	246	—	(4)
Credit Suisse	03/18/2015	ILS	8,300,000	2,133	2,085	—	(48)
Credit Suisse	03/18/2015	INR	286,077,000	4,537	4,624	87	—
Credit Suisse	03/18/2015	JPY	6,241,922,000	52,819	52,194	12	(637)
Credit Suisse	03/18/2015	KRW	15,590,000,000	14,178	14,175	53	(56)
Credit Suisse	03/18/2015	MXN	36,500,000	2,473	2,443	1	(31)
Credit Suisse	03/18/2015	MYR	7,379,000	2,120	2,043	—	(77)
Credit Suisse	03/18/2015	NOK	27,921,000	3,704	3,642	6	(68)
Credit Suisse	03/18/2015	NZD	41,906,997	32,015	31,641	54	(428)
Credit Suisse	03/18/2015	PHP	105,000,000	2,358	2,382	24	—
Credit Suisse	03/18/2015	PLN	19,074,001	5,453	5,144	9	(318)
Credit Suisse	03/18/2015	RUB	60,500,000	1,073	974	7	(106)
Credit Suisse	03/18/2015	SEK	62,725,216	7,909	7,526	4	(387)
Credit Suisse	03/18/2015	SGD	8,980,000	6,795	6,587	—	(208)
Credit Suisse	03/18/2015	TRY	30,291,000	13,083	12,027	—	(1,056)
Credit Suisse	03/18/2015	TWD	57,797,997	1,845	1,839	6	(12)
Credit Suisse	03/18/2015	ZAR	59,838,001	5,176	5,117	10	(69)
Credit Suisse	03/27/2015	CAD	7,255,404	5,839	5,803	—	(36)
Credit Suisse	06/17/2015	AUD	1,391,000	1,081	1,080	—	(1)
Credit Suisse	06/17/2015	CAD	1,610,000	1,288	1,286	—	(2)
Credit Suisse	06/17/2015	EUR	283,023	358	317	—	(41)
Credit Suisse	06/17/2015	HUF	30,000,000	111	111	—	—
Credit Suisse	06/17/2015	KRW	420,000,000	380	380	—	—
Credit Suisse	06/17/2015	NOK	453,000	59	59	—	—
Credit Suisse	06/17/2015	NZD	1,240,000	927	928	1	—
Credit Suisse	06/17/2015	PHP	4,000,000	91	91	—	—
Credit Suisse	06/17/2015	SGD	200,000	147	146	—	(1)
Credit Suisse	06/17/2015	ZAR	1,300,000	111	110	—	(1)

See accompanying notes

94

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2015 (unaudited)

Foreign Currency Contracts (continued)

						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Accept		In Exchange For	Fair Value	Asset	Liability
Goldman Sachs & Co	03/18/2015	JPY	410,996,000	$3,465	$3,437	$—	$(28)
Merrill Lynch	03/20/2015	JPY	694,000,000	5,824	5,803	—	(21)
Royal Bank of Scotland PLC	06/09/2015	EUR	31,222	40	35	—	(5)
Total						$2,078	$(11,493)
						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Deliver		In Exchange For	Fair Value	Asset	Liability
Bank of America NA	03/18/2015	JPY	414,262,000	$3,442	$3,464	$—	$(22)
Bank of America NA	03/20/2015	AUD	67,364,000	54,524	52,571	1,982	(29)
Bank of America NA	03/20/2015	CAD	62,449,000	52,623	49,948	2,715	(40)
Bank of America NA	03/20/2015	CHF	45,107,000	46,792	47,362	253	(823)
Bank of America NA	03/20/2015	EUR	79,666,000	94,125	89,163	4,962	—
Bank of America NA	03/20/2015	GBP	54,421,000	84,218	83,999	692	(473)
Bank of America NA	03/20/2015	JPY	9,310,040,000	78,472	77,852	646	(26)
Bank of America NA	03/20/2015	MXN	264,656,000	17,947	17,707	250	(10)
Bank of America NA	03/20/2015	NZD	56,084,000	42,298	42,334	349	(385)
Bank of America NA	03/31/2015	JPY	3,997,894,000	33,627	33,438	189	—
Bank of New York Mellon	03/18/2015	CHF	5,500,000	5,961	5,774	187	—
Bank of New York Mellon	03/18/2015	EUR	23,630,000	27,950	26,446	1,504	—
Bank of New York Mellon	03/18/2015	GBP	2,500,000	3,863	3,859	4	—
Bank of New York Mellon	03/27/2015	EUR	45,298,685	51,475	50,702	773	—
Bank of New York Mellon	03/27/2015	GBP	6,143,964	9,521	9,482	39	—
Bank of New York Mellon	03/27/2015	JPY	249,058,219	2,096	2,083	13	—
Bank of New York Mellon	12/30/2015	EUR	131,550	162	148	14	—
Citigroup Inc	03/20/2015	NZD	1,310,000	981	989	—	(8)
Credit Suisse	03/02/2015	EUR	540,000	612	604	8	—
Credit Suisse	03/03/2015	MXN	131,170,000	8,841	8,787	54	—
Credit Suisse	03/04/2015	EUR	14,460,000	16,346	16,182	164	—
Credit Suisse	03/09/2015	MYR	9,925,000	2,765	2,751	14	—
Credit Suisse	03/12/2015	TRY	4,900,000	1,944	1,949	—	(5)
Credit Suisse	03/17/2015	GBP	425,000	653	656	—	(3)
Credit Suisse	03/18/2015	AUD	29,624,000	23,677	23,122	619	(64)
Credit Suisse	03/18/2015	BRL	21,298,000	7,545	7,465	102	(22)
Credit Suisse	03/18/2015	CAD	26,749,925	21,934	21,395	611	(72)
Credit Suisse	03/18/2015	CHF	15,207,323	16,042	15,966	243	(167)
Credit Suisse	03/18/2015	CLP	1,344,232,000	2,178	2,175	7	(4)
Credit Suisse	03/18/2015	COP	810,000,000	351	324	27	—
Credit Suisse	03/18/2015	CZK	54,700,000	2,360	2,224	136	—
Credit Suisse	03/18/2015	DKK	4,919,000	800	738	62	—
Credit Suisse	03/18/2015	EUR	37,089,247	43,414	41,510	1,904	—
Credit Suisse	03/18/2015	GBP	15,475,000	23,912	23,887	167	(142)
Credit Suisse	03/18/2015	HKD	27,304,000	3,521	3,521	—	—
Credit Suisse	03/18/2015	HUF	810,000,000	3,034	2,992	48	(6)
Credit Suisse	03/18/2015	IDR	13,867,640,000	1,080	1,065	15	—
Credit Suisse	03/18/2015	ILS	23,080,000	5,822	5,798	25	(1)
Credit Suisse	03/18/2015	INR	73,353,000	1,162	1,186	—	(24)
Credit Suisse	03/18/2015	JPY	3,952,484,997	33,117	33,050	146	(79)
Credit Suisse	03/18/2015	KRW	6,862,788,999	6,218	6,240	9	(31)
Credit Suisse	03/18/2015	MXN	335,563,002	23,083	22,454	645	(16)
Credit Suisse	03/18/2015	MYR	10,700,000	3,037	2,962	76	(1)
Credit Suisse	03/18/2015	NOK	196,204,997	26,687	25,592	1,131	(36)
Credit Suisse	03/18/2015	NZD	14,030,000	10,384	10,593	48	(257)
Credit Suisse	03/18/2015	PEN	66,000	22	21	1	—
Credit Suisse	03/18/2015	PHP	40,000,000	892	908	—	(16)
Credit Suisse	03/18/2015	PLN	20,200,000	5,621	5,448	175	(2)
Credit Suisse	03/18/2015	RUB	60,500,000	1,074	974	100	—
Credit Suisse	03/18/2015	SEK	207,183,219	26,944	24,861	2,098	(15)
Credit Suisse	03/18/2015	SGD	22,400,000	16,900	16,432	468	—
Credit Suisse	03/18/2015	THB	5,152,000	155	159	—	(4)
Credit Suisse	03/18/2015	TRY	10,400,000	4,283	4,130	153	—
Credit Suisse	03/18/2015	TWD	104,871,000	3,313	3,337	1	(25)
Credit Suisse	03/18/2015	ZAR	41,292,000	3,533	3,531	16	(14)
Credit Suisse	03/23/2015	BRL	5,320,000	1,857	1,862	—	(5)
Credit Suisse	03/23/2015	EUR	1,376,000	1,566	1,540	26	—
Credit Suisse	03/23/2015	MXN	1,060,200	71	71	—	—
Credit Suisse	03/27/2015	AUD	7,400,000	5,838	5,772	66	—
Credit Suisse	03/31/2015	EUR	1,895,000	2,151	2,121	30	—
Credit Suisse	04/07/2015	MXN	131,170,000	8,746	8,765	—	(19)
Credit Suisse	06/17/2015	BRL	100,000	34	34	—	—
Credit Suisse	06/17/2015	COP	100,000,000	40	40	—	—
Credit Suisse	06/17/2015	EUR	4,100,399	4,840	4,594	246	—
Credit Suisse	06/17/2015	GBP	249,000	383	384	—	(1)
Credit Suisse	06/17/2015	HKD	202,000	26	26	—	—

See accompanying notes

95

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2015 (unaudited)

Foreign Currency Contracts (continued)

						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Deliver		In Exchange For	Fair Value	Asset	Liability
Credit Suisse	06/17/2015	IDR	1,300,000,000	$98	$97	$1	$—
Credit Suisse	06/17/2015	ILS	600,000	151	151	—	—
Credit Suisse	06/17/2015	JPY	151,237,000	1,269	1,266	3	—
Credit Suisse	06/17/2015	MXN	6,000,000	398	399	—	(1)
Credit Suisse	06/17/2015	TRY	100,000	39	39	—	—
Deutsche Bank AG	03/09/2015	ZAR	59,600,000	5,226	5,104	122	—
JP Morgan Chase	03/31/2015	JPY	3,998,493,000	33,621	33,443	178	—
Merrill Lynch	03/09/2015	TWD	90,300,000	2,871	2,875	—	(4)
Merrill Lynch	03/12/2015	TRY	4,000,000	1,588	1,591	—	(3)
Merrill Lynch	03/17/2015	COP	3,330,000,000	1,371	1,330	41	—
Morgan Stanley & Co	03/31/2015	EUR	27,124,000	30,664	30,360	304	—
Royal Bank of Scotland PLC	04/07/2015	EUR	1,500	2	2	—	—
Royal Bank of Scotland PLC	06/09/2015	EUR	22,000	29	25	4	—
Royal Bank of Scotland PLC	11/09/2015	EUR	9,222	12	10	2	—
Royal Bank of Scotland PLC	04/05/2016	EUR	1,500	2	2	—	—
Royal Bank of Scotland PLC	04/05/2017	EUR	1,500	2	2	—	—
Westpac Banking Corp	03/31/2015	JPY	3,998,493,000	33,629	33,443	186	—
Total						$25,054	$(2,855)

Amounts in thousands except contracts

See accompanying notes

96

		Schedule of Investments
Global Multi-Strategy Fund
February 28, 2015 (unaudited)

Futures Contracts

						Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
3 Month Euro Swiss; December 2015	Long	3	$794		$794	$—
3 Month Euro Swiss; June 2015	Long	2	528		529	1
3 Month Euro Swiss; September 2015	Long	2	529		529	—
90 Day Eurodollar; December 2015	Short	29	7,192		7,194	(2)
90 Day Eurodollar; December 2015	Long	223	55,388		55,321	(67)
90 Day Eurodollar; December 2016	Long	19	4,679		4,673	(6)
90 Day Eurodollar; December 2016	Short	223	54,977		54,850	127
90 Day Eurodollar; June 2015	Short	44	10,953		10,959	(6)
90 Day Eurodollar; June 2016	Long	7	1,729		1,729	—
90 Day Eurodollar; June 2016	Long	1,498	370,332		369,969	(363)
90 Day Eurodollar; March 2016	Long	4	990		990	—
90 Day Eurodollar; September 2015	Short	38	9,444		9,447	(3)
90 Day Eurodollar; September 2016	Long	13	3,206		3,204	(2)
90 Day Eurodollar; September 2016	Long	98	24,149		24,152	3
90 Day Short Sterling; December 2015	Long	78	14,935		14,931	(4)
90 Day Short Sterling; December 2016	Short	314	59,939		59,754	185
90 Day Short Sterling; December 2016	Long	50	9,513		9,515	2
90 Day Short Sterling; June 2015	Long	107	20,522		20,525	3
90 Day Short Sterling; June 2016	Long	51	9,722		9,733	11
90 Day Short Sterling; June 2016	Long	1,058	202,097		201,908	(189)
90 Day Short Sterling; March 2016	Long	58	11,069		11,085	16
90 Day Short Sterling; September 2015	Long	85	16,293		16,292	(1)
90 Day Short Sterling; September 2016	Long	49	9,329		9,337	8
AEX Index; March 2015	Long	40	4,187		4,331	144
ASX 90 Day Bank Bill; December 2015	Short	1	778		778	—
ASX 90 Day Bank Bill; June 2015	Short	1	777		777	—
ASX 90 Day Bank Bill; September 2015	Short	1	778		778	—
Australia 10 Year Bond; March 2015	Short	182	18,154		18,720	(566)
Australia 10 Year Bond; March 2015	Long	244	24,708		25,097	389
Australia 3 Year Bond; March 2015	Long	131	11,359		11,496	137
BIST 30 Index; April 2015	Long	30	130		125	(5)
CAC40 Index; March 2015	Long	153	8,231		8,478	247
CAC40 Index; March 2015	Long	37	1,984		2,050	66
Canada 10 Year Bond; June 2015	Long	251	28,758		28,841	83
Canadian Bank Acceptance; December 2015	Short	30	5,920		5,951	(31)
Canadian Bank Acceptance; June 2015	Short	67	13,244		13,284	(40)
Canadian Bank Acceptance; September 2015	Short	45	8,884		8,925	(41)
DAX Index; March 2015	Long	40	11,801		12,740	939
DAX Index; March 2015	Long	28	8,213		8,918	705
DJ Euro Stoxx 50; March 2015	Short	270	10,192		10,847	(655)
DJ Euro Stoxx 50; March 2015	Long	106	4,032		4,258	226
DJ Euro Stoxx 50; March 2015	Long	5	200		201	1
DJ Euro Stoxx 50; March 2015	Long	262	9,760		10,525	765
Dollar Index; March 2015	Short	47	4,476		4,480	(4)
E-Mini DJIA Index; March 2015	Long	324	28,708		29,366	658
E-Mini DJIA Index; March 2015	Long	19	1,678		1,722	44
eMini MSCI Emerging Markets; March 2015	Short	285	13,285		14,135	(850)
Euribor; December 2015	Long	81	22,652		22,661	9
Euribor; December 2016	Long	86	24,027		24,050	23
Euribor; June 2015	Long	137	38,319		38,325	6
Euribor; June 2016	Long	68	19,007		19,023	16
Euribor; June 2016	Long	1,814	506,989		507,461	472
Euribor; March 2016	Long	53	14,819		14,827	8
Euribor; September 2015	Long	150	41,948		41,964	16
Euribor; September 2016	Long	84	23,471		23,496	25
Euro Bund 10 Year Bund; March 2015	Long	84	14,922		14,989	67
Euro Stoxx Bank; March 2015	Long	130	1,055		1,079	24
Euro-Bobl 5 Year; March 2015	Long	578	84,697		84,848	151
FTSE KLCI Index; March 2015	Short	32	804		811	(7)
FTSE/JSE Top 40; March 2015	Short	54	2,045		2,180	(135)

See accompanying notes

97

			Schedule of Investments
Global Multi-Strategy Fund
February 28, 2015 (unaudited)

Futures Contracts (continued)

									Unrealized
Type		Long/Short		Contracts	Notional Value		Fair Value	Appreciation/(Depreciation)
FTSE/MIB Index; March 2015			Short	16		$1,674		$2,000	$(326)
FTSE100 Index; March 2015			Long	16		1,704		1,709	5
FTSE100 Index; March 2015			Short	80		8,335		8,547	(212)
FTSE100 Index; March 2015			Long	33		3,486		3,526	40
Hang Seng Index; March 2015			Long	9		1,433		1,439	6
Hang Seng Index; March 2015			Long	127		20,204		20,300	96
HSCEI China Index; March 2015			Long	37		2,878		2,921	43
IBEX 35 Index; March 2015			Short	8		965		999	(34)
Japan Topix Index; March 2015			Short	406		48,284		51,775	(3,491)
Japan Topix Index; March 2015			Long	81		9,539		10,329	790
Japan Topix Index; March 2015			Long	175		20,985		22,317	1,332
KOSPI 200 Index; March 2015			Short	11		1,220		1,263	(43)
Mex Bolsa Index; March 2015			Short	21		584		622	(38)
Mini Japan 10 Year Bond; March 2015			Long	309		38,087		38,206	119
Mini Japan 10 Year Bond; March 2015			Short	349		42,918		43,152	(234)
MSCI Singapore Index; March 2015			Long	14		794		785	(9)
MSCI Taiwan Index; March 2015			Long	20		704		716	12
Nasdaq 100 E-Mini; March 2015			Long	20		1,693		1,777	84
Nasdaq 100 E-Mini; March 2015			Long	331		28,192		29,409	1,217
Nikkei 225; March 2015			Long	236		17,478		18,559	1,081
Russell 2000 Mini; March 2015			Short	51		6,061		6,292	(231)
Russell 2000 Mini; March 2015			Long	149		18,110		18,384	274
S&P 500 Emini; March 2015			Long	179		18,724		18,820	96
S&P 500 Emini; March 2015			Long	222		23,004		23,341	337
S&P 500 Emini; March 2015			Short	79		7,868		8,306	(438)
S&P 500 Emini; March 2015			Short	648		66,302		68,131	(1,829)
S&P 500 Emini; March 2015			Short	1,220		122,021	128,271		(6,250)
S&P Mid 400 Emini; March 2015			Long	12		1,740		1,806	66
S&P Mid 400 Emini; March 2015			Short	170		23,769		25,578	(1,809)
S&P/TSX 60 Index; March 2015			Long	16		2,191		2,276	85
SET50 Index; March 2015			Short	5		32		32	—
SGX CNX Nifty Index; March 2015			Long	10		179		178	(1)
SPI 200 Index; March 2015			Short	27		3,001		3,119	(118)
UK 10 Year Gilt; June 2015			Long	131		23,989		23,980	(9)
US 10 Year Note; June 2015			Long	396		50,466		50,608	142
US 10 Year Note; March 2015			Short	60		7,646		7,705	(59)
US 5 Year Note; June 2015			Long	215		25,657		25,645	(12)
US 5 Year Note; March 2015			Short	250		29,789		29,998	(209)
US Long Bond; June 2015			Long	175		28,280		28,323	43
US Long Bond; March 2015			Short	250		35,813		36,758	(945)
Total									$(7,829)
Amounts in thousands except contracts

Interest Rate Swaptions
Purchased Swaptions Outstanding	Counterparty (Issuer)	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Upfront Premiums Paid/(Received)	Fair Value	Unrealized Appreciation/(Depreciation)
Call - 1 Year Interest Merrill Lynch		MXN TIIE	Pay	4.26% 10/24/2015		MXN 279,000	$78	$41	$(37)
Rate Swap		Banxico
Put - 10 Year Interest Deutsche Bank AG		3 Month	Receive	2.39% 07/23/2015 $		27,300	336	370	34
Rate Swap		LIBOR
Put - 10 Year Interest Deutsche Bank AG		3 Month	Receive	2.18% 05/27/2015		19,200	296	308	12
Rate Swap		LIBOR
Total							$710	$719	$9

Amounts in thousands

See accompanying notes

98

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2015 (unaudited)

Options

Purchased Options Outstanding		Exercise Price	Expiration Date	Contracts	Upfront Premiums Paid/(Received)	Fair Value	Unrealized Appreciation/(Depreciation)
Call - American Airlines Group Inc		$44.00	05/18/2015	1,688	$79	$160	$		81
Call - American Airlines Group Inc		$49.00	03/23/2015	984	127	45			(82)
Call - American Airlines Group Inc		$52.50	03/23/2015	332	56	16			(40)
Call - American Airlines Group Inc		$105.00	04/20/2015	472	22	14			(8)
Call - Delta Air Lines Inc		$48.00	03/23/2015	887	181	58			(123)
Call - Dow Chemical Co/The		$45.00	03/23/2015	222	30	98			68
Call - eBay Inc		$50.00	01/18/2016	944	877	989			112
Call - iShares MSCI Japan ETF		$12.00	03/23/2015	5,380	250	215			(35)
Call - Kraft Foods Group Inc		$65.00	03/23/2015	286	82	19			(63)
Call - S&P 500 Index		$2,075.00	03/23/2015	80	140	101			(39)
Call - S&P 500 Index		$2,150.00	03/23/2015	214	147	97			(50)
Call - S&P 500 Index		$2,050.00	03/23/2015	150	291	122			(169)
Call - United Continental Holdings Inc		$70.00	03/23/2015	794	306	96			(210)
Call - USD versus CNY		$6.35	03/27/2015	6,825,000	37	26			(11)
Call - Vale SA		$8.00	09/21/2015	1,138	81	77			(4)
Put - iShares China Large-Cap ETF		$41.00	05/18/2015	1,625	263	99			(164)
Put - iShares Russell 2000 ETF		$113.00	07/01/2015	925	386	227			(159)
Put - S&P 500 Index		$1,850.00	09/21/2015	865	5,944	3,145		(2,799)
Put - S&P 500 Index		$1,950.00	03/23/2015	600	2,222	111		(2,111)
Put - S&P 500 Index		$2,000.00	03/23/2015	114	251	43			(208)
Put - Schlumberger Ltd		$85.00	05/18/2015	240	96	104			8
Put - SPDR S&P 500 ETF Trust		$195.00	06/22/2015	776	438	196			(242)
Put - USD versus INR		$61.50	09/01/2015	12,960,000	120	121			1
Put - USD versus INR		$61.50	07/27/2015	7,280,000	97	64			(33)
Total					$12,523	$6,243		$(6,280)

Written Options Outstanding		Exercise Price Expiration Date		Contracts	Upfront Premiums Paid/(Received)	Fair Value	Unrealized Appreciation/(Depreciation)
Call - Home Loan Servicing Solutions Ltd$		17.50	04/20/2015	112	$(11)	$(11)	$		—
Call - MGM Resorts International		$19.00	03/23/2015	40	(5)	(11)			(6)
Put - iShares China Large-Cap ETF		$37.50	05/18/2015	1,625	(82)	(29)			53
Put - iShares Russell 2000 ETF		$102.00	07/01/2015	925	(176)	(87)			89
Put - S&P 500 Index		$1,675.00	09/21/2015	865	(3,256)	(1,658)		1,598
Put - S&P 500 Index		$1,800.00	03/23/2015	300	(494)	(10)			484
Put - SPDR S&P 500 ETF Trust		$180.00	06/22/2015	776	(225)	(72)			153
Total					$(4,249)	$(1,878)		$2,371

Amounts in thousands except contracts

Synthetic Futures
Counterparty (Issuer)	Reference Entity			Expiration Date	Notional Value	Unrealized Appreciation/(Depreciation)		Fair Value
								Asset	Liability
Bank of America NA	Canada 10 Year Bond Future; June 2015			06/30/2015	$3,395		$40	$40	$—
Bank of America NA	Euro Bund 10 Year Bund Future; March 2015			03/10/2015	10,974		382	382	—
Bank of America NA	Euro Buxl 30 Year Bond Future; March 2015			03/10/2015	550		63	63	—
Bank of America NA	Euro-Bobl 5 Year Future; March 2015			03/10/2015	16,153		118	118	—
Bank of America NA	Euro-Schatz 2 Year Future; March 2015			03/10/2015	46,189		53	53	—
Bank of America NA	Hang Seng Index Future; March 2015			03/31/2015	478		1	1	—
Bank of America NA	HSCEI China Index Future; March 2015			03/31/2015	3,960		67	67	—
Bank of America NA	Tel Aviv 25 Index Future; March 2015			03/27/2015	381		3	3	—
Bank of America NA	UK 10 Year Gilt Future; June 2015			06/30/2015	13,000		16	16	—
Bank of America NA	US 10 Year Note Future; June 2015			06/30/2015	14,297		16	16	—
Bank of America NA	US 2 Year Note Future; June 2015			07/06/2015	11,148		—	—	—
Bank of America NA	US 5 Year Note Future; June 2015			07/06/2015	3,934		2	2	—
Bank of America NA	US Long Bond Future; June 2015			06/30/2015	1,450		7	7	—
Bank of America NA	WIG 20 Index Future; March 2015			03/20/2015	(407)		(5)	—	(5)
Morgan Stanley	Bovespa Index Future; April 2015			04/16/2015	(177)		(8)	—	(8)
Morgan Stanley	MSCI Taiwan Index Future; March 2015			03/30/2015	885		10	10	—
Morgan Stanley	SGX CNX Nifty Index Future; March 2015			03/26/2015	89		—	—	—
Morgan Stanley	Swiss Market Index Future; March 2015			03/20/2015	(10,677)		(663)	—	(276)
Morgan Stanley	Taiwan TAIEX Index Future; March 2015			03/18/2015	362		5	5	—
Total							$107	$783	$(289)

Amounts in thousands

See accompanying notes

99

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2015 (unaudited)

Total Return Equity Basket Swaps

							Fair Value
Counterparty	Fund Pays	Fund Receives		Expiration Date Notional Value			Asset		Liability
Bank of America NA	Floating rate based on the Total return on a custom basket of long			08/15/2019		$(238)	$12			$—
	Federal Funds Rate	and short securities traded in USD
	plus/less spread
Deutsche Bank AG	Floating rate based on 1	Total return on a custom basket of long		01/22/2016		3	—			(2)
	week HIBOR plus/less	and short securities traded in HKD
	spread
Deutsche Bank AG	Floating rate based on 1	Total return on a custom basket of long		01/22/2016		2,041	765			—
	week LIBOR plus/less	and short securities traded in GBP
	spread
Deutsche Bank AG	Floating rate based on 1	Total return on a custom basket of long		04/10/2015		107	—			(8)
	month LIBOR plus/less	and short securities traded in USD
	spread
Deutsche Bank AG	Floating rate based on 1	Total return on a custom basket of long		08/20/2015		1,688	235			—
	week EUR LIBOR	and short French securities
	plus/less spread
Deutsche Bank AG	Floating rate based on the Total return on a custom basket of long			10/16/2015		1,084	5			—
	Overnight RBA Cash Rate	and short securities traded in AUD
	plus/less spread
Morgan Stanley	Floating rate based on 1	Total return on a custom basket of long		08/07/2015		(4,152)	—			(820)
	month Euribor plus/less	and short securities traded in EUR
	spread
Morgan Stanley	Floating rate based on 1	Total return on a custom basket of long		08/07/2015		8,390	117			—
	month LIBOR plus/less	and short securities traded in GBP
	spread
Morgan Stanley	Floating rate based on 1	Total return on a custom basket of long		08/07/2015		4,118	391			—
	month LIBOR plus/less	and short securities traded in USD
	spread
Morgan Stanley	Floating rate based on the Total return on a custom basket of long			08/19/2016		4,034	—			(227)
	Bank of Japan Estimate	and short securities traded in JPY
	Unsecured Overnight Call
	Rate plus/less spread
Morgan Stanley	Floating rate based on the Total return on a custom basket of long			09/04/2015		8,948	4,325			—
	Federal Funds Rate	and short securities traded in USD
	plus/less spread
Total						$26,023	$5,850			$(1,057)

Amounts in thousands

Total Return Swaps

Counterparty			Pay/Receive		Expiration				Fair Value
(Issuer)	Reference Entity	Shares Positive Return Floating Rate Index			Date	Notional Amount Asset Liability
Citigroup Inc		iShares J.P. Morgan $ Emerging Markets 50,000	Pay	3 month LIBOR less	03/16/2015		$5,428	$	— $	(215)
Bond UCITS ETF				1.5% spread
Citigroup Inc	iShares J.P. Morgan $ Emerging Markets	50,000	Pay	3 month LIBOR less	04/06/2015		5,465		—	(159)
Bond UCITS ETF				1.5% spread
Citigroup Inc	iShares J.P. Morgan $ Emerging Markets	50,000	Pay	3 month LIBOR less	04/15/2015		5,515		—	(106)
Bond UCITS ETF				1.5% spread
Citigroup Inc	iShares J.P. Morgan $ Emerging Markets	50,000	Pay	3 month LIBOR less	05/06/2015		5,548		—	(40)
Bond UCITS ETF				1.5% spread
Total							$		— $	(520)

Amounts in thousands except shares

Reverse Repurchase Agreements

Counterparty	Coupon Rate		Maturity Date	Principal Amount	Payable for Reverse Repurchase Agreements
Barclays Bank PLC		(0.19%)	01/16/2016	$13,615	$				(13,617)
Barclays Bank PLC		(0.19%)	01/23/2016	2,940					(2,940)
Barclays Bank PLC		(0.19%)	02/01/2016	5,850					(5,850)
Barclays Bank PLC		(0.19%)	01/08/2016	36,098					(36,103)
Barclays Bank PLC		(0.45%)	07/12/2015	3,944					(3,955)
Barclays Bank PLC		(0.45%)	08/08/2015	4,806					(4,818)
Barclays Bank PLC		(0.19%)	01/02/2016	24,321					(24,325)
Total					$				(91,608)

Amounts in thousands

See accompanying notes

100

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2015 (unaudited)

Short Sales Outstanding

COMMON STOCKS - (13.48)%	Shares	Value	(000	's)	COMMON STOCKS (continued)	Shares	Value	(000	's)

Advertising - 0.00%					Beverages (continued)
DKSH Holding AG	1,083		$89		Davide Campari-Milano SpA	3,963		$27
					Molson Coors Brewing Co	31,700		2,406
					Monster Beverage Corp (a)	5,280		745
Agriculture - (0.04)%								$4,158
Reynolds American Inc	16,409		1,241
					Biotechnology - (0.16)%
					Acorda Therapeutics Inc (a)	1,574		53
Airlines - (0.03)%					ANI Pharmaceuticals Inc (a)	5,080		342
JetBlue Airways Corp (a)	39,841		685
					Medicines Co/The (a)	35,004		1,007
SkyWest Inc	15,700		229		Momenta Pharmaceuticals Inc (a)	103,129		1,408
			$914		Regeneron Pharmaceuticals Inc (a)	4,180		1,730
Apparel - (0.08)%								$4,540
Adidas AG	7,777		605
Perry Ellis International Inc (a)	17,880		422		Building Materials - (0.11)%
					Holcim Ltd (a)	38,750		2,989
Ralph Lauren Corp	9,560		1,314		Norbord Inc	9,681		198
Tod's SpA	970		99
			$2,440					$3,187
					Chemicals - (0.44)%
Automobile Manufacturers - (0.24)%					Air Products & Chemicals Inc	17,120		2,673
Bayerische Motoren Werke AG	716		91		Albemarle Corp	13,550		766
Daimler AG	1,419		137
Fiat Chrysler Automobiles NV (a)	49,195		758		BASF SE	12,725		1,219
					Clariant AG (a)	5,306		96
Fiat Chrysler Automobiles NV (a)	2,388		37
					EMS-Chemie Holding AG	190		84
Ford Motor Co	119,760		1,957		FMC Corp	54,595		3,462
General Motors Co	45,220		1,687
Tesla Motors Inc (a)	5,539		1,126		K+S AG	37,067		1,196
					Kraton Performance Polymers Inc (a)	49,590		1,001
Volvo AB - B Shares	90,669		1,093		Novozymes A/S	5,310		258
			$6,886		OCI NV (a)	15,332		650
Automobile Parts & Equipment - (0.15)%					Solvay SA	1,505		223
BorgWarner Inc	13,678		841		Syngenta AG	2,230		788
Goodyear Tire & Rubber Co/The	94,590		2,528		Wacker Chemie AG	2,322		265
Meritor Inc (a)	22,479		321					$12,681

Nokian Renkaat OYJ	20,587		609		Coal - (0.02)%
Rheinmetall AG	2,569		130		Alpha Natural Resources Inc (a)	6,747		8
			$4,429		Peabody Energy Corp	56,580		447
Banks - (1.34)%								$455
Banca Popolare dell'Emilia Romagna SC	4,939		41		Commercial Services - (0.30)%
Banco de Sabadell SA	239,861		657
Banco Popolare SC (a)	47,787		736		Abertis Infraestructuras SA	2,060		40
					Brink's Co/The	12,080		340
Banco Popular Espanol SA	172,214		790		Career Education Corp (a)	73,120		390
Bankia SA (a)	284,663		412
					Gartner Inc (a)	7,670		637
Bankinter SA	12,127		95		Kelly Services Inc	37,810		655
BB&T Corp	21,950		835		Live Nation Entertainment Inc (a)	27,710		709
Citigroup Inc	16,460		863		ManpowerGroup Inc	52,439		4,219
Comerica Inc	6,280		287
Commerzbank AG (a)	21,086		284		Randstad Holding NV	2,472		145
Credit Suisse Group AG (a)	56,026		1,367		SGS SA	69		139
					Strayer Education Inc (a)	6,550		399
Deutsche Bank AG	7,953		261		Towers Watson & Co	3,900		513
Fifth Third Bancorp	85,779		1,661		Wirecard AG	11,012		508
Goldman Sachs Group Inc/The	3,890		738
Huntington Bancshares Inc/OH	23,640		258					$8,694
Intesa Sanpaolo SpA	14,775		49		Computers - (0.32)%
KBC Groep NV	7,659		464		EMC Corp/MA	15,010		434
KeyCorp	75,350		1,050		Gemalto NV	4,278		347
M&T Bank Corp	35,974		4,353		Indra Sistemas SA	20,176		215
Morgan Stanley	15,790		565		International Business Machines Corp	25,660		4,155
PNC Financial Services Group Inc/The	47,060		4,328		NCR Corp (a)	41,300		1,214
Royal Bank of Canada	8,786		550		SanDisk Corp	20,562		1,644
Signature Bank/New York NY (a)	23,510		2,900		Teradata Corp (a)	29,530		1,315
State Street Corp	54,660		4,069					$9,324
SunTrust Banks Inc	133,490		5,473
SVB Financial Group (a)	28,960		3,559		Cosmetics & Personal Care - (0.11)%
Svenska Handelsbanken AB	2,625		132		Beiersdorf AG	1,256		109
Zions Bancorporation	72,440		1,937		Colgate-Palmolive Co	23,790		1,685
			$38,714		Estee Lauder Cos Inc/The	17,442		1,442
								$3,236
Beverages - (0.15)%
Anheuser-Busch InBev NV	916		116		Distribution & Wholesale - (0.11)%
					Fossil Group Inc (a)	18,640		1,603
Brown-Forman Corp	7,650		701
Carlsberg A/S	1,911		163		WW Grainger Inc	6,452		1,529
								$3,132

See accompanying notes

101

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2015 (unaudited)

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value	(000	's)	COMMON STOCKS (continued)	Shares	Value	(000	's)

Diversified Financial Services - (0.40)%					Food (continued)
Charles Schwab Corp/The	47,991		$1,408		METRO AG	15,791		$528
Deutsche Boerse AG	551		45		Mondelez International Inc	25,300		934
Element Financial Corp (a)	10,014		128		Post Holdings Inc (a)	1,259		62
Franklin Resources Inc	78,120		4,205		Suedzucker AG	690		11
Intercontinental Exchange Inc	19,890		4,681		TreeHouse Foods Inc (a)	4,810		402
Julius Baer Group Ltd (a)	19,826		916		Tyson Foods Inc	30,904		1,277
			$11,383		Whole Foods Market Inc	26,860		1,517

Electric - (0.69)%								$6,156
A2A SpA	211,186		214		Forest Products & Paper - 0.00%
AES Corp/VA	284,420		3,689		Stora Enso OYJ	1,321		13
Consolidated Edison Inc	31,120		1,965
Dominion Resources Inc/VA	17,949		1,294
Enel Green Power SpA	55,705		119		Hand & Machine Tools - (0.08)%
Exelon Corp	28,919		981		Lincoln Electric Holdings Inc	19,686		1,359
					Sandvik AB	73,079		819
FirstEnergy Corp	10,960		383		Schindler Holding AG - PC	158		26
NextEra Energy Inc	43,414		4,492
NRG Yield Inc	7,680		394					$2,204
PG&E Corp	5,400		290		Healthcare - Products - (0.39)%
PPL Corp	39,720		1,355		Becton Dickinson and Co	3,772		553
RWE AG	3,264		91		Cooper Cos Inc/The	7,414		1,216
SCANA Corp	21,410		1,219		Cyberonics Inc (a)	252		17
Southern Co/The	31,470		1,441		DENTSPLY International Inc	25,090		1,330
Westar Energy Inc	13,260		515		Edwards Lifesciences Corp (a)	14,450		1,922
Wisconsin Energy Corp	28,324		1,444		Elekta AB	70,502		736
			$19,886		Getinge AB	12,953		358
					Haemonetics Corp (a)	26,370		1,172
Electrical Components & Equipment - (0.03)%					Henry Schein Inc (a)	6,280		879
Energizer Holdings Inc	2,608		349		Hologic Inc (a)	12,630		409
General Cable Corp	1,849		28		IDEXX Laboratories Inc (a)	2,660		417
Hubbell Inc	3,470		395		Luminex Corp (a)	20,690		326
SunPower Corp (a)	4,794		156
					QIAGEN NV (a)	3,687		93
			$928		Sonova Holding AG	838		116
Electronics - (0.31)%					STERIS Corp	3,667		237
Arrow Electronics Inc (a)	21,830		1,352		Straumann Holding AG	13		4
Avnet Inc	48,370		2,216		Thoratec Corp (a)	11,850		483
Electro Scientific Industries Inc	18,640		129		Varian Medical Systems Inc (a)	5,540		515
FLIR Systems Inc	10,500		339		William Demant Holding A/S (a)	3,082		253
Thermo Fisher Scientific Inc	8,450		1,099		Wright Medical Group Inc (a)	5,219		129
Trimble Navigation Ltd (a)	31,660		828					$11,165
Tyco International PLC	14,740		622
Vishay Intertechnology Inc	17,919		255		Healthcare - Services - (0.30)%
Waters Corp (a)	19,980		2,405		Anthem Inc	33,791		4,949
					Centene Corp (a)	16,720		1,027
			$9,245		Fresenius Medical Care AG & Co KGaA	2,046		168
Energy - Alternate Sources - (0.02)%					Humana Inc	3,460		569
Vestas Wind Systems A/S (a)	14,857		626		Laboratory Corp of America Holdings (a)	6,075		747
					WellCare Health Plans Inc (a)	11,000		999

Engineering & Construction - (0.21)%								$8,459
Bilfinger SE	3,675		219		Holding Companies - Diversified - (0.01)%
Fluor Corp	46,822		2,715		Leucadia National Corp	16,484		391
Fraport AG Frankfurt Airport Services	2,163		131
Worldwide
Jacobs Engineering Group Inc (a)	37,420		1,659		Home Builders - (0.18)%
					DR Horton Inc	83,530		2,281
KBR Inc	33,130		540		Lennar Corp	25,580		1,285
Obrascon Huarte Lain SA	31,096		744		Toll Brothers Inc (a)	43,180		1,654
			$6,008					$5,220
Environmental Control - (0.01)%
Clean Harbors Inc (a)	7,490		417		Home Furnishings - (0.01)%
					Select Comfort Corp (a)	11,760		377

Food - (0.20)%
Barry Callebaut AG (a)	94		98		Insurance - (0.68)%
Chocoladefabriken Lindt & Sprungli AG	7		38		Aegon NV	1,661		13
					Aflac Inc	51,790		3,224
Chr Hansen Holding A/S	4,797		215		Allianz SE	518		87
Colruyt SA	1,969		92
Dean Foods Co	36,950		596		American Financial Group Inc/OH	13,020		820
					American International Group Inc	33,910		1,876
Distribuidora Internacional de Alimentacion	5,105		39		Assicurazioni Generali SpA	20,391		420
SA
ICA Gruppen AB	420		15		Everest Re Group Ltd	3,680		653
Marine Harvest ASA	26,317		332		Hartford Financial Services Group Inc/The	28,870		1,182
See accompanying notes					102

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2015 (unaudited)

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value	(000	's)	COMMON STOCKS (continued)	Shares	Value	(000	's)

Insurance (continued)					Media (continued)
Helvetia Holding AG	23		$12		Nielsen NV	9,780		$442
Lincoln National Corp	18,410		1,061		Schibsted ASA	9,366		559
Loews Corp	25,300		1,038		Time Warner Inc	21,860		1,789
Mapfre SA	63,196		221		Twenty-First Century Fox Inc - A Shares	50,400		1,764
Mediolanum SpA	40,561		308					$10,654
MetLife Inc	47,290		2,404
MGIC Investment Corp (a)	46,248		422		Metal Fabrication & Hardware - (0.09)%
PartnerRe Ltd	37		4		Assa Abloy AB	5,789		348
Prudential Financial Inc	33,940		2,744		Precision Castparts Corp	5,560		1,203
					RTI International Metals Inc (a)	12,570		350
Radian Group Inc	56,132		888
RenaissanceRe Holdings Ltd	5,598		574		SKF AB	13,842		348
Sampo Oyj	4,423		223		Tenaris SA	24,309		347
Unum Group	22,930		770					$2,596
XL Group PLC	13,440		487		Mining - (0.08)%
Zurich Insurance Group AG (a)	54		17		Alcoa Inc	1,549		23
			$19,448		Freeport-McMoRan Inc	22,810		493
Internet - (0.60)%					Newmont Mining Corp	33,520		883
					Stillwater Mining Co (a)	46,802		679
eBay Inc (a)	32,270		1,869
Equinix Inc	25,866		5,799		Tahoe Resources Inc	959		13
LinkedIn Corp (a)	5,585		1,492					$2,091
Priceline Group Inc/The (a)	1,150		1,423		Miscellaneous Manufacturing - (0.07)%
Twitter Inc (a)	5,260		253		Alfa Laval AB	23,183		465
VeriSign Inc (a)	104,142		6,667		Donaldson Co Inc	11,680		433
			$17,503		Siemens AG	975		109
Investment Companies - 0.00%					Textron Inc	13,870		615
Ares Capital Corp	444		8		Trinity Industries Inc	8,746		294
Prospect Capital Corp	444		4					$1,916
			$12		Oil & Gas - (0.32)%
Iron & Steel - (0.11)%					Apache Corp	21,200		1,396
Allegheny Technologies Inc	18,160		611		Cabot Oil & Gas Corp	23,066		669
ArcelorMittal	115,422		1,261		Devon Energy Corp	9,650		594
					Gulfport Energy Corp (a)	19,456		891
SSAB AB - A Shares (a)	16,161		96
ThyssenKrupp AG	36,569		972		Neste Oil OYJ	1,638		43
					Newfield Exploration Co (a)	16,560		547
United States Steel Corp	12,725		305
			$3,245		QEP Resources Inc	12,950		278
					Range Resources Corp	21,530		1,067
Leisure Products & Services - (0.12)%					Rowan Cos PLC	80,649		1,743
Callaway Golf Co	29,430		265		Seadrill Ltd	64,085		742
Carnival Corp	60,860		2,677		Southwestern Energy Co (a)	41,624		1,044
Harley-Davidson Inc	6,840		435		Statoil ASA	1,823		34
			$3,377		Transocean Ltd	10,275		164

Lodging - (0.05)%								$9,212
Marriott International Inc/MD	6,950		577		Oil & Gas Services - (0.22)%
MGM Resorts International (a)	45,038		979		Flotek Industries Inc (a)	25,630		438
			$1,556		FMC Technologies Inc (a)	11,630		464
					Fred Olsen Energy ASA	2,320		19
Machinery - Construction & Mining - (0.05)%					Fugro NV	8,654		206
Atlas Copco AB - A Shares	27,999		902		Halliburton Co	35,079		1,506
Caterpillar Inc	7,562		627		National Oilwell Varco Inc	7,450		405
			$1,529		Petroleum Geo-Services ASA	3,778		21
Machinery - Diversified - (0.36)%					Saipem SpA (a)	7,475		77
AGCO Corp	13,340		664		SBM Offshore NV (a)	82,006		961
CNH Industrial NV	72,026		597		Schlumberger Ltd	16,180		1,362
Deere & Co	43,580		3,948		SEACOR Holdings Inc (a)	8,330		604
Flowserve Corp	16,320		1,014		TGS Nopec Geophysical Co ASA	10,189		248
FLSmidth & Co A/S	7,227		330					$6,311
Hexagon AB	17,711		640		Packaging & Containers - (0.09)%
Kone OYJ	13,130		605		Ball Corp	989		71
Nordson Corp	7,090		545		Owens-Illinois Inc (a)	26,940		705
Wabtec Corp/DE	16,440		1,560		Rock-Tenn Co	7,864		540
Zardoya Otis SA	18,911		228		Sealed Air Corp	23,450		1,105
			$10,131					$2,421

Media - (0.38)%					Pharmaceuticals - (0.30)%
Comcast Corp - Class A	76,396		4,536		Actavis PLC (a)	4,621		1,346
EW Scripps Co/The (a)	9,871		228
Mediaset Espana Comunicacion SA (a)	34,949		431		Bayer AG	50		7
Mediaset SpA (a)	157,000		723		Galenica AG	21		18
					Grifols SA	30,298		1,228
Modern Times Group MTG AB	5,894		182

See accompanying notes

103

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2015 (unaudited)

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value(000	's)	COMMON STOCKS (continued)	Shares	Value(000	's)

Pharmaceuticals (continued)				Semiconductors (continued)
H Lundbeck A/S	2,360	$47		Broadcom Corp	10,890	$493
Mead Johnson Nutrition Co	34,679	3,633		Cypress Semiconductor Corp (a)	39,371	581
Omnicare Inc	780	60		Exar Corp (a)	53,880	577
Perrigo Co PLC	11,970	1,849		Intel Corp	112,979	3,757
STADA Arzneimittel AG	3,882	127		KLA-Tencor Corp	15,504	1,007
UCB SA	3,232	247		Lam Research Corp	102,128	8,422
		$8,562		Microchip Technology Inc	22,957	1,177
				Micron Technology Inc (a)	47,200	1,448
Pipelines - (0.07)%				NXP Semiconductors NV (a)	1,765	150
Koninklijke Vopak NV	11,021	579		Qualcomm Inc	18,700	1,356
Spectra Energy Corp	42,750	1,517		Skyworks Solutions Inc	3,490	306
		$2,096		SunEdison Inc (a)	100,883	2,233
Real Estate - (0.01)%						$27,417
Deutsche Annington Immobilien SE	8,240	318		Software - (0.49)%
				Akamai Technologies Inc (a)	8,030	558
REITS - (0.50)%				Amadeus IT Holding SA	10,985	452
American Realty Capital Properties Inc	16,604	163		ANSYS Inc (a)	27,438	2,359
American Tower Corp	2,505	248		Autodesk Inc (a)	8,100	520
AvalonBay Communities Inc	7,675	1,292		Electronic Arts Inc (a)	26,742	1,529
CareTrust REIT Inc	10,990	140		Interactive Intelligence Group Inc (a)	13,410	569
Chesapeake Lodging Trust	24,640	876		Oracle Corp	79,890	3,501
HCP Inc	35,670	1,511		Rackspace Hosting Inc (a)	8,120	403
Health Care REIT Inc	54,957	4,238		Red Hat Inc (a)	11,210	775
Klepierre	1	—		Salesforce.com Inc (a)	20,520	1,424
LTC Properties Inc	16,120	719		SAP SE	22,290	1,567
Macerich Co/The	13,156	1,100		Software AG	9,471	263
Omega Healthcare Investors Inc	16,641	667				$13,920
Realty Income Corp	21,356	1,069		Telecommunications - (0.42)%
Sabra Health Care REIT Inc	15,390	503		Altice SA (a)	4,020	400
Spirit Realty Capital Inc	16,953	208
Starwood Property Trust Inc	37,533	916		AT&T Inc	27,906	964
				BCE Inc	1,951	86
Ventas Inc	5,310	395		Deutsche Telekom AG	28,838	538
Weyerhaeuser Co	11,757	413		Elisa OYJ	8,224	224
		$14,458		Harris Corp	3,699	287
Retail - (0.79)%				Leap Wireless International Inc - Rights (a),(b)	7,565	19
Bed Bath & Beyond Inc (a)	14,770	1,103		Level 3 Communications Inc (a)	82,290	4,432
Cabela's Inc (a)	10,697	582		Lumos Networks Corp	16,390	282
CarMax Inc (a)	41,123	2,760		Motorola Solutions Inc	18,080	1,228
Cie Financiere Richemont SA	9,032	796		Nokia OYJ	4,323	35
Coach Inc	103,637	4,513		Palo Alto Networks Inc (a)	13,736	1,954
Dollar Tree Inc (a)	18,444	1,470		Telecom Italia SpA (a)	508,470	608
Dufry AG (a)	237	34		Telenet Group Holding NV (a)	585	34
Inditex SA	11,624	365		T-Mobile US Inc (a)	30,907	1,021
Lumber Liquidators Holdings Inc (a)	8,340	432				$12,112
Luxottica Group SpA	1,123	69
MarineMax Inc (a)	29,190	740		Textiles - (0.03)%
				Mohawk Industries Inc (a)	4,489	828
MSC Industrial Direct Co Inc	7,220	527
Pep Boys-Manny Moe & Jack/The (a)	52,520	466
PVH Corp	16,520	1,760		Transportation - (0.23)%
Ross Stores Inc	7,769	822		Cargotec Oyj	16,105	592
Salvatore Ferragamo SpA	26,369	799		Expeditors International of Washington Inc	25,190	1,217
Signet Jewelers Ltd	2,118	254		Genesee & Wyoming Inc (a)	9,350	964
Staples Inc	12,521	210		Hornbeck Offshore Services Inc (a)	18,730	391
Swatch Group AG/The - BR	4,036	1,842		JB Hunt Transport Services Inc	25,190	2,154
Tiffany & Co	4,428	391		Kansas City Southern	3,604	417
Tractor Supply Co	4,150	366		Kuehne + Nagel International AG	1,109	161
World Duty Free SpA (a)	15,985	183		Panalpina Welttransport Holding AG	2,105	292
Yum! Brands Inc	21,640	1,755		Scorpio Tankers Inc	10,250	89
		$22,239		TNT Express NV	9,937	61
				UTI Worldwide Inc (a)	19,863	260
Savings & Loans - (0.01)%						$6,598
Sterling Bancorp/DE	17,401	239
				Water - (0.02)%
Semiconductors - (0.95)%				Aqua America Inc	20,630	546
AIXTRON SE (a)	33,270	266
Altera Corp	36,130	1,337		TOTAL COMMON STOCKS (proceeds $365,691)		$387,933
Analog Devices Inc	24,340	1,425
Applied Materials Inc	83,370	2,088
ASML Holding NV	7,361	794

See accompanying notes

104

Schedule of Investments Global Multi-Strategy Fund February 28, 2015 (unaudited)

			Short Sales Outstanding

PREFERRED STOCKS - (0.02)%		Shares	Value(000	's)

Chemicals - (0.01)%
FUCHS PETROLUB SE		8,514	$355

Consumer Products - (0.01)%
Henkel AG & Co KGaA		852	101

TOTAL PREFERRED STOCKS (proceeds $425)			$456
	Principal
BONDS- (3.10)%	Amount (000's) Value (000's)

Banks- (0.49)%
Banco do Brasil SA/Cayman
3.88%, 10/10/2022		$5,000	$4,513
Bangkok Bank PCL/Hong Kong
4.80%, 10/18/2020		5,000	5,496
VTB Bank OJSC Via VTB Capital SA
6.47%, 03/04/2015		4,000	3,990
			$13,999

Electric - (0.14)%
Saudi Electricity Global Sukuk Co 2
3.47%, 04/08/2023		4,000	4,120

Holding Companies - Diversified - (0.09)%
Sinochem Overseas Capital Co Ltd
6.30%, 11/12/2040		2,000	2,506

Iron & Steel - (0.21)%
Vale SA
3.75%, 01/10/2023	EUR	5,000	6,153

Oil & Gas - (0.25)%
Petroleos de Venezuela SA
12.75%, 02/17/2022		$5,000	2,663
Petronas Capital Ltd
7.88%, 05/22/2022		3,500	4,507
			$7,170

Real Estate - (0.03)%
KWG Property Holding Ltd
8.63%, 02/05/2020		1,000	962

Sovereign - (1.73)%
Bahrain Government International Bond
6.13%, 08/01/2023		13,000	14,739
Banco Nacional de Desenvolvimento
Economico e Social
5.75%, 09/26/2023		5,000	5,088
Portugal Obrigacoes do Tesouro OT
4.45%, 06/15/2018	EUR	12,000	15,092
Republic of Serbia
7.25%, 09/28/2021		$3,000	3,510
South Africa Government International Bond
5.88%, 09/16/2025		10,000	11,520
			$49,949

Telecommunications - (0.16)%
Portugal Telecom International Finance BV
4.63%, 05/08/2020	EUR	4,000	4,486

TOTAL BONDS (proceeds $91,556)			$89,345
TOTAL SHORT SALES (proceeds $457,672)			$477,734

(a)	Non-Income Producing Security
(b)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. At the end of the period, the fair value of these securities totaled $19 or 0.00% of net assets.

See accompanying notes

105

Schedule of Investments
Global Opportunities Fund
February 28, 2015 (unaudited)

COMMON STOCKS - 99.24%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Aerospace & Defense - 1.18%			Insurance (continued)
Lockheed Martin Corp	79,639	$15,932	Fairfax Financial Holdings Ltd	32,367	$16,985
			Hannover Rueck SE	196,649	18,974
			Lincoln National Corp	158,854	9,156
Agriculture - 4.91%			Prudential Financial Inc	173,560	14,032
Archer-Daniels-Midland Co	444,549	21,285			$98,658
Imperial Tobacco Group PLC	593,862	29,226
Philip Morris International Inc	190,614	15,813	Internet - 3.15%
		$66,324	Google Inc - A Shares (a)	57,334	32,258
			Google Inc - C Shares (a)	18,467	10,312
Automobile Manufacturers - 4.54%					$42,570
Fuji Heavy Industries Ltd	558,100	19,027
Toyota Motor Corp	625,883	42,306	Investment Companies - 1.30%
		$61,333	Investor AB	442,904	17,592

Automobile Parts & Equipment - 2.71%
Bridgestone Corp	556,800	21,359	Iron & Steel - 0.51%
Lear Corp	139,817	15,229	JFE Holdings Inc	273,900	6,852
		$36,588

Banks - 10.53%			Media - 1.61%
BOC Hong Kong Holdings Ltd	3,200,000	11,280	Comcast Corp - Class A	366,173	21,743
JP Morgan Chase & Co	325,309	19,935
KeyCorp	1,184,634	16,502	Mining - 0.76%
Natixis SA	1,498,666	10,829	BHP Billiton PLC	412,758	10,301
Royal Bank of Canada	539,900	33,821
Sumitomo Mitsui Financial Group Inc	377,440	15,039
Wells Fargo & Co	637,418	34,924	Miscellaneous Manufacturing - 1.96%
		$142,330	Danaher Corp	153,943	13,436
			Siemens AG	116,681	13,043
Biotechnology - 3.67%					$26,479
Amgen Inc	145,625	22,968
Gilead Sciences Inc (a)	257,838	26,694	Oil & Gas - 1.72%
		$49,662	ConocoPhillips	237,109	15,460
			Royal Dutch Shell PLC - A Shares	238,718	7,777
Computers - 5.25%					$23,237
Apple Inc	195,239	25,080
DST Systems Inc	175,230	18,625	Pharmaceuticals - 16.32%
Hewlett-Packard Co	214,660	7,479	Cardinal Health Inc	289,399	25,464
Synopsys Inc (a)	236,964	10,998	McKesson Corp	146,864	33,588
Western Digital Corp	82,319	8,806	Mylan Inc/PA (a)	300,979	17,254
		$70,988	Novartis AG	347,774	35,568
			Pfizer Inc	775,910	26,629
Cosmetics & Personal Care - 1.01%			Roche Holding AG	123,699	33,707
Unilever NV - CVA	314,819	13,681	Shire PLC	461,556	37,234
			Teva Pharmaceutical Industries Ltd ADR	195,556	11,151
Electric - 4.00%					$220,595
Huaneng Power International Inc	8,898,000	11,217	Real Estate - 3.33%
Iberdrola SA	2,029,183	13,849	Brookfield Asset Management Inc	396,500	21,520
Korea Electric Power Corp	218,018	8,981	Cheung Kong Holdings Ltd	851,000	16,845
PPL Corp	589,073	20,087	Lend Lease Group	488,312	6,608
		$54,134			$44,973

Electronics - 1.10%			REITS - 0.66%
Omron Corp	336,100	14,865	Extra Space Storage Inc	135,613	8,921

Food - 4.29%			Retail - 4.53%
Aryzta AG (a)	304,158	24,329	Alimentation Couche-Tard Inc	456,900	17,631
Delhaize Group SA	18,370	1,649	Home Depot Inc/The	119,513	13,714
Kroger Co/The	235,811	16,778	Wal-Mart Stores Inc	356,546	29,925
Tyson Foods Inc	367,948	15,200			$61,270
		$57,956
			Software - 5.16%
Gas - 1.54%			Fiserv Inc (a)	180,150	14,065
Gas Natural SDG SA	860,030	20,751	Microsoft Corp	553,915	24,289
			Oracle Corp	716,482	31,396
Healthcare - Services - 1.21%					$69,750
HCA Holdings Inc (a)	228,119	16,320
			Telecommunications - 4.40%
			Belgacom SA	428,876	16,108
Home Builders - 0.59%			Cisco Systems Inc	341,797	10,087
Sekisui House Ltd	595,500	8,019	Nippon Telegraph & Telephone Corp	157,700	9,829
			Orange SA	1,283,207	23,404
					$59,428
Insurance - 7.30%			TOTAL COMMON STOCKS		$1,341,252
Direct Line Insurance Group PLC	3,733,005	18,823
Everest Re Group Ltd	116,595	20,688

See accompanying notes

106

Schedule of Investments Global Opportunities Fund February 28, 2015 (unaudited)

INVESTMENT COMPANIES - 1.26%	Shares Held	Value(000	's)

Publicly Traded Investment Fund - 1.26%
Morgan Stanley Institutional Liquidity Funds -	16,992,062	$16,992
Government Portfolio

TOTAL INVESTMENT COMPANIES	$16,992
Total Investments	$1,358,244
Liabilities in Excess of Other Assets, Net - (0.50)%	$(6,693)
TOTAL NET ASSETS - 100.00%	$1,351,551

(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Country	Percent
United States	51.62%
Japan	10.16%
Switzerland	6.92%
Canada	6.65%
United Kingdom	4.56%
Ireland	2.75%
Spain	2.56%
France	2.53%
Germany	2.37%
Hong Kong	2.09%
Bermuda	1.53%
Belgium	1.31%
Sweden	1.30%
Australia	1.25%
Israel	0.83%
China	0.83%
Korea, Republic Of	0.66%
Netherlands	0.58%
Liabilities in Excess of Other Assets, Net	(0.50)%
TOTAL NET ASSETS	100.00%

See accompanying notes

107

Schedule of Investments
International Small Company Fund
February 28, 2015 (unaudited)

COMMON STOCKS - 97.50%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 1.38%			Distribution & Wholesale - 1.23%
Stroeer Media SE	927	$29	Entertainment One Ltd	6,110	$28
Teleperformance	1,006	78	Inchcape PLC	5,894	67
		$107			$95

Airlines - 0.48%			Diversified Financial Services - 3.99%
Air New Zealand Ltd	17,287	37	Century Tokyo Leasing Corp	1,300	34
			Henderson Group PLC	12,529	50
			Intermediate Capital Group PLC	5,690	43
Apparel - 0.25%			Man Group PLC	23,879	70
Gunze Ltd	7,000	19	Paragon Group of Cos PLC/The	8,988	60
			Plus500 Ltd	2,013	20
Automobile Parts & Equipment - 3.86%			Tokai Tokyo Financial Holdings Inc	4,300	32
Brembo SpA	1,329	50			$309
Calsonic Kansei Corp	7,000	42	Electric - 1.59%
Georg Fischer AG	69	49	DUET Group	28,502	56
Haldex AB	1,820	28	Hera SpA	16,933	41
Norma Group SE	592	32	Iren SpA	19,634	26
Plastic Omnium SA	1,011	31
Stanley Electric Co Ltd	1,300	31			$123
TS Tech Co Ltd	1,300	36	Electrical Components & Equipment - 1.52%
		$299	Fujikura Ltd	10,000	41
			Gamesa Corp Tecnologica SA (a)	3,920	46
Banks - 4.28%			Mabuchi Motor Co Ltd	600	31
77 Bank Ltd/The	9,000	55
Aareal Bank AG (a)	102	5			$118
Banca Popolare di Milano Scarl (a)	33,251	31	Electronics - 2.77%
Bank of Georgia Holdings PLC	744	20	Alps Electric Co Ltd	2,200	50
Bank of the Ryukyus Ltd	1,400	21	Japan Aviation Electronics Industry Ltd	2,000	48
Credito Emiliano SpA	2,815	23	Kaba Holding AG (a)	69	37
Gunma Bank Ltd/The	8,000	57	Minebea Co Ltd	2,000	30
Home Capital Group Inc	1,100	40	Osaki Electric Co Ltd	4,000	28
Keiyo Bank Ltd/The	5,000	29	Siix Corp	900	22
Suruga Bank Ltd	2,400	51			$215
		$332
			Engineering & Construction - 3.94%
Beverages - 1.25%			Arcadis NV	1,599	53
Britvic PLC	4,261	50	COMSYS Holdings Corp	2,500	30
Royal Unibrew A/S (a)	261	47	Keller Group PLC	2,266	36
		$97	Maeda Corp	6,000	47
			NCC AB	1,608	56
Biotechnology - 0.66%			Nippo Corp	3,000	45
Concordia Healthcare Corp	1,000	51	Stantec Inc	1,500	38
					$305
Building Materials - 1.59%			Entertainment - 1.70%
Cementir Holding SpA	3,766	27	Betfair Group PLC (a)	1,457	39
CSR Ltd	14,532	49	Betsson AB (a)	1,328	49
Kingspan Group PLC	2,416	47
		$123	GTECH SpA	2,098	44
					$132
Chemicals - 2.22%
DIC Corp	18,000	52	Food- 1.73%
Nippon Soda Co Ltd	7,000	42	Bakkafrost P/F	1,347	31
Symrise AG	723	46	Greencore Group PLC	12,243	64
Toagosei Co Ltd	7,000	32	Marine Harvest ASA	3,086	39
		$172			$134

Commercial Services - 3.61%			Forest Products & Paper - 3.16%
Ashtead Group PLC	3,323	61	BillerudKorsnas AB	2,737	43
			Interfor Corp (a)	2,800	47
Berendsen PLC	2,674	45	Metsa Board OYJ	3,548	23
G8 Education Ltd	13,963	47	Metsa Board OYJ - Rights (a),(b),(c)	3,548	1
Kanamoto Co Ltd	1,400	39
Loomis AB	1,539	51	Mondi PLC	3,352	69
Northgate PLC	3,806	37	West Fraser Timber Co Ltd	900	49
		$280	Western Forest Products Inc	7,665	13
					$245
Computers - 1.38%
Ingenico	661	73	Hand & Machine Tools - 0.67%
NS Solutions Corp	1,200	34	KUKA AG	667	52
		$107
			Healthcare - Products - 0.75%
Cosmetics & Personal Care - 1.25%			Fisher & Paykel Healthcare Corp Ltd	11,225	58
Lion Corp	7,000	40
Pola Orbis Holdings Inc	1,200	57
		$97	Healthcare - Services - 1.33%
			Korian-Medica	1,238	46

See accompanying notes			108

Schedule of Investments
International Small Company Fund
February 28, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Healthcare - Services (continued)			Oil & Gas (continued)
Orpea	860	$57	RMP Energy Inc (a)	5,700	$21
		$103	TORC Oil & Gas Ltd	2,900	21
			Whitecap Resources Inc	4,000	43
Holding Companies - Diversified - 0.48%					$262
Seiko Holdings Corp	7,000	37
			Oil & Gas Services - 0.10%
Home Builders - 2.31%			BW Offshore Ltd	9,727	8
Bellway PLC	1,920	59
Bovis Homes Group PLC	2,309	34	Packaging & Containers - 0.52%
Galliford Try PLC	2,198	51	Orora Ltd	22,383	40
Redrow PLC	6,301	35

		$179	Pharmaceuticals - 5.14%
Home Furnishings - 1.90%			Almirall SA (a)	2,352	36
Alpine Electronics Inc	1,900	34	BTG PLC (a)	2,869	33
Howden Joinery Group PLC	10,477	75	Hikma Pharmaceuticals PLC	2,100	80
Pace PLC	7,452	38	Ipsen	653	33
		$147	Kaken Pharmaceutical Co Ltd	2,000	59
			Nippon Shinyaku Co Ltd	1,000	34
Insurance - 1.92%			Recordati SpA	2,621	47
Beazley PLC	10,245	46	Sawai Pharmaceutical Co Ltd	400	25
Catlin Group Ltd	4,264	45	Sirtex Medical Ltd	1,255	35
Direct Line Insurance Group PLC	11,524	58	UDG Healthcare PLC	2,190	16
		$149			$398

Internet - 1.52%			Pipelines - 0.32%
Rightmove PLC	1,540	72	AltaGas Ltd	700	25
United Internet AG	1,033	46
		$118
			Private Equity - 0.96%
Investment Companies - 0.65%			3i Group PLC	7,034	54
Leonteq AG (a)	191	50	Aurelius AG	492	20
					$74

Iron & Steel - 1.85%			Real Estate - 5.92%
APERAM SA (a)	1,758	62	CA Immobilien Anlagen AG (a)	2,081	42
BlueScope Steel Ltd (a)	7,708	29
			Castellum AB	2,799	48
Nisshin Steel Co Ltd	3,700	52	Deutsche Annington Immobilien SE	1,112	43
		$143	Grand City Properties SA (a)	1,642	27
Leisure Products & Services - 0.53%			Hemfosa Fastigheter AB	2,148	55
Yamaha Corp	2,400	41	K Wah International Holdings Ltd	44,000	22
			LEG Immobilien AG	813	67
			Sponda OYJ	4,924	25
Machinery - Diversified - 2.37%			ST Modwen Properties PLC	4,364	33
CKD Corp	2,600	24	UOL Group Ltd	8,600	49
Daihen Corp	3,000	15	Wheelock & Co Ltd	9,000	48
Duerr AG	568	61			$459
Sumitomo Heavy Industries Ltd	7,000	44
Tsubakimoto Chain Co	5,000	40	REITS - 4.07%
		$184	Allied Properties Real Estate Investment Trust	1,000	32
			Boardwalk Real Estate Investment Trust	900	43
Media - 0.62%			Daiwa Office Investment Corp	5	29
Cogeco Cable Inc	800	48	Federation Centres	16,881	39
			Great Portland Estates PLC	4,126	51
Mining - 1.52%			Hulic Reit Inc	14	21
Detour Gold Corp (a)	2,100	20	Japan Hotel REIT Investment Corp	65	43
Northern Star Resources Ltd	14,766	27	Segro PLC	8,510	57
Nyrstar NV (a)	9,085	34			$315
OceanaGold Corp	7,600	14	Retail - 4.41%
Rio Alto Mining Ltd (a)	7,300	23
			Aoyama Trading Co Ltd	1,500	50
		$118	Citizen Holdings Co Ltd	3,600	27
Miscellaneous Manufacturing - 0.57%			Dixons Carphone PLC	7,448	51
Aalberts Industries NV	1,421	44	Dollarama Inc	900	45
			Doutor Nichires Holdings Co Ltd	2,200	33
			Pandora A/S	580	53
Office & Business Equipment - 0.37%			Superior Plus Corp	2,700	29
Seiko Epson Corp	800	29	Tsuruha Holdings Inc	800	54
					$342

Oil & Gas - 3.38%			Semiconductors - 1.81%
Bankers Petroleum Ltd (a)	11,700	28
			ams AG	1,307	58
Beach Energy Ltd	14,682	12	Dialog Semiconductor PLC (a)	1,347	59
DCC PLC	1,343	80	Nanoco Group PLC (a)	4,690	7
Parex Resources Inc (a)	3,600	23	Tower Semiconductor Ltd (a)	972	16
Raging River Exploration Inc (a)	5,500	34
					$140

See accompanying notes

109

Schedule of Investments
International Small Company Fund
February 28, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	Portfolio Summary (unaudited)
					Country	Percent
Software - 1.48%					Japan	25.93%
Constellation Software Inc/Canada	200		$67
Net Entertainment NE AB (a)	899		28		United Kingdom	17.98%
Nihon Unisys Ltd	2,000		20		Canada	10.41%
					Germany	7.11%
			$115		Sweden	4.61%
Telecommunications - 1.85%					Australia	4.50%
Freenet AG	1,937		58		France	4.10%
Hitachi Kokusai Electric Inc	3,000		42		Italy	3.72%
PCCW Ltd	68,000		43		Ireland	3.25%
			$143		United States	2.58%
					Switzerland	1.76%
Textiles - 0.23%					Hong Kong	1.48%
Fujibo Holdings Inc	7,000		18		Austria	1.30%
					Denmark	1.28%
Toys, Games & Hobbies - 0.43%					Netherlands	1.25%
Bandai Namco Holdings Inc	1,800		33		New Zealand	1.23%
					Luxembourg	1.15%
					Singapore	1.14%
Transportation - 3.68%					Spain	1.06%
ComfortDelGro Corp Ltd	17,800		38		South Africa	0.88%
Euronav NV (a)	2,767		33
					Belgium	0.86%
Go-Ahead Group PLC	1,160		46		Finland	0.63%
Kawasaki Kisen Kaisha Ltd	16,000		49		Norway	0.60%
Nippon Yusen KK	12,000		36		Bermuda	0.58%
Seino Holdings Co Ltd	4,000		46		Israel	0.46%
TransForce Inc	1,500		37		Faroe Islands	0.41%
			$285		Georgia	0.26%
TOTAL COMMON STOCKS			$7,554		Liabilities in Excess of Other Assets, Net	(0.52)%
INVESTMENT COMPANIES - 2.58%	Shares Held	Value	(000	's)	TOTAL NET ASSETS	100.00%
Publicly Traded Investment Fund - 2.58%
Goldman Sachs Financial Square Funds -	199,745		200
Government Fund

TOTAL INVESTMENT COMPANIES			$200
PREFERRED STOCKS - 0.44%	Shares Held	Value	(000	's)

Machinery - Diversified - 0.44%
Jungheinrich AG	538		34

TOTAL PREFERRED STOCKS			$34
Total Investments			$7,788
Liabilities in Excess of Other Assets, Net - (0.52)%				$(40)
TOTAL NET ASSETS - 100.00%			$7,748

(a) Non-Income Producing Security
(b) Security is Illiquid
(c)			Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. At the end of the period, the fair value of these securities totaled
$1 or 0.01% of net assets.

See accompanying notes

110

Schedule of Investments
Opportunistic Municipal Fund
February 28, 2015 (unaudited)

COMMON STOCKS - 1.83%	Shares Held Value (000's)			Principal
			MUNICIPAL BONDS (continued)	Amount (000's) Value (000's)
Publicly Traded Investment Fund - 1.83%
Market Vectors Short High-Yield Municipal	14,000	$360	Iowa- 3.63%
Index ETF			Iowa Finance Authority
SPDR Nuveen S&P High Yield Municipal	3,040	176	5.00%, 12/01/2019	$1,000	$1,063
Bond ETF
		$536	Louisiana - 4.86%
TOTAL COMMON STOCKS		$536	Juban Crossing Economic Development
	Principal		District
BONDS- 2.97%	Amount (000's) Value (000's)		7.00%, 09/15/2044 (a),(d)	1,000	1,007
U.S. Municipals - 2.97%			Louisiana Public Facilities Authority
Oglala Sioux Tribe			8.38%, 07/01/2039	400	416
5.00%, 10/01/2022 (a)	$350	$352			$1,423
5.75%, 10/01/2025 (a)	500	515
			Maryland - 3.28%
		$867	City of Westminster MD
TOTAL BONDS		$867	6.25%, 07/01/2044	500	532
	Principal		Maryland Economic Development Corp
MUNICIPAL BONDS - 100.67%	Amount (000's) Value (000's)		5.38%, 06/01/2025	390	428
Alabama - 0.52%					$960
Alabama Industrial Development Authority			Missouri - 1.64%
6.45%, 12/01/2023	$150	$151	City of St Louis MO Airport Revenue (credit
			support from NATL-RE)
			5.50%, 07/01/2028 (c)	400	479
California - 36.24%
Abag Finance Authority for Nonprofit Corps
5.00%, 08/01/2043	500	564	New Jersey - 4.79%
California Educational Facilities Authority			Casino Reinvestment Development Authority
5.00%, 10/01/2038 (b)	900	1,008	5.25%, 11/01/2039	250	271
5.00%, 01/01/2039 (b)	1,730	1,925	New Jersey Economic Development
California Statewide Communities			Authority
Development Authority (credit support from			5.63%, 11/15/2030	1,000	1,130
GNMA COLL)					$1,401
4.90%, 07/20/2039 (c)	500	537
California Statewide Financing Authority			New York - 4.58%
6.00%, 05/01/2043	1,000	1,000	Brooklyn Arena Local Development Corp
Golden State Tobacco Securitization Corp			6.25%, 07/15/2040	480	569
5.75%, 06/01/2047	500	427	Build NYC Resource Corp
La Verne Public Financing Authority			5.00%, 01/01/2035 (a)	500	534
7.25%, 09/01/2026	700	702	New York Liberty Development Corp
Morongo Band of Mission Indians/The			5.25%, 10/01/2035	200	239
6.50%, 03/01/2028 (a)	825	938			$1,342
Sacramento Area Flood Control			Oregon - 1.91%
Agency (credit support from BAM)			Warm Springs Reservation Confederated
5.00%, 10/01/2039 (c)	500	571
			Tribe
San Diego Community College District			6.38%, 11/01/2033	500	558
5.25%, 08/01/2033 (b)	1,050	1,214
University of California
5.25%, 05/15/2039 (b)	1,500	1,716	Pennsylvania - 6.44%
		$10,602	Allegheny County Industrial Development
			Authority
Florida - 3.11%			6.00%, 07/15/2038	400	413
Orange County Housing Finance Authority			City of Scranton PA
7.00%, 10/01/2025	500	501	8.50%, 09/01/2022	200	211
Orange County Industrial Development			Pennsylvania Economic Development
Authority/FL			Financing Authority
8.00%, 07/01/2036 (a)	400	410	6.00%, 06/01/2031	500	500
		$911	Pottsville Hospital Authority/PA
Georgia - 2.01%			6.50%, 07/01/2028	700	760
City of Atlanta GA					$1,884
7.38%, 01/01/2031	500	589	Texas- 10.45%
			Central Texas Turnpike System
Illinois - 3.85%			5.00%, 08/15/2042	500	550
State of Illinois			City of Houston TX Airport System Revenue
5.50%, 07/01/2027	1,000	1,127	4.50%, 07/01/2020	1,000	1,074
			Gregg County Health Facilities Development
			Corp
Indiana - 2.25%			5.00%, 10/01/2016	400	408
Indiana Finance Authority			Texas Private Activity Bond Surface
5.00%, 10/01/2044	300	322	Transportation Corp
Town of Shoals IN			6.88%, 12/31/2039	550	654
7.25%, 11/01/2043	300	337	7.00%, 12/31/2038	300	374
		$659			$3,060

See accompanying notes

111

			Schedule of Investments
			Opportunistic Municipal Fund
			February 28, 2015 (unaudited)

Principal
MUNICIPAL BONDS (continued)	Amount (000's) Value (000's)

Virginia - 5.67%
County of Botetourt VA
6.00%, 07/01/2044	$1,000		$1,016
Fairfax County Economic Development
Authority
5.00%, 12/01/2042	300		305
Fairfax County Industrial Development
Authority
5.00%, 05/15/2035 (b)	300		340
			$1,661

Washington - 0.90%
Port of Seattle Industrial Development Corp
5.00%, 04/01/2030	250		262

Wisconsin - 4.54%
Public Finance Authority
5.25%, 04/01/2030	600		614
6.00%, 07/15/2042	665		715
			$1,329
TOTAL MUNICIPAL BONDS			$29,461
Total Investments			$30,864
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (10.47)%
Notes with interest rates of 0.03% - 0.04% at	$(3,065	) $	(3,065)
February 28, 2015 and contractual maturity of
collateral from 2017-2020.(e)
Total Net Investments			$27,799
Other Assets in Excess of Liabilities, Net - 5.00%			$1,464
TOTAL NET ASSETS - 100.00%			$29,263

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $3,756 or 12.84% of net assets.
(b)	Security or portion of underlying security related to Inverse Floaters entered into by the Fund. See Notes to Financial Statements for additional information.
(c)	Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(d)	Security purchased on a when-issued basis.
(e)	Floating rate securities. The interest rate(s) shown reflect the rates in effect at February 28, 2015

Portfolio Summary (unaudited)

Sector	Percent
Revenue Bonds	82.61%
General Obligation Unlimited	8.72%
Insured	5.43%
Government	2.96%
Tax Allocation	2.01%
Prerefunded	1.91%
Exchange Traded Funds	1.83%
Liability For Floating Rate Notes Issued	(10.47)%
Other Assets in Excess of Liabilities, Net	5.00%
TOTAL NET ASSETS	100.00%

See accompanying notes

112

Schedule of Investments
Origin Emerging Markets Fund
February 28, 2015 (unaudited)

COMMON STOCKS - 88.85%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Advertising - 0.60%			Food - 1.12%
Smiles SA	8,979	$150	SPAR Group Ltd/The	18,261	$280

Agriculture - 0.62%			Forest Products & Paper - 0.99%
KT&G Corp	2,135	156	Mondi PLC	12,100	248

Airlines - 0.28%			Home Furnishings - 1.18%
Air Arabia PJSC	160,160	71	Steinhoff International Holdings Ltd	51,427	297

Automobile Manufacturers - 3.22%			Insurance - 2.66%
Great Wall Motor Co Ltd	8,000	51	People's Insurance Co Group of China Ltd	516,500	267
Tata Motors Ltd ADR	15,352	756	PICC Property & Casualty Co Ltd	136,727	293
		$807	Porto Seguro SA	9,643	106
					$666
Automobile Parts & Equipment - 0.84%
Halla Visteon Climate Control Corp	5,400	210	Internet - 7.17%
			Baidu Inc ADR (b)	1,136	232
			Com2uSCorp (b)	1,144	185
Banks - 18.75%			MercadoLibre Inc	996	130
Abu Dhabi Commercial Bank PJSC	25,000	52	Qihoo 360 Technology Co Ltd ADR(b)	2,961	135
Banco do Brasil SA	42,092	352	Tencent Holdings Ltd	63,825	1,114
Bank of China Ltd	1,213,718	698			$1,796
Bank Rakyat Indonesia Persero Tbk PT	616,744	614
China CITIC Bank Corp Ltd	917,485	695	Machinery - Diversified - 2.25%
China Construction Bank Corp	435,903	362	CSR Corp Ltd	304,970	395
China Merchants Bank Co Ltd	170,230	388	Hollysys Automation Technologies Ltd	9,110	170
China Minsheng Banking Corp Ltd	382,406	462			$565
Industrial & Commercial Bank of China Ltd	527,953	386
Kasikornbank PCL	45,060	301	Metal Fabrication & Hardware - 0.74%
Siam Commercial Bank PCL/The (a)	73,766	387	Catcher Technology Co Ltd	4,093	186
		$4,697
			Mining - 1.72%
Building Materials - 1.01%			KGHM Polska Miedz SA	4,391	143
China Resources Cement Holdings Ltd	274,857	163	MMC Norilsk Nickel OJSC ADR	15,994	289
China Singyes Solar Technologies Holdings	67,086	89
Ltd (b)					$432
		$252	Miscellaneous Manufacturing - 2.02%
			Largan Precision Co Ltd	2,233	190
Commercial Services - 5.23%			Sunny Optical Technology Group Co Ltd	191,925	317
Cielo SA	11,883	187
Estacio Participacoes SA	15,826	108			$507
Kroton Educacional SA	50,433	184	Oil & Gas - 1.60%
OHL Mexico SAB de CV (b)	62,832	130	PetroChina Co Ltd	161,080	188
Qualicorp SA (b)	30,014	275	Sasol Ltd	5,900	213
WuXi PharmaTech Cayman Inc ADR(b)	7,476	299			$401
Zhejiang Expressway Co Ltd	103,300	127
		$1,310	Pharmaceuticals - 1.83%
			Sino Biopharmaceutical Ltd	483,582	459
Computers - 2.63%
Asustek Computer Inc (c)	3,241	168
Lenovo Group Ltd	318,897	491	Real Estate - 2.76%
		$659	Bumi Serpong Damai Tbk PT	821,875	141
			China Overseas Land & Investment Ltd	105,285	321
Diversified Financial Services - 2.58%			Highwealth Construction Corp	24,164	51
Coronation Fund Managers Ltd	47,133	418	Shimao Property Holdings Ltd	84,205	179
Fubon Financial Holding Co Ltd	84,328	150			$692
Taishin Financial Holding Co Ltd	183,851	79
		$647	Retail - 1.17%
			Foschini Group Ltd/The	11,126	158
Electric - 3.44%			Lojas Renner SA	4,600	136
China Resources Power Holdings Co Ltd	215,114	570			$294
Huaneng Power International Inc	230,590	291
		$861	Semiconductors - 10.37%
			Advanced Semiconductor Engineering Inc	41,630	296
Electronics - 2.35%			ADR
AAC Technologies Holdings Inc	49,600	328	Novatek Microelectronics Corp	9,187	49
Hon Hai Precision Industry Co Ltd	27,306	150	Realtek Semiconductor Corp	22,249	69
Pegatron Corp	17,293	47	Samsung Electronics Co Ltd	1,321	819
Zhen Ding Technology Holding Ltd	20,954	65	Taiwan Semiconductor Manufacturing Co Ltd	53,381	1,309
		$590	ADR
			Vanguard International Semiconductor Corp	32,020	56
Engineering & Construction - 0.71%					$2,598
KEPCO Plant Service & Engineering Co Ltd	2,108	177
			Software - 2.67%
			NetEase Inc ADR	6,680	668

See accompanying notes

113

Schedule of Investments Origin Emerging Markets Fund February 28, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)
Telecommunications - 4.19%
China Mobile Ltd	67,743	$919
Turkcell Iletisim Hizmetleri AS (b)	24,656	130
		$1,049
Water - 2.15%
Guangdong Investment Ltd	417,925	538

TOTAL COMMON STOCKS		$22,263
Total Investments		$22,263
Other Assets in Excess of Liabilities, Net - 11.15%		$2,793
TOTAL NET ASSETS - 100.00%		$25,056

(a)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. At the end of the period, the fair value of these securities totaled $387 or 1.54% of net assets.
(b)	Non-Income Producing Security
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $168 or 0.67% of net assets.

Portfolio Summary (unaudited)

Country	Percent
China	31.40%
Hong Kong	12.93%
Taiwan, Province Of China	11.43%
South Africa	6.44%
Korea, Republic Of	6.18%
Brazil	5.97%
India	3.02%
Indonesia	3.01%
Thailand	2.74%
United States	1.96%
Russian Federation	1.15%
Poland	0.57%
Turkey	0.52%
Argentina	0.52%
Mexico	0.52%
United Arab Emirates	0.49%
Other Assets in Excess of Liabilities, Net	11.15%
TOTAL NET ASSETS	100.00%

See accompanying notes

114

Schedule of Investments
Preferred Securities Fund
February 28, 2015 (unaudited)

INVESTMENT COMPANIES - 5.85%	Shares Held	Value	(000	's)	PREFERRED STOCKS (continued)	Shares Held Value (000's)

Publicly Traded Investment Fund - 5.85%					Diversified Financial Services (continued)
Cash Account Trust - Government & Agency	291,043,942		$291,044		General Electric Capital Corp 4.88% (b)	305,666	$7,752
Portfolio - Government Cash Managed					General Electric Capital Corp 4.88% (b)	90,187	2,294
Goldman Sachs Financial Square Funds -	7,281,297		7,281		Merrill Lynch Capital Trust I (b)	320,975	8,262
Government Fund (a)					Merrill Lynch Capital Trust II	133,014	3,412
			$298,325		Merrill Lynch Preferred Capital Trust V (b)	101,682	2,643
TOTAL INVESTMENT COMPANIES			$298,325		Morgan Stanley Capital Trust III (b)	350,547	8,914
					Morgan Stanley Capital Trust IV (b)	513,972	13,132
CONVERTIBLE PREFERRED STOCKS -					Morgan Stanley Capital Trust V (b)	421,339	10,656
0.89%	Shares Held	Value	(000	's)
					Morgan Stanley Capital Trust VI	330,421	8,485
Banks - 0.89%					Morgan Stanley Capital Trust VII (b)	204,827	5,287
Wells Fargo & Co	37,599		45,307		Morgan Stanley Capital Trust VIII	97,505	2,500
					PreferredPlus TR-CCR1 5.75%; Series GSG2	17,801	451
TOTAL CONVERTIBLE PREFERRED STOCKS			$45,307				$76,618
PREFERRED STOCKS - 38.57%	Shares Held	Value	(000	's)
					Electric - 2.10%
Banks - 13.55%					Alabama Power Co (b)	89,000	2,465
AgriBank FCB	61,700		6,475		DTE Energy Co 5.25% (b)	313,300	7,836
Bank of America Corp 6.38%; Series III (b)	26,378		669		Duke Energy Corp (b)	364,249	9,124
Bank of America Corp 6.63%; Series I	201,813		5,360		Entergy Arkansas Inc 4.90%	241,096	5,943
Bank of New York Mellon Corp/The	139,534		3,466		Entergy Arkansas Inc 5.75% (b)	35,363	900
Barclays Bank PLC 7.10%	1,014,169		26,571		Entergy Louisiana LLC 4.70%	165,100	3,920
Barclays Bank PLC 7.75%	607,340		15,991		Entergy Louisiana LLC 5.25% (b)	239,500	6,079
Barclays Bank PLC 8.13%	259,020		6,898		Entergy Louisiana LLC 5.88%	1,981	52
Capital One Financial Corp (b)	573,401		14,410		Entergy Mississippi Inc	18,689	486
Citigroup Inc 6.88%; Series K (b)	444,793		11,934		Entergy New Orleans Inc	3,379	84
Citigroup Inc 6.88%; Series L (b)	9,618		254		Entergy Texas Inc	15,618	410
City National Corp/CA	208,392		5,120		Georgia Power Co 6.50%	92,300	9,922
CoBank ACB 6.13%	8,000		760		Gulf Power Co 6.00%	60,914	6,071
CoBank ACB 6.20%	65,000		6,555		Gulf Power Co 6.45%	4,600	466
Countrywide Capital V	218,131		5,610		Interstate Power & Light Co	485,100	12,399
Countrywide Financial Corp (b)	682,448		17,614		NextEra Energy Capital Holdings Inc 5.00%	497,093	11,905
Cullen/Frost Bankers Inc	281,621		6,970		(b)
Deutsche Bank Capital Funding Trust VIII	343,232		8,770		NextEra Energy Capital Holdings Inc - Series	327,465	8,291
Deutsche Bank Contingent Capital Trust II (b)	2,083,257		56,144		G
Deutsche Bank Contingent Capital Trust III	528,498		14,777		NextEra Energy Capital Holdings Inc - Series	170,585	4,350
FirstMerit Corp (b)	331,400		8,239		H (b)
Goldman Sachs Group Inc/The	774,944		19,327		NextEra Energy Capital Holdings Inc - Series	668,456	16,210
HSBC Holdings PLC 6.20%	1,047,474		27,035		I (b)
HSBC Holdings PLC 8.00%	568,600		14,954				$106,913
HSBC USA Inc 2.86% (b)	825,139		41,669
HSBC USA Inc 4.50%	1,136,198		28,973		Food - 0.02%
					Dairy Farmers of America Inc (c)	12,000	1,250
HSBC USA Inc 6.50%	2,085,705		53,498
ING Groep NV 6.13%	57,950		1,480		Hand & Machine Tools - 0.56%
ING Groep NV 6.38%	834,730		21,219		Stanley Black & Decker Inc (b)	1,093,651	28,544
ING Groep NV 7.05%	1,019,994		26,132
ING Groep NV 7.20%	165,000		4,242
ING Groep NV 7.38%	853,296		22,169		Insurance - 8.47%
JP Morgan Chase & Co	57,122		1,386		Aegon NV 4.00%	66,900	1,632
Lloyds Banking Group PLC	130,471		3,387		Aegon NV 6.38%	975,042	24,854
M&T Bank Corp - Series A	5,400		5,457		Aegon NV 6.50%	246,814	6,343
M&T Bank Corp - Series C	7,150		7,221		Aegon NV 8.00%	63,317	1,796
Morgan Stanley - Series E (b)	24,282		684		Aflac Inc	1,088,662	27,521
PNC Financial Services Group Inc/The	1,723,683		49,039		Allstate Corp/The 5.10%	540,300	14,356
					Allstate Corp/The 6.25% (b)	181,500	4,835
Royal Bank of Scotland Group PLC 5.75%;	596,429		14,368
Series L					Allstate Corp/The 6.63%; Series E	380,000	10,347
					American Financial Group Inc/OH 5.75% (b)	441,328	11,369
Royal Bank of Scotland Group PLC 6.35%;	7,755		195
Series N					American Financial Group Inc/OH 6.25%	250,786	6,478
Royal Bank of Scotland Group PLC 6.75%;	207,600		5,269		Arch Capital Group Ltd	699,190	19,382
Series Q					Aspen Insurance Holdings Ltd 5.95%	936,500	24,143
State Street Corp 6.00%	89,000		2,263		Aspen Insurance Holdings Ltd 7.25%	143,802	3,825
State Street Corp 5.25%; Series C	1,425,192		34,333		Axis Capital Holdings Ltd 5.50%	161,098	3,876
State Street Corp 5.90%; Series D	241,300		6,460		Axis Capital Holdings Ltd 6.88%	2,072,850	56,838
TCF Financial Corp (b)	229,123		6,186		Delphi Financial Group Inc 7.38%	527,604	13,174
US Bancorp/MN - Series A	6,703		5,496		Hartford Financial Services Group Inc/The	1,014,436	30,697
US Bancorp/MN - Series G	2,083,302		56,728		PartnerRe Ltd 5.88%	15,416	393
Wells Fargo & Co 5.85%	125,027		3,231		PartnerRe Ltd 6.50%	124,521	3,211
Wells Fargo & Co 6.63%	236,676		6,596		PartnerRe Ltd 7.25%	13,798	371
			$691,584		PLC Capital Trust V	248,554	6,293
					Protective Life Corp 6.00%	20,311	523
Diversified Financial Services - 1.50%					Protective Life Corp 6.25%	336,151	8,881
Affiliated Managers Group Inc 5.25%	77,887		2,009		Prudential PLC 6.50%	92,849	2,437
Affiliated Managers Group Inc 6.38% (b)	15,188		397		Prudential PLC 6.75%	174,600	4,592
Charles Schwab Corp/The (b)	12,535		333		Reinsurance Group of America Inc	577,300	16,794
Citigroup Capital XIII	3,421		91		RenaissanceRe Holdings Ltd - Series C	178,371	4,477

See accompanying notes

115

Schedule of Investments
Preferred Securities Fund
February 28, 2015 (unaudited)

PREFERRED STOCKS (continued)	Shares Held Value (000's)				Principal

Insurance (continued)			BONDS	- 53.54%	Amount (000's) Value (000's)
RenaissanceRe Holdings Ltd - Series E	654,975	$15,942	Banks	- 25.20%
Torchmark Corp	472,900	11,941		Abbey National Capital Trust I
WR Berkley Corp (b)	1,266,122	31,488		8.96%, 12/31/2049	$18,288	$23,454
XLIT Ltd	76,419	63,261		ABN AMRO Bank NV
		$432,070		6.25%, 09/13/2022 (f)	10,000	10,900
				BAC Capital Trust XIII
Media - 0.24%				4.00%, 12/29/2049 (f)	33,564	26,180
Comcast Corp (b)	482,893	12,386
				Banco do Brasil SA/Cayman
				9.00%, 06/29/2049 (c)	27,218	22,999
REITS - 5.44%				Bank of America Corp
Boston Properties Inc (b)	9,289	230		6.50%, 10/29/2049 (f)	50,000	52,984
Digital Realty Trust Inc - Series E	544,076	14,489		8.13%, 12/29/2049 (f)	21,770	23,430
Digital Realty Trust Inc - Series F (b)	3,856	102		Barclays PLC
Digital Realty Trust Inc - Series G (b)	88,022	2,165		6.63%, 06/29/2049 (f)	34,178	33,378
Digital Realty Trust Inc - Series H (b)	137,911	3,838		8.25%, 12/29/2049 (f)	46,600	49,732
Health Care REIT Inc (b)	617,185	16,473		BNP Paribas SA
Hospitality Properties Trust 7.13%; Series D	411,113	11,005		7.20%, 06/29/2049 (c)	9,300	11,183
Kimco Realty Corp 5.50% (b)	687,039	16,901		BPCE SA
Kimco Realty Corp 6.00% (b)	668,300	17,777		5.70%, 10/22/2023 (c)	6,000	6,658
Kimco Realty Corp 6.90% (b)	338,815	8,823		CBA Capital Trust II
National Retail Properties Inc	455,621	12,069		6.02%, 03/29/2049 (c)	3,400	3,519
Prologis Inc - Series Q	127,700	8,302		Citigroup Inc
PS Business Parks Inc (b)	380,000	9,447		5.90%, 12/29/2049	200	201
PS Business Parks Inc - Series R	126,911	3,289		5.95%, 12/29/2049	5,000	5,063
PS Business Parks Inc - Series S	51,615	1,368		Cooperatieve Centrale Raiffeisen-
PS Business Parks Inc - Series T	83,128	2,140		Boerenleenbank BA/Netherlands
PS Business Parks Inc - Series U (b)	522,724	13,011		11.00%, 12/29/2049 (c),(f)	66,357	85,870
Public Storage Inc 5.88%; Series A (b)	237,401	6,094		Corestates Capital III
Public Storage Inc 5.20%; Series X (b)	70,407	1,743		0.83%, 02/15/2027 (c),(f)	10,200	8,823
Public Storage Inc 5.75%; Series T	222,900	5,677		Countrywide Capital III
Public Storage Inc 5.90%; Series S	56,048	1,438		8.05%, 06/15/2027	6,312	7,987
Public Storage Inc 6.00%; Series Z	580,214	15,149		Credit Agricole SA
Public Storage Inc 6.35%; Series R	746,442	19,788		7.88%, 01/29/2049 (c)	8,000	8,416
Public Storage Inc 6.38%; Series Y	131,181	3,529		8.38%, 12/31/2049 (c),(f)	13,350	15,853
Public Storage Inc 6.50%; Series Q	6,594	178		Credit Suisse AG
Realty Income Corp - Series F (b)	853,083	22,820		6.50%, 08/08/2023 (c)	51,136	57,933
Regency Centers Corp 6.00% (b)	441,029	11,163		Credit Suisse Group AG
Regency Centers Corp 6.63%	230,854	6,178		6.25%, 12/29/2049 (c),(f)	17,800	17,638
Senior Housing Properties Trust (b)	113,931	2,839		6.25%, 12/29/2049	475	471
Ventas Realty LP / Ventas Capital Corp	206,348	5,254		7.50%, 12/29/2049 (c),(f)	19,150	20,538
Vornado Realty Trust - Series I	98,892	2,532		Credit Suisse Group Guernsey I Ltd
Vornado Realty Trust - Series J (b)	174,963	4,682		7.88%, 02/24/2041 (f)	3,900	4,129
Vornado Realty Trust - Series K	869,353	22,186		Fifth Third Bancorp
Vornado Realty Trust - Series L	191,155	4,677		5.10%, 12/29/2049 (f)	5,100	4,817
		$277,356		First Chicago NBD Institutional Capital I
				0.80%, 02/01/2027 (f)	2,300	1,955
Savings & Loans - 0.42%				First Empire Capital Trust I
Astoria Financial Corp (b)	106,851	2,716
First Niagara Financial Group Inc (b)	683,819	18,573		8.23%, 02/01/2027	13,750	13,880
				First Empire Capital Trust II
		$21,289		8.28%, 06/01/2027	4,500	4,573
Sovereign - 1.10%				First Union Capital II
Farm Credit Bank of Texas 10.00%	23,800	29,690		7.95%, 11/15/2029	3,700	5,054
Farm Credit Bank of Texas 6.75% (c)	258,000	26,687		Fleet Capital Trust V
				1.24%, 12/18/2028 (f)	2,500	2,050
		$56,377
				Goldman Sachs Group Inc/The
Telecommunications - 5.17%				5.70%, 12/29/2049 (f)	41,795	43,153
Centaur Funding Corp (c),(d)	28,000	22,348		HSBC Capital Funding LP/Jersey
Centaur Funding Corp 9.08% (c),(e)	70,576	87,779		10.18%, 12/29/2049 (c),(f)	29,900	45,074
Qwest Corp 6.13%	885,400	21,781		HSBC USA Capital Trust I
Qwest Corp 6.88%	258,100	6,829		7.81%, 12/15/2026 (c)	300	303
Qwest Corp 7.00% (b)	520,255	13,750		HSBC USA Capital Trust II
Qwest Corp 7.00% (b)	253,178	6,661		8.38%, 05/15/2027 (c)	630	638
Qwest Corp 7.38%	481,420	12,686		HSBC USA Capital Trust III
Qwest Corp 7.50%	949,111	25,711		7.75%, 11/15/2026	7,200	7,230
Telephone & Data Systems Inc 6.63%	277,407	7,093		JP Morgan Chase & Co
Telephone & Data Systems Inc 6.88% (b)	2,899	73		6.13%, 12/29/2049 (f)	22,000	22,781
Telephone & Data Systems Inc 7.00% (b)	1,208,015	30,949		6.75%, 01/29/2049 (f)	118,707	128,166
United States Cellular Corp (b)	118,184	3,008		JP Morgan Chase Capital XXI
Verizon Communications Inc	942,517	25,118		1.20%, 02/02/2037 (f)	8,131	6,728
		$263,786		KeyCorp Capital III
TOTAL PREFERRED STOCKS		$1,968,173		7.75%, 07/15/2029	3,500	4,450
				Lloyds Banking Group PLC
				6.41%, 01/29/2049 (c)	34,174	38,531

See accompanying notes

116

Schedule of Investments
Preferred Securities Fund
February 28, 2015 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Banks (continued)			Hand & Machine Tools - 0.26%
Lloyds Banking Group PLC (continued)			Stanley Black & Decker Inc
6.66%, 01/29/2049(c)	$32,281	$36,316	5.75%, 12/15/2053	$12,250	$13,307
7.50%, 04/30/2049 (f)	25,198	26,395
M&T Bank Corp
6.45%, 12/29/2049 (f)	6,615	7,144	Insurance - 19.58%
			ACE Capital Trust II
6.88%, 12/29/2049	41,800	42,845	9.70%, 04/01/2030	5,490	8,180
Morgan Stanley
5.45%, 07/29/2049 (f)	11,100	11,358	Aegon NV
			2.17%, 07/29/2049 (f)	2,648	2,194
Nordea Bank AB
5.50%, 09/29/2049 (c),(f)	4,000	4,110	AIG Life Holdings Inc
			7.57%, 12/01/2045 (c)	25,815	34,203
5.50%, 09/29/2049 (f)	1,200	1,233
6.13%, 12/29/2049 (c),(f)	7,500	7,725	8.50%, 07/01/2030	30,200	41,742
			Allstate Corp/The
PNC Financial Services Group Inc/The			5.75%, 08/15/2053 (f)	7,600	8,216
6.75%, 07/29/2049(f)	44,035	48,747
RBS Capital Trust IV			6.50%, 05/15/2067	12,505	14,193
2.06%, 09/29/2049 (f)	11,167	11,156	American International Group Inc
Royal Bank of Scotland Group PLC			8.18%, 05/15/2068	1,500	2,077
7.65%, 08/29/2049 (f)	15,480	19,350	Aon Corp
Societe Generale SA			8.21%, 01/01/2027	4,500	5,869
1.01%, 12/29/2049 (c),(f)	5,750	5,290	AXA SA
			6.38%, 12/29/2049 (c),(f)	21,968	24,461
7.88%, 12/29/2049 (c),(f)	6,500	6,589
7.88%, 12/29/2049 (f)	15,000	15,206	8.60%, 12/15/2030	13,565	18,827
8.25%, 09/29/2049 (f)	50,250	53,391	Catlin Insurance Co Ltd
			7.25%, 07/29/2049 (c)	46,496	45,627
8.75%, 10/29/2049	26,112	26,295	Dai-ichi Life Insurance Co Ltd/The
Standard Chartered PLC			5.10%, 10/29/2049 (c),(f)	12,300	13,130
0.50%, 07/29/2049 (f)	2,000	1,220
			7.25%, 12/29/2049 (c)	13,250	15,618
7.01%, 07/29/2049 (c)	19,350	21,479
			Everest Reinsurance Holdings Inc
State Street Capital Trust IV			6.60%, 05/01/2067 (f)	34,120	35,144
1.24%, 06/01/2077 (f)	600	504
Wells Fargo & Co			Great-West Life & Annuity Insurance Capital
5.87%, 12/29/2049 (f)	47,800	50,310	LP
			6.63%, 11/15/2034 (c)	7,000	8,113
7.98%, 12/31/2049 (f)	57,100	62,382
			Great-West Life & Annuity Insurance Capital
		$1,285,767	LP II
Chemicals - 0.49%			7.15%, 05/16/2046 (c),(f)	8,750	9,056
Sinochem Global Capital Co Ltd			Hartford Financial Services Group Inc/The
5.00%, 12/29/2049 (c),(f)	24,450	25,214	8.13%, 06/15/2068 (f)	3,700	4,218
			Liberty Mutual Group Inc
			7.00%, 03/07/2067 (c),(f)	16,938	17,256
Diversified Financial Services - 3.92%			7.80%, 03/07/2087 (c)	45,963	55,156
American Express Co			Lincoln National Corp
6.80%, 09/01/2066 (f)	9,094	9,588
			6.05%, 04/20/2067 (f)	27,905	27,050
Charles Schwab Corp/The			MetLife Capital Trust IV
7.00%, 02/28/2049 (f)	27,158	31,911
			7.88%, 12/15/2067 (c)	19,020	24,393
Citigroup Capital III			MetLife Capital Trust X
7.63%, 12/01/2036	2,700	3,500	9.25%, 04/08/2068 (c)	27,375	40,104
GE Capital Trust I			MetLife Inc
6.38%, 11/15/2067	18,008	19,606	10.75%, 08/01/2069	2,000	3,338
General Electric Capital Corp			Mitsui Sumitomo Insurance Co Ltd
6.25%, 12/31/2049 (f)	49,095	54,557
			7.00%, 03/15/2072 (c)	3,375	3,974
6.38%, 11/15/2067 (f)	10,615	11,546
7.13%, 12/29/2049 (f)	56,500	66,529	MMI Capital Trust I
			7.63%, 12/15/2027	1,073	1,306
Glen Meadow Pass-Through Trust			Nationwide Financial Services Inc
6.51%, 02/12/2067 (c),(f)	785	737
			6.75%, 05/15/2067	68,095	71,670
MBNA Capital B			Nippon Life Insurance Co
1.05%, 02/01/2027 (f)	2,500	2,050
			5.10%, 10/16/2044 (c),(f)	14,900	15,869
		$200,024	Provident Financing Trust I
Electric - 2.82%			7.41%, 03/15/2038	37,750	44,811
Electricite de France SA			Prudential Financial Inc
5.25%, 01/29/2049 (c),(f)	59,880	63,473	5.63%, 06/15/2043(f)	76,965	81,390
5.63%, 12/29/2049(c),(f)	6,000	6,495	5.88%, 09/15/2042 (f)	11,675	12,581
Integrys Energy Group Inc			Prudential PLC
6.11%, 12/01/2066 (f)	582	577	6.50%, 06/29/2049	14,123	14,405
NextEra Energy Capital Holdings Inc			7.75%, 01/29/2049	4,800	5,124
6.65%, 06/15/2067 (f)	2,000	2,000	QBE Capital Funding III Ltd
7.30%, 09/01/2067 (f)	17,750	18,726	7.25%, 05/24/2041(c),(f)	80,745	89,223
PPL Capital Funding Inc			Sirius International Group Ltd
6.70%, 03/30/2067 (f)	4,875	4,814	7.51%, 05/29/2049 (c),(f)	1,175	1,234
RWE AG			Sompo Japan Insurance Inc
7.00%, 10/12/2072 (f)	44,200	47,960	5.33%, 03/28/2073 (c),(f)	60,300	64,898
		$144,045	Sumitomo Life Insurance Co
			6.50%, 09/20/2073 (c),(f)	15,500	17,864

See accompanying notes

117

		Schedule of Investments
		Preferred Securities Fund
		February 28, 2015 (unaudited)

Principal
BONDS (continued)	Amount (000's) Value (000's)

Insurance (continued)
Swiss Re Capital I LP
6.85%, 05/29/2049 (c),(f)	$35,620	$37,383
Voya Financial Inc
5.65%, 05/15/2053(f)	36,851	38,233
ZFS Finance USA Trust II
6.45%, 12/15/2065 (c),(f)	18,850	19,802
ZFS Finance USA Trust V
6.50%, 05/09/2067 (c)	19,683	20,938
		$998,870

Pipelines - 0.48%
DCP Midstream LLC
5.85%, 05/21/2043 (c),(f)	15,865	12,732
5.85%, 05/21/2043 (f)	3,000	2,407
TransCanada PipeLines Ltd
6.35%, 05/15/2067 (f)	9,425	9,072
		$24,211

Telecommunications - 0.12%
Koninklijke KPN NV
7.00%, 03/28/2073 (c),(f)	5,800	6,293

Transportation - 0.67%
BNSF Funding Trust I
6.61%, 12/15/2055 (f)	30,550	34,227

TOTAL BONDS		$2,731,958
TOTAL PURCHASED OPTIONS - 0.68%		$34,555
Total Investments		$5,078,318
Other Assets in Excess of Liabilities, Net - 0.47%		$23,952
TOTAL NET ASSETS - 100.00%		$5,102,270

(a)	Security was purchased with the cash proceeds from securities loans.
(b)	Security or a portion of the security was on loan at the end of the period.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,236,795 or 24.24% of net assets.
(d)	Non-Income Producing Security
(e)	Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.
(f)	Variable Rate. Rate shown is in effect at February 28, 2015.

Portfolio Summary (unaudited)

Sector	Percent
Financial	78.97%
Exchange Traded Funds	5.85%
Communications	5.53%
Utilities	4.92%
Industrial	1.49%
Government	1.10%
Purchased Options	0.68%
Basic Materials	0.49%
Energy	0.48%
Consumer, Non-cyclical	0.02%
Other Assets in Excess of Liabilities, Net	0.47%
TOTAL NET ASSETS	100.00%

See accompanying notes

118

Schedule of Investments Preferred Securities Fund February 28, 2015 (unaudited)

Affiliated Securities	August 31, 2014 Shares	August 31, 2014 Cost	Purchases Shares	Purchases Cost	Sales Shares	Sales Proceeds	February 28, 2015 Shares	February 28, 2015 Cost
Centaur Funding Corp 9.08%	47,903	$55,409	22,673	$28,386	—	$—	70,576	$83,795
		$55,409		$28,386		$–		$83,795

	Income			Realized Gain/Loss on Investments		Realized Gain from Capital Gain Distributions
Centaur Funding Corp 9.08%		$1,106	$		—	$		—
		$1,106	$		—	$		—
Amounts in thousands except shares

Options

Purchased Options Outstanding	Exercise Price	Expiration Date	Contracts		Upfront Premiums Paid/(Received)	Fair Value	Unrealized Appreciation/(Depreciation)
Call - US Long Bond Future; June 2015	$166.00	03/30/2015		9,292	$6,703	$7,549		$846
Put - S&P 500 Index	$159.00	03/30/2015		9,292	19,502	10,453		(9,049)
Put - S&P 500 Index	$155.00	03/30/2015		9,292	7,398	3,049		(4,349)
Put - US Long Bond Future; June 2015	$160.00	03/30/2015		9,292	23,989	13,504		(10,485)
Total					$57,592	$34,555		$(23,037)

Written Options Outstanding	Exercise Price	Expiration Date	Contracts		Upfront Premiums Paid/(Received)	Fair Value	Unrealized Appreciation/(Depreciation)
Call - S&P 500 Index	$165.00	03/30/2015		9,292	$(8,687)	$(9,727)		$(1,040)
Put - S&P 500 Index	$156.00	03/30/2015		27,876	(28,585)	(12,632)		15,953
Total					$(37,272)	$(22,359)		$14,913

Amounts in thousands except contracts

See accompanying notes

119

Schedule of Investments
Real Estate Allocation Fund
February 28, 2015 (unaudited)

INVESTMENT COMPANIES - 100.00%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class - 100.00%
Global Real Estate Securities Fund (a)		8,807		$85
Real Estate Debt Income Fund (a)		7,055		70
				$155
TOTAL INVESTMENT COMPANIES				$155
Total Investments				$155
Liabilities in Excess of Other Assets, Net - 0.00%				$—
TOTAL NET ASSETS - 100.00%				$155

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)
Fund Type				Percent
International Equity Funds				54.84%
Fixed Income Funds				45.16%
Liabilities in Excess of Other Assets, Net				0.00%
TOTAL NET ASSETS			100.00%

August 31,		August 31,							February 28, 2015 Shares	February 28, 2015 Cost
Affiliated Securities	2014	2014		Purchases	Purchases	Sales	Sales
Shares		Cost		Shares	Cost	Shares	Proceeds
Global Real Estate Securities Fund	— $	—		9,514	$91	707		$6	8,807	$85
Real Estate Debt Income Fund	—	—		7,095	71	40		1	7,055	70
		$—			$162			$7		$155

					Realized Gain/Loss				Realized Gain from
		Income			on Investments			Capital Gain Distributions
Global Real Estate Securities Fund			$—			$—	$			—
Real Estate Debt Income Fund			—			—				—
			$—			$—	$			—
Amounts in thousands except shares

See accompanying notes

120

Schedule of Investments
Real Estate Debt Income Fund
February 28, 2015 (unaudited)

	Principal			Principal
BONDS- 97.37%	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Mortgage Backed Securities - 90.53%			Mortgage Backed Securities (continued)
Banc of America Commercial Mortgage Trust			WFRBS Commercial Mortgage Trust 2014-C20
2008-1
6.27%, 02/10/2051 (a),(b)	$1,000	$962	3.99%, 05/15/2047 (a),(b)	$2,500	$2,265
CFCRE Commercial Mortgage Trust 2011-					$40,857
C2
1.98%, 12/15/2047 (a),(b)	20,014	942	REITS- 6.84%
			Hospitality Properties Trust
Citigroup Commercial Mortgage Trust 2013-			5.00%, 08/15/2022	1,000	1,063
GC15
5.11%, 09/10/2046(a),(b)	2,010	2,045	Select Income REIT
Citigroup Commercial Mortgage Trust 2015-			3.60%, 02/01/2020	2,000	2,027
GC27					$3,090
3.14%, 02/10/2048 (a)	2,000	2,026	TOTAL BONDS		$43,947
COMM 2006-C8 Mortgage Trust			Total Investments		$43,947
5.38%, 12/10/2046	2,000	2,028	Other Assets in Excess of Liabilities, Net - 2.63%		$1,185
COMM 2013-CCRE11 Mortgage Trust			TOTAL NET ASSETS - 100.00%		$45,132
1.19%, 10/10/2046 (a)	26,315	1,910
COMM 2013-CCRE6 Mortgage Trust
1.53%, 03/10/2046 (a)	15,143	975	(a)	Variable Rate. Rate shown is in effect at February 28, 2015.
COMM 2014-CCRE17 Mortgage Trust			(b)	Security exempt from registration under Rule 144A of the Securities Act of
4.80%, 05/10/2047 (a),(b)	1,000	987	1933. These securities may be resold in transactions exempt from
Comm 2014-UBS2 Mortgage Trust			registration, normally to qualified institutional buyers. At the end of the
4.20%, 03/10/2047	1,000	1,083	period, the value of these securities totaled $12,732 or 28.21% of net
COMM 2014-UBS3 Mortgage Trust			assets.
4.78%, 06/10/2047 (a)	1,000	1,068
COMM 2015-LC19 Mortgage Trust
2.87%, 02/10/2048 (a),(b)	1,000	805	Portfolio Summary (unaudited)
Commercial Mortgage Trust 2007-GG9			Sector		Percent
5.51%, 03/10/2039	1,000	945	Mortgage Securities		90.53%
Credit Suisse Commercial Mortgage Trust			Financial		6.84%
Series 2006-C2			Other Assets in Excess of Liabilities, Net		2.63%
5.68%, 03/15/2039 (a)	1,482	1,526
JP Morgan Chase Commercial Mortgage			TOTAL NET ASSETS		100.00%
Securities Trust 2007-LDP10
5.46%, 01/15/2049	2,000	2,078
JPMBB Commercial Mortgage Securities
Trust 2013-C12
4.09%, 07/15/2045 (a)	460	437
Merrill Lynch Mortgage Trust 2005-CIP1
5.14%, 07/12/2038 (a)	2,500	2,530
Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C14
1.30%, 02/15/2047 (a)	21,164	1,456
Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C15
4.90%, 04/15/2047 (a)	1,000	1,077
Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C18
3.92%, 10/15/2047 (a)	2,000	2,168
Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C20
4.16%, 02/15/2048 (a)	1,000	1,029
UBS-Barclays Commercial Mortgage Trust
2012-C4
1.85%, 12/10/2045(a),(b)	9,727	973
4.50%, 12/10/2045 (a),(b)	1,000	998
Wachovia Bank Commercial Mortgage Trust
Series 2006-C26
5.97%, 06/15/2045 (a)	1,996	2,107
Wachovia Bank Commercial Mortgage Trust
Series 2007-C30
5.41%, 12/15/2043 (a)	2,000	2,057
Wachovia Bank Commercial Mortgage Trust
Series 2007-C33
5.94%, 02/15/2051 (a)	1,500	1,625
Wells Fargo Commercial Mortgage Trust
2014-LC18
3.96%, 12/15/2047 (a),(b)	1,500	1,323
WFRBS Commercial Mortgage Trust 2013-
C12
1.49%, 03/15/2048 (a),(b)	18,150	1,432

See accompanying notes

121

Schedule of Investments
Small-MidCap Dividend Income Fund
February 28, 2015 (unaudited)

COMMON STOCKS - 95.86%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)

Airlines - 1.87%			Healthcare - Products (continued)
Copa Holdings SA	285,892	$32,557	Teleflex Inc	182,224	$22,175
					$42,193

Automobile Manufacturers - 0.98%			Housewares - 2.72%
New Flyer Industries Inc	1,531,140	17,037	Newell Rubbermaid Inc	483,207	18,985
			Tupperware Brands Corp	395,677	28,252

Automobile Parts & Equipment - 1.35%					$47,237
Autoliv Inc (a)	209,003	23,513	Insurance - 5.96%
			AmTrust Financial Services Inc (a)	369,944	19,940
Banks - 8.18%			Arthur J Gallagher & Co	386,340	18,154
City Holding Co	150,869	6,963	HCC Insurance Holdings Inc	370,212	20,687
Cullen/Frost Bankers Inc	463,655	31,436	PartnerRe Ltd	179,648	20,570
First Financial Bancorp	349,864	6,098	Validus Holdings Ltd	579,481	24,130
FirstMerit Corp	1,334,161	24,215			$103,481
PacWest Bancorp	767,251	35,167	Internet - 2.08%
Umpqua Holdings Corp	1,352,512	22,370	j2 Global Inc	537,820	36,168
Washington Trust Bancorp Inc	422,673	15,871
		$142,120
			Investment Companies - 5.32%
Chemicals - 5.27%			Ares Capital Corp	2,140,100	37,024
Albemarle Corp	344,165	19,470	Hercules Technology Growth Capital Inc (a)	1,538,789	23,928
Cabot Corp	545,061	24,593	Oaktree Capital Group LLC (a)	399,822	21,510
Huntsman Corp	1,350,370	30,329	Triangle Capital Corp (a)	420,483	9,953
RPM International Inc	338,498	17,111			$92,415
		$91,503
			Machinery - Diversified - 3.64%
Coal - 1.22%			AGCO Corp	381,656	18,984
Alliance Resource Partners LP	535,719	21,188	Applied Industrial Technologies Inc	503,362	22,052
			IDEX Corp	287,179	22,187
Commercial Services - 0.63%					$63,223
McGrath RentCorp	341,267	10,917	Media - 1.99%
			Sinclair Broadcast Group Inc	1,259,169	34,577
Computers - 0.61%
MTS Systems Corp	147,131	10,660	Miscellaneous Manufacturing - 1.24%
			Crane Co	322,440	21,549
Diversified Financial Services - 1.65%
Fly Leasing Ltd ADR	376,857	5,634	Oil & Gas - 5.15%
FNF Group	625,966	22,986	Calumet Specialty Products Partners LP	527,211	14,678
		$28,620	Helmerich & Payne Inc	209,911	14,077
Electric - 4.41%			HollyFrontier Corp	403,032	17,729
Allete Inc	329,703	18,081	Suburban Propane Partners LP	414,983	18,317
Alliant Energy Corp	312,017	19,845	Vermilion Energy Inc	546,624	24,583
Great Plains Energy Inc	288,270	7,671			$89,384
ITC Holdings Corp	362,619	14,044	Oil & Gas Services - 0.50%
PNM Resources Inc	596,962	17,043	Frank's International NV	493,871	8,771
		$76,684

Electrical Components & Equipment - 1.53%			Packaging & Containers - 1.33%
Hubbell Inc	130,712	14,875	Packaging Corp of America	279,788	23,183
Littelfuse Inc	117,190	11,757

		$26,632	Pipelines - 2.83%
Electronics - 2.88%			Atlas Pipeline Partners LP	1,308,006	34,832
Avnet Inc	637,783	29,217	EnLink Midstream Partners LP	531,207	14,268
Garmin Ltd	418,333	20,762			$49,100

		$49,979	REITS - 16.43%
Food - 1.19%			Agree Realty Corp	430,427	14,131
B&G Foods Inc	305,408	8,750	Alexandria Real Estate Equities Inc	174,578	16,744
Ingredion Inc	144,010	11,839	BioMed Realty Trust Inc	1,265,207	28,138
		$20,589	Capstead Mortgage Corp	1,905,944	22,814
			Colony Financial Inc	1,340,377	33,791
Gas - 1.16%			CYS Investments Inc	2,185,103	19,862
ONE Gas Inc	298,547	12,423	Digital Realty Trust Inc	388,276	25,774
Vectren Corp	173,015	7,725	EastGroup Properties Inc	96,093	6,054
		$20,148	EPR Properties	449,265	27,410
Hand & Machine Tools - 2.72%			Hatteras Financial Corp	1,344,775	24,677
Lincoln Electric Holdings Inc	338,546	23,373	Medical Properties Trust Inc	2,294,755	34,742
Snap-on Inc	162,559	23,934	Omega Healthcare Investors Inc	782,176	31,334
		$47,307			$285,471

Healthcare - Products - 2.43%			Semiconductors - 2.49%
STERIS Corp	310,265	20,018	Maxim Integrated Products Inc	517,374	17,795

See accompanying notes

122

Schedule of Investments Small-MidCap Dividend Income Fund February 28, 2015 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)
Semiconductors (continued)
Microchip Technology Inc (a)	496,301	$25,445
		$43,240
Software - 1.88%
Broadridge Financial Solutions Inc	293,940	15,646
Computer Programs & Systems Inc	323,078	16,994
		$32,640

Telecommunications - 1.45%
Consolidated Communications Holdings Inc	231,160	4,919
Harris Corp	262,067	20,357
		$25,276
Toys, Games & Hobbies - 2.21%
Hasbro Inc (a)	615,011	38,324

Trucking & Leasing - 0.56%
TAL International Group Inc	232,770	9,714

TOTAL COMMON STOCKS		$1,665,400
INVESTMENT COMPANIES - 5.71%	Shares Held	Value(000	's)
Publicly Traded Investment Fund - 5.71%
Goldman Sachs Financial Square Funds -	45,528,210	45,528
Government Fund (b)
JP Morgan US Government Money Market	53,695,031	53,695
Fund
		$99,223
TOTAL INVESTMENT COMPANIES		$99,223
Total Investments		$1,764,623
Liabilities in Excess of Other Assets, Net - (1.57)%			$(27,342)
TOTAL NET ASSETS - 100.00%		$1,737,281

(a)	Security or a portion of the security was on loan at the end of the period.
(b)	Security was purchased with the cash proceeds from securities loans.

Portfolio Summary (unaudited)

Sector	Percent
Financial	37.54%
Industrial	13.90%
Energy	9.70%
Consumer, Cyclical	9.13%
Exchange Traded Funds	5.71%
Utilities	5.57%
Communications	5.52%
Basic Materials	5.27%
Technology	4.98%
Consumer, Non-cyclical	4.25%
Liabilities in Excess of Other Assets, Net	(1.57)%
TOTAL NET ASSETS	100.00%

See accompanying notes

123

Glossary to the Schedule of Investments
February 28, 2015 (unaudited)

Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Rouble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD/$	United States Dollar
ZAR	South African Rand

See accompanying notes

124

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125

FINANCIAL HIGHLIGHTS PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

		Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return(b)
BLUE CHIP FUND
Class A shares
2015	(c)	$15.07	($0.01)	$1.24	$1.23	($0.02)	($0.38)	($0.40)	$15.90	8.37	%(d)
2014	(g)	12.93	0.03	2.14	2.17	(0.03)	–	(0.03)	15.07	16.83	(d)
Class C shares
2015	(c)	14.97	(0.06)	1.24	1.18	–	(0.38)	(0.38)	15.77	8.05	(d)
2014	(g)	12.93	(0.07)	2.13	2.06	(0.02)	–	(0.02)	14.97	15.99	(d)
Class P shares
2015	(c)	15.13	0.03	1.25	1.28	(0.06)	(0.38)	(0.44)	15.97	8.63	(d)
2014	(g)	12.93	0.10	2.14	2.24	(0.04)	–	(0.04)	15.13	17.36	(d)
CREDIT OPPORTUNITIES EXPLORER FUND
Class A shares
2015	(h)	10.00	0.15	(0.17)	(0.02)	(0.16)	–	(0.16)	9.82	(0.24	) (d)
DIVERSIFIED REAL ASSET FUND
Class A shares
2015	(c)	13.18	0.03	(0.78)	(0.75)	(0.08)	(0.13)	(0.21)	12.22	(5.61	) (d)
2014		11.72	0.16	1.45	1.61	(0.04)	(0.11)	(0.15)	13.18	13.91
2013		11.91	0.15	0.07	0.22	(0.11)	(0.30)	(0.41)	11.72	1.89
2012		11.82	0.10	0.30	0.40	(0.03)	(0.28)	(0.31)	11.91	3.53
2011		10.12	0.12	1.63	1.75	(0.03)	(0.02)	(0.05)	11.82	17.31
2010	(i)	10.00	0.03	0.10	0.13	(0.01)	–	(0.01)	10.12	1.33	(d)
Class C shares
2015	(c)	12.91	(0.02)	(0.75)	(0.77)	–	(0.13)	(0.13)	12.01	(5.91	) (d)
2014		11.55	0.07	1.42	1.49	(0.02)	(0.11)	(0.13)	12.91	13.07
2013		11.75	0.06	0.07	0.13	(0.03)	(0.30)	(0.33)	11.55	1.10
2012		11.72	0.01	0.30	0.31	–	(0.28)	(0.28)	11.75	2.80
2011		10.10	0.04	1.61	1.65	(0.01)	(0.02)	(0.03)	11.72	16.44
2010	(i)	10.00	–	0.10	0.10	–	–	–	10.10	1.04	(d)
Class P shares
2015	(c)	13.16	0.04	(0.77)	(0.73)	(0.11)	(0.13)	(0.24)	12.19	(5.48	) (d)
2014		11.78	0.20	1.44	1.64	(0.15)	(0.11)	(0.26)	13.16	14.20
2013		11.96	0.18	0.07	0.25	(0.13)	(0.30)	(0.43)	11.78	2.14
2012		11.85	0.12	0.31	0.43	(0.04)	(0.28)	(0.32)	11.96	3.78
2011	(j)	10.57	0.15	1.19	1.34	(0.04)	(0.02)	(0.06)	11.85	12.75	(d)

See accompanying notes.

126

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL FUNDS, INC. (unaudited)

Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Gross Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$12,630	1.35	%(e)	1.37%(e),(f)		(0.11	)%(e)	24.2	%(e)
8,637	1.35	(e)	1.95 (e)	,(f)	0.25	(e)	34.4	(e)

6,275	2.10	(e)	2.41 (e)	,(f)	(0.85	) (e)	24.2	(e)
3,321	2.10	(e)	4.22 (e)	,(f)	(0.51	) (e)	34.4	(e)

2,315	0.90	(e)	1.80 (e)	,(f)	0.36	(e)	24.2	(e)
2,176	0.90	(e)	3.24 (e)	,(f)	0.75	(e)	34.4	(e)

9,863	1.10	(e)	1.36 (e)	,(f)	3.36	(e)	479.3	(e)

123,059	1.23	(e)	1.23 (e)	,(f)	0.52	(e)	60.6	(e)
127,019	1.25		1.27	(f)	1.31		67.3
281,607	1.25		1.47	(f)	1.25		78.7
246,133	1.25		1.44	(f)	0.86		107.3
90,355	1.25		1.32	(f)	1.06		59.7
9,577	1.25	(e)	2.73 (e)	,(f)	0.61	(e)	38.1	(e)

54,519	2.00	(e)	2.02 (e)	,(f)	(0.26	) (e)	60.6	(e)
55,741	2.00		2.04	(f)	0.57		67.3
49,372	2.00		2.04	(f)	0.51		78.7
42,133	2.00		2.13	(f)	0.07		107.3
37,833	2.00		2.18	(f)	0.37		59.7
1,364	2.00	(e)	11.08 (e)	,(f)	(0.03	) (e)	38.1	(e)

361,666	1.01	(e)	1.05 (e)	,(f)	0.73	(e)	60.6	(e)
314,063	1.02		1.13	(f)	1.59		67.3
60,294	0.99		0.99	(f)	1.51		78.7
39,474	1.04		1.13	(f)	1.05		107.3
30,013	1.05	(e)	1.05 (e)	,(f)	1.37	(e)	59.7	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Six months ended February 28, 2015.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Excludes expense reimbursement from Manager.
(g)	Period from September 30, 2013, date shares first offered, through August 31, 2014.
(h)	Period from September 10, 2014, date shares first offered, through February 28, 2015.
(i)	Period from March 16, 2010, date shares first offered, through August 31, 2010.
(j)	Period from September 27, 2010, date shares first offered, through August 31, 2011.

See accompanying notes.

127

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS,INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

	Net Asset Value, Beginning of Period		Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
DYNAMIC HIGH YIELD EXPLORER FUND
Class A shares
2015	(c)	$10.00	$0.18	($0.22)	($0.04)	($0.20)	$–	($0.20)	$9.76
GLOBAL MULTI-STRATEGY FUND
Class A shares
2015	(g)	11.04	(0.04)	0.35	0.31	(0.06)	(0.17)	(0.23)	11.12
2014		10.47	(0.04)	0.70	0.66	(0.01)	(0.08)	(0.09)	11.04
2013		10.32	–	0.29	0.29	–	(0.14)	(0.14)	10.47
2012	(i)	10.00	(0.04)	0.36	0.32	–	–	–	10.32
Class C shares
2015	(g)	10.90	(0.08)	0.33	0.25	–	(0.17)	(0.17)	10.98
2014		10.40	(0.12)	0.70	0.58	–	(0.08)	(0.08)	10.90
2013		10.33	(0.08)	0.29	0.21	–	(0.14)	(0.14)	10.40
2012	(j)	10.18	(0.02)	0.17	0.15	–	–	–	10.33
Class P shares
2015	(g)	11.09	(0.02)	0.34	0.32	(0.09)	(0.17)	(0.26)	11.15
2014		10.51	(0.01)	0.70	0.69	(0.03)	(0.08)	(0.11)	11.09
2013		10.34	0.02	0.29	0.31	–	(0.14)	(0.14)	10.51
2012	(i)	10.00	(0.02)	0.36	0.34	–	–	–	10.34
GLOBAL OPPORTUNITIES FUND
Class A shares
2015	(g)	13.20	0.02	0.08	0.10	(0.06)	(1.21)	(1.27)	12.03
2014	(k)	11.45	0.07	1.74	1.81	(0.06)	–	(0.06)	13.20
Class C shares
2015	(g)	13.12	(0.03)	0.08	0.05	–	(1.21)	(1.21)	11.96
2014	(k)	11.45	(0.01)	1.74	1.73	(0.06)	–	(0.06)	13.12
Class P shares
2015	(g)	13.25	0.04	0.10	0.14	(0.12)	(1.21)	(1.33)	12.06
2014	(k)	11.45	0.11	1.76	1.87	(0.07)	–	(0.07)	13.25

See accompanying notes.

128

FINANCIAL HIGHLIGHTS (Continued)
PRINCIPAL FUNDS,INC.
(unaudited)

Total Return(b)		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Dividends and Interest Expense on Short Sales and Short Expenses Sale Fees)		Ratio of Gross to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

(0.41)%	(d)	$7,534	1.10	%(e)	N/A		1.57%(e),(f)		4.03	%(e)	120.4	%(e)

2.87	(d)	144,089	2.42	(e)	1.97% (e),(h)		2.42 (e)	,(f)	(0.71	) (e)	147.1	(e)
6.37		93,900	2.54		2.00	(h)	2.57	(f)	(0.36)		166.4
2.85		100,180	2.61		2.00	(h)	2.74	(f)	(0.07)		135.6
3.20	(d)	8,465	2.70	(e)	2.00 (e)	,(h)	3.62 (e)	,(f)	(0.45	) (e)	196.0	(e)

2.38	(d)	47,846	3.20	(e)	2.75 (e)	,(h)	3.21 (e)	,(f)	(1.49	) (e)	147.1	(e)
5.64		42,783	3.29		2.75	(h)	3.38	(f)	(1.11)		166.4
2.07		21,035	3.36		2.75	(h)	3.65	(f)	(0.82)		135.6
1.47	(d)	1,529	3.30	(e)	2.75 (e)	,(h)	30.56 (e)	,(f)	(0.83	) (e)	196.0	(e)

3.00	(d)	208,533	2.15	(e)	1.70 (e)	,(h)	2.15 (e)	,(f)	(0.44	) (e)	147.1	(e)
6.62		211,335	2.30		1.76	(h)	2.30	(f)	(0.12)		166.4
3.04		66,419	2.40		1.79	(h)	2.49	(f)	0.08		135.6
3.40	(d)	707	2.50	(e)	1.80 (e)	,(h)	12.80 (e)	,(f)	(0.19	) (e)	196.0	(e)

1.28	(d)	2,852	1.50	(e)	N/A		2.21 (e)	,(f)	0.28	(e)	147.5	(e)
15.86	(d)	2,540	1.50	(e)	N/A		3.95 (e)	,(f)	0.61	(e)	128.4	(e)

0.88	(d)	1,686	2.25	(e)	N/A		3.32 (e)	,(f)	(0.48	) (e)	147.5	(e)
15.14	(d)	2,039	2.25	(e)	N/A		4.62 (e)	,(f)	(0.09	) (e)	128.4	(e)

1.56	(d)	815	1.03	(e)	N/A		6.06 (e)	,(f)	0.76	(e)	147.5	(e)
16.34	(d)	12	1.03	(e)	N/A		284.81 (e)	,(f)	0.93	(e)	128.4	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Period from September 10, 2014, date shares first offered, through February 28, 2015.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Excludes expense reimbursement from Manager.
(g)	Six months ended February 28, 2015.
(h)	Excludes dividends and interest expense on short sales and short sale fees. See "Operating Policies" in notes to financial statements.
(i)	Period from October 24, 2011, date shares first offered, through August 31, 2012.
(j)	Period from June 14, 2012, date shares first offered, through August 31, 2012.
(k)	Period from September 30, 2013, date shares first offered, through August 31, 2014.

See accompanying notes.

129

FINANCIAL HIGHLIGHTS PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

		Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return(b)
INTERNATIONAL SMALL COMPANY FUND
Class A shares
2015	(c)	$9.86	($0.01)	($0.10)	($0.11)	($0.05)	$–	($0.05)	$9.70	(1.11)%	(d)
2014	(g)	10.00	(0.01)	(0.13)	(0.14)	–	–	–	9.86	(1.40	) (d)
Class P shares
2015	(c)	9.87	0.01	(0.11)	(0.10)	(0.05)	–	(0.05)	9.72	(1.00)	(d)
2014	(g)	10.00	–	(0.13)	(0.13)	–	–	–	9.87	(1.30	) (d)
OPPORTUNISTIC MUNICIPAL FUND
Class A shares
2015	(c)	10.09	0.22	0.23	0.45	(0.21)	–	(0.21)	10.33	4.52	(d)
2014		9.12	0.44	0.96	1.40	(0.43)	–	(0.43)	10.09	15.71
2013		10.29	0.43	(1.16)	(0.73)	(0.41)	(0.03)	(0.44)	9.12	(7.53)
2012	(i)	10.00	0.08	0.28	0.36	(0.07)	–	(0.07)	10.29	3.62	(d)
Class C shares
2015	(c)	10.09	0.18	0.23	0.41	(0.17)	–	(0.17)	10.33	4.13	(d)
2014		9.12	0.37	0.96	1.33	(0.36)	–	(0.36)	10.09	14.86
2013		10.29	0.36	(1.17)	(0.81)	(0.33)	(0.03)	(0.36)	9.12	(8.22)
2012	(i)	10.00	0.07	0.28	0.35	(0.06)	–	(0.06)	10.29	3.48	(d)
Class P shares
2015	(c)	10.09	0.23	0.24	0.47	(0.22)	–	(0.22)	10.34	4.62 (d)	,(j)
2014	(k)	9.22	0.29	0.88	1.17	(0.30)	–	(0.30)	10.09	12.81	(d)
ORIGIN EMERGING MARKETS FUND
Class A shares
2015	(l)	10.00	(0.01)	(0.04)	(0.05)	–	–	–	9.95	(0.30) (d),(j),(m)

See accompanying notes.

130

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL FUNDS, INC. (unaudited)

Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Interest Expense and Fees)		Ratio of Gross Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$4,210	1.60	%(e)	N/A		2.78%(e),(f)		(0.14	)%(e)	67.2	%(e)
4,054	1.60	(e)	N/A		6.49 (e)	,(f)	(0.25	) (e)	49.2	(e)

3,418	1.25	(e)	N/A		2.51 (e)	,(f)	0.21	(e)	67.2	(e)
3,454	1.25	(e)	N/A		6.33 (e)	,(f)	0.10	(e)	49.2	(e)

17,793	0.97	(e)	0.90% (e),(h)		1.10 (e)	,(f)	4.23	(e)	37.7	(e)
16,305	1.01		0.90	(h)	1.21	(f)	4.57		78.4
13,962	1.03		0.90	(h)	1.21	(f)	4.21		103.4
7,860	1.13	(e)	0.90 (e)	,(h)	3.23 (e)	,(f)	3.78	(e)	93.8	(e)

9,449	1.72	(e)	1.65 (e)	,(h)	1.93 (e)	,(f)	3.49	(e)	37.7	(e)
9,101	1.76		1.65	(h)	2.08	(f)	3.83		78.4
7,835	1.78		1.65	(h)	2.03	(f)	3.47		103.4
7,745	1.88	(e)	1.65 (e)	,(h)	3.93 (e)	,(f)	3.03	(e)	93.8	(e)

2,021	0.77	(e)	0.70 (e)	,(h)	4.70 (e)	,(f)	4.54	(e)	37.7	(e)
147	0.81	(e)	0.70 (e)	,(h)	61.41 (e)	,(f)	4.32	(e)	78.4	(e)

99	1.75	(e)	N/A		4.76 (e)	,(f)	(1.40	) (e)	41.6	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Six months ended February 28, 2015.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Excludes expense reimbursement from Manager.
(g)	Period from June 11, 2014, date shares first offered, through August 31, 2014.
(h)	Excludes interest expense and fees paid through inverse floater agreements. See "Operating Policies" in notes to financial statements.
(i)	Period from June 14, 2012, date shares first offered, through August 31, 2012.
(j)	Total return is calculated using the traded net asset value which may differ from the reported net asset value.
(k)	Period from December 30, 2013, date shares first offered, through August 31, 2014.
(l)	Period from January 23, 2015, date shares first offered, through February 28, 2015.

(m)During 2015, the Class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.

See accompanying notes.

131

				FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

		Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return(b)
PREFERRED SECURITIES FUND
Class A shares
2015	(c)	$10.56	$0.25	$0.07	$0.32	($0.27)	($0.18)	($0.45)	$10.43	3.13	%(d)
2014		10.17	0.53	0.66	1.19	(0.53)	(0.27)	(0.80)	10.56	12.35
2013		10.36	0.54	(0.12)	0.42	(0.55)	(0.06)	(0.61)	10.17	3.96
2012		9.82	0.59	0.55	1.14	(0.57)	(0.03)	(0.60)	10.36	12.20
2011		9.86	0.59	–	0.59	(0.57)	(0.06)	(0.63)	9.82	6.04
2010	(g)	8.88	0.51	0.98	1.49	(0.51)	–	(0.51)	9.86	17.28	(d)
Class C shares
2015	(c)	10.55	0.21	0.07	0.28	(0.23)	(0.18)	(0.41)	10.42	2.75	(d)
2014		10.16	0.45	0.66	1.11	(0.45)	(0.27)	(0.72)	10.55	11.52
2013		10.35	0.46	(0.12)	0.34	(0.47)	(0.06)	(0.53)	10.16	3.21
2012		9.81	0.51	0.56	1.07	(0.50)	(0.03)	(0.53)	10.35	11.38
2011		9.85	0.51	0.01	0.52	(0.50)	(0.06)	(0.56)	9.81	5.26
2010	(g)	8.87	0.45	0.99	1.44	(0.46)	–	(0.46)	9.85	16.59	(d)
Class P shares
2015	(c)	10.50	0.26	0.06	0.32	(0.28)	(0.18)	(0.46)	10.36	3.18	(d)
2014		10.11	0.55	0.66	1.21	(0.55)	(0.27)	(0.82)	10.50	12.69
2013		10.30	0.56	(0.12)	0.44	(0.57)	(0.06)	(0.63)	10.11	4.22
2012		9.77	0.60	0.55	1.15	(0.59)	(0.03)	(0.62)	10.30	12.41
2011	(h)	10.04	0.54	(0.15)	0.39	(0.60)	(0.06)	(0.66)	9.77	3.93	(d)
REAL ESTATE ALLOCATION FUND
Class A shares
2015	(i)	10.00	0.02	0.20	0.22	–	–	–	10.22	2.20	(d)
REAL ESTATE DEBT INCOME FUND
Class A shares
2015	(i)	10.00	0.05	(0.03)	0.02	(0.04)	–	(0.04)	9.98	0.12 (d)	,(j)

See accompanying notes.

132

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL FUNDS, INC. (unaudited)

Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Gross Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$874,457	1.07	%(e)	–%		4.83	%(e)	12.8	%(e)
846,597	1.05		–		5.18		20.1
1,108,540	1.07		1.07		5.11		31.5
1,139,496	1.06		1.06		5.94		22.9
798,143	1.10		1.10		5.80		16.8
874,721	1.07	(e)	1.10 (e)	,(f)	6.57	(e)	23.4	(e)

794,113	1.82	(e)	–		4.09	(e)	12.8	(e)
806,937	1.81		–		4.43		20.1
911,340	1.81		1.81		4.37		31.5
887,524	1.82		1.82		5.18		22.9
669,953	1.85		1.85		5.06		16.8
576,857	1.82	(e)	1.84 (e)	,(f)	5.82	(e)	23.4	(e)

1,224,365	0.81	(e)	0.81 (e)	,(f)	5.09	(e)	12.8	(e)
970,004	0.83		0.83	(f)	5.43		20.1
824,389	0.85		0.85	(f)	5.34		31.5
734,855	0.85		0.85	(f)	6.14		22.9
349,253	0.76	(e)	0.76 (e)	,(f)	5.86	(e)	16.8	(e)

145	0.50	(e)	90.29 (e)	,(f)	1.27	(e)	50.2	(e)

22,532	1.00	(e)	1.43 (e)	,(f)	2.98	(e)	91.9	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Six months ended February 28, 2015.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Excludes expense reimbursement from Manager.
(g)	Ten months ended August 31, 2010. Effective in 2010, the fund’s fiscal year end was changed from October 31 to August 31.
(h)	Period from September 27, 2010, date shares first offered, through August 31, 2011.
(i)	Period from December 31, 2014, date shares first offered, through February 28, 2015.

See accompanying notes.

133

FINANCIAL HIGHLIGHTS PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

		Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return(b)
SMALL-MIDCAP DIVIDEND INCOME FUND
Class A shares
2015	(c)	$14.34	$0.20	$0.04	$0.24	($0.15)	($0.31)	($0.46)	$14.12	1.88	%(d)
2014		12.25	0.37	2.24	2.61	(0.26)	(0.26)	(0.52)	14.34	21.70
2013		10.46	0.34	1.80	2.14	(0.32)	(0.03)	(0.35)	12.25	20.85
2012		9.28	0.34	1.22	1.56	(0.38)	–	(0.38)	10.46	17.30
2011	(g)	10.00	0.06	(0.78)	(0.72)	–	–	–	9.28	(7.20	) (d)
Class C shares
2015	(c)	14.26	0.15	0.04	0.19	(0.11)	(0.31)	(0.42)	14.03	1.51	(d)
2014		12.21	0.25	2.24	2.49	(0.18)	(0.26)	(0.44)	14.26	20.71
2013		10.48	0.23	1.81	2.04	(0.28)	(0.03)	(0.31)	12.21	19.75
2012	(h)	9.87	0.05	0.63	0.68	(0.07)	–	(0.07)	10.48	6.89	(d)
Class P shares
2015	(c)	14.53	0.23	0.03	0.26	(0.18)	(0.31)	(0.49)	14.30	2.00	(d)
2014		12.40	0.41	2.27	2.68	(0.29)	(0.26)	(0.55)	14.53	22.01
2013		10.58	0.38	1.82	2.20	(0.35)	(0.03)	(0.38)	12.40	21.17
2012		9.38	0.38	1.23	1.61	(0.41)	–	(0.41)	10.58	17.70
2011	(g)	10.00	0.07	(0.69)	(0.62)	–	–	–	9.38	(6.20) (d),(i)

See accompanying notes.

134

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL FUNDS, INC. (unaudited)

Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Gross Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$198,094	1.19	%(e)	1.19%(e),(f)		2.98	%(e)	26.9	%(e)
175,636	1.20		1.20	(f)	2.70		18.2
109,770	1.26		1.26	(f)	2.89		18.5
16,660	1.40		1.60	(f)	3.42		19.1
3,697	1.40	(e)	7.11 (e)	,(f)	2.99	(e)	43.5	(e)

131,475	1.93	(e)	1.93 (e)	,(f)	2.24	(e)	26.9	(e)
100,066	2.01		2.01	(f)	1.86		18.2
20,427	2.15		2.27	(f)	1.88		18.5
192	2.15	(e)	179.47 (e)	,(f)	2.34	(e)	19.1	(e)

613,716	0.87	(e)	0.87 (e)	,(f)	3.29	(e)	26.9	(e)
492,384	0.94		0.94	(f)	2.91		18.2
32,430	1.00		1.11	(f)	3.17		18.5
5,288	1.00		1.97	(f)	3.69		19.1
110	1.02	(e)	211.90 (e)	,(f)	3.35	(e)	43.5	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Six months ended February 28, 2015.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Excludes expense reimbursement from Manager.
(g)	Period from June 6, 2011, date shares first offered, through August 31, 2011.
(h)	Period from June 14, 2012, date shares first offered, through August 31, 2012.
(i)	During 2011, the Fund processed a significant (relative to the Class) "As Of" transaction that resulted in a gain to the remaining shareholders of the Class. In accordance with the Fund's shareholder processing policies, this benefit inures to all shareholders of the Class. Had such a gain not been recognized, the total return amounts expressed herein would have been smaller.

See accompanying notes.

135

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS,INC.
February 28, 2015 (unaudited)

As a shareholder of Principal Funds, Inc., you incur two types of costs: (1) transaction costs, including sales charges on purchase payments, contingent deferred sales charges; and (2) ongoing costs, including management fees; distribution fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds. As a shareholder of Real Estate Allocation Fund, the fund will indirectly bear its pro rata share of expenses incurred by the investment companies in which the fund invests. These expenses are not included in the fund’s annualized expense ratio used to calculate the expenses paid in this example. If they were, the expenses would be higher.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2014 to February 28, 2015), unless otherwise noted.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. R-1, R-2, R-3, R-4, and R-5 classes of shares may be purchased only through retirement plans. Such plans may impose fees in addition to those charged by the Fund. These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual				Hypothetical
			Expenses Paid				Expenses Paid
			During Period				During Period
	Beginning	Ending	September 1,		Beginning	Ending	September 1,
	Account Value	Account Value	2014 to		Account Value	Account Value	2014 to	Annualized
	September 1,	February 28,	February 28,		September 1,	February 28,	February 28,	Expense
	2014	2015	2015(a)		2014	2015	2015(a)	Ratio
Blue Chip Fund
Class A	$1,000.00	$1,083.68	$6.97		$1,000.00	$1,018.10	$6.76	1.35%
Class C	1,000.00	1,080.51	10.83		1,000.00	1,014.38	10.49	2.10
Class P	1,000.00	1,086.30	4.66		1,000.00	1,020.33	4.51	0.90

Credit Opportunities Explorer Fund
Class A	1,000.00	997.61	5.15	(b)	1,000.00	1,019.34	5.51	1.10

Diversified Real Asset Fund
Class A	1,000.00	943.91	5.93		1,000.00	1,018.70	6.16	1.23
Class C	1,000.00	940.87	9.62		1,000.00	1,014.88	9.99	2.00
Class P	1,000.00	945.19	4.87		1,000.00	1,019.79	5.06	1.01

Dynamic High Yield Explorer Fund
Class A	1,000.00	995.86	5.14	(b)	1,000.00	1,019.34	5.51	1.10

Global Multi-Strategy Fund
Class A	1,000.00	1,028.72	12.17		1,000.00	1,012.79	12.08	2.42
Class C	1,000.00	1,023.79	16.06		1,000.00	1,008.93	15.94	3.20
Class P	1,000.00	1,030.00	10.82		1,000.00	1,014.13	10.74	2.15

136

		SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
February 28, 2015 (unaudited)

		Actual				Hypothetical
			Expenses Paid				Expenses Paid
			During Period				During Period
	Beginning	Ending	September 1,		Beginning	Ending	September 1,
	Account Value	Account Value	2014 to		Account Value	Account Value	2014 to		Annualized
	September 1,	February 28,	February 28,		September 1,	February 28,	February 28,		Expense
	2014	2015	2015	(a)	2014	2015	2015	(a)	Ratio
Global Multi-Strategy Fund (Excluding Dividends and
Interest Expense on Shorts and Short Sale Fees)
Class A	$1,000.00	$1,028.70	$9.91		$1,000.00	$1,014.90	$9.89		1.97%
Class C	1,000.00	1,023.80	13.80		1,000.00	1,010.99	13.81		2.75
Class P	1,000.00	1,030.00	8.56		1,000.00	1,016.26	8.53		1.70

Global Opportunities Fund
Class A	1,000.00	1,012.83	7.49		1,000.00	1,017.36	7.50		1.50
Class C	1,000.00	1,008.82	11.21		1,000.00	1,013.64	11.23		2.25
Class P	1,000.00	1,015.62	5.15		1,000.00	1,019.69	5.16		1.03

International Small Company Fund
Class A	1,000.00	988.94	7.89		1,000.00	1,016.86	8.00		1.60
Class P	1,000.00	989.97	6.17		1,000.00	1,018.60	6.26		1.25

Opportunistic Municipal Fund
Class A	1,000.00	1,045.17	4.92		1,000.00	1,019.98	4.86		0.97
Class C	1,000.00	1,041.31	8.71		1,000.00	1,016.27	8.60		1.72
Class P	1,000.00	1,046.18	3.91		1,000.00	1,020.98	3.86		0.77

Opportunistic Municipal Fund
(Excluding Interest Expense and Fees)
Class A	1,000.00	1,045.20	4.56		1,000.00	1,020.28	4.52		0.90
Class C	1,000.00	1,041.30	8.35		1,000.00	1,016.51	8.28		1.65
Class P	1,000.00	1,046.20	3.55		1,000.00	1,021.28	3.51		0.70

Origin Emerging Markets Fund
Class A	1,000.00	997.00	1.57	(c)	1,000.00	1,016.91	7.95		1.59

Preferred Securities Fund
Class A	1,000.00	1,031.31	5.39		1,000.00	1,019.49	5.36		1.07
Class C	1,000.00	1,027.48	9.15		1,000.00	1,015.77	9.10		1.82
Class P	1,000.00	1,031.84	4.08		1,000.00	1,020.78	4.06		0.81

Real Estate Allocation Fund
Class A	1,000.00	1,022.00	0.82	(d)	1,000.00	1,022.32	2.51		0.50

Real Estate Debt Income Fund
Class A	1,000.00	1,001.17	1.62	(d)	1,000.00	1,019.84	5.01		1.00

Small-MidCap Dividend Income Fund
Class A	1,000.00	1,018.85	5.96		1,000.00	1,018.89	5.96		1.19
Class C	1,000.00	1,015.06	9.64		1,000.00	1,015.22	9.64		1.93
Class P	1,000.00	1,020.05	4.36		1,000.00	1,020.48	4.36		0.87

(a) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(b) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period (September 10, 2014 to February 28, 2015), multiplied by 171/365 (to reflect the period since inception).

(c) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period (January 23, 2015 to February 28, 2015), multiplied by 36/365 (to reflect the period since inception).

(d) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period (December 31, 2014 to February 28, 2015), multiplied by 59/365 (to reflect the period since inception).

137

FUND DIRECTORS AND OFFICERS

Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Variable Contracts Funds, Inc. which is also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term or until reaching age 72. Directors considered to be “interested persons” as defined in the Investment Company Act of 1940, as amended, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.

The following directors are considered not to be “interested persons” as defined in the 1940 Act

		Number of	Other
Name,		Portfolios in Fund	Directorships
Position Held with the Fund,	Principal Occupation(s)	Complex Overseen by	Held by Director
Year of Birth	During past 5 years	Director	During Past 5 Years
Elizabeth Ballantine	Principal, EBA Associates	120	Durango Herald, Inc;
Director since 2004			McClatchy
Member, Nominating and Governance			Newspapers, Inc.
Committee
1948

Leroy T. Barnes, Jr.	Retired.	120	McClatchy
Director since March 2012			Newspapers, Inc.;
Member, Audit Committee			Herbalife Ltd.; Frontier
1951			Communications, Inc.;
			Longs Drug Stores

Craig Damos	President, The Damos	120	Hardin Construction
Director since 2008	Company. Formerly, CEO, The		Company
Member, Audit Committee	Weitz Company
Member, 15(c) Committee
1954

Mark A. Grimmett	Executive Vice President and	120	None
Director since 2004	CFO, Merle Norman Cosmetics,
Member, Nominating and Governance	Inc.
Committee
Member, 15(c) Committee
Member, Executive Committee
1960

Fritz S. Hirsch	CEO, MAM USA	120	Focus Products Group
Director since 2005	Formerly, President, Sassy, Inc.
Member, Operations Committee
Member, 15(c) Committee
1951

Tao Huang	Formerly, Chief Operating	120	Armstrong World
Director since March 2012	Officer, Morningstar, Inc.		Industries, Inc.
Member, Operations Committee
Member, 15(c) Committee
1962

William C. Kimball	Partner, Kimball – Porter	120	Casey’s General Stores,
Director since 1999	Investments L.L.C.		Inc.
Member, Nominating and Governance
Committee
1947

Karen (“Karrie”) McMillan	Formerly, General Counsel,	120	None
Director since September 2014	Investment Company Institute
Member, Operations Committee
1961

Daniel Pavelich	Retired.	120	None
Director since 2007
Member, Audit Committee
1944

138

The following directors are considered to be “interested persons” as defined in the 1940 Act, as amended, because of an affiliation with the Manager and Principal Life.

Number of
		Portfolios in Fund	Other
Name,		Complex	Directorships
Position Held with the Fund,	Principal Occupation(s)	Overseen by	Held by Director
Year of Birth	During past 5 years	Director	During Past 5 Years
Michael J. Beer	Executive Vice President, Principal	120	None
Director since 2012	Funds Distributor, Inc. (“PFD”)
Executive Vice President	Vice President/Mutual Funds and
Member, Executive Committee	Broker Dealer, Principal Life
1961	Insurance Company (“PLIC”)
Director, Principal Management
Corporation, (the “Manager”)
Executive Vice President/ Chief
Operating Officer, the Manager
Director, Princor
President, Princor
Director, Principal Shareholder
Services (“PSS”) since 2011
President, PSS since 2011

Nora M. Everett	Director, Edge Asset Management,	120	None
Director since 2008	Inc. (“Edge”) (2008-2011)
President, CEO, and Chairman	Director, Finisterre Capital LLP since
Member, Executive Committee	2011
1959	Director, Origin Asset Management
LLP since 2011
Chairman, Principal Financial
Advisors, Inc. (“PFA”) since 2010
Chairman, PFD since 2011
Senior Vice President/Retirement and
Investor Services, PLIC
Chairman, the Manager since 2011
President, the Manager since 2008
Chairman, Princor since 2011
Chief Executive Officer, Princor since
2009
Chairman, PSS since 2011

Correspondence intended for each Director who is other than an Interested Director may be sent to 711 High Street, Des Moines, IA

50392.

139

The following table presents officers of the Funds.

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Randy L. Bergstrom	Counsel, Principal Global Investors, LLC (“PGI”)
Assistant Tax Counsel	Counsel, PLIC
711 High Street, Des Moines, IA 50392
1955

Tracy Bollin	Chief Financial Officer, PFA since 2010
Chief Financial Officer	Assistant Controller, PFD (2007-2010)
711 High Street, Des Moines, IA 50392	Chief Financial Officer, PFD since 2010
1970	Chief Financial Officer, the Manager since 2010
Financial Controller, the Manager (2008-2010)
Assistant Controller, Princor (2009-2010)
Chief Financial Officer, Princor since 2010
Assistant Controller, PSS (2007-2010)
Chief Financial Officer, PSS since 2010

David J. Brown	Senior Vice President, PFD
Chief Compliance Officer	Vice President/Compliance, PLIC
711 High Street, Des Moines, IA 50392	Senior Vice President, the Manager
1960	Senior Vice President, Princor
Senior Vice President, PSS

Teresa M. Button	Vice President/Treasurer, Edge since 2011
Treasurer	Vice President/Treasurer, PFA since 2011
711 High Street, Des Moines, IA 50392	Vice President/Treasurer, PFD since 2011
1963	Vice President/Treasurer, PGI since 2011
Vice President/Treasurer, PLIC since 2011
Vice President/Treasurer, the Manager since 2011
Vice President/Treasurer, Post since 2011
Vice President/Treasurer, Principal-REI since 2011
Vice President/Treasurer, Princor since 2011
Vice President/Treasurer, PSS since 2011
Treasurer, Spectrum since 2011

Ernie H. Gillum	Vice President/Chief Compliance Officer, the Manager
Vice President, Assistant Secretary	Vice President/Chief Compliance Officer, PSS
711 High Street, Des Moines, IA 50392
1955

Carolyn F. Kolks	Counsel, PGI
Assistant Tax Counsel	Counsel, PLIC
711 High Street, Des Moines, IA 50392
1962

Jennifer A. Mills	Counsel, PFD (2009-2013)
Assistant Counsel	Counsel, PLIC
711 High Street, Des Moines, IA 50392	Counsel, the Manager (2009-2013, 2014 - present)
1973	Counsel, Princor (2009-2013)
Counsel, PSS (2009-2013)

Layne A. Rasmussen	Vice President/Controller – Principal Funds, the Manager
Vice President and Controller
711 High Street, Des Moines, IA 50392
1958

Greg Reymann	Assistant General Counsel, PLIC since 2014
Assistant Counsel	VP, Chief Compliance Officer and Chief Risk Officer, Transamerica Asset
711 High Street, Des Moines, IA 50392	Management, Inc. (“TAM”) (2010-2012)
1958	Assistant General Counsel, Transamerica Asset Management Group (2013-2014)
Vice President/CFTC Principal, TAM (2013-2014)

140

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Britney L. Schnathorst	Counsel, PLIC since 2013
Assistant Counsel	Prior thereto, Attorney in Private Practice
711 High Street, Des Moines, IA 50392
1981

Adam U. Shaikh	Counsel, PFD (2006-2013)
Assistant Counsel	Counsel, PLIC
711 High Street, Des Moines, IA 50392	Counsel, the Manager (2007-2013, 2014 - present)
1972	Counsel, Princor (2007-2013)
Counsel, PSS (2007-2013)

Dan Westholm	Assistant Vice President/Treasury, PFA since 2013
Assistant Treasurer	Director – Treasury, PFA (2011-2013)
711 High Street, Des Moines, IA 50392	Assistant Vice President/Treasury, PFD since 2013
1966	Director – Treasury, PFD (2011-2013)
Assistant Vice President/Treasury, PLIC
Assistant Vice President/Treasury, the Manager
Assistant Vice President/Treasury, Princor since 2013
Director – Treasury, Princor (2008-2009, 2011-2013)
Assistant Vice President/Treasury, PSS

Beth Wilson	Vice President, the Manager (2007-2013)
Vice President and Secretary	Vice President, Princor (2007-2009)
711 High Street, Des Moines, IA 50392
1956

Clint Woods	Associate General Counsel, AEGON USA Investment Management, LLC (2003-
Assistant Counsel	2012)
711 High Street, Des Moines, IA 50392	Assistant General Counsel, Assistant Corporate Secretary, Governance Officer,
1961	PLIC since 2013

The 15(c) Committee assists the Board in performing the annual review of the Fund’s advisory and sub-advisory agreements pursuant to Section 15(c) of the 1940 Act.

The Audit Committee selects the independent auditors for the Fund and oversees the activities of the independent auditors as well as the internal auditors. The committee also receives reports about accounting and financial matters affecting the Fund.

The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board.

The Nominating and Governance Committee selects and nominates all candidates who are not “interested persons” of the Fund for election to the Board. The committee also oversees the structure and efficiency of the Board of Directors and the committees the Board establishes.

The Operations Committee oversees the provision of administrative and distribution services to the Funds, communications with the Funds’ shareholders, and provides review and oversight of the Funds’ operations.

Additional information about the Fund is available in the Prospectuses dated December 31, 2014, and the Statement of Additional Information dated December 31, 2014. These documents may be obtained free of charge by writing or telephoning Principal Funds Distributor, Inc., P.O. Box 10423, Des Moines, IA 50306. Telephone 1-800-222-5852.

PROXY VOTING POLICIES

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning Principal Funds Distributor, Inc., at 1-800-222-5852, or at www.sec.gov.

SCHEDULES OF INVESTMENTS

The Fund files complete schedules of investments with the Securities and Exchange Commission as of May 31 and November 30 of each year on Form N-Q. The Fund’s Form N-Q can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330.

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BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS

During the period covered by this report, the Board of Directors of Principal Funds, Inc. (“PFI”) approved (1) an amended and restated subadvisory agreement with Principal Global Investors LLC (“PGI”) and an amended and restated management agreement with Principal Management Corporation (the “Manager”) related to the addition of the Dynamic High Yield Explorer Fund and the Credit Opportunities Explorer Fund; (2) the annual review and renewal of the Management Agreement between PFI and the Manager and various sub-advisory agreements for all Funds; (3) an amended and restated subadvisory agreement with Origin Asset Management LLP (“Origin”) and an amended and restated management agreement with the Manager related to the addition of the Origin Emerging Markets Fund; (4) an amended and restated subadvisory agreement with Principal Real Estate Investors, LLC (“Principal-REI”) and an amended and restated management agreement with the Manager related to the addition of the Real Estate Allocation Fund; (5) an amended and restated subadvisory agreement with Principal-REI and an amended and restated management agreement with the Manager related to the addition of the Real Estate Debt Income Fund.

Dynamic High Yield Explorer Fund and Credit Opportunities Explorer Fund Advisory Agreements

On June 9, 2014, the Board met to consider, on behalf of the newly established Dynamic High Yield Explorer Fund and Credit Opportunities Explorer Fund (each, a “Fund” and together, the “Funds”), the approval of: (1) an amended and restated management agreement (“Management Agreement”) between PFI, for each Fund, and the Manager and (2) an amended and restated subadvisory agreement (“Subadvisory Agreement”) between the Manager and PGI (the “Subadvisor”) for each Fund. (The Management Agreement and the Subadvisory Agreement are together referred to as the “Advisory Agreements.”)

Based upon its review, the Board concluded that it was in the best interests of each Fund to approve the Advisory Agreements. In reaching this conclusion, no single factor was determinative in the Board’s analysis, but rather the Board considered a variety of factors.

With respect to the Management Agreement, the Board considered, among other factors, that the Manager has had a long-term relationship with PFI funds and has demonstrated a commitment to support the PFI funds. The Board concluded that a long-term relationship with a capable, conscientious adviser is in the best interests of each Fund. The Board considered various factors, including the following, and made certain findings and conclusions with regard thereto, in approving the Advisory Agreements.

Nature, Quality and Extent of Services

The Board considered the nature, quality and extent of services to be provided under the Management Agreement, including administrative services. The Board noted that, in connection with the 2013 annual renewal of the Management Agreements for the other PFI funds, the Board had: (1) reviewed the services provided by the Manager to the other PFI funds under the Management Agreements; (2) considered the experience and skills of senior management leading fund operations, the experience and skills of the personnel performing the functions under the Management Agreements and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel, and the organizational depth and stability of the Manager and concluded that appropriate resources were provided under the Management Agreements for the PFI funds; (3) considered the program developed by the Manager for identifying, recommending, monitoring and replacing subadvisors for the PFI Funds and concluded that this due diligence process was working well; and (4) considered the compliance program established by the Manager and the level of compliance attained by the PFI funds. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services to be provided by the Manager to each Fund under the Management Agreement are expected to be satisfactory.

The Board considered the nature, quality and extent of services to be provided under the Subadvisory Agreement. The Board considered the reputation, qualifications and background of the Subadvisor, investment approach of the Subadvisor, the experience and skills of the Subadvisor’s investment personnel who would be responsible for the day-to-day management of each Fund, and the resources made available to such personnel. The Board noted that the Subadvisor currently provides subadvisory services for other PFI Funds and series of Principal Variable Contracts Funds, Inc., and that the Board had reviewed and had approved for renewal those subadvisory agreements at its September 2013 Board meeting. In addition, the Board considered the Manager’s program for recommending, monitoring and replacing subadvisors and that the Manager recommended the Subadvisor based upon that program. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services to be provided by the Subadvisor to each Fund under the Subadvisory Agreement are expected to be satisfactory.

Investment Performance

As each Fund is a newly created series, the Board did not review performance of the Funds since no track record was available.

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For the Dynamic High Yield Explorer Fund, the Board reviewed the historical performance returns as of March 31, 2014 of the Subadvisor in three composites (bank loans, short duration high yield and high yield), each with an investment strategy that the Fund may utilize during a full market cycle, as compared to relevant benchmark indexes and to a relevant Morningstar category for one-year, three-year, five-year and since inception (July 1, 2008 for bank loans, March 1, 2010 for short duration high yield and March 1, 2009 for high yield) periods, as applicable. The Board concluded, based on the information provided, that the historical investment performance record of the Subadvisor was satisfactory.

For the Credit Opportunities Explorer Fund, the Board reviewed the historical performance returns as of March 31, 2014 of the Subadvisor in a composite with an investment strategy similar to the proposed portfolio strategy for the Fund, as compared to a relevant benchmark index and to a relevant Morningstar category for three-month, one-year and since inception (January 1, 2012) periods. The Board concluded, based on the information provided, that the historical investment performance record of the Subadvisor was satisfactory.

Fees, Economies of Scale and Profitability

The Board considered each Fund’s proposed management and subadvisory fees. With respect to the proposed management fees, the Board considered the fees proposed to be paid to the Subadvisor. The Board also received information from the Manager, based on data supplied by Lipper Inc., comparing the proposed management fee to advisory fees of funds with similar investment objectives. The Board also considered whether there are economies of scale with respect to the services to be provided to each Fund under the Management Agreement. The Board noted that each Fund’s proposed management fee schedule includes breakpoints and concluded that the proposed management fee schedules each reflect an appropriate recognition of economies of scale at currently anticipated asset levels.

With respect to the subadvisory fees proposed to be paid to the Subadvisor, the Board noted that the Manager compensates the Subadvisor from its own management fee so that shareholders pay only the management fee. The Board considered whether there are economies of scale with respect to the subadvisory services to be provided under the Subadvisory Agreement. The Board concluded that, although the proposed subadvisory fee schedules do not include breakpoints, the Subadvisor’s fee schedules are appropriate at currently anticipated asset levels.

In addition, in evaluating the management and subadvisory fees, the Board considered the estimated profitability of each Fund to the Manager. The Board reviewed the anticipated expense ratio of each class of each Fund and considered that the Manager proposed to cap the total expense ratios for the classes at certain levels through December 29, 2015. On the basis of the information provided, the Board concluded that the proposed management and subadvisory fees for each Fund were reasonable.

Other Benefits

The Board also considered the character and amount of other incidental benefits to be received by the Manager and Subadvisor. The Board concluded that taking into account these potential benefits, the proposed management and subadvisory fees for each Fund were reasonable.

Overall Conclusions

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of each Advisory Agreement are fair and reasonable and that approval of each of the Advisory Agreements is in the best interests of each Fund.

Annual Review and Renewal of Management Agreement and Subadvisory Agreements

At its September 9, 2014 meeting, the Board performed its annual review and renewal process relating to the Management Agreement and the Subadvisory Agreements of thirteen series of PFI having a fiscal year end of 8/31 (each series is referred to as a “Fund”).

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires the Board, including a majority of the Directors who have no direct or indirect interest in the investment advisory agreements and who are not “interested persons” of PFI, as defined in the 1940 Act (the “Independent Directors”), to annually review and consider the continuation of: (1) the Management Agreement between the Manager and PFI, on behalf the Funds (2) the Subadvisory Agreements between the Manager and each of AQR Capital Management, LLC /CNH Partners, LLC; BlackRock Financial Management, Inc.; Brookfield Investment Management Inc.; Cliffwater LLC, Credit Suisse Asset Management, LLC; Edge Asset Management, Inc. (“Edge”), Finisterre Capital LLP (“Finisterre”), Graham Capital Management, L.P.; Jennison Associates LLC; Loomis, Sayles & Company, L.P.; Los Angeles Capital Management and Equity Research, Inc.; Mellon Capital Management Corporation; Origin; Pictet Asset Management SA; PGI; Principal-REI; Spectrum Asset Management, Inc. (“Spectrum”); Symphony Asset Management LLC; Tortoise Capital Advisors, LLC; Wellington Management Company LLP; and York Registered Holdings, L.P. The Management Agreement and the Sub-advisory Agreements are collectively referred to as the “Advisory Agreements.”

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The Board, including the Independent Directors, considered the factors and reached the conclusions described below relating to the continuation of the Advisory Agreements. In evaluating the Advisory Agreements, the Board, including the Independent Directors, reviewed a broad range of information requested for this purpose by the Independent Directors, including, among other information, information regarding performance, advisory fees, total expenses, profitability from the Advisory Agreements to the Manager and information about economies of scale. The Board reviewed the materials provided and concluded that it was provided all information reasonably necessary to evaluate the Advisory Agreements.

Nature, Extent and Quality of Services

The Board considered the nature, quality and extent of services provided under the Management Agreement. The Board considered the experience and skills of senior management leading fund operations, the experience and skills of the personnel performing the functions under the Management Agreement and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel, and the organizational depth and stability of the Manager. The Board concluded that appropriate resources were provided under the Management Agreement. The Board also considered that, during the periods reviewed, the Manager had delegated day-to-day portfolio management responsibility to the Subadvisors, and it considered the due diligence program developed by the Manager for identifying, recommending, monitoring and replacing Subadvisors. The Board noted that the Manager applies the due diligence standards to the selection, monitoring and replacement of subadvisors and the Manager proposes the selection of the most suitable subadvisors, with a process that emphasizes Principal affiliated subadvisors, subject to the due diligence standards. The Board concluded that this due diligence process was working well. The Board also considered the compliance program established by the Manager and the level of compliance attained by the Funds. The Board noted that it had previously reviewed the annual best execution and soft dollar reports and found no issues that affected its consideration of the renewal of the Advisory Agreements. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Manager to the Funds under the Management Agreement were satisfactory.

The Board considered the nature, quality and extent of services provided under each Subadvisory Agreement. The Board considered the reputation, qualifications and background of the Subadvisor, investment approach of the Subadvisor, the experience and skills of investment personnel responsible for the day-to-day management of each Fund, and the resources made available to such personnel. The Board also considered the Subadvisors’ compliance with investment policies and general legal compliance. In addition, the Board considered the analysis provided under the Manager’s due diligence program, which resulted in the Manager recommending that each Subadvisory Agreement be continued. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Subadvisors to the Funds under the Subadvisory Agreements are satisfactory.

Investment Performance

The Board reviewed each Fund’s investment performance over longer-term periods (reviewing both the investment return during the three-year period and the blended investment return (50%/50%) of the three- and five-year periods), and compared those returns to various agreed-upon performance measures, including peer group data based upon a broad-based, industry category determined by Morningstar. For Funds or Subadvisors that did not have a three-year or five-year history, the Board reviewed performance for a one-year or three-year period, respectively, noting that certain funds had commenced operations recently and, accordingly, no performance information was considered. The Board also considered whether investment results were consistent with a Fund’s investment objective(s) and policies. For most Funds, the Board concluded that the Fund’s investment returns met acceptable levels of investment performance. There were some Funds, or certain Subadvisors for a multi-manager Fund, that had not attained during the relevant period a level of investment performance considered satisfactory by the Board. For such Funds, the Board also considered other factors, such as the longer-term performance of each such Fund. The Board concluded that the Manager has in place an effective due diligence process to monitor investment performance, to encourage remedial action and to make changes in the Subadvisor at the appropriate time, if necessary.

Investment Management Fees

The Board considered each Fund’s management fees. The Board received information, based on data supplied by Lipper Inc., comparing each Fund’s contractual management fee (at current asset levels and at theoretical asset levels), actual (after any fee waivers) management fee (at average fiscal year asset levels), actual non-management fees (at average fiscal year asset levels) and actual total expense ratio (at average fiscal year asset levels for Class A shares where available) to advisory fees and expense ratios of mutual funds in a narrow peer group selected by Lipper, or for two Funds, a custom peer group recommended by the Manager and reviewed by the Board (“Expense Group”) and a broad-based, industry category defined by Lipper (“Expense Universe”). For Funds that did not offer Class A shares or if Class A shares represented less than 5% of the Fund’s total assets, the information provided was based upon Institutional Class shares.

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In evaluating the management fees, the Board considered a variety of factors, including the amount of the fees, breakpoints, comparison to fees of peer group funds and other funds managed by the Manager, subadvisory fees paid, services provided, investment performance, total net expense ratios, profitability and expense caps and fee waivers. The Board considered that certain Funds have different management fees from certain other comparable funds managed by the Manager and noted the reasons cited by the Manager for the differing fees. For most Funds, actual management fees were within the 3rd Quartile or better when compared to their Expense Group. For some Funds, although actual management fees were higher than the 3rd Quartile, total net expense ratios were within the 3rd Quartile or better.

In the Board’ review of the expense caps in place with respect to certain classes of a number of Funds, the Board considered the Manager’s proposals to extend the expense caps in place for most of such classes for an additional year and to let the expense caps for classes of certain Funds expire, based upon the individual circumstances of these Funds.

Considering all factors it deemed relevant, the Board concluded that the management fee schedule for each Fund was reasonable and appropriate in light of the nature and quality of services provided by the Manager and other relevant factors.

Profitability

The Board reviewed detailed information regarding revenues the Manager receives under the Management Agreement, as well as the estimated direct and indirect costs the Manager incurs in providing to each Fund the services described in the applicable Advisory Agreements, for the year ended December 31, 2013. The Board also considered the returns on revenue generated in connection with the payment of subadvisory fees to affiliated Subadvisors (PGI, Principal -REI, Edge, Finisterre, Origin, and Spectrum). The Board concluded that the management fee for each Fund was reasonable, taking into account the profitability percentages the Manager provided.

Economies of Scale

The Board considered whether there are economies of scale with respect to the management of each Fund and whether the Funds benefit from any such economies of scale through breakpoints in fees. The Board then reviewed the levels at which breakpoints occur and the amount of the reductions. The Board considered whether the effective management fee rate for each Fund under the applicable Management Agreement is reasonable in relation to the asset size of such Fund. The Board concluded that the fee schedule for each Fund reflects an appropriate level of sharing of any economies of scale.

The Board noted that the management fees for the International Equity Index Fund series do not include breakpoints. Although its management fee schedules do not contain breakpoints, the Board noted that the Fund has a relatively low basis point fee (25 basis points) on all Fund assets.

Subadvisory Fees, Economies of Scale and Profitability

For each Fund the Board considered the subadvisory fees, noting that the Manager compensates each Subadvisor from its own management fee, so that shareholders pay only the management fee. The Board also received industry data supplied by Lipper Inc The Board considered whether there are economies of scale with respect to the subadvisory services provided to each Fund and, if so, whether the subadvisory fees reflect such economies of scale through breakpoints in fees. In addition, in evaluating the subadvisory fees and the factor of profitability, with respect to unaffiliated Subadvisors, the Board considered that the subadvisory fee rate was negotiated at arm’s-length between the Manager and each Subadvisor. The Board considered the profitability of the affiliated Subadvisors in conjunction with its review of the profitability of the Manager.

Other Benefits to the Manager and Subadvisors

The Board also considered the character and amount of other incidental benefits received by the Manager and its affiliates and each Subadvisor from their relationships with the Funds. The Board also considered as a part of this analysis each Subadvisor’s soft dollar practices and brokerage practices. The Board concluded that management and subadvisory fees for each Fund were reasonable in light of these benefits.

Overall Conclusions

Based upon all of the information it considered and the conclusions it reached, the Board determined unanimously that the terms of each Advisory Agreement continue to be fair and reasonable and that the continuation of each Advisory Agreement, with the actions proposed by the Manager, is in the best interests of each Fund.

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Origin Emerging Markets Fund Advisory Agreements

On September 8, 2014, the Board met to consider, on behalf of the newly established Origin Emerging Markets Fund series of PFI (the “Fund”), the approval of: (1) the amended and restated management agreement (“Management Agreement”) between PFI, for the Fund, and the Manager and (2) the amended and restated subadvisory agreement (“Subadvisory Agreement”) between the Manager and Origin (the “Subadviser”). (The Management Agreement and the Subadvisory Agreement are together referred to as the “Advisory Agreements.”)

Based upon its review, the Board concluded that it was in the best interests of the Fund to approve the Advisory Agreements. In reaching this conclusion, no single factor was determinative in the Board’s analysis, but rather the Board considered a variety of factors.

With respect to the Management Agreement, the Board considered, among other factors, that the Manager has had a long-term relationship with PFI Funds and has demonstrated a commitment to support the PFI Funds. The Board concluded that a long-term relationship with a capable, conscientious adviser is in the best interests of the Fund. The Board considered various factors, including the following, and made certain findings and conclusions with regard thereto, in approving the Advisory Agreements.

Nature, Quality and Extent of Services

The Board considered the nature, quality and extent of services to be provided under the Management Agreement, including administrative services. The Board noted that, in connection with the 2014 annual renewal of the Management Agreements for the other PFI funds, the Board had: (1) reviewed the services provided by the Manager to the other PFI funds under the Management Agreements; (2) considered the experience and skills of senior management leading fund operations, the experience and skills of the personnel performing the functions under the Management Agreements and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel, and the organizational depth and stability of the Manager and concluded that appropriate resources were provided under the Management Agreements for the PFI funds; (3) considered the program developed by the Manager for recommending, monitoring and replacing subadvisors for the PFI funds and concluded that this due diligence process was working well; and (4) considered the compliance program established by the Manager and the level of compliance attained by the PFI funds. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services to be provided by the Manager to the Fund under the Management Agreement are expected to be satisfactory.

The Board considered the nature, quality and extent of services to be provided under the Subadvisory Agreement. The Board considered the reputation, qualifications and background of the Subadvisor, investment approach of the Subadvisor, the experience and skills of the Subadvisor’s investment personnel who would be responsible for the day-to-day management of the Fund, and the resources made available to such personnel. The Board noted that the Subadvisor currently provides subadvisory services for another PFI fund, and that the Board had reviewed and had approved for renewal the subadvisory agreement at its September 2014 Board meeting. In addition, the Board considered the Manager’s program for recommending, monitoring and replacing subadvisors and that the Manager recommended the Subadvisor based upon that program. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services to be provided by the Subadvisor to the Fund under the Subadvisory Agreement are expected to be satisfactory.

Investment Performance

As the Fund is a newly created series, the Board did not review performance of the Fund since no track record was available. The Board reviewed the historical one-year, three-year and since-inception (January 4, 2011) performance returns as of June 30, 2014 of the Subadvisor in a composite with an investment strategy similar to the proposed portfolio strategy for the Fund, as compared to a relevant benchmark index and to a relevant Morningstar category. The Board concluded, based on the information provided, that the historical investment performance record of the Subadvisor was satisfactory.

Fees, Economies of Scale and Profitability

The Board considered the Fund’s proposed management and subadvisory fees. With respect to the proposed management fee, the Board considered the fees proposed to be paid to the Subadvisor. The Board also received information from the Manager, based on data supplied by Lipper Inc., comparing the proposed management fee to advisory fees of funds with similar investment objectives. The Board also considered whether there are economies of scale with respect to the services to be provided to the Fund under the Management Agreement. The Board noted that the proposed management fee schedule includes breakpoints, and concluded that the proposed management fee schedule reflects an appropriate recognition of economies of scale at currently anticipated asset levels.

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With respect to the subadvisory fees proposed to be paid to the Subadvisor, the Board noted that the Manager compensates the Subadvisor from its own management fee so that shareholders pay only the management fee. The Board considered whether there are economies of scale with respect to the subadvisory services to be provided under the Subadvisory Agreement. The Board concluded that, although the proposed subadvisory fee schedule does not include breakpoints, the Subadvisor’s fee schedule is appropriate at currently anticipated asset levels.

In addition, in evaluating the management and subadvisory fees, the Board considered the estimated profitability of the Fund to the Manager. The Board reviewed the anticipated expense ratio of each class of the Fund and considered that the Manager proposed to cap the total expense ratios for the classes at certain levels through December 29, 2015. On the basis of the information provided, the Board concluded that the proposed management and subadvisory fees were reasonable.

Other Benefits

The Board also considered the character and amount of other incidental benefits to be received by the Manager and Subadvisor. The Board noted that the Subadvisor may use soft dollars and that the Subadvisor’s policy is to use soft dollars within the Section 28(e) safe harbor. The Board concluded that taking into account these potential benefits, the proposed management and subadvisory fees were reasonable.

Overall Conclusions

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of each Advisory Agreement are fair and reasonable and that approval of each of the Advisory Agreements is in the best interests of the Fund.

Real Estate Allocation Fund Advisory Agreements

On September 8, 2014, the Board met to consider, on behalf of the newly established Real Estate Allocation Fund series of PFI (the “Fund”), the approval of: (1) the amended and restated management agreement (“Management Agreement”) between PFI, for the Fund, and the Manager and (2) the amended and restated subadvisory agreement (“Subadvisory Agreement”) between the Manager and Principal-REI (the “Subadvisor”). (The Management Agreement and the Subadvisory Agreement are together referred to as the “Advisory Agreements.”)

Based upon its review, the Board concluded that it was in the best interests of the Fund to approve the Advisory Agreements. In reaching this conclusion, no single factor was determinative in the Board’s analysis, but rather the Board considered a variety of factors.

With respect to the Management Agreement, the Board considered, among other factors, that the Manager has had a long-term relationship with PFI funds and has demonstrated a commitment to support the PFI funds. The Board concluded that a long-term relationship with a capable, conscientious adviser is in the best interests of the Fund. The Board considered various factors, including the following, and made certain findings and conclusions with regard thereto, in approving the Advisory Agreements.

Nature, Quality and Extent of Services

The Board considered the nature, quality and extent of services to be provided under the Management Agreement, including administrative services. The Board noted that, in connection with the 2014 annual renewal of the Management Agreements for the other PFI funds, the Board had: (1) reviewed the services provided by the Manager to the other PFI funds under the Management Agreements; (2) considered the experience and skills of senior management leading fund operations, the experience and skills of the personnel performing the functions under the Management Agreements and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel, and the organizational depth and stability of the Manager and concluded that appropriate resources were provided under the Management Agreements for the PFI funds; (3) considered the program developed by the Manager for recommending, monitoring and replacing subadvisors for the PFI funds and concluded that this due diligence process was working well; and (4) considered the compliance program established by the Manager and the level of compliance attained by the PFI funds. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services to be provided by the Manager to the Fund under the Management Agreement are expected to be satisfactory.

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The Board considered the nature, quality and extent of services to be provided under the Subadvisory Agreement. The Board considered the reputation, qualifications and background of the Subadvisor, investment approach of the Subadvisor, the experience and skills of the Subadvisor’s investment personnel who would be responsible for the day-to-day management of the Fund, and the resources made available to such personnel. The Board noted that the Subadvisor currently provides subadvisory services for other PFI funds and series of Principal Variable Contracts Funds, Inc., including one of the two underlying funds in which the Fund will invest its assets, and that the Board had reviewed and had approved for renewal those subadvisory agreements at its September 2014 Board meeting. The Board further noted that the Subadvisor will provide subadvisory services to the other underlying fund in which the Fund will invest its assets (a newly established PFI fund), and that the Board had reviewed and approved that fund’s subadvisory agreement at its September 2014 Board meeting. In addition, the Board considered the Manager’s program for recommending, monitoring and replacing subadvisors and that the Manager recommended the Subadvisor based upon that program. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services to be provided by the Subadvisor to the Fund under the Subadvisory Agreement are expected to be satisfactory.

Investment Performance

As the Fund is a newly created series, the Board did not review performance of the Fund since no track record was available. The Board reviewed the historical one-year, three-year, five-year and since-inception (October 1, 2007) performance returns as of June 30, 2014 of one of the two underlying funds in which the Fund will invest its assets and the historical one-year, three-year and since-inception (October 1, 2009) performance returns as of June 30, 2014 of the Subadvisor in a composite with an investment strategy similar to the proposed portfolio strategy of the other underlying fund in which the Fund will invest its assets, each as compared to a relevant benchmark index and to the relevant Morningstar category. The Board concluded, based on the information provided, that the Subadvisor is well qualified.

Fees, Economies of Scale and Profitability

The Board considered that the Fund will pay no direct management or subadvisory fees to the Manager or the Subadvisor, respectively. However, as a fund-of-funds that will invest its assets in underlying funds managed by the Manager and the Subadvisor, the Board noted that the Fund will indirectly bear its portion of the management and subadvisory fees paid by such underlying funds. The Board noted that the Board had reviewed and had approved for renewal the management and subadvisory agreements of one such underlying fund, and that the Board had reviewed and approved the management and subadvisory agreements of the other underlying fund, at its September 2014 Board meeting.

In addition, in evaluating the management and subadvisory fees, the Board considered the estimated profitability of the Fund to the Manager. The Board reviewed the anticipated expense ratio of each class of the Fund and considered that the Manager proposed to cap the total expense ratios for the classes at certain levels through December 29, 2015. On the basis of the information provided, the Board concluded that the proposed management and subadvisory fees were reasonable.

Other Benefits

The Board also considered the character and amount of other incidental benefits to be received by the Manager and Subadvisor. The Board noted that the Subadvisor will not use soft dollars given the Fund’s fund-of-funds structure. The Board concluded that, on the basis of the information provided, the proposed management and subadvisory fees were reasonable.

Overall Conclusions

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of each Advisory Agreement are fair and reasonable and that approval of each of the Advisory Agreements is in the best interests of the Fund.

Real Estate Debt Income Fund Advisory Agreements

On September 8, 2014, the Board met to consider, on behalf of the newly established Real Estate Debt Income Fund series of PFI (the “Fund”), the approval of: (1) the amended and restated management agreement (“Management Agreement”) between PFI, for the Fund, and the Manager and (2) the amended and restated subadvisory agreement (“Subadvisory Agreement”) between the Manager and Principal-REI (the “Subadvisor”). (The Management Agreement and the Subadvisory Agreement are together referred to as the “Advisory Agreements.”)

Based upon its review, the Board concluded that it was in the best interests of the Fund to approve the Advisory Agreements. In reaching this conclusion, no single factor was determinative in the Board’s analysis, but rather the Board considered a variety of factors.

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With respect to the Management Agreement, the Board considered, among other factors, that the Manager has had a long-term relationship with PFI funds and has demonstrated a commitment to support the PFI funds. The Board concluded that a long-term relationship with a capable, conscientious adviser is in the best interests of the Fund. The Board considered various factors, including the following, and made certain findings and conclusions with regard thereto, in approving the Advisory Agreements.

Nature, Quality and Extent of Services

The Board considered the nature, quality and extent of services to be provided under the Management Agreement, including administrative services. The Board noted that, in connection with the 2014 annual renewal of the Management Agreements for the other PFI funds, the Board had: (1) reviewed the services provided by the Manager to the other PFI funds under the Management Agreements; (2) considered the experience and skills of senior management leading fund operations, the experience and skills of the personnel performing the functions under the Management Agreements and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel, and the organizational depth and stability of the Manager and concluded that appropriate resources were provided under the Management Agreements for the PFI funds; (3) considered the program developed by the Manager for recommending, monitoring and replacing subadvisors for the PFI funds and concluded that this due diligence process was working well; and (4) considered the compliance program established by the Manager and the level of compliance attained by the PFI funds. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services to be provided by the Manager to the Fund under the Management Agreement are expected to be satisfactory.

The Board considered the nature, quality and extent of services to be provided under the Subadvisory Agreement. The Board considered the reputation, qualifications and background of the Subadvisor, investment approach of the Subadvisor, the experience and skills of the Subadvisor’s investment personnel who would be responsible for the day-to-day management of the Fund, and the resources made available to such personnel. The Board noted that the Subadvisor currently provides subadvisory services for other PFI funds and series of Principal Variable Contracts Funds, Inc., and that the Board had reviewed and had approved for renewal those subadvisory agreements at its September 2014 Board meeting. In addition, the Board considered the Manager’s program for recommending, monitoring and replacing subadvisors and that the Manager recommended the Subadvisor based upon that program. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services to be provided by the Subadvisor to the Fund under the Subadvisory Agreement are expected to be satisfactory.

Investment Performance

As the Fund is a newly created series, the Board did not review performance of the Fund since no track record was available. The Board reviewed the historical one-year, three-year, five-year and since-inception (October 1, 2009) performance returns as of June 30, 2014 of the Subadvisor in a composite with an investment strategy similar to the proposed portfolio strategy for the Fund, as compared to a relevant benchmark index and to a relevant Morningstar category. The Board concluded, based on the information provided, that the historical investment performance record of the Subadvisor was satisfactory.

Fees, Economies of Scale and Profitability

The Board considered the Fund’s proposed management and subadvisory fees. With respect to the proposed management fee, the Board considered the fees proposed to be paid to the Subadvisor. The Board also received information from the Manager, based on data supplied by Lipper Inc., comparing the proposed management fee to advisory fees of funds with similar investment objectives. The Board also considered whether there are economies of scale with respect to the services to be provided to the Fund under the Management Agreement. The Board noted that the proposed management fee schedule includes breakpoints, and concluded that the proposed management fee schedule reflects an appropriate recognition of economies of scale at currently anticipated asset levels.

With respect to the subadvisory fees proposed to be paid to the Subadvisor, the Board noted that the Manager compensates the Subadvisor from its own management fee so that shareholders pay only the management fee. The Board considered whether there are economies of scale with respect to the subadvisory services to be provided under the Subadvisory Agreement. The Board concluded that, although the proposed subadvisory fee schedule does not include breakpoints, the Subadvisor’s fee schedule is appropriate at currently anticipated asset levels.

In addition, in evaluating the management and subadvisory fees, the Board considered the estimated profitability of the Fund to the Manager. The Board reviewed the anticipated expense ratio of each class of the Fund and considered that the Manager proposed to cap the total expense ratios for the classes at certain levels through December 29, 2015. On the basis of the information provided, the Board concluded that the proposed management and subadvisory fees were reasonable.

149

Other Benefits

The Board also considered the character and amount of other incidental benefits to be received by the Manager and Subadvisor. The Board noted that the Subadvisor may use soft dollars and that the Subadvisor’s policy is to use soft dollars within the Section 28(e) safe harbor. The Board concluded that taking into account these potential benefits, the proposed management and subadvisory fees were reasonable.

Overall Conclusions

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of each Advisory Agreement are fair and reasonable and that approval of each of the Advisory Agreements is in the best interests of the Fund.

150

Intentionally Left Blank

Intentionally Left Blank

Principal Funds Distributor, Inc.
711 High Street
Des Moines, IA 50392-6370

Do not use this address for business correspondence.

WE’LL GIVE YOU AN EDGE®

principalfunds.com

GLOBAL INVESTMENT MANAGEMENT • ASSET ALLOCATION EXPERTISE • RETIREMENT LEADERSHIP

Investing involves risk, including possible loss of principal.

     This semiannual report is published as general information for the shareholders of Principal Funds. This material is not authorized for distribution unless preceded or accompanied by a current prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the funds. Investors should read the prospectus carefully before investing.

To obtain an additional prospectus, please contact your financial professional or call 800-222-5852.

Principal Funds are distributed by Principal Funds Distributor, Inc.

  E-mail notice of statement and reports
  24/7 online account access
  Less paper mail, more convenience

Note: if your shares are not held directly with Principal Funds but through a brokerage firm, please contact your broker for electronic delivery options available.

FV674-05 | 02/2015 | t15020602fm | © 2015 Principal Financial Services, Inc.

Principal Capital Securities Fund

Semiannual Report

February 28, 2015

PRIVACY NOTICE

This Notice is provided on behalf of the following
companies of the Principal Financial Group:

Principal Life Insurance Company
Principal National Life Insurance Company
Princor Financial Services Corporation
Principal Trust Company
Principal Global Investors, LLC
Principal Global Investors Trust
Principal Real Estate Investors, LLC
Principal Commercial Acceptance, LLC
Principal Commercial Funding, LLC
Principal Green Fund I, LP / PGF GP, LLC
Edge Asset Management, Inc. / Spectrum Asset Management, Inc.
Principal Variable Contracts Funds, Inc.
Principal Life Insurance Company Variable Life Separate Account
Principal National Life Insurance Company Variable Life Separate Account
Principal Life Insurance Company Separate Account B
Principal Funds, Inc. / Principal Funds Distributor, Inc.
Employers Dental Services, Inc. / Principal Dental Services, Inc.
First Dental Health

PROTECTING YOUR PRIVACY	HOW WE SHARE INFORMATION
This Notice is required by law. It tells how we handle	Within the Principal Financial Group
personal information.	We may share personal information about you or about former
This Notice applies to:	customers, plan participants or beneficiaries within the
x people who own or apply for our products or services	Principal Financial Group for several reasons, including:
for personal use.	x to assist us in providing service;
x employee benefit plan participants and beneficiaries.	x to help design and improve products; or
Please note that in this Notice, “you” refers to only these	x with your consent, at your request or as allowed by law.
people. The Notice does not apply to an employer plan
sponsor or group policyholder.	With Others

WE PROTECT INFORMATION WE COLLECT ABOUT	In the course of doing business we may share data with others.
YOU	This could include personal information about you or about
former customers, plan participants or beneficiaries. Personal
We follow strict standards to safeguard personal	information may be shared with others for the following
information. These standards include limiting access to	reasons:
data and regularly testing our security technology.
x in response to a subpoena,
HOW WE COLLECT INFORMATION	x to prevent fraud,
We collect data about you as we do business with you.	x to comply with inquiries from government agencies or
Some of the sources of this data are as follows:	other regulators, or
x Information we obtain when you apply or enroll for	x for other legal purposes.
products or services. You may provide facts such as
your name; address; Social Security number; financial	We also may share personal information:
status; and, when applicable, health history.	x with others that service your accounts, or that perform
x Information we obtain from others. This may include	services on our behalf;
claim reports, medical records, when applicable, credit	x with others with whom we may have joint marketing
reports, property values and similar data.	agreements. These include financial services companies
x Information we obtain through our transactions	(such as other insurance companies, banks or mutual
and experience with you. This includes your claims	fund companies); and
history, payment and investment records, and account	x with other companies with your consent, at your request
values and balances.	or as allowed by law.
x Information we obtain through the Internet. This
includes data from online forms you complete. It also
includes data we collect when you visit our websites.

MM 2458-12

01/2014

F445PS-14

MEDICAL INFORMATION	MORE INFORMATION
We do not share medical information among companies	You may write to us if you have questions about our Privacy
of the Principal Financial Group or with others except:	Notice. Contact our Privacy Officer at P.O. Box 14582,
x when needed to service your policies, accounts,	Des Moines, Iowa 50306-3582.
claims or contracts;

x when laws protecting your privacy permit it; or	Receipt of this notice does not mean your application has been
x when you consent.	accepted.
ACCURACY OF INFORMATION	We may change our privacy practices at times. We will give
you a revised notice when required by law.
We strive for accurate records. Please tell us if you
receive any incorrect materials from us. We will make the	Our privacy practices comply with all applicable laws. If a
appropriate changes.	state’s privacy laws are more restrictive than those stated in
COMPANIES WITHIN THE PRINCIPAL FINANCIAL	this Notice, we comply with those laws.
GROUP	Your agent, broker, registered representative, consultant or
Several companies within the Principal Financial Group	advisor may have a different privacy policy.
are listed at the top of this Notice. The companies of the
Principal Financial Group are leading providers of	1-800-986-3343
retirement savings, investment, and insurance products.

MM 2458-12

01/2014

F456PS-14

CALIFORNIA PRIVACY NOTICE

This Notice is provided on behalf of the following
companies of the Principal Financial Group:

Principal Life Insurance Company
Principal National Life Insurance Company
Princor Financial Services Corporation
Principal Trust Company
Principal Global Investors, LLC
Principal Global Investors Trust
Principal Real Estate Investors, LLC
Principal Commercial Acceptance, LLC
Principal Commercial Funding, LLC
Principal Green Fund I, LP / PGF GP, LLC
Edge Asset Management, Inc. / Spectrum Asset Management, Inc.
Principal Variable Contracts Funds, Inc.
Principal Life Insurance Company Variable Life Separate Account
Principal National Life Insurance Company Variable Life Separate Account
Principal Life Insurance Company Separate Account B
Principal Funds, Inc. / Principal Funds Distributor, Inc.
Employers Dental Services, Inc. / Principal Dental Services, Inc.
First Dental Health

PROTECTING YOUR PRIVACY	HOW WE SHARE INFORMATION
This Notice is required by law. It tells how we handle	We may share personal information about you or about former
personal information.	customers, plan participants or beneficiaries among companies
This Notice applies to individual residents of California	within the Principal Financial Group or with others for several
who:	reasons, including:
x own or apply for our products or services for personal	x to assist us in servicing your account;
use.	x to protect against potential identity theft or
x are employee benefit plan participants and	unauthorized transactions;
beneficiaries.	x to comply with inquiries from government agencies or other
Please note that in this Notice, “you” refers to only these	regulators, or for other legal purposes;
people. The Notice does not apply to an employer plan	x with your consent, at your request or as allowed by law.
sponsor or group policyholder.
MEDICAL INFORMATION
WE PROTECT INFORMATION WE COLLECT ABOUT
YOU	We do not share medical information among companies of the
We follow strict standards to protect personal information.	Principal Financial Group or with others except:
These standards include limiting access to data and	x when needed to service your policies, accounts, claims
regularly testing our security technology.	or contracts;

HOW WE COLLECT INFORMATION	x when laws protecting your privacy permit it; or
We collect data about you as we do business with you.	x when you consent.

Some of the sources of this data are as follows:	ACCURACY OF INFORMATION
x Information we obtain when you apply or enroll for
products or services. You may provide facts such as	We strive for accurate records. Please tell us if you receive any
your name; address; Social Security number; financial	incorrect materials from us. We will make the appropriate
status; and, when applicable, health history.	changes.

x Information we obtain from others. This may include	COMPANIES WITHIN THE PRINCIPAL FINANCIAL
claim reports, medical records, credit reports and	GROUP
similar data.
Several companies within the Principal Financial Group are
x Information we obtain through our transactions	listed at the top of this Notice. The companies of the Principal
and experience with you. This includes your claims	Financial Group are leading providers of retirement savings,
history, payment and investment records, and account	investment, and insurance products.
values.
x Information we obtain through the Internet. This
includes data from online forms you complete. It also
includes data we receive when you visit our website.

BB 9338-11

01/2014

F445CA-11

MORE INFORMATION	Our privacy practices comply with all applicable laws.

You may write to us if you have questions about our Privacy	Your agent, broker, registered representative, consultant or
Notice. Contact our Privacy Officer at P.O. Box 14582,	advisor may have a different privacy policy.
Des Moines, Iowa 50306-3582.
1-800-986-3343
Receipt of this notice does not mean your application has been accepted.

We may change our privacy practices at times. We will give
you a revised notice when required by law.

BB 9338-11

01/2014

F456CA-11

Financial Statements	1
Notes to Financial Statements	4
Schedules of Investments	9
Financial Highlights (Includes performance information)	12
Shareholder Expense Example	14
Supplemental Information	15

	STATEMENT OF ASSETS AND LIABILITIES
	PRINCIPAL FUNDS, INC.
	February 28, 2015 (unaudited)

		Capital
Amounts in thousands, except per share amounts	Securities Fund
Investment in securities--at cost		$71,276
Assets
Investment in securities--at value		$71,452
Cash		2,443
Receivables:
Dividends and interest		1,010
Expense reimbursement from Manager		7
Fund shares sold		3,720
	Total Assets	78,632
Liabilities
Accrued other expenses		11
Payables:
Dividends payable		361
Fund shares redeemed		30
	Total Liabilities	402
Net Assets Applicable to Outstanding Shares		$78,230
Net Assets Consist of:
Capital shares and additional paid-in-capital		$78,128
Accumulated undistributed (overdistributed) net investment income (loss)		(45)
Accumulated undistributed (overdistributed) net realized gain (loss)		(29)
Net unrealized appreciation (depreciation) of investments		176
	Total Net Assets	$78,230
Capital Stock (par value: $.01 per share):
Shares authorized		500,000
Net Asset Value Per Share:
Class S: Net Assets		$78,230
Shares Issued and Outstanding		7,764
Net Asset Value per share		$10.08

See accompanying notes.

1

STATEMENT OF OPERATIONS
PRINCIPAL FUNDS,INC.
Six Months Ended February 28, 2015 (unaudited)

Capital
Amounts in thousands	Securities Fund
Net Investment Income (Loss)
Income:
Dividends	$194
Interest	1,897
Total Income	2,091
Expenses:
Registration fees - Class S	11
Transfer agent fees - Class S	2
Custodian fees	1
Directors' expenses	2
Professional fees	16
Other expenses	1
Total Gross Expenses	33
Less: Reimbursement from Manager - Class S	33
Total Net Expenses	–
Net Investment Income (Loss)	2,091

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investment transactions	(29)
Change in unrealized appreciation/depreciation of:
Investments	(97)
Net Realized and Unrealized Gain (Loss) on Investments	(126)
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,965

See accompanying notes.

2

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands		Capital Securities Fund

		Period Ended	Period Ended
		February 28, 2015	August 31, 2014(a)
Operations
Net investment income (loss)		$2,091	$1,169
Net realized gain (loss) on investments		(29)	35
Change in unrealized appreciation/depreciation of investments		(97)	273
	Net Increase (Decrease) in Net Assets Resulting from Operations	1,965	1,477

Dividends and Distributions to Shareholders
From net investment income		(2,210)	(1,095)
From net realized gain on investments		(35)	–
	Total Dividends and Distributions	(2,245)	(1,095)

Capital Share Transactions
Net increase (decrease) in capital share transactions		11,112	67,016
	Total Increase (Decrease) in Net Assets	10,832	67,398

Net Assets
Beginning of period		67,398	–
End of period (including undistributed net investment income as set forth below)		$78,230	$67,398
Undistributed (overdistributed) net investment income (loss)		$(45)	$74

Class S
Capital Share Transactions:
Period Ended February 28, 2015
Dollars:
Sold	$15,599
Reinvested	2,062
Redeemed	(6,549)
Net Increase (Decrease)	$11,112
Shares:
Sold	1,550
Reinvested	206
Redeemed	(653)
Net Increase (Decrease)	1,103

Period Ended August 31, 2014(a)
Dollars:
Sold	$69,427
Reinvested	1,072
Redeemed	(3,483)
Net Increase (Decrease)	$67,016
Shares:
Sold	6,900
Reinvested	106
Redeemed	(345)
Net Increase (Decrease)	6,661

Distributions:
Period Ended February 28, 2015
From net investment income $	(2,210)
From net realized gain on
investments	(35)
Total Dividends and Distributions $	(2,245)

Period Ended August 31, 2014(a)
From net investment income $	(1,095)
From net realized gain on
investments	–
Total Dividends and Distributions $	(1,095)

(a)	Period from March 14, 2014, date operations commenced, through August 31, 2014.

See accompanying notes.

3

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2015 (unaudited)

1. Organization

Principal Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. The financial statements for Capital Securities Fund (the “fund”) are presented herein.

Capital Securities Fund is an investment company and applies specialized accounting and reporting under Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The fund was an investment company at all times during the period. The fund does not provided financial support, and is not contractually required to provide financial support to any investee.

Effective March 14, 2014, the initial purchase of $10,000 of Class S shares of Capital Securities Fund was made by Principal Management Corporation (the “Manager”).

2. Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Capital Securities Fund values securities for which market quotations are readily available at market value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.

Income and Investment Transactions. The fund records investment transactions on a trade date basis. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The fund records dividend income on the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized over the lives of the respective securities.

Expenses. Expenses directly attributed to the fund are charged to the fund. Other Fund expenses not directly attributed to the fund are apportioned among the registered investment companies managed by the Manager.

Distributions to Shareholders. Dividends and distributions to shareholders of Capital Securities Fund are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments are determined in accordance with federal tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales and certain preferred securities. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.

4

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2015 (unaudited)

2. Significant Accounting Policies (Continued)

Federal Income Taxes. No provision for federal income taxes is considered necessary because Capital Securities Fund intends to qualify as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

Management evaluates tax positions taken or expected to be taken in the course of preparing the funds’ tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. During the period ended February 28, 2015, Capital Securities Fund did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the 2014 fiscal year. No examinations are anticipated or in progress at this time.

3. Operating Policies

Borrowings. Pursuant to an exemptive order issued by the Securities and Exchange Commission, Capital Securities Fund and other registered investment companies managed by the Manager may participate in an interfund lending facility (“Facility”). The Facility allows the funds to borrow money from or loan money to the other participants. Loans under the Facility are made to handle unusual and/or unanticipated short-term cash requirements. Interest paid and received on borrowings is the average of the current repurchase agreement rate and the bank loan rate (the higher of (i) the Federal Funds Rate or (ii) the One Month LIBOR rate plus 1.00%). During the period ended February 28, 2015, Capital Securities Fund did not borrow from or loan to the Facility.

Counterparties. Capital Securities Fund may be exposed to counterparty risk, or the risk that another party with which the fund has unsettled or open transactions will fail to perform on their commitment. To the extent that unpaid amounts owed to the fund exceeds a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the fund in the form of cash or cash equivalents equal in value to the unpaid amount owed to the fund. If the unpaid amount owed to the fund subsequently decreases, the fund would be required to return all or a portion of the collateral.

Master Agreements may also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions governed under the relevant master agreement with a counterparty exceeds a specified threshold.

Indemnifications. The Fund enters into service contracts, in the ordinary course of business, that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

5

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2015 (unaudited)

4. Fair Valuation

Fair value is defined as the price that the fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the fund uses various valuation approaches, including market, income and/or cost approaches. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the fund. Unobservable inputs are inputs that reflect the fund’s own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

ÏLevel 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

ÏLevel 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.). Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

ÏLevel 3 – Significant unobservable inputs (including the fund’s assumptions in determining the fair value of investments). Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the fund in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The fund uses prices and inputs that are current as of the measurement date.

Investments which are generally included in the Level 3 category are primarily valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement.

The fair values of these entities are dependent on economic, political and other considerations. The values of the investments may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.).

Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors of the Fund. The Manager has established a Valuation Committee of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets monthly and reports directly to the Board of Directors. The Pricing Group who reports to the Valuation Committee relies on the established Pricing Policies to determine fair valuation. Included in the Pricing Policies is an overview of the approved valuation technique established for each asset class. The Pricing Group will consider all appropriate information when determining fair valuation.

6

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC.

February 28, 2015 (unaudited)

4. Fair Valuation (Continued)

The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors. In addition, valuation data is periodically compared to actual transactions executed by the fund (i.e., purchases/sales) and differences between transaction prices and prior period valuation data are investigated based on specified tolerances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.

The beginning of the period timing recognition has been adopted for the significant transfers between levels of the fund’s assets and liabilities. During the period, there were no purchases, sales, or transfers into or out of Level 3. There were no transfers between Levels 1 and 2 as of February 28, 2015.

The following is a summary of the inputs used as of February 28, 2015 in valuing the Funds' securities carried at value (amounts shown in thousands):

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Capital Securities Fund
Bonds		$—	$62,762	$—	$62,762
Preferred Stocks
Communications		—	2,897	—	2,897
Financial		3,890	828	—	4,718
Utilities		—	1,075	—	1,075
	Total investments in securities $	3,890	$67,562	$—	$71,452

5. Management Agreement and Transactions with Affiliates

The Manager has contractually agreed to limit the expenses (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) for the fund. The reductions and reimbursements are in amounts that maintain total operating expenses at 0.00%. The limit is expressed as a percentage of average daily net assets on an annualized basis during the reporting period. It is expected that the expense limit will continue permanently.

The fund is an integral part of “wrap-fee” programs, including those sponsored by registered investment advisors and broker-dealers unaffiliated with the fund. Participants in these programs pay a “wrap” fee to the wrap-fee program’s sponsor.

Amounts owed to Capital Securities Fund under the terms of the expense limitation agreements are reflected in the statement of assets and liabilities as an expense reimbursement from Manager.

7

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2015 (unaudited)

6. Investment Transactions

For the period ended February 28, 2015, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. government securities) by the fund was as follows (amounts shown in thousands):

	Purchases	Sales
Capital Securities Fund	$10,914	$3,982

7. Federal Tax Information

Distributions to Shareholders. Federal tax distributions of ordinary income paid for the periods ended February 28, 2015 and August 31, 2014 was $ and $1,095,000, respectively.

Distributable Earnings. As of August 31, 2014, the components of distributable earnings/(deficit) on a federal tax basis were as follows (amounts in thousands):

Total
	Undistributed	Net Unrealized	Accumulated
	Ordinary	Appreciation	Earnings
	Income	(Depreciation)	(Deficit)
Capital Securities Fund	$109	$273	$382

FederalIncomeTaxBasis. At February 28, 2015, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Funds were as follows (amounts in thousands):

	Unrealized	Unrealized	Net Unrealized	Cost for Federal
	Appreciation	(Depreciation)	Appreciation (Depreciation)	Income Tax Purposes
Capital Securities Fund	1,054	(878)	176	71,276

8. Subsequent Events. Management has evaluated events and transactions that have occurred through the date the financial statements were issued, that would merit recognition or disclosure in the financial statements. There were no items requiring adjustment of the financial statements or additional disclosure.

8

Schedule of Investments
Capital Securities Fund
February 28, 2015 (unaudited)

PREFERRED STOCKS - 11.11%	Shares Held Value (000's)		Principal
			BONDS (continued)	Amount (000's) Value (000's)
Banks- 4.97%
CoBank ACB 6.13%	6,000	$570	Diversified Financial Services (continued)
Fifth Third Bancorp	119,734	3,320	HSBC Finance Capital Trust IX
		$3,890	5.91%, 11/30/2035	$1,250	$1,274
					$4,804
Electric - 1.38%
Georgia Power Co 6.50%	10,000	1,075	Electric - 3.47%
			RWE AG
			7.00%, 10/12/2072(b)	2,500	2,713
Insurance - 1.06%
XLIT Ltd	1,000	828
			Hand & Machine Tools - 0.83%
			Stanley Black & Decker Inc
Telecommunications - 3.70%			5.75%, 12/15/2053	600	652
Centaur Funding Corp 9.08% (a)	2,329	2,897

TOTAL PREFERRED STOCKS		$8,690	Insurance - 21.58%
	Principal		ACE Capital Trust II
BONDS- 80.23%	Amount (000's) Value (000's)		9.70%, 04/01/2030	1,170	1,743
			Allstate Corp/The
Banks- 42.85%			5.75%, 08/15/2053(b)	300	324
Abbey National Capital Trust I			Aon Corp
8.96%, 12/31/2049	$750	$962	8.21%, 01/01/2027	1,000	1,304
Banco do Brasil SA/Cayman			Catlin Insurance Co Ltd
9.25%, 10/31/2049 (a),(b)	1,000	910	7.25%, 07/29/2049(a)	1,300	1,276
Bank of America Corp			Dai-ichi Life Insurance Co Ltd/The
6.50%, 10/29/2049 (b)	500	530	5.10%, 10/29/2049(a),(b)	100	107
Barclays Bank PLC			Everest Reinsurance Holdings Inc
7.75%, 04/10/2023 (b)	1,400	1,545	6.60%, 05/01/2067(b)	400	412
Barclays PLC			Great-West Life & Annuity Insurance Capital
6.63%, 06/29/2049 (b)	636	621	LP
BNP Paribas SA			6.63%, 11/15/2034(a)	1,200	1,391
7.20%, 06/29/2049 (a)	1,600	1,924	Hartford Financial Services Group Inc/The
Cooperatieve Centrale Raiffeisen-			8.13%, 06/15/2068(b)	200	228
Boerenleenbank BA/Netherlands			Liberty Mutual Group Inc
8.40%, 11/29/2049 (b)	2,000	2,227	7.80%, 03/07/2087(a)	700	840
11.00%, 12/29/2049 (a),(b)	1,000	1,294	Lincoln National Corp
Corestates Capital III			6.05%, 04/20/2067(b)	800	776
0.83%, 02/15/2027 (a),(b)	2,000	1,730	MetLife Inc
Credit Agricole SA			10.75%, 08/01/2069	400	668
8.38%, 12/31/2049 (a),(b)	2,250	2,672	Nationwide Financial Services Inc
Credit Suisse Group AG			6.75%, 05/15/2067	500	526
7.50%, 12/29/2049 (a),(b)	1,300	1,394	Nippon Life Insurance Co
Goldman Sachs Group Inc/The			5.00%, 10/18/2042(a),(b)	1,525	1,624
5.70%, 12/29/2049 (b)	1,000	1,033	PartnerRe Finance II Inc
HSBC Capital Funding LP/Jersey			6.44%, 12/01/2066(b)	1,000	1,015
10.18%, 12/29/2049 (a),(b)	500	754	Prudential Financial Inc
JP Morgan Chase & Co			5.63%, 06/15/2043(b)	800	846
6.75%, 01/29/2049 (b)	2,000	2,159	Prudential PLC
M&T Bank Corp			7.75%, 01/29/2049	2,000	2,135
6.45%, 12/29/2049 (b)	1,300	1,404	Sirius International Group Ltd
Morgan Stanley			7.51%, 05/29/2049(a),(b)	600	630
5.45%, 07/29/2049 (b)	1,500	1,535	Voya Financial Inc
National Australia Bank Ltd/New York			5.65%, 05/15/2053(b)	1,000	1,037
8.00%, 09/29/2049	600	647			$16,882
Nordea Bank AB
5.50%, 09/29/2049 (a),(b)	400	411	Pipelines - 0.41%
5.50%, 09/29/2049 (b)	1,100	1,130	DCP Midstream LLC
6.13%, 12/29/2049 (a),(b)	1,000	1,030	5.85%, 05/21/2043(a),(b)	400	321
PNC Financial Services Group Inc/The
6.75%, 07/29/2049 (b)	1,700	1,882	Telecommunications - 2.08%
Societe Generale SA			Koninklijke KPN NV
7.88%, 12/29/2049 (a),(b)	1,000	1,014	7.00%, 03/28/2073(b)	1,500	1,627
8.25%, 09/29/2049 (b)	750	797
UBS AG/Jersey
7.25%, 02/22/2022 (b)	1,200	1,296	Transportation - 2.87%
Wells Fargo & Co			BNSF Funding Trust I
7.98%, 12/31/2049 (b)	2,400	2,622	6.61%, 12/15/2055(b)	2,000	2,240
		$33,523
			TOTAL BONDS		$62,762
Diversified Financial Services - 6.14%			Total Investments		$71,452
Charles Schwab Corp/The			Other Assets in Excess of Liabilities, Net - 8.66%		$6,778
7.00%, 02/28/2049 (b)	800	940	TOTAL NET ASSETS - 100.00%		$78,230
General Electric Capital Corp
7.13%, 12/29/2049 (b)	2,200	2,590

See accompanying notes.

9

Schedule of Investments
Capital Securities Fund
February 28, 2015 (unaudited)

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $22,219 or 28.40% of net assets.
(b)	Variable Rate. Rate shown is in effect at February 28, 2015.

Portfolio Summary (unaudited)

Sector	Percent
Financial	76.60%
Communications	5.78%
Utilities	4.85%
Industrial	3.70%
Energy	0.41%
Other Assets in Excess of Liabilities, Net	8.66%
TOTAL NET ASSETS	100.00%

See accompanying notes.

10

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11

FINANCIAL HIGHLIGHTS PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

		Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Total Dividends and Distributions	Net Asset Value End of Period	Total Return
CAPITAL SECURITIES FUND
Class S shares
2015	(b)	$10.12	$0.30	($0.03)	$0.27	($0.31)	($0.31)	$10.08	2.69	%(c)
2014	(f)	10.00	0.25	0.06	0.31	(0.19)	(0.19)	10.12	3.12	(c)

See accompanying notes.

12

FINANCIAL HIGHLIGHTS (continued)
PRINCIPAL FUNDS,INC.
(unaudited)

			Ratio of Net
	Ratio of Expenses		Investment Income
Net Assets, End of	to Average Net		to Average Net		Portfolio
Period (in thousands)	Assets		Assets		Turnover Rate

$78,230	0.00%(d),(e)		5.99	%(d)	11.7	%(d)

67,398	0.00 (d)	,(e)	5.38	(d)	16.9	(d)

(a)	Calculated based on average shares outstanding during the period.
(b)	Six months ended February 28, 2015.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Reflects Manager's contractual expense limit.
(f)	Period from March 14, 2014, date shares first offered, through August 31, 2014.

See accompanying notes.

13

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS,INC.
February 28, 2015 (unaudited)

As a shareholder of Capital Securities Fund, you may incur ongoing costs, including management fees; distribution fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2014 to February 28, 2015), unless otherwise noted.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Capital Securities Fund shares may only be purchased through wrap programs. Such programs may impose fees in addition to those charged by the fund. These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual			Hypothetical
			Expenses Paid			Expenses Paid
			During Period			During Period
	Beginning	Ending	September 1,	Beginning	Ending	September 1,
	Account Value	Account Value	2014 to	Account Value	Account Value	2014 to
	September 1,	February 28,	February 28,	September 1,	February 28,	February 28,	Annualized
	2014	2015	2015(a)	2014	2015	2015(a)	Expense Ratio

Capital Securities Fund
Class S	$1,000.00	$1,026.86	$–	$1,000.00	$1,024.79	$–	0.00%

(a) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

14

FUND DIRECTORS AND OFFICERS

Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Variable Contracts Funds, Inc. which is also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term or until reaching age 72. Directors considered to be “interested persons” as defined in the Investment Company Act of 1940, as amended, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.

The following directors are considered not to be “interested persons” as defined in the 1940 Act

		Number of	Other
Name,		Portfolios in Fund	Directorships
Position Held with the Fund,	Principal Occupation(s)	Complex Overseen by	Held by Director
Year of Birth	During past 5 years	Director	During Past 5 Years
Elizabeth Ballantine	Principal, EBA Associates	120	Durango Herald, Inc;
Director since 2004			McClatchy
Member, Nominating and Governance			Newspapers, Inc.
Committee
1948

Leroy T. Barnes, Jr.	Retired.	120	McClatchy
Director since March 2012			Newspapers, Inc.;
Member, Audit Committee			Herbalife Ltd.; Frontier
1951			Communications, Inc.;
			Longs Drug Stores

Craig Damos	President, The Damos	120	Hardin Construction
Director since 2008	Company. Formerly, CEO, The		Company
Member, Audit Committee	Weitz Company
Member, 15(c) Committee
1954

Mark A. Grimmett	Executive Vice President and	120	None
Director since 2004	CFO, Merle Norman Cosmetics,
Member, Nominating and Governance	Inc.
Committee
Member, 15(c) Committee
Member, Executive Committee
1960

Fritz S. Hirsch	CEO, MAM USA	120	Focus Products Group
Director since 2005	Formerly, President, Sassy, Inc.
Member, Operations Committee
Member, 15(c) Committee
1951

Tao Huang	Formerly, Chief Operating	120	Armstrong World
Director since March 2012	Officer, Morningstar, Inc.		Industries, Inc.
Member, Operations Committee
Member, 15(c) Committee
1962

William C. Kimball	Partner, Kimball – Porter	120	Casey’s General Stores,
Director since 1999	Investments L.L.C.		Inc.
Member, Nominating and Governance
Committee
1947

Karen (“Karrie”) McMillan	Formerly, General Counsel,	120	None
Director since September 2014	Investment Company Institute
Member, Operations Committee
1961

Daniel Pavelich	Retired.	120	None
Director since 2007
Member, Audit Committee
1944

15

The following directors are considered to be “interested persons” as defined in the 1940 Act, as amended, because of an affiliation with the Manager and Principal Life.

Number of
		Portfolios in Fund	Other
Name,		Complex	Directorships
Position Held with the Fund,	Principal Occupation(s)	Overseen by	Held by Director
Year of Birth	During past 5 years	Director	During Past 5 Years
Michael J. Beer	Executive Vice President, Principal	120	None
Director since 2012	Funds Distributor, Inc. (“PFD”)
Executive Vice President	Vice President/Mutual Funds and
Member, Executive Committee	Broker Dealer, Principal Life
1961	Insurance Company (“PLIC”)
Director, Principal Management
Corporation, (the “Manager”)
Executive Vice President/ Chief
Operating Officer, the Manager
Director, Princor
President, Princor
Director, Principal Shareholder
Services (“PSS”) since 2011
President, PSS since 2011

Nora M. Everett	Director, Edge Asset Management,	120	None
Director since 2008	Inc. (“Edge”) (2008-2011)
President, CEO, and Chairman	Director, Finisterre Capital LLP since
Member, Executive Committee	2011
1959	Director, Origin Asset Management
LLP since 2011
Chairman, Principal Financial
Advisors, Inc. (“PFA”) since 2010
Chairman, PFD since 2011
Senior Vice President/Retirement and
Investor Services, PLIC
Chairman, the Manager since 2011
President, the Manager since 2008
Chairman, Princor since 2011
Chief Executive Officer, Princor since
2009
Chairman, PSS since 2011

Correspondence intended for each Director who is other than an Interested Director may be sent to 711 High Street, Des Moines, IA

50392.

16

The following table presents officers of the Funds.

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Randy L. Bergstrom	Counsel, Principal Global Investors, LLC (“PGI”)
Assistant Tax Counsel	Counsel, PLIC
711 High Street, Des Moines, IA 50392
1955

Tracy Bollin	Chief Financial Officer, PFA since 2010
Chief Financial Officer	Assistant Controller, PFD (2007-2010)
711 High Street, Des Moines, IA 50392	Chief Financial Officer, PFD since 2010
1970	Chief Financial Officer, the Manager since 2010
Financial Controller, the Manager (2008-2010)
Assistant Controller, Princor (2009-2010)
Chief Financial Officer, Princor since 2010
Assistant Controller, PSS (2007-2010)
Chief Financial Officer, PSS since 2010

David J. Brown	Senior Vice President, PFD
Chief Compliance Officer	Vice President/Compliance, PLIC
711 High Street, Des Moines, IA 50392	Senior Vice President, the Manager
1960	Senior Vice President, Princor
Senior Vice President, PSS

Teresa M. Button	Vice President/Treasurer, Edge since 2011
Treasurer	Vice President/Treasurer, PFA since 2011
711 High Street, Des Moines, IA 50392	Vice President/Treasurer, PFD since 2011
1963	Vice President/Treasurer, PGI since 2011
Vice President/Treasurer, PLIC since 2011
Vice President/Treasurer, the Manager since 2011
Vice President/Treasurer, Post since 2011
Vice President/Treasurer, Principal-REI since 2011
Vice President/Treasurer, Princor since 2011
Vice President/Treasurer, PSS since 2011
Treasurer, Spectrum since 2011

Ernie H. Gillum	Vice President/Chief Compliance Officer, the Manager
Vice President, Assistant Secretary	Vice President/Chief Compliance Officer, PSS
711 High Street, Des Moines, IA 50392
1955

Carolyn F. Kolks	Counsel, PGI
Assistant Tax Counsel	Counsel, PLIC
711 High Street, Des Moines, IA 50392
1962

Jennifer A. Mills	Counsel, PFD (2009-2013)
Assistant Counsel	Counsel, PLIC
711 High Street, Des Moines, IA 50392	Counsel, the Manager (2009-2013, 2014 - present)
1973	Counsel, Princor (2009-2013)
Counsel, PSS (2009-2013)

Layne A. Rasmussen	Vice President/Controller – Principal Funds, the Manager
Vice President and Controller
711 High Street, Des Moines, IA 50392
1958

Greg Reymann	Assistant General Counsel, PLIC since 2014
Assistant Counsel	VP, Chief Compliance Officer and Chief Risk Officer, Transamerica Asset
711 High Street, Des Moines, IA 50392	Management, Inc. (“TAM”) (2010-2012)
1958	Assistant General Counsel, Transamerica Asset Management Group (2013-2014)
Vice President/CFTC Principal, TAM (2013-2014)

17

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Britney L. Schnathorst	Counsel, PLIC since 2013
Assistant Counsel	Prior thereto, Attorney in Private Practice
711 High Street, Des Moines, IA 50392
1981

Adam U. Shaikh	Counsel, PFD (2006-2013)
Assistant Counsel	Counsel, PLIC
711 High Street, Des Moines, IA 50392	Counsel, the Manager (2007-2013, 2014 - present)
1972	Counsel, Princor (2007-2013)
Counsel, PSS (2007-2013)

Dan Westholm	Assistant Vice President/Treasury, PFA since 2013
Assistant Treasurer	Director – Treasury, PFA (2011-2013)
711 High Street, Des Moines, IA 50392	Assistant Vice President/Treasury, PFD since 2013
1966	Director – Treasury, PFD (2011-2013)
Assistant Vice President/Treasury, PLIC
Assistant Vice President/Treasury, the Manager
Assistant Vice President/Treasury, Princor since 2013
Director – Treasury, Princor (2008-2009, 2011-2013)
Assistant Vice President/Treasury, PSS

Beth Wilson	Vice President, the Manager (2007-2013)
Vice President and Secretary	Vice President, Princor (2007-2009)
711 High Street, Des Moines, IA 50392
1956

Clint Woods	Associate General Counsel, AEGON USA Investment Management, LLC (2003-
Assistant Counsel	2012)
711 High Street, Des Moines, IA 50392	Assistant General Counsel, Assistant Corporate Secretary, Governance Officer,
1961	PLIC since 2013

The 15(c) Committee assists the Board in performing the annual review of the Fund’s advisory and sub-advisory agreements pursuant to Section 15(c) of the 1940 Act.

The Audit Committee selects the independent auditors for the Fund and oversees the activities of the independent auditors as well as the internal auditors. The committee also receives reports about accounting and financial matters affecting the Fund.

The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board.

The Nominating and Governance Committee selects and nominates all candidates who are not “interested persons” of the Fund for election to the Board. The committee also oversees the structure and efficiency of the Board of Directors and the committees the Board establishes.

The Operations Committee oversees the provision of administrative and distribution services to the Funds, communications with the Funds’ shareholders, and provides review and oversight of the Funds’ operations.

Additional information about the Fund is available in the Prospectuses dated December 31, 2014, and the Statement of Additional Information dated December 31, 2014. These documents may be obtained free of charge by writing or telephoning Principal Funds Distributor, Inc., P.O. Box 10423, Des Moines, IA 50306. Telephone 1-800-222-5852.

PROXY VOTING POLICIES

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning Principal Funds Distributor, Inc., at 1-800-222-5852, or at www.sec.gov.

SCHEDULES OF INVESTMENTS

The Fund files complete schedules of investments with the Securities and Exchange Commission as of May 31 and November 30 of each year on Form N-Q. The Fund’s Form N-Q can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330.

18

BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS

During the period covered by this report, the Board of Directors of Principal Funds, Inc. (“PFI”) approved (1) an amended and restated subadvisory agreement with Principal Global Investors LLC (“PGI”) and an amended and restated management agreement with Principal Management Corporation (the “Manager”) related to the addition of the Dynamic High Yield Explorer Fund and the Credit Opportunities Explorer Fund; (2) the annual review and renewal of the Management Agreement between PFI and the Manager and various sub-advisory agreements for all Funds; (3) an amended and restated subadvisory agreement with Origin Asset Management LLP (“Origin”) and an amended and restated management agreement with the Manager related to the addition of the Origin Emerging Markets Fund; (4) an amended and restated subadvisory agreement with Principal Real Estate Investors, LLC (“Principal-REI”) and an amended and restated management agreement with the Manager related to the addition of the Real Estate Allocation Fund; (5) an amended and restated subadvisory agreement with Principal-REI and an amended and restated management agreement with the Manager related to the addition of the Real Estate Debt Income Fund.

Dynamic High Yield Explorer Fund and Credit Opportunities Explorer Fund Advisory Agreements

On June 9, 2014, the Board met to consider, on behalf of the newly established Dynamic High Yield Explorer Fund and Credit Opportunities Explorer Fund (each, a “Fund” and together, the “Funds”), the approval of: (1) an amended and restated management agreement (“Management Agreement”) between PFI, for each Fund, and the Manager and (2) an amended and restated subadvisory agreement (“Subadvisory Agreement”) between the Manager and PGI (the “Subadvisor”) for each Fund. (The Management Agreement and the Subadvisory Agreement are together referred to as the “Advisory Agreements.”)

Based upon its review, the Board concluded that it was in the best interests of each Fund to approve the Advisory Agreements. In reaching this conclusion, no single factor was determinative in the Board’s analysis, but rather the Board considered a variety of factors.

With respect to the Management Agreement, the Board considered, among other factors, that the Manager has had a long-term relationship with PFI funds and has demonstrated a commitment to support the PFI funds. The Board concluded that a long-term relationship with a capable, conscientious adviser is in the best interests of each Fund. The Board considered various factors, including the following, and made certain findings and conclusions with regard thereto, in approving the Advisory Agreements.

Nature, Quality and Extent of Services

The Board considered the nature, quality and extent of services to be provided under the Management Agreement, including administrative services. The Board noted that, in connection with the 2013 annual renewal of the Management Agreements for the other PFI funds, the Board had: (1) reviewed the services provided by the Manager to the other PFI funds under the Management Agreements; (2) considered the experience and skills of senior management leading fund operations, the experience and skills of the personnel performing the functions under the Management Agreements and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel, and the organizational depth and stability of the Manager and concluded that appropriate resources were provided under the Management Agreements for the PFI funds; (3) considered the program developed by the Manager for identifying, recommending, monitoring and replacing subadvisors for the PFI Funds and concluded that this due diligence process was working well; and (4) considered the compliance program established by the Manager and the level of compliance attained by the PFI funds. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services to be provided by the Manager to each Fund under the Management Agreement are expected to be satisfactory.

The Board considered the nature, quality and extent of services to be provided under the Subadvisory Agreement. The Board considered the reputation, qualifications and background of the Subadvisor, investment approach of the Subadvisor, the experience and skills of the Subadvisor’s investment personnel who would be responsible for the day-to-day management of each Fund, and the resources made available to such personnel. The Board noted that the Subadvisor currently provides subadvisory services for other PFI Funds and series of Principal Variable Contracts Funds, Inc., and that the Board had reviewed and had approved for renewal those subadvisory agreements at its September 2013 Board meeting. In addition, the Board considered the Manager’s program for recommending, monitoring and replacing subadvisors and that the Manager recommended the Subadvisor based upon that program. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services to be provided by the Subadvisor to each Fund under the Subadvisory Agreement are expected to be satisfactory.

Investment Performance

As each Fund is a newly created series, the Board did not review performance of the Funds since no track record was available.

19

For the Dynamic High Yield Explorer Fund, the Board reviewed the historical performance returns as of March 31, 2014 of the Subadvisor in three composites (bank loans, short duration high yield and high yield), each with an investment strategy that the Fund may utilize during a full market cycle, as compared to relevant benchmark indexes and to a relevant Morningstar category for one-year, three-year, five-year and since inception (July 1, 2008 for bank loans, March 1, 2010 for short duration high yield and March 1, 2009 for high yield) periods, as applicable. The Board concluded, based on the information provided, that the historical investment performance record of the Subadvisor was satisfactory.

For the Credit Opportunities Explorer Fund, the Board reviewed the historical performance returns as of March 31, 2014 of the Subadvisor in a composite with an investment strategy similar to the proposed portfolio strategy for the Fund, as compared to a relevant benchmark index and to a relevant Morningstar category for three-month, one-year and since inception (January 1, 2012) periods. The Board concluded, based on the information provided, that the historical investment performance record of the Subadvisor was satisfactory.

Fees, Economies of Scale and Profitability

The Board considered each Fund’s proposed management and subadvisory fees. With respect to the proposed management fees, the Board considered the fees proposed to be paid to the Subadvisor. The Board also received information from the Manager, based on data supplied by Lipper Inc., comparing the proposed management fee to advisory fees of funds with similar investment objectives. The Board also considered whether there are economies of scale with respect to the services to be provided to each Fund under the Management Agreement. The Board noted that each Fund’s proposed management fee schedule includes breakpoints and concluded that the proposed management fee schedules each reflect an appropriate recognition of economies of scale at currently anticipated asset levels.

With respect to the subadvisory fees proposed to be paid to the Subadvisor, the Board noted that the Manager compensates the Subadvisor from its own management fee so that shareholders pay only the management fee. The Board considered whether there are economies of scale with respect to the subadvisory services to be provided under the Subadvisory Agreement. The Board concluded that, although the proposed subadvisory fee schedules do not include breakpoints, the Subadvisor’s fee schedules are appropriate at currently anticipated asset levels.

In addition, in evaluating the management and subadvisory fees, the Board considered the estimated profitability of each Fund to the Manager. The Board reviewed the anticipated expense ratio of each class of each Fund and considered that the Manager proposed to cap the total expense ratios for the classes at certain levels through December 29, 2015. On the basis of the information provided, the Board concluded that the proposed management and subadvisory fees for each Fund were reasonable.

Other Benefits

The Board also considered the character and amount of other incidental benefits to be received by the Manager and Subadvisor. The Board concluded that taking into account these potential benefits, the proposed management and subadvisory fees for each Fund were reasonable.

Overall Conclusions

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of each Advisory Agreement are fair and reasonable and that approval of each of the Advisory Agreements is in the best interests of each Fund.

Annual Review and Renewal of Management Agreement and Subadvisory Agreements

At its September 9, 2014 meeting, the Board performed its annual review and renewal process relating to the Management Agreement and the Subadvisory Agreements of thirteen series of PFI having a fiscal year end of 8/31 (each series is referred to as a “Fund”).

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires the Board, including a majority of the Directors who have no direct or indirect interest in the investment advisory agreements and who are not “interested persons” of PFI, as defined in the 1940 Act (the “Independent Directors”), to annually review and consider the continuation of: (1) the Management Agreement between the Manager and PFI, on behalf the Funds (2) the Subadvisory Agreements between the Manager and each of AQR Capital Management, LLC /CNH Partners, LLC; BlackRock Financial Management, Inc.; Brookfield Investment Management Inc.; Cliffwater LLC, Credit Suisse Asset Management, LLC; Edge Asset Management, Inc. (“Edge”), Finisterre Capital LLP (“Finisterre”), Graham Capital Management, L.P.; Jennison Associates LLC; Loomis, Sayles & Company, L.P.; Los Angeles Capital Management and Equity Research, Inc.; Mellon Capital Management Corporation; Origin; Pictet Asset Management SA; PGI; Principal-REI; Spectrum Asset Management, Inc. (“Spectrum”); Symphony Asset Management LLC; Tortoise Capital Advisors, LLC; Wellington Management Company LLP; and York Registered Holdings, L.P. The Management Agreement and the Sub-advisory Agreements are collectively referred to as the “Advisory Agreements.”

20

The Board, including the Independent Directors, considered the factors and reached the conclusions described below relating to the continuation of the Advisory Agreements. In evaluating the Advisory Agreements, the Board, including the Independent Directors, reviewed a broad range of information requested for this purpose by the Independent Directors, including, among other information, information regarding performance, advisory fees, total expenses, profitability from the Advisory Agreements to the Manager and information about economies of scale. The Board reviewed the materials provided and concluded that it was provided all information reasonably necessary to evaluate the Advisory Agreements.

Nature, Extent and Quality of Services

The Board considered the nature, quality and extent of services provided under the Management Agreement. The Board considered the experience and skills of senior management leading fund operations, the experience and skills of the personnel performing the functions under the Management Agreement and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel, and the organizational depth and stability of the Manager. The Board concluded that appropriate resources were provided under the Management Agreement. The Board also considered that, during the periods reviewed, the Manager had delegated day-to-day portfolio management responsibility to the Subadvisors, and it considered the due diligence program developed by the Manager for identifying, recommending, monitoring and replacing Subadvisors. The Board noted that the Manager applies the due diligence standards to the selection, monitoring and replacement of subadvisors and the Manager proposes the selection of the most suitable subadvisors, with a process that emphasizes Principal affiliated subadvisors, subject to the due diligence standards. The Board concluded that this due diligence process was working well. The Board also considered the compliance program established by the Manager and the level of compliance attained by the Funds. The Board noted that it had previously reviewed the annual best execution and soft dollar reports and found no issues that affected its consideration of the renewal of the Advisory Agreements. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Manager to the Funds under the Management Agreement were satisfactory.

The Board considered the nature, quality and extent of services provided under each Subadvisory Agreement. The Board considered the reputation, qualifications and background of the Subadvisor, investment approach of the Subadvisor, the experience and skills of investment personnel responsible for the day-to-day management of each Fund, and the resources made available to such personnel. The Board also considered the Subadvisors’ compliance with investment policies and general legal compliance. In addition, the Board considered the analysis provided under the Manager’s due diligence program, which resulted in the Manager recommending that each Subadvisory Agreement be continued. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Subadvisors to the Funds under the Subadvisory Agreements are satisfactory.

Investment Performance

The Board reviewed each Fund’s investment performance over longer-term periods (reviewing both the investment return during the three-year period and the blended investment return (50%/50%) of the three- and five-year periods), and compared those returns to various agreed-upon performance measures, including peer group data based upon a broad-based, industry category determined by Morningstar. For Funds or Subadvisors that did not have a three-year or five-year history, the Board reviewed performance for a one-year or three-year period, respectively, noting that certain funds had commenced operations recently and, accordingly, no performance information was considered. The Board also considered whether investment results were consistent with a Fund’s investment objective(s) and policies. For most Funds, the Board concluded that the Fund’s investment returns met acceptable levels of investment performance. There were some Funds, or certain Subadvisors for a multi-manager Fund, that had not attained during the relevant period a level of investment performance considered satisfactory by the Board. For such Funds, the Board also considered other factors, such as the longer-term performance of each such Fund. The Board concluded that the Manager has in place an effective due diligence process to monitor investment performance, to encourage remedial action and to make changes in the Subadvisor at the appropriate time, if necessary.

Investment Management Fees

The Board considered each Fund’s management fees. The Board received information, based on data supplied by Lipper Inc., comparing each Fund’s contractual management fee (at current asset levels and at theoretical asset levels), actual (after any fee waivers) management fee (at average fiscal year asset levels), actual non-management fees (at average fiscal year asset levels) and actual total expense ratio (at average fiscal year asset levels for Class A shares where available) to advisory fees and expense ratios of mutual funds in a narrow peer group selected by Lipper, or for two Funds, a custom peer group recommended by the Manager and reviewed by the Board (“Expense Group”) and a broad-based, industry category defined by Lipper (“Expense Universe”). For Funds that did not offer Class A shares or if Class A shares represented less than 5% of the Fund’s total assets, the information provided was based upon Institutional Class shares.

21

In evaluating the management fees, the Board considered a variety of factors, including the amount of the fees, breakpoints, comparison to fees of peer group funds and other funds managed by the Manager, subadvisory fees paid, services provided, investment performance, total net expense ratios, profitability and expense caps and fee waivers. The Board considered that certain Funds have different management fees from certain other comparable funds managed by the Manager and noted the reasons cited by the Manager for the differing fees. For most Funds, actual management fees were within the 3rd Quartile or better when compared to their Expense Group. For some Funds, although actual management fees were higher than the 3rd Quartile, total net expense ratios were within the 3rd Quartile or better.

In the Board’ review of the expense caps in place with respect to certain classes of a number of Funds, the Board considered the Manager’s proposals to extend the expense caps in place for most of such classes for an additional year and to let the expense caps for classes of certain Funds expire, based upon the individual circumstances of these Funds.

Considering all factors it deemed relevant, the Board concluded that the management fee schedule for each Fund was reasonable and appropriate in light of the nature and quality of services provided by the Manager and other relevant factors.

Profitability

The Board reviewed detailed information regarding revenues the Manager receives under the Management Agreement, as well as the estimated direct and indirect costs the Manager incurs in providing to each Fund the services described in the applicable Advisory Agreements, for the year ended December 31, 2013. The Board also considered the returns on revenue generated in connection with the payment of subadvisory fees to affiliated Subadvisors (PGI, Principal -REI, Edge, Finisterre, Origin, and Spectrum). The Board concluded that the management fee for each Fund was reasonable, taking into account the profitability percentages the Manager provided.

Economies of Scale

The Board considered whether there are economies of scale with respect to the management of each Fund and whether the Funds benefit from any such economies of scale through breakpoints in fees. The Board then reviewed the levels at which breakpoints occur and the amount of the reductions. The Board considered whether the effective management fee rate for each Fund under the applicable Management Agreement is reasonable in relation to the asset size of such Fund. The Board concluded that the fee schedule for each Fund reflects an appropriate level of sharing of any economies of scale.

The Board noted that the management fees for the International Equity Index Fund series do not include breakpoints. Although its management fee schedules do not contain breakpoints, the Board noted that the Fund has a relatively low basis point fee (25 basis points) on all Fund assets.

Subadvisory Fees, Economies of Scale and Profitability

For each Fund the Board considered the subadvisory fees, noting that the Manager compensates each Subadvisor from its own management fee, so that shareholders pay only the management fee. The Board also received industry data supplied by Lipper Inc The Board considered whether there are economies of scale with respect to the subadvisory services provided to each Fund and, if so, whether the subadvisory fees reflect such economies of scale through breakpoints in fees. In addition, in evaluating the subadvisory fees and the factor of profitability, with respect to unaffiliated Subadvisors, the Board considered that the subadvisory fee rate was negotiated at arm’s-length between the Manager and each Subadvisor. The Board considered the profitability of the affiliated Subadvisors in conjunction with its review of the profitability of the Manager.

Other Benefits to the Manager and Subadvisors

The Board also considered the character and amount of other incidental benefits received by the Manager and its affiliates and each Subadvisor from their relationships with the Funds. The Board also considered as a part of this analysis each Subadvisor’s soft dollar practices and brokerage practices. The Board concluded that management and subadvisory fees for each Fund were reasonable in light of these benefits.

Overall Conclusions

Based upon all of the information it considered and the conclusions it reached, the Board determined unanimously that the terms of each Advisory Agreement continue to be fair and reasonable and that the continuation of each Advisory Agreement, with the actions proposed by the Manager, is in the best interests of each Fund.

22

Origin Emerging Markets Fund Advisory Agreements

On September 8, 2014, the Board met to consider, on behalf of the newly established Origin Emerging Markets Fund series of PFI (the “Fund”), the approval of: (1) the amended and restated management agreement (“Management Agreement”) between PFI, for the Fund, and the Manager and (2) the amended and restated subadvisory agreement (“Subadvisory Agreement”) between the Manager and Origin (the “Subadviser”). (The Management Agreement and the Subadvisory Agreement are together referred to as the “Advisory Agreements.”)

Based upon its review, the Board concluded that it was in the best interests of the Fund to approve the Advisory Agreements. In reaching this conclusion, no single factor was determinative in the Board’s analysis, but rather the Board considered a variety of factors.

With respect to the Management Agreement, the Board considered, among other factors, that the Manager has had a long-term relationship with PFI Funds and has demonstrated a commitment to support the PFI Funds. The Board concluded that a long-term relationship with a capable, conscientious adviser is in the best interests of the Fund. The Board considered various factors, including the following, and made certain findings and conclusions with regard thereto, in approving the Advisory Agreements.

Nature, Quality and Extent of Services

The Board considered the nature, quality and extent of services to be provided under the Management Agreement, including administrative services. The Board noted that, in connection with the 2014 annual renewal of the Management Agreements for the other PFI funds, the Board had: (1) reviewed the services provided by the Manager to the other PFI funds under the Management Agreements; (2) considered the experience and skills of senior management leading fund operations, the experience and skills of the personnel performing the functions under the Management Agreements and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel, and the organizational depth and stability of the Manager and concluded that appropriate resources were provided under the Management Agreements for the PFI funds; (3) considered the program developed by the Manager for recommending, monitoring and replacing subadvisors for the PFI funds and concluded that this due diligence process was working well; and (4) considered the compliance program established by the Manager and the level of compliance attained by the PFI funds. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services to be provided by the Manager to the Fund under the Management Agreement are expected to be satisfactory.

The Board considered the nature, quality and extent of services to be provided under the Subadvisory Agreement. The Board considered the reputation, qualifications and background of the Subadvisor, investment approach of the Subadvisor, the experience and skills of the Subadvisor’s investment personnel who would be responsible for the day-to-day management of the Fund, and the resources made available to such personnel. The Board noted that the Subadvisor currently provides subadvisory services for another PFI fund, and that the Board had reviewed and had approved for renewal the subadvisory agreement at its September 2014 Board meeting. In addition, the Board considered the Manager’s program for recommending, monitoring and replacing subadvisors and that the Manager recommended the Subadvisor based upon that program. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services to be provided by the Subadvisor to the Fund under the Subadvisory Agreement are expected to be satisfactory.

Investment Performance

As the Fund is a newly created series, the Board did not review performance of the Fund since no track record was available. The Board reviewed the historical one-year, three-year and since-inception (January 4, 2011) performance returns as of June 30, 2014 of the Subadvisor in a composite with an investment strategy similar to the proposed portfolio strategy for the Fund, as compared to a relevant benchmark index and to a relevant Morningstar category. The Board concluded, based on the information provided, that the historical investment performance record of the Subadvisor was satisfactory.

Fees, Economies of Scale and Profitability

The Board considered the Fund’s proposed management and subadvisory fees. With respect to the proposed management fee, the Board considered the fees proposed to be paid to the Subadvisor. The Board also received information from the Manager, based on data supplied by Lipper Inc., comparing the proposed management fee to advisory fees of funds with similar investment objectives. The Board also considered whether there are economies of scale with respect to the services to be provided to the Fund under the Management Agreement. The Board noted that the proposed management fee schedule includes breakpoints, and concluded that the proposed management fee schedule reflects an appropriate recognition of economies of scale at currently anticipated asset levels.

23

With respect to the subadvisory fees proposed to be paid to the Subadvisor, the Board noted that the Manager compensates the Subadvisor from its own management fee so that shareholders pay only the management fee. The Board considered whether there are economies of scale with respect to the subadvisory services to be provided under the Subadvisory Agreement. The Board concluded that, although the proposed subadvisory fee schedule does not include breakpoints, the Subadvisor’s fee schedule is appropriate at currently anticipated asset levels.

In addition, in evaluating the management and subadvisory fees, the Board considered the estimated profitability of the Fund to the Manager. The Board reviewed the anticipated expense ratio of each class of the Fund and considered that the Manager proposed to cap the total expense ratios for the classes at certain levels through December 29, 2015. On the basis of the information provided, the Board concluded that the proposed management and subadvisory fees were reasonable.

Other Benefits

The Board also considered the character and amount of other incidental benefits to be received by the Manager and Subadvisor. The Board noted that the Subadvisor may use soft dollars and that the Subadvisor’s policy is to use soft dollars within the Section 28(e) safe harbor. The Board concluded that taking into account these potential benefits, the proposed management and subadvisory fees were reasonable.

Overall Conclusions

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of each Advisory Agreement are fair and reasonable and that approval of each of the Advisory Agreements is in the best interests of the Fund.

Real Estate Allocation Fund Advisory Agreements

On September 8, 2014, the Board met to consider, on behalf of the newly established Real Estate Allocation Fund series of PFI (the “Fund”), the approval of: (1) the amended and restated management agreement (“Management Agreement”) between PFI, for the Fund, and the Manager and (2) the amended and restated subadvisory agreement (“Subadvisory Agreement”) between the Manager and Principal-REI (the “Subadvisor”). (The Management Agreement and the Subadvisory Agreement are together referred to as the “Advisory Agreements.”)

Based upon its review, the Board concluded that it was in the best interests of the Fund to approve the Advisory Agreements. In reaching this conclusion, no single factor was determinative in the Board’s analysis, but rather the Board considered a variety of factors.

With respect to the Management Agreement, the Board considered, among other factors, that the Manager has had a long-term relationship with PFI funds and has demonstrated a commitment to support the PFI funds. The Board concluded that a long-term relationship with a capable, conscientious adviser is in the best interests of the Fund. The Board considered various factors, including the following, and made certain findings and conclusions with regard thereto, in approving the Advisory Agreements.

Nature, Quality and Extent of Services

The Board considered the nature, quality and extent of services to be provided under the Management Agreement, including administrative services. The Board noted that, in connection with the 2014 annual renewal of the Management Agreements for the other PFI funds, the Board had: (1) reviewed the services provided by the Manager to the other PFI funds under the Management Agreements; (2) considered the experience and skills of senior management leading fund operations, the experience and skills of the personnel performing the functions under the Management Agreements and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel, and the organizational depth and stability of the Manager and concluded that appropriate resources were provided under the Management Agreements for the PFI funds; (3) considered the program developed by the Manager for recommending, monitoring and replacing subadvisors for the PFI funds and concluded that this due diligence process was working well; and (4) considered the compliance program established by the Manager and the level of compliance attained by the PFI funds. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services to be provided by the Manager to the Fund under the Management Agreement are expected to be satisfactory.

24

The Board considered the nature, quality and extent of services to be provided under the Subadvisory Agreement. The Board considered the reputation, qualifications and background of the Subadvisor, investment approach of the Subadvisor, the experience and skills of the Subadvisor’s investment personnel who would be responsible for the day-to-day management of the Fund, and the resources made available to such personnel. The Board noted that the Subadvisor currently provides subadvisory services for other PFI funds and series of Principal Variable Contracts Funds, Inc., including one of the two underlying funds in which the Fund will invest its assets, and that the Board had reviewed and had approved for renewal those subadvisory agreements at its September 2014 Board meeting. The Board further noted that the Subadvisor will provide subadvisory services to the other underlying fund in which the Fund will invest its assets (a newly established PFI fund), and that the Board had reviewed and approved that fund’s subadvisory agreement at its September 2014 Board meeting. In addition, the Board considered the Manager’s program for recommending, monitoring and replacing subadvisors and that the Manager recommended the Subadvisor based upon that program. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services to be provided by the Subadvisor to the Fund under the Subadvisory Agreement are expected to be satisfactory.

Investment Performance

As the Fund is a newly created series, the Board did not review performance of the Fund since no track record was available. The Board reviewed the historical one-year, three-year, five-year and since-inception (October 1, 2007) performance returns as of June 30, 2014 of one of the two underlying funds in which the Fund will invest its assets and the historical one-year, three-year and since-inception (October 1, 2009) performance returns as of June 30, 2014 of the Subadvisor in a composite with an investment strategy similar to the proposed portfolio strategy of the other underlying fund in which the Fund will invest its assets, each as compared to a relevant benchmark index and to the relevant Morningstar category. The Board concluded, based on the information provided, that the Subadvisor is well qualified.

Fees, Economies of Scale and Profitability

The Board considered that the Fund will pay no direct management or subadvisory fees to the Manager or the Subadvisor, respectively. However, as a fund-of-funds that will invest its assets in underlying funds managed by the Manager and the Subadvisor, the Board noted that the Fund will indirectly bear its portion of the management and subadvisory fees paid by such underlying funds. The Board noted that the Board had reviewed and had approved for renewal the management and subadvisory agreements of one such underlying fund, and that the Board had reviewed and approved the management and subadvisory agreements of the other underlying fund, at its September 2014 Board meeting.

In addition, in evaluating the management and subadvisory fees, the Board considered the estimated profitability of the Fund to the Manager. The Board reviewed the anticipated expense ratio of each class of the Fund and considered that the Manager proposed to cap the total expense ratios for the classes at certain levels through December 29, 2015. On the basis of the information provided, the Board concluded that the proposed management and subadvisory fees were reasonable.

Other Benefits

The Board also considered the character and amount of other incidental benefits to be received by the Manager and Subadvisor. The Board noted that the Subadvisor will not use soft dollars given the Fund’s fund-of-funds structure. The Board concluded that, on the basis of the information provided, the proposed management and subadvisory fees were reasonable.

Overall Conclusions

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of each Advisory Agreement are fair and reasonable and that approval of each of the Advisory Agreements is in the best interests of the Fund.

Real Estate Debt Income Fund Advisory Agreements

On September 8, 2014, the Board met to consider, on behalf of the newly established Real Estate Debt Income Fund series of PFI (the “Fund”), the approval of: (1) the amended and restated management agreement (“Management Agreement”) between PFI, for the Fund, and the Manager and (2) the amended and restated subadvisory agreement (“Subadvisory Agreement”) between the Manager and Principal-REI (the “Subadvisor”). (The Management Agreement and the Subadvisory Agreement are together referred to as the “Advisory Agreements.”)

Based upon its review, the Board concluded that it was in the best interests of the Fund to approve the Advisory Agreements. In reaching this conclusion, no single factor was determinative in the Board’s analysis, but rather the Board considered a variety of factors.

25

With respect to the Management Agreement, the Board considered, among other factors, that the Manager has had a long-term relationship with PFI funds and has demonstrated a commitment to support the PFI funds. The Board concluded that a long-term relationship with a capable, conscientious adviser is in the best interests of the Fund. The Board considered various factors, including the following, and made certain findings and conclusions with regard thereto, in approving the Advisory Agreements.

Nature, Quality and Extent of Services

The Board considered the nature, quality and extent of services to be provided under the Management Agreement, including administrative services. The Board noted that, in connection with the 2014 annual renewal of the Management Agreements for the other PFI funds, the Board had: (1) reviewed the services provided by the Manager to the other PFI funds under the Management Agreements; (2) considered the experience and skills of senior management leading fund operations, the experience and skills of the personnel performing the functions under the Management Agreements and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel, and the organizational depth and stability of the Manager and concluded that appropriate resources were provided under the Management Agreements for the PFI funds; (3) considered the program developed by the Manager for recommending, monitoring and replacing subadvisors for the PFI funds and concluded that this due diligence process was working well; and (4) considered the compliance program established by the Manager and the level of compliance attained by the PFI funds. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services to be provided by the Manager to the Fund under the Management Agreement are expected to be satisfactory.

The Board considered the nature, quality and extent of services to be provided under the Subadvisory Agreement. The Board considered the reputation, qualifications and background of the Subadvisor, investment approach of the Subadvisor, the experience and skills of the Subadvisor’s investment personnel who would be responsible for the day-to-day management of the Fund, and the resources made available to such personnel. The Board noted that the Subadvisor currently provides subadvisory services for other PFI funds and series of Principal Variable Contracts Funds, Inc., and that the Board had reviewed and had approved for renewal those subadvisory agreements at its September 2014 Board meeting. In addition, the Board considered the Manager’s program for recommending, monitoring and replacing subadvisors and that the Manager recommended the Subadvisor based upon that program. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services to be provided by the Subadvisor to the Fund under the Subadvisory Agreement are expected to be satisfactory.

Investment Performance

As the Fund is a newly created series, the Board did not review performance of the Fund since no track record was available. The Board reviewed the historical one-year, three-year, five-year and since-inception (October 1, 2009) performance returns as of June 30, 2014 of the Subadvisor in a composite with an investment strategy similar to the proposed portfolio strategy for the Fund, as compared to a relevant benchmark index and to a relevant Morningstar category. The Board concluded, based on the information provided, that the historical investment performance record of the Subadvisor was satisfactory.

Fees, Economies of Scale and Profitability

The Board considered the Fund’s proposed management and subadvisory fees. With respect to the proposed management fee, the Board considered the fees proposed to be paid to the Subadvisor. The Board also received information from the Manager, based on data supplied by Lipper Inc., comparing the proposed management fee to advisory fees of funds with similar investment objectives. The Board also considered whether there are economies of scale with respect to the services to be provided to the Fund under the Management Agreement. The Board noted that the proposed management fee schedule includes breakpoints, and concluded that the proposed management fee schedule reflects an appropriate recognition of economies of scale at currently anticipated asset levels.

With respect to the subadvisory fees proposed to be paid to the Subadvisor, the Board noted that the Manager compensates the Subadvisor from its own management fee so that shareholders pay only the management fee. The Board considered whether there are economies of scale with respect to the subadvisory services to be provided under the Subadvisory Agreement. The Board concluded that, although the proposed subadvisory fee schedule does not include breakpoints, the Subadvisor’s fee schedule is appropriate at currently anticipated asset levels.

In addition, in evaluating the management and subadvisory fees, the Board considered the estimated profitability of the Fund to the Manager. The Board reviewed the anticipated expense ratio of each class of the Fund and considered that the Manager proposed to cap the total expense ratios for the classes at certain levels through December 29, 2015. On the basis of the information provided, the Board concluded that the proposed management and subadvisory fees were reasonable.

26

Other Benefits

The Board also considered the character and amount of other incidental benefits to be received by the Manager and Subadvisor. The Board noted that the Subadvisor may use soft dollars and that the Subadvisor’s policy is to use soft dollars within the Section 28(e) safe harbor. The Board concluded that taking into account these potential benefits, the proposed management and subadvisory fees were reasonable.

Overall Conclusions

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of each Advisory Agreement are fair and reasonable and that approval of each of the Advisory Agreements is in the best interests of the Fund.

27

Intentionally Left Blank

Principal Funds Distributor, Inc.
711 High Street
Des Moines, IA 50392-6370

Do not use this address for business correspondence.

WE’LL GIVE YOU AN EDGE®

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GLOBAL INVESTMENT MANAGEMENT U ASSET ALLOCATION EXPERTISE U RETIREMENT LEADERSHIP

Investing involves risk, including possible loss of principal.

     This annual report is published as general information for the shareholders of Principal Funds. This material is not authorized for distribution unless preceded or accompanied by a current prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the funds. Investors should read the prospectus carefully before investing.

To obtain an additional prospectus, please contact your financial professional or call 800-222-5852.

For more information about these funds, including their full names, please see the Principal Funds, Inc. prospectus or visit principal.com.

Principal Funds are distributed by Principal Funds Distributor, Inc.

FV908-0 | 02/2015 | © 2015 Principal Financial Services, Inc. | t15020903yd

ITEM 2 – CODE OF ETHICS

Not applicable to semi-annual reports.

ITEM 3 – AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable to semi-annual reports.

ITEM 4 – PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to semi-annual reports.

ITEM 5 – AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6 – SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7 – DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8 – PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9 – PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

None

ITEM 11 – CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12 – EXHIBITS

(a)(1) Code of Ethics - Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Principal Funds, Inc.

By /s/ Michael J. Beer

Michael J. Beer, President and CEO

Date 4/14/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Michael J. Beer

Michael J. Beer, President and CEO

Date 4/14/2015

By /s/ Tracy W. Bollin

Tracy W. Bollin, Chief Financial Officer

Date 4/14/2015